--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                                     ANNUAL
                                     REPORT

                          YEAR ENDED NOVEMBER 30, 1998

                 ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

Performance Charts....................................................         1

Schedules of Investments
    The U.S. Large Company Portfolio..................................         8
    The Enhanced U.S. Large Company Portfolio.........................         8
    The U.S. Large Cap Value Portfolio................................         8
    The U.S. 6-10 Value Portfolio.....................................         9
    The U.S. 6-10 Small Company Portfolio.............................         9
    The U.S. 9-10 Small Company Portfolio.............................         9
    The DFA Real Estate Securities Portfolio..........................        10
    The Large Cap International Portfolio.............................        12
    The International Small Company Portfolio.........................        19
    The Japanese Small Company Portfolio..............................        19
    The Pacific Rim Small Company Portfolio...........................        19
    The United Kingdom Small Company Portfolio........................        20
    The Continental Small Company Portfolio...........................        20
    The DFA International Small Cap Value Portfolio...................        21
    The Emerging Markets Portfolio....................................        40
    The Emerging Markets Small Cap Portfolio..........................        40
    The DFA One-Year Fixed Income Portfolio...........................        40
    The DFA Two-Year Global Fixed Income Portfolio....................        40
    The DFA Five-Year Government Portfolio............................        41
    The DFA Global Fixed Income Portfolio.............................        42
    The DFA Intermediate Government Fixed Income Portfolio............        44

Statements of Assets and Liabilities..................................        45

Statements of Operations..............................................        48

Statements of Changes in Net Assets...................................        54

Financial Highlights..................................................        60

Notes to Financial Statements.........................................        71

Report of Independent Accountants.....................................        79

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

Performance Chart.....................................................        80

Statement of Assets and Liabilities...................................        81

Statement of Operations...............................................        82

Statements of Changes in Net Assets...................................        83

Financial Highlights..................................................        84

Notes to Financial Statements.........................................        85

Report of Independent Accountants.....................................        87

                        THE DFA INVESTMENT TRUST COMPANY

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

Performance Charts....................................................        88

Schedules of Investments
    The U.S. Large Company Series.....................................        94
    The Enhanced U.S. Large Company Series............................        99
    The U.S. Large Cap Value Series...................................       101
    The U.S. 4-10 Value Series........................................       103
    The U.S. 6-10 Value Series........................................       108
    The U.S. 6-10 Small Company Series................................       125
    The U.S. 9-10 Small Company Series................................       157
    The DFA International Value Series................................       181
    The Japanese Small Company Series.................................       189
    The Pacific Rim Small Company Series..............................       196
    The United Kingdom Small Company Series...........................       207
    The Continental Small Company Series..............................       214
    The Emerging Markets Series.......................................       224
    The Emerging Markets Small Cap Series.............................       232
    The DFA One-Year Fixed Income Series..............................       240
    The DFA Two-Year Global Fixed Income Series.......................       242

Statements of Assets and Liabilities..................................       244

Statements of Operations..............................................       246

Statements of Changes in Net Assets...................................       249

Statement of Cash Flows (The Pacific Rim Small Company Series)........       253

Financial Highlights..................................................       254

Notes to Financial Statements.........................................       261

Report of Independent Accountants.....................................       268

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
JANUARY 1991-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    U.S. LARGE COMPANY PORTFOLIO     S&P 500 INDEX

                                             $10,000          $10,000
Jan-91                                       $10,440          $10,442
Feb-91                                       $11,180          $11,190
Mar-91                                       $11,441          $11,456
Apr-91                                       $11,461          $11,488
May-91                                       $11,954          $11,980
Jun-91                                       $11,409          $11,432
Jul-91                                       $11,936          $11,967
Aug-91                                       $12,220          $12,249
Sep-91                                       $12,008          $12,048
Oct-91                                       $12,171          $12,209
Nov-91                                       $11,680          $11,716
Dec-91                                       $13,012          $13,055
Jan-92                                       $12,774          $12,812
Feb-92                                       $12,939          $12,976
Mar-92                                       $12,690          $12,722
Apr-92                                       $13,053          $13,092
May-92                                       $13,126          $13,163
Jun-92                                       $12,928          $12,972
Jul-92                                       $13,440          $13,495
Aug-92                                       $13,168          $13,222
Sep-92                                       $13,315          $13,374
Oct-92                                       $13,357          $13,422
Nov-92                                       $13,810          $13,875
Dec-92                                       $13,963          $14,056
Jan-93                                       $14,069          $14,159
Feb-93                                       $14,250          $14,350
Mar-93                                       $14,546          $14,659
Apr-93                                       $14,184          $14,299
May-93                                       $14,557          $14,686
Jun-93                                       $14,590          $14,734
Jul-93                                       $14,526          $14,665
Aug-93                                       $15,064          $15,223
Sep-93                                       $14,957          $15,111
Oct-93                                       $15,259          $15,418
Nov-93                                       $15,117          $15,273
Dec-93                                       $15,306          $15,460
Jan-94                                       $15,800          $15,978
Feb-94                                       $15,372          $15,547
Mar-94                                       $14,711          $14,871
Apr-94                                       $14,910          $15,064
May-94                                       $15,141          $15,310
Jun-94                                       $14,774          $14,931
Jul-94                                       $15,251          $15,426
Aug-94                                       $15,872          $16,053
Sep-94                                       $15,504          $15,667
Oct-94                                       $15,839          $16,025
Nov-94                                       $15,275          $15,437
Dec-94                                       $15,503          $15,663
Jan-95                                       $15,898          $16,070
Feb-95                                       $16,518          $16,693
Mar-95                                       $16,995          $17,187
Apr-95                                       $17,481          $17,688
May-95                                       $18,184          $18,386
Jun-95                                       $18,606          $18,818
Jul-95                                       $19,220          $19,445
Aug-95                                       $19,255          $19,497
Sep-95                                       $20,077          $20,314
Oct-95                                       $19,996          $20,243
Nov-95                                       $20,856          $21,134
Dec-95                                       $21,250          $21,525
Jan-96                                       $21,979          $22,265
Feb-96                                       $22,164          $22,479
Mar-96                                       $22,381          $22,695
Apr-96                                       $22,706          $23,029
May-96                                       $23,273          $23,623
Jun-96                                       $23,366          $23,720
Jul-96                                       $22,327          $22,664
Aug-96                                       $22,804          $23,145
Sep-96                                       $24,072          $24,445
Oct-96                                       $24,727          $25,115
Nov-96                                       $26,587          $27,021
Dec-96                                       $26,058          $26,492
Jan-97                                       $27,681          $28,137
Feb-97                                       $27,894          $28,365
Mar-97                                       $26,742          $27,185
Apr-97                                       $28,336          $28,808
May-97                                       $30,047          $30,577
Jun-97                                       $31,387          $31,940
Jul-97                                       $33,883          $34,476
Aug-97                                       $31,995          $32,559
Sep-97                                       $33,739          $34,344
Oct-97                                       $32,612          $33,197
Nov-97                                       $34,096          $34,734
Dec-97                                       $34,676          $35,331
Jan-98                                       $35,075          $35,723
Feb-98                                       $37,596          $38,299
Mar-98                                       $39,503          $40,260
Apr-98                                       $39,902          $40,666
May-98                                       $39,211          $39,967
Jun-98                                       $40,799          $41,590
Jul-98                                       $40,363          $41,149
Aug-98                                       $34,551          $35,199
Sep-98                                       $36,748          $37,455
Oct-98                                       $39,706          $40,500
Nov-98                                       $42,128          $42,954

ANNUALIZED           ONE       FIVE         FROM
TOTAL RETURN (%)    YEAR       YEARS    JANUARY 1991
-----------------------------------------------------
                    23.56      22.75        19.92

- THE PORTFOLIO PROVIDES ACCESS TO U.S. LARGE COMPANIES BY INVESTING IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS PRIMARILY IN THE SECURITIES COMPRISING THE S&P 500 INDEX.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF THE S&P 500 INDEX.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
AUGUST 1996-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000     ENHANCED U.S. LARGE COMPANY PORTFOLIO     S&P 500 INDEX

                                                       $10,000          $10,000
Aug-96                                                 $10,203          $10,212
Sep-96                                                 $10,802          $10,786
Oct-96                                                 $11,167          $11,081
Nov-96                                                 $12,010          $11,923
Dec-96                                                 $11,709          $11,689
Jan-97                                                 $12,455          $12,415
Feb-97                                                 $12,553          $12,515
Mar-97                                                 $11,947          $11,995
Apr-97                                                 $12,697          $12,711
May-97                                                 $13,525          $13,491
Jun-97                                                 $14,105          $14,093
Jul-97                                                 $15,242          $15,212
Aug-97                                                 $14,407          $14,366
Sep-97                                                 $15,156          $15,153
Oct-97                                                 $14,730          $14,647
Nov-97                                                 $15,279          $15,325
Dec-97                                                 $15,540          $15,589
Jan-98                                                 $15,811          $15,762
Feb-98                                                 $16,881          $16,898
Mar-98                                                 $17,735          $17,764
Apr-98                                                 $17,931          $17,943
May-98                                                 $17,567          $17,634
Jun-98                                                 $18,311          $18,350
Jul-98                                                 $18,075          $18,156
Aug-98                                                 $15,440          $15,531
Sep-98                                                 $16,519          $16,526
Oct-98                                                 $17,884          $17,870
Nov-98                                                 $18,903          $18,953

ANNUALIZED           ONE         FROM
TOTAL RETURN (%)    YEAR     AUGUST 1996
-----------------------------------------
                    23.72       31.37

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS BY INVESTING IN THE ENHANCED U.S. LARGE COMPANY SERIES WHICH IN TURN INVESTS IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF ITS STRATEGY.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
MARCH 1993-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    U.S. LARGE CAP VALUE PORTFOLIO    RUSSELL 1000 VALUE INDEX     FAMA-FRENCH LARGE CAP VALUE INDEX

                                              $10,000                     $10,000                                $10,000
Mar-93                                        $10,109                     $10,295                                $10,302
Apr-93                                        $10,080                     $10,163                                $10,247
May-93                                        $10,189                     $10,368                                $10,333
Jun-93                                        $10,396                     $10,596                                $10,501
Jul-93                                        $10,545                     $10,714                                $10,623
Aug-93                                        $10,802                     $11,101                                $10,980
Sep-93                                        $10,614                     $11,119                                $10,869
Oct-93                                        $10,743                     $11,111                                $10,907
Nov-93                                        $10,633                     $10,882                                $10,742
Dec-93                                        $10,895                     $11,089                                $11,018
Jan-94                                        $11,198                     $11,508                                $11,242
Feb-94                                        $10,694                     $11,114                                $10,748
Mar-94                                        $10,261                     $10,701                                $10,273
Apr-94                                        $10,422                     $10,906                                $10,418
May-94                                        $10,351                     $11,032                                $10,291
Jun-94                                        $10,136                     $10,768                                $10,097
Jul-94                                        $10,575                     $11,103                                $10,542
Aug-94                                        $10,881                     $11,422                                $10,821
Sep-94                                        $10,563                     $11,043                                $10,423
Oct-94                                        $10,769                     $11,196                                $10,621
Nov-94                                        $10,286                     $10,744                                $10,137
Dec-94                                        $10,400                     $10,867                                $10,178
Jan-95                                        $10,639                     $11,202                                $10,445
Feb-95                                        $11,243                     $11,645                                $11,127
Mar-95                                        $11,419                     $11,900                                $11,299
Apr-95                                        $11,827                     $12,276                                $11,695
May-95                                        $12,443                     $12,792                                $12,249
Jun-95                                        $12,715                     $12,966                                $12,564
Jul-95                                        $13,272                     $13,418                                $13,146
Aug-95                                        $13,661                     $13,607                                $13,451
Sep-95                                        $14,134                     $14,099                                $13,854
Oct-95                                        $13,553                     $13,960                                $13,274
Nov-95                                        $14,296                     $14,667                                $13,963
Dec-95                                        $14,390                     $15,036                                $14,118
Jan-96                                        $14,800                     $15,505                                $14,462
Feb-96                                        $15,016                     $15,623                                $14,675
Mar-96                                        $15,534                     $15,888                                $15,108
Apr-96                                        $15,794                     $15,949                                $15,432
May-96                                        $16,053                     $16,148                                $15,672
Jun-96                                        $15,582                     $16,161                                $15,272
Jul-96                                        $14,886                     $15,550                                $14,479
Aug-96                                        $15,484                     $15,995                                $15,011
Sep-96                                        $15,785                     $16,631                                $15,386
Oct-96                                        $16,298                     $17,275                                $15,811
Nov-96                                        $17,478                     $18,527                                $16,965
Dec-96                                        $17,299                     $18,290                                $16,878
Jan-97                                        $17,919                     $19,177                                $17,440
Feb-97                                        $18,268                     $19,459                                $17,850
Mar-97                                        $17,431                     $18,759                                $17,026
Apr-97                                        $18,007                     $19,546                                $17,644
May-97                                        $19,395                     $20,639                                $19,023
Jun-97                                        $19,990                     $21,525                                $19,634
Jul-97                                        $21,995                     $23,143                                $21,485
Aug-97                                        $21,668                     $22,319                                $21,198
Sep-97                                        $22,807                     $23,667                                $22,306
Oct-97                                        $21,637                     $23,007                                $21,637
Nov-97                                        $21,864                     $24,024                                $22,191
Dec-97                                        $22,166                     $24,725                                $22,684
Jan-98                                        $22,454                     $24,377                                $22,874
Feb-98                                        $24,417                     $26,017                                $24,793
Mar-98                                        $25,777                     $27,610                                $26,276
Apr-98                                        $25,921                     $27,795                                $26,617
May-98                                        $25,693                     $27,383                                $26,684
Jun-98                                        $25,631                     $27,734                                $26,700
Jul-98                                        $24,742                     $27,246                                $25,779
Aug-98                                        $20,229                     $23,192                                $21,520
Sep-98                                        $21,255                     $24,523                                $22,837
Oct-98                                        $22,995                     $26,423                                $24,890
Nov-98                                        $24,421                     $27,655                                $26,147

ANNUALIZED           ONE       FIVE        FROM
TOTAL RETURN (%)    YEAR       YEARS    MARCH 1993
---------------------------------------------------
                    11.69      18.09       16.80

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPITALIZATIONS OF APPROXIMATELY $18.7 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF LARGE U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

- THE RUSSELL 1000 VALUE INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE FAMA-FRENCH LARGE CAP VALUE INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. 6-10 VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000   U.S. 6-10 VALUE PORTFOLIO    RUSSELL 2000 VALUE INDEX     FAMA-FRENCH SMALL CAP VALUE INDEX

                                        $10,000                     $10,000                                $10,000
Apr-93                                   $9,788                      $9,760                                 $9,687
May-93                                  $10,050                     $10,067                                $10,081
Jun-93                                  $10,050                     $10,162                                $10,069
Jul-93                                  $10,353                     $10,337                                $10,209
Aug-93                                  $10,685                     $10,741                                $10,536
Sep-93                                  $11,058                     $10,999                                $10,727
Oct-93                                  $11,431                     $11,251                                $11,156
Nov-93                                  $11,228                     $10,964                                $10,978
Dec-93                                  $11,453                     $11,286                                $11,257
Jan-94                                  $12,044                     $11,688                                $11,791
Feb-94                                  $12,003                     $11,654                                $11,720
Mar-94                                  $11,606                     $11,133                                $11,235
Apr-94                                  $11,687                     $11,242                                $11,317
May-94                                  $11,717                     $11,226                                $11,279
Jun-94                                  $11,503                     $10,936                                $11,047
Jul-94                                  $11,696                     $11,138                                $11,320
Aug-94                                  $12,094                     $11,576                                $11,726
Sep-94                                  $12,053                     $11,453                                $11,676
Oct-94                                  $11,879                     $11,243                                $11,477
Nov-94                                  $11,472                     $10,789                                $11,096
Dec-94                                  $11,591                     $11,113                                $11,188
Jan-95                                  $11,705                     $11,060                                $11,370
Feb-95                                  $12,118                     $11,469                                $11,831
Mar-95                                  $12,262                     $11,525                                $11,968
Apr-95                                  $12,696                     $11,867                                $12,344
May-95                                  $13,046                     $12,121                                $12,607
Jun-95                                  $13,563                     $12,536                                $13,023
Jul-95                                  $14,295                     $12,993                                $13,547
Aug-95                                  $14,750                     $13,379                                $13,982
Sep-95                                  $14,936                     $13,579                                $14,215
Oct-95                                  $14,203                     $13,037                                $13,581
Nov-95                                  $14,731                     $13,554                                $13,963
Dec-95                                  $14,986                     $13,974                                $14,182
Jan-96                                  $14,933                     $14,067                                $14,382
Feb-96                                  $15,260                     $14,288                                $14,606
Mar-96                                  $15,682                     $14,588                                $15,099
Apr-96                                  $16,494                     $14,986                                $15,619
May-96                                  $17,137                     $15,365                                $16,233
Jun-96                                  $16,779                     $15,184                                $15,975
Jul-96                                  $15,735                     $14,376                                $15,124
Aug-96                                  $16,453                     $15,000                                $15,750
Sep-96                                  $17,001                     $15,409                                $16,151
Oct-96                                  $17,126                     $15,588                                $16,105
Nov-96                                  $17,938                     $16,427                                $16,842
Dec-96                                  $18,331                     $16,961                                $17,081
Jan-97                                  $18,797                     $17,222                                $17,686
Feb-97                                  $18,797                     $17,385                                $17,774
Mar-97                                  $18,299                     $16,919                                $17,307
Apr-97                                  $18,224                     $17,168                                $17,184
May-97                                  $19,948                     $18,535                                $18,815
Jun-97                                  $21,194                     $19,473                                $19,808
Jul-97                                  $22,462                     $20,290                                $20,842
Aug-97                                  $23,252                     $20,613                                $21,618
Sep-97                                  $25,040                     $21,984                                $23,189
Oct-97                                  $24,152                     $21,386                                $22,716
Nov-97                                  $23,946                     $21,621                                $22,575
Dec-97                                  $23,968                     $22,354                                $23,029
Jan-98                                  $23,673                     $21,949                                $22,921
Feb-98                                  $25,458                     $23,277                                $24,408
Mar-98                                  $26,494                     $24,222                                $25,417
Apr-98                                  $27,005                     $24,341                                $25,856
May-98                                  $25,971                     $23,479                                $24,840
Jun-98                                  $25,459                     $23,346                                $24,187
Jul-98                                  $23,583                     $21,518                                $22,392
Aug-98                                  $19,237                     $18,148                                $18,462
Sep-98                                  $19,783                     $19,173                                $18,918
Oct-98                                  $20,626                     $19,743                                $19,966
Nov-98                                  $21,719                     $20,278                                $20,801

ANNUALIZED           ONE       FIVE        FROM
TOTAL RETURN (%)    YEAR       YEARS    APRIL 1993
--------------------------------------------------
                    -9.30      14.10      14.67

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. 6-10 VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPITALIZATIONS OF APPROXIMATELY $300 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

- THE RUSSELL 2000 VALUE INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE FAMA-FRENCH SMALL CAP VALUE INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 6-10 SMALL COMPANY PORTFOLIO VS.
RUSSELL 2000 INDEX
APRIL 1992-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    U.S. 6-10 SMALL COMPANY PORTFOLIO    RUSSELL 2000 INDEX    CRSP 6-10 INDEX

                                                 $10,000               $10,000            $10,000
Apr-92                                            $9,588                $9,649             $9,606
May-92                                            $9,567                $9,777             $9,677
Jun-92                                            $9,103                $9,318             $9,289
Jul-92                                            $9,505                $9,642             $9,649
Aug-92                                            $9,309                $9,369             $9,383
Sep-92                                            $9,464                $9,585             $9,587
Oct-92                                            $9,763                $9,888             $9,892
Nov-92                                           $10,670               $10,645            $10,729
Dec-92                                           $11,079               $11,015            $11,096
Jan-93                                           $11,454               $11,388            $11,511
Feb-93                                           $11,193               $11,125            $11,229
Mar-93                                           $11,454               $11,485            $11,581
Apr-93                                           $11,099               $11,169            $11,231
May-93                                           $11,547               $11,663            $11,743
Jun-93                                           $11,495               $11,735            $11,788
Jul-93                                           $11,579               $11,897            $11,928
Aug-93                                           $11,975               $12,411            $12,478
Sep-93                                           $12,288               $12,761            $12,837
Oct-93                                           $12,548               $13,090            $13,234
Nov-93                                           $12,240               $12,664            $12,827
Dec-93                                           $12,592               $13,097            $13,215
Jan-94                                           $12,970               $13,507            $13,671
Feb-94                                           $12,873               $13,458            $13,590
Mar-94                                           $12,247               $12,749            $12,850
Apr-94                                           $12,269               $12,824            $12,798
May-94                                           $12,204               $12,680            $12,683
Jun-94                                           $11,848               $12,253            $12,355
Jul-94                                           $12,021               $12,454            $12,568
Aug-94                                           $12,593               $13,148            $13,287
Sep-94                                           $12,657               $13,103            $13,335
Oct-94                                           $12,700               $13,051            $13,322
Nov-94                                           $12,267               $12,523            $12,806
Dec-94                                           $12,423               $12,859            $12,974
Jan-95                                           $12,496               $12,697            $12,996
Feb-95                                           $12,908               $13,225            $13,476
Mar-95                                           $13,151               $13,451            $13,764
Apr-95                                           $13,576               $13,750            $14,123
May-95                                           $13,854               $13,986            $14,380
Jun-95                                           $14,557               $14,712            $15,173
Jul-95                                           $15,453               $15,560            $16,141
Aug-95                                           $15,889               $15,882            $16,559
Sep-95                                           $16,180               $16,166            $16,913
Oct-95                                           $15,343               $15,443            $16,050
Nov-95                                           $15,794               $16,092            $16,609
Dec-95                                           $16,172               $16,517            $17,019
Jan-96                                           $16,211               $16,499            $17,132
Feb-96                                           $16,752               $17,014            $17,712
Mar-96                                           $17,114               $17,366            $18,127
Apr-96                                           $18,250               $18,295            $19,490
May-96                                           $19,192               $19,016            $20,439
Jun-96                                           $18,315               $18,234            $19,505
Jul-96                                           $16,791               $16,642            $17,703
Aug-96                                           $17,772               $17,609            $18,756
Sep-96                                           $18,326               $18,298            $19,529
Oct-96                                           $18,055               $18,016            $19,158
Nov-96                                           $18,752               $18,758            $19,740
Dec-96                                           $19,029               $19,250            $20,137
Jan-97                                           $19,659               $19,635            $20,864
Feb-97                                           $19,239               $19,159            $20,365
Mar-97                                           $18,329               $18,255            $19,257
Apr-97                                           $18,118               $18,306            $18,938
May-97                                           $20,176               $20,344            $21,347
Jun-97                                           $21,213               $21,216            $22,657
Jul-97                                           $22,473               $22,203            $23,897
Aug-97                                           $23,300               $22,711            $24,731
Sep-97                                           $25,092               $24,374            $26,811
Oct-97                                           $24,001               $23,304            $25,762
Nov-97                                           $23,636               $23,152            $25,327
Dec-97                                           $23,640               $23,558            $25,459
Jan-98                                           $23,359               $23,185            $25,341
Feb-98                                           $25,071               $24,899            $27,237
Mar-98                                           $26,114               $25,925            $28,558
Apr-98                                           $26,472               $26,067            $28,998
May-98                                           $25,085               $24,662            $27,391
Jun-98                                           $24,741               $24,714            $27,115
Jul-98                                           $22,841               $22,712            $25,173
Aug-98                                           $18,138               $18,301            $20,025
Sep-98                                           $19,275               $19,734            $21,229
Oct-98                                           $20,116               $20,540            $22,184
Nov-98                                           $21,439               $21,616            $23,664

ANNUALIZED           ONE       FIVE        FROM
TOTAL RETURN (%)    YEAR       YEARS    APRIL 1992
--------------------------------------------------
                    -9.29      11.86      12.12

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.S. 6-10 SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPITALIZATIONS OF APPROXIMATELY $450 MILLION.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

- THE RUSSELL 2000 INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE CRSP 6-10 INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 9-10 SMALL COMPANY PORTFOLIO VS.
CRSP 9-10 INDEX
DECEMBER 1988-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    U.S. 9-10 SMALL COMPANY PORTFOLIO    CRSP 9-10 INDEX

                                                 $10,000            $10,000
Dec-88                                           $10,394            $10,271
Jan-89                                           $10,814            $10,763
Feb-89                                           $10,904            $10,843
Mar-89                                           $11,294            $11,093
Apr-89                                           $11,609            $11,375
May-89                                           $12,029            $11,700
Jun-89                                           $11,789            $11,581
Jul-89                                           $12,269            $11,935
Aug-89                                           $12,418            $12,174
Sep-89                                           $12,418            $12,195
Oct-89                                           $11,668            $11,410
Nov-89                                           $11,609            $11,314
Dec-89                                           $11,453            $11,116
Jan-90                                           $10,578            $10,406
Feb-90                                           $10,776            $10,553
Mar-90                                           $11,172            $10,768
Apr-90                                           $10,875            $10,433
May-90                                           $11,485            $10,850
Jun-90                                           $11,651            $10,922
Jul-90                                           $11,206            $10,447
Aug-90                                            $9,753             $9,100
Sep-90                                            $8,945             $8,248
Oct-90                                            $8,433             $7,701
Nov-90                                            $8,813             $8,001
Dec-90                                            $8,984             $8,000
Jan-91                                            $9,739             $8,822
Feb-91                                           $10,823            $10,104
Mar-91                                           $11,559            $10,912
Apr-91                                           $11,599            $11,064
May-91                                           $11,986            $11,357
Jun-91                                           $11,405            $10,912
Jul-91                                           $11,869            $11,296
Aug-91                                           $12,179            $11,641
Sep-91                                           $12,218            $11,789
Oct-91                                           $12,605            $12,061
Nov-91                                           $12,257            $11,641
Dec-91                                           $12,994            $12,129
Jan-92                                           $14,459            $13,811
Feb-92                                           $15,113            $14,554
Mar-92                                           $14,736            $14,212
Apr-92                                           $14,143            $13,546
May-92                                           $14,123            $13,562
Jun-92                                           $13,390            $12,857
Jul-92                                           $13,885            $13,267
Aug-92                                           $13,569            $12,891
Sep-92                                           $13,746            $13,096
Oct-92                                           $14,102            $13,456
Nov-92                                           $15,350            $14,762
Dec-92                                           $16,027            $15,286
Jan-93                                           $16,898            $16,171
Feb-93                                           $16,594            $15,718
Mar-93                                           $17,073            $16,175
Apr-93                                           $16,551            $15,679
May-93                                           $17,117            $16,275
Jun-93                                           $17,052            $16,304
Jul-93                                           $17,335            $16,557
Aug-93                                           $17,922            $17,259
Sep-93                                           $18,489            $17,790
Oct-93                                           $19,360            $18,621
Nov-93                                           $19,021            $18,109
Dec-93                                           $19,390            $18,321
Jan-94                                           $20,588            $19,231
Feb-94                                           $20,541            $19,158
Mar-94                                           $19,625            $18,227
Apr-94                                           $19,742            $18,049
May-94                                           $19,719            $18,034
Jun-94                                           $19,202            $17,556
Jul-94                                           $19,555            $17,644
Aug-94                                           $20,214            $18,433
Sep-94                                           $20,427            $18,729
Oct-94                                           $20,662            $18,840
Nov-94                                           $19,988            $18,113
Dec-94                                           $19,992            $17,899
Jan-95                                           $20,558            $18,402
Feb-95                                           $21,076            $19,000
Mar-95                                           $21,381            $19,342
Apr-95                                           $22,134            $19,876
May-95                                           $22,794            $20,305
Jun-95                                           $24,088            $21,483
Jul-95                                           $25,642            $22,845
Aug-95                                           $26,560            $23,763
Sep-95                                           $27,078            $24,329
Oct-95                                           $25,759            $23,071
Nov-95                                           $26,254            $23,447
Dec-95                                           $26,881            $23,738
Jan-96                                           $26,956            $24,070
Feb-96                                           $27,951            $24,807
Mar-96                                           $28,588            $25,514
Apr-96                                           $31,013            $27,672
May-96                                           $33,336            $29,653
Jun-96                                           $31,395            $27,898
Jul-96                                           $28,435            $25,474
Aug-96                                           $29,788            $26,704
Sep-96                                           $30,655            $27,593
Oct-96                                           $30,119            $26,983
Nov-96                                           $30,986            $27,642
Dec-96                                           $31,618            $28,214
Jan-97                                           $32,946            $29,698
Feb-97                                           $32,268            $29,187
Mar-97                                           $30,686            $27,532
Apr-97                                           $29,840            $26,431
May-97                                           $32,889            $29,346
Jun-97                                           $34,527            $30,852
Jul-97                                           $36,616            $32,592
Aug-97                                           $38,480            $34,072
Sep-97                                           $41,727            $37,298
Oct-97                                           $40,117            $36,217
Nov-97                                           $39,495            $35,478
Dec-97                                           $38,819            $34,974
Jan-98                                           $38,590            $34,915
Feb-98                                           $41,095            $37,163
Mar-98                                           $43,072            $39,036
Apr-98                                           $43,795            $40,067
May-98                                           $41,619            $37,975
Jun-98                                           $40,761            $36,578
Jul-98                                           $38,026            $34,313
Aug-98                                           $30,383            $27,001
Sep-98                                           $31,504            $27,971
Oct-98                                           $32,626            $29,025
Nov-98                                           $35,099            $31,547

ANNUALIZED           ONE       FIVE        TEN
TOTAL RETURN (%)    YEAR       YEARS      YEARS
-------------------------------------------------
                   -11.13      13.03      13.38

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.S. 9-10 SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES WITH AVERAGE WEIGHTED MARKET CAPITALIZATIONS OF APPROXIMATELY $150 MILLION.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF DECILE 9-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.
CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
WILSHIRE REIT-ONLY INDEX
JANUARY 1993-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000   DFA REAL ESTATE SECURITIES PORTFOLIO    WILSHIRE REIT-ONLY INDEX    S&P 500 INDEX

                                                   $10,000                     $10,000          $10,000
Jan-93                                             $10,370                     $10,666          $10,073
Feb-93                                             $10,420                     $11,360          $10,209
Mar-93                                             $10,779                     $12,144          $10,428
Apr-93                                             $10,339                     $11,412          $10,173
May-93                                             $10,350                     $11,202          $10,448
Jun-93                                             $10,660                     $11,626          $10,482
Jul-93                                             $10,941                     $11,752          $10,433
Aug-93                                             $11,341                     $12,029          $10,830
Sep-93                                             $11,851                     $12,511          $10,750
Oct-93                                             $11,691                     $12,125          $10,968
Nov-93                                             $11,109                     $11,507          $10,865
Dec-93                                             $11,546                     $11,514          $10,999
Jan-94                                             $11,801                     $11,792          $11,367
Feb-94                                             $11,740                     $12,316          $11,061
Mar-94                                             $11,096                     $11,816          $10,579
Apr-94                                             $11,065                     $11,978          $10,717
May-94                                             $11,004                     $12,226          $10,892
Jun-94                                             $10,729                     $11,981          $10,623
Jul-94                                             $10,760                     $11,915          $10,974
Aug-94                                             $10,944                     $11,918          $11,421
Sep-94                                             $10,588                     $11,749          $11,146
Oct-94                                             $10,148                     $11,268          $11,401
Nov-94                                              $9,804                     $10,882          $10,982
Dec-94                                             $10,577                     $11,820          $11,143
Jan-95                                             $10,278                     $11,414          $11,432
Feb-95                                             $10,449                     $11,600          $11,876
Mar-95                                             $10,428                     $11,584          $12,228
Apr-95                                             $10,375                     $11,505          $12,583
May-95                                             $10,791                     $11,981          $13,080
Jun-95                                             $11,015                     $12,222          $13,388
Jul-95                                             $11,143                     $12,391          $13,834
Aug-95                                             $11,218                     $12,505          $13,871
Sep-95                                             $11,410                     $12,750          $14,452
Oct-95                                             $11,047                     $12,359          $14,402
Nov-95                                             $11,178                     $12,504          $15,035
Dec-95                                             $11,854                     $13,266          $15,313
Jan-96                                             $11,967                     $13,429          $15,840
Feb-96                                             $12,115                     $13,618          $15,992
Mar-96                                             $12,125                     $13,624          $16,146
Apr-96                                             $12,115                     $13,593          $16,383
May-96                                             $12,375                     $13,917          $16,806
Jun-96                                             $12,601                     $14,182          $16,875
Jul-96                                             $12,658                     $14,202          $16,124
Aug-96                                             $13,111                     $14,774          $16,466
Sep-96                                             $13,395                     $15,138          $17,391
Oct-96                                             $13,723                     $15,539          $17,868
Nov-96                                             $14,335                     $16,281          $19,224
Dec-96                                             $15,864                     $18,180          $18,847
Jan-97                                             $15,959                     $18,289          $20,017
Feb-97                                             $15,900                     $18,225          $20,179
Mar-97                                             $15,996                     $18,363          $19,340
Apr-97                                             $15,484                     $17,691          $20,495
May-97                                             $15,938                     $18,220          $21,753
Jun-97                                             $16,784                     $19,222          $22,723
Jul-97                                             $17,225                     $19,743          $24,527
Aug-97                                             $17,143                     $19,631          $23,164
Sep-97                                             $18,704                     $21,525          $24,433
Oct-97                                             $18,181                     $20,838          $23,617
Nov-97                                             $18,515                     $21,268          $24,710
Dec-97                                             $18,937                     $21,755          $25,135
Jan-98                                             $18,712                     $21,496          $25,414
Feb-98                                             $18,399                     $21,057          $27,247
Mar-98                                             $18,889                     $21,537          $28,642
Apr-98                                             $18,286                     $20,799          $28,931
May-98                                             $18,173                     $20,645          $28,434
Jun-98                                             $18,186                     $20,641          $29,588
Jul-98                                             $16,982                     $19,183          $29,274
Aug-98                                             $15,428                     $17,382          $25,041
Sep-98                                             $16,406                     $18,444          $26,646
Oct-98                                             $16,055                     $18,088          $28,813
Nov-98                                             $16,293                     $18,385          $30,559

ANNUALIZED           ONE       FIVE         FROM
TOTAL RETURN (%)    YEAR       YEARS    JANUARY 1993
-----------------------------------------------------
                   -12.00      7.96         8.60

- THE PORTFOLIO INVESTS IN EQUITY REITS. THE PORTFOLIO INVESTS ON A MARKET CAP-WEIGHTED BASIS.

- THE PORTFOLIO DOES NOT PURCHASE HEALTH CARE REITS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF U.S. EQUITY REITS.

- THE WILSHIRE REIT-ONLY INDEX IS A MORE APPROPRIATE MEASURE OF DIMENSIONAL'S REAL ESTATE STRATEGY THAN THE S&P 500 INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
EAFE INDEX (NET DIVIDENDS)
AUGUST 1991-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    LARGE CAP INTERNATIONAL PORTFOLIO   EAFE INDEX (NET DIVIDENDS)    EAFE INDEX (GROSS DIVIDENDS)

                                                 $10,000                      $10,000                         $10,000
Aug-91                                            $9,865                       $9,797                          $9,799
Sep-91                                           $10,338                      $10,350                         $10,354
Oct-91                                           $10,636                      $10,497                         $10,503
Nov-91                                           $10,288                      $10,006                         $10,015
Dec-91                                           $10,880                      $10,524                         $10,535
Jan-92                                           $10,540                      $10,299                         $10,313
Feb-92                                           $10,073                       $9,931                          $9,947
Mar-92                                            $9,402                       $9,275                          $9,293
Apr-92                                            $9,392                       $9,319                          $9,340
May-92                                            $9,966                       $9,942                          $9,968
Jun-92                                            $9,539                       $9,471                          $9,499
Jul-92                                            $9,412                       $9,229                          $9,258
Aug-92                                           $10,121                       $9,807                          $9,843
Sep-92                                            $9,868                       $9,614                          $9,656
Oct-92                                            $9,295                       $9,109                          $9,154
Nov-92                                            $9,363                       $9,195                          $9,245
Dec-92                                            $9,451                       $9,243                          $9,291
Jan-93                                            $9,362                       $9,242                          $9,291
Feb-93                                            $9,607                       $9,521                          $9,579
Mar-93                                           $10,364                      $10,351                         $10,413
Apr-93                                           $11,090                      $11,334                         $11,402
May-93                                           $11,326                      $11,573                         $11,641
Jun-93                                           $11,130                      $11,392                         $11,467
Jul-93                                           $11,494                      $11,791                         $11,868
Aug-93                                           $12,103                      $12,428                         $12,509
Sep-93                                           $11,819                      $12,148                         $12,234
Oct-93                                           $12,143                      $12,522                         $12,613
Nov-93                                           $11,194                      $11,428                         $11,516
Dec-93                                           $11,894                      $12,253                         $12,345
Jan-94                                           $12,730                      $13,288                         $13,394
Feb-94                                           $12,362                      $13,251                         $13,354
Mar-94                                           $12,004                      $12,680                         $12,780
Apr-94                                           $12,432                      $13,217                         $13,329
May-94                                           $12,313                      $13,142                         $13,249
Jun-94                                           $12,503                      $13,327                         $13,435
Jul-94                                           $12,661                      $13,457                         $13,569
Aug-94                                           $12,970                      $13,776                         $13,895
Sep-94                                           $12,502                      $13,342                         $13,464
Oct-94                                           $13,010                      $13,786                         $13,922
Nov-94                                           $12,398                      $13,123                         $13,254
Dec-94                                           $12,525                      $13,205                         $13,333
Jan-95                                           $12,164                      $12,698                         $12,827
Feb-95                                           $12,079                      $12,663                         $12,788
Mar-95                                           $12,886                      $13,452                         $13,594
Apr-95                                           $13,342                      $13,958                         $14,110
May-95                                           $13,183                      $13,791                         $13,941
Jun-95                                           $12,981                      $13,549                         $13,704
Jul-95                                           $13,715                      $14,393                         $14,567
Aug-95                                           $13,173                      $13,844                         $14,014
Sep-95                                           $13,396                      $14,114                         $14,294
Oct-95                                           $13,204                      $13,735                         $13,908
Nov-95                                           $13,559                      $14,117                         $14,297
Dec-95                                           $14,159                      $14,685                         $14,884
Jan-96                                           $14,126                      $14,746                         $14,943
Feb-96                                           $14,082                      $14,796                         $15,003
Mar-96                                           $14,374                      $15,111                         $15,318
Apr-96                                           $14,762                      $15,551                         $15,762
May-96                                           $14,579                      $15,264                         $15,479
Jun-96                                           $14,665                      $15,350                         $15,571
Jul-96                                           $14,244                      $14,902                         $15,120
Aug-96                                           $14,308                      $14,935                         $15,150
Sep-96                                           $14,729                      $15,332                         $15,559
Oct-96                                           $14,599                      $15,175                         $15,404
Nov-96                                           $15,278                      $15,779                         $16,020
Dec-96                                           $15,057                      $15,576                         $15,811
Jan-97                                           $14,385                      $15,031                         $15,258
Feb-97                                           $14,605                      $15,277                         $15,517
Mar-97                                           $14,804                      $15,332                         $15,579
Apr-97                                           $14,925                      $15,413                         $15,673
May-97                                           $15,871                      $16,417                         $16,692
Jun-97                                           $16,971                      $17,321                         $17,610
Jul-97                                           $17,268                      $17,602                         $17,892
Aug-97                                           $16,080                      $16,287                         $16,568
Sep-97                                           $17,125                      $17,199                         $17,495
Oct-97                                           $15,716                      $15,878                         $16,148
Nov-97                                           $15,705                      $15,716                         $15,987
Dec-97                                           $15,886                      $15,853                         $16,131
Jan-98                                           $16,469                      $16,578                         $16,873
Feb-98                                           $17,365                      $17,642                         $17,952
Mar-98                                           $17,946                      $18,185                         $18,509
Apr-98                                           $18,058                      $18,329                         $18,657
May-98                                           $18,068                      $18,239                         $18,564
Jun-98                                           $18,292                      $18,378                         $18,712
Jul-98                                           $18,415                      $18,563                         $18,899
Aug-98                                           $16,220                      $16,263                         $16,556
Sep-98                                           $15,704                      $15,766                         $16,059
Oct-98                                           $17,273                      $17,408                         $17,745
Nov-98                                           $18,237                      $18,300                         $18,650

ANNUALIZED           ONE       FIVE         FROM
TOTAL RETURN (%)    YEAR       YEARS    AUGUST 1991
----------------------------------------------------
                    16.12      10.25        8.54

- THE PORTFOLIO PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN EUROPE, AUSTRALIA AND THE FAR EAST (CURRENTLY 20 COUNTRIES). INVESTMENT WILL BE APPROXIMATELY MARKET-CAP WEIGHTED. COUNTRY WEIGHTING IS DESIGNED TO REFLECT EACH COUNTRY'S MARKET CAPITALIZATION RELATIVE TO THE OVERALL INDEX, ADJUSTED TO REFLECT CROSS-OWNERSHIP.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

- THE EAFE INDEX (NET DIVIDENDS) IS A MORE APPROPRIATE MEASURE OF THE DIVIDEND THAT FOREIGN INVESTORS CAN ATTAIN DUE TO FOREIGN WITHHOLDING TAXES THAN THE EAFE INDEX (GROSS DIVIDENDS), AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
SALOMON EXTENDED MARKET INDEX
OCTOBER 1996-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000     INTERNATIONAL SMALL COMPANY PORTFOLIO      SALOMON EXTENDED MARKET INDEX      EAFE INDEX (GROSS DIVIDENDS)

                                                        $9,930                             $10,000                         $10,000
Oct-96                                                  $9,841                              $9,961                          $9,900
Nov-96                                                  $9,890                             $10,124                         $10,296
Dec-96                                                  $9,569                              $9,938                         $10,162
Jan-97                                                  $9,350                              $9,723                          $9,806
Feb-97                                                  $9,460                              $9,887                          $9,973
Mar-97                                                  $9,281                              $9,755                         $10,013
Apr-97                                                  $9,082                              $9,609                         $10,073
May-97                                                  $9,739                             $10,225                         $10,728
Jun-97                                                  $9,918                             $10,456                         $11,318
Jul-97                                                  $9,510                             $10,298                         $11,499
Aug-97                                                  $9,083                              $9,858                         $10,648
Sep-97                                                  $8,864                             $10,034                         $11,244
Oct-97                                                  $8,466                              $9,637                         $10,379
Nov-97                                                  $7,779                              $9,207                         $10,275
Dec-97                                                  $7,299                              $9,003                         $10,367
Jan-98                                                  $7,814                              $9,379                         $10,844
Feb-98                                                  $8,611                             $10,078                         $11,538
Mar-98                                                  $8,763                             $10,552                         $11,896
Apr-98                                                  $8,652                             $10,632                         $11,991
May-98                                                  $8,641                             $10,830                         $11,931
Jun-98                                                  $8,359                             $10,514                         $12,027
Jul-98                                                  $8,167                             $10,441                         $12,147
Aug-98                                                  $7,259                              $9,161                         $10,641
Sep-98                                                  $7,027                              $8,923                         $10,321
Oct-98                                                  $7,471                              $9,553                         $11,405
Nov-98                                                  $7,895                              $9,859                         $11,987

ANNUALIZED           ONE         FROM
TOTAL RETURN (%)    YEAR     OCTOBER 1996
------------------------------------------
                    0.78        -10.33

- THE PORTFOLIO INVESTS IN FOUR INTERNATIONAL SERIES OF THE DFA INVESTMENT TRUST COMPANY. THE PORTFOLIO INVESTS 25% IN THE JAPANESE SMALL COMPANY SERIES, 15% IN THE PACIFIC RIM SMALL COMPANY SERIES, 40% IN THE CONTINENTAL SMALL COMPANY SERIES, AND 20% IN THE UNITED KINGDOM SMALL COMPANY SERIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

- THE SALOMON EXTENDED MARKET INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE EAFE INDEX (GROSS DIVIDENDS), AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
JAPANESE LARGE COMPANY STOCKS
DECEMBER 1988-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000     JAPANESE SMALL COMPANY PORTFOLIO      JAPANESE LARGE COMPANY STOCKS

                                                   $9,900                            $10,000
Dec-88                                             $9,717                            $10,027
Jan-89                                            $10,418                            $10,009
Feb-89                                            $10,617                            $10,233
Mar-89                                            $10,486                             $9,878
Apr-89                                            $11,090                             $9,880
May-89                                            $10,753                             $9,374
Jun-89                                            $10,405                             $8,890
Jul-89                                            $11,535                            $10,075
Aug-89                                            $11,097                             $9,329
Sep-89                                            $12,582                             $9,989
Oct-89                                            $12,309                             $9,723
Nov-89                                            $12,933                            $10,218
Dec-89                                            $13,459                            $10,244
Jan-90                                            $13,218                             $9,586
Feb-90                                            $12,765                             $8,607
Mar-90                                            $10,780                             $6,954
Apr-90                                             $9,827                             $7,020
May-90                                            $11,735                             $8,021
Jun-90                                            $11,843                             $7,633
Jul-90                                            $12,401                             $7,556
Aug-90                                            $10,527                             $6,796
Sep-90                                             $8,815                             $5,688
Oct-90                                            $11,554                             $7,103
Nov-90                                             $9,167                             $6,217
Dec-90                                             $8,969                             $6,538
Jan-91                                             $8,564                             $6,727
Feb-91                                            $10,512                             $7,527
Mar-91                                            $10,226                             $7,051
Apr-91                                            $10,590                             $7,283
May-91                                            $10,418                             $7,225
Jun-91                                             $9,715                             $6,705
Jul-91                                             $9,689                             $6,927
Aug-91                                             $8,618                             $6,540
Sep-91                                             $9,719                             $7,111
Oct-91                                            $10,425                             $7,458
Nov-91                                             $9,314                             $6,897
Dec-91                                             $9,607                             $7,115
Jan-92                                             $9,269                             $6,796
Feb-92                                             $8,834                             $6,224
Mar-92                                             $7,837                             $5,550
Apr-92                                             $7,061                             $5,211
May-92                                             $8,027                             $5,635
Jun-92                                             $7,285                             $5,120
Jul-92                                             $6,724                             $5,053
Aug-92                                             $7,637                             $5,954
Sep-92                                             $7,573                             $5,809
Oct-92                                             $7,130                             $5,547
Nov-92                                             $7,171                             $5,692
Dec-92                                             $7,099                             $5,612
Jan-93                                             $6,947                             $5,579
Feb-93                                             $7,318                             $5,823
Mar-93                                             $8,491                             $6,644
Apr-93                                             $9,971                             $7,798
May-93                                            $11,288                             $8,020
Jun-93                                            $10,669                             $7,911
Jul-93                                            $11,077                             $8,445
Aug-93                                            $11,252                             $8,631
Sep-93                                            $10,653                             $8,190
Oct-93                                             $9,780                             $8,169
Nov-93                                             $7,854                             $6,827
Dec-93                                             $8,104                             $7,018
Jan-94                                             $9,721                             $8,200
Feb-94                                            $10,208                             $8,551
Mar-94                                            $10,409                             $8,190
Apr-94                                            $10,819                             $8,514
May-94                                            $10,927                             $8,712
Jun-94                                            $11,853                             $9,159
Jul-94                                            $11,426                             $8,828
Aug-94                                            $11,289                             $8,890
Sep-94                                            $10,779                             $8,657
Oct-94                                            $11,065                             $8,916
Nov-94                                            $10,178                             $8,464
Dec-94                                            $10,494                             $8,574
Jan-95                                            $10,136                             $8,019
Feb-95                                             $9,463                             $7,675
Mar-95                                            $10,007                             $8,369
Apr-95                                            $10,364                             $8,790
May-95                                             $9,289                             $8,233
Jun-95                                             $8,794                             $7,863
Jul-95                                             $9,514                             $8,438
Aug-95                                             $9,522                             $8,154
Sep-95                                             $9,194                             $8,164
Oct-95                                             $8,869                             $7,757
Nov-95                                             $9,512                             $8,212
Dec-95                                            $10,119                             $8,643
Jan-96                                            $10,336                             $8,520
Feb-96                                            $10,144                             $8,371
Mar-96                                            $10,501                             $8,661
Apr-96                                            $11,599                             $9,163
May-96                                            $11,125                             $8,696
Jun-96                                            $11,001                             $8,736
Jul-96                                            $10,141                             $8,338
Aug-96                                             $9,857                             $7,967
Sep-96                                             $9,895                             $8,237
Oct-96                                             $9,200                             $7,694
Nov-96                                             $8,915                             $7,844
Dec-96                                             $7,813                             $7,320
Jan-97                                             $7,056                             $6,513
Feb-97                                             $6,996                             $6,660
Mar-97                                             $6,488                             $6,456
Apr-97                                             $6,379                             $6,679
May-97                                             $7,436                             $7,427
Jun-97                                             $7,555                             $7,973
Jul-97                                             $6,693                             $7,726
Aug-97                                             $5,971                             $7,039
Sep-97                                             $5,068                             $6,959
Oct-97                                             $5,200                             $6,315
Nov-97                                             $4,288                             $5,924
Dec-97                                             $3,533                             $5,601
Jan-98                                             $4,509                             $6,086
Feb-98                                             $4,867                             $6,120
Mar-98                                             $4,430                             $5,705
Apr-98                                             $4,200                             $5,683
May-98                                             $4,021                             $5,370
Jun-98                                             $4,113                             $5,448
Jul-98                                             $4,072                             $5,378
Aug-98                                             $3,635                             $4,768
Sep-98                                             $3,437                             $4,639
Oct-98                                             $3,865                             $5,420
Nov-98                                             $4,187                             $5,667

ANNUALIZED           ONE       FIVE        TEN
TOTAL RETURN (%)    YEAR       YEARS      YEARS
-------------------------------------------------
                    -2.85     -12.00      -8.34

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE JAPANESE SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE LOWER HALF OF COMPANIES ON THE FIRST SECTION OF TOKYO STOCK EXCHANGE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN JAPANESE SMALL COMPANY STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF SMALL CAP COMPANIES IN JAPAN.

Past performance is not predictive of future performance.
Japanese Large Company Stocks courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PACIFIC RIM SMALL COMPANY PORTFOLIO VS.
PACIFIC RIM LARGE COMPANY STOCKS
FEBRUARY 1993-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    PACIFIC RIM SMALL COMPANY PORTFOLIO     PACIFIC RIM LARGE COMPANY STOCKS

                                                     $9,850                              $10,000
Feb-93                                              $10,580                              $10,770
Mar-93                                              $11,125                              $10,953
Apr-93                                              $12,215                              $11,512
May-93                                              $13,218                              $11,949
Jun-93                                              $12,848                              $11,591
Jul-93                                              $13,082                              $11,996
Aug-93                                              $13,422                              $12,908
Sep-93                                              $13,967                              $13,153
Oct-93                                              $15,777                              $15,284
Nov-93                                              $16,128                              $14,826
Dec-93                                              $18,749                              $17,909
Jan-94                                              $17,716                              $17,426
Feb-94                                              $17,904                              $16,572
Mar-94                                              $16,013                              $14,782
Apr-94                                              $16,427                              $15,462
May-94                                              $16,436                              $15,972
Jun-94                                              $15,983                              $15,270
Jul-94                                              $16,435                              $16,079
Aug-94                                              $17,390                              $17,156
Sep-94                                              $17,981                              $16,710
Oct-94                                              $18,139                              $16,977
Nov-94                                              $16,817                              $15,619
Dec-94                                              $16,487                              $15,385
Jan-95                                              $14,728                              $14,062
Feb-95                                              $15,261                              $15,370
Mar-95                                              $15,315                              $15,539
Apr-95                                              $15,070                              $15,741
May-95                                              $15,593                              $16,811
Jun-95                                              $15,657                              $16,492
Jul-95                                              $16,670                              $17,168
Aug-95                                              $16,361                              $16,721
Sep-95                                              $16,500                              $16,939
Oct-95                                              $15,999                              $16,634
Nov-95                                              $15,765                              $16,784
Dec-95                                              $16,016                              $17,438
Jan-96                                              $17,122                              $18,589
Feb-96                                              $17,223                              $18,868
Mar-96                                              $17,494                              $19,113
Apr-96                                              $18,893                              $19,648
May-96                                              $18,351                              $19,452
Jun-96                                              $17,843                              $19,082
Jul-96                                              $17,245                              $18,128
Aug-96                                              $17,742                              $18,944
Sep-96                                              $18,013                              $19,437
Oct-96                                              $18,206                              $19,961
Nov-96                                              $18,770                              $21,039
Dec-96                                              $18,316                              $21,081
Jan-97                                              $18,706                              $20,828
Feb-97                                              $19,744                              $21,120
Mar-97                                              $18,866                              $20,148
Apr-97                                              $18,415                              $19,745
May-97                                              $19,098                              $20,970
Jun-97                                              $19,257                              $21,431
Jul-97                                              $19,172                              $21,388
Aug-97                                              $18,096                              $18,415
Sep-97                                              $17,291                              $19,041
Oct-97                                              $13,079                              $15,005
Nov-97                                              $11,626                              $14,539
Dec-97                                              $10,605                              $14,583
Jan-98                                               $9,485                              $13,693
Feb-98                                              $12,076                              $15,802
Mar-98                                              $11,658                              $15,628
Apr-98                                              $10,592                              $14,534
May-98                                               $9,216                              $12,907
Jun-98                                               $7,894                              $12,132
Jul-98                                               $7,367                              $11,720
Aug-98                                               $6,220                              $10,138
Sep-98                                               $6,638                              $11,070
Oct-98                                               $7,785                              $13,218
Nov-98                                               $8,838                              $13,839

ANNUALIZED           ONE       FIVE          FROM
TOTAL RETURN (%)    YEAR       YEARS    FEBRUARY 1993
------------------------------------------------------
                   -24.74     -11.60        -2.10

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE PACIFIC RIM SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, MALAYSIA, NEW ZEALAND, AND SINGAPORE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN PACIFIC RIM SMALL COMPANY STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN THE PACIFIC RIM REGION.

Past performance is not predictive of future performance.
Pacific Rim Large Company Stocks courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
UNITED KINGDOM LARGE COMPANY STOCKS
DECEMBER 1988-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000     UNITED KINGDOM SMALL COMPANY PORTFOLIO      UNITED KINGDOM LARGE COMPANY STOCKS

                                                         $9,850                                   $10,000
Dec-88                                                   $9,290                                    $9,755
Jan-89                                                   $9,844                                   $10,749
Feb-89                                                  $10,133                                   $10,623
Mar-89                                                  $10,092                                   $10,648
Apr-89                                                  $10,099                                   $10,861
May-89                                                   $9,411                                   $10,163
Jun-89                                                   $9,260                                   $10,164
Jul-89                                                  $10,165                                   $11,669
Aug-89                                                   $9,526                                   $11,340
Sep-89                                                   $9,689                                   $11,379
Oct-89                                                   $8,385                                   $10,302
Nov-89                                                   $8,333                                   $10,822
Dec-89                                                   $8,708                                   $11,758
Jan-90                                                   $9,159                                   $11,944
Feb-90                                                   $8,935                                   $11,600
Mar-90                                                   $8,504                                   $11,286
Apr-90                                                   $7,977                                   $10,564
May-90                                                   $8,600                                   $12,022
Jun-90                                                   $9,231                                   $12,744
Jul-90                                                   $9,737                                   $13,372
Aug-90                                                   $8,759                                   $12,515
Sep-90                                                   $7,860                                   $11,397
Oct-90                                                   $8,256                                   $12,258
Nov-90                                                   $8,147                                   $12,736
Dec-90                                                   $8,127                                   $12,755
Jan-91                                                   $7,895                                   $13,080
Feb-91                                                   $8,711                                   $14,140
Mar-91                                                   $8,724                                   $13,386
Apr-91                                                   $8,698                                   $13,480
May-91                                                   $8,492                                   $13,372
Jun-91                                                   $7,814                                   $12,339
Jul-91                                                   $8,179                                   $13,746
Aug-91                                                   $8,471                                   $14,104
Sep-91                                                   $9,364                                   $14,781
Oct-91                                                   $9,278                                   $14,389
Nov-91                                                   $9,170                                   $13,779
Dec-91                                                   $9,327                                   $14,946
Jan-92                                                   $9,203                                   $14,840
Feb-92                                                   $9,159                                   $14,625
Mar-92                                                   $8,698                                   $13,661
Apr-92                                                   $9,668                                   $15,581
May-92                                                  $10,500                                   $16,457
Jun-92                                                  $10,079                                   $15,957
Jul-92                                                   $9,070                                   $15,212
Aug-92                                                   $8,765                                   $15,180
Sep-92                                                   $8,282                                   $15,022
Oct-92                                                   $7,339                                   $13,805
Nov-92                                                   $7,250                                   $13,974
Dec-92                                                   $8,025                                   $14,566
Jan-93                                                   $8,530                                   $14,339
Feb-93                                                   $8,373                                   $14,056
Mar-93                                                   $9,043                                   $15,155
Apr-93                                                   $9,663                                   $15,653
May-93                                                   $9,783                                   $15,775
Jun-93                                                   $9,612                                   $15,535
Jul-93                                                   $9,447                                   $15,496
Aug-93                                                  $10,223                                   $16,599
Sep-93                                                  $10,186                                   $16,447
Oct-93                                                  $10,218                                   $17,022
Nov-93                                                   $9,891                                   $16,956
Dec-93                                                  $10,482                                   $18,294
Jan-94                                                  $11,904                                   $19,291
Feb-94                                                  $11,853                                   $18,396
Mar-94                                                  $11,170                                   $17,277
Apr-94                                                  $11,573                                   $17,821
May-94                                                  $11,213                                   $16,941
Jun-94                                                  $10,871                                   $16,946
Jul-94                                                  $11,137                                   $17,929
Aug-94                                                  $11,526                                   $18,867
Sep-94                                                  $11,371                                   $18,046
Oct-94                                                  $11,586                                   $19,100
Nov-94                                                  $11,064                                   $18,248
Dec-94                                                  $10,969                                   $18,212
Jan-95                                                  $10,936                                   $17,946
Feb-95                                                  $10,764                                   $18,078
Mar-95                                                  $11,213                                   $19,353
Apr-95                                                  $11,500                                   $19,746
May-95                                                  $11,897                                   $20,220
Jun-95                                                  $11,863                                   $20,238
Jul-95                                                  $12,375                                   $21,343
Aug-95                                                  $12,360                                   $20,972
Sep-95                                                  $12,608                                   $21,678
Oct-95                                                  $12,437                                   $21,769
Nov-95                                                  $11,993                                   $21,763
Dec-95                                                  $12,147                                   $22,346
Jan-96                                                  $12,201                                   $22,301
Feb-96                                                  $12,633                                   $22,647
Mar-96                                                  $13,012                                   $22,792
Apr-96                                                  $13,631                                   $23,380
May-96                                                  $14,133                                   $23,796
Jun-96                                                  $14,004                                   $23,546
Jul-96                                                  $13,535                                   $23,499
Aug-96                                                  $13,999                                   $24,742
Sep-96                                                  $14,100                                   $25,208
Oct-96                                                  $14,778                                   $26,483
Nov-96                                                  $15,199                                   $27,791
Dec-96                                                  $15,766                                   $28,828
Jan-97                                                  $15,571                                   $27,920
Feb-97                                                  $16,088                                   $28,752
Mar-97                                                  $16,197                                   $29,123
Apr-97                                                  $15,927                                   $29,353
May-97                                                  $15,845                                   $30,509
Jun-97                                                  $15,673                                   $30,967
Jul-97                                                  $15,156                                   $32,060
Aug-97                                                  $15,547                                   $31,582
Sep-97                                                  $16,109                                   $34,055
Oct-97                                                  $16,678                                   $33,013
Nov-97                                                  $16,483                                   $33,158
Dec-97                                                  $16,323                                   $34,183
Jan-98                                                  $16,408                                   $35,759
Feb-98                                                  $17,026                                   $38,148
Mar-98                                                  $18,429                                   $40,452
Apr-98                                                  $18,488                                   $40,577
May-98                                                  $19,174                                   $39,826
Jun-98                                                  $18,476                                   $39,982
Jul-98                                                  $17,105                                   $39,110
Aug-98                                                  $15,393                                   $35,876
Sep-98                                                  $14,688                                   $35,061
Oct-98                                                  $14,359                                   $36,965
Nov-98                                                  $14,247                                   $38,274

ANNUALIZED           ONE       FIVE        TEN
TOTAL RETURN (%)    YEAR       YEARS      YEARS
-------------------------------------------------
                   -13.56      7.25       3.60

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.K. SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES IN THE LOWER HALF BY MARKET CAPITALIZATION OF COMPANIES TRADED ON THE INTERNATIONAL STOCK EXCHANGE OF THE UNITED KINGDOM.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN UNITED KINGDOM SMALL COMPANY STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN THE UNITED KINGDOM.

Past performance is not predictive of future performance.
United Kingdom Large Company Stocks courtesy of Financial Times--Actuaries All Share Index.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
CONTINENTAL LARGE COMPANY STOCKS
DECEMBER 1988-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000     CONTINENTAL SMALL COMPANY PORTFOLIO      CONTINENTAL LARGE COMPANY STOCKS

                                                      $9,850                               $10,000
Dec-88                                                $9,966                               $10,202
Jan-89                                               $10,140                               $10,109
Feb-89                                               $10,189                               $10,098
Mar-89                                               $10,322                               $10,184
Apr-89                                               $10,992                               $10,564
May-89                                               $10,760                               $10,151
Jun-89                                               $11,141                               $10,776
Jul-89                                               $11,976                               $11,846
Aug-89                                               $11,993                               $11,787
Sep-89                                               $13,035                               $12,153
Oct-89                                               $12,572                               $11,565
Nov-89                                               $13,358                               $12,228
Dec-89                                               $14,420                               $13,595
Jan-90                                               $14,352                               $13,497
Feb-90                                               $14,106                               $13,205
Mar-90                                               $14,753                               $13,705
Apr-90                                               $15,119                               $13,610
May-90                                               $15,545                               $14,291
Jun-90                                               $16,081                               $14,621
Jul-90                                               $17,069                               $15,238
Aug-90                                               $15,128                               $13,360
Sep-90                                               $13,544                               $11,574
Oct-90                                               $14,337                               $12,583
Nov-90                                               $13,826                               $12,385
Dec-90                                               $13,833                               $12,159
Jan-91                                               $13,443                               $12,545
Feb-91                                               $14,365                               $13,702
Mar-91                                               $13,196                               $12,664
Apr-91                                               $13,196                               $12,560
May-91                                               $13,249                               $13,124
Jun-91                                               $12,478                               $12,033
Jul-91                                               $12,752                               $12,515
Aug-91                                               $12,752                               $12,687
Sep-91                                               $13,133                               $13,007
Oct-91                                               $12,717                               $12,781
Nov-91                                               $12,567                               $12,698
Dec-91                                               $13,263                               $13,636
Jan-92                                               $13,044                               $13,727
Feb-92                                               $12,978                               $13,922
Mar-92                                               $12,816                               $13,636
Apr-92                                               $12,758                               $13,855
May-92                                               $13,252                               $14,652
Jun-92                                               $13,309                               $14,578
Jul-92                                               $12,976                               $14,084
Aug-92                                               $13,024                               $14,039
Sep-92                                               $12,272                               $13,829
Oct-92                                               $11,303                               $12,957
Nov-92                                               $10,827                               $12,854
Dec-92                                               $10,632                               $12,995
Jan-93                                               $10,965                               $13,229
Feb-93                                               $10,965                               $13,692
Mar-93                                               $11,552                               $14,226
Apr-93                                               $12,060                               $14,482
May-93                                               $12,079                               $14,685
Jun-93                                               $11,444                               $14,435
Jul-93                                               $11,395                               $14,551
Aug-93                                               $12,637                               $15,991
Sep-93                                               $12,666                               $16,023
Oct-93                                               $12,763                               $16,728
Nov-93                                               $12,479                               $16,126
Dec-93                                               $13,322                               $17,352
Jan-94                                               $14,327                               $18,306
Feb-94                                               $14,516                               $17,812
Mar-94                                               $14,983                               $17,705
Apr-94                                               $15,560                               $18,502
May-94                                               $15,331                               $17,817
Jun-94                                               $15,183                               $17,514
Jul-94                                               $15,561                               $18,425
Aug-94                                               $15,719                               $18,775
Sep-94                                               $15,372                               $18,099
Oct-94                                               $15,381                               $18,751
Nov-94                                               $14,749                               $18,094
Dec-94                                               $14,789                               $18,257
Jan-95                                               $14,688                               $18,202
Feb-95                                               $14,960                               $18,785
Mar-95                                               $15,181                               $19,386
Apr-95                                               $15,483                               $20,200
May-95                                               $15,736                               $20,604
Jun-95                                               $15,948                               $20,893
Jul-95                                               $16,342                               $21,958
Aug-95                                               $15,546                               $20,948
Sep-95                                               $15,556                               $21,597
Oct-95                                               $15,052                               $21,468
Nov-95                                               $14,553                               $21,640
Dec-95                                               $14,792                               $22,397
Jan-96                                               $15,097                               $22,643
Feb-96                                               $15,749                               $23,187
Mar-96                                               $15,999                               $23,674
Apr-96                                               $15,999                               $23,721
May-96                                               $16,369                               $23,863
Jun-96                                               $16,510                               $24,317
Jul-96                                               $16,152                               $23,806
Aug-96                                               $16,216                               $24,259
Sep-96                                               $15,999                               $24,744
Oct-96                                               $16,282                               $25,041
Nov-96                                               $16,587                               $26,243
Dec-96                                               $16,912                               $26,557
Jan-97                                               $17,311                               $27,089
Feb-97                                               $17,345                               $27,224
Mar-97                                               $17,958                               $28,422
Apr-97                                               $17,464                               $27,967
May-97                                               $18,169                               $29,142
Jun-97                                               $18,793                               $31,123
Jul-97                                               $18,746                               $32,586
Aug-97                                               $18,440                               $30,110
Sep-97                                               $19,746                               $33,181
Oct-97                                               $19,181                               $31,389
Nov-97                                               $18,745                               $32,048
Dec-97                                               $18,890                               $33,202
Jan-98                                               $19,572                               $34,497
Feb-98                                               $21,024                               $37,360
Mar-98                                               $23,030                               $40,349
Apr-98                                               $23,942                               $41,438
May-98                                               $25,201                               $43,303
Jun-98                                               $24,546                               $43,693
Jul-98                                               $24,637                               $45,309
Aug-98                                               $22,052                               $38,649
Sep-98                                               $21,011                               $36,794
Oct-98                                               $21,614                               $40,068
Nov-98                                               $22,386                               $42,352

ANNUALIZED           ONE       FIVE        TEN
TOTAL RETURN (%)    YEAR       YEARS      YEARS
-------------------------------------------------
                    18.23      12.06      8.39

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE CONTINENTAL SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF BELGIUM, DENMARK, FRANCE, GERMANY, ITALY, THE NETHERLANDS, SPAIN, SWEDEN, AND SWITZERLAND.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN CONTINENTAL SMALL COMPANY STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF SMALL CAP COMPANIES IN CONTINENTAL EUROPE.

Past performance is not predictive of future performance.
Continental Large Company Stocks courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
SALOMON EXTENDED MARKET INDEX
JANUARY 1995-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      DFA INTERNATIONAL SMALL CAP    SALOMON EXTENDED        EAFE INDEX
 GROWTH OF $10,000          VALUE PORTFOLIO            MARKET INDEX       (GROSS DIVIDENDS)

                                            $9,900              $10,000              $10,000
Jan-95                                      $9,831               $9,675               $9,620
Feb-95                                      $9,682               $9,534               $9,591
Mar-95                                      $9,999               $9,939              $10,195
Apr-95                                     $10,256              $10,237              $10,583
May-95                                     $10,068              $10,058              $10,456
Jun-95                                      $9,880               $9,934              $10,278
Jul-95                                     $10,266              $10,513              $10,926
Aug-95                                     $10,009              $10,247              $10,510
Sep-95                                      $9,860              $10,327              $10,721
Oct-95                                      $9,544              $10,030              $10,431
Nov-95                                      $9,632              $10,136              $10,723
Dec-95                                     $10,015              $10,524              $11,163
Jan-96                                     $10,214              $10,712              $11,208
Feb-96                                     $10,324              $10,879              $11,252
Mar-96                                     $10,463              $11,129              $11,489
Apr-96                                     $11,010              $11,714              $11,822
May-96                                     $11,070              $11,620              $11,609
Jun-96                                     $10,920              $11,621              $11,679
Jul-96                                     $10,472              $11,182              $11,340
Aug-96                                     $10,422              $11,294              $11,363
Sep-96                                     $10,422              $11,358              $11,669
Oct-96                                     $10,293              $11,313              $11,553
Nov-96                                     $10,402              $11,499              $12,015
Dec-96                                     $10,109              $11,287              $11,859
Jan-97                                      $9,859              $11,044              $11,444
Feb-97                                      $9,942              $11,229              $11,638
Mar-97                                      $9,858              $11,080              $11,685
Apr-97                                      $9,630              $10,914              $11,755
May-97                                     $10,274              $11,613              $12,519
Jun-97                                     $10,430              $11,876              $13,207
Jul-97                                     $10,025              $11,696              $13,419
Aug-97                                      $9,568              $11,197              $12,426
Sep-97                                      $9,391              $11,396              $13,122
Oct-97                                      $9,017              $10,946              $12,111
Nov-97                                      $8,259              $10,457              $11,990
Dec-97                                      $7,812              $10,226              $12,098
Jan-98                                      $8,372              $10,652              $12,655
Feb-98                                      $9,205              $11,447              $13,464
Mar-98                                      $9,392              $11,985              $13,882
Apr-98                                      $9,228              $12,076              $13,993
May-98                                      $9,140              $12,300              $13,923
Jun-98                                      $8,877              $11,941              $14,034
Jul-98                                      $8,603              $11,859              $14,175
Aug-98                                      $7,659              $10,405              $12,417
Sep-98                                      $7,461              $10,134              $12,045
Oct-98                                      $7,922              $10,850              $13,309
Nov-98                                      $8,273              $11,197              $13,988

ANNUALIZED           ONE         FROM
TOTAL RETURN (%)    YEAR     JANUARY 1995
------------------------------------------
                    -0.53        -4.72

- THIS PORTFOLIO INVESTS IN COMPANIES WITH MARKET CAPITALIZATIONS NO LARGER THAN $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF SMALL PUBLICLY TRADED INTERNATIONAL COMPANIES. COUNTRY WEIGHTINGS ENSURE REGIONAL DIVERSIFICATION AND MIMIC THOSE OF THE INTERNATIONAL SMALL COMPANY PORTFOLIO. WITHIN REGIONS, COUNTRIES ARE WEIGHTED BY THE SIZE OF THE SMALL CAP MARKET.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

- THE SALOMON EXTENDED MARKET INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE EAFE INDEX (GROSS DIVIDENDS), AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX
MAY 1994-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      EMERGING MARKETS     MSCI EMERGING MARKETS       MSCI EMERGING MARKETS
 GROWTH OF $10,000        PORTFOLIO              FREE INDEX          FREE EQUAL-WEIGHTED INDEX

                                  $9,850                   $10,000                       $10,000
May-94                            $9,998                   $10,320                       $10,456
Jun-94                           $10,047                   $10,018                       $10,170
Jul-94                           $10,775                   $10,635                       $10,928
Aug-94                           $11,741                   $11,942                       $12,247
Sep-94                           $11,859                   $12,066                       $12,316
Oct-94                           $11,505                   $11,832                       $12,126
Nov-94                           $11,131                   $11,204                       $11,594
Dec-94                           $10,323                   $10,296                       $10,722
Jan-95                            $9,367                    $9,194                        $9,530
Feb-95                            $9,308                    $8,950                        $9,352
Mar-95                            $9,712                    $8,985                        $9,719
Apr-95                           $10,185                    $9,371                       $10,340
May-95                           $10,904                    $9,844                       $11,054
Jun-95                           $10,963                    $9,853                       $11,012
Jul-95                           $11,396                   $10,059                       $11,368
Aug-95                           $10,963                    $9,809                       $10,815
Sep-95                           $10,755                    $9,749                       $10,637
Oct-95                           $10,381                    $9,367                       $10,226
Nov-95                           $10,243                    $9,191                       $10,090
Dec-95                           $10,544                    $9,581                       $10,517
Jan-96                           $11,672                   $10,253                       $11,591
Feb-96                           $11,425                   $10,073                       $11,438
Mar-96                           $11,514                   $10,133                       $11,510
Apr-96                           $11,841                   $10,502                       $11,845
May-96                           $11,841                   $10,429                       $11,941
Jun-96                           $11,930                   $10,472                       $12,105
Jul-96                           $10,910                    $9,738                       $11,107
Aug-96                           $11,216                    $9,973                       $11,456
Sep-96                           $11,454                   $10,045                       $11,746
Oct-96                           $11,196                    $9,770                       $11,436
Nov-96                           $11,593                    $9,922                       $11,940
Dec-96                           $11,746                    $9,954                       $12,123
Jan-97                           $12,933                   $10,624                       $13,532
Feb-97                           $13,092                   $11,072                       $13,705
Mar-97                           $12,723                   $10,754                       $13,339
Apr-97                           $12,235                   $10,735                       $12,812
May-97                           $12,833                   $11,014                       $13,408
Jun-97                           $13,362                   $11,580                       $13,750
Jul-97                           $13,371                   $11,729                       $13,777
Aug-97                           $11,425                   $10,223                       $11,545
Sep-97                           $11,894                   $10,490                       $12,084
Oct-97                           $10,128                    $8,760                       $10,151
Nov-97                            $9,589                    $8,435                        $9,601
Dec-97                            $9,524                    $8,619                        $9,116
Jan-98                            $9,339                    $7,936                        $9,233
Feb-98                           $10,253                    $8,760                       $10,403
Mar-98                           $10,613                    $9,111                       $10,791
Apr-98                           $10,438                    $8,994                       $10,552
May-98                            $9,236                    $7,734                        $8,997
Jun-98                            $8,403                    $6,907                        $8,056
Jul-98                            $8,753                    $7,101                        $8,536
Aug-98                            $6,534                    $5,022                        $6,275
Sep-98                            $6,554                    $5,326                        $6,381
Oct-98                            $7,612                    $5,880                        $7,553
Nov-98                            $8,383                    $6,363                        $8,627

ANNUALIZED           ONE       FROM
TOTAL RETURN (%)    YEAR     MAY 1994
--------------------------------------
                   -13.02      -3.78

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, PORTUGAL, SOUTH KOREA, THAILAND, AND TURKEY.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

- THE MSCI EMERGING MARKETS FREE INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE MSCI EMERGING MARKETS FREE EQUAL-WEIGHTED INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX
MARCH 1998-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000     EMERGING MARKETS SMALL CAP PORTFOLIO      MSCI EMERGING MARKETS FREE INDEX

                                                       $9,900                               $10,000
Mar-98                                                $10,385                               $10,400
Apr-98                                                $10,643                               $10,267
May-98                                                 $9,959                                $8,828
Jun-98                                                 $9,326                                $7,885
Jul-98                                                 $9,554                                $8,106
Aug-98                                                 $7,366                                $5,733
Sep-98                                                 $7,079                                $6,080
Oct-98                                                 $7,970                                $6,712
Nov-98                                                 $8,999                                $7,264

ANNUALIZED           FROM
TOTAL RETURN (%)  MARCH 1998
-----------------------------
                    -10.01

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, SOUTH KOREA, THAILAND, AND TURKEY.

- THIS WAS A NEW PORTFOLIO AND ITS YEAR-TO-DATE RETURNS IN FISCAL 1998 REFLECT THE PERFORMANCE OF ITS STRATEGY.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THREE-MONTH U.S. TREASURY BILL INDEX
DECEMBER 1988-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    DFA ONE-YEAR FIXED INCOME PORTFOLIO    THREE-MONTH U.S. TREASURY BILL INDEX     ONE-MONTH CD'S

                                                   $10,000                                  $10,000            $10,000
Dec-88                                             $10,061                                  $10,071            $10,067
Jan-89                                             $10,142                                  $10,145            $10,144
Feb-89                                             $10,183                                  $10,208            $10,210
Mar-89                                             $10,258                                  $10,286            $10,293
Apr-89                                             $10,358                                  $10,365            $10,367
May-89                                             $10,468                                  $10,447            $10,455
Jun-89                                             $10,558                                  $10,532            $10,535
Jul-89                                             $10,646                                  $10,610            $10,615
Aug-89                                             $10,719                                  $10,682            $10,692
Sep-89                                             $10,791                                  $10,753            $10,764
Oct-89                                             $10,877                                  $10,835            $10,850
Nov-89                                             $10,953                                  $10,910            $10,923
Dec-89                                             $11,026                                  $10,977            $10,991
Jan-90                                             $11,108                                  $11,054            $11,070
Feb-90                                             $11,176                                  $11,118            $11,136
Mar-90                                             $11,247                                  $11,191            $11,207
Apr-90                                             $11,317                                  $11,271            $11,282
May-90                                             $11,414                                  $11,352            $11,358
Jun-90                                             $11,501                                  $11,427            $11,430
Jul-90                                             $11,607                                  $11,512            $11,507
Aug-90                                             $11,677                                  $11,589            $11,583
Sep-90                                             $11,747                                  $11,662            $11,653
Oct-90                                             $11,841                                  $11,739            $11,736
Nov-90                                             $11,926                                  $11,815            $11,811
Dec-90                                             $12,028                                  $11,903            $11,887
Jan-91                                             $12,111                                  $11,977            $11,964
Feb-91                                             $12,187                                  $12,039            $12,028
Mar-91                                             $12,262                                  $12,101            $12,089
Apr-91                                             $12,349                                  $12,176            $12,156
May-91                                             $12,426                                  $12,237            $12,214
Jun-91                                             $12,473                                  $12,292            $12,268
Jul-91                                             $12,562                                  $12,356            $12,332
Aug-91                                             $12,663                                  $12,419            $12,389
Sep-91                                             $12,770                                  $12,481            $12,446
Oct-91                                             $12,848                                  $12,544            $12,500
Nov-91                                             $12,953                                  $12,604            $12,549
Dec-91                                             $13,079                                  $12,665            $12,597
Jan-92                                             $13,122                                  $12,709            $12,643
Feb-92                                             $13,165                                  $12,746            $12,679
Mar-92                                             $13,193                                  $12,790            $12,719
Apr-92                                             $13,280                                  $12,843            $12,759
May-92                                             $13,347                                  $12,885            $12,793
Jun-92                                             $13,436                                  $12,930            $12,832
Jul-92                                             $13,536                                  $12,981            $12,869
Aug-92                                             $13,601                                  $13,018            $12,901
Sep-92                                             $13,690                                  $13,063            $12,932
Oct-92                                             $13,698                                  $13,090            $12,960
Nov-92                                             $13,683                                  $13,123            $12,990
Dec-92                                             $13,757                                  $13,163            $13,025
Jan-93                                             $13,843                                  $13,202            $13,055
Feb-93                                             $13,900                                  $13,233            $13,083
Mar-93                                             $13,965                                  $13,266            $13,114
Apr-93                                             $14,033                                  $13,300            $13,143
May-93                                             $14,042                                  $13,329            $13,169
Jun-93                                             $14,101                                  $13,369            $13,198
Jul-93                                             $14,144                                  $13,404            $13,227
Aug-93                                             $14,210                                  $13,441            $13,258
Sep-93                                             $14,263                                  $13,477            $13,285
Oct-93                                             $14,290                                  $13,508            $13,312
Nov-93                                             $14,315                                  $13,542            $13,343
Dec-93                                             $14,363                                  $13,583            $13,372
Jan-94                                             $14,435                                  $13,622            $13,401
Feb-94                                             $14,406                                  $13,648            $13,428
Mar-94                                             $14,400                                  $13,688            $13,460
Apr-94                                             $14,391                                  $13,722            $13,493
May-94                                             $14,421                                  $13,763            $13,533
Jun-94                                             $14,469                                  $13,819            $13,575
Jul-94                                             $14,554                                  $13,869            $13,617
Aug-94                                             $14,610                                  $13,918            $13,664
Sep-94                                             $14,635                                  $13,969            $13,709
Oct-94                                             $14,683                                  $14,029            $13,759
Nov-94                                             $14,673                                  $14,085            $13,809
Dec-94                                             $14,717                                  $14,156            $13,866
Jan-95                                             $14,855                                  $14,227            $13,928
Feb-95                                             $14,996                                  $14,295            $13,985
Mar-95                                             $15,088                                  $14,368            $14,049
Apr-95                                             $15,186                                  $14,435            $14,107
May-95                                             $15,347                                  $14,510            $14,175
Jun-95                                             $15,433                                  $14,584            $14,237
Jul-95                                             $15,513                                  $14,654            $14,301
Aug-95                                             $15,590                                  $14,728            $14,364
Sep-95                                             $15,659                                  $14,793            $14,423
Oct-95                                             $15,742                                  $14,862            $14,489
Nov-95                                             $15,816                                  $14,929            $14,552
Dec-95                                             $15,890                                  $15,011            $14,611
Jan-96                                             $15,959                                  $15,080            $14,678
Feb-96                                             $16,021                                  $15,140            $14,736
Mar-96                                             $16,091                                  $15,196            $14,792
Apr-96                                             $16,146                                  $15,262            $14,852
May-96                                             $16,199                                  $15,329            $14,910
Jun-96                                             $16,285                                  $15,392            $14,964
Jul-96                                             $16,360                                  $15,461            $15,030
Aug-96                                             $16,439                                  $15,531            $15,090
Sep-96                                             $16,536                                  $15,604            $15,150
Oct-96                                             $16,655                                  $15,671            $15,212
Nov-96                                             $16,751                                  $15,738            $15,270
Dec-96                                             $16,808                                  $15,807            $15,334
Jan-97                                             $16,891                                  $15,880            $15,399
Feb-97                                             $16,960                                  $15,942            $15,457
Mar-97                                             $16,989                                  $16,009            $15,524
Apr-97                                             $17,101                                  $16,086            $15,592
May-97                                             $17,183                                  $16,168            $15,661
Jun-97                                             $17,284                                  $16,228            $15,731
Jul-97                                             $17,402                                  $16,301            $15,802
Aug-97                                             $17,452                                  $16,371            $15,868
Sep-97                                             $17,555                                  $16,446            $15,941
Oct-97                                             $17,657                                  $16,517            $16,013
Nov-97                                             $17,710                                  $16,581            $16,079
Dec-97                                             $17,814                                  $16,652            $16,156
Jan-98                                             $17,920                                  $16,731            $16,227
Feb-98                                             $17,979                                  $16,791            $16,292
Mar-98                                             $18,069                                  $16,870            $16,367
Apr-98                                             $18,135                                  $16,946            $16,439
May-98                                             $18,235                                  $17,017            $16,508
Jun-98                                             $18,305                                  $17,088            $16,584
Jul-98                                             $18,409                                  $17,164            $16,658
Aug-98                                             $18,492                                  $17,243            $16,733
Sep-98                                             $18,577                                  $17,331            $16,805
Oct-98                                             $18,642                                  $17,398            $16,876
Nov-98                                             $18,724                                  $17,456            $16,945

ANNUALIZED           ONE       FIVE        TEN
TOTAL RETURN (%)    YEAR       YEARS      YEARS
-------------------------------------------------
                    5.72       5.52       6.47

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY INVESTING IN THE DFA ONE-YEAR FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH USES A STRATEGY OF SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVEL ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

- THE THREE-MONTH U.S. TREASURY BILL INDEX IS A MORE WIDELY RECOGNIZED INDEX THAN ONE-MONTH CD'S, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT
MARCH 1996-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO      MERRILL LYNCH 1-3 YEAR GOVERNMENT

                                                           $10,000                                $10,000
Mar-96                                                     $10,046                                 $9,991
Apr-96                                                     $10,096                                 $9,999
May-96                                                     $10,147                                $10,020
Jun-96                                                     $10,184                                $10,092
Jul-96                                                     $10,256                                $10,131
Aug-96                                                     $10,357                                $10,166
Sep-96                                                     $10,429                                $10,258
Oct-96                                                     $10,520                                $10,374
Nov-96                                                     $10,592                                $10,454
Dec-96                                                     $10,635                                $10,454
Jan-97                                                     $10,709                                $10,503
Feb-97                                                     $10,750                                $10,528
Mar-97                                                     $10,747                                $10,523
Apr-97                                                     $10,811                                $10,610
May-97                                                     $10,884                                $10,682
Jun-97                                                     $10,962                                $10,755
Jul-97                                                     $11,016                                $10,874
Aug-97                                                     $11,059                                $10,884
Sep-97                                                     $11,128                                $10,966
Oct-97                                                     $11,171                                $11,047
Nov-97                                                     $11,204                                $11,074
Dec-97                                                     $11,260                                $11,149
Jan-98                                                     $11,351                                $11,257
Feb-98                                                     $11,396                                $11,268
Mar-98                                                     $11,458                                $11,314
Apr-98                                                     $11,492                                $11,367
May-98                                                     $11,561                                $11,427
Jun-98                                                     $11,603                                $11,487
Jul-98                                                     $11,661                                $11,541
Aug-98                                                     $11,741                                $11,686
Sep-98                                                     $11,814                                $11,841
Oct-98                                                     $11,872                                $11,899
Nov-98                                                     $11,918                                $11,889

ANNUALIZED           ONE        FROM
TOTAL RETURN (%)    YEAR     MARCH 1996
----------------------------------------
                    6.38        6.59

- THE PORTFOLIO INVESTS IN THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY, WHICH IN TURN SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF ITS STRATEGY.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
DFA FIVE-YEAR GOVERNMENT PORTFOLIO VS.
LEHMAN INTERMEDIATE GOVERNMENT INDEX
DECEMBER 1988-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH IN $10,000    DFA FIVE-YEAR GOVERNMENT PORTFOLIO      LEHMAN INTERMEDIATE GOVERNMENT INDEX

                                                   $10,000                                    $10,000
Dec-88                                             $10,041                                    $10,010
Jan-89                                             $10,128                                    $10,110
Feb-89                                             $10,168                                    $10,067
Mar-89                                             $10,232                                    $10,114
Apr-89                                             $10,334                                    $10,318
May-89                                             $10,438                                    $10,517
Jun-89                                             $10,565                                    $10,786
Jul-89                                             $10,663                                    $11,005
Aug-89                                             $10,692                                    $10,856
Sep-89                                             $10,742                                    $10,908
Oct-89                                             $10,857                                    $11,137
Nov-89                                             $10,933                                    $11,247
Dec-89                                             $10,993                                    $11,280
Jan-90                                             $11,056                                    $11,210
Feb-90                                             $11,118                                    $11,252
Mar-90                                             $11,159                                    $11,265
Apr-90                                             $11,189                                    $11,228
May-90                                             $11,348                                    $11,468
Jun-90                                             $11,446                                    $11,620
Jul-90                                             $11,572                                    $11,782
Aug-90                                             $11,516                                    $11,740
Sep-90                                             $11,621                                    $11,844
Oct-90                                             $11,808                                    $12,009
Nov-90                                             $11,996                                    $12,190
Dec-90                                             $12,183                                    $12,358
Jan-91                                             $12,301                                    $12,486
Feb-91                                             $12,364                                    $12,562
Mar-91                                             $12,408                                    $12,631
Apr-91                                             $12,551                                    $12,761
May-91                                             $12,615                                    $12,833
Jun-91                                             $12,587                                    $12,843
Jul-91                                             $12,760                                    $12,982
Aug-91                                             $13,017                                    $13,228
Sep-91                                             $13,271                                    $13,453
Oct-91                                             $13,434                                    $13,606
Nov-91                                             $13,608                                    $13,766
Dec-91                                             $13,964                                    $14,100
Jan-92                                             $13,797                                    $13,965
Feb-92                                             $13,827                                    $14,008
Mar-92                                             $13,744                                    $13,952
Apr-92                                             $13,901                                    $14,078
May-92                                             $14,118                                    $14,287
Jun-92                                             $14,379                                    $14,493
Jul-92                                             $14,702                                    $14,771
Aug-92                                             $14,889                                    $14,922
Sep-92                                             $15,135                                    $15,128
Oct-92                                             $14,879                                    $14,946
Nov-92                                             $14,776                                    $14,885
Dec-92                                             $14,983                                    $15,077
Jan-93                                             $15,275                                    $15,358
Feb-93                                             $15,510                                    $15,583
Mar-93                                             $15,576                                    $15,641
Apr-93                                             $15,711                                    $15,763
May-93                                             $15,642                                    $15,720
Jun-93                                             $15,889                                    $15,948
Jul-93                                             $15,894                                    $15,980
Aug-93                                             $16,196                                    $16,218
Sep-93                                             $16,257                                    $16,285
Oct-93                                             $16,295                                    $16,324
Nov-93                                             $16,176                                    $16,244
Dec-93                                             $16,228                                    $16,311
Jan-94                                             $16,424                                    $16,472
Feb-94                                             $16,128                                    $16,246
Mar-94                                             $15,846                                    $16,009
Apr-94                                             $15,686                                    $15,905
May-94                                             $15,710                                    $15,916
Jun-94                                             $15,700                                    $15,919
Jul-94                                             $15,912                                    $16,128
Aug-94                                             $15,958                                    $16,175
Sep-94                                             $15,795                                    $16,041
Oct-94                                             $15,792                                    $16,044
Nov-94                                             $15,671                                    $15,973
Dec-94                                             $15,716                                    $16,026
Jan-95                                             $15,895                                    $16,287
Feb-95                                             $16,064                                    $16,601
Mar-95                                             $16,144                                    $16,693
Apr-95                                             $16,262                                    $16,886
May-95                                             $16,564                                    $17,363
Jun-95                                             $16,659                                    $17,474
Jul-95                                             $16,726                                    $17,482
Aug-95                                             $16,849                                    $17,626
Sep-95                                             $16,932                                    $17,744
Oct-95                                             $17,050                                    $17,939
Nov-95                                             $17,136                                    $18,158
Dec-95                                             $17,218                                    $18,338
Jan-96                                             $17,301                                    $18,492
Feb-96                                             $17,370                                    $18,296
Mar-96                                             $17,422                                    $18,212
Apr-96                                             $17,457                                    $18,159
May-96                                             $17,507                                    $18,150
Jun-96                                             $17,665                                    $18,335
Jul-96                                             $17,718                                    $18,392
Aug-96                                             $17,753                                    $18,412
Sep-96                                             $17,966                                    $18,649
Oct-96                                             $18,232                                    $18,955
Nov-96                                             $18,427                                    $19,185
Dec-96                                             $18,355                                    $19,081
Jan-97                                             $18,429                                    $19,153
Feb-97                                             $18,447                                    $19,184
Mar-97                                             $18,392                                    $19,075
Apr-97                                             $18,557                                    $19,290
May-97                                             $18,686                                    $19,441
Jun-97                                             $18,822                                    $19,608
Jul-97                                             $19,065                                    $19,969
Aug-97                                             $19,065                                    $19,893
Sep-97                                             $19,215                                    $20,110
Oct-97                                             $19,365                                    $20,345
Nov-97                                             $19,421                                    $20,390
Dec-97                                             $19,528                                    $20,555
Jan-98                                             $19,645                                    $20,822
Feb-98                                             $19,722                                    $20,799
Mar-98                                             $19,819                                    $20,864
Apr-98                                             $19,896                                    $20,964
May-98                                             $19,993                                    $21,108
Jun-98                                             $20,065                                    $21,250
Jul-98                                             $20,164                                    $21,331
Aug-98                                             $20,242                                    $21,734
Sep-98                                             $20,342                                    $22,240
Oct-98                                             $20,421                                    $22,278
Nov-98                                             $20,500                                    $22,209

ANNUALIZED
TOTAL RETURN        ONE       FIVE        TEN
(%)                YEAR       YEARS      YEARS
------------------------------------------------
                   5.56       4.85       7.44

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES WITH A MAXIMUM MATURITY OF FIVE YEARS.

- THIS PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF ITS STRATEGY.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX
DECEMBER 1990-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      DFA GLOBAL FIXED        LEHMAN INTERMEDIATE          SALOMON WORLD GOVERNMENT
 GROWTH OF $10,000    INCOME PORTFOLIO     GOVERNMENT/CORPORATE INDEX             BOND INDEX

                                $10,000                         $10,000                        $10,000
Dec-90                          $10,060                         $10,137                        $10,126
Jan-91                          $10,126                         $10,240                        $10,277
Feb-91                          $10,185                         $10,322                        $10,375
Mar-91                          $10,214                         $10,393                        $10,405
Apr-91                          $10,320                         $10,506                        $10,491
May-91                          $10,378                         $10,570                        $10,540
Jun-91                          $10,376                         $10,577                        $10,508
Jul-91                          $10,479                         $10,696                        $10,621
Aug-91                          $10,655                         $10,900                        $10,807
Sep-91                          $10,819                         $11,088                        $11,012
Oct-91                          $10,942                         $11,214                        $11,095
Nov-91                          $11,047                         $11,343                        $11,170
Dec-91                          $11,342                         $11,620                        $11,461
Jan-92                          $11,199                         $11,514                        $11,422
Feb-92                          $11,225                         $11,559                        $11,464
Mar-92                          $11,155                         $11,514                        $11,396
Apr-92                          $11,255                         $11,615                        $11,432
May-92                          $11,426                         $11,795                        $11,592
Jun-92                          $11,620                         $11,970                        $11,700
Jul-92                          $11,867                         $12,208                        $11,882
Aug-92                          $12,008                         $12,330                        $11,960
Sep-92                          $12,196                         $12,498                        $12,143
Oct-92                          $12,010                         $12,335                        $12,192
Nov-92                          $11,931                         $12,288                        $12,185
Dec-92                          $12,078                         $12,453                        $12,339
Jan-93                          $12,292                         $12,695                        $12,533
Feb-93                          $12,477                         $12,895                        $12,769
Mar-93                          $12,508                         $12,947                        $12,762
Apr-93                          $12,513                         $13,050                        $12,806
May-93                          $12,506                         $13,022                        $12,833
Jun-93                          $12,746                         $13,226                        $13,092
Jul-93                          $12,854                         $13,258                        $13,210
Aug-93                          $13,093                         $13,469                        $13,483
Sep-93                          $13,125                         $13,524                        $13,561
Oct-93                          $13,260                         $13,560                        $13,681
Nov-93                          $13,294                         $13,484                        $13,690
Dec-93                          $13,474                         $13,546                        $13,871
Jan-94                          $13,563                         $13,697                        $13,881
Feb-94                          $13,251                         $13,494                        $13,602
Mar-94                          $12,920                         $13,271                        $13,429
Apr-94                          $12,836                         $13,181                        $13,344
May-94                          $12,736                         $13,190                        $13,275
Jun-94                          $12,623                         $13,161                        $13,174
Jul-94                          $12,717                         $13,351                        $13,315
Aug-94                          $12,815                         $13,392                        $13,238
Sep-94                          $12,752                         $13,269                        $13,194
Oct-94                          $12,776                         $13,268                        $13,218
Nov-94                          $12,908                         $13,208                        $13,317
Dec-94                          $12,891                         $13,254                        $13,353
Jan-95                          $12,995                         $13,477                        $13,537
Feb-95                          $13,186                         $13,756                        $13,749
Mar-95                          $13,449                         $13,834                        $13,973
Apr-95                          $13,632                         $14,006                        $14,181
May-95                          $13,966                         $14,429                        $14,676
Jun-95                          $13,992                         $14,525                        $14,698
Jul-95                          $14,114                         $14,527                        $14,798
Aug-95                          $14,214                         $14,659                        $14,922
Sep-95                          $14,415                         $14,765                        $15,128
Oct-95                          $14,562                         $14,929                        $15,312
Nov-95                          $14,876                         $15,124                        $15,603
Dec-95                          $14,961                         $15,283                        $15,764
Jan-96                          $15,085                         $15,414                        $15,914
Feb-96                          $14,927                         $15,234                        $15,688
Mar-96                          $15,037                         $15,156                        $15,741
Apr-96                          $15,124                         $15,103                        $15,803
May-96                          $15,271                         $15,091                        $15,882
Jun-96                          $15,328                         $15,251                        $16,034
Jul-96                          $15,461                         $15,297                        $16,117
Aug-96                          $15,698                         $15,309                        $16,258
Sep-96                          $15,979                         $15,522                        $16,567
Oct-96                          $16,277                         $15,797                        $16,871
Nov-96                          $16,531                         $16,005                        $17,175
Dec-96                          $16,573                         $15,903                        $17,136
Jan-97                          $16,715                         $15,965                        $17,285
Feb-97                          $16,874                         $15,995                        $17,361
Mar-97                          $16,759                         $15,885                        $17,260
Apr-97                          $16,888                         $16,072                        $17,450
May-97                          $17,017                         $16,206                        $17,556
Jun-97                          $17,279                         $16,353                        $17,818
Jul-97                          $17,489                         $16,685                        $18,171
Aug-97                          $17,523                         $16,602                        $18,131
Sep-97                          $17,686                         $16,794                        $18,424
Oct-97                          $17,751                         $16,981                        $18,618
Nov-97                          $17,833                         $17,018                        $18,735
Dec-97                          $17,950                         $17,154                        $18,953
Jan-98                          $18,128                         $17,379                        $19,207
Feb-98                          $18,253                         $17,365                        $19,297
Mar-98                          $18,368                         $17,420                        $19,432
Apr-98                          $18,440                         $17,508                        $19,529
May-98                          $18,584                         $17,635                        $19,775
Jun-98                          $18,665                         $17,748                        $19,904
Jul-98                          $18,792                         $17,810                        $20,033
Aug-98                          $18,954                         $18,090                        $20,470
Sep-98                          $19,183                         $18,544                        $20,975
Oct-98                          $19,310                         $18,525                        $20,946
Nov-98                          $19,401                         $18,524                        $21,084

ANNUALIZED
TOTAL RETURN        ONE       FIVE          FROM
(%)                YEAR       YEARS    DECEMBER 1990
-----------------------------------------------------
                   8.79       7.85          8.64

- THE PORTFOLIO INVESTS IN U.S. AND INTERNATIONAL GOVERNMENT BONDS, DEBT GUARANTEED BY FOREIGN GOVERNMENTS, HIGH QUALITY CORPORATE DEBT, BANK OBLIGATIONS, AND DEBT OF SUPRANATIONAL ISSUERS WITH MATURITIES OF 5 YEARS OR LESS. ELIGIBLE COUNTRIES INCLUDE THE UNITED STATES, CANADA, UNITED KINGDOM, GERMANY, JAPAN, FRANCE, AUSTRALIA, THE NETHERLANDS, SWEDEN AND DENMARK. THE PORTFOLIO IS DIVERSIFIED ACROSS COUNTRIES. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED HORIZON RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE MATURITY RANGE WITH THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED ONLY IF SUFFICIENT PREMIUMS WARRANT IT. COUNTRY WEIGHTING IS INCREASED OR REDUCED BASED ON EXPECTED RETURNS. THE PORTFOLIO MAY BE CONCENTRATED IN THE U.S. IF INTERNATIONAL CURVES ARE INVERTED.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

- THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX IS MORE REFLECTIVE OF THE STRATEGY'S OBJECTIVES THAN THE SALOMON WORLD GOVERNMENT BOND INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
LEHMAN GOVERNMENT INDEX
NOVEMBER 1990-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      DFA INTERMEDIATE GOVERNMENT
 GROWTH OF $10,000       FIXED INCOME PORTFOLIO        LEHMAN GOVERNMENT INDEX       LEHMAN TREASURY INDEX

                                            $10,000                       $10,000                    $10,000
Nov-90                                      $10,263                       $10,222                    $10,221
Dec-90                                      $10,450                       $10,380                    $10,380
Jan-91                                      $10,573                       $10,492                    $10,492
Feb-91                                      $10,649                       $10,551                    $10,547
Mar-91                                      $10,680                       $10,605                    $10,601
Apr-91                                      $10,794                       $10,722                    $10,718
May-91                                      $10,862                       $10,764                    $10,757
Jun-91                                      $10,828                       $10,749                    $10,741
Jul-91                                      $10,972                       $10,876                    $10,867
Aug-91                                      $11,234                       $11,129                    $11,119
Sep-91                                      $11,509                       $11,362                    $11,353
Oct-91                                      $11,637                       $11,462                    $11,454
Nov-91                                      $11,796                       $11,577                    $11,569
Dec-91                                      $12,214                       $11,972                    $11,969
Jan-92                                      $11,970                       $11,785                    $11,778
Feb-92                                      $11,985                       $11,831                    $11,824
Mar-92                                      $11,901                       $11,762                    $11,753
Apr-92                                      $12,036                       $11,837                    $11,827
May-92                                      $12,244                       $12,056                    $12,044
Jun-92                                      $12,486                       $12,228                    $12,219
Jul-92                                      $12,862                       $12,536                    $12,531
Aug-92                                      $13,035                       $12,653                    $12,650
Sep-92                                      $13,256                       $12,831                    $12,834
Oct-92                                      $13,018                       $12,646                    $12,646
Nov-92                                      $12,941                       $12,625                    $12,620
Dec-92                                      $13,143                       $12,837                    $12,835
Jan-93                                      $13,459                       $13,110                    $13,111
Feb-93                                      $13,784                       $13,373                    $13,374
Mar-93                                      $13,869                       $13,417                    $13,419
Apr-93                                      $13,982                       $13,520                    $13,523
May-93                                      $13,973                       $13,505                    $13,508
Jun-93                                      $14,293                       $13,805                    $13,811
Jul-93                                      $14,335                       $13,889                    $13,892
Aug-93                                      $14,653                       $14,199                    $14,202
Sep-93                                      $14,773                       $14,253                    $14,258
Oct-93                                      $14,802                       $14,307                    $14,310
Nov-93                                      $14,603                       $14,150                    $14,153
Dec-93                                      $14,671                       $14,205                    $14,208
Jan-94                                      $14,875                       $14,399                    $14,404
Feb-94                                      $14,536                       $14,094                    $14,095
Mar-94                                      $14,183                       $13,777                    $13,779
Apr-94                                      $14,006                       $13,668                    $13,671
May-94                                      $13,989                       $13,650                    $13,655
Jun-94                                      $13,944                       $13,619                    $13,625
Jul-94                                      $14,185                       $13,870                    $13,873
Aug-94                                      $14,232                       $13,872                    $13,876
Sep-94                                      $14,004                       $13,677                    $13,681
Oct-94                                      $13,986                       $13,667                    $13,673
Nov-94                                      $13,915                       $13,643                    $13,646
Dec-94                                      $13,976                       $13,726                    $13,729
Jan-95                                      $14,232                       $13,981                    $13,983
Feb-95                                      $14,607                       $14,282                    $14,281
Mar-95                                      $14,683                       $14,372                    $14,371
Apr-95                                      $14,912                       $14,560                    $14,559
May-95                                      $15,564                       $15,147                    $15,147
Jun-95                                      $15,692                       $15,263                    $15,267
Jul-95                                      $15,613                       $15,207                    $15,211
Aug-95                                      $15,794                       $15,385                    $15,387
Sep-95                                      $15,929                       $15,532                    $15,535
Oct-95                                      $16,152                       $15,769                    $15,775
Nov-95                                      $16,428                       $16,015                    $16,020
Dec-95                                      $16,643                       $16,242                    $16,249
Jan-96                                      $16,776                       $16,341                    $16,351
Feb-96                                      $16,466                       $16,008                    $16,016
Mar-96                                      $16,270                       $15,875                    $15,877
Apr-96                                      $16,120                       $15,773                    $15,775
May-96                                      $16,061                       $15,746                    $15,750
Jun-96                                      $16,277                       $15,950                    $15,950
Jul-96                                      $16,308                       $15,989                    $15,988
Aug-96                                      $16,263                       $15,954                    $15,955
Sep-96                                      $16,555                       $16,219                    $16,216
Oct-96                                      $16,940                       $16,576                    $16,573
Nov-96                                      $17,246                       $16,864                    $16,860
Dec-96                                      $17,037                       $16,692                    $16,686
Jan-97                                      $17,068                       $16,711                    $16,703
Feb-97                                      $17,083                       $16,734                    $16,723
Mar-97                                      $16,873                       $16,557                    $16,542
Apr-97                                      $17,111                       $16,795                    $16,781
May-97                                      $17,270                       $16,940                    $16,925
Jun-97                                      $17,457                       $17,129                    $17,114
Jul-97                                      $17,988                       $17,616                    $17,606
Aug-97                                      $17,763                       $17,441                    $17,428
Sep-97                                      $18,052                       $17,703                    $17,693
Oct-97                                      $18,379                       $18,009                    $18,001
Nov-97                                      $18,412                       $18,101                    $18,094
Dec-97                                      $18,598                       $18,291                    $18,284
Jan-98                                      $18,916                       $18,565                    $18,564
Feb-98                                      $18,882                       $18,515                    $18,508
Mar-98                                      $18,910                       $18,567                    $18,558
Apr-98                                      $18,995                       $18,651                    $18,642
May-98                                      $19,199                       $18,843                    $18,836
Jun-98                                      $19,362                       $19,058                    $19,052
Jul-98                                      $19,397                       $19,086                    $19,083
Aug-98                                      $19,893                       $19,582                    $19,602
Sep-98                                      $20,677                       $20,111                    $20,149
Oct-98                                      $20,503                       $20,043                    $20,084
Nov-98                                      $20,452                       $20,049                    $20,080

ANNUALIZED
TOTAL RETURN        ONE       FIVE          FROM
(%)                YEAR       YEARS    NOVEMBER 1990
-----------------------------------------------------
                   11.08      6.97          9.26

- THE PORTFOLIO EMPLOYS A BUY AND HOLD STRATEGY INVESTING IN GOVERNMENT SECURITIES WITH A MATURITY GENERALLY BETWEEN FIVE AND FIFTEEN YEARS AND ORDINARILY MAINTAINING AN AVERAGE WEIGHTED MATURITY OF SEVEN TO TEN YEARS. THE INVESTMENT UNIVERSE INCLUDES OBLIGATIONS OF THE U.S. GOVERNMENT, U.S. GOVERNMENT AGENCIES AND AAA-RATED DOLLAR DENOMINATED OBLIGATIONS OF FOREIGN GOVERNMENTS AND SUPRANATIONALS. PERFORMANCE IS EXPECTED TO MATCH OR EXCEED THE RETURNS OF THE LEHMAN BROTHERS TREASURY INDEX WITHOUT EXCEEDING THE VOLATILITY OF THAT INDEX.

- THIS PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

- THE LEHMAN GOVERNMENT INDEX IS MORE REFLECTIVE OF THE STRATEGY'S OBJECTIVES THAN THE LEHMAN TREASURY INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                        THE U.S. LARGE COMPANY PORTFOLIO

                               NOVEMBER 30, 1998

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The U.S. Large Company Series of The DFA Investment Trust Company..............                 $    549,973,925
                                                                                                              ----------------
    Total Investments (100%) (Cost $344,475,471)++...........................................                 $    549,973,925
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $347,883,067.

                   THE ENHANCED U.S. LARGE COMPANY PORTFOLIO

                               NOVEMBER 30, 1998

                                                                                                  SHARES         VALUE+
                                                                                               ------------  --------------
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company.....     4,750,801  $   61,522,878
                                                                                                             --------------
    Total Investments (100%) (Cost $51,340,500)++............................................                $   61,522,878
                                                                                                             --------------
                                                                                                             --------------

--------------
++The cost for federal income tax purposes is $52,212,731.

                       THE U.S. LARGE CAP VALUE PORTFOLIO

                               NOVEMBER 30, 1998

                                                                                                SHARES            VALUE+
                                                                                             -------------  ------------------
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company..........     57,508,916  $    1,080,592,528
                                                                                                            ------------------
    Total Investments (100%) (Cost $805,588,666)++.........................................                 $    1,080,592,528
                                                                                                            ------------------
                                                                                                            ------------------

--------------
++The cost for federal income tax purposes is $812,044,046.

--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS

                         THE U.S. 6-10 VALUE PORTFOLIO

                               NOVEMBER 30, 1998

                                                                                               SHARES            VALUE+
                                                                                           --------------  ------------------
Investment in The U.S. 6-10 Value Series of The DFA Investment Trust Company.............     136,192,440  $    2,350,681,512
                                                                                                           ------------------
    Total Investments (100%) (Cost $2,075,504,868)++.....................................                  $    2,350,681,512
                                                                                                           ------------------
                                                                                                           ------------------

--------------
++The cost for federal income tax purposes is $2,083,395,461.

                     THE U.S. 6-10 SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 1998

                                                                                                  SHARES           VALUE+
                                                                                               -------------  ----------------
Investment in The U.S. 6-10 Small Company Series of The DFA Investment Trust Company.........     28,332,869  $    324,694,681
                                                                                                              ----------------
    Total Investments (100%) (Cost $275,334,576)++...........................................                 $    324,694,681
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $281,664,903.

                     THE U.S. 9-10 SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 1998

                                                                                               SHARES            VALUE+
                                                                                           --------------  ------------------
Investment in The U.S. 9-10 Small Company Series of The DFA Investment Trust Company.....     151,178,298  $    1,339,424,806
                                                                                                           ------------------
    Total Investments (100%) (Cost $1,111,510,189)++.....................................                  $    1,339,424,806
                                                                                                           ------------------
                                                                                                           ------------------

--------------
++The cost for federal income tax purposes is $1,138,562,728.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                    THE DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.2%)
 AMB Property Corp.....................................        94,200  $  2,095,950
 AMLI Residential Properties Trust.....................        15,900       344,831
 Acadia Realty Trust...................................        10,000        61,250
 Aegis Realty, Inc.....................................         6,700        67,000
 Agree Realty Corp.....................................         4,300        80,625
 *Alexander's, Inc.....................................         4,800       382,500
 Alexandria Real Estate Equities, Inc..................        10,600       327,275
 American Industrial Properties........................         9,000        96,750
 American Real Estate Investment Corp..................         5,500        72,187
 American Realty Trust, Inc............................        15,300       240,019
 Apartment Investment & Management Co. Class A.........        40,546     1,388,700
 Archstone Communities Trust...........................       120,700     2,519,612
 Arden Realty Group, Inc...............................        52,500     1,207,500
 Asset Investments Corp................................         4,100        53,812
 Associated Estates Realty Corp........................        19,000       239,875
 AvalonBay Communities, Inc............................        52,911     1,792,360
 BRE Properties, Inc. Class A..........................        36,760       886,835
 Banyan Strategic Realty Trust.........................        11,200        60,200
 Bedford Property Investors, Inc.......................        19,150       339,912
 Berkshire Realty Co...................................        32,200       305,900
 Boddie-Noell Properties, Inc..........................         5,000        59,687
 Boston Properties, Inc................................        53,500     1,688,594
 Boykin Lodging Trust, Inc.............................        14,400       191,700
 Bradley Real Estate, Inc..............................        21,355       441,782
 Brandywine Realty Trust...............................        32,100       577,800
 Burnham Pacific Properties, Inc.......................        26,900       346,337
 CBL & Associates Properties, Inc......................        23,500       590,437
 Cabot Industrial Trust................................        25,000       523,437
 Camden Property Trust.................................        52,224     1,341,504
 Capital Automotive REIT...............................        20,900       278,884
 Captec Net Lease Realty, Inc..........................         8,200        95,837
 Carramerica Realty Corp...............................        60,500     1,467,125
 Centerpoint Properties Corp...........................        18,500       629,000
 Centertrust Retail Properties, Inc....................        19,400       227,950
 Chateau Communities, Inc..............................        24,776       709,213
 Chelsea GCA Realty, Inc...............................        13,600       459,850
 Colonial Properties Trust.............................        21,800       589,962
 Commercial Net Lease Realty, Inc......................        24,600       350,550
 *Continental Mortgage & Equity Trust..................         2,700        40,669
 Cornerstone Properties, Inc...........................        85,600     1,342,850
 Cornerstone Realty Income Trust, Inc..................        10,000       105,625
 *Corporate Office Properties Trust....................        13,000        90,187
 Cousins Properties, Inc...............................        28,700       886,112
 Crescent Real Estate Equities, Inc....................       101,900     2,528,394
 Crown American Realty Trust...........................        27,200       215,900
 Developers Diversified Realty Corp....................        51,400       992,662
 Duke Realty Investments, Inc..........................        76,700     1,740,131
 Eastgroup Properties, Inc.............................        14,277       265,017
 Entertainment Properties Trust........................        12,000       221,250
 Equity Inns, Inc......................................        31,000       315,812
 Equity Office Properties Trust........................       213,762     5,370,770
 Equity Residential Properties Corp....................       101,778     4,306,482
 Essex Property Trust..................................        14,000       433,125
 Federal Realty Investment Trust.......................        38,300       916,806
 Felcor Lodging Trust, Inc.............................        57,000     1,357,312
 First Industrial Realty Trust, Inc....................        32,300       781,256

                                                               SHARES        VALUE+
                                                         ------------  ------------

 First Union Real Estate Equity & Mortgage
   Investments.........................................        27,400  $    159,262
 First Washington Realty Trust, Inc....................         7,200       165,600
 Franchise Financial Corp..............................        41,200     1,011,975
 Franklin Select Realty Trust Class A..................        12,100        75,625
 Gables Residential Trust..............................        21,400       530,987
 General Growth Properties.............................        34,300     1,299,112
 Glenborough Realty Trust, Inc.........................        27,900       596,362
 Glimcher Realty Trust.................................        21,500       362,813
 Golf Trust America, Inc...............................         6,400       167,200
 Great Lakes Reit, Inc.................................        14,800       233,100
 Grove Property Trust..................................         7,100        76,325
 *HMG Courtland Properties, Inc........................         1,100         5,363
 Highwood Properties, Inc..............................        49,500     1,345,781
 Home Properties of New York, Inc......................        13,300       327,513
 *Horizon Group Properties, Inc........................         2,418         9,521
 Hospitality Properties Trust..........................        36,100       938,600
 Humphrey Hospitality Trust............................         3,800        36,100
 IRT Property Co.......................................        31,400       314,000
 Imon Property Group, Inc..............................        92,648     2,744,697
 Innkeepers USA Trust..................................        29,100       321,919
 Irvine Apartment Communities, Inc.....................        24,500       656,906
 JDN Realty Corp.......................................        26,950       557,528
 JP Realty, Inc........................................        17,300       386,006
 Jameson Inns, Inc.....................................         9,600        97,800
 Kilroy Realty Corp....................................        23,300       521,338
 Kimco Realty Corp.....................................        47,900     1,853,131
 Koger Equity, Inc.....................................        22,400       355,600
 *Konover Property Trust, Inc..........................        13,000        94,250
 Kranzco Realty Trust, Inc.............................        10,200       160,013
 Lasalle Hotel Properties Trust........................        12,800       172,000
 Lexford Residential Trust.............................         8,000       156,000
 Lexington Corporate Properties Trust..................        14,500       190,313
 Liberty Property Trust................................        54,600     1,344,525
 MGI Properties........................................        11,900       330,969
 Macerich Co...........................................        27,300       726,863
 Mack-California Realty Corp...........................        48,900     1,451,719
 Malan Realty Investors, Inc...........................         4,300        65,038
 Manufactured Home Communities, Inc....................        24,500       600,250
 Meridian Industrial Trust, Inc........................        26,700       644,138
 Meristar Hospitality Corp.............................        16,950       329,466
 Mid-America Apartment Communities, Inc................        15,800       385,125
 Mid-Atlantic Realty Trust.............................        12,300       149,138
 Mills Corp............................................        21,900       469,481
 Monmouth Real Estate Investment Corp. Class A.........         4,500        24,750
 National Golf Properties, Inc.........................        11,000       317,625
 New Plan Excel Realty Trust, Inc......................        79,900     1,747,813
 One Liberty Properties, Inc...........................         2,300        29,325
 PS Business Parks, Inc................................        19,900       462,675
 Pacific Gulf Properties, Inc..........................        16,900       325,325
 Pan Pacific Retail Properties, Inc....................        17,800       354,888
 Parkway Properties, Inc...............................         8,950       270,178
 Patriot American Hospitality, Inc. (Paired Shares)....       122,800       905,650
 Pennsylvania Real Estate Investment Trust.............        11,200       224,000

THE DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Philips International Realty Corp.....................         6,100  $     94,550
 Post Properties, Inc..................................        30,370     1,161,653
 Prentiss Properties Trust.............................        33,100       719,925
 Prime Group Realty Trust..............................        13,100       196,500
 Prime Retail, Inc.....................................        42,769       451,748
 Prologis Trust........................................       111,300     2,462,513
 Property Capital Trust................................         9,300         2,127
 Public Storage, Inc...................................        98,196     2,608,331
 RFS Hotel Investors, Inc..............................        23,900      342,069f
 *Ramco-Gershenson Properties Trust....................         6,000        90,750
 Realty Income Corp....................................        22,700       573,175
 Reckson Associates Realty Corp........................        33,700       777,206
 Regency Realty Corp...................................        21,400       498,888
 Roberts Realty Investment.............................         3,800        29,094
 Rouse Co..............................................        57,700     1,575,931
 SL Green Realty Corp..................................        17,600       376,200
 Saul Centers, Inc.....................................        12,100       192,088
 Shurgard Storage Centers, Inc. Class A................        27,200       715,700
 Sizeler Property Investors, Inc.......................         8,200        69,700
 Smith (Charles E.) Residential Realty, Inc............        14,300       422,744
 Sovran Self Storage, Inc..............................        10,900       277,950
 Spieker Properties, Inc...............................        48,400     1,748,450
 Starwood Lodging Trust................................       176,050     5,347,519
 Storage Trust Realty..................................        13,500       302,906
 Storage USA, Inc......................................        25,000       793,750
 Summit Properties, Inc................................        24,400       427,000
 Sun Communities, Inc..................................        14,400       468,900
 Sunstone Hotel Investors, Inc.........................        31,600       335,750
 Tanger Factory Outlet Centers, Inc....................         6,800       152,575
 *Tarragon Realty Investors, Inc.......................         6,107        72,139
 Taubman Centers, Inc..................................        45,300       628,538
 *Tower Realty Trust, Inc..............................        10,000       188,125
 Town & Country Trust..................................        14,000       211,750
 Transcontinental Realty Investors, Inc................         3,500        42,656
 Trinet Corporate Realty Trust, Inc....................        20,900       560,381
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *U.S. Restaurant Properties, Inc......................        10,000  $    242,500
 United Dominion Realty Trust, Inc.....................        87,282       943,737
 United Mobile Homes, Inc..............................         6,000        59,250
 Urban Shopping Centers, Inc...........................        15,200       499,700
 #Urstadt Biddle Properties Class A....................         5,000        40,000
 Urstadt Biddle Properties, Inc........................         5,000        40,625
 Vornado Realty Trust..................................        61,054     2,320,052
 Walden Residential Properties, Inc....................        15,600       321,750
 Washington Real Estate Investment Trust...............        31,500       551,250
 Weeks Corp............................................        15,600       446,550
 Weingarten Realty Investors...........................        23,800     1,081,413
 Western Investment Real Estate Trust..................        15,300       178,819
 Westfield America, Inc................................        95,000     1,662,500
 Winston Hotels, Inc...................................        14,100       132,188
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $108,479,400)..................................                 105,564,398
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.25%, 08/31/02, valued at $854,000) to be
   repurchased at $835,115.
   (Cost $835,000).....................................  $        835       835,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $109,314,400)++....                $106,399,398
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $107,483,600.

                See accompanying Notes to Financial Statements.

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
UNITED KINGDOM -- (21.7%)
COMMON STOCKS -- (21.7%)
 Abbey National P.L.C..................................        27,800  $    562,112
 *Allied Zurich P.L.C..................................        31,499       449,733
 *Anglian Water P.L.C..................................         1,493        21,267
 Associated British Foods P.L.C........................         8,000        80,945
 BAA P.L.C.............................................        10,000       110,590
 BG P.L.C..............................................        81,353       557,939
 BOC Group P.L.C.......................................        10,850       157,689
 BTR P.L.C.............................................        66,768       136,657
 Barclays P.L.C........................................        31,935       724,789
 Bass P.L.C............................................        16,428       226,690
 Blue Circle Industries P.L.C..........................         4,000        20,203
 Boots Co., P.L.C......................................        20,298       327,668
 British Aerospace P.L.C...............................        17,500       150,493
 British Airways P.L.C.................................        10,000        67,675
 British American Tobacco P.L.C........................        31,499       288,947
 British Land Co. P.L.C................................         5,100        43,942
 British Petroleum Co., P.L.C..........................       122,762     1,914,871
 British Sky Broadcasting Group P.L.C..................        17,000       140,582
 British Steel P.L.C...................................         9,300        15,044
 British Telecommunications P.L.C......................       137,353     1,882,867
 Burmah Castrol P.L.C..................................         2,000        29,117
 Cable and Wireless P.L.C..............................        45,778       581,821
 Cadbury Schweppes P.L.C...............................        22,414       336,669
 Carlton Communications P.L.C..........................         6,000        48,231
 *Centrica P.L.C.......................................        44,000        91,328
 Commercial Union P.L.C................................        13,000       206,209
 Compass Group P.L.C...................................         6,000        63,284
 Diageo P.L.C..........................................        82,864       928,704
 EMI Group P.L.C.......................................        14,688        87,521
 GKN P.L.C.............................................         7,000        77,298
 General Electric Co. P.L.C............................        57,881       473,393
 Glaxo Wellcome P.L.C..................................        73,648     2,330,370
 Granada Group P.L.C...................................        17,275       269,744
 Great Universal Stores P.L.C..........................        21,200       220,629
 Guardian Royal Exchange P.L.C.........................         8,700        47,389
 HSBC Holdings P.L.C...................................        18,000       456,358
 HSBC Holdings P.L.C...................................        17,000       460,187
 Halifax P.L.C.........................................        24,000       341,476
 Hanson P.L.C..........................................         6,500        48,280
 Imperial Chemical Industries P.L.C....................        15,800       146,045
 Kingfisher P.L.C......................................        13,000       124,026
 Ladbroke Group P.L.C..................................        11,900        46,061
 Land Securities P.L.C.................................         5,000        66,437
 Lasmo P.L.C...........................................         5,800        13,379
 Legal & General Group P.L.C...........................        12,000       147,068
 Lloyds TSB Group P.L.C................................       127,311     1,770,426
 Lucas Varity P.L.C....................................        14,000        48,065
 Marks & Spencer P.L.C.................................        62,011       421,704
 *Misys P.L.C..........................................         5,000        35,240
 National Grid Group P.L.C.............................        14,000       111,325
 National Power P.L.C..................................        24,802       211,241
 Pearson P.L.C.........................................         6,000       107,949
 *Provident Financial P.L.C............................         2,000        30,041
 Prudential Corp. P.L.C................................        44,788       653,515
 RMC Group P.L.C.......................................         2,000        26,079
 Railtrack Group P.L.C.................................         5,000       137,247

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Rank Group P.L.C......................................         4,000  $     14,195
 Reed International P.L.C..............................        11,000        86,607
 Rentokill Initial P.L.C...............................        28,000       180,245
 Reuters Holdings Group P.L.C..........................        29,640       286,449
 Rio Tinto P.L.C.......................................        25,526       299,146
 Rolls-Royce P.L.C.....................................        15,051        60,866
 Royal & Sun Alliance Insurance Group, Inc. P.L.C......        17,524       146,361
 Royal Bank of Scotland Group P.L.C....................         8,700       131,109
 Safeway P.L.C.........................................        24,954       123,155
 Sainsbury (J.) P.L.C..................................        39,617       331,863
 Schroders P.L.C.......................................         1,000        20,533
 Scottish & Newcastle P.L.C............................         6,100        77,831
 Scottish Hydro-Electric P.L.C.........................         4,000        46,415
 Scottish Power P.L.C..................................        11,000       116,747
 Seibe P.L.C...........................................        21,000        75,564
 Smithkline Beecham P.L.C..............................        72,993       896,388
 Smiths Industries P.L.C...............................         3,000        42,635
 Stagecoach Holdings PLC...............................        13,000        48,709
 TI Group..............................................         5,000        28,473
 Tate & Lyle P.L.C.....................................         2,700        17,024
 Tesco P.L.C...........................................       147,695       436,376
 *Thames Water PLC.....................................         3,400        65,044
 Unilever P.L.C........................................        68,800       716,004
 United Utilities P.L.C................................         5,400        78,704
 Vodafone Group P.L.C..................................        62,678       925,934
 Williams P.L.C........................................         7,000        43,328
 Wolseley P.L.C........................................         5,000        31,609
 Zeneca Group P.L.C....................................        15,200       632,246
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,373,040)...................................                  25,034,119
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $14,335)......................................                      14,273
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $13,387,375)...................................                  25,048,392
                                                                       ------------
JAPAN -- (19.9%)
COMMON STOCKS -- (19.9%)
 Acom Co., Ltd.........................................         1,000        60,609
 Advantest Corp........................................           770        51,492
 Ajinomoto Co., Inc....................................        11,000       100,049
 *#All Nippon Airways Co., Ltd.........................        24,000        83,176
 Asahi Bank, Ltd.......................................        41,000       156,769
 Asahi Breweries, Ltd..................................         3,000        43,443
 Asahi Chemical Industry Co., Ltd......................        27,000       112,463
 Asahi Glass Co., Ltd..................................        21,000       122,323
 Bank of Tokyo-Mitsubishi, Ltd.........................        94,200     1,026,912
 Bank of Yokohama, Ltd.................................        20,000        42,304
 Bridgestone Corp......................................        15,000       351,448
 Canon, Inc............................................        16,000       354,051
 Chiba Bank, Ltd.......................................        11,000        41,523
 #Chubu Electric Power Co., Ltd........................        14,100       263,830
 Chugoku Electric Power Co., Ltd.......................         6,600       111,414
 Credit Saison Co., Ltd................................         1,600        36,577
 Dai Nippon Printing Co., Ltd..........................        13,000       188,781
 Daiichi Pharmaceutical Co., Ltd.......................         2,000        30,752
 #Daiwa Bank, Ltd......................................        23,000        38,920

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Daiwa House Industry Co., Ltd.........................         9,000  $     95,550
 Daiwa Securities Co., Ltd.............................        22,000        78,571
 Denso Corp............................................        15,000       290,433
 East Japan Railway Co.................................            75       436,259
 Elsai Co., Ltd........................................         2,000        30,914
 Fanuc, Ltd............................................         4,300       136,430
 #Fuji Bank, Ltd.......................................        52,000       206,020
 Fuji Photo Film Co., Ltd..............................         9,000       336,804
 Fujitsu, Ltd..........................................        35,000       404,897
 Gunma Bank, Ltd.......................................         5,000        37,463
 Hankyu Corp...........................................         8,000        32,542
 *Hanwa Co., Ltd.......................................         2,000         1,969
 Hitachi, Ltd..........................................        63,000       379,784
 Honda Motor Co., Ltd..................................        18,000       647,250
 Hoya Corp.............................................         1,000        42,060
 #Industrial Bank of Japan.............................        45,120       244,100
 Itochu Corp...........................................        21,000        40,148
 Ito-Yokado Co., Ltd...................................         7,000       428,246
 *#Japan Air Lines Co., Ltd............................        14,000        35,535
 Joyo Bank, Ltd........................................         3,000        10,983
 Jusco Co., Ltd........................................         6,000       114,465
 #Kajima Corp..........................................        17,000        45,363
 Kaneka Corp...........................................         3,000        21,526
 Kansai Electric Power Co., Inc........................        17,600       353,661
 Kao Corp..............................................         6,000       113,733
 Kawasaki Heavy Industries, Ltd........................        13,000        32,151
 Kawasaki Steel Corp...................................        58,000        87,293
 Kinden Corp...........................................         2,000        26,847
 Kinki Nippon Railway Co., Ltd.........................        29,000       144,151
 Kirin Brewery Co., Ltd................................        18,000       187,146
 #Kobe Steel, Ltd......................................        42,000        31,435
 Komatsu, Ltd..........................................        15,000        77,001
 Kubota Corp...........................................        25,000        57,761
 Kuraray Co., Ltd......................................         3,000        31,289
 Kyocera Corp..........................................         2,000        94,533
 Kyowa Hakko Kogyo Co., Ltd............................         4,000        19,623
 Kyushu Electric Power Co., Inc........................         8,500       145,216
 Marubeni Corp.........................................        22,000        40,091
 Marui Co., Ltd........................................         2,000        35,714
 Matsushita Communication Industrial Co., Ltd..........         1,000        43,687
 Matsushita Electric Industrial Co., Ltd...............        40,000       644,321
 #Matsushita Electric Works, Ltd.......................        14,000       134,396
 *Minebea Co., Ltd.....................................         3,000        32,289
 #Mitsubishi Chemical Corp.............................        39,000        72,974
 Mitsubishi Corp.......................................        29,000       186,381
 Mitsubishi Electric Corp..............................        36,000        91,377
 Mitsubishi Estate Co., Ltd............................        17,000       162,642
 Mitsubishi Heavy Industries, Ltd......................        60,000       225,024
 Mitsubishi Trust & Banking Corp.......................        23,000       166,531
 Mitsui & Co., Ltd.....................................        30,000       171,575
 Mitsui Fudosan Co., Ltd...............................         8,000        61,438
 Mitsui Marine & Fire Insurance Co., Ltd...............         7,000        35,364
 Mitsui Trust & Banking Co., Ltd.......................        20,000        26,847
 Murata Manufacturing Co., Ltd.........................         2,000        78,588
 NEC Corp..............................................        30,000       255,776
 NGK Insulators, Ltd...................................         3,000        32,899
 NKK Corp..............................................        63,000        45,103
 Nagoya Railroad Co., Ltd..............................         8,000        26,684
 #Nikko Securities Co., Ltd............................        24,000        81,224
 Nikon Corp............................................         3,000        28,799
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Nintendo Co., Ltd., Kyoto.............................         1,000  $     94,858
 *Nippon Credit Bank, Ltd..............................        26,000        36,804
 Nippon Express Co., Ltd...............................        19,000        98,926
 Nippon Meat Packers, Inc., Osaka......................         2,000        27,856
 Nippon Oil Co., Ltd...................................        22,000        72,486
 Nippon Paper Industries Co., Ltd......................         9,000        38,586
 Nippon Steel Corp.....................................       124,000       225,968
 Nippon Telegraph & Telephone Corp.....................           260       972,990
 Nippon Yusen KK.......................................        11,000        33,558
 Nissan Motor Co., Ltd.................................        47,000       145,298
 Nissin Food Products Co., Ltd.........................         1,000        19,525
 Nomura Securities Co., Ltd............................        35,000       340,831
 Obayashi Corp.........................................         7,000        31,663
 Odakyu Electric Railway Co., Ltd......................         7,000        22,779
 Oji Paper Co., Ltd....................................        10,000        44,989
 Olympus Optical Co., Ltd..............................         2,000        21,933
 Omron Corp............................................         2,000        24,243
 Orix Corp.............................................           600        42,906
 Osaka Gas Co., Ltd....................................        48,000       140,579
 Pioneer Electronic....................................         2,000        32,948
 Ricoh Co., Ltd., Tokyo................................         5,000        48,202
 Rohm Co., Ltd.........................................         2,000       169,867
 SMC Corp..............................................           500        37,382
 Sakura Bank, Ltd......................................        61,000       155,825
 Sankyo Co., Ltd.......................................         4,000        91,116
 Sanyo Electric........................................        33,000        93,427
 Secom Co., Ltd........................................         2,000       148,226
 Sega Enterprises, Ltd.................................         1,500        36,365
 Seibu Railway Co., Ltd................................         8,000       251,220
 Sekisui Chemical Co., Ltd.............................         5,000        30,508
 Seksui House..........................................        12,000       116,954
 Seven-Eleven Japan Co., Ltd...........................         7,000       518,223
 Seventy-seven (77) Bank, Ltd..........................         3,000        27,994
 Sharp Corp. Osaka.....................................        19,000       167,865
 Shikoku Electric Power Co., Inc.......................         4,200        67,654
 Shimano, Inc..........................................         1,000        27,091
 *Shimizu Corp.........................................        12,000        39,538
 Shin-Etsu Chemical Co., Ltd...........................         3,000        67,117
 Shionogi & Co., Ltd...................................         3,000        21,087
 Shiseido Co., Ltd.....................................         3,000        34,193
 Shizuoka Bank, Ltd....................................        14,000       152,050
 Sony Corp.............................................         7,600       557,078
 #Sumitomo Bank, Ltd...................................        56,000       623,690
 #Sumitomo Chemical Co., Ltd...........................        29,000       100,740
 Sumitomo Corp.........................................        19,000       104,027
 Sumitomo Electric Industries, Ltd.....................        13,000       141,718
 Sumitomo Marine & Fire Insurance Co., Ltd.............         6,000        35,877
 Sumitomo Metal Industries, Ltd. Osaka.................        56,000        66,970
 TDK Corp..............................................         1,000        83,062
 #Taisei Corp..........................................        15,000        28,677
 Taisho Pharmaceutical Co., Ltd........................         6,000       148,877
 Takeda Chemical Industries, Ltd.......................        16,000       540,189
 *Teijin, Ltd..........................................         9,000        32,289
 Tobu Railway Co., Ltd.................................         8,000        23,104
 Tohuku Electric Power Co., Inc........................         9,000       146,437
 #Tokai Bank, Ltd......................................        34,000       172,323
 Tokio Marine & Fire Insurance Co., Ltd................        26,000       294,012
 Tokyo Electric Power Co., Ltd.........................        25,700       587,512
 Tokyo Electron, Ltd...................................         1,000        37,423

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Tokyo Gas Co., Ltd....................................        53,000  $    124,609
 Tokyu Corp............................................        17,000        44,671
 Toppan Printing Co., Ltd..............................        12,000       142,532
 Toray Industries, Inc.................................        25,000       118,980
 Toshiba Corp..........................................        61,000       342,418
 Tostem Corp...........................................         2,000        33,355
 Toto, Ltd.............................................         3,000        22,454
 Toyo Seikan Kaisha, Ltd...............................         3,300        55,036
 Toyo Trust & Banking Co., Ltd.........................        12,000        37,293
 Toyoda Automatic Loom Works, Ltd......................         2,000        33,762
 Toyota Motor Corp.....................................        72,000     1,827,530
 Yamanouchi Pharmaceutical Co., Ltd....................         6,000       175,724
 Yamato Transport Co., Ltd.............................         4,000        49,658
 Yamazaki Baking Co., Ltd..............................         2,000        24,113
 *Yasuda Trust & Banking Co., Ltd......................        16,000        15,229
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $27,163,436)...................................                  22,938,711
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $780).........................................                         780
                                                                       ------------
TOTAL -- JAPAN
  (Cost $27,164,216)...................................                  22,939,491
                                                                       ------------
GERMANY -- (10.4%)
COMMON STOCKS -- (10.4%)
 Allianz AG............................................           700       258,549
 BASF AG...............................................        15,000       578,875
 Bayer AG..............................................        14,000       599,487
 Bayerische Motorenwerke AG BMW, Muenchen..............           481       389,743
 *Bayerische Motorenwerke AG BMW, Muenchen Em 98.......           144       114,125
 Bayerische Vereinsbank AG.............................         8,000       721,560
 Commerzbank AG........................................         8,490       283,706
 #DaimlerChrysler AG, Stuttgart........................        11,552     1,108,207
 Deutsche Bank AG......................................         9,800       635,837
 Deutsche Lufthansa AG.................................         1,100        24,462
 Deutsche Telekom AG...................................        46,600     1,378,062
 Dresdner Bank AG, Frankfurt...........................         9,880       457,543
 Hochtief AG...........................................         1,510        58,273
 Hoechst AG............................................        12,000       515,265
 Mannesmann AG.........................................         7,430       830,546
 Metro AG..............................................           840        52,761
 Munchener Rueckversicherungs..........................           500       239,682
 RWE AG................................................        13,250       706,863
 SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)..................................         1,100       507,458
 Schering AG...........................................           200        25,468
 Siemens AG............................................        11,000       781,355
 Thyssen AG............................................           650       120,521
 Veba AG...............................................        12,000       683,117
 Viag AG...............................................           546       351,669
 Volkswagen AG.........................................         5,920       498,591
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,877,243)....................................                  11,921,725
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks
   (Cost $12,260)......................................                $     12,043
                                                                       ------------
TOTAL -- GERMANY
  (Cost $5,889,503)....................................                  11,933,768
                                                                       ------------
FRANCE -- (10.2%)
COMMON STOCKS -- (9.5%)
 AXA-UAP...............................................         7,692       996,898
 Accor SA..............................................           508       111,969
 Air Liquide...........................................           787       134,192
 Air Liquide Prime Fidelite............................         2,076       348,902
 Alcatel Alsthom Cie Generale d'Electricite SA.........         5,100       676,258
 Banque Nationale de Paris.............................         2,276       174,577
 *Banque Paribas.......................................         2,350       210,087
 Bouygues..............................................           200        37,382
 Canal Plus SA.........................................           483       111,313
 Cap Gemini SA.........................................           500        73,353
 Carrefour Supermarche SA..............................           900       638,753
 Casino Guichard Perrachon.............................           500        47,609
 Cie Generale d'Optique Essilor International SA.......            80        31,246
 Dassault Systemes SA..................................           900        35,231
 Elf Aquitaine.........................................         5,127       640,964
 Eridania Beghin-Say SA................................           200        37,170
 France Telecom SA.....................................         4,000       278,600
 #Generale des Eaux....................................         3,174       719,734
 Generale des Establissements Michelin SA Series B.....         1,009        43,678
 Groupe Danone.........................................         2,346       686,689
 L'Oreal...............................................         1,540       961,548
 LVMH (Louis Vuitton Moet Hennessy)....................         2,016       390,672
 LaFarge SA............................................         2,044       193,183
 *Lagardere Sca........................................           900        36,738
 Legrand SA............................................           100        27,190
 Lyonnais des Eaux SA..................................         2,754       545,341
 Pernod-Ricard.........................................         1,260        82,227
 Peugeot SA............................................           950       150,761
 Pinault Printemps Redoute SA..........................         1,000       171,039
 Promodes..............................................           100        65,577
 Rhone-Poulenc SA Series A.............................         3,765       188,210
 Saint-Gobain..........................................         1,984       293,863
 Sanofi SA.............................................         2,414       432,044
 Schneider SA..........................................         2,519       155,239
 Societe Generale Paris................................         1,782       281,540
 Sodexho Alliance SA...................................           200        38,969
 Ste Bic...............................................           400        25,039
 *Thomson-CSF..........................................         2,324        87,695
 Total SA..............................................         5,485       681,852
 Valeo SA..............................................           600        51,523
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,696,378)....................................                  10,894,855
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.7%)
 *French Francs
   (Cost $821,681).....................................                     802,933

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *France Telecom SA Warrants 1998
   (Cost $0)...........................................         4,000  $          0
                                                                       ------------
TOTAL -- FRANCE
  (Cost $6,518,059)....................................                  11,697,788
                                                                       ------------
SWITZERLAND -- (7.6%)
COMMON STOCKS -- (7.6%)
 ABB AG, Baden.........................................           186       232,184
 Adecco SA.............................................           150        65,326
 *Alusuisse Lonza Group AG.............................            30        37,945
 Credit Suisse Holding, Zuerich (Namen)................         3,575       616,605
 Financiere Richemont AG Units -A-.....................           106       157,992
 Holderbank Financiere Glarus AG, Glarus...............            50        58,067
 Nestle SA, Cham et Vevey..............................           853     1,777,735
 Novartis AG, Basel....................................         1,334     2,511,754
 Roche Holding AG, Basel...............................            79     1,420,761
 *Sairgroup, Zuerich...................................            80        17,736
 Schneizerische Rueckversicherangs-Gesellschaft........           100       253,541
 *United Bank of Switzerland...........................         4,444     1,341,354
 *Zurich Allied AG.....................................           330       236,444
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,070,539)....................................                   8,727,444
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $11,369)......................................                      10,160
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $3,081,908)....................................                   8,737,604
                                                                       ------------
NETHERLANDS -- (5.3%)
COMMON STOCKS -- (5.3%)
 ABN Amro Holding NV...................................         6,119       126,451
 AKZO Nobel NV.........................................         1,100        45,233
 Aegon NV..............................................         1,913       205,289
 Elsevier NV...........................................         2,600        34,229
 Heineken NV...........................................         1,250        63,661
 Ing Groep NV..........................................        20,932     1,202,181
 Koninklijke Ahold NV..................................         2,200        76,504
 Koninklijke Kpn NV....................................         1,900        82,215
 Philips Electronics NV................................         1,100        69,811
 Polygram NV...........................................           600        35,970
 Royal Dutch Petroleum Co., Den Haag...................        53,200     2,555,948
 TNT Post Groep NV.....................................         1,900        47,934
 Unilever NV...........................................        19,200     1,505,523
 Wolters Kluwer NV.....................................           200        38,236
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,643,974)....................................                   6,089,185
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder
   (Cost $1,502).......................................                       1,519
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $2,645,476)....................................                   6,090,704
                                                                       ------------
ITALY -- (4.8%)
COMMON STOCKS -- (4.8%)
 Alleanza Assicurazioni SpA............................        13,612       187,006
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Alleanza Assicurazioni SpA (Risp).....................           124  $      1,095
 Assicurazioni Generali SpA, Trieste...................        21,404       801,619
 Banca Commerciale Italiana SpA........................        34,000       233,348
 *Banca di Roma........................................        66,500       115,391
 Banco Ambrosiano Veneto SpA...........................        44,000       246,394
 *Campart SpA..........................................        38,769        31,587
 Credito Italiano......................................        39,000       222,355
 Edison SpA............................................        10,000       100,947
 #Fiat SpA.............................................        75,900       233,483
 HPI SpA (Holding di Partecipazioni Industriale).......        18,000        13,784
 ITALGAS SpA, Torino...................................        11,000        54,535
 Ifil Finanziaria Partecipazioni SpA, Torino...........         9,000        36,878
 Italcementi Fabbriche Riunite Cemento SpA, Bergamo....         1,500        15,151
 *La Fondiara Assicurazioni SpA........................         4,200        22,980
 Montedison SpA........................................        73,260        87,738
 Pirelli SpA...........................................        20,000        62,360
 RAS SpA (Riunione Adriatica di Sicurta)...............         7,465       100,550
 RAS SpA (Riunione Adriatica di Sicurta) (Risp)........           371         3,512
 SAI SpA (Sta Assicuratrice Industriale SpA)...........         2,000        22,519
 San Paolo-Imi SpA.....................................        32,607       536,593
 *Seat Pagine Gialle SpA...............................        86,000        75,821
 Sirti SpA.............................................         4,000        23,080
 Telecom Italia Mobile SpA.............................       134,740       885,309
 Telecom Italia SpA, Torino............................       176,965     1,438,108
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,076,226)....................................                   5,552,143
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Italian Lira
   (Cost $614).........................................                         652
                                                                       ------------
TOTAL -- ITALY
  (Cost $2,076,840)....................................                   5,552,795
                                                                       ------------
SPAIN -- (3.4%)
COMMON STOCKS -- (3.4%)
 Argentaria Caja Postal y Banco Hipotecario SA.........         5,800       135,446
 Autopistas Concesionaria Espanola SA..................         3,000        45,872
 Banco Bilbao Vizcaya SA...............................        38,400       608,507
 Banco Central Hispanoamericano SA.....................        13,200       152,294
 Banco de Santander SA.................................        18,972       388,987
 Banco Popular Espanol SA, Madrid......................         2,000       147,345
 ENDESA SA, Madrid.....................................        19,700       515,502
 Fomento de Construcciones y Contratas SA..............           700        41,889
 Iberdrola SA..........................................        15,500       257,471
 Repsol SA.............................................         5,600       318,376
 SDG SA, Barcelona.....................................         2,800       236,642
 Sociedad General de Aguas de Barcelona SA.............           500        28,635
 Tabacalera SA.........................................         2,200        54,587
 Telefonica de Espana SA...............................        19,418       915,026
 Union Electrica Fenosa SA.............................         3,600        53,420

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Zardoya-Otis SA.......................................           700  $     21,431
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,128,753)....................................                   3,921,430
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Spanish Peseta
   (Cost $2,482).......................................                       2,592
TOTAL -- SPAIN
  (Cost $2,131,235)....................................                   3,924,022
                                                                       ------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
 AGA AB Series A.......................................         2,900         6,462
 AGA AB Series B.......................................         2,500        29,584
 Asea AB Series A......................................        13,000       141,017
 Asea AB Series B......................................         5,000        53,621
 Astra AB Series A.....................................        29,866       548,540
 Astra AB Series B.....................................         6,133       109,997
 *Drott Series B.......................................         2,400        19,082
 *Fastighets AB Balder.................................           420         3,986
 Foreningssparbanken AB Series A.......................         4,500       126,471
 Hennes & Mauritz AB Series B..........................         2,300       170,391
 *Mandamus AB..........................................           225         1,193
 Sandvik AB Series A...................................         3,200        58,773
 Sandvik AB Series B...................................         1,300        24,037
 Skandinaviska Enskilda Banken Series A................        10,300       117,442
 Skanska AB............................................         2,400        66,860
 Svenska Handelsbanken Series A........................         4,200       169,812
 Swedish Match AB (Frueher Svenska Taendsticks AB).....         8,800        29,831
 Sydkraft AB Series C..................................         2,400        48,814
 Telefon AB L.M. Ericsson Series A.....................         3,000        88,197
 Telefon AB L.M. Ericsson Series B.....................        36,600     1,019,612
 Volvo AB Series A.....................................         2,200        49,763
 Volvo AB Series B.....................................         6,600       153,763
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,995,760)....................................                   3,067,248
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $2,069).......................................                       2,040
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $1,997,829)....................................                   3,069,288
                                                                       ------------
AUSTRALIA -- (2.6%)
COMMON STOCKS -- (2.6%)
 *AMP, Ltd.............................................        13,900       180,217
 Amcor, Ltd............................................        12,538        54,714
 Australia & New Zealand Banking Group, Ltd............        31,683       209,383
 Boral, Ltd............................................        24,676        36,929
 Brambles Industries, Ltd..............................         3,950        96,882
 Broken Hill Proprietary Co., Ltd......................        41,288       328,418
 CSR, Ltd..............................................        16,243        39,118
 Coca-Cola Amatil, Ltd.................................        11,102        37,334
 Coles Myer, Ltd.......................................        21,826       113,225
 Commonwealth Bank of Australia........................        11,528       159,111
 Fosters Brewing Group, Ltd............................        34,148        89,539
 Goodman Fielder, Ltd..................................        16,460        17,699
 Lend Lease Corp., Ltd.................................         3,221        78,685
 MIM Holdings..........................................        50,522        24,779
 National Australia Bank, Ltd..........................        37,953       568,461
                                                               SHARES        VALUE+
                                                         ------------  ------------
 News Corp., Ltd.......................................        19,620  $    137,842
 Normandy Mining, Ltd..................................        21,710        20,204
 Pacific Dunlop, Ltd...................................        19,238        34,234
 Pioneer International, Ltd............................        11,314        24,046
 Rio Tinto, Ltd........................................        12,510       161,259
 Santos, Ltd...........................................         7,866        22,826
 Southcorp, Ltd........................................         8,053        26,261
 Tabcorp Holdings, Ltd.................................         3,947        26,519
 The Australian Gas Light Company......................         4,194        31,227
 WMC, Ltd..............................................        30,370        95,846
 Westpac Banking Corp..................................        50,211       335,302
 Woodside Petroleum, Ltd...............................         6,666        33,952
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,283,234)....................................                   2,984,012
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $1,666).......................................                       1,742
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $2,284,900)....................................                   2,985,754
                                                                       ------------
HONG KONG -- (2.1%)
COMMON STOCKS -- (2.1%)
 CLP Holdings, Ltd.....................................        35,500       186,601
 Cathay Pacific Airways, Ltd...........................        61,000        59,086
 Citic Pacific, Ltd....................................        24,000        54,398
 Hang Seng Bank, Ltd...................................        39,000       343,762
 Henderson Land Development Co., Ltd...................        18,000        92,057
 Hong Kong Electric Holdings, Ltd......................        30,500       101,430
 Hong Kong Telecommunications, Ltd.....................       231,058       441,645
 Hutchison Whampoa, Ltd................................        73,000       520,890
 New World Development Co. Ltd.........................        31,558        76,623
 Sung Hungkai Properties, Ltd..........................        47,506       340,512
 Swire Pacific, Ltd. Series A..........................        27,000       122,394
 Wharf Holdings, Ltd...................................        41,000        64,865
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,610,928)....................................                   2,404,263
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $9,488).......................................                       9,492
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $2,620,416)....................................                   2,413,755
                                                                       ------------
BELGIUM -- (1.7%)
COMMON STOCKS -- (1.7%)
 Electrabel SA.........................................         1,300       506,735
 Etablissement Delhaize Freres & Cie le Lion SA
   Molenbeek-Saint-Jean................................           700        57,581
 Fortis AG Class B.....................................         1,931       614,333
 *Fortis AG............................................           931         5,310
 Fortis AG Strips......................................           931            27
 Ing Groep NV..........................................         1,211        71,501
 #Petrofina SA, Bruxelles..............................           500       223,559
 Solvay SA.............................................         2,000       141,014
 Tractebel (Cie Reunies Electrobel et Tractionel SA)...         2,100       361,135
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,308,014)....................................                   1,981,195
                                                                       ------------

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ing N.V. Warrants 01/05/08
   (Cost $0)...........................................           200  $      4,127
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Belgian Francs
   (Cost $1,142).......................................                       1,197
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $1,309,156)....................................                   1,986,519
                                                                       ------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
 Cultor Oyj Series I...................................         1,100        10,055
 Kemira Oyj............................................         3,200        21,596
 Merita Oyj Helsinki...................................        19,100       111,440
 Nokia Oyj Series A....................................         9,626       945,420
 Outokumpu Oyj Series A................................         3,100        29,542
 Pohjola Group Insurance Corp. Series B................           400        18,437
 Pohjola Group Insurance Corp. Series A................           500        23,436
 Sampo Insurance Co., Ltd..............................         1,500        51,636
 Stockmann Oy AB.......................................           600        14,236
 Upm-Kymmene Corp......................................         6,900       181,163
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,248,189)....................................                   1,406,961
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Finnish Markka
   (Cost $92)..........................................                          99
                                                                       ------------
TOTAL -- FINLAND
  (Cost $1,248,281)....................................                   1,407,060
                                                                       ------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Carlsberg A.S. Series B...............................           650        36,585
 Dampskibsselskabet AF 1912 A.S........................            16       105,787
 Dampskibsselskabet Svendborg A.S......................            11       102,675
 Danisco A.S...........................................         1,380        71,462
 Den Danske Bank A.S...................................           790       102,007
 Fls Industries........................................           890        17,999
 ISS International Service System A.S..................           440        29,091
 Kapital Holdings A.S..................................           670        37,523
 Novo Nordisk A.S. Series B............................         1,470       168,542
 Tele Danmark A.S. Series B............................         1,450       162,414
 Unidanmark A.S. Series A..............................         1,070        87,557
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,040,052)....................................                     921,642
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $14)..........................................                          15
                                                                       ------------
TOTAL -- DENMARK
  (Cost $1,040,066)....................................                     921,657
                                                                       ------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
 Cerebos Pacific, Ltd..................................        10,000        16,940
 City Developments, Ltd................................        26,000       123,924
 *Creative Technology Co., Ltd.........................         3,000        55,192
 Cycle & Carriage, Ltd.................................         7,000        24,226
 Fraser & Neave, Ltd...................................        10,000        34,609
 Keppel Bank of Singapore, Ltd.........................        35,750        57,088
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Keppel Corp., Ltd.....................................        25,000  $     65,878
 Keppel Land, Ltd......................................        22,000        26,048
 Singapore Land, Ltd...................................        11,000        26,315
 #Singapore Telecommunications, Ltd....................       161,000       268,825
 Wing Tai Holdings, Ltd................................        19,000        14,420
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $908,313)......................................                     713,465
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $10,238)......................................                      10,289
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $918,551)......................................                     723,754
                                                                       ------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A..............................         1,100        13,557
 Den Norske Bank ASA Series A..........................        16,000        62,161
 Kvaerner ASA..........................................           600         9,083
 Merkantildata ASA.....................................         2,200        24,020
 Norsk Hydro ASA.......................................         5,700       214,576
 Norske Skogindustrier ASA Series A....................           900        24,717
 Orkla ASA Series A....................................         4,800        80,380
 *Petroleum Geo Services ASA...........................         2,200        32,715
 *Storebrand ASA.......................................         6,900        51,303
 Tomra Systems ASA.....................................         1,000        29,272
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $653,321)......................................                     541,784
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $35)..........................................                          36
                                                                       ------------
TOTAL -- NORWAY
  (Cost $653,356)......................................                     541,820
                                                                       ------------
IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)
 Allied Irish Banks P.L.C..............................        16,000       246,819
 CRH P.L.C.............................................         4,000        53,536
 Irish Life P.L.C......................................         6,054        51,587
 Irish Permanent P.L.C.................................         1,500        20,385
 Jefferson Smurfit Group P.L.C.........................        20,000        39,961
 Kerry Group P.L.C.....................................         3,000        41,871
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $470,649)......................................                     454,159
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Irish Punt
   (Cost $1,203).......................................                       1,200
                                                                       ------------
TOTAL -- IRELAND
  (Cost $471,852)......................................                     455,359
                                                                       ------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 Austrian Airlines/Oesterreichische Luftverkehrs.......           754        24,085
 Bank Austria AG.......................................         2,325       120,589
 Oesterreichische Elektrizitaetswirtschafts AG.........           437        68,327
 Omv AG................................................           783        74,048
 Va Technologie AG.....................................           435        36,567

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Wienerberger Baustoft Industrie AG....................           251  $     48,107
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $396,545)......................................                     371,723
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Austrian Schilling
   (Cost $0)...........................................                           1
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $396,545)......................................                     371,724
                                                                       ------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Brierley Investments, Ltd.............................        41,700        10,561
 Carter Holt Harvey, Ltd...............................        26,900        25,691
 Lion Nathan, Ltd......................................         8,500        21,708
 Telecom Corporation of New Zealand, Ltd...............        27,300       116,679
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $185,271)......................................                     174,639
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $1,648).......................................                       1,713
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $186,919)......................................                     176,352
                                                                       ------------
MALAYSIA -- (0.1%)(##)
COMMON STOCKS -- (0.1%)
 Kuala Lumpur Kepong Berhad............................        14,000        13,665
 Malayan Banking Berhad................................        24,000        26,519
 Malaysian International Shipping Corp. (Foreign)......        20,000        16,501
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Nestle (Malaysia) Berhad..............................         4,000  $     10,460
 Resorts World Berhad..................................        21,000        16,011
 Rothmans of Pall Mall Malaysia Berhad.................         5,000        18,232
 Sime Darby Berhad (Malaysia)..........................        46,000        29,989
 YTL Corp. Berhad......................................        24,000        19,271
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $200,434)......................................                     150,648
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $4,062,975) to be
   repurchased at $3,998,550.
   (Cost $3,998,000)...................................  $      3,998     3,998,000
                                                                       ------------
TOTAL INVESTMENTS -- (100%)(Cost $80,220,417)++........                $115,126,254
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $80,525,778.
  ##  Illiquid securities fair valued by the Board of Directors.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 1998

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Japanese Small Company Series of The DFA Investment Trust Company (25.7%) (Cost
  $118,081,605).............................................................................................  $     70,243,729
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company (18.4%) (Cost
  $78,367,573)..............................................................................................        50,520,660
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company (17.6%) (Cost
  $54,353,960)..............................................................................................        48,226,359
Investment in The Continental Small Company Series of The DFA Investment Trust Company (38.1%) (Cost
  $87,133,935)..............................................................................................       104,489,793
Temporary Cash Investments (0.2%) Repurchase Agreement, PNC Capital Markets Inc. 4.95%, 12/01/98
  (Collateralized by U.S. Treasury Note 6.125%, 12/31/01 valued at $564,450) to be repurchased at $549,075
  (Cost $549,000)...........................................................................................           549,000
                                                                                                              ----------------
    Total Investments (100%) (Cost $338,486,073)++..........................................................  $    274,029,541
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++The cost for federal income tax purposes is $338,861,234.

                      THE JAPANESE SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 1998

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Japanese Small Company Series of The DFA Investment Trust Company.........................  $    119,759,690
                                                                                                              ----------------
    Total Investments (100%) (Cost $283,671,500)++..........................................................  $    119,759,690
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++The cost for federal income tax purposes is $286,761,443.

                    THE PACIFIC RIM SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 1998

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company......................  $     89,360,311
                                                                                                              ----------------
    Total Investments (100%) (Cost $169,437,456)++..........................................................  $     89,360,311
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++The cost for federal income tax purposes is $171,338,317.

--------------

+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
                   THE UNITED KINGDOM SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 1998

                                                                                                                   VALUE+
                                                                                                               --------------
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company....................  $   79,257,904
                                                                                                               --------------
    Total Investments (100%) (Cost $76,226,400)++............................................................  $   79,257,904
                                                                                                               --------------
                                                                                                               --------------

--------------

++The cost for federal income tax purposes is $76,233,865.

                    THE CONTINENTAL SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 1998

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Continental Small Company Series of The DFA Investment Trust Company......................  $    199,910,812
                                                                                                              ----------------
    Total Investments (100%) (Cost $134,890,323)++..........................................................  $    199,910,812
                                                                                                              ----------------
                                                                                                              ----------------

--------------

++The cost for federal income tax purposes is $135,297,112.

--------------

+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (25.5%)
COMMON STOCKS -- (25.5%)
 Achilles Corp.........................................        37,000  $     49,666
 Aica Kogyo Co., Ltd...................................        75,000       248,942
 Aichi Corp............................................        63,200       190,238
 Aichi Machine Industry Co., Ltd.......................        86,000       195,900
 Aichi Steel Works, Ltd................................       261,000       437,406
 Aida Engineering, Ltd.................................        84,000       300,683
 Akai Electric Co., Ltd................................        95,000       104,336
 Amada Metrecs Co., Ltd................................        71,000       333,859
 Amada Sonoike Co., Ltd................................       133,000       360,307
 *Amada Wasino Co., Ltd................................       150,000       197,690
 Ando Corp.............................................       177,000       300,952
 *#Aoki Corp...........................................       361,000       217,328
 Aoki International Co., Ltd...........................        63,000       307,517
 Arai-Gumi, Ltd........................................        19,600        43,850
 Araya Industrial Co., Ltd.............................       194,000       268,305
 #Asahi Kogyosha Co., Ltd..............................       114,000       387,667
 *Asahi Tec Corp.......................................        45,000        80,540
 Asanuma Corp..........................................       325,000       489,139
 Ashimori Industry Co., Ltd............................        44,000        79,824
 *#Asics Corp..........................................       384,000       371,754
 #Atsugi Nylon Industrial Co., Ltd.....................       352,000       335,047
 Azel Corp., Tokyo.....................................       152,000       298,015
 Bandai Co., Ltd.......................................        31,000       322,812
 #Bank of Okinawa, Ltd.................................        36,700       740,449
 *#Bank of Osaka, Ltd..................................       223,000       348,324
 Bank of the Ryukyus, Ltd..............................        48,490       599,616
 Brother Industries, Ltd...............................       349,000     1,036,324
 Bunka Shutter Co., Ltd................................       129,000       295,949
 *#Cabin Co., Ltd......................................       164,000       282,851
 Calpis Co., Ltd.......................................        71,000       288,228
 Central Finance Co., Ltd..............................       387,000       692,645
 #Cesar Co.............................................        41,000        79,385
 #Chiba Kogyo Bank, Ltd................................        48,500       797,022
 *Chisan Tokan Co., Ltd................................       165,000       153,026
 *Chiyoda Corp.........................................       191,000       441,295
 Chuetsu Pulp and Paper Co., Ltd.......................       215,000       341,075
 #Chugoku Marine Paints, Ltd...........................        60,000       142,044
 Chuo Spring Co., Ltd., Nagoya.........................       222,000       594,191
 Chuo Trust and Banking Co., Ltd.......................       299,000     1,313,537
 Cleanup Corp..........................................        68,000       354,051
 D'urban, Inc..........................................        39,000        57,745
 Dai-Dan Co., Ltd......................................        42,000       273,348
 Daido Hoxan, Inc......................................       124,000       272,372
 Daido Steel Co., Ltd..................................       562,000       850,407
 Daido Steel Sheet Corp................................        45,000       125,569
 Daidoh, Ltd...........................................        91,000       245,045
 *#Daiei OMC, Inc......................................       264,000       285,649
 Daiho Corp............................................        83,000       160,031
 Daiichi Cement Co., Ltd...............................        77,000        88,952
 *Dai-Ichi Hotel, Ltd., Tokyo..........................       121,000       130,923
 *#Dai-Ichi Katei Denki Co., Ltd.......................       225,000       146,437
 *Dai-Ichi Kogyo Seiyaku Co., Ltd......................        19,000        38,643
 *Dai-Ichi Securities Co., Ltd.........................       200,000       117,149
 #Daiken Corp..........................................        65,000       169,216
 *#Daikyo, Inc.........................................       176,000       231,956
 Daio Paper Corp.......................................       128,750       555,137

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Daisue Construction Co., Ltd.........................        25,000  $     18,305
 *#Daiwa Danchi Co., Ltd...............................       170,000       373,414
 Daiwabo Co., Ltd......................................       215,000       237,878
 #Deodeo Corp..........................................        57,600       458,757
 Descente, Ltd.........................................       202,000       371,396
 Dijet Industrial Co., Ltd.............................        10,000        15,539
 Eagle Industry Co., Ltd...............................        35,000        90,262
 *First Baking Co., Ltd................................        70,000       105,353
 Fuji Denki Reiki Co., Ltd.............................        67,000       244,191
 Fuji Kiko Co., Ltd....................................        45,000        78,710
 *Fujii & Co., Ltd.....................................         9,000         9,592
 Fujirebio, Inc........................................        91,000       286,500
 *#Fujita Corp.........................................       491,000       299,585
 Fukuda Corp...........................................        80,000       212,170
 Fukushima Bank, Ltd...................................        32,000        72,372
 *Gakken Co., Ltd......................................       127,000       161,178
 Gastec Service, Inc...................................        98,000       370,729
 *Godo Steel, Ltd......................................       206,000       184,347
 *Goldwin, Inc.........................................        54,000        54,914
 *Graphtec Corp........................................        99,000       164,302
 Gun-Ei Chemical Industry Co., Ltd.....................       306,000       512,821
 *Gunze Sangyo, Inc., Tokyo............................       222,000       279,938
 Gunze, Ltd............................................       315,000       679,100
 *Hanshin Sogo Bank, Ltd...............................       198,000       389,814
 Harima Chemicals, Inc.................................        83,000       306,557
 *#Hazama Corp.........................................       305,000       215,872
 Heiwado Co., Ltd......................................        73,000       472,136
 Hibiya Engineering, Ltd...............................        53,000       206,533
 Hisaka Works, Ltd.....................................       106,000       452,733
 Hitachi Koki Co., Ltd.................................       153,000       505,353
 Hitachi Medical Corp..................................        39,000       391,523
 #Hitachi Plant Engineering & Construction Co., Ltd....        48,000       128,864
 Hochiki Corp..........................................        17,000        55,044
 *Hodogaya Chemical Co., Ltd...........................        32,000        50,765
 Hokkai Can Co., Ltd., Tokyo...........................       125,000       270,501
 *Hokkaido Bank, Ltd...................................       477,000       597,608
 Hokkaido Gas Co., Ltd.................................         8,000        14,448
 Hokko Chemical Industry Co., Ltd......................        12,000        28,311
 Hokuriku Electrical Construction Co., Ltd.............        81,000       199,007
 Hokushin Co., Ltd.....................................        32,600        77,442
 Honen Corp............................................        67,000       125,366
 Ichikawa Co., Ltd.....................................       117,000       209,404
 Ichiken Co., Ltd......................................        45,000        54,182
 Idec Izumi Corp.......................................       130,000       660,999
 Ikegami Tsushinki Co., Ltd............................       129,000       270,761
 Inabata and Co., Ltd., Osaka..........................       178,000       486,560
 Intec, Inc............................................        51,000       441,873
 *Inui Steamship Co., Ltd..............................        32,000        26,033
 Ishizuka Glass Co., Ltd...............................       119,000       256,549
 #Itochu Fuel Corp.....................................       140,000       451,025
 Itoki Crebio Corp.....................................        63,000       125,569
 Iwasaki Electric Co., Ltd.............................        60,000       115,685
 *Iwatsu Electric Co., Ltd.............................        76,000       111,292
 Izumi Co., Ltd........................................        82,000       547,022
 Izumiya Co., Ltd......................................       151,000     1,458,159
 #JDC Corp.............................................       128,000        67,686

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 JGC Corp..............................................       226,000  $    568,125
 #JMS Co., Ltd.........................................       135,000       428,327
 Japan Aircraft Manufacturing Co., Ltd.................        24,000        62,870
 Japan Oil Transportation Co., Ltd.....................        41,000        77,384
 Japan Paperboard Industries Co., Ltd., Tokyo..........        35,000        68,337
 *Japan Steel Works, Ltd...............................       237,000       308,493
 Japan Transcity Corp..................................        79,000       181,882
 Japan Vilene Co., Ltd.................................       202,000       410,836
 Joban Kosan Co., Ltd..................................        87,000       166,328
 #Joshin Denki Co., Ltd................................        71,000       173,861
 *Jujiya Co., Ltd......................................       265,000       271,640
 Juken Sangyo Co., Ltd.................................        38,000       103,254
 Kahma Co., Ltd........................................        41,000       233,485
 *#Kamagai Gumi Co., Ltd...............................       878,000       728,571
 Kamei Corp............................................        65,000       285,552
 Kanaden Corp..........................................        11,000        47,429
 Kanematsu Electronics, Ltd............................        87,000       397,063
 *Kankaku Securities Co., Ltd..........................       645,000       456,516
 Kansei Corp...........................................        89,000       249,797
 Kanto Auto Works, Ltd., Yokosuka......................       220,000       705,174
 Kanto Bank, Ltd.......................................        30,700       374,634
 Kanto Natural Gas Development Co., Ltd................       198,000       997,087
 #Kasumi Co., Ltd......................................        43,000       161,267
 Kato Works Co., Ltd...................................       100,000       209,893
 Katsumura Construction Co., Ltd.......................        24,000        30,654
 Kawada Industries, Inc................................        95,000       197,079
 Kawai Musical Instruments Manufacturing Co., Ltd......        35,000        84,852
 #Kawashima Textile Manufacturers, Ltd.................       306,000       435,649
 Kawasho Corp..........................................       425,000       494,427
 Kawasho Gecoss Corp...................................        45,300       147,781
 Keihin Co., Ltd.......................................        34,000        47,299
 #Keiyo Co., Ltd.......................................        35,000       172,266
 Kinki Sharyo Co., Ltd., Nagaokakyo....................        52,000        84,185
 Kinseki, Ltd..........................................        67,000       309,600
 *Kinsho-Mataichi Corp.................................        51,000        54,352
 Kioritz Corp..........................................       237,000       335,486
 Kitagawa Iron Works Co., Ltd..........................        41,000        68,378
 Kitano Construction Corp..............................        98,000       191,344
 Kitz Corp.............................................       197,000       270,851
 #Kiyo Bank, Ltd.......................................       375,000       701,676
 Kokune Corp...........................................        99,000       104,702
 Kokusai Kogyo Co., Ltd................................        71,000       300,935
 Komai Tekko, Inc......................................        63,000       139,408
 Komatsu Construction Co., Ltd.........................        16,000        22,128
 Komatsu Forklift Co., Ltd.............................       111,000       175,187
 Komatsu Zenoah Co.....................................        26,000        61,129
 Kosei Securities Co., Ltd.............................       118,000       173,755
 *Krosaki Corp.........................................        32,000        37,227
 *Kumiai Chemical Industry Co., Ltd., Tokyo............        66,000       135,844
 Kurabo Industries, Ltd................................       337,000       378,344
 Kurimoto, Ltd.........................................       171,000       559,242
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................        39,000       142,776
 Kyowa Leather Cloth Co., Ltd..........................        75,000       231,858
 Kyudenko Corp.........................................       107,000       692,035
 Kyushu Bank, Ltd......................................       314,000     1,016,694
 Life Corp.............................................        14,000        63,212
                                                               SHARES        VALUE+
                                                         ------------  ------------
 #MR Max Corp..........................................        39,000  $    144,679
 Maeda Corp............................................       244,000       744,386
 Maeda Road Construction Co., Ltd......................       103,000       615,888
 Magara Construction Co., Ltd..........................        57,000        82,541
 Marudai Food Co., Ltd.................................       170,000       352,668
 Maruetsu, Inc.........................................       192,000       582,623
 Marusan Securities Co., Ltd...........................        25,000        83,998
 Maruzen Showa Unyu Co., Ltd...........................       143,000       260,592
 Matsui Construction Co., Ltd..........................        90,000       219,655
 Matsuo Bridge Co., Ltd................................        90,000       160,348
 Meito Sangyo Co., Ltd.................................        90,000       790,758
 Mitsuba Corp..........................................        72,000       277,058
 Mitsubishi Cable Industries, Ltd......................        29,000        49,544
 *#Mitsubishi Oil Co., Ltd.............................       590,000       979,173
 Mitsubishi Paper Mills, Ltd...........................       419,000       896,493
 *Mitsubishi Steel Manufacturing Co., Ltd..............       185,000       180,605
 #Mitsui Construction Co., Ltd.........................       199,000       202,367
 Mitsui Matsushima Co., Ltd............................        55,000        68,459
 *Mitsui Mining Co., Ltd...............................       129,000       128,034
 Mitsui Wood Systems, Inc..............................        37,000        76,757
 Mitsuuroko Co., Ltd...................................       174,000       794,126
 Miyaji Iron Works Co. Ltd.............................        57,000        95,989
 Miyazaki Bank, Ltd....................................       127,260       451,394
 Miyuki Keori Co., Ltd.................................       124,000       466,059
 #Mizuno Corp..........................................       176,000       544,094
 Morita Corp...........................................       117,000       256,996
 *Morozoff, Ltd., Osaka................................       119,000       202,335
 Mory Industries, Inc..................................        56,000        92,483
 *#Mutoh Industries, Ltd...............................       147,000       160,251
 Mutow Co., Ltd........................................        89,000       433,705
 Nabco, Ltd............................................       107,000       186,284
 Nagase & Co., Ltd.....................................       196,000       671,298
 Naigai Co., Ltd.......................................       140,000       158,314
 Nakamuraya Co., Ltd...................................         8,000        21,412
 *#Nakano Corp.........................................       157,000       197,974
 Nakayama Steel Works, Ltd.............................       151,000       281,313
 *National Securities Co., Ltd.........................       124,000        67,589
 Neturen Co., Ltd., Tokyo..............................        73,000       186,479
 *New Japan Securities Co., Ltd........................       558,000       526,586
 Nichia Steel Works, Ltd...............................       156,200       585,813
 *#Nichimo Co., Ltd....................................       127,000       169,443
 Nichimo Corp..........................................       104,000       106,606
 Nichireki Co., Ltd....................................        32,000       119,753
 Nihon Kohden Corp.....................................        82,000       248,828
 Nihon Matai Co., Ltd..................................       119,000       290,433
 Nihon Nohyaku Co., Ltd................................        90,000       188,171
 Nihon Parkerizing Co., Ltd............................       228,000       741,946
 Nihon Tokushu Toryo Co., Ltd..........................        79,000       146,534
 Niigata Chuo Bank, Ltd................................       321,000       658,086
 Nikko Co., Ltd., Akashi...............................       123,000       255,166
 Nippon Beet Sugar Manufacturing Co., Ltd..............       217,000       354,840
 Nippon Chemical Industrial Co., Ltd...................        47,000       129,238
 Nippon Chemi-Con Corp.................................       119,000       449,203
 #Nippon Chemiphar Co., Ltd............................       115,000       271,315
 Nippon Columbia Co., Ltd..............................        35,000        72,893
 Nippon Concrete Industries Co., Ltd...................        23,000        34,616
 Nippon Conlux Co., Ltd................................        78,000       328,702
 *Nippon Conveyor Co., Ltd.............................        52,000        53,303
 Nippon Denko Co., Ltd.................................       137,000       207,306

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Nippon Densetsu Kogyo Co., Ltd........................        86,000  $    272,860
 Nippon Formula Feed Manufacturing Co., Ltd............        35,000        41,002
 Nippon Hodo Co., Ltd..................................       151,000       728,465
 Nippon Hume Pipe Co., Ltd.............................        95,000       210,991
 Nippon Koei Co., Ltd., Tokyo..........................       121,000       297,283
 *#Nippon Koshuha Steel Co., Ltd.......................       133,000       152,563
 #Nippon Light Metal Co., Ltd..........................       525,000       572,323
 *Nippon Metal Industry Co., Ltd.......................       238,000       263,326
 #Nippon Paint Co., Ltd................................       315,000       538,155
 Nippon Piston Ring Co., Ltd...........................         8,000        12,040
 Nippon Road Co., Ltd..................................       125,000       214,570
 Nippon Seisen Co., Ltd................................        35,000        61,503
 #Nippon Shinpan Co., Ltd..............................       399,000       730,353
 *Nippon Suisan Kaisha, Ltd............................        49,000        54,613
 Nippon Synthetic Chemical Industry Co., Ltd...........       133,000       283,485
 Nippon Valqua Industries, Ltd.........................       153,000       237,740
 *#Nippon Yakin Kogyo Co., Ltd.........................       237,000       161,959
 #Nissan Construction Co., Ltd.........................       106,000       137,976
 *Nissan Diesel Motor Co., Ltd.........................       179,000       342,214
 Nisshin Oil Mills, Ltd................................       189,000       521,241
 Nissin Electric Co., Ltd..............................       152,000       320,273
 Nittetsu Mining Co., Ltd..............................        77,000       206,093
 Nitto Construction Co., Ltd...........................        10,000        17,084
 Nittoc Construction Co., Ltd..........................        73,000       198,950
 Noritz Corp...........................................        70,000       466,970
 Obayashi Road Corp....................................       152,000       296,778
 Ohki Corp.............................................       168,000       259,681
 *Ohkura Electric Co., Ltd.............................        12,000        20,501
 Okabe Co., Ltd........................................        98,000       318,109
 *#Okasan Securities Co., Ltd..........................       284,000       438,985
 Oki Electric Cable Co., Ltd...........................        10,000        17,491
 Okura Industrial Co., Ltd.............................       180,000       395,379
 Ono Sokki Co., Ltd....................................         9,000        30,312
 *Optec Dai-Ichi Denko Co., Ltd........................        52,333        60,882
 Osaki Electric Co., Ltd...............................        29,000        88,944
 P.S.C. Corp...........................................        21,000        78,759
 Pacific Industrial Co., Ltd...........................       187,000       623,739
 #Parco Co., Ltd.......................................        77,000       307,574
 #Pokka Corp...........................................       110,000       657,745
 *Prima Meat Packers, Ltd..............................        93,000       106,679
 #Rengo Co., Ltd.......................................       252,000       508,428
 *Renown Look, Inc.....................................       114,000       118,711
 *Renown, Inc..........................................       357,000       249,772
 Rheon Automatic Machinery Co., Ltd....................        93,000       344,248
 #Rhythm Watch Co., Ltd................................       120,000       166,938
 Ryoden Trading Co., Ltd...............................        85,000       274,528
 S.T. Chemical Co., Ltd................................       115,000       421,005
 #SXL Corp.............................................       108,000       238,106
 Sagami Co., Ltd.......................................       141,000       316,596
 Sakai Chemical Industry Co., Ltd......................       202,000       516,010
 Sakai Heavy Industries, Ltd...........................        43,000        99,699
 #Sakurada Co., Ltd....................................        36,000        55,939
 San-Ai Oil Co., Ltd...................................       100,000       252,196
 Sankei Building Co., Ltd..............................        36,000       112,170
 *Sanko Metal Industrial Co., Ltd., Tokyo..............        49,000        55,410
 *Sankyo Aluminum Industry Co., Ltd....................       328,000       317,540
 Sankyo Seiko Co., Ltd.................................        75,000       201,350
 Sanyo Industries, Ltd., Tokyo.........................       121,000       202,782
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Sanyo Special Steel Co., Ltd..........................       248,000  $    225,968
 Sata Construction Co., Ltd., Gumma....................       134,000       206,036
 Sato Shoji Corp.......................................        49,000       127,563
 *Seikitokyu Kogyo Co., Ltd............................       211,000       181,956
 Seiren Co., Ltd.......................................       102,000       307,029
 Seiyo Food Systems, Inc...............................        74,000       269,102
 Sekisui Jushi Co., Ltd................................        35,000       148,064
 Sekisui Plastics Co., Ltd.............................       148,000       201,074
 Senko Co., Ltd........................................       150,000       244,061
 Senshukai Co., Ltd....................................        88,000       567,003
 *#Settsu Corp.........................................       308,000       115,262
 Shibaura Engineering Works Co., Ltd...................        16,000        66,385
 Shibuya Kogyo Co., Ltd................................        61,000       379,141
 Shin Nippon Air Technologies Co., Ltd.................        44,620       177,870
 #Shinagawa Fuel Co., Ltd..............................        86,000       300,846
 Shinko Shoji Co., Ltd.................................        40,000       208,916
 Shinmaywa Industries, Ltd.............................       154,000       294,419
 *#Shokusan Jutaku Sogo Co., Ltd.......................       116,000        66,059
 Showa Highpolymer Co., Ltd............................        26,000        77,839
 Showa Sangyo Co., Ltd.................................       146,000       295,753
 Sintokogio, Ltd., Nagoya..............................       113,000       346,575
 Soda Nikka Co., Ltd...................................        82,000       146,762
 *Sokkisha Co., Ltd....................................        35,000        54,100
 Sotetsu Rosen Co., Ltd................................         4,000        18,061
 Star Micronics Co., Ltd...............................        74,000       355,190
 *Suminoe Textile Co., Ltd.............................        46,000        67,361
 *Sumitomo Corporation's Leasing, Ltd..................        85,000       424,585
 Sumitomo Osaka Cement Co., Ltd........................       594,000     1,135,616
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................        40,000       124,959
 Sumitomo Seika Chemicals Co., Ltd.....................        10,000        25,301
 Sun Wave Corp.........................................        70,000       171,412
 SunTelephone Co., Ltd.................................        78,000       199,251
 *#Suzutan Co., Ltd....................................       156,000       209,404
 TYK Corp..............................................        36,000        94,012
 Tadano, Ltd...........................................        30,000        80,784
 Taihei Dengyo Kaisha, Ltd.............................        58,000       189,684
 Taihei Kogyo Co., Ltd.................................       101,000       156,939
 *Taiheiyo Cement Corp.................................       508,800     1,200,390
 *Taiheiyo Securities Co., Ltd.........................       392,000       277,449
 *Taisei Prefab Construction Co., Ltd..................       265,000       316,913
 Taisei Rotec Corp.....................................       220,000       359,746
 Taiyo Toyo Sanso Co., Ltd.............................       102,000       173,430
 #Takada Kiko Co., Ltd.................................        73,000       285,063
 *#Taka-Q Co., Ltd.....................................        98,000       151,481
 Takara Co., Ltd.......................................        97,000       527,929
 Takiron Co., Ltd......................................       157,000       356,354
 Tamura Corp...........................................        73,000       338,513
 Tasaki Shinju Co., Ltd................................        65,000       190,896
 Tatsuta Electric Wire & Cable Co., Ltd................        55,000        81,435
 *Tayca Corp...........................................       169,000       382,216
 Teikoku Hormone Manufacturing Co., Ltd................        76,000       450,732
 Teikoku Tsushin Kogyo Co., Ltd........................        63,000       167,084
 #Tekken Corp..........................................       204,000       308,689
 Tenma Corp............................................        32,000       346,241
 Tetra Co., Ltd., Tokyo................................        31,000        52,961
 Titan Kogyo KK........................................        86,000       188,903
 Toa Corp..............................................       112,000       210,478

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Toa Doro Kogyo Co., Ltd...............................        76,000  $    126,749
 *Toa Wool Spinning & Weaving Co., Ltd.................       185,000       210,706
 *Tobu Store Co., Ltd..................................       168,000       262,415
 #Tochigi Bank, Ltd....................................        86,000       398,796
 Tochigi Fuji Industrial Co., Ltd......................       125,000       260,332
 #Toda Kogyo Corp......................................       156,000       753,856
 Toenec Corp...........................................       124,000       453,954
 Tohto Suisan Co., Ltd.................................       135,000       199,886
 Tokai Maruman Securities Co., Ltd.....................       100,000       169,216
 Tokai Rika Co., Ltd...................................        68,000       264,985
 *Tokai Senko KK, Nagoya...............................       118,000       193,915
 #Tokico, Ltd..........................................       160,000       213,472
 Tokimec, Inc..........................................       107,000       181,061
 #Tokushu Paper Manufacturing Co., Ltd.................        42,000       250,797
 Tokyo Denki Komusho Co., Ltd..........................        82,000       287,520
 *Tokyo Nissan Auto Sales Co., Ltd.....................        34,000        49,512
 *Tokyo Securities Co., Ltd............................       271,000       249,129
 *#Tokyo Tatemono Co., Ltd.............................       294,000       521,412
 *Tokyo Tekko Co., Ltd.................................       170,000       124,471
 *Tokyu Car Corp.......................................       175,000       206,435
 #Tokyu Construction Co., Ltd..........................       223,000       181,419
 *#Tokyu Department Store Co., Ltd.....................       329,000       334,567
 Tokyu Hotel Chain Co., Ltd............................        81,000        98,845
 *Tokyu Tourist Corp...................................        54,000        65,897
 Toli Corp.............................................        49,000        94,077
 Tomoe Corp............................................        50,000       100,472
 Tomoku Co., Ltd.......................................        99,000       195,713
 Tonami Transportation Co., Ltd........................       126,000       235,763
 Topcon Corp...........................................       129,000       440,774
 Topre Corp............................................        92,000       374,227
 Torishima Pump Manufacturing Co., Ltd., Osaka.........        93,000       372,242
 Toshiba Engineering & Construction Co., Ltd...........        21,000        51,765
 Toshiba Tungaloy Co.,Ltd..............................        38,000       102,636
 Tosho Printing Co., Ltd...............................        24,000        57,598
 *Tostem Viva Corp.....................................        87,000       147,218
 Totenko Co., Ltd......................................        83,000       452,408
 Totetsu Kogyo Co., Ltd................................       117,000       247,478
 Totoku Electric Co., Ltd., Tokyo......................        57,000       101,554
 Toyo Communication Equipment Co., Ltd.................        42,000       170,843
 Toyo Construction Co., Ltd............................       266,000       296,469
 *Toyo Electric Co., Ltd...............................        14,000        17,084
 Toyo Engineering Corp.................................       226,000       281,305
 Toyo Exterior Co., Ltd................................         3,000        30,093
 Toyo Ink Manufacturing Co., Ltd.......................       378,000       768,793
 *Toyo Kanetsu KK......................................       182,000       205,809
 Toyo Radiator Co., Ltd................................        93,000       129,377
 *Toyo Securities Co., Ltd.............................       267,000       319,305
 Toyo Shutter Co., Ltd.................................        66,000       198,666
 Toyo Wharf & Warehouse Co., Ltd.......................        41,000        67,044
 Toyoda Boshoku Corp...................................        44,000       107,387
 Tsubaki Nakashima Co., Ltd............................        28,000       160,592
 Tsudakoma Corp........................................       118,000       204,474
 *#Tsugami Corp........................................       282,000       332,655
 #Tsumura & Co., Inc...................................        44,000       162,154
 Tsurumi Manufacturing Co., Ltd........................         7,000        31,321
 Tsutsumi Jewelry Co., Ltd.............................        25,000       353,889
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Tsutsunaka Plastic Industry Co., Ltd..................        61,000  $    153,344
 Uchida Yoko Co., Ltd..................................       101,000       262,935
 Ueki Corp.............................................       113,000       174,666
 Unisia Jecs Corp......................................       130,000       218,923
 Utoc Corp.............................................        22,000        27,205
 Wakachiku Construction Co., Ltd.......................       167,000       307,045
 Yahagi Construction Co., Ltd..........................       130,000       423,039
 Yamamura Glass Co., Ltd...............................       227,000       299,170
 Yamatane Corp.........................................       105,000       260,535
 *#Yamatane Securities Co., Ltd........................        83,000        62,122
 Yamato International, Inc.............................        72,000        84,933
 Yokogawa Bridge Corp..................................        66,000       201,887
 Yokohama Reito Co., Ltd...............................         8,000        46,534
 Yondenko Corp.........................................       139,650       571,461
 *Yuasa Corp...........................................        86,000       218,288
 Yuasa Trading Co., Ltd................................        57,000        85,787
 Yurtec Corp...........................................        80,000       465,994
 Zenchiku Co., Ltd.....................................        66,000       163,765
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $204,457,645)..................................                 113,576,509
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $13,577)......................................                      13,583
                                                                       ------------
TOTAL -- JAPAN
  (Cost $204,471,222)..................................                 113,590,092
                                                                       ------------
UNITED KINGDOM -- (18.4%)
COMMON STOCKS -- (18.4%)
 600 Group P.L.C.......................................       155,890       168,539
 *AAF Industries P.L.C.................................        20,000        17,166
 *ABI Leisure Group P.L.C..............................        65,000             0
 AIM Group P.L.C.......................................        32,556        63,141
 ASDA Property Holdings P.L.C..........................       140,000       285,389
 *ASW Holdings P.L.C...................................       434,000       121,781
 Abbeycrest P.L.C......................................        70,000       123,052
 Acatos & Hutcheson P.L.C..............................       100,404       232,018
 Adam & Harvey Group P.L.C.............................         8,000        18,487
 Adscene Group P.L.C...................................       103,067       199,043
 Adwest Group P.L.C....................................       150,000       174,551
 Airflow Streamlines P.L.C.............................        19,305        42,380
 Airsprung Furniture Group P.L.C.......................        80,900        84,794
 *Alexanders Holdings P.L.C............................        71,000        17,872
 Alexandra Workwear P.L.C..............................        46,000        73,270
 Allders P.L.C.........................................       156,842       242,056
 Allied Leisure P.L.C..................................       198,600        83,591
 Allied London Properties P.L.C........................       210,148       260,153
 Allied Textile Companies P.L.C........................       126,205       229,145
 Alumasc Group P.L.C...................................       150,000       238,924
 Amec P.L.C............................................        90,063       266,098
 *Anglesey Mining P.L.C................................       100,000         7,840
 Anglo Eastern Plantations P.L.C.......................        57,195        46,731
 Anite Group P.L.C.....................................       800,000       607,421
 Apollo Metals P.L.C...................................        30,588        41,401
 Arlen P.L.C...........................................       200,000        94,910
 Armitage Brothers P.L.C...............................        10,000        32,352
 Armour Trust P.L.C....................................       225,000        41,781
 Ascot P.L.C...........................................       174,615       727,754
 Ash & Lacy P.L.C......................................       150,000       284,729
 Ashtenne Holdings P.L.C...............................        50,000       111,003
 Associated Nursing Services P.L.C.....................        85,000       192,914

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Austin Reed Group P.L.C...............................       138,001  $    219,812
 Avesco P.L.C..........................................        38,571       190,359
 Avon Rubber P.L.C.....................................        48,840       329,717
 Avonside Group P.L.C..................................       185,000       112,984
 *Azlan Group P.L.C....................................       185,000       172,529
 BICC P.L.C............................................       134,750       140,124
 BLP Group P.L.C.......................................        35,000        59,215
 BS P.L.C..............................................         5,000        11,018
 BWI P.L.C.............................................        94,870        85,343
 Babcock International Group P.L.C.....................       300,000       354,054
 Baggeridge Brick P.L.C................................        96,100       121,346
 Baird (William) P.L.C.................................       236,500       419,644
 Bandt P.L.C...........................................       326,334       164,287
 Banks (Sidney C.) P.L.C...............................        48,771       165,028
 Bardon Group P.L.C....................................       382,304       462,230
 Barlows P.L.C.........................................       100,000        76,753
 Barr (A.G.) P.L.C.....................................         7,500        55,089
 Beattie (James) P.L.C.................................        85,000       229,392
 Bellway P.L.C.........................................        50,000       235,623
 Benson Group P.L.C....................................        25,000        11,142
 Bentalls P.L.C........................................       111,883       133,889
 Betacom P.L.C.........................................        86,077        50,793
 Bett Brothers P.L.C...................................        71,892       169,098
 Birkby P.L.C..........................................       174,356       460,467
 Birse Group P.L.C.....................................       529,277        98,283
 Black Arrow Group P.L.C...............................        35,000        48,239
 Blagden Industries P.L.C..............................       181,983       521,161
 Blockleys P.L.C.......................................        45,147        31,671
 *Body Shop International P.L.C........................       125,000       150,617
 Boot (Henry) & Sons P.L.C.............................        50,000       144,428
 Bourne End Properties P.L.C...........................       289,475       174,400
 Brasway P.L.C.........................................       108,399        20,129
 Breedon P.L.C.........................................        16,000        22,580
 Bridport-Gundry P.L.C.................................        17,500        24,553
 Bristol United Press P.L.C............................        61,511       390,891
 Britannia Group P.L.C.................................        90,000        51,994
 *British Biotech P.L.C................................       640,896       412,567
 British Fittings Group P.L.C..........................        76,000        92,830
 British Mohair Holdings P.L.C.........................        10,000        13,452
 British Steam Specialties Group P.L.C.................        47,000       245,535
 British-Borneo Petroleum Syndicate P.L.C..............       316,285       770,039
 Brooke Industrial Holdings P.L.C......................        25,000        37,551
 Brooks Service Group P.L.C............................        15,000        24,511
 *Brown & Jackson P.L.C................................       600,000       782,384
 Brunel Holdings P.L.C.................................       200,000        19,807
 Bryant Group P.L.C....................................       539,790       757,331
 Budgens P.L.C.........................................       252,148       259,082
 Bullough P.L.C........................................       235,000       267,645
 Burford Holdings P.L.C................................        75,000       106,464
 *Burn Stewart Distillers P.L.C........................       200,395        57,885
 Burndene Investments P.L.C............................       229,402       106,022
 Burtonwood Brewery P.L.C..............................        37,080        98,845
 CLS Holdings P.L.C....................................       254,181       467,800
 CNC Properties P.L.C..................................        95,386       136,189
 Caffyns P.L.C.........................................         2,500        11,451
 *Cairn Energy P.L.C...................................       100,290       189,542
 Cala P.L.C............................................       175,000       272,968
 Calderburn P.L.C......................................       150,000       111,416
 Cape P.L.C............................................       237,482       370,428
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Capital & Regional Properties P.L.C...................       175,657  $    452,306
 Capital Corp. P.L.C...................................       180,000       173,808
 Carclo Engineering Group P.L.C........................       144,314       214,384
 *Carlisle Holdings, Ltd...............................       465,000       166,938
 Carr's Milling Industries P.L.C.......................        11,000        14,707
 *Cathay International P.L.C...........................       920,000        75,928
 Channel Holdings P.L.C................................       350,000        38,995
 Chesterfield Properties P.L.C.........................        42,000       265,516
 Chime Communications P.L.C............................       100,000        80,054
 Chloride Group P.L.C..................................       316,000       263,403
 Church & Co. P.L.C....................................        24,000       121,814
 Churchill China P.L.C.................................        30,000        44,071
 Clarkson (Horace) P.L.C...............................        75,061        97,258
 Clinton Cards P.L.C...................................       107,415       242,013
 *Clubhaus P.L.C.......................................        27,733        30,441
 Clyde Blowers P.L.C...................................        26,000        71,240
 Coats Viyella P.L.C...................................       674,730       272,859
 Colefax & Fowler Group P.L.C..........................        96,000       113,297
 Community Hospitals Group P.L.C.......................        67,000       484,938
 Conrad Ritblat Group P.L.C............................        75,825       293,493
 Cook (D.C.) Holdings, Ltd.............................       200,000        94,084
 Cornwell Parker P.L.C.................................       153,333       198,677
 Cosalt P.L.C..........................................        20,000        68,170
 *Costain Group P.L.C..................................        73,000        19,279
 Countryside Property P.L.C............................       144,855       181,714
 Courtaulds Textiles P.L.C.............................       202,150       525,528
 Courts P.L.C..........................................       141,633       625,360
 Cpl Aromas P.L.C......................................        15,000        21,912
 Cradley Group Holdings P.L.C..........................        38,466        26,667
 *Creighton Naturally P.L.C............................       100,000        13,617
 Crest Nicholson P.L.C.................................       545,000       895,079
 Crest Packaging P.L.C.................................        75,000        47,661
 Crestacare P.L.C......................................       427,000       207,918
 Cropper (James) P.L.C.................................        14,000        35,818
 Cussins Property Group P.L.C..........................        25,000        32,187
 *DRS Data Research Services P.L.C.....................        51,000        11,154
 Daejan Holdings P.L.C.................................        34,500       629,250
 Dagenham Motors Group P.L.C...........................        55,248       149,099
 *Dana Petroleum P.L.C., UK............................       233,333        26,960
 *Albermarle Property Investments P.L.C................       150,000         8,666
 Dawson Group P.L.C....................................        68,000       216,625
 Dawson International P.L.C............................       606,389       135,122
 Debenham Tewson & Chinnocks Holdings P.L.C............        42,423        62,321
 Delta P.L.C...........................................       216,000       451,010
 Delyn Group P.L.C. ...................................        18,000        26,740
 Dencora P.L.C.........................................        25,000        78,610
 Denmans Electrical P.L.C..............................        53,568        92,398
 Derwent Valley Holdings P.L.C.........................        94,000       733,890
 Development Securities P.L.C..........................        70,000       244,949
 Diploma P.L.C.........................................       286,078       779,131
 Dixon Motors P.L.C....................................       165,000       262,817
 Dolphin Packaging P.L.C...............................        21,000        73,658
 Domino Printing Sciences P.L.C........................        88,000       588,274
 Eldridge Pope & Co. P.L.C.............................        25,000        76,547
 Eleco Holdings P.L.C..................................        68,900        18,765
 Electronic Data Processing P.L.C......................        55,900        66,433
 Emess P.L.C...........................................       200,000        67,675
 English & Overseas Properties P.L.C...................        38,800        49,634
 *Ennstone P.L.C.......................................        88,000        50,112

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Epwin Group P.L.C.....................................       180,000  $    360,986
 Estates & General P.L.C...............................        75,000        87,275
 Eurocamp P.L.C........................................         8,550        32,953
 Eurocopy P.L.C........................................       156,700        48,497
 European Motor Holdings P.L.C.........................       271,675       179,371
 Evans Halshaw Holdings P.L.C..........................        66,767       177,982
 Evans of Leeds P.L.C..................................       238,000       339,809
 *Exco P.L.C...........................................       341,000       121,014
 *Eyecare Products P.L.C...............................       338,988        68,543
 FII Group P.L.C.......................................       104,900        64,930
 Fenner P.L.C..........................................       175,000       296,076
 *Ferguson International Holdings P.L.C................        88,836        75,516
 Fife Indmar P.L.C.....................................        27,000        27,408
 Fine Art Developments P.L.C...........................       295,000       535,620
 Finlay (James) P.L.C..................................       199,130       241,583
 First Leisure Corp. P.L.C.............................       127,900       449,668
 Firth Rixson P.L.C....................................       100,000       135,349
 Folkes Group P.L.C....................................        15,000        14,979
 *French P.L.C.........................................        17,000         8,979
 Friendly Hotels P.L.C.................................        37,061        63,314
 Frogmore Estates P.L.C................................       103,039       649,691
 Frost Group P.L.C.....................................       196,000       192,493
 Fulmar P.L.C..........................................        32,500        44,257
 *GBE International P.L.C..............................       309,427        26,814
 GEI International P.L.C...............................       150,000       158,458
 Galliford P.L.C.......................................       160,000        45,557
 Garton Engineering P.L.C..............................         6,000        14,954
 Gaskell P.L.C.........................................        40,000        57,111
 Gerrard Group P.L.C...................................        75,010       396,197
 Gleeson (M.J.) Group P.L.C............................        18,829       252,518
 Glenchewton P.L.C.....................................       100,000       103,988
 Goodwin P.L.C.........................................         5,000         5,076
 Gowrings P.L.C........................................        15,000        26,740
 Grainger Trust, Ltd...................................        42,000       197,577
 Greene King P.L.C.....................................       106,000       937,805
 *Greenwich Resources P.L.C............................       156,000        25,106
 Greycoat P.L.C........................................       232,000       561,006
 H & C Furnishings P.L.C...............................       350,000       404,397
 Hall Engineering (Holdings) P.L.C.....................       281,000       445,266
 Halstead (James) Group P.L.C..........................        72,722       213,062
 Hambro Countrywide P.L.C..............................        94,783       178,352
 *Hamlet Group P.L.C...................................        42,000             0
 Hampden Group P.L.C...................................        25,000        17,538
 *Hampton Trust P.L.C..................................       200,491        59,567
 Hanover International P.L.C...........................        25,000        32,806
 Hardys & Hansons P.L.C................................        96,200       358,860
 Hartstone Group P.L.C.................................     1,182,431       209,810
 Hawtin P.L.C..........................................       150,000        65,611
 Haynes Publishing Group P.L.C.........................        23,932        83,942
 Hazlewood Foods P.L.C.................................       395,500       930,258
 Headway P.L.C.........................................        25,000        10,935
 Helical Bar P.L.C.....................................        34,500       280,458
 Hemingway Properties P.L.C............................       413,977       167,411
 Hi-Tech Sports P.L.C..................................        90,000        28,968
 Hickson International P.L.C...........................       853,872       845,641
 *Highbury House Communications P.L.C..................       250,000        36,107
 Highland Distilleries Co. P.L.C.......................       243,000     1,028,811
 Hill & Smith Holdings P.L.C...........................        74,890        46,355
 *Hillsdown Holdings P.L.C.............................       241,781       307,294
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Hollas Group P.L.C...................................       100,000  $      3,714
 Holt (Joseph) P.L.C...................................         5,878       154,751
 Hopkinsons Group P.L.C................................       412,000        78,205
 *Horace Small Apparel P.L.C...........................        48,000        49,122
 House of Fraser P.L.C.................................       140,000       160,603
 Howard Holdings P.L.C.................................       100,000        56,946
 Hunting P.L.C.........................................        36,272        85,316
 *Huntingdon Life Sciences Group P.L.C.................       773,340       165,942
 IAF Group P.L.C.......................................        66,500       103,728
 Ibstock P.L.C.........................................     1,733,000     1,659,084
 Iceland Group P.L.C...................................       569,000     2,277,539
 Ilion Group P.L.C.....................................        44,000        35,224
 Independent Insurance Group P.L.C.....................       220,000       784,365
 *Industrial Control Services Group P.L.C..............       200,000        51,994
 Inn Business Group....................................       150,471       111,765
 Intelek P.L.C.........................................        25,000         6,809
 Inveresk P.L.C........................................       124,500        54,457
 Jackson Group P.L.C...................................        30,763        34,783
 Jacobs (John I.) P.L.C................................       133,169       137,380
 Jarvis Hotels P.L.C...................................       100,000       207,150
 John David Sports P.L.C...............................       200,000       178,265
 Johnson Group Cleaners P.L.C..........................        37,000       145,657
 Johnston Group P.L.C..................................        21,000        98,788
 Jones & Shipman P.L.C.................................        35,000         4,622
 Jones Stroud Holdings P.L.C...........................        30,504        78,798
 Joseph (Leopold) Holdings P.L.C.......................         9,000        79,848
 Kalamazoo Computer Group P.L.C........................        12,200         8,357
 Kelsey Industries P.L.C...............................         3,000        14,732
 *Kenwood Appliances P.L.C.............................       119,108       242,801
 Kier Group P.L.C......................................        11,635        41,578
 Kunick P.L.C..........................................       799,000       323,113
 Laing (John) P.L.C....................................        73,279       347,139
 Laird Group P.L.C.....................................        92,400       208,946
 Lambert Fenchurch P.L.C...............................        62,220        87,295
 Lambert Howarth Group P.L.C...........................        15,073        36,573
 Lamont Holdings P.L.C.................................       100,000        92,434
 *Laura Ashley Holdings P.L.C..........................       200,000        49,518
 Leeds Group P.L.C.....................................       241,639       207,402
 Leicester City P.L.C..................................       100,000        58,596
 *Liberty P.L.C........................................        39,900        93,849
 Lilleshall P.L.C......................................        29,000        32,310
 Linden P.L.C..........................................        37,500        87,894
 Linton Park P.L.C.....................................        30,500       173,181
 Lionheart P.L.C.......................................       100,000         6,190
 Locker (Thomas) Holdings P.L.C........................       419,082       119,325
 London Clubs International P.L.C......................       291,000       670,053
 London Forfeiting Co..................................        66,200       163,905
 London Industrial P.L.C...............................        30,822       214,946
 London Merchant Securities P.L.C......................       355,222       636,167
 Lonrho P.L.C..........................................        30,000       149,916
 Lookers P.L.C.........................................       168,983       230,112
 *Lovell (Y.J.) Holdings P.L.C.........................        29,000         5,983
 Low & Bonar P.L.C.....................................       120,000       324,838
 MFI Furniture Group P.L.C.............................       100,000        56,120
 MS International P.L.C................................        49,000        14,963
 *Mackie International Group P.L.C.....................        33,250         5,214
 Mallett P.L.C.........................................        25,000        35,694
 Mansfield Brewery P.L.C...............................       162,608       628,058
 Marley P.L.C..........................................       463,913       823,165

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Marshalls P.L.C.......................................       225,001  $    495,801
 Marston Thompson & Evershed P.L.C.....................       162,000       792,833
 Martin International Holdings P.L.C...................       226,800        84,230
 Marylebone Warwick Balfour Group P.L.C................        36,400        44,160
 Matthews (Bernard) P.L.C..............................       219,058       395,927
 Mayborn Group P.L.C...................................        50,000        66,437
 McAlpine (Alfred) P.L.C...............................       126,000       281,807
 McCarthy & Stone P.L.C................................       155,000       344,109
 McKay Securities P.L.C................................        94,000       193,946
 Merchant Retail Group P.L.C...........................       153,000        96,597
 Meristem P.L.C........................................        66,000        47,389
 *Merrydown P.L.C......................................        94,172        32,642
 Metrotect Industries P.L.C............................        39,000        11,265
 *Micro Focus Group P.L.C..............................        87,500       181,979
 Microgen Holdings P.L.C...............................        45,600        83,170
 Mid-States P.L.C......................................        50,000        18,982
 Molins P.L.C..........................................        57,750       109,620
 Moorfield Estates P.L.C...............................       370,000       116,037
 Morland & Co. P.L.C...................................        73,800       447,667
 Mowlem (John) & Co. P.L.C.............................       446,215       703,379
 Mucklow (A & J) Group P.L.C...........................       160,000       389,542
 Nightfreight P.L.C....................................        75,000        23,521
 Norcor Holdings P.L.C.................................        33,000        26,963
 Norcros P.L.C.........................................       437,000       346,230
 OMI International P.L.C...............................        99,000        13,481
 *Oliver Group P.L.C...................................        43,000        11,001
 Owen (H.R.) P.L.C.....................................       700,000       170,424
 Oxford Instruments P.L.C..............................        17,162        60,904
 *PGA European Tour Courses P.L.C......................        80,000        32,352
 Panther Securities P.L.C..............................        40,000        85,831
 Parkland Group P.L.C..................................        60,000        33,177
 Partridge Fine Arts P.L.C.............................        33,000        39,491
 Paterson Zochonis P.L.C...............................        40,000       247,590
 Peel Holdings P.L.C...................................        74,000       647,365
 Pemberstone P.L.C.....................................        91,000        77,355
 Pendragon P.L.C.......................................        30,000        72,544
 *Peptide Therapeutics Group P.L.C.....................       100,000       176,614
 Perry Group P.L.C.....................................        79,000       168,865
 Persimmon P.L.C.......................................       206,114       585,164
 Photo-Me International P.L.C..........................        50,000       295,045
 Pifco Holdings P.L.C..................................        19,500        57,936
 Pillar Property Investments P.L.C.....................        60,428       252,847
 Pittards P.L.C........................................        39,000        22,209
 *Pittencrieff Resources P.L.C.........................       204,394        91,091
 *Plantation & General Investment P.L.C................        64,601        38,387
 Plysu P.L.C...........................................       111,942       217,106
 Portmeirion Potteries (Holdings) P.L.C................        16,044        43,696
 Powerscreen International P.L.C.......................       215,000       429,404
 *Premier Consolidated Oilfields P.L.C.................     2,628,330       954,431
 *Premier Land P.L.C...................................       416,666        37,826
 Prestwick Holdings P.L.C..............................        70,000        23,686
 Princedale Group P.L.C................................       100,000        13,205
 Property Partnerships P.L.C...........................        10,000        41,678
 Prowting P.L.C........................................       113,261       179,471
 *QS Holdings P.L.C....................................       102,000        38,723
 *Quadrant Group P.L.C.................................         5,900         4,139
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Quality Software Products Holdings P.L.C.............        11,000  $     68,995
 Queensborough Holdings P.L.C..........................       187,000        57,103
 Quick Group P.L.C.....................................       189,217       207,694
 Quintain Estates & Development P.L.C..................        39,107        98,762
 RCO Holdings P.L.C....................................        20,000        52,489
 RJB Mining P.L.C......................................       500,000       507,560
 Radamec Group P.L.C...................................        20,000        14,690
 Raglan Property P.L.C.................................       313,895       128,233
 Ransom (William) & Son P.L.C..........................        75,000        50,137
 Rea Brothers Group P.L.C..............................        87,906        61,666
 Readicut International P.L.C..........................       356,249       149,946
 Reg Vardy P.L.C.......................................       101,000       297,578
 Regal Hotel Group P.L.C...............................       600,000       321,867
 *Richards P.L.C.......................................        62,000        11,769
 Richardsons Westgarth P.L.C...........................        41,017        24,034
 Roseby's P.L.C........................................        45,000        64,992
 Rowe Evans Investments P.L.C..........................        95,900        81,521
 Royal Doulton P.L.C...................................        98,000       133,451
 Ruberoid P.L.C........................................       204,100       291,408
 Rugby Estates P.L.C...................................        32,000        68,929
 Russell (Alexander) P.L.C.............................        40,000        45,226
 S & U P.L.C...........................................         7,000        33,392
 SEP Industrial Holdings P.L.C.........................       370,000        97,716
 Safeland P.L.C........................................       100,000        44,566
 *Safestore P.L.C......................................        26,923        21,109
 Salvesen (Christian) P.L.C............................        74,500       125,429
 Sanderson Bramall Motor Group P.L.C...................         8,720        19,071
 Saville (J.) Gordon Group P.L.C.......................       337,302       336,834
 Savills P.L.C.........................................        21,000        32,063
 Scottish Metropolitan Property P.L.C..................       407,167       490,611
 Seacon Holdings P.L.C.................................        50,000        27,648
 *Sears P.L.C..........................................       146,610       520,288
 Seton Healthcare Group P.L.C..........................        12,776       182,728
 Shaftesbury P.L.C.....................................       150,000       418,427
 Shani Group P.L.C.....................................        30,000        20,550
 Sharpe & Fisher P.L.C.................................        64,804       166,866
 *Sheffield United P.L.C...............................        88,000        35,587
 Sherwood Group P.L.C..................................       202,000       120,032
 *ShopRite Group P.L.C.................................       146,000        45,185
 Sidlaw Group P.L.C....................................       112,994       147,341
 Silentnight Holdings P.L.C............................        30,000        92,599
 Simon Engineering P.L.C...............................       175,847       146,578
 Sinclair (William) Holdings P.L.C.....................        40,000        69,325
 Sirdar P.L.C..........................................       119,721       113,627
 *Sketchley P.L.C......................................       109,000        61,171
 Smart (J.) & Co. (Contractors) P.L.C..................         8,000        35,323
 Smith (James) Estates P.L.C...........................        95,000       137,990
 Spring Ram Corp. P.L.C................................     1,346,888       144,506
 St. Ives P.L.C........................................         9,377        55,874
 St. Modwen Properties P.L.C...........................       214,000       231,365
 Stadium Group P.L.C...................................         1,591         3,309
 Stanley Leisure Organisation P.L.C....................       152,932       656,317
 Stat-Plus Group P.L.C.................................        25,300        51,156
 Staveley Industries P.L.C.............................        35,000        47,661
 Stirling Group P.L.C..................................       214,889        81,580
 Stoddard Sekers International P.L.C...................        98,000         9,301
 Stratagem Group P.L.C.................................        47,000        70,208
 Stylo P.L.C...........................................        16,588         9,446

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Sunleigh P.L.C.......................................     2,000,000  $     16,506
 Swallowfield P.L.C....................................        25,000        26,822
 Swan Hill Group P.L.C.................................        87,000        63,903
 Syltone P.L.C.........................................        29,000        48,585
 TI Group P.L.C........................................        39,000        31,865
 *Tadpole Technology P.L.C.............................        53,280         8,575
 *Tandem Group P.L.C...................................       472,000        23,372
 Tay Homes P.L.C.......................................       103,937       190,430
 Telemetrix P.L.C......................................       170,214       147,501
 Tex Holdings P.L.C....................................        11,000        10,077
 The Cardiff Property P.L.C............................         4,000        16,176
 Thorpe (F.W.) P.L.C...................................        15,000        33,920
 Tie Rack P.L.C........................................        75,000        32,806
 Tilbury Douglas P.L.C.................................        10,809        42,195
 Time Products P.L.C...................................        81,758        87,717
 Tinsley (Eliza) Group PLC.............................        27,781        29,577
 Tomkinsons P.L.C......................................        10,000        21,458
 Tops Estates P.L.C....................................        82,557       160,116
 Tottenham Hotspur P.L.C...............................        70,000        83,768
 Town Centre Securities (New) P.L.C....................       227,419       242,119
 Transport Development Group P.L.C.....................       285,056     1,192,752
 *Tring International Group P.L.C......................        60,000         6,437
 Try Group P.L.C.......................................        91,160        23,323
 UCM Group P.L.C.......................................        46,000        55,807
 *UK Land..............................................        16,000        21,128
 Ugland International Holdings P.L.C...................       146,666       173,092
 *Union P.L.C..........................................       100,000        38,789
 United Carriers Group P.L.C...........................        60,000        15,846
 United Industries P.L.C...............................        81,822        65,502
 *Utility Cable P.L.C..................................       200,000         7,428
 Vardon P.L.C..........................................       110,000       264,179
 Vaux Group P.L.C......................................       172,340       709,739
 *Vert (Jacques) P.L.C.................................        45,000         9,285
 Vibroplant P.L.C......................................       185,000       180,163
 Viglen Technology P.L.C...............................       196,000        76,027
 *Villiers Group P.L.C.................................       167,000        23,430
 Vtr P.L.C.............................................        13,000        17,488
 *Wace Group P.L.C.....................................       253,807       136,154
 Wainhomes P.L.C.......................................       111,000       184,133
 Walker Greenbank P.L.C................................        94,910        80,679
 Ward Holdings P.L.C...................................       206,900        87,085
 Warner Estate Holdings P.L.C..........................        99,000       352,147
 Warnford Investments P.L.C............................        12,000        45,557
 Waterman Partnership Holdings P.L.C...................        25,000        22,696
 *Wates City of London Properties P.L.C................       381,099       471,782
 Watson & Philip P.L.C.................................       200,000       590,915
 Watts, Blake, Bearne & Co. P.L.C......................        57,205       307,818
 Wembley P.L.C.........................................        53,000       265,507
 Westbury P.L.C........................................       162,482       532,363
 Westminster Health Care Holdings P.L.C................        97,500       316,234
 Whitecroft P.L.C......................................        70,000        62,393
 Wilson (Connolly) Holdings P.L.C......................       415,400       815,934
 Wimpey (George) P.L.C.................................        25,000        47,661
 Wintrust P.L.C........................................        24,000       154,496
 Wolverhampton & Dudley Breweries P.L.C................       108,700       765,227
 Wyevale Garden Centres P.L.C..........................        50,000       265,334
 Yorklyde P.L.C........................................        14,000        17,793
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Yorkshire Food Group P.L.C...........................        70,000  $          0
 Yorkshire Group P.L.C.................................       117,096       229,035
 Young & Co's Brewery P.L.C. Class A...................         5,000        52,819
 Young (H.) Holdings P.L.C.............................        38,666        62,227
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $94,583,958)...................................                  82,235,749
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $34,740)......................................                      34,694
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Albemarle Property Investments P.L.C. Rights 12/07/98
   (Cost $9,203).......................................       450,000         1,396
                                                                       ------------
                                                             FACE
                                                           AMOUNT@
                                                         ------------
BONDS -- (0.0%)
 Viglen Technology P.L.C. 6.375%, 09/01/00.............             0           215
 *Viglen Technology P.L.C., 6.98%, 01/01/01............             0             0
                                                                       ------------
TOTAL BONDS
  (Cost $94)...........................................                         215
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $94,627,995)...................................                  82,272,054
                                                                       ------------
                                                               SHARES
                                                         ------------
FRANCE -- (7.9%)
COMMON STOCKS -- (7.9%)
 Agricole de la Crau...................................           204        20,108
 Airfeu SA.............................................         3,141       138,463
 Alain Manoukian SA....................................         9,565       252,988
 *Arbel SA.............................................         1,583         7,564
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................           100        13,930
 Bains de Mer et du Cercle des Etrangers a Monaco......         6,329       920,690
 Banque de la Reunion..................................           504        46,568
 Bazar de l'Hotel de Ville SA..........................         9,361     1,327,097
 Burelle SA............................................        10,986       619,889
 *CEE (Continentale d'Equipements Electriques).........         2,215        62,491
 CPR (Cie Parisienne de Reescompte)....................        17,123       848,419
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................         5,842       408,441
 *Cascades SA..........................................        22,612        63,794
 Cie Francaise des Ferrailles..........................         9,710       402,357
 *Cofigeo (Cie Financiere Geo).........................           205        32,533
 Conflandey SA.........................................         1,939        87,869
 Continentale d'Entreprises SA.........................        19,198       758,278
 *DMC (Dollfus Mieg et Cie)............................        38,146       513,886
 *Desquenne et Giral SA................................         4,761        88,148
 Didot-Bottin..........................................           602        87,149
 Dietrich et Cie.......................................        38,762     2,036,792
 Exacompta Clairefontaine SA...........................         1,233       138,058
 *Explosifs et de Produits Chimiques...................           312        68,493
 Fimalac SA............................................        10,590     1,252,976
 Fonderies Franco Belge................................           913        76,470
 Forges Stephanoises SA................................           300        32,797

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 France-Africaine de Recherches Petrolieres
   Francarep...........................................           280  $     14,822
 Gantois Series A......................................           465        75,926
 Gascogne SA...........................................        10,334       816,339
 Gautier France SA.....................................         2,227       138,225
 *Gel 2000 SA..........................................         4,629        11,346
 Gevelot...............................................         1,200       137,537
 Groupe Zannier SA.....................................        26,650       568,600
 Guerbet SA............................................        15,148       352,577
 ICBT Groupe SA........................................         8,110       171,604
 Immeubles de France...................................        36,632     3,255,483
 Immobanque............................................         9,394     1,126,377
 *Immobiliere Complexes Commerciaux SA.................         6,452       203,075
 *#Immobiliere et Hoteliere SA.........................        27,700        67,892
 Legris Industries SA..................................         8,500       371,702
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        12,163     1,720,043
 Maire (Henri).........................................         1,252        22,076
 *Marie Brizard & Roger International SA...............         2,745       240,076
 Matussiere et Forest SA...............................         7,020        64,243
 *Metaleurop SA........................................        43,410       206,670
 Michel Thierry SA.....................................         3,269       481,311
 *Mors.................................................        37,132        36,666
 *NAF NAF SA...........................................        36,191       501,588
 #Nord-Est.............................................        22,900       713,504
 *Nordon & Cie.........................................         1,600       140,217
 PSB Industries SA.....................................         1,838       186,354
 Papiers Peints (Societe Francaise des)................            70         7,455
 *Paul Predault SA.....................................         6,400       157,991
 *Pier Import Europe SA................................        18,642       193,941
 Plastic Omnium........................................         8,895       768,540
 Primisteres Reynoird SA...............................         5,349       273,524
 *Rochette.............................................       138,121       438,386
 Rougier SA............................................         2,715       145,439
 *Rouleau-Guichard SA..................................         2,495        98,987
 Rue Imperiale de Lyon.................................         2,519     2,993,728
 *SDR de Bretagne SA...................................         3,200        32,162
 SERIBO (Societe d'Etudes et de Realizations pour les
   Industries du Bois).................................         4,015       110,513
 *SFIM (Societe de Fabrication d'Instruments de
   Mesure).............................................         3,403       324,026
 Sabeton...............................................         1,846       253,893
 *Saupiquet............................................         2,210       157,823
 Sechilienne...........................................           100        24,686
 Securidev SA..........................................        16,908       205,417
 *Selectibanque SA.....................................        46,567       592,022
 Signaux et d'Equipements Electroniques SA.............        13,500     1,075,961
 *Signaux Girod SA.....................................         5,407        99,536
 Silic (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................         3,483       675,570
 Smoby SA..............................................         1,600       112,851
 Societe Financiere Immobail SA........................         9,997       449,505
 *Societe Financiere Interbail SA......................        27,370       699,789
 Sylea SA..............................................         4,300       244,904
 Teisseire France SA...................................         6,492       169,420
 Tivoly SA.............................................         1,904        40,254
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Trouvay et Cauvin SA.................................         9,481  $    140,513
 Union du Credit Bail Immobiliere Unibail..............         3,962       554,701
 VM Materiaux SA.......................................         1,636        66,926
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................        43,572     1,770,935
 *Via Banque...........................................        21,658       664,495
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,418,580)...................................                  35,474,394
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Alain Manoukian Warrants 06/30/01....................         1,367         5,303
 *Union du Credit Bail Immobiliere Unibail Warrants
   09/01/99............................................         3,962        13,972
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $20,570).......................................                      19,275
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs
   (Cost $7,478).......................................                       7,471
                                                                       ------------
TOTAL -- FRANCE
  (Cost $35,446,628)...................................                  35,501,140
                                                                       ------------
GERMANY -- (5.8%)
COMMON STOCKS -- (5.8%)
 Anterra Vermoegensverwaltungs AG......................         3,920       285,170
 *BDAG Balcke-Duerr AG.................................         2,420       322,041
 Bayerische Handelsbank AG.............................        38,220     1,198,062
 Bremer Woll-Kaemmerei AG..............................         5,310       260,667
 #DSL Holding AG.......................................        11,850     1,976,425
 Deutsche Verkehrs-Bank AG.............................         1,908       182,813
 *Dierig Holding AG....................................         1,250       140,098
 Dyckerhoff & Widmann AG...............................        12,224     1,431,500
 Escada AG.............................................         5,709       921,798
 Fag Kugelfischer Georg Schaeffer AG...................        78,350       708,995
 *Flender (A. Friedrich) AG............................         9,832     1,366,541
 Heilit & Woerner Bau AG...............................         8,542       687,086
 *Herlitz AG...........................................        13,643       532,558
 *#Holzmann (Philipp) AG...............................         6,200       715,055
 *Honsel-Werke AG......................................         3,450       369,327
 *Hutschenreuther AG...................................         8,591       111,784
 Kaufring AG...........................................        12,600       499,296
 *Mauser Waldeck AG....................................         1,151       120,493
 Norddeutsche Steingutfabrik AG........................           715        10,530
 Nuernberger Hypothekenbank AG.........................        16,340       517,034
 *Orenstein & Koppel AG................................        13,550       304,534
 Otto Reichelt AG......................................        36,354       311,769
 Phoenix AG, Hamburg...................................        18,540       368,436
 Rheinboden Hypothekenbank AG..........................         3,900       772,720
 Rheinmetall Berlin AG.................................        60,000     1,383,977
 Salamander AG, Kornwesteim............................        12,999     2,307,219
 #Schmalbach-Lubeca AG.................................         3,480       475,449
 Scor Deutschland Rueckversicherungs AG................           415        63,817
 Stern-Brauerei Carl Funke AG..........................           300        19,163
 Stoehr & Co. AG.......................................        44,310       317,103
 *Strabag AG...........................................        15,450     1,005,157
 Sueddeutsche Bodencreditbank AG.......................        45,740     1,690,788
 *Triton-Belco AG, Hamburg.............................         2,977        52,822
 Tucher Braeu AG.......................................         1,047        56,351
 Varta AG..............................................         5,611       836,284

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Voegele (Joseph) AG...................................         1,559  $    253,566
 Walter Bau AG.........................................         4,427       654,580
 Weru AG...............................................           950       404,547
 Westag & Getalit......................................         1,980       433,291
 Wuerttembergische Metallwarenfabrik AG................        64,620     1,158,037
 *Zanders Feinpapiere AG...............................        10,902       857,572
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $28,128,286)...................................                  26,084,455
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks
   (Cost $10,158)......................................                      10,019
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Holzmann (Philipp) AG Rights 12/7/98 (Cost $0).......         6,200         1,467
                                                                       ------------
TOTAL -- GERMANY
  (Cost $28,138,444)...................................                  26,095,941
                                                                       ------------
AUSTRALIA -- (4.7%)
COMMON STOCKS -- (4.7%)
 A.P. Eagers, Ltd......................................        16,699        40,426
 *AWA, Ltd.............................................       295,133        98,357
 Acacia Resources, Ltd.................................       400,664       592,053
 Adelaide Brighton, Ltd................................       449,901       254,608
 *Aerodata Holdings, Ltd...............................        52,987         6,664
 *An Feng Kingstream Steel, Ltd........................        81,521         5,126
 *Anzoil NL............................................        38,461         5,562
 Ashton Mining, Ltd....................................       448,960       220,199
 Asia Pacific Specialty Chemicals, Ltd.................        94,300        68,190
 Atkins Carlyle, Ltd...................................        44,240       106,822
 *Aurora Gold, Ltd.....................................        45,000        36,502
 Ausdrill, Ltd.........................................       135,330        42,548
 Australian Hospital Care, Ltd.........................       179,800       118,711
 Australian National Industries, Ltd...................     1,114,084       714,547
 Australian Oil & Gas Corp., Ltd.......................        66,551        59,842
 *Australian Resources, Ltd............................       352,493        48,762
 Avatar Industries, Ltd................................       237,842       118,149
 BT Hotel Group BHT....................................       325,000       159,401
 *Beach Petroleum NL...................................       549,636        13,824
 Bridgestone Australia, Ltd............................        26,822        49,248
 *CIM Resources, Ltd...................................       325,177        15,131
 Caltex Australia, Ltd.................................       307,800       754,824
 *Cambridge Gulf Exploration NL........................        93,366         4,051
 Capral Aluminium, Ltd.................................       415,738       569,887
 *Centaur Mining & Exploration, Ltd....................       620,579       142,430
 Centennial Coal, Ltd..................................        55,585        20,971
 Central Equity, Ltd...................................       155,382       163,166
 Centro Properties, Ltd................................       175,272       305,285
 *Climax Mining, Ltd...................................       139,697        18,886
 Colly Cotton, Ltd.....................................        71,100        59,908
 Consolidated Paper Industries, Ltd....................        13,691        15,066
 *Consolidated Rutile, Ltd.............................       437,974       187,271
 *Coplex Resources NL..................................       351,512        16,577
 Coventry Group, Ltd...................................        66,628       196,910
 Crane (G.E) Holdings, Ltd.............................        52,153       306,622
 Crevet, Ltd...........................................        46,997        13,298
 *Croesus Mining NL....................................       154,735        24,811
 *Crown, Ltd...........................................     1,439,216       389,141
 *Cudgen RZ, Ltd.......................................        47,724        19,506
 *Cumnock Coal, Ltd....................................        40,710         5,376
 *Denehurst, Ltd.......................................        78,163         3,588
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Devex, Ltd...........................................       141,218  $     29,747
 *Dome Resources NL....................................       195,839        20,934
 *Dominion Mining, Ltd.................................       116,119        28,476
 ERG, Ltd..............................................       296,242       204,905
 Eltin, Ltd............................................       146,860       115,432
 Email, Ltd............................................       403,088       608,308
 *Emporer Mines, Ltd...................................       135,024        56,036
 Energy Equity Corp., Ltd..............................       393,461        76,697
 Energy Resources of Australia, Ltd. Series A..........       200,366       233,082
 *Equatorial Mining, Ltd...............................        21,997        41,495
 FAI Insurances, Ltd...................................       570,291       254,605
 FAI Life, Ltd.........................................       223,514       129,302
 Finemore Holdings, Ltd................................        38,378        62,502
 Forrester Parker Group, Ltd...........................       169,862       108,945
 GUD Holdings, Ltd.....................................        17,778        27,388
 Gazal Corp., Ltd......................................        89,069        84,010
 *General Gold Resources NL............................       135,245         5,103
 *Gold Mines of Australia, Ltd.........................        39,934         2,134
 Goldfields, Ltd.......................................       473,424       440,580
 Gowing Bros., Ltd.....................................        76,536       105,877
 Grand Hotel Group.....................................        70,000        69,281
 Great Central Mines, Ltd..............................       443,193       326,055
 Green's Foods, Ltd....................................        81,301        19,938
 Hancock and Gore, Ltd.................................        56,383        56,726
 Healthscope, Ltd......................................       127,219        46,397
 *Holyman, Ltd.........................................        92,339        19,741
 Homestake Mining Co...................................        68,662       768,509
 *Hudson Conway, Ltd...................................        89,183       154,215
 Hudson Timber & Hardware, Ltd.........................        59,500        26,938
 Hudson Timber & Hardware, Ltd. Issue 97...............        14,875         2,712
 Iama, Ltd.............................................       167,886       216,412
 *Intag International, Ltd.............................        93,568         1,618
 Ipoh, Ltd.............................................       208,463       216,285
 Ipswich and West Moreton Building Society, Ltd........        23,034        42,727
 Jupiters, Ltd.........................................       596,821     1,107,080
 *Kidston Gold Mines, Ltd..............................       198,750        63,737
 *Lachlan Resources NL.................................       217,903         6,440
 MMI, Ltd..............................................       116,345       158,021
 *MRI Holdings, Ltd....................................        87,075        23,270
 MacMahon Holdings, Ltd................................       305,720        96,118
 Magellan Petroleum Australia, Ltd.....................        29,537        28,045
 *Manettas, Ltd........................................       154,638        42,784
 *Meekatharra Minerals, Ltd............................       184,462        16,819
 Metal Manufactures, Ltd...............................       441,932       625,246
 Mirvac, Ltd...........................................       275,038       285,358
 *New Hampton Goldfields NL............................       145,700        17,865
 *Newcrest Mining, Ltd.................................       474,531       674,351
 Normandy Mt. Leyshon, Ltd.............................       123,978       120,834
 *Orbital Engine Corp., Ltd............................       165,000        76,777
 PMP Communications, Ltd...............................       724,135     1,463,451
 Pacific Hydro, Ltd....................................        81,545        41,020
 Parbury, Ltd..........................................        30,916         5,832
 *Payce Consolidated, Ltd..............................        74,466        33,245
 *Peptide Technology, Ltd..............................       153,432        44,380
 *Perilya Mines NL.....................................       167,228        27,340
 Permanent Trustee Co., Ltd............................        18,736       117,812
 Pirelli Cables Australia, Ltd.........................       168,560        75,253
 *Portman Mining, Ltd..................................       152,897        91,335
 QCT Resources, Ltd....................................       472,579       359,561

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *RCG, Ltd.............................................       388,221  $    688,400
 Resolute, Ltd.........................................       440,868       385,333
 #Savage Resources, Ltd................................       970,559       543,156
 Schaffer Corp., Ltd...................................        14,106        18,627
 Sea World Property Trust..............................        61,000        34,521
 *Solution 6 Holdings, Ltd.............................        28,900        15,628
 Sons of Gwalia, Ltd...................................        33,034       100,328
 Southern Cross Broadcasting (Australia), Ltd..........        45,600       204,154
 Spicers Paper, Ltd....................................       245,591       234,730
 *St. Barbara Mines, Ltd...............................       329,338        15,739
 *Star Mining Corp. NL.................................       302,691           761
 Tassal, Ltd...........................................        40,115        34,557
 *Techniche, Ltd.......................................        34,687        22,902
 Thakral Holdings Group................................       824,280       326,534
 *Ticor, Ltd...........................................       482,210       218,314
 *Titan Resources NL...................................       125,121         8,654
 Tourism Assets Holdings, Ltd..........................       109,674        66,894
 *Union Gold Mining Co. NL.............................       118,986        20,949
 Village Roadshow, Ltd.................................       109,348       215,213
 Visions Systems, Ltd..................................        16,599        72,853
 Walker Corp., Ltd.....................................       482,291       206,220
 Wesfi, Ltd............................................        77,830        67,292
 Westralian Sands, Ltd.................................       134,869       317,173
 White (Joe) Maltings, Ltd.............................        38,112        88,910
 Wide Bay Capricorn Building Society, Ltd..............        26,657        54,644
 Wills (W.D. & H.O.) Holdings, Ltd.....................       229,057       504,109
 Yates (Arthur) and Co. Property, Ltd..................       336,074       211,323
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $26,881,535)...................................                  20,875,250
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $103,993).....................................                     103,093
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2.2% Class A
   (Cost $8,642).......................................         5,158         7,460
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Cumnock Coal Rights 12/02/98
   (Cost $0)...........................................       284,970             0
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $26,994,170)...................................                  20,985,803
                                                                       ------------
HONG KONG -- (4.4%)
COMMON STOCKS -- (4.4%)
 ALCO Holdings, Ltd....................................       710,000        28,426
 Acme Landis Holdings, Ltd.............................       130,000         6,044
 Allied Group, Ltd.....................................     5,364,000       214,754
 Allied Properties (Hong Kong), Ltd....................     6,468,000       284,014
 *Applied International Holdings, Ltd..................     1,150,000        25,991
 *Asia Commercial Holdings, Ltd........................        35,960         2,601
 *Asia Securities International, Ltd...................     2,326,000       114,152
 Asia Standard International Group, Ltd................     3,658,000       481,875
 Associated International Hotels, Ltd..................       758,000       269,211
 Beauforte Investors Corp., Ltd........................        44,000        46,313
 *Burlingame International Co., Ltd....................       675,000        62,766
 Burwill Holdings, Ltd.................................       350,000        29,381
 *CCT Telecom Holdings, Ltd............................       752,000        67,013
 CDL Hotels International, Ltd.........................     2,489,041       763,460
                                                               SHARES        VALUE+
                                                         ------------  ------------
 CNT Group, Ltd........................................     1,428,000  $     80,225
 *Capetronic International Holdings, Ltd...............       107,000         3,040
 Century City International Holdings, Ltd..............     2,863,067       166,393
 Champion Technology Holdings, Ltd.....................     4,268,000        82,681
 *Cheerful Holdings, Ltd...............................       376,000         4,953
 Cheuk Nang Properties (Holdings), Ltd.................       318,000        34,909
 *Cheung Wah Development Co., Ltd......................       898,000         7,886
 Chevalier Construction Holdings, Ltd..................       194,857         4,530
 Chevalier Development International, Ltd..............       625,852       137,408
 Chevalier International Holdings, Ltd.................     1,447,349       117,762
 China Foods Holdings, Ltd.............................     1,032,000       273,227
 *China Investments Holdings, Ltd......................       989,000        22,352
 China Travel International Investment, Ltd............     1,160,000       158,801
 Chinese Estates Holdings, Ltd.........................     2,675,131       411,133
 Chinney Investments, Ltd..............................       752,000        68,955
 Chow Sang Sang Holdings International, Ltd............       738,000       173,468
 *Chuang's China Investments, Inc......................     4,420,000        45,667
 Chuang's Consortium International, Ltd................     3,051,760       224,655
 *City Chiu Chow (Holdings), Ltd.......................       298,000         5,542
 Companion Building Material (Holdings), Ltd...........     2,206,000        26,781
 Continental Holdings, Ltd.............................       382,000        10,854
 Continental Mariner Investment Co., Ltd...............       268,000        38,765
 Crocodile Garments, Ltd...............................       986,000        22,412
 *Culturecom Holdings, Ltd.............................     1,326,000        17,981
 *Dransfield Holdings, Ltd.............................     1,952,000        19,159
 Dynamic Holdings, Ltd.................................       482,000        82,170
 Easyknit International Holdings, Ltd..................       200,150         7,496
 *Emperor (China Concept) Investments, Ltd.............     2,790,000        32,429
 Emporer International Holdings, Ltd...................       812,000        73,408
 *Fairwood Holdings, Ltd...............................       675,000        15,081
 *Fairyoung Holdings, Ltd..............................       330,000        30,686
 Far East Consortium International, Ltd................     1,758,041       188,451
 *Far East Holdings International, Ltd.................       408,000        16,598
 Fountain Set Holdings, Ltd............................     1,350,000       186,556
 *Four Seas Travel International, Ltd..................       236,000         6,096
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................       670,000        12,806
 *G-Properties Holdings, Ltd...........................       534,353         7,177
 Golden Resources Development International, Ltd.......       722,000        50,353
 Goldlion Holdings, Ltd................................     1,092,000       132,569
 Grande Holdings, Ltd..................................       506,000       135,600
 Great Eagle Holdings, Ltd.............................       698,910       911,661
 Great Wall Electronic International, Ltd..............     2,278,566        82,397
 Guangzhou Investment Co., Ltd.........................     2,120,000       224,512
 Harbour Centre Development, Ltd.......................       590,000       320,031
 Harbour Ring International Holdings, Ltd..............     3,430,000       117,390
 Henderson China Holdings, Ltd.........................       438,000       199,399
 High Fashion International, Ltd.......................       800,000        41,328
 Hon Kwok Land Investment Co., Ltd.....................     1,096,000       116,069

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hong Kong Ferry (Holdings) Co., Ltd...................       349,000  $    419,179
 *Hong Kong Parkview Group, Ltd........................       648,000       164,029
 Hong Kong & Shanghai Hotels, Ltd......................     1,789,124     1,478,806
 Hop Hing Holdings, Ltd................................       604,000        46,024
 Hopewell Holdings, Ltd................................     6,044,000       764,964
 *Hualing Holdings, Ltd................................       784,000        22,276
 Huey Tai International, Ltd...........................     2,920,260       175,374
 *Hwa Kay Thai Holdings, Ltd...........................     3,235,600        15,043
 Innovative International (Holdings), Ltd..............       539,439        74,545
 *Jinhui Holdings Co., Ltd.............................       978,000        29,177
 *Joyce Boutique Holdings, Ltd.........................       808,000        17,740
 K Wah International Holdings, Ltd.....................       871,672        60,791
 *KTP Holdings, Ltd....................................       758,000        22,712
 *Kader Holdings Co., Ltd..............................       857,000        22,579
 Keck Seng Investments (Hong Kong), Ltd................       380,000        56,438
 Kee-Shing Holdings Co., Ltd...........................       256,000        28,764
 King Fook Holdings, Ltd...............................       338,000        15,715
 *Kong Tai International Holdings Co., Ltd.............     5,175,000        64,830
 Kumagai Gumi Hong Kong, Ltd...........................       278,000       124,764
 *Kwong Sang Hong International, Ltd...................     1,060,000       110,887
 Lai Sun Development Co., Ltd..........................     1,908,800       305,684
 Lai Sun Garment (International), Ltd..................       540,000       112,282
 Lai Sun Hotels International, Ltd.....................     1,086,000        65,219
 *Lam Soon (Hong Kong), Ltd............................       203,250        45,149
 *Lam Soon Food Industries, Ltd........................       156,000        33,847
 Lane Crawford International, Ltd. Series A............        63,000        31,732
 Leefung-Asco Printers Holdings, Ltd...................       128,000        18,515
 *Linkful International Holdings, Ltd..................       582,000         7,742
 Lippo, Ltd............................................       751,000       198,831
 Liu Chong Hing Investment, Ltd........................       626,000       464,871
 *Luks Industrial Co., Ltd.............................     3,069,000        61,435
 *Magnificent Estates, Ltd.............................     5,014,600        48,572
 *Mansion Holdings, Ltd................................       113,200         1,170
 *Megga (S.) International Holdings, Ltd...............     1,399,200         6,325
 Melbourne Enterprises, Ltd............................        41,000       184,270
 Melco International Development, Ltd..................       170,000        15,808
 Min Xin Holdings, Ltd.................................       432,000        46,308
 Miramar Hotel & Investment Co., Ltd...................       600,000       600,542
 *Mui Hong Kong, Ltd...................................     2,050,000        24,887
 Nam Hing Holdings, Ltd................................       538,000        14,591
 Nanyang Holdings, Ltd.................................        80,850        58,473
 National Electronics Holdings, Ltd....................     1,106,000        32,282
 *Nph International Holdings, Ltd......................       408,000         6,481
 #Onfem Holdings, Ltd..................................       684,000        29,151
 Orient Power Holdings, Ltd............................       441,000        24,491
 *Oriental Metals Holdings Co., Ltd....................       796,000        18,299
 Pacific Concord Holding, Ltd..........................     2,956,000       416,123
 *Paul Y. Properties Group, Ltd........................        11,308         2,059
 Pokfulam Development Co., Ltd.........................       244,000        66,176
 *Poly Investments Holdings, Ltd.......................     1,428,000        52,561
 Prestige Properties Holdings, Ltd.....................     1,166,000        60,988
 Process Automation Holdings, Ltd......................       400,000        26,863
 QPL International Holdings, Ltd.......................       651,000        55,490
 *RJP Electronics, Ltd.................................     1,350,000        20,922
 Realty Development Corp., Ltd. Series A...............       213,000       357,613
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Regal Hotels International Holdings, Ltd..............     4,988,179  $    715,082
 *Rhine Holdings, Ltd..................................       260,000         2,183
 *Rivera Holdings, Ltd.................................     1,912,000        29,879
 Ryoden Development, Ltd...............................     2,410,000       255,224
 *S.A.S.Dragon Holdings, Ltd...........................        94,400         7,559
 SIS International Holdings, Ltd.......................       326,000        24,419
 San Miguel Brewery Hong Kong, Ltd.....................       812,400       103,871
 Sea Holdings, Ltd.....................................     1,208,000       366,628
 Seapower Resources International, Ltd.................     2,785,000        74,094
 Semi-Tech (Global) Co., Ltd...........................     1,950,339       100,754
 Shaw Brothers Hong Kong, Ltd..........................       158,000        72,440
 Shell Electric Manufacturing (Holdings) Co., Ltd......     1,177,000       117,046
 *Shougang Concord Century Holdings, Ltd...............     1,000,000        25,830
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................     2,196,000       103,518
 *Shun Ho Construction (Holdings), Ltd.................       814,380        27,346
 *Shun Ho Resources Holdings, Ltd......................       510,000        19,101
 Shun Tak Holdings, Ltd................................     1,924,000       350,360
 Sincere Co., Ltd......................................       872,000        48,989
 Sing Tao Holdings, Ltd................................       410,000        60,894
 *Singamas Container Holdings, Ltd.....................       360,000        10,136
 *Sino Foundations Holdings, Ltd.......................       618,000         8,620
 South China Brokerage Co., Ltd........................     4,418,000        30,241
 South China Holdings, Ltd.............................       846,000       101,612
 South China Industries, Ltd...........................     1,182,000        64,115
 *South Sea Development Co., Ltd.......................       967,000        17,484
 Starlight International Holdings, Ltd.................       708,000        33,375
 *Stelux Holdings International, Ltd...................     1,862,552        69,759
 Sun Fook Kong Holdings, Ltd...........................     1,018,000       138,047
 Sun Hung Kai & Co., Ltd...............................     1,488,000       140,287
 *Swank International Manufacturing Co., Ltd...........       226,000        24,518
 Tai Cheung Holdings, Ltd..............................     1,377,000       364,568
 Tai Sang Land Development, Ltd........................       640,900       175,890
 *Tak Sing Alliance Holdings, Ltd......................     1,299,335        38,596
 *Tak Wing Investment Holdings, Ltd....................       370,000        21,025
 Tan Chong International Limited.......................     2,943,000       292,666
 Tern Properties Co., Ltd..............................       168,000        28,206
 Tian An China Investments Co., Ltd....................     2,287,000        78,271
 Tian Teck Land, Ltd...................................       800,000       109,518
 *Top Form International, Ltd..........................       494,000         9,442
 Tse Sui Luen Jewellry (International), Ltd............       395,830        15,592
 *Tung Fong Hung Holdings, Ltd.........................       138,840        11,834
 Tungtex (Holdings) Co., Ltd...........................       558,000        63,417
 *UDL Holdings, Ltd....................................     1,504,000         7,770
 *USI Holdings, Ltd....................................       671,999        57,280
 *Wah Nam Group, Ltd...................................       630,000         3,580
 *Winfoong International, Ltd..........................     1,525,000        61,055
 *Wing Fai International, Ltd..........................       342,000         3,799
 *Wing On Co. International, Ltd.......................       588,000       212,631
 Wing Shan International, Ltd..........................     1,130,000        90,482
 Winsor Industrial Corp., Ltd..........................       394,500        61,139
 Winsor Properties Holdings, Ltd.......................        55,000        18,468
 *Wo Kee Hong (Holdings), Ltd..........................     2,722,400        36,917
 Wong's Kong King International (Holdings), Ltd........       874,000        17,609

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 World Houseware (Holdings), Ltd.......................       609,639  $     22,439
 *Yaohan International Holdings, Ltd...................     1,660,000         8,361
 *Yau Lee Holdings, Ltd................................     2,631,000        38,396
 *Yoshiya International Corp., Ltd.....................       720,000        27,896
 *Yugang International, Ltd............................     1,258,000        35,581
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $31,278,677)...................................                  19,832,031
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Chinese Estates Holdings, Ltd. Warrants 11/24/00.....       267,513        14,856
 *Chinese Estates Holdings, Ltd. Warrants 11/24/99.....       267,513        14,856
 *Dransfield Holdings, Ltd. Rights 12/10/98............       976,000             0
 *Far East Consortium International, Ltd. Warrants
   10/31/99............................................       132,604           171
 *Four Seas Travel International, Ltd. Warrants
   12/08/00............................................        47,200           128
 *Grande Holdings, Ltd. Warrants 10/15/00..............        89,600         3,992
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............       120,800         1,342
 *KTP Holdings, Ltd. Warrants 09/30/99.................        23,000            30
 *Mansion Holdings, Ltd. Warrants 07/28/01.............       113,200           395
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      35,770
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $17,386)......................................                      17,389
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $31,296,063)...................................                  19,885,190
                                                                       ------------
ITALY -- (4.4%)
COMMON STOCKS -- (4.4%)
 *Ansaldo Trasporti SpA................................       497,000       889,117
 *Banca Nazionale dell'Agricoltura SpA.................     1,857,500     3,261,984
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................       172,500       611,012
 *Brioschi Finanziaria SpA, Milano.....................       100,000        29,866
 CEMENTIR (Cementarie del Tirreno SpA), Roma...........     1,400,000     1,630,678
 Caltagirone SpA.......................................     1,145,000     1,224,233
 Cementeria di Augusta SpA.............................       142,500       291,954
 Cia Assicuratrice Unipol SpA..........................       215,464       911,200
 Comau SpA.............................................       295,500       810,169
 *FONSPA (Credito Fondiaro e Industriale Istituto per i
   Finanziamenti a Medio e Lungo Termine SpA)..........       527,000     1,437,001
 Finarte Casa d'Aste SpA (Milano)......................       135,000       168,936
 *Finarte Partecipazioni Pro Arte SpA..................       277,050       198,584
 *Fincasa 44 SpA.......................................       175,000        37,004
 *Gabetti Holding SpA..................................       175,000       292,686
 *Grassetto SpA........................................       110,000             0
 *Impregilo SpA........................................       655,000       557,522
 Ipi SpA...............................................       447,500       809,918
 Linificio & Canapificio Nazionale SpA.................       185,000       106,084
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Maffei SpA............................................        90,500  $    147,036
 Marangoni SpA, Rovereto...............................        68,000       245,330
 *Milano Assicurazioni SpA.............................       135,700       478,231
 Montefibre SpA, Milano................................       262,464       212,429
 *Necchi SpA...........................................        62,500        35,466
 *Premafin Finanziaria SpA.............................     2,615,000     2,241,451
 Riva Finanziaria SpA..................................        86,000       307,702
 SISA (Societa Imballaggi Speciali Asti SpA)...........       175,000       135,890
 SMI STA Metallurgica Italiana SpA.....................       290,000       187,946
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       640,000       496,969
 *Stayer SpA...........................................       117,500       118,612
 Vianini Industria SpA.................................       315,000       300,860
 Vianini Lavori SpA....................................       448,250     1,017,442
 Zucchi (Vincenzo) SpA.................................        74,000       618,821
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,946,411)...................................                  19,812,133
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Italian Lira
   (Cost $14,948)......................................                      14,839
                                                                       ------------
TOTAL -- ITALY
  (Cost $11,961,359)...................................                  19,826,972
                                                                       ------------
SPAIN -- (4.0%)
COMMON STOCKS -- (4.0%)
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...        36,200       201,279
 Banco Guipuzcoano SA..................................        19,247     1,000,608
 Banco Pastor SA, La Coruna............................        17,000     1,063,386
 Banco Zaragozano SA...................................        51,800     1,548,095
 Bodegas y Bebedas SA..................................        23,836       310,623
 Construcciones Lain SA................................        15,816        42,871
 Elecnor SA............................................         5,770       200,514
 Empresa Nacional de Celulosa SA.......................        54,900       885,237
 Europistas Concesionaria Espanola SA..................       158,900     1,330,793
 *Fabricacion de Automoviles Renault de Espana SA......        12,690       527,427
 *Filo SA..............................................        65,600       259,883
 GESA (Gas y Electricidad SA)..........................        34,800     3,386,154
 *Grupo Fosforera SA...................................        12,060        20,703
 Inbesos SA............................................        16,000        72,282
 *Inmobiliaria Urbis SA................................       144,300     2,291,670
 *Nueva Montana Quijano SA Series B....................       122,740       137,345
 Omsa Alimentacion SA..................................        38,675       362,880
 Papelera de Navarra SA................................         7,851       167,791
 Pescanova SA..........................................        24,900       380,734
 *Sarrio SA............................................       216,615     1,077,956
 Tableros de Fibras SA Series B........................        57,730       866,672
 Tavex Algodonera SA...................................        17,800       241,243
 Transportes Ferroviarios Especiales Tranfesa..........        25,580       362,685
 Unipapel SA...........................................        34,058       449,751
 Uralita SA............................................        63,500       703,937
 VT Holding A.S........................................         7,839        81,724
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,709,862)...................................                  17,974,243
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Spanish Peseta
   (Cost $1) ..........................................                $          1
                                                                       ------------
TOTAL -- SPAIN
  (Cost $10,709,863)...................................                  17,974,244
                                                                       ------------
SWITZERLAND -- (3.8%)
COMMON STOCKS -- (3.8%)
 Attisholz Holding AG, Attisholz.......................         1,670     1,153,346
 Banque Privee Edmond de Rothschild SA, Geneve.........           105       573,486
 Bucher Holding AG, Niederweningen.....................         2,125     1,954,739
 Calida Holding AG.....................................           400       103,486
 Canon (Schweiz) AG, Dietlikon.........................         9,900       661,665
 Carlo Gavazzi Holding AG, Baar Series B...............           230       185,952
 Cie Financiere Tradition..............................           750        38,807
 Coop Bank, Basel......................................           370       281,856
 Daetwyler Holding AG, Atldorf.........................           940     1,681,406
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...         5,035     2,221,712
 Galenica Holding AG, Bern Series B....................         3,115     1,661,047
 Golay-Buchel Holding SA, Lausanne.....................           125        89,832
 Industrieholding Cham AG, Cham........................           325       214,878
 *Keramik Holding AG Laufen, Laufen....................         1,540       502,454
 Kuehne & Nagel International AG, Schindellegi.........           700       548,333
 *Maag Holding AG, Zuerich.............................         1,900       300,397
 *Sihl Zuercher Papierfabriek an der Sihl, Zuerich.....            50        19,835
 UMS Schweizerische Metallwerke Holding AG, Bern.......         3,200       298,960
 Unigestion Holding, Geneve............................         9,200       542,153
 Vaudoise Assurances Holding, Lausanne.................           189       543,303
 Vaudoise d'Electricite SA, Morges.....................            95       217,105
 WMH Walter Meier Holding AG, Staefa...................           260       220,483
 Zellweger Luwa AG, Uster..............................           590       384,997
 *Zschokke Holding SA, Geneve..........................         1,950       574,564
 *Zueblin Holding AG, Zuerich..........................         3,300        68,538
 Zuercher Ziegeleien Holding, Zuerich..................         2,000     1,897,247
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,746,056)...................................                  16,940,581
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Carlo Gavazzi Holdings Rights 06/30/99 (Cost $0).....         1,150         3,719
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $23)..........................................                          24
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $13,746,079)...................................                  16,944,324
                                                                       ------------
NETHERLANDS -- (3.7%)
COMMON STOCKS -- (3.7%)
 ACF Holding NV (Certificate)..........................        53,200     1,194,264
 Bam Groep NV..........................................        17,307     1,141,043
 Begemann Groep NV.....................................        44,600       460,836
 *Begemann Groep NV Series B...........................        44,600       160,240
 Cindu International NV................................         3,580       223,635
 Econosto NV...........................................        23,124       242,570
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Gamma Holding NV......................................        55,716  $  2,416,743
 Gemeenschappeljk Bezit Crown van Gelder NV............        40,320       649,238
 Hollandsche Beton Groep NV............................        31,372       363,647
 Kas-Associatie NV.....................................        16,350     1,125,114
 Koninklijke Ten Cate NV...............................        39,230     1,102,880
 Landre & Glinderman NV................................         3,307       105,806
 MacIntosh NV..........................................        63,909     1,789,980
 NKF Holding NV........................................        38,465       696,033
 Nagron Nationaal Grondbezit NV........................         2,218        62,239
 Nedlloyd Groep NV, Rotterdam..........................        35,000       479,130
 Norit NV..............................................        78,571       820,088
 Polynorm NV...........................................        13,226     1,026,680
 Roto Smeets de Boer NV................................        20,100       811,768
 *Sphinx NV............................................        36,562       268,474
 *Textielgroep Twenthe NV..............................         1,200        49,093
 *Tulip Computers NV...................................        38,643       109,246
 Ubbink NV.............................................           900        27,426
 Van Dorp Groep NV.....................................        11,400       164,431
 Vredestein NV.........................................        64,470       828,455
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,106,702)...................................                  16,319,059
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder
   (Cost $21,127)......................................                      20,623
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $18,127,829)...................................                  16,339,682
                                                                       ------------
SINGAPORE -- (3.2%)
COMMON STOCKS -- (3.2%)
 *Alliance Technology & Development, Ltd...............         3,000           656
 Apollo Enterprises, Ltd...............................       192,000        90,347
 Bonvests Holdings, Ltd................................       471,000       127,260
 *#CK Tang, Ltd........................................       171,000        38,416
 Carnaudmetalbox Asia, Ltd.............................       163,000       170,227
 Chevalier Singapore Holdings, Ltd.....................       200,000        29,144
 Chuan Hup Holdings, Ltd...............................       516,000       170,749
 Cosco Investment (Singapore), Ltd.....................       223,000        70,408
 First Capital Corp., Ltd..............................       580,000       461,329
 Focal Finance, Ltd....................................       101,000       104,251
 *General Magnetics, Ltd...............................       187,000        22,708
 Haw Par Brothers International, Ltd...................       411,000       429,222
 Hind Hotels International, Ltd........................       147,000        98,180
 Hong Kok Corp., Ltd...................................       307,000       178,946
 Hotel Grand Central, Ltd..............................       327,700       103,465
 Hotel Plaza, Ltd......................................       892,000       232,887
 Hotel Properties, Ltd.................................       785,000       412,285
 Hour Glass, Ltd.......................................       210,000        52,278
 Hwa Hong Corp., Ltd...................................       402,000       280,696
 Hwa Tat Lee, Ltd......................................       330,000        39,072
 Insurance Corp. of Singapore, Ltd.....................       112,000       110,845
 Intraco, Ltd..........................................       215,000        82,241
 Isetan (Singapore), Ltd...............................        64,000        71,889
 Jack Chia-MPH, Ltd....................................       208,000        63,777
 Jurong Engineering, Ltd...............................        91,000       106,085
 Keppel Land, Ltd......................................     1,891,000     2,238,916
 Keppel Marine Industries, Ltd.........................       409,000       417,200
 LC Development, Ltd...................................       292,000        70,031
 Lee Kim Tah Holdings, Ltd.............................        72,000        26,230
 Liang Court Holdings, Ltd.............................     1,052,600       293,990

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Lim Kah Ngam, Ltd.....................................       235,000  $     42,092
 *Low Keng Huat Singapore, Ltd.........................       232,000        27,468
 Metro Holdings, Ltd...................................       233,800       265,459
 *Neptune Orient Lines, Ltd............................     1,394,000       545,926
 Orchard Parade Holdings, Ltd..........................       472,000       276,555
 Pacific Carriers, Ltd.................................       669,000       253,874
 Prima, Ltd............................................        83,000       112,885
 Republic Hotels and Resorts, Ltd......................       552,000       304,995
 Resources Development Corp., Ltd......................        88,000        80,147
 SNP Corp., Ltd........................................        72,500        16,287
 *SPP, Ltd.............................................        55,000         5,677
 Scotts Holdings, Ltd..................................       529,000       240,895
 Shangri-la Hotel, Ltd.................................       354,200       516,145
 Singapura Building Society, Ltd.......................        84,000        45,392
 *Singatronics, Ltd....................................       433,000        98,590
 Ssangyong Cement (Singapore), Ltd.....................         9,000         7,760
 Straits Trading Co., Ltd..............................       552,000       425,652
 Tat Lee Finance, Ltd..................................       160,000       115,606
 Tibs Holdings, Ltd....................................       203,000       136,814
 Times Publishing, Ltd.................................       271,000       409,714
 Tuan Sing Holdings, Ltd...............................     1,676,000       183,172
 United Engineers, Ltd.................................       334,000       214,963
 United Industrial Corp., Ltd..........................     3,443,000     1,505,155
 United Overseas Finance, Ltd..........................       129,000        90,074
 United Overseas Land, Ltd.............................     1,321,000       922,385
 *Van der Horst, Ltd...................................       109,000        48,644
 Vickers Ballas Holdings, Ltd..........................       543,000       382,445
 WBL Corp., Ltd........................................        98,000        73,784
 Wing Tai Holdings, Ltd................................       266,000       201,885
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $22,820,701)...................................                  14,144,170
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $14,947)......................................                      14,919
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $22,835,648)...................................                  14,159,089
                                                                       ------------
MALAYSIA -- (2.9%)(##)
COMMON STOCKS -- (2.9%)
 A&M Realty Berhad.....................................       135,000        29,834
 AMMB Holdings Berhad..................................       450,400       321,833
 *Advance Synergy Berhad...............................       523,000        82,351
 Affin Holdings Berhad.................................       633,000       205,171
 Aluminum Co. of Malaysia..............................       175,000        35,129
 Amalgamated Containers Berhad.........................        67,000        11,475
 *Amsteel Corp. Berhad.................................     1,912,000       186,622
 Ancom Berhad..........................................       171,000        47,867
 Angkasa Marketing Berhad..............................       206,000        30,350
 *Anson Perdana Berhad.................................       122,000        26,287
 Antah Holding Berhad..................................       275,000        42,795
 *Aokam Perdana Berhad.................................       310,000        35,110
 *Arab Malaysia Corp. Berhad...........................       364,000        87,816
 Arab Malaysia Finance Berhad..........................       154,000        36,586
 *Asas Dunia Berhad....................................       247,000        49,582
 *Asia Pacific Land Berhad.............................     1,101,000       111,519
 *Austral Amalgamated Berhad...........................       256,000        33,473
 Austral Enterprises Berhad............................       224,000       173,260
 Bandar Raya Developments Berhad.......................       605,000       120,331
 Batu Kawan Berhad.....................................       358,000       303,278
 *Berjaya Industrial Berhad............................       130,000        11,013
 *Best World Land Berhad...............................       232,000        20,936
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Bimb Holdings BHD.....................................       163,800  $     52,790
 *Bolton Properties Berhad.............................       291,000        49,840
 Boustead Holdings Berhad..............................       441,000       274,508
 *CHG Industries Berhad................................        60,000        16,243
 Cahya Mata Sarawak Berhad.............................       123,000        56,630
 Cement Industries of Malaysia Berhad..................       204,000        93,923
 Chin Teck Plantations Berhad..........................        55,000        65,331
 Chocolate Products (Malaysia) Berhad..................       540,000        51,713
 Choo Bee Metal Industries Berhad......................       128,000        25,459
 Cold Storage (Malaysia) Berhad........................       125,000        44,890
 Commerce Asset Holding Berhad.........................       759,000       381,597
 DNP Holdings Berhad...................................       487,000        80,718
 *Damansara Realty Berhad..............................     1,136,000       114,018
 *Datuk Keramik Holdings Berhad........................       309,000        61,459
 Diethelm Holdings (Malaysia) Berhad...................       101,000        18,600
 Diversified Resources Berhad..........................       114,000        43,459
 Eastern & Oriental Berhad.............................       143,000        40,556
 Eastern Pacific Industrial Corp. Berhad...............       125,000        29,466
 *Econstates Berhad....................................       193,000        48,339
 *FACB Berhad..........................................       969,000        93,688
 FCW Holdings Berhad...................................       182,000        30,501
 *Faber Group Berhad...................................       502,000        56,394
 Far East Holdings Berhad..............................        78,000        39,503
 Federal Flour Mills Berhad............................       274,000       174,593
 Fima Corp. Berhad.....................................         4,000         1,805
 Gadek (Malaysia) Berhad...............................       136,000        77,142
 *General Corp. Berhad.................................       521,000        64,765
 *George Kent (Malaysia) Berhad........................       108,000        17,304
 *George Town Holdings Berhad..........................       171,000        32,436
 Goh Ban Huat Berhad...................................        72,000        17,238
 Gold Coin (Malaysia) Berhad...........................        47,000        39,816
 *Golden Plus Holdings Berhad..........................       189,000        44,552
 Gopeng Berhad.........................................        81,000        14,619
 *Granite Industries Berhad............................       345,000        69,254
 *Gula Perak Berhad....................................       357,000        61,144
 Guthrie Ropel Berhad..................................       196,000       113,341
 H&R Johnson (Malaysia) Berhad.........................        44,000         9,562
 HLG Capital Berhad....................................        49,000        12,092
 *Ho Hup Construction Co. Berhad.......................        77,000        28,645
 Hong Leong Industries Berhad..........................       217,000       105,902
 IGB Corp. Berhad......................................       583,000       143,871
 *Idris Hydraulic (Malaysia) Berhad....................        87,000        12,657
 *Innovest Berhad......................................       126,000        24,365
 *Insas Berhad.........................................       794,000       106,744
 Integrated Logistics Berhad...........................       107,000        24,829
 Intria Berhad.........................................     1,127,500       134,968
 Island & Peninsular Berhad............................       242,000       124,788
 *Jasa Megah Industries Berhad.........................       226,000        32,048
 Jeram Kuantan (Malaysia) Berhad.......................        42,000         6,575
 Johan Holdings Berhad.................................       121,000        14,819
 *KIG Glass Industrial Berhad..........................       218,000        28,906
 *Kamunting Corp. Berhad...............................     1,648,000       180,582
 Kanzen Berhad.........................................        83,000        18,343
 Keck Seng (Malaysia) Berhad...........................       373,000       122,273
 *Kelanamas Industries Berhad..........................       162,000        17,602
 Kemayan Corp. Berhad..................................       454,000        42,641
 Kim Hin Industry Berhad...............................       131,000        22,919
 Kuala Sidim Berhad....................................       203,000       216,832
 *Kumpulan Emas Berhad.................................       652,000        84,652

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Kym Holdings Berhad..................................        51,000  $     15,028
 *Land - General Berhad................................       649,000       118,326
 Landmarks Berhad......................................       595,000        86,565
 *Larut Consolidated Berhad............................       291,000        51,715
 *Leader Universal Holdings Berhad.....................       636,000       127,669
 *Leong Hup Holdings Berhad............................       230,000        30,074
 *Lien Hoe Corp. Berhad................................        80,000        11,197
 Lim Kim Hai Holdings Berhad...........................        36,000         7,094
 Lion Corp. Berhad.....................................       226,800        44,274
 Lion Land Berhad......................................     1,551,304       164,273
 *MBF Holdings Berhad..................................     1,521,000        89,635
 *MBF Land Berhad......................................       884,000        77,330
 MCB Holdings Berhad...................................       173,000        26,444
 MMC Engineering Group Berhad..........................        25,000        10,129
 MUI Properties Berhad.................................     1,017,400       118,041
 MWE Holdings Berhad...................................       228,000        38,420
 Malayan Flour Mills Berhad............................       137,000        34,313
 Malayawata Steel Berhad...............................       306,000        64,243
 Malaysia Building Society Berhad......................       343,000        85,908
 Malaysia Industrial Development Finance Berhad........       739,000       175,564
 Malaysia Mining Corp. Berhad..........................     1,531,000       572,363
 Malaysian Airlines System.............................     1,187,000       542,129
 Malaysian Helicopter Services Berhad..................     1,070,000       195,083
 Malaysian Mosaics Berhad..............................       108,000        27,448
 *Malaysian Plantations Berhad.........................       497,000        81,003
 Maruichi Malaysia Steel Tube Berhad...................       101,000        54,313
 Mechmar Corp. Berhad..................................        67,000        13,079
 Mega First Corp. Berhad...............................       358,000        39,558
 Metrojaya Berhad......................................       152,000        26,313
 Metroplex Berhad......................................     1,210,000       169,355
 *Minho (Malaysia) Berhad..............................       153,000        24,514
 Muda Holdings Berhad..................................       223,000        36,961
 Muhibbah Engineering Berhad...........................        13,000         4,477
 Mulpha International Berhad...........................     1,291,250       148,625
 *NCK Corp. Berhad.....................................        25,000         8,149
 Nam Fatt Berhad.......................................       143,000        40,293
 New Straits Times Press (Malaysia) Berhad.............        78,000        43,094
 OSK Holdings..........................................       349,000       109,263
 Olympia Industries Berhad.............................       328,000        35,035
 Oriental Holdings Berhad..............................       197,200       188,847
 PJ Development Holdings Berhad........................       380,000        58,085
 Palmco Holdings Berhad................................       229,000        54,403
 Pan Pacific Asia Berhad...............................       165,000        49,530
 *Panglobal Berhad.....................................       180,000        23,702
 Paramount Corp. Berhad................................       100,000        20,258
 Parit Perak Holdings Berhad...........................       228,000        37,370
 Peladang Kimia Berhad.................................       107,000        39,411
 Perlis Plantations Berhad.............................       380,000       299,521
 Pernas International Holdings Berhad..................       834,000       153,591
 Perusahaan Otomobil Nasional Berhad...................       173,000       156,751
 Pilecon Engineering Berhad............................       257,000        63,422
 Prime Utilities Berhad................................        56,000        42,490
 *Promet Berhad........................................       201,000        10,735
 Public Finance Berhad.................................        95,000        29,042
 Putera Capital Berhad.................................        77,000        20,987
 Road Builders (Malaysia) Holdings Berhad..............        35,000        21,271
 SCB Developments Berhad...............................       215,000        76,814
 SP Settia Berhad......................................        35,000        12,053
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Sarawak Enterprise Corp. Berhad.......................       293,000  $     76,083
 *Sateras Resources (Malaysia) Berhad..................       292,000        31,190
 Scientex, Inc. Berhad.................................         3,000         1,050
 Selangor Dredging Berhad..............................       356,000        44,254
 Selangor Properties Berhad............................       532,000       161,657
 Shangri-la Hotels (Malaysia) Berhad...................       682,000       172,070
 Siah Brothers Corp. Berhad............................        52,000        10,151
 *Silverstone Berhad...................................        66,920             0
 *South East Asia Lumber, Inc. Berhad..................        12,000         2,475
 *South Malaysia Industries Berhad.....................       240,000        24,309
 Southern Acids (Malaysia) Berhad......................        24,000         7,912
 Sriwani Holdings Berhad...............................        55,000        17,219
 Ta Enterprise Berhad..................................       941,000       188,893
 *Taiping Consolidated Berhad..........................       332,000        36,379
 Talam Corp. Berhad....................................       191,000        34,999
 Tan & Tan Developments Berhad.........................       496,000       121,488
 Tan Chong Motor Holdings Berhad.......................       981,000       202,343
 *Time Engineering Berhad..............................       796,000       153,923
 *Tongkah Holdings Berhad..............................       205,000        51,344
 Tradewinds (Malaysia) Berhad..........................       289,000       103,252
 Tronoh Mines Malaysia Berhad..........................        62,000        67,366
 UMW Holdings Berhad...................................       249,000       133,442
 Uniphone Telecommunications Berhad....................       212,000        36,309
 Utusan Melayu (Malaysia) Berhad.......................        95,000        21,869
 *Wembley Industries Holdings Berhad...................       128,000             0
 *Westmont Industries Berhad...........................       361,000        59,169
 *Westmont Land (Asia) Berhad..........................       238,000        39,448
 *Wing Tiek Holdings Berhad............................        86,000        14,096
 Worldwide Holdings Berhad.............................       156,000        35,337
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $44,529,872)...................................                  12,770,474
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Mechmar Corp. Berhad Rights 01/12/99 (Cost $0).......        67,000           123
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Malaysian Ringetts
   (Cost $14)..........................................                          14
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $44,529,886)...................................                  12,770,611
                                                                       ------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.6%)
 Alma Industri & Handel AB Series B....................         8,000       174,545
 *Althin Medical AB Series B...........................        23,800       139,353
 Angpannefoereningen AB Series B.......................         7,650       119,760
 *Argonaut AB Series A.................................        62,600        41,669
 *Argonaut AB Series B.................................       571,480       359,266
 Avesta Sheffield AB...................................       214,800       683,124
 B & N Bylock & Nordsjoefrakt AB Series B..............        99,200       234,778
 BPA AB Series A.......................................        64,900       176,000
 BPA AB Series B.......................................        84,000       212,265
 Beijer AB Series B....................................         8,000       115,871
 Benima Ferator Engineering AB.........................        10,600        43,903
 Berg (C.F.) & Co. AB Series B.........................        19,200        41,418
 Bong Ljungdahl AB.....................................        15,200       116,166
 Boras Waefveri AB Series B............................        15,900       109,757
 Celsius Industrier AB Series B........................        42,900       687,458
 Concordia Maritime AB Series B........................       136,100       186,220
 Diligentia AB.........................................       108,370       728,033

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Evidentia Fastigheter AB Series A....................        40,410  $    189,286
 *Evidentia Fastigheter AB Series B....................         3,900        17,307
 FFNS Gruppen AB Series B..............................        47,050       376,980
 *Fagerlid Industrier AB...............................        51,750       105,892
 Fastighets AB Tornet..................................        17,750       231,926
 *Fastighits AB Celtica................................        11,000        53,153
 *Firefly AB...........................................         5,800         3,039
 Geveko AB Series B....................................        19,900       228,129
 Gorthon Lines AB Series B.............................        69,300       286,169
 ICB Shipping AB Series B..............................       135,200     1,049,935
 *Intelligent Micro Systems Data AB....................         7,500        38,367
 JP Bank Series A......................................        48,100       243,094
 JP Bank Series B......................................        23,100       123,864
 *Jacobson and Widmark AB..............................        31,000       152,851
 *Kjessler & Mannerstrale AB...........................        20,200        69,720
 *Klippans Finpappersbruk AB...........................        30,800        62,644
 Meda AB Series A......................................        12,700        62,619
 NH Nordiska Holding AB................................        86,500       102,361
 Naerkes Elektriska AB Series B........................        26,100       173,732
 Piren AB..............................................        78,118       577,760
 Platzer Bygg AB Series B..............................       236,100       270,660
 #Prifast AB...........................................        74,742       741,662
 Rottneros Bruk AB.....................................     1,191,000       543,199
 *Scandiaconsult AB....................................        31,700       139,890
 Spendrups Bryggeri AB Series B........................        47,200       145,455
 *Stena Line AB Series B...............................       303,500       321,738
 *Sweco AB Series B....................................        47,050       121,794
 Wallenstam Byggnads AB Series B.......................        79,600       407,199
 Westergyllen AB Series B..............................         6,800       124,894
 Wihlborg & Son AB Series B............................       560,350       545,672
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,796,480)...................................                  11,680,577
                                                                       ------------
                                                             FACE
                                                           AMOUNT@
                                                         ------------
                                                            (000)
BONDS -- (0.1%)
 *Wihlborgs Fastigheter AB 5.83% Notes 12/02/02 (Cost
   $452,917)...........................................            57       668,159
                                                                       ------------
                                                               SHARES
                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
 *Jacobson & Widmark AB Rights 03/01/99................        31,000         1,529
 *Wihlborgs Fastigheter AB Warrants 12/20/02...........       169,740        21,969
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $85,873).......................................                      23,498
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $503).........................................                         498
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $16,335,773)...................................                  12,372,732
                                                                       ------------
DENMARK -- (2.1%)
COMMON STOCKS -- (2.1%)
 Aalborg Portland Holding A.S. Series A................        22,780       370,262
 Aalborg Portland Holding A.S. Series B................         5,950        97,192
 Aarhus Oliefabrik A.S. Series A.......................         6,770       227,491
 Albani Bryggerierne Series B..........................         1,140        89,118
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Alm Brand A.S. Series B...............................        28,044  $    610,787
 Amagerbanken A.S......................................         3,842       163,171
 Ambu International AS Series B........................           608        28,139
 Amtssparekassen Fyn A.S...............................         4,181       218,545
 Andersen & Martini Series B...........................           500        22,169
 Bording (F.E.) A.S. Series B..........................           475        21,799
 Broedrene Hartmann A.S. Series B......................         1,312       183,695
 Chemitalic A.S........................................         2,230        39,549
 Cubic Modulsystem A/S Series B........................           400        26,447
 Dalhoff, Larsen & Hornemann A.S. Series B.............         1,813        43,435
 Dampskibsselsk et Torm A.S............................         3,657       126,299
 Dampskibsselskabet Norden A.S.........................           937        69,677
 *Dansk Data Elektronik A.S............................         1,190        24,437
 Denka Holding A.S.....................................           400        37,959
 Djursland Bank........................................           473        33,849
 *#East Asiatic Co., Ltd...............................        46,252       262,631
 Egnsbank Fyn Aktieselskab.............................           300        34,303
 Egnsbank Han Herred...................................         2,545        69,286
 Egnsbank Nord A.S.....................................           708        67,187
 Ejendamsselskabet Norden A.S..........................         1,953        95,705
 Fih A.S. Series B.....................................        33,364       737,036
 Foras Holding A.S. Series B...........................         2,979       129,299
 Forstaedernes Bank....................................         4,715        91,461
 Fredgaard Radio AS....................................         2,177       125,309
 Haandvaerkerbanken I Naestved.........................           519        40,370
 Hedegaard (Peder P.) A.S..............................         1,406        51,401
 Henriksen Og Henriksen Holding A/S Series B...........           500        30,880
 Hoejgaard Holding A.S. Series A.......................         2,076       201,850
 Hoejgaard Holding A.S. Series B.......................         1,415       137,581
 Hoffman & Sonner A.S. Series B........................         1,261        40,608
 *Junckers (F.) Industrier A.S.........................         3,475       124,338
 Kompan A.S............................................           310        14,830
 Korn-Og Foderstof Kompagnet A.S.......................        26,230       497,829
 Lan & Spar Bank A.S...................................         5,706       184,636
 Lauritzen (J.) Holding Series B.......................         5,218       422,114
 Lokalbanken I Nordsjaelland A.S.......................           690        53,671
 *Midtbank A.S.........................................         5,700       185,329
 Migatronic Series B...................................         1,294        33,215
 Moens Bank A.S........................................           424        21,899
 Morso Bank............................................           240        20,535
 Naestved Diskontobanken...............................           651        72,412
 Nordvestbank..........................................           943        86,847
 Norresundby Bank......................................           439        63,173
 *Obtec A.S............................................           510        34,910
 Ove Arkil Series B....................................           680        46,017
 *Rederiet Knud I. Larsen A.S..........................         3,619        11,260
 Ringkjoebing Bank.....................................           344        69,570
 Ringkjoebing Landbobank...............................           513       130,085
 Salling Bank..........................................           500        25,280
 *Scanbox Danmark A/S Series B.........................         3,400        71,406
 Skaelskor Bank........................................           540        28,562
 Skjern Bank A.S.......................................           306        24,992
 Spaencom A.S..........................................           300        21,002
 Spar Nord Holding.....................................        11,919       570,174
 Sparbank Vest A.S.....................................         2,374       184,660
 Sparekassen Faaborg A.S...............................         1,634       134,726
 Sydbank A.S...........................................        15,770       723,729
 The Bank of Greenland A.S., Nuuk......................         3,430        98,716
 Thrigetitan AS Series A...............................           100         8,478
 *Topdanmark A.S.......................................         2,460       448,523

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Torsana A/S Series B..................................           200  $     16,646
 Totalbanken A.S.......................................           600        33,603
 Vestfyns Bank.........................................           500        20,613
 Vestjysk Bank.........................................         1,576        94,393
 Vt Holdings A Shares..................................           420        15,355
 Vt Holdings Class B...................................         3,780       126,431
 Wessel & Vett Magasin du Nord A.S. Series C...........         6,498       308,320
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,435,926)...................................                   9,577,206
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone (Cost $0)...............................                           1
                                                                       ------------
TOTAL -- DENMARK
  (Cost $12,435,926)...................................                   9,577,207
                                                                       ------------
NORWAY -- (1.8%)
COMMON STOCKS -- (1.8%)
 *Askia Invest ASA.....................................        93,000        14,452
 *Awilco ASA Series A..................................        22,700        38,013
 Bergensbanken ASA.....................................        24,056       191,752
 Braathens S.A.F.E. ASA................................        86,300       398,868
 *Broevig Offshore ASA.................................         6,600        33,157
 *C. Tybring-Gjedde ASA................................        19,000        95,452
 *Color Line ASA.......................................       110,300       280,756
 Dyno Industrier ASA...................................        68,522     1,083,207
 #Elkem ASA............................................       132,052     1,397,563
 *Fesil ASA............................................        19,257        79,974
 Gresvig ASA...........................................        13,300       106,906
 Hafslund ASA..........................................        45,500       292,585
 Helicopter Services Group ASA.........................        54,652       289,203
 *Kenor ASA............................................        24,000        11,575
 *Kongsberg Automotive ASA.............................        11,499       112,456
 Kverneland ASA........................................        21,732       518,226
 Leif Hoegh & Co. ASA..................................        80,400     1,012,472
 Moelven Industrier ASA................................       179,016       121,111
 Nera ASA..............................................       157,700       226,055
 *Nomadic Shipping ASA.................................        33,021        26,542
 Nordlandsbanken ASA...................................        16,808       378,290
 *Nydalens Compagnie ASA Series A......................        10,112        52,832
 *Raufoss Ammunisjonfabrikker ASA......................         3,100        33,224
 Sagatex AS............................................        18,200        88,995
 Se Labels ASA.........................................        14,028        93,965
 *Sensonor ASA.........................................        57,632       131,254
 Smedvig ASA...........................................        30,600       278,759
 Storli ASA Series A...................................        52,474       456,938
 Ugland Nordic Shipping ASA............................         4,000        34,832
 Veidekke ASA..........................................         3,000        40,190
 *Wabo A.S.A...........................................        24,000           740
 *Waterfront Shipping ASA Series A.....................        24,000         2,572
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,492,289)...................................                   7,922,916
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $63,321)......................................                      63,463
                                                                       ------------
TOTAL -- NORWAY
  (Cost $11,555,610)...................................                   7,986,379
                                                                       ------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
 *Banque Belgo-Zairoise Belgolaise SA..................            83        22,338
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Belge des Betons......................................           626  $    358,842
 CFE (Compagnie Francois d'Entreprises)................         2,996       674,078
 CMB (Cie Martime Belge)...............................         9,700       455,947
 Cofinimmo SA..........................................         5,550       701,504
 Floridienne NV........................................         1,900       117,082
 *Forges de Clabecq SA.................................         1,760           101
 *Franki NV (Cie Internationale des Pieux Armes
   Frankignoul SA).....................................         1,800         5,417
 Ibel (Nouvelle).......................................         2,500       172,327
 *Immobel (Cie Immobiliere de Belgique SA).............        17,260     1,266,424
 *Papeteries de Catala SA..............................           450        74,935
 Quick Restaurants SA..................................         4,000       141,014
 *Recticel SA..........................................        58,686       706,451
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................           275        37,439
 Sapec SA..............................................         6,401       436,640
 Spector Photo Group SA................................         3,000       100,086
 Ter Beke NV...........................................         1,600       141,702
 Uco Textiles NV.......................................         2,000       212,095
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,512,403)....................................                   5,624,422
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Belgian Francs
   (Cost $6,259).......................................                       6,462
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $5,518,662)....................................                   5,630,884
                                                                       ------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
 *Amer Group P.L.C.....................................        80,600       885,668
 Bank of Aland, Ltd....................................         5,700       123,051
 Benefon Oy............................................        19,000       111,226
 Finnair Oyj...........................................       102,600       600,622
 Finvest Oyj...........................................       116,395       158,460
 Honkarakenne Oy Series B..............................        15,900        78,854
 Interavanti Oy........................................        45,000        52,511
 Julius Tallberg-Kiinteistoet Oy, Helsinki Series B....        11,601        80,096
 #Kone Oy Series B.....................................         9,000     1,032,718
 Laennen Tehtaat Oy....................................        12,500       170,175
 Lemminkainen Oy.......................................        23,600       206,544
 #Okobank Series A.....................................        30,570       544,006
 Olvi Oyj Series A.....................................         7,500       151,699
 Oy Leo-Longlife, Ltd. Series A........................         3,900        65,610
 #Partek Oyj...........................................        74,600       812,483
 Raute Oy Series A.....................................        11,200        87,130
 *Silja Oy AB Series A.................................        70,800       185,889
 Tamfelt Oyj...........................................           700        17,698
 Tulikivi Oy...........................................         5,900       122,779
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,018,167)....................................                   5,487,219
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Finnish Markka
   (Cost $100).........................................                         107
                                                                       ------------
TOTAL -- FINLAND
  (Cost $7,018,267)....................................                   5,487,326
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
NEW ZEALAND -- (0.6%)
COMMON STOCKS -- (0.6%)
 AFFCO Holdings, Ltd...................................       145,200  $     16,855
 CDL Hotels NZ, Ltd....................................       255,100        48,457
 Cavalier Corp., Ltd...................................        53,900        95,560
 Ceramco Corp., Ltd....................................        72,600        42,138
 DB Group, Ltd.........................................       151,200       251,309
 *Evergreen Forests, Ltd...............................         2,000           475
 Independent Newspapers, Ltd. (Auckland)...............       193,547       730,194
 New Zealand Oil & Gas, Ltd............................       110,000        23,217
 PDL Holdings, Ltd.....................................        20,300        45,202
 Progessive Enterprises, Ltd...........................       190,700       135,841
 Richina Pacific, Ltd..................................        83,326        26,380
 Sanford, Ltd..........................................       214,000       355,689
 Shortland Properties, Ltd.............................       393,900       130,940
 St. Lukes Group, Ltd..................................       255,181       241,017
 Steel & Tube Holdings, Ltd............................       132,200       110,911
 Tasman Agriculture, Ltd...............................        99,400        40,910
 *Tourism Holdings, Ltd................................        40,114        23,071
 Trans Tasman Properties, Ltd..........................       543,540       123,324
 Tranz Rail Holdings, Ltd..............................       181,100       320,117
 Wrightson, Ltd........................................       222,300        39,881
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,585,332)....................................                   2,801,488
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $5)...........................................                           6
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $2,585,337)....................................                   2,801,494
                                                                       ------------
IRELAND -- (0.4%)
COMMON STOCKS -- (0.3%)
 Abbey P.L.C...........................................        34,858       117,788
 Ardagh P.L.C..........................................        30,537        53,836
 Arnotts P.L.C.........................................        14,090       111,783
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Barlo Group P.L.C.....................................       250,000  $    227,720
 *Dunloe Ewart P.L.C...................................        38,000        17,307
 Golden Vale P.L.C.....................................       142,059       183,663
 Green Proper Co.......................................        61,899       395,587
 Jurys Hotel Group P.L.C...............................        39,870       307,521
 Ryan Hotels P.L.C.....................................        65,978        66,883
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,400,838)....................................                   1,482,088
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Irish Punt
   (Cost $259,321).....................................                     259,928
                                                                       ------------
TOTAL -- IRELAND
  (Cost $1,660,159)....................................                   1,742,016
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $5,133,300) to be
   repurchased at $5,049,694. (Cost $5,049,000)........  $      5,049     5,049,000
                                                                       ------------
TOTAL INVESTMENTS -- (100%)
  (Cost $605,043,400)++................................                $446,992,180
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $605,218,917.
  ##  Illiquid securities fair valued by the Board of Directors.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS
                         THE EMERGING MARKETS PORTFOLIO

                               NOVEMBER 30, 1998

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Emerging Markets Series of The DFA Investment Trust Company...............................  $    225,306,263
                                                                                                              ----------------
    Total Investments (100%) (Cost $288,775,470)++..........................................................  $    225,306,263
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $293,412,815.

                    THE EMERGING MARKETS SMALL CAP PORTFOLIO

                               NOVEMBER 30, 1998

                                                                                                                   VALUE+
                                                                                                              ----------------
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company.....................  $      4,974,696
                                                                                                              ----------------
    Total Investments (100%) (Cost $5,303,834)++............................................................  $      4,974,696
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $5,343,446.

                    THE DFA ONE-YEAR FIXED INCOME PORTFOLIO

                               NOVEMBER 30, 1998

                                                                                                  SHARES           VALUE+
                                                                                               -------------  ----------------
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company.......     75,108,004  $    752,582,205
                                                                                                              ----------------
    Total Investments (100%) (Cost $745,278,083)++...........................................                 $    752,582,205
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $749,681,312.

                 THE DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                               NOVEMBER 30, 1998

                                                                                                  SHARES           VALUE+
                                                                                               -------------  ----------------
Investment in The DFA Two-Year Fixed Income Series of The DFA Investment Trust Company.......     43,183,463  $    440,903,165
                                                                                                              ----------------
    Total Investments (100%) (Cost $433,353,420)++...........................................                 $    440,903,165
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $435,471,294.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                     THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
AGENCY OBLIGATIONS -- (99.3%)
Federal Farm Credit Bank
    4.720%, 12/02/98...................................  $    28,500   $ 28,496,167
    5.020%, 12/09/98...................................       24,000     23,974,560
    4.770%, 12/15/98...................................        9,350      9,332,400
    4.860%, 01/04/99...................................        9,000      8,957,585
    5.000%, 01/05/99...................................       26,000     25,873,864
    5.000%, 01/06/99...................................       50,000     49,750,500
    5.020%, 01/08/99...................................       10,000      9,947,327
    5.000%, 01/15/99...................................       24,000     23,850,300
Federal Home Loan Bank
    4.790%, 12/16/98...................................        7,000      6,986,262
    5.040%, 02/05/99...................................       23,000     22,792,540
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $209,955,500)..................................                 209,961,505
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
  12/01/98 (Collateralized by U.S. Treasury Notes
  6.25%, 08/31/02, valued at $1,531,863) to be
  repurchased at $1,505,207.
      (Cost $1,505,000)................................        1,505      1,505,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $211,460,500)++................................                $211,466,505
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                     THE DFA GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
FRANCE -- (21.1%)
BONDS -- (21.1%)
Belgium (Kingdom of)
    6.875%, 05/30/02...................................        35,000  $  6,797,932
Caisse d'Amortissement et de Dette Sociale
    5.500%, 04/25/02...................................        49,200     9,206,332
Credit Local de France SA Euro Medium Term Notes
    5.375%, 10/11/01...................................        31,000     5,712,185
    6.000%, 07/01/02...................................        20,000     3,787,199
France (Government of) BTAN
    5.500%, 10/12/01...................................        38,000     7,079,759
    4.750%, 03/12/02...................................        30,000     5,499,355
France Telecom SA
    9.000%, 07/27/01...................................        50,000    10,004,038
KFW International Finance, Inc.
    8.750%, 06/26/02...................................        33,800     6,957,619
SNCF (Societe Nationale de Chemins de Fer Francais)
    7.750%, 03/01/02...................................        67,800    13,390,931
Suedwestdeutsche Landesbank Giro & Suedwestlb Capital
  Markets P.L.C.
    6.000%, 03/08/02...................................        15,500     2,925,264
Toyota Motor Credit Corp. Euro Medium Term Notes
    6.250%, 04/11/02...................................        30,000     5,661,226
                                                                       ------------
TOTAL BONDS
  (Cost $73,200,983)...................................                  77,021,840
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *French Francs (Cost $2)..............................                           2
                                                                       ------------
TOTAL -- FRANCE
  (Cost $73,200,985)...................................                  77,021,842
                                                                       ------------
UNITED STATES -- (23.7%)
COMMERCIAL PAPER -- (21.0%)
Barton Capital Corp. C.P.
    5.370%, 01/14/99...................................         4,800     4,768,496
    5.300%, 01/27/99...................................         5,000     4,958,042
CC (USA), Inc. C.P.
    5.200%, 02/22/99...................................         7,000     6,917,853
Ciesco L.P. C.P.
    5.250%, 01/14/99...................................        16,000    15,897,333
Enterprise Funding Corp. C.P.
    5.250%, 12/03/98...................................         3,000     2,999,125
Equipment Intermediation Partnership C.P.
    5.350%, 12/07/98...................................        13,000    12,988,408
National Rural Utilities C.P.
    5.050%, 02/18/99...................................         3,000     2,966,162
Sheffield Corp. C.P.
    5.300%, 12/01/98...................................         4,000     4,000,000
Sigma Finance Corp. C.P.
    5.440%, 01/07/99...................................        11,000    10,938,498

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
Statoil Corp. C.P.
    5.150%, 12/11/98...................................        10,000  $  9,985,694
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $76,418,428)...................................                  76,419,611
                                                                       ------------
VARIABLE RATE
  OBLIGATIONS -- (2.7%)
Chase Manhattan Corp.
    5.500%, 11/24/00...................................        10,000    10,000,000
                                                                       ------------
TOTAL --
  (Cost $10,000,000)...................................                  10,000,000
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $86,418,428)...................................                  86,419,611
                                                                       ------------
GERMANY -- (19.7%)
BONDS -- (19.6%)
Denmark (Kingdom of)
    4.750%, 01/07/02...................................         5,500     3,323,525
Deutsche Bahn Finance BV
    6.875%, 07/19/02...................................         7,100     4,619,170
Germany (Federal Republic of)
    8.000%, 07/22/02...................................        12,000     8,094,489
Japan Finance Corp. for Small Business
    4.500%, 08/07/02...................................        17,400    10,491,785
LB Rheinland-Pfalz Finance BV
    5.375%, 02/12/02...................................        14,700     9,093,276
Landwirtschaftliche Rentenbank
    5.000%, 07/30/02...................................         9,000     5,541,229
Minnesota Mining & Manufacturing Co.
    5.000%, 10/15/01...................................        19,700    12,070,879
Suedwestdeutsche Landesbank Capital Markets P.L.C.
    5.375%, 02/06/02...................................         7,000     4,326,406
Tokyo Electric Power Co., Inc.
    4.750%, 06/16/02...................................        15,000     9,075,693
    7.625%, 11/06/02...................................         7,000     4,622,423
                                                                       ------------
TOTAL BONDS
  (Cost $69,095,005)...................................                  71,258,875
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.1%)
 *German Marks (Cost $386,382).........................                     389,513
                                                                       ------------
TOTAL -- GERMANY
  (Cost $69,481,387)...................................                  71,648,388
                                                                       ------------
JAPAN -- (19.6%)
BONDS -- (19.6%)
Asian Development Bank
    5.000%, 02/05/03...................................     1,600,000    15,339,886
Credit Local de France SA
    6.000%, 10/31/01...................................       400,000     3,774,812
Deutsche Siedlungs Landesrentenbank
    2.600%, 07/10/02...................................       868,000     7,564,987
Eksportfinans ASA
    2.650%, 07/10/02...................................       360,000     3,142,531

THE DFA GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
European Investment Bank
    4.625%, 02/26/03...................................     1,500,000  $ 14,262,273
Inter-American Development Bank
    2.250%, 02/05/02...................................     1,358,000    11,638,638
Nordic Investment Bank
    2.600%, 06/28/02...................................        60,000       522,632
World Bank (International Bank for Reconstruction and
  Development)
    4.500%, 03/20/03...................................     1,580,000    14,991,011
                                                                       ------------
TOTAL -- JAPAN
  (Cost $72,164,593)...................................                  71,236,770
                                                                       ------------
SWEDEN -- (6.3%)
BONDS -- (6.3%)
Eksportfinans ASA
    7.500%, 08/16/01...................................        39,000     5,184,776
Nordic Investment Bank, Helsinki
    7.500%, 02/28/01...................................        47,100     6,219,813
Sweden Govt Bond
    13.000%, 06/15/01..................................        78,000    11,701,202
                                                                       ------------
TOTAL BONDS
  (Cost $23,421,648)...................................                  23,105,791
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Swedish Krona (Cost $2,364)..........................                       2,268
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $23,424,002)...................................                  23,108,059
                                                                       ------------
AUSTRALIA -- (6.2%)
BONDS -- (6.2%)
Airservices Australia
    7.375%, 11/15/01...................................         2,750     1,829,494
Alberta (Province of)
    7.000%, 03/20/02...................................         5,500     3,622,676
KFW International Finance, Inc.
    7.375%, 05/09/01...................................         6,000     3,961,442
Mobil Australia Finance Co., Inc.
    6.625%, 03/15/01...................................         2,000     1,296,209
New South Wales Treasury Corp.
    8.000%, 12/01/01...................................         7,000     4,784,542
New South Wales Treasury Corp. Euro Medium Term Notes
    8.750%, 04/18/02...................................         2,000     1,389,020
State Bank of New South Wales
    11.750%, 08/16/01..................................         3,800     2,778,920
    10.750%, 03/12/02..................................         2,000     1,456,930
State Bank of South Australia
    11.000%, 04/10/02..................................         2,000     1,473,279
                                                                       ------------
TOTAL BONDS
  (Cost $24,568,606)...................................                  22,592,512
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Australian Dollar (Cost $1)..........................                $          1
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $24,568,607)...................................                  22,592,513
                                                                       ------------
NETHERLANDS -- (1.5%)
BONDS -- (1.5%)
Netherlands (Kingdom of)
    5.750%, 09/15/02 (Cost $5,331,157).................        10,000     5,609,521
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $56).......................                          54
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $5,331,213)....................................                   5,609,575
                                                                       ------------
CANADA -- (1.1%)
BONDS -- (1.1%)
Toyota Credit Canada, Inc.
    7.375%, 12/31/01 (Cost $4,335,834).................         5,603     3,872,096
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Canadian Dollars (Cost $2)...........................                           2
                                                                       ------------
TOTAL -- CANADA
  (Cost $4,335,836)....................................                   3,872,098
                                                                       ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN
  CURRENCY -- (0.0%)
 *British Pound Sterling (Cost $73)....................                          73
                                                                       ------------
TEMPORARY CASH
  INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $2,971,350) to be
   repurchased at $2,922,402. (Cost $2,922,000)........         2,922     2,922,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $361,847,124)++................................                $364,430,929
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

             THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
AGENCY OBLIGATIONS -- (59.8%)
Farm Credit System Financial Assistance Corp.
    9.375%, 07/21/03...................................  $     2,000   $  2,347,500
    8.800%, 06/10/05...................................        1,000      1,208,750
Federal Farm Credit Bank
    7.030%, 06/24/03...................................        2,000      2,161,222
    6.400%, 10/09/07...................................        2,500      2,675,745
    6.000%, 01/07/08...................................        5,000      5,205,846
    6.450%, 10/07/09...................................        2,000      2,163,728
    7.160%, 05/19/10...................................        3,000      3,435,859
    6.135%, 12/13/10...................................        4,000      4,244,790
    6.740%, 04/11/11...................................        1,000      1,115,000
    6.260%, 12/02/11...................................        2,000      2,151,446
    6.280%, 11/26/12...................................        1,000      1,081,511
    6.060%, 05/28/13...................................        3,600      3,821,778
Federal Home Loan Bank
    5.930%, 03/07/03...................................        4,085      4,224,232
    5.440%, 10/15/03...................................        8,550      8,699,273
    7.445%, 03/29/05...................................        3,000      3,362,338
    5.935%, 04/22/05...................................        2,000      2,081,151
    6.010%, 05/20/05...................................       11,000     11,496,246
    5.265%, 11/25/05...................................        6,000      6,033,582
    6.440%, 11/28/05...................................        1,350      1,448,707
    6.900%, 02/07/07...................................        5,000      5,518,129
    6.370%, 09/26/07...................................        7,425      7,945,876
    6.200%, 10/10/07...................................        2,000      2,117,087
    5.895%, 01/14/08...................................        2,100      2,175,466
    6.030%, 01/30/08...................................        2,000      2,091,436
    6.185%, 05/06/08...................................        1,000      1,058,127
    6.045%, 05/22/08...................................        1,000      1,048,086
    5.945%, 07/28/08...................................        6,000      6,247,672
    5.550%, 11/17/08...................................        5,000      5,088,040
Federal Home Loan Mortgage Corp.
    7.350%, 03/22/05...................................        2,000      2,230,808
    6.130%, 02/27/06...................................        1,000      1,047,430
    7.100%, 04/10/07...................................        2,000      2,233,228
    6.480%, 12/05/11...................................        2,000      2,192,149
Federal National Mortgage Association
    6.710%, 05/21/03...................................        2,000      2,133,035
    6.050%, 06/30/03...................................        3,000      3,123,658
    5.450%, 10/10/03...................................        2,000      2,035,673
    6.480%, 06/28/04...................................        2,000      2,135,366
    7.400%, 07/01/04...................................        1,000      1,109,962
    7.875%, 02/24/05...................................        2,000      2,289,392
    7.375%, 03/28/05...................................        1,000      1,117,000
    6.220%, 03/13/06...................................        3,070      3,232,844
    6.890%, 04/25/06...................................        1,525      1,668,808
    6.570%, 08/22/07...................................        2,000      2,162,343
    6.470%, 09/25/12...................................        3,410      3,749,539

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

Student Loan Marketing Association
    5.850%, 06/01/07...................................  $     1,000   $  1,031,039
Tennessee Valley Authority
    6.375%, 06/15/05...................................        5,000      5,300,000
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $135,655,284)..................................                 141,040,897
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (38.6%)
U.S. Treasury Bonds
    10.750%, 05/15/03..................................        8,000      9,898,274
    11.125%, 08/15/03..................................        2,000      2,529,576
    11.875%, 11/15/03..................................        3,000      3,928,897
    12.375%, 05/15/04..................................        6,000      8,158,303
    13.750%, 08/15/04..................................        6,000      8,648,011
    11.625%, 11/15/04..................................        5,000      6,752,411
    12.000%, 05/15/05..................................        7,000      9,764,818
    10.750%, 08/15/05..................................        8,000     10,695,794
    9.375%, 02/15/06...................................       11,000     14,027,117
U.S. Treasury Notes
    7.250%, 05/15/04...................................        3,000      3,362,419
    7.000%, 07/15/06...................................        5,000      5,684,926
    6.625%, 05/15/07...................................        2,000      2,245,489
    6.125%, 08/15/07...................................        5,000      5,448,504
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $87,030,716)...................................                  91,144,539
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.25%, 08/31/02, valued at $3,859,013) to be
   repurchased at $3,797,522.
   (Cost $3,797,000)...................................        3,797      3,797,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $226,483,000)++................................                $235,982,436
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                                                                THE U.S.     THE ENHANCED     THE U.S.
                                                                 LARGE        U.S. LARGE       LARGE        THE U.S.
                                                                COMPANY        COMPANY       CAP VALUE     6-10 VALUE
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                              ------------  --------------  ------------  -------------
                                                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value........................................  $    549,974   $     61,523   $  1,080,593  $   2,350,682
Receivables
    Investment Securities Sold..............................           451             --             --          1,177
    Fund Shares Sold........................................            25              4            284            355
Prepaid Expenses and Other Assets...........................            --             23             27             31
                                                              ------------  --------------  ------------  -------------
        Total Assets........................................       550,450         61,550      1,080,904      2,352,245
                                                              ------------  --------------  ------------  -------------
LIABILITIES:
Payable for Investment Securities Purchased.................           113              4            112             --
Payable for Fund Shares Redeemed............................           338             --            172          1,532
Accrued Expenses and Other Liabilities......................            37             10            150            619
                                                              ------------  --------------  ------------  -------------
        Total Liabilities...................................           488             14            434          2,151
                                                              ------------  --------------  ------------  -------------
NET ASSETS..................................................  $    549,962   $     61,536   $  1,080,470  $   2,350,094
                                                              ------------  --------------  ------------  -------------
                                                              ------------  --------------  ------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE...........................    15,888,034      4,312,555     53,451,003    123,137,987
                                                              ------------  --------------  ------------  -------------
                                                              ------------  --------------  ------------  -------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............  $      34.61  $       14.27   $      20.21  $       19.09
                                                              ------------  --------------  ------------  -------------
                                                              ------------  --------------  ------------  -------------
PUBLIC OFFERING PRICE PER SHARE.............................  $      34.61  $       14.27   $      20.21  $       19.09
                                                              ------------  --------------  ------------  -------------
                                                              ------------  --------------  ------------  -------------
Investments at Cost.........................................  $    344,475  $      51,341   $    805,589  $   2,075,505
                                                              ------------  --------------  ------------  -------------
                                                              ------------  --------------  ------------  -------------

                                                                             THE U.S.      THE U.S.        THE DFA
                                                                            6-10 SMALL    9-10 SMALL     REAL ESTATE
                                                                             COMPANY        COMPANY      SECURITIES
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                           ------------  -------------  -------------
                                                                              (AMOUNTS IN THOUSANDS, EXCEPT SHARE
                                                                                            AMOUNTS)
ASSETS:
Investments at Value.....................................................  $    324,695  $   1,339,425   $   106,399
Collateral for Securities Loaned.........................................            --             --            39
Receivables
    Dividends and Interest...............................................            --             --           193
    Investment Securities Sold...........................................           122             89            --
    Fund Shares Sold.....................................................           168            418            12
Prepaid Expenses and Other Assets........................................            11             25             5
                                                                           ------------  -------------  -------------
        Total Assets.....................................................       324,996      1,339,957       106,648
                                                                           ------------  -------------  -------------
LIABILITIES:
Payable for Securities Loaned............................................            --             --            39
Payable for Fund Shares Redeemed.........................................           290            507            20
Accrued Expenses and Other Liabilities...................................           116            940            45
                                                                           ------------  -------------  -------------
        Total Liabilities................................................           406          1,447           104
                                                                           ------------  -------------  -------------
NET ASSETS...............................................................  $    324,590  $   1,338,510   $   106,544
                                                                           ------------  -------------  -------------
                                                                           ------------  -------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE........................................    23,571,573    125,735,879     8,194,130
                                                                           ------------  -------------  -------------
                                                                           ------------  -------------  -------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE...........................  $      13.77  $       10.65   $     13.00
                                                                           ------------  -------------  -------------
                                                                           ------------  -------------  -------------
PUBLIC OFFERING PRICE PER SHARE..........................................  $      13.77  $       10.65   $     13.00
                                                                           ------------  -------------  -------------
                                                                           ------------  -------------  -------------
Investments at Cost......................................................  $    275,335  $   1,111,510   $   109,314
                                                                           ------------  -------------  -------------
                                                                           ------------  -------------  -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                                                                              THE
                                                         THE LARGE CAP   INTERNATIONAL    THE JAPANESE   THE PACIFIC RIM
                                                         INTERNATIONAL   SMALL COMPANY   SMALL COMPANY    SMALL COMPANY
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                        ---------------  -------------   --------------  ----------------
                                                                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..................................    $   115,126     $   274,030     $    119,760     $     89,360
Collateral for Securities Loaned......................          3,090              --               --               --
Cash..................................................             15              15               --               --
Receivables
    Dividends, Interest and Tax Reclaims..............            300              --               --               --
    Investment Securities Sold........................             --               1               55              114
    Fund Shares Sold..................................             27              56                4               --
Prepaid Expenses and Other Assets.....................             18              29                6                7
                                                        ---------------  -------------   --------------  ----------------
        Total Assets..................................        118,576         274,131          119,825           89,481
                                                        ---------------  -------------   --------------  ----------------
LIABILITIES:
Payable for Securities Loaned.........................          3,090              --               --               --
Payable for Investment Securities Purchased...........            810              --               --               --
Payable for Fund Shares Redeemed......................             31              50               59              113
Accrued Expenses and Other Liabilities................             52              89               52               38
                                                        ---------------  -------------   --------------  ----------------
        Total Liabilities.............................          3,983             139              111              151
                                                        ---------------  -------------   --------------  ----------------
NET ASSETS............................................    $   114,593     $   273,992     $    119,714     $     89,330
                                                        ---------------  -------------   --------------  ----------------
                                                        ---------------  -------------   --------------  ----------------
SHARES OUTSTANDING $.01 PAR VALUE.....................      7,037,221      35,028,832       13,151,636       13,627,762
                                                        ---------------  -------------   --------------  ----------------
                                                        ---------------  -------------   --------------  ----------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE........  $       16.28    $       7.82    $        9.10   $         6.55
                                                        ---------------  -------------   --------------  ----------------
                                                        ---------------  -------------   --------------  ----------------
PUBLIC OFFERING PRICE PER SHARE.......................  $       16.28    $       7.87    $        9.15   $         6.62
                                                        ---------------  -------------   --------------  ----------------
                                                        ---------------  -------------   --------------  ----------------
Investments at Cost...................................  $      80,220    $    338,486    $     283,672   $      169,437
                                                        ---------------  -------------   --------------  ----------------
                                                        ---------------  -------------   --------------  ----------------

                                                                                               THE DFA
                                                           THE UNITED                       INTERNATIONAL
                                                          KINGDOM SMALL   THE CONTINENTAL     SMALL CAP     THE EMERGING
                                                             COMPANY       SMALL COMPANY        VALUE         MARKETS
                                                            PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                         ---------------  ----------------  -------------   ------------
                                                                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...................................    $    79,258      $    199,911     $   446,992    $    225,306
Collateral for Securities Loaned.......................             --                --          19,916              --
Cash...................................................             --                --              15              --
Receivables
    Dividends, Interest and Tax Reclaims...............             --                --           1,589              --
    Investment Securities Sold.........................             15                --           3,355             237
    Fund Shares Sold...................................             --               405              28              31
Prepaid Expenses and Other Assets......................              7                 9              13               3
                                                         ---------------  ----------------  -------------   ------------
        Total Assets...................................         79,280           200,325         471,908         225,577
                                                         ---------------  ----------------  -------------   ------------
LIABILITIES:
Payable for Securities Loaned..........................             --                --          19,916              --
Payable for Investment Securities Purchased............             --               365             613              --
Payable for Fund Shares Redeemed.......................             16                40             238             268
Accrued Expenses and Other Liabilities.................             33                82             340              82
                                                         ---------------  ----------------  -------------   ------------
        Total Liabilities..............................             49               487          21,107             350
                                                         ---------------  ----------------  -------------   ------------
NET ASSETS.............................................    $    79,231      $    199,838     $   450,801    $    225,227
                                                         ---------------  ----------------  -------------   ------------
                                                         ---------------  ----------------  -------------   ------------
SHARES OUTSTANDING $.01 PAR VALUE......................      3,663,691        11,469,251      59,810,954      27,608,051
                                                         ---------------  ----------------  -------------   ------------
                                                         ---------------  ----------------  -------------   ------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.........  $       21.63    $        17.42    $       7.54    $       8.16
                                                         ---------------  ----------------  -------------   ------------
                                                         ---------------  ----------------  -------------   ------------
PUBLIC OFFERING PRICE PER SHARE........................  $       21.63    $        17.59    $       7.59    $       8.20
                                                         ---------------  ----------------  -------------   ------------
                                                         ---------------  ----------------  -------------   ------------
Investments at Cost....................................  $      76,226    $      134,890    $    605,043    $    288,775
                                                         ---------------  ----------------  -------------   ------------
                                                         ---------------  ----------------  -------------   ------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                                                                                                     THE DFA
                                                                                     THE DFA        TWO-YEAR        THE DFA
                                                                  THE EMERGING    ONE-YEAR FIXED  GLOBAL FIXED     FIVE-YEAR
                                                                  MARKETS SMALL       INCOME         INCOME       GOVERNMENT
                                                                  CAP PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                 ---------------  --------------  -------------  -------------
                                                                         (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...........................................    $     4,975     $    752,582    $   440,903    $   211,467
Receivables
    Investment Securities Sold.................................             --               --          1,191             --
    Fund Shares Sold...........................................              1              828             63             19
Prepaid Expenses and Other Assets..............................             54               16             26             12
                                                                 ---------------  --------------  -------------  -------------
        Total Assets...........................................          5,030          753,426        442,183        211,498
                                                                 ---------------  --------------  -------------  -------------
LIABILITIES:
Payable for Investment Securities Purchased....................              1               62             --             --
Payable for Fund Shares Redeemed...............................             --              766          1,254            455
Accrued Expenses and Other Liabilities.........................              8               88             44             57
                                                                 ---------------  --------------  -------------  -------------
        Total Liabilities......................................              9              916          1,298            512
                                                                 ---------------  --------------  -------------  -------------
NET ASSETS.....................................................    $     5,021     $    752,510    $   440,885    $   210,986
                                                                 ---------------  --------------  -------------  -------------
                                                                 ---------------  --------------  -------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE..............................        552,099       73,596,549     43,183,343     20,385,623
                                                                 ---------------  --------------  -------------  -------------
                                                                 ---------------  --------------  -------------  -------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.................    $      9.09     $      10.22    $     10.21    $     10.35
                                                                 ---------------  --------------  -------------  -------------
                                                                 ---------------  --------------  -------------  -------------
PUBLIC OFFERING PRICE PER SHARE................................    $      9.18     $      10.22    $     10.21    $     10.35
                                                                 ---------------  --------------  -------------  -------------
                                                                 ---------------  --------------  -------------  -------------
Investments at Cost............................................    $     5,304     $    745,278    $   433,353    $   211,461
                                                                 ---------------  --------------  -------------  -------------
                                                                 ---------------  --------------  -------------  -------------

                                                                                                                 THE DFA
                                                                                                  THE DFA      INTERMEDIATE
                                                                                                GLOBAL FIXED    GOVERNMENT
                                                                                                   INCOME      FIXED INCOME
                                                                                                 PORTFOLIO      PORTFOLIO
                                                                                                ------------   ------------
                                                                                                  (AMOUNTS IN THOUSANDS,
                                                                                                   EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..........................................................................  $   364,431    $   235,982
Cash..........................................................................................           15             --
Receivables
    Dividends and Interest....................................................................        7,615          3,083
    Fund Shares Sold..........................................................................          281             30
Prepaid Expenses and Other Assets.............................................................           11              9
                                                                                                ------------   ------------
        Total Assets..........................................................................      372,353        239,104
                                                                                                ------------   ------------
LIABILITIES:
Payable for Fund Shares Redeemed..............................................................          132             14
Accrued Expenses and Other Liabilities........................................................          130             55
Unrealized Loss on Forward Currency Contracts.................................................          472             --
                                                                                                ------------   ------------
        Total Liabilities.....................................................................          734             69
                                                                                                ------------   ------------
NET ASSETS....................................................................................  $   371,619    $   239,035
                                                                                                ------------   ------------
                                                                                                ------------   ------------
SHARES OUTSTANDING $.01 PAR VALUE.............................................................   34,896,674     20,296,976
                                                                                                ------------   ------------
                                                                                                ------------   ------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE................................................  $     10.65    $     11.78
                                                                                                ------------   ------------
                                                                                                ------------   ------------
PUBLIC OFFERING PRICE PER SHARE...............................................................  $     10.65    $     11.78
                                                                                                ------------   ------------
                                                                                                ------------   ------------
Investments at Cost...........................................................................  $   361,847    $   226,483
                                                                                                ------------   ------------
                                                                                                ------------   ------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

                                                                         THE ENHANCED    THE U.S.
                                                       THE U.S. LARGE     U.S. LARGE     LARGE CAP     THE U.S.
                                                           COMPANY         COMPANY         VALUE      6-10 VALUE
                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                       ---------------  --------------  -----------  ------------
INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company.........................             --      $    2,512     $  17,189   $     20,050
  Net Investment Income from The DFA Investment Trust
    Company..........................................    $     6,607              --            --             --
                                                       ---------------  --------------  -----------  ------------
        Total Investment Income......................          6,607           2,512        17,189         20,050
                                                       ---------------  --------------  -----------  ------------
EXPENSES
  Administrative Services............................            963              79         1,486          6,775
  Accounting & Transfer Agent Fees...................            121              19            27             24
  Legal Fees.........................................              7               2            13             40
  Audit Fees.........................................              1              --             2              5
  Filing Fees........................................             64              18            85            166
  Shareholders' Reports..............................             16               2            37             87
  Directors' Fees and Expenses.......................              5               2            12             27
  Other..............................................              1               8             3              7
                                                       ---------------  --------------  -----------  ------------
        Total Expenses...............................          1,178             130         1,665          7,131
  Less: Expenses Waived..............................           (789)             (3)           --             --
                                                       ---------------  --------------  -----------  ------------
  Net Expenses.......................................            389             127         1,665          7,131
                                                       ---------------  --------------  -----------  ------------
  NET INVESTMENT INCOME..............................          6,218           2,385        15,524         12,919
                                                       ---------------  --------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Capital Gain Distributions Received from The DFA
    Investment Trust Company.........................             --           5,923        46,822        189,783
  Net Realized Gain (Loss) on Investment
    Securities.......................................            616            (734)       (4,583)        (5,236)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities............................         85,494           3,627        39,784       (427,856)
                                                       ---------------  --------------  -----------  ------------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES.........         86,110           8,816        82,023       (243,309)
                                                       ---------------  --------------  -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS..................................    $    92,328      $   11,201     $  97,547   $   (230,390)
                                                       ---------------  --------------  -----------  ------------
                                                       ---------------  --------------  -----------  ------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

                                                             THE U.S.      THE U.S.      THE DFA
                                                            6-10 SMALL    9-10 SMALL   REAL ESTATE  THE LARGE CAP
                                                              COMPANY      COMPANY     SECURITIES   INTERNATIONAL
                                                             PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                            -----------  ------------  -----------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
    and $156, respectively)...............................          --             --   $   6,548   $      1,835
  Interest................................................          --             --         116            155
  Income from Securities Lending..........................          --             --          34             94
  Income Distributions Received from The DFA Investment
    Trust Company.........................................   $   2,816   $      8,876          --             --
                                                            -----------  ------------  -----------  -------------
        Total Investment Income...........................       2,816          8,876       6,698          2,084
                                                            -----------  ------------  -----------  -------------
EXPENSES
  Investment Advisory Services............................          --             --         313            248
  Administrative Services.................................       1,111          5,831          --             --
  Accounting & Transfer Agent Fees........................          22             19         109            129
  Custodian's Fee.........................................          --             --          12             40
  Legal Fees..............................................           5            150           2              7
  Audit Fees..............................................           1              4          12             11
  Filing Fees.............................................          31             73          26             20
  Shareholders' Reports...................................          15            135           4              7
  Directors' Fees and Expenses............................           5             19           1              1
  Other...................................................           1              6           5              7
                                                            -----------  ------------  -----------  -------------
        Total Expenses....................................       1,191          6,237         484            470
                                                            -----------  ------------  -----------  -------------
  NET INVESTMENT INCOME...................................       1,625          2,639       6,214          1,614
                                                            -----------  ------------  -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received from The DFA
    Investment Trust Company..............................      25,514             --          --             --
  Net Realized Gain (Loss) on Investment Securities.......      (2,676)       (28,940)       (391)            75
  Net Realized Gain on Foreign Currency Transactions......          --             --          --             12
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............     (53,552)      (148,754)    (19,644)        13,019
    Translation of Foreign Currency Denominated Amounts...          --             --          --             32
                                                            -----------  ------------  -----------  -------------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
      CURRENCY............................................     (30,714)      (177,694)    (20,035)        13,138
                                                            -----------  ------------  -----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...............................................   $ (29,089)  $   (175,055)  $ (13,821)  $     14,752
                                                            -----------  ------------  -----------  -------------
                                                            -----------  ------------  -----------  -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

                                                                              THE
                                                               THE         JAPANESE    THE PACIFIC    THE UNITED
                                                          INTERNATIONAL      SMALL      RIM SMALL    KINGDOM SMALL
                                                          SMALL COMPANY     COMPANY      COMPANY        COMPANY
                                                            PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                          -------------   -----------  -----------  ---------------
INVESTMENT INCOME
  Interest..............................................  $        129            --           --              --
  Net Investment Income from The DFA Investment Trust
    Company.............................................         6,078     $   1,495    $   3,635     $     3,607
                                                          -------------   -----------  -----------  ---------------
        Total Investment Income.........................         6,207         1,495        3,635           3,607
                                                          -------------   -----------  -----------  ---------------
EXPENSES
  Administrative Services...............................         1,058           459          366             433
  Accounting & Transfer Agent Fees......................            31            38           38              38
  Legal Fees............................................             5             2            2               2
  Audit Fees............................................             1            --           --               1
  Filing Fees...........................................            87            15           13              14
  Shareholders' Reports.................................            10             5            4               5
  Directors' Fees and Expenses..........................             3             2            1               1
  Other.................................................             9             2            2               3
                                                          -------------   -----------  -----------  ---------------
        Total Expenses..................................         1,204           523          426             497
  Less: Expenses Waived.................................           (14)           --           --              --
                                                          -------------   -----------  -----------  ---------------
  Net Expenses..........................................         1,190           523          426             497
                                                          -------------   -----------  -----------  ---------------
  NET INVESTMENT INCOME.................................         5,017           972        3,209           3,110
                                                          -------------   -----------  -----------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investment Securities.....           101        (8,019)        (950)         10,986
  Net Realized Loss on Foreign Currency Transactions....          (177)         (151)        (133)            (95)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........        (4,354)        4,531      (28,633)        (24,506)
    Translation of Foreign Currency Denominated
      Amounts...........................................            95            67           (1)             (6)
                                                          -------------   -----------  -----------  ---------------
    NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
      CURRENCY..........................................        (4,335)       (3,572)     (29,717)        (13,621)
                                                          -------------   -----------  -----------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.............................................  $        682     $  (2,600)   $ (26,508)    $   (10,511)
                                                          -------------   -----------  -----------  ---------------
                                                          -------------   -----------  -----------  ---------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

                                                              THE          THE DFA
                                                          CONTINENTAL   INTERNATIONAL     THE       THE EMERGING
                                                             SMALL        SMALL CAP     EMERGING    MARKETS SMALL
                                                            COMPANY         VALUE       MARKETS          CAP
                                                           PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO(1)
                                                          ------------  -------------  ----------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $1,473, $0 and $0, respectively)....................           --   $     11,873           --            --
  Interest..............................................           --            763           --            --
  Income from Securities Lending........................           --            328           --            --
  Net Investment Income from The DFA Investment Trust
    Company.............................................  $     3,983             --   $    3,520     $      43
                                                          ------------  -------------  ----------        ------
        Total Investment Income.........................        3,983         12,964        3,520            43
                                                          ------------  -------------  ----------        ------
EXPENSES
  Investment Advisory Services..........................           --          3,104           --            --
  Administrative Services...............................          911             --          847             8
  Accounting & Transfer Agent Fees......................           38            485           51            28
  Custodian's Fee.......................................           --            230           --            --
  Legal Fees............................................            4             26            4            --
  Audit Fees............................................            1             52            1             1
  Filing Fees...........................................           14            114           65             2
  Shareholders' Reports.................................            9             54           16             3
  Directors' Fees and Expenses..........................            3              6            3            --
  Other.................................................            4             36            7             6
                                                          ------------  -------------  ----------        ------
        Total Expenses..................................          984          4,107          994            48
                                                          ------------  -------------  ----------        ------
  NET INVESTMENT INCOME (LOSS)..........................        2,999          8,857        2,526            (5)
                                                          ------------  -------------  ----------        ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY...................................
  Net Realized Gain (Loss) on Investment Securities.....       20,674          9,582      (22,594)          181
  Net Realized Loss on Foreign Currency Transactions....          (99 )         (303 )       (354)           (6)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........       20,213        (21,770 )     (8,906)         (329)
    Translation of Foreign Currency Denominated
      Amounts...........................................          186             78            9            --
                                                          ------------  -------------  ----------        ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY............................................       40,974        (12,413 )    (31,845)         (154)
                                                          ------------  -------------  ----------        ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.............................................  $    43,973   $     (3,556 ) $  (29,319)    $    (159)
                                                          ------------  -------------  ----------        ------
                                                          ------------  -------------  ----------        ------

--------------

(1)  For the period March 5, (commencement of operations) to November 30, 1998.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

                                                                                                             THE DFA
                                                                                              THE DFA       TWO-YEAR
                                                                                             ONE-YEAR     GLOBAL FIXED
                                                                                           FIXED INCOME      INCOME
                                                                                             PORTFOLIO      PORTFOLIO
                                                                                           -------------  -------------
INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company....................   $    43,117    $    25,765
                                                                                           -------------  -------------
        Total Investment Income..........................................................        43,117         25,765
                                                                                           -------------  -------------
EXPENSES
  Administrative Services................................................................           766            427
  Accounting & Transfer Agent Fees.......................................................            24             19
  Legal Fees.............................................................................            13              6
  Audit Fees.............................................................................             2              1
  Filing Fees............................................................................            51             64
  Shareholders' Reports..................................................................            30             17
  Directors' Fees and Expenses...........................................................            10              6
  Other..................................................................................             2              8
                                                                                           -------------  -------------
        Total Expenses...................................................................           898            548
                                                                                           -------------  -------------
  NET INVESTMENT INCOME..................................................................        42,219         25,217
                                                                                           -------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received from The DFA Investment Trust Company..............            --            897
  Net Realized Gain (Loss) on Investment Securities......................................           354         (1,915)
  Change in Unrealized Appreciation of
    Investment Securities................................................................            77          2,141
                                                                                           -------------  -------------
  NET GAIN ON INVESTMENT SECURITIES......................................................           431          1,123
                                                                                           -------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................   $    42,650    $    26,340
                                                                                           -------------  -------------
                                                                                           -------------  -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

                                                                                                         THE DFA
                                                                           THE DFA        THE DFA     INTERMEDIATE
                                                                          FIVE-YEAR    GLOBAL FIXED    GOVERNMENT
                                                                          GOVERNMENT      INCOME      FIXED INCOME
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                         ------------  -------------  -------------
INVESTMENT INCOME
  Interest.............................................................   $   11,544    $    12,922    $     9,623
                                                                         ------------  -------------  -------------
        Total Investment Income........................................       11,544         12,922          9,623
                                                                         ------------  -------------  -------------
EXPENSES
  Investment Advisory Services.........................................          422            755            240
  Accounting & Transfer Agent Fees.....................................           92            313             77
  Custodian's Fee......................................................           20             45             15
  Legal Fees...........................................................            3             13              2
  Audit Fees...........................................................           24             30             16
  Filing Fees..........................................................           30             58             20
  Shareholders' Reports................................................            9             11              6
  Directors' Fees and Expenses.........................................            3              3              3
  Other................................................................            3              2              4
                                                                         ------------  -------------  -------------
        Total Expenses.................................................          606          1,230            383
                                                                         ------------  -------------  -------------
  NET INVESTMENT INCOME................................................       10,938         11,692          9,240
                                                                         ------------  -------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain on Investment Securities...........................          259          2,462          1,592
  Net Realized Gain on Foreign Currency Transactions...................           --          7,244             --
  Change in Unrealized Appreciation of:
    Investment Securities and Foreign Currency.........................           96          8,878          6,122
    Translation of Foreign Currency Denominated Amounts................           --         (5,046)            --
                                                                         ------------  -------------  -------------
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY...............          355         13,538          7,714
                                                                         ------------  -------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................   $   11,293    $    25,230    $    16,954
                                                                         ------------  -------------  -------------
                                                                         ------------  -------------  -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                         THE ENHANCED U.S.           THE U.S.
                                     THE U.S. LARGE        LARGE COMPANY            LARGE CAP
                                   COMPANY PORTFOLIO         PORTFOLIO           VALUE PORTFOLIO        THE U.S. 6-10 VALUE
                                  --------------------  --------------------  ----------------------         PORTFOLIO
                                    YEAR       YEAR       YEAR       YEAR                    YEAR     ------------------------
                                    ENDED      ENDED      ENDED      ENDED    YEAR ENDED     ENDED    YEAR ENDED   YEAR ENDED
                                  NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                    1998       1997       1998       1997        1998        1997        1998         1997
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.........  $   6,218  $   4,429  $   2,385  $   1,501  $    15,524  $  11,814  $    12,919  $     6,176
  Capital Gain Distributions
    Received from The DFA
    Investment Trust Company....         --         --      5,923      3,438       46,822     28,840      189,783       55,250
  Net Realized Gain (Loss) on
    Investment Securities.......        616        386       (734)      (223)      (4,583)      (374)      (5,236)        (793)
  Change in Unrealized
    Appreciation (Depreciation)
    of Investment Securities....     85,494     61,568      3,627      2,464       39,784    112,833     (427,856)     429,999
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------
      Net Increase (Decrease) in
        Net Assets Resulting
        from Operations.........     92,328     66,383     11,201      7,180       97,547    153,113     (230,390)     490,632
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------
Distributions From:
  Net Investment Income.........     (5,855)    (4,238)    (2,692)    (1,430)     (14,645)   (11,318)      (9,211)      (7,821)
  Net Realized Gains............       (834)    (1,083)    (4,915)    (1,462)     (36,941)   (11,813)     (87,388)     (26,324)
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------
      Total Distributions.......     (6,689)    (5,321)    (7,607)    (2,892)     (51,586)   (23,131)     (96,599)     (34,145)
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................    215,482    129,228     20,928     30,747      332,100    244,279      817,555      644,816
  Shares Issued in Lieu of Cash
    Distributions...............      5,414      4,190      5,780        796       40,279     17,570       82,593       28,379
  Shares Redeemed...............   (100,110)   (38,700)   (16,408)   (17,425)    (177,873)   (92,977)    (321,719)    (238,326)
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------
      Net Increase From Capital
        Shares Transactions.....    120,786     94,718     10,300     14,118      194,506    168,872      578,429      434,869
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------
      Total Increase............    206,425    155,780     13,894     18,406      240,467    298,854      251,440      891,356

NET ASSETS
  Beginning of Period...........    343,537    187,757     47,642     29,236      840,003    541,149    2,098,654    1,207,298
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------
  End of Period.................  $ 549,962  $ 343,537  $  61,536  $  47,642  $ 1,080,470  $ 840,003  $ 2,350,094  $ 2,098,654
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................      6,823      5,125      1,587      2,448       16,676     14,060       39,986       34,268
   Shares Issued in Lieu of Cash
     Distributions..............        180        173        479         68        2,190      1,083        4,021        1,683
   Shares Redeemed..............     (3,176)    (1,498)    (1,253)    (1,488)      (9,117)    (5,299)     (15,865)     (11,957)
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------
                                      3,827      3,800        813      1,028        9,749      9,844       28,142       23,994
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------
                                  ---------  ---------  ---------  ---------  -----------  ---------  -----------  -----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                          THE DFA            THE LARGE CAP
                                                                                        REAL ESTATE          INTERNATIONAL
                                   THE U.S. 6-10 SMALL      THE U.S. 9-10 SMALL     SECURITIES PORTFOLIO       PORTFOLIO
                                    COMPANY PORTFOLIO        COMPANY PORTFOLIO      --------------------  --------------------
                                  ----------------------  ------------------------    YEAR       YEAR       YEAR       YEAR
                                  YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED     ENDED      ENDED      ENDED      ENDED
                                   NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                     1998        1997        1998         1997        1998       1997       1998       1997
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.........  $    1,625  $    1,369  $     2,639  $     2,784  $   6,214  $   5,413  $   1,614  $   1,425
  Capital Gain Distributions
    Received from The DFA
    Investment Trust Company....      25,514      25,830           --           --         --         --         --         --
  Net Realized Gain (Loss) on
    Investment Securities.......      (2,676)      3,502      (28,940)     203,572       (391)     9,447         75        (71)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions................          --          --           --           --         --         --         12        (12)
Change in Unrealized
  Appreciation (Depreciation)
  of:
  Investment Securities and
    Foreign Currency............     (53,552)     34,002     (148,754)     117,414    (19,644)     8,112     13,019      1,055
  Translation of Foreign
    Currency Denominated
    Amounts.....................          --          --           --           --         --         --         32         (6)
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------
      Net Increase (Decrease) in
        Net Assets Resulting
        from Operations.........     (29,089)     64,703     (175,055)     323,770    (13,821)    22,972     14,752      2,391
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------

Distributions From:
  Net Investment Income.........      (1,600)     (1,724)      (2,802)      (2,613)    (4,644)    (3,559)    (1,509)    (1,189)
  Net Realized Gains............     (30,255)    (14,685)    (203,659)    (112,075)        --         --         --       (464)
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------
      Total Distributions.......     (31,855)    (16,409)    (206,461)    (114,688)    (4,644)    (3,559)    (1,509)    (1,653)
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------

Capital Share Transactions (1):
  Shares Issued.................     136,597     150,640      353,806      280,065     46,933     44,305     35,615     29,793
  Shares Issued in Lieu of Cash
    Distributions...............      29,641      14,417      177,758      102,836      3,540      2,916     (1,509)     1,653
  Shares Redeemed...............    (118,696)   (109,553)    (320,965)    (264,360)   (20,536)   (35,952)   (22,997)   (24,283)
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------
      Net Increase From Capital
        Shares Transactions.....      47,542      55,504      210,599      118,541     29,937     11,269     14,127      7,163
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------
      Total Increase
        (Decrease)..............     (13,402)    103,798     (170,917)     327,623     11,472     30,682     27,370      7,901

NET ASSETS
  Beginning of Period...........     337,992     234,194    1,509,427    1,181,804     95,072     64,390     87,223     79,322
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------
  End of Period.................  $  324,590  $  337,992  $ 1,338,510  $ 1,509,427  $ 106,544  $  95,072  $ 114,593  $  87,223
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................       9,329      10,399       30,328       22,996      3,339      3,193      2,321      2,101
   Shares Issued in Lieu of Cash
     Distributions..............       2,014       1,066       15,525        9,206        242        222        109        122
   Shares Redeemed..............      (7,783)     (7,570)     (27,978)     (21,719)    (1,509)    (2,384)    (1,506)    (1,703)
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------
                                       3,560       3,895       17,875       10,483      2,072      1,031        924        520
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------
                                  ----------  ----------  -----------  -----------  ---------  ---------  ---------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                            THE INTERNATIONAL
                                                              SMALL COMPANY       THE JAPANESE SMALL    THE PACIFIC RIM SMALL
                                                                PORTFOLIO          COMPANY PORTFOLIO      COMPANY PORTFOLIO
                                                           --------------------  ---------------------  ---------------------
                                                             YEAR       YEAR       YEAR                   YEAR
                                                             ENDED      ENDED      ENDED    YEAR ENDED    ENDED    YEAR ENDED
                                                           NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,
                                                             1998       1997       1998        1997       1998        1997
                                                           ---------  ---------  ---------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..................................  $   5,017  $   2,742  $     972  $    1,001  $   3,209  $    3,827
  Net Realized Gain (Loss) on Investment Securities......        101       (813)    (8,019)     (1,544)      (950)      5,758
  Net Realized Gain (Loss) on Foreign Currency
    Transactions.........................................       (177)      (109)      (151)         62       (133)       (370)

  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........     (4,354)   (59,544)     4,531    (134,974)   (28,633)    (81,707)
    Translation of Foreign Currency Denominated
      Amounts............................................         95        (70)        67         (17)        (1)        (10)
                                                           ---------  ---------  ---------  ----------  ---------  ----------
      Net Increase (Decrease) in Net Assets Resulting
        from Operations..................................        682    (57,794)    (2,600)   (135,472)   (26,508)    (72,502)
                                                           ---------  ---------  ---------  ----------  ---------  ----------

Distributions From:
  Net Investment Income..................................     (2,942)      (200)    (1,284)       (778)    (3,671)     (4,235)
  Net Realized Gains.....................................         --         --         --     (16,082)    (5,808)    (11,345)
                                                           ---------  ---------  ---------  ----------  ---------  ----------
      Total Distributions................................     (2,942)      (200)    (1,284)    (16,860)    (9,479)    (15,580)
                                                           ---------  ---------  ---------  ----------  ---------  ----------

Capital Share Transactions (1):
  Shares Issued..........................................    127,735    211,077     34,679      47,734     26,870      11,716
  Shares Issued in Lieu of Cash Distributions............      2,942        200      1,284      16,860      9,479      15,580
  Shares Redeemed........................................    (84,894)   (26,932)   (26,382)    (92,365)   (22,352)    (43,436)
                                                           ---------  ---------  ---------  ----------  ---------  ----------
      Net Increase (Decrease) From Capital Shares
        Transactions.....................................     45,783    184,345      9,581     (27,771)    13,997     (16,140)
                                                           ---------  ---------  ---------  ----------  ---------  ----------
      Total Increase (Decrease)..........................     43,523    126,351      5,697    (180,103)   (21,990)   (104,222)

NET ASSETS
  Beginning of Period....................................    230,469    104,118    114,017     294,120    111,320     215,542
                                                           ---------  ---------  ---------  ----------  ---------  ----------
  End of Period..........................................  $ 273,992  $ 230,469  $ 119,714  $  114,017  $  89,330  $  111,320
                                                           ---------  ---------  ---------  ----------  ---------  ----------
                                                           ---------  ---------  ---------  ----------  ---------  ----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................     16,168     21,979      3,866       3,244      3,947         789
   Shares Issued in Lieu of Cash Distributions...........        410         21        169         978      1,218       1,051
   Shares Redeemed.......................................    (11,004)    (2,995)    (2,950)     (6,140)    (3,228)     (3,110)
                                                           ---------  ---------  ---------  ----------  ---------  ----------
                                                               5,574     19,005      1,085      (1,918)     1,937      (1,270)
                                                           ---------  ---------  ---------  ----------  ---------  ----------
                                                           ---------  ---------  ---------  ----------  ---------  ----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                     THE UNITED KINGDOM
                                       SMALL COMPANY      THE CONTINENTAL SMALL  THE DFA INTERNATIONAL   THE EMERGING MARKETS
                                         PORTFOLIO          COMPANY PORTFOLIO       SMALL CAP VALUE           PORTFOLIO
                                    --------------------  ---------------------        PORTFOLIO         --------------------
                                      YEAR       YEAR       YEAR                 ----------------------    YEAR       YEAR
                                      ENDED      ENDED      ENDED    YEAR ENDED  YEAR ENDED  YEAR ENDED    ENDED      ENDED
                                    NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,
                                      1998       1997       1998        1997        1998        1997       1998       1997
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........  $   3,110  $   3,635  $   2,999  $    4,007  $    8,857  $    6,288  $   2,526  $   2,651
  Net Realized Gain (Loss) on
    Investment Securities.........     10,986     12,752     20,674      16,008       9,582      15,347    (22,594)       151
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..................        (95)       117        (99)       (405)       (303)        (18)      (354)       698
Change in Unrealized Appreciation
  (Depreciation) of:
  Investment Securities and
    Foreign Currency..............    (24,506)    (4,795)    20,213      16,460     (21,770)   (126,164)    (8,906)   (58,004)
  Translation of Foreign Currency
    Denominated Amounts...........         (6)        (1)       186        (144)         78          (8)         9        (18)
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
      Net Increase (Decrease) in
        Net Assets Resulting from
        Operations................    (10,511)    11,708     43,973      35,926      (3,556)   (104,555)   (29,319)   (54,522)
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
Distributions From:
  Net Investment Income...........     (3,815)    (4,223)    (3,596)     (5,597)     (6,364)     (4,587)    (5,275)    (1,330)
  Net Realized Gains..............    (12,752)    (7,613)   (16,007)    (16,811)    (14,868)    (10,863)       (40)        --
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
      Total Distributions.........    (16,567)   (11,836)   (19,603)    (22,408)    (21,232)    (15,450)    (5,315)    (1,330)
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
Capital Share Transactions (1):
  Shares Issued...................      2,757      9,340      8,192      11,783     157,631     221,239    126,740    146,704
  Shares Issued in Lieu of Cash
    Distributions.................     16,567     11,836     19,603      22,408      21,232      15,450      5,315      1,330
  Shares Redeemed.................    (43,906)   (56,946)   (85,071)   (114,290)   (134,531)    (60,915)   (84,242)   (42,159)
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
      Net Increase (Decrease) From
        Capital Shares
        Transactions..............    (24,582)   (35,770)   (57,276)    (80,099)     44,332     175,774     47,813    105,875
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------

      Total Increase (Decrease)...    (51,660)   (35,898)   (32,906)    (66,581)     19,544      55,769     13,179     50,023

NET ASSETS
  Beginning of Period.............    130,891    166,789    232,744     299,325     431,257     375,488    212,048    162,025
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
  End of Period...................  $  79,231  $ 130,891  $ 199,838  $  232,744  $  450,801  $  431,257  $ 225,227  $ 212,048
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................        108        337        469         775      20,265      23,265     14,812     11,652
   Shares Issued in Lieu of Cash
     Distributions................        663        440      1,342       1,582       3,002       1,604        599        114
   Shares Redeemed................     (1,669)    (2,073)    (4,942)     (7,367)    (17,729)     (6,517)    (9,868)    (3,541)
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
                                         (898)    (1,296)    (3,131)     (5,010)      5,538      18,352      5,543      8,225
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------
                                    ---------  ---------  ---------  ----------  ----------  ----------  ---------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (Amounts in thousands)

                                                                  THE EMERGING       THE DFA ONE-YEAR       THE DFA TWO-YEAR
                                                                  MARKETS SMALL        FIXED INCOME        GLOBAL FIXED INCOME
                                                                  CAP PORTFOLIO         PORTFOLIO               PORTFOLIO
                                                                 ---------------  ----------------------  ---------------------
                                                                     MARCH 5         YEAR        YEAR        YEAR       YEAR
                                                                       TO           ENDED       ENDED       ENDED       ENDED
                                                                    NOV. 30,       NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,
                                                                      1998           1998        1997        1998       1997
                                                                 ---------------  ----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................     $      (5)    $   42,219  $   44,469  $   25,217  $  24,784
  Capital Gain Distributions Received from The DFA Investment
    Trust Company..............................................            --             --          --         897        251
  Net Realized Gain (Loss) on Investment Securities............           181            354        (153)     (1,915)      (257)
  Net Realized Loss on Foreign Currency Transactions...........            (6)            --          --          --         --
Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities and Foreign Currency...................          (329)            77      (1,625)      2,141     (4,154)
                                                                      -------     ----------  ----------  ----------  ---------
      Net Increase (Decrease) in Net Assets Resulting from
        Operations.............................................          (159)        42,650      42,691      26,340     20,624
                                                                      -------     ----------  ----------  ----------  ---------
Distributions From:
  Net Investment Income........................................            --        (42,291)    (44,616)    (32,465)   (18,076)
  Net Realized Gains...........................................            --           (380)        (81)       (816)      (251)
                                                                      -------     ----------  ----------  ----------  ---------
      Total Distributions......................................            --        (42,671)    (44,697)    (33,281)   (18,327)
                                                                      -------     ----------  ----------  ----------  ---------
Capital Share Transactions (1):
  Shares Issued................................................         5,624        352,543     430,934     141,638    155,724
  Shares Issued in Lieu of Cash Distributions..................            --         32,442      36,040      16,434      8,378
  Shares Redeemed..............................................          (444)      (384,691)   (567,252)   (129,151)   (66,837)
                                                                      -------     ----------  ----------  ----------  ---------
      Net Increase (Decrease) From Capital Shares
        Transactions...........................................         5,180            294    (100,278)     28,921     97,265
                                                                      -------     ----------  ----------  ----------  ---------
      Total Increase (Decrease)................................         5,021            273    (102,284)     21,980     99,562

NET ASSETS
  Beginning of Period..........................................            --        752,237     854,521     418,905    319,343
                                                                      -------     ----------  ----------  ----------  ---------
  End of Period................................................     $   5,021     $  752,510  $  752,237  $  440,885  $ 418,905
                                                                      -------     ----------  ----------  ----------  ---------
                                                                      -------     ----------  ----------  ----------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................................           615         34,520      42,250      14,058     15,130
   Shares Issued in Lieu of Cash Distributions.................            --          3,187       3,541       1,653        820
   Shares Redeemed.............................................           (63)       (37,674)    (55,639)    (12,799)    (6,488)
                                                                      -------     ----------  ----------  ----------  ---------
                                                                          552             33      (9,848)      2,912      9,462
                                                                      -------     ----------  ----------  ----------  ---------
                                                                      -------     ----------  ----------  ----------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                              THE DFA
                                                                                                            INTERMEDIATE
                                                             THE DFA FIVE-YEAR       THE DFA GLOBAL       GOVERNMENT FIXED
                                                                 GOVERNMENT           FIXED INCOME             INCOME
                                                                 PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                            --------------------  --------------------  --------------------
                                                              YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                                              ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                                            NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                                              1998       1997       1998       1997       1998       1997
                                                            ---------  ---------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
  Net Investment Income...................................  $  10,938  $  11,373  $  11,692  $   9,339  $   9,240  $   7,613
  Net Realized Gain on Investment Securities..............        259      2,329      2,462      1,496      1,592        604
  Net Realized Gain on Foreign Currency Transactions......         --         --      7,244     10,999         --         --
Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities and Foreign Currency..............         96     (3,322)     8,878     (9,751)     6,122        281
  Translation of Foreign Currency Denominated Amounts.....         --         --     (5,046)     3,858         --         --
                                                            ---------  ---------  ---------  ---------  ---------  ---------
      Net Increase in Net Assets Resulting from
        Operations........................................     11,293     10,380     25,230     15,941     16,954      8,498
                                                            ---------  ---------  ---------  ---------  ---------  ---------

Distributions From:
  Net Investment Income...................................    (11,268)   (10,523)   (25,763)   (14,771)    (8,667)    (7,137)
  Net Realized Gains......................................         --         --     (1,482)    (1,383)      (583)        --
                                                            ---------  ---------  ---------  ---------  ---------  ---------
      Total Distributions.................................    (11,268)   (10,523)   (27,245)   (16,154)    (9,250)    (7,137)
                                                            ---------  ---------  ---------  ---------  ---------  ---------
Capital Share Transactions (1):
  Shares Issued...........................................     75,970     79,939    148,062    106,837    110,800     42,284
  Shares Issued in Lieu of Cash Distributions.............      8,763      8,591     17,181      8,538      1,503      1,171
  Shares Redeemed.........................................    (78,149)   (58,396)   (41,687)   (30,856)   (17,527)   (16,205)
                                                            ---------  ---------  ---------  ---------  ---------  ---------
      Net Increase From Capital Shares Transactions.......      6,584     30,134    123,556     84,519     94,776     27,250
                                                            ---------  ---------  ---------  ---------  ---------  ---------
      Total Increase......................................      6,609     29,991    121,541     84,306    102,480     28,611

NET ASSETS
  Beginning of Period.....................................    204,377    174,386    250,078    165,772    136,555    107,944
                                                            ---------  ---------  ---------  ---------  ---------  ---------
  End of Period...........................................  $ 210,986  $ 204,377  $ 371,619  $ 250,078  $ 239,035  $ 136,555
                                                            ---------  ---------  ---------  ---------  ---------  ---------
                                                            ---------  ---------  ---------  ---------  ---------  ---------

(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................................      7,436      7,877     14,232      9,896      9,587      3,872
  Shares Issued in Lieu of Cash Distributions.............        870        857      1,691        956        134        108
  Shares Redeemed.........................................     (7,639)    (5,752)    (4,002)    (2,889)    (1,535)    (1,487)
                                                            ---------  ---------  ---------  ---------  ---------  ---------
                                                                  667      2,982     11,921      7,963      8,186      2,493
                                                            ---------  ---------  ---------  ---------  ---------  ---------
                                                            ---------  ---------  ---------  ---------  ---------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   THE U.S. LARGE COMPANY PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                YEAR             YEAR             YEAR            YEAR            YEAR
                                               ENDED            ENDED            ENDED            ENDED           ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,        NOV. 30,
                                                1998             1997             1996            1995            1994
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....    $      28.48     $      22.73     $      18.12     $ 13.58         $ 13.91
                                            ------------     ------------     ------------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................            0.43             0.42             0.41        0.35            0.37
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........            6.20             5.89             4.52        4.57           (0.22)
                                            ------------     ------------     ------------     -----------     -----------
    Total From Investment Operations....            6.63             6.31             4.93        4.92            0.15
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................           (0.43)           (0.43)           (0.31)      (0.36)          (0.37)
  Net Realized Gains....................           (0.07)           (0.13)           (0.01)      (0.02)          (0.11)
                                            ------------     ------------     ------------     -----------     -----------
    Total Distributions.................           (0.50)           (0.56)           (0.32)      (0.38)          (0.48)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........    $      34.61     $      28.48     $      22.73     $ 18.12         $ 13.58
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return............................           23.56%           28.26%           27.49%      36.54%           1.04%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...    $    549,962     $    343,537     $    187,757     $97,111         $48,638
Ratio of Expenses to Average Net
  Assets**..............................            0.15%(a)         0.15%(a)         0.21%(a)    0.24%(a)        0.24%(a)
Ratio of Net Investment Income to
  Average Net Assets....................            1.39%(a)         1.66%(a)         2.10%(a)    2.29%(a)        2.75%(a)
Portfolio Turnover Rate.................             N/A              N/A              N/A         N/A             N/A
Portfolio Turnover Rate of Master Fund
  Series................................            9.31%            4.28%           14.09%       2.38%           8.52%
--------------------------------------------------------------------------------------------------------------------------

                                           THE ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                          -------------------------------------------
                                             YEAR            YEAR           JULY 3
                                             ENDED           ENDED            TO
                                           NOV. 30,        NOV. 30,        NOV. 30,
                                             1998            1997            1996
----------------------------------------  -------------------------------------------
Net Asset Value, Beginning of Period....  $ 13.61         $ 11.83         $ 10.00
                                          -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................     0.63            0.54            0.12
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     2.15            2.40            1.71
                                          -----------     -----------     -----------
    Total From Investment Operations....     2.78            2.94            1.83
----------------------------------------  -------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................    (0.72)          (0.55)             --
  Net Realized Gains....................    (1.40)          (0.61)             --
                                          -----------     -----------     -----------
    Total Distributions.................    (2.12)          (1.16)             --
----------------------------------------  -------------------------------------------
Net Asset Value, End of Period..........  $ 14.27         $ 13.61         $ 11.83
----------------------------------------  -------------------------------------------
----------------------------------------  -------------------------------------------
Total Return............................    23.73%          27.22%          18.30%#
----------------------------------------  -------------------------------------------
Net Assets, End of Period (thousands)...  $61,536         $47,642         $29,236
Ratio of Expenses to Average Net
  Assets**..............................     0.45%(b)        0.52%(b)        0.65%*
Ratio of Net Investment Income to
  Average Net Assets....................     4.54%(b)        4.51%(b)        3.44%*
Portfolio Turnover Rate.................      N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund
  Series................................    86.98%         193.78%         211.07%*
----------------------------------------  -------------------------------------------

        *  Annualized

        #  Non-annualized

       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

      (a)  Had certain waivers and assumptions of expenses not been in effect the ratios of expenses to average net assets for the years ended November 30, 1998 through 1994 would have been 0.32%, 0.35%, 0.45%, 0.46%, and 0.66%, respectively, and the ratios of net investment income to average net assets for the years ended November 30, 1998 through 1994 would have been
           1.21%, 1.46%, 1.85%, 2.23%, and 2.64%, respectively.

      (b)  Had certain waivers and assumption of expenses not been in effect, the ratio of expenses to average net assets for the years ended November 30, 1998 and 1997 would have been 0.46% and 0.54%, respectively, and the ratio of net investments income to average net assets for the years ended November 30, 1998 and 1997 would have been 4.53% and 4.49%, respectively.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   THE U.S. LARGE CAP VALUE PORTFOLIO
                                                   ------------------------------------------------------------------
                                                        YEAR           YEAR         YEAR         YEAR         YEAR
                                                       ENDED          ENDED        ENDED        ENDED        ENDED
                                                      NOV. 30,       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                        1998           1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........      $        19.22   $    15.98   $    13.29   $     9.91   $    10.60
                                                   --------------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................                0.31         0.29         0.30         0.29         0.32
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................                1.83         3.60         2.62         3.55        (0.68)
                                                   --------------   ----------   ----------   ----------   ----------
    Total From Investment Operations.........                2.14         3.89         2.92         3.84        (0.36)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................               (0.31)       (0.30)       (0.23)       (0.29)       (0.33)
  Net Realized Gains.........................               (0.84)       (0.35)          --        (0.17)          --
                                                   --------------   ----------   ----------   ----------   ----------
    Total Distributions......................               (1.15)       (0.65)       (0.23)       (0.46)       (0.33)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............      $        20.21   $    19.22   $    15.98   $    13.29   $     9.91
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total Return.................................               11.69%       25.10%       22.20%       39.13%       (3.27)%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........      $    1,080,470   $  840,003   $  541,149   $  280,915   $  197,566
Ratio of Expenses to Average Net Assets**....                0.33%        0.35%        0.36%        0.42%        0.44%
Ratio of Net Investment Income to Average Net
  Assets.....................................                1.57%        1.70%        2.17%        2.49%        3.50%
Portfolio Turnover Rate......................                 N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund
  Series.....................................               24.70%       17.71%       20.12%       29.41%       39.33%
---------------------------------------------------------------------------------------------------------------------

                                                                     THE U.S. 6-10 VALUE PORTFOLIO
                                               --------------------------------------------------------------------------
                                                    YEAR             YEAR             YEAR           YEAR         YEAR
                                                   ENDED            ENDED            ENDED          ENDED        ENDED
                                                  NOV. 30,         NOV. 30,         NOV. 30,       NOV. 30,     NOV. 30,
                                                    1998             1997             1996           1995         1994
---------------------------------------------  --------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........  $        22.09   $        17.00   $        14.03   $    11.13   $    11.04
                                               --------------   --------------   --------------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................            0.12             0.07             0.11         0.10         0.14
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................           (2.10)            5.49             2.93         3.06         0.10
                                               --------------   --------------   --------------   ----------   ----------
    Total From Investment Operations.........           (1.98)            5.56             3.04         3.16         0.24
---------------------------------------------  --------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................           (0.10)           (0.11)           (0.02)       (0.10)       (0.15)
  Net Realized Gains.........................           (0.92)           (0.36)           (0.05)       (0.16)          --
                                               --------------   --------------   --------------   ----------   ----------
    Total Distributions......................           (1.02)           (0.47)           (0.07)       (0.26)       (0.15)
---------------------------------------------  --------------------------------------------------------------------------
Net Asset Value, End of Period...............  $        19.09   $        22.09   $        17.00   $    14.03   $    11.13
---------------------------------------------  --------------------------------------------------------------------------
---------------------------------------------  --------------------------------------------------------------------------
Total Return.................................           (9.32)%          33.57%           21.70%       28.41%        2.19%
---------------------------------------------  --------------------------------------------------------------------------
Net Assets, End of Period (thousands)........  $    2,350,094   $    2,098,654   $    1,207,298   $  609,950   $  344,148
Ratio of Expenses to Average Net Assets**....            0.58%            0.60%            0.61%        0.64%        0.66%
Ratio of Net Investment Income to Average Net
  Assets.....................................            0.57%            0.37%            0.78%        0.85%        1.69%
Portfolio Turnover Rate......................             N/A              N/A              N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund
  Series.....................................           22.51%           25.47%           14.91%       20.62%        8.22%
---------------------------------------------  --------------------------------------------------------------------------

       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           THE U.S. 6-10 SMALL COMPANY PORTFOLIO
                                    -----------------------------------------------------------------------------------
                                       YEAR              YEAR              YEAR              YEAR              YEAR
                                       ENDED             ENDED             ENDED             ENDED             ENDED
                                     NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                       1998              1997              1996              1995              1994
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................      $     16.89       $     14.53       $     12.64       $     11.08       $     11.43
                                    -----------       -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......             0.08              0.09              0.11              0.09              0.09
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............            (1.55)             3.42              2.20              2.81             (0.07)
                                    -----------       -----------       -----------       -----------       -----------
    Total From Investment
      Operations..............            (1.47)             3.51              2.31              2.90              0.02
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......            (0.08)            (0.12)            (0.02)            (0.14)            (0.09)
  Net Realized Gains..........            (1.57)            (1.03)            (0.40)            (1.20)            (0.28)
                                    -----------       -----------       -----------       -----------       -----------
    Total Distributions.......            (1.65)            (1.15)            (0.42)            (1.34)            (0.37)
-----------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of
    Period....................      $     13.77       $     16.89       $     14.53       $     12.64       $     11.08
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Return..................            (9.27)%           26.12%            18.73%            28.75%             0.22%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $   324,590       $   337,992       $   234,194       $   186,644       $   112,137
Ratio of Expenses to Average
  Net Assets..................             0.43%**           0.45%**           0.48%**           0.49%**           0.53%**
Ratio of Net Investment Income
  to Average Net Assets.......             0.47%             0.48%             0.75%             0.83%             0.72%
Portfolio Turnover Rate.......              N/A               N/A               N/A               N/A               N/A
Portfolio Turnover Rate of
  Master Fund Series..........            29.15%            30.04%            32.38%            21.16%            27.65%
-----------------------------------------------------------------------------------------------------------------------

                                                       THE U.S. 9-10 SMALL COMPANY PORTFOLIO
                                -----------------------------------------------------------------------------------
                                   YEAR              YEAR              YEAR              YEAR              YEAR
                                   ENDED             ENDED             ENDED             ENDED             ENDED
                                 NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                   1998              1997              1996              1995              1994
------------------------------  -----------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................  $     13.99       $     12.14       $     11.03       $      8.49       $      8.69
                                -----------       -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......         0.02              0.03              0.03              0.05              0.01
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        (1.44)             3.01              1.85              2.61              0.40
                                -----------       -----------       -----------       -----------       -----------
    Total From Investment
      Operations..............        (1.42)             3.04              1.88              2.66              0.41
------------------------------  -----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......        (0.03)            (0.03)            (0.01)            (0.04)            (0.03)
  Net Realized Gains..........        (1.89)            (1.16)            (0.76)            (0.08)            (0.58)
                                -----------       -----------       -----------       -----------       -----------
    Total Distributions.......        (1.92)            (1.19)            (0.77)            (0.12)            (0.61)
------------------------------  -----------------------------------------------------------------------------------
  Net Asset Value, End of
    Period....................  $     10.65       $     13.99       $     12.14       $     11.03       $      8.49
------------------------------  -----------------------------------------------------------------------------------
------------------------------  -----------------------------------------------------------------------------------
Total Return..................       (11.14)%           27.46%            18.05%            31.37%             5.06%
------------------------------  -----------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $ 1,338,510       $ 1,509,427       $ 1,181,804       $   925,474       $   659,221
Ratio of Expenses to Average
  Net Assets..................         0.59%***          0.60%             0.61%             0.62%             0.65%
Ratio of Net Investment Income
  to Average Net Assets.......         0.18%             0.21%             0.22%             0.45%             0.16%
Portfolio Turnover Rate.......          N/A             27.81%            23.68%            24.65%            16.56%
Portfolio Turnover Rate of
  Master Fund Series..........        26.44%              N/A               N/A               N/A               N/A
------------------------------  -----------------------------------------------------------------------------------

       **  Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.
      ***  Represents the combined ratio for the portfolio and its respective pro-rata share of its Master Fund Series for the year ended November 30, 1998.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              THE DFA REAL ESTATE SECURITIES PORTFOLIO
                                   ----------------------------------------------------------------------------------------------
                                        YEAR                YEAR                YEAR                YEAR                YEAR
                                       ENDED               ENDED               ENDED               ENDED               ENDED
                                      NOV. 30,            NOV. 30,            NOV. 30,            NOV. 30,            NOV. 30,
                                        1998                1997                1996                1995                1994
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................     $        15.53      $      12.65        $      10.00        $       9.28        $      10.92
                                   --------------      --------------      --------------      --------------      --------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......               0.74              0.88                0.71                0.61                0.37
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............              (2.52)             2.68                2.08                0.68               (1.65)
                                   --------------      --------------      --------------      --------------      --------------
    Total From Investment
      Operations..............              (1.78)             3.56                2.79                1.29               (1.28)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......              (0.75)            (0.68)              (0.14)              (0.46)              (0.28)
  Net Realized Gains..........                 --                --                  --                  --                  --
  Tax Return of Capital.......                 --                --                  --               (0.11)              (0.08)
                                   --------------      --------------      --------------      --------------      --------------
    Total Distributions.......              (0.75)            (0.68)              (0.14)              (0.57)              (0.36)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................     $        13.00      $      15.53        $      12.65        $      10.00        $       9.28
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return..................             (12.01)%           29.13%              28.24%              14.00%             (11.76)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................     $      106,544      $     95,072        $     64,390        $     43,435        $     30,456
Ratio of Expenses to Average
  Net Assets..................               0.46%             0.48%               0.71%               0.82%               0.90%
Ratio of Net Investment Income
  to Average Net Assets.......               5.95%             5.73%               7.08%               6.76%               3.90%
Portfolio Turnover Rate.......               2.55%            30.73%              11.25%               0.66%              28.87%
---------------------------------------------------------------------------------------------------------------------------------

                                                            THE LARGE CAP INTERNATIONAL PORTFOLIO
                                ----------------------------------------------------------------------------------------------
                                     YEAR                YEAR                YEAR                YEAR                YEAR
                                    ENDED               ENDED               ENDED               ENDED               ENDED
                                   NOV. 30,            NOV. 30,            NOV. 30,            NOV. 30,            NOV. 30,
                                     1998                1997                1996                1995                1994
------------------------------  ----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................  $        14.27      $      14.18        $      12.60        $      11.91        $      11.26
                                --------------      --------------      --------------      --------------      --------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......            0.23              0.23                0.21                0.15                0.09
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............            2.03              0.15                1.39                0.95                1.11
                                --------------      --------------      --------------      --------------      --------------
    Total From Investment
      Operations..............            2.26              0.38                1.60                1.10                1.20
------------------------------  ----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......           (0.25)            (0.21)              (0.02)              (0.18)              (0.09)
  Net Realized Gains..........              --             (0.08)                 --               (0.23)              (0.46)
  Tax Return of Capital.......              --                --                  --                  --                  --
                                --------------      --------------      --------------      --------------      --------------
    Total Distributions.......           (0.25)            (0.29)              (0.02)              (0.41)              (0.55)
------------------------------  ----------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $        16.28      $      14.27        $      14.18        $      12.60        $      11.91
------------------------------  ----------------------------------------------------------------------------------------------
------------------------------  ----------------------------------------------------------------------------------------------
Total Return..................           16.13%             2.80%              12.68%               9.37%              10.74%
------------------------------  ----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $      114,593      $     87,223        $     79,322        $     67,940        $     55,635
Ratio of Expenses to Average
  Net Assets..................            0.47%             0.47%               0.58%               0.57%               0.66%
Ratio of Net Investment Income
  to Average Net Assets.......            1.63%             1.69%               1.57%               1.84%               1.18%
Portfolio Turnover Rate.......            4.36%             2.31%              17.65%              24.44%              33.15%
------------------------------  ----------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                  THE INTERNATIONAL
                                    SMALL COMPANY
                                      PORTFOLIO                                 THE JAPANESE SMALL COMPANY PORTFOLIO
                          ----------------------------------       ---------------------------------------------------------------
                            YEAR          YEAR      OCT. 1,          YEAR                                      YEAR         YEAR
                            ENDED        ENDED         TO           ENDED      YEAR ENDED   YEAR ENDED        ENDED        ENDED
                          NOV. 30,      NOV. 30,    NOV. 30,       NOV. 30,     NOV. 30,     NOV. 30,        NOV. 30,     NOV. 30,
                            1998          1997        1996           1998         1997         1996            1995         1994
Net Asset Value,
  Beginning of Period...  $    7.82     $   9.96    $  10.00       $   9.45      $  21.03     $   22.78      $  25.06     $  19.96
                          ---------     --------    --------       --------    ----------   -----------      --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income..............       0.15         0.10        0.01           0.07          0.09          0.07          0.06         0.05
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....      (0.04)       (2.22)      (0.05)         (0.31)       (10.45)        (1.45)        (1.65)        5.76
                          ---------     --------    --------       --------    ----------   -----------      --------     --------
    Total From
      Investment
      Operations........       0.11        (2.12)      (0.04)         (0.24)       (10.36)        (1.38)        (1.59)        5.81
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..............      (0.11)       (0.02)         --          (0.11)        (0.06)        (0.01)        (0.06)       (0.04)
  Net Realized Gains....         --           --          --             --         (1.16)        (0.36)        (0.63)       (0.67)
                          ---------     --------    --------       --------    ----------   -----------      --------     --------
    Total
      Distributions.....      (0.11)       (0.02)         --          (0.11)        (1.22)        (0.37)        (0.69)       (0.71)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period................  $    7.82     $   7.82    $   9.96       $   9.10      $   9.45     $   21.03      $  22.78     $  25.06
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Return............      1.49%       (21.35)%     (0.40)%#       (2.37)%      (51.90)%       (6.28)%       (6.54)%     29.59%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (thousands)....  $ 273,992     $230,469    $104,118       $119,714      $114,017     $ 294,120      $371,113     $330,674
Ratio of Expenses to
  Average Net
  Assets**..............       0.73%        0.75%       0.70%*(a)      0.74%         0.73%         0.72%         0.74%        0.76%
Ratio of Net Investment
  Income to Average Net
  Assets................       1.62%        1.46%       0.54%*(a)      0.85%         0.50%         0.24%         0.25%        0.10%
Portfolio Turnover
  Rate..................        N/A***       N/A***      N/A***         N/A           N/A         18.52%*(b)     7.79%       10.51%
Portfolio Turnover Rate
  of Master Fund
  Series................        N/A          N/A         N/A           8.14%        13.17%         1.67%*(c)      N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------

        *  Annualized
        #  Non-annualized
       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent years.
      ***  Refer to the respective Master Fund Series.
      (a)  Had certain waivers and assumptions of expenses not been in effect, the ratio of expenses to average net assets, for the period ended November 30, 1996 would have been 0.79%, and the ratio of net investment income to average net assets for the period ended November 30, 1996 would have been 0.45%.
      (b)  Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund series in a tax-free exchange).
      (c)  Calculated for the period August 9 to November 30, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           THE PACIFIC RIM SMALL COMPANY PORTFOLIO
                                               ----------------------------------------------------------------
                                                                YEAR        YEAR          YEAR
                                               YEAR ENDED      ENDED       ENDED         ENDED      YEAR ENDED
                                                NOV. 30,      NOV. 30,    NOV. 30,      NOV. 30,     NOV. 30,
                                                  1998          1997        1996          1995         1994
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....        $  9.52       $  16.63    $  14.38      $  15.98      $   16.45
                                               ----------     --------    --------      --------    -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........           0.25           0.32        0.27          0.34           0.23
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          (2.40)         (6.22)       2.40         (1.33)          0.47
                                               ----------     --------    --------      --------    -----------
    Total From Investment Operations....          (2.15)         (5.90)       2.67         (0.99)          0.70
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................          (0.32)         (0.33)      (0.02)        (0.34)         (0.23)
  Net Realized Gains....................          (0.50)         (0.88)      (0.40)        (0.27)         (0.94)
                                               ----------     --------    --------      --------    -----------
    Total Distributions.................          (0.82)         (1.21)      (0.42)        (0.61)         (1.17)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........        $  6.55       $   9.52    $  16.63      $  14.38      $   15.98
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Total Return............................         (23.98)%       (38.07)%     19.06%        (6.27)%         4.26%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...        $89,330       $111,320    $215,542      $193,137      $ 212,953
Ratio of Expenses to Average Net
  Assets**..............................           0.84%          0.84%       0.84%         0.83%          0.95%
Ratio of Net Investment Income to
  Average Net Assets....................           3.51%          1.95%       1.70%         2.22%          1.47%
Portfolio Turnover Rate.................            N/A            N/A        7.05%*(a)     5.95%         26.05%
Portfolio Turnover Rate of Master Fund
  Series................................          25.84%         24.00%       8.04%*(b)      N/A            N/A
---------------------------------------------------------------------------------------------------------------

                                                              THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                               -------------------------------------------------------------------------
                                                                   YEAR          YEAR            YEAR
                                                YEAR ENDED         ENDED         ENDED           ENDED       YEAR ENDED
                                                 NOV. 30,        NOV. 30,      NOV. 30,        NOV. 30,       NOV. 30,
                                                   1998            1997          1996            1995           1994
----------------------------------------       -------------------------------------------------------------------------
Net Asset Value, Beginning of Period....          $ 28.69        $   28.47     $   24.09       $   23.20       $   21.22
                                               -------------     ---------     ---------       ---------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........             0.87             0.81          0.72            0.84            0.48
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........            (4.27)            1.46          5.31            1.12            2.03
                                               -------------     ---------     ---------       ---------     -----------
    Total From Investment Operations....            (3.40)            2.27          6.03            1.96            2.51
----------------------------------------       -------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................            (0.84)           (0.73)        (0.06)          (0.76)          (0.53)
  Net Realized Gains....................            (2.82)           (1.32)        (1.59)          (0.31)             --
                                               -------------     ---------     ---------       ---------     -----------
    Total Distributions.................            (3.66)           (2.05)        (1.65)          (1.07)          (0.53)
----------------------------------------       -------------------------------------------------------------------------
Net Asset Value, End of Period..........          $ 21.63        $   28.69     $   28.47       $   24.09       $   23.20
----------------------------------------       -------------------------------------------------------------------------
----------------------------------------       -------------------------------------------------------------------------
Total Return............................           (13.56)%           8.45%        26.76%           8.39%          11.85%
----------------------------------------       -------------------------------------------------------------------------
Net Assets, End of Period (thousands)...          $79,231        $ 130,891     $ 166,789       $ 167,730       $ 214,113
Ratio of Expenses to Average Net
  Assets**..............................             0.72%            0.70%         0.73%           0.72%           0.74%
Ratio of Net Investment Income to
  Average Net Assets....................             2.87%            2.40%         2.49%           2.51%           1.95%
Portfolio Turnover Rate.................              N/A              N/A          3.72%*(a)       7.82%          10.75%
Portfolio Turnover Rate of Master Fund
  Series................................            11.26%            4.26%         4.55%*(b)        N/A             N/A
----------------------------------------       -------------------------------------------------------------------------

        *  Annualized

       **  Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the period ended
           November 30, 1996 and subsequent periods.

      (a)  Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996
           (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).

      (b)  Calculated for the period August 9 to November 30, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          THE CONTINENTAL SMALL COMPANY PORTFOLIO
                                    -----------------------------------------------------------------------------------
                                       YEAR              YEAR              YEAR              YEAR              YEAR
                                       ENDED             ENDED             ENDED             ENDED             ENDED
                                     NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                       1998              1997              1996              1995              1994
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................      $     15.94       $     15.26       $     14.13       $     14.63       $     12.62
                                    -----------       -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT
  OPERATIONS..................
  Net Investment Income.......             0.28              0.29              0.30              0.29              0.18
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............             2.55              1.55              1.58             (0.48)             2.10
                                    -----------       -----------       -----------       -----------       -----------
    Total From Investment
      Operations..............             2.83              1.84              1.88             (0.19)             2.28
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......            (0.25)            (0.29)            (0.02)            (0.29)            (0.19)
  Net Realized Gains..........            (1.10)            (0.87)            (0.73)            (0.02)            (0.07)
  Tax Return of Capital.......               --                --                --                --             (0.01)
                                    -----------       -----------       -----------       -----------       -----------
    Total Distributions.......            (1.35)            (1.16)            (0.75)            (0.31)            (0.27)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................      $     17.42       $     15.94       $     15.26       $     14.13       $     14.63
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Return..................            19.42%            13.02%            13.96%            (1.33)%           18.19%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $   199,838       $   232,744       $   299,325       $   314,116       $   340,992
Ratio of Expenses to Average
  Net Assets**................             0.70%             0.72%             0.73%             0.74%             0.77%
Ratio of Net Investment Income
  to Average Net Assets.......             1.32%             1.41%             1.81%             1.69%             1.21%
Portfolio Turnover Rate.......              N/A               N/A              3.67%*(a)         9.79%            10.22%
Portfolio Turnover Rate of
  Master Fund Series..........             0.74%             3.46%             6.69%*(b)          N/A               N/A
-----------------------------------------------------------------------------------------------------------------------

                                                      THE DFA INTERNATIONAL
                                                    SMALL CAP VALUE PORTFOLIO
                                -----------------------------------------------------------------
                                   YEAR              YEAR              YEAR            DEC. 30,
                                   ENDED             ENDED             ENDED            1994 TO
                                 NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                   1998              1997              1996              1995
------------------------------  -----------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................  $      7.95       $     10.45       $      9.68       $     10.00
                                -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT
  OPERATIONS..................
  Net Investment Income.......         0.15              0.12              0.11              0.05
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        (0.16)            (2.19)             0.66             (0.32)
                                -----------       -----------       -----------       -----------
    Total From Investment
      Operations..............        (0.01)            (2.07)             0.77             (0.27)
------------------------------  -----------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......        (0.12)            (0.13)               --             (0.04)
  Net Realized Gains..........        (0.28)            (0.30)               --             (0.01)
  Tax Return of Capital.......           --                --                --                --
                                -----------       -----------       -----------       -----------
    Total Distributions.......        (0.40)            (0.43)               --             (0.05)
------------------------------  -----------------------------------------------------------------
Net Asset Value, End of
  Period......................  $      7.54       $      7.95       $     10.45       $      9.68
------------------------------  -----------------------------------------------------------------
------------------------------  -----------------------------------------------------------------
Total Return..................         0.17%           (20.60)%            8.01%            (2.73)%#
------------------------------  -----------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $   450,801       $   431,257       $   375,488       $   147,125
Ratio of Expenses to Average
  Net Assets**................         0.86%             0.90%             0.99%             1.23%*
Ratio of Net Investment Income
  to Average Net Assets.......         1.85%             1.47%             1.38%             1.43%*
Portfolio Turnover Rate.......        18.71%            13.63%            14.52%             1.62%*
Portfolio Turnover Rate of
  Master Fund Series..........          N/A               N/A               N/A               N/A
------------------------------  -----------------------------------------------------------------

        *  Annualized
        #  Non-annualized
       **  Represents the combined ratios for The Continental Small Company Portfolio and its pro-rata share of its Master Fund
           Series for the period ended November 30, 1996 and subsequent periods.
      (a)  Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996, (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).
      (b)  Items calculated for the period August 9 to November 30, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                              THE EMERGING
                                                                                             MARKETS SMALL
                                             THE EMERGING MARKETS PORTFOLIO                  CAP PORTFOLIO
                                ---------------------------------------------------------   ----------------
                                  YEAR        YEAR        YEAR        YEAR      APRIL 25        MARCH 5,
                                  ENDED       ENDED       ENDED       ENDED        TO              TO
                                NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,        NOV. 30,
                                  1998        1997        1996        1995        1994            1998
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................  $    9.61   $   11.71   $   10.35   $  11.30    $  10.00        $  10.00
                                ---------   ---------   ---------   ---------   ---------        -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......       0.13        0.12        0.09       0.06       (0.02)          (0.01)
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      (1.32)      (2.13)       1.27      (0.96)       1.32           (0.90)
                                ---------   ---------   ---------   ---------   ---------        -------
    Total From Investment
      Operations..............      (1.19)      (2.01)       1.36      (0.90)       1.30           (0.91)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.26)      (0.09)         --      (0.05)         --              --
  Net Realized Gains..........         --          --          --         --          --              --
                                ---------   ---------   ---------   ---------   ---------        -------
    Total Distributions.......      (0.26)      (0.09)         --      (0.05)         --              --
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    8.16   $    9.61   $   11.71   $  10.35    $  11.30        $   9.09
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Total Return..................     (12.57)%    (17.27)%     13.18%     (7.96)%     13.00%#         (9.10)%#
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $ 225,227   $ 212,048   $ 162,025   $ 49,337    $ 15,731        $  5,021
Ratio of Expenses to Average
  Net Assets**................       1.00%       0.99%       1.15%      1.58%       2.43%*          2.36%*(a)
Ratio of Net Investment Income
  to Average Net Assets.......       1.19%       1.19%       1.14%      0.98%      (0.44)%*        (0.29)%*(a)
Portfolio Turnover Rate.......        N/A         N/A         N/A        N/A         N/A             N/A
Portfolio Turnover Rate of
  Master Fund Series..........       9.76%       0.54%       0.37%      8.17%       1.28%*         13.41%
------------------------------------------------------------------------------------------------------------

        *  Annualized
        #  Non-annualized
       **  Represents the combined ratios for respective portfolios and their respective pro-rata share of their Master Fund Series for the period ended November 30, 1996 and subsequent periods.
      (a)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        THE DFA ONE-YEAR FIXED INCOME PORTFOLIO (1)
                                               --------------------------------------------------------------
                                                                 YEAR        YEAR        YEAR
                                               YEAR ENDED       ENDED       ENDED       ENDED      YEAR ENDED
                                                NOV. 30,       NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                                  1998           1997        1996        1995         1994
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....        $    10.23     $  10.24    $  10.21    $  10.05      $  10.28
                                               -----------     --------    --------    --------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................              0.57         0.59        0.56        0.60          0.46
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........                --        (0.01)       0.03        0.17         (0.21)
                                               -----------     --------    --------    --------    ----------
    Total From Investment Operations....              0.57         0.58        0.59        0.77          0.25
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................              0.57)       (0.59)      (0.56)      (0.60)        (0.46)
  Net Realized Gain.....................             (0.01)          --          --       (0.01)        (0.02)
                                               -----------     --------    --------    --------    ----------
    Total Distributions.................             (0.58)       (0.59)      (0.56)      (0.61)        (0.48)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........        $    10.22     $  10.23    $  10.24    $  10.21      $  10.05
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Return............................              5.74%        5.84%       5.94%       7.80%         2.48%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...        $  752,510     $752,237    $854,521    $704,950      $592,226
Ratio of Expenses to Average Net
  Assets**..............................              0.21%        0.22%       0.21%       0.20%         0.21%
Ratio of Net Investment Income to
  Average Net Assets....................              5.51%        5.79%       5.39%       5.86%         4.47%
Portfolio Turnover Rate.................               N/A          N/A         N/A         N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................             23.62%       82.84%      95.84%      81.31%       140.82%
-------------------------------------------------------------------------------------------------------------

                                                          THE DFA TWO-YEAR
                                                         GLOBAL FIXED INCOME
                                                              PORTFOLIO
                                               ---------------------------------------
                                                                   YEAR        FEB. 9
                                                YEAR ENDED        ENDED          TO
                                                 NOV. 30,        NOV. 30,     NOV. 30,
                                                   1998            1997         1996
----------------------------------------       ---------------------------------------
Net Asset Value, Beginning of Period....          $    10.40     $  10.37     $  10.00
                                               -------------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................                0.61         0.69         0.24
  Net Gain (Losses) on Securities
    (Realized and Unrealized)...........                0.01        (0.12)        0.35
                                               -------------     --------     --------
    Total From Investment Operations....                0.62         0.57         0.59
----------------------------------------       ---------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................               (0.79)       (0.53)       (0.22)
  Net Realized Gain.....................               (0.02)       (0.01)          --
                                               -------------     --------     --------
    Total Distributions.................               (0.81)       (0.54)       (0.22)
----------------------------------------       ---------------------------------------
Net Asset Value, End of Period..........          $    10.21     $  10.40     $  10.37
----------------------------------------       ---------------------------------------
----------------------------------------       ---------------------------------------
Total Return............................                6.39%        5.66%        6.01%#
----------------------------------------       ---------------------------------------
Net Assets, End of Period (thousands)...          $  440,885     $418,905     $319,343
Ratio of Expenses to Average Net
  Assets**..............................                0.29%        0.34%        0.33%*
Ratio of Net Investment Income to
  Average Net Assets....................                5.90%        6.70%        3.10%*
Portfolio Turnover Rate.................                 N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund
  Series................................              112.93%      119.27%       87.07%*
----------------------------------------       ---------------------------------------

      (1)  Restated to reflect a 900% stock dividend as of January 2, 1996.

        *  Annualized

        #  Non-annualized.

       **  Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                               ---------------------------------------------------------------
                                                                 YEAR        YEAR        YEAR
                                               YEAR ENDED       ENDED       ENDED       ENDED      YEAR ENDED
                                                NOV. 30,       NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                                  1998           1997        1996        1995         1994
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....        $    10.36     $  10.42    $  10.05    $   9.75      $   10.55
                                               -----------     --------    --------    --------    -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................              0.54         0.59        0.65        0.59           0.48
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........              0.01        (0.06)       0.09        0.30          (0.80)
                                               -----------     --------    --------    --------    -----------
    Total From Investment Operations....              0.55         0.53        0.74        0.89          (0.32)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................             (0.56)       (0.59)      (0.37)      (0.59)         (0.48)
  Net Realized Gains....................                --           --          --          --             --
                                               -----------     --------    --------    --------    -----------
    Total Distributions.................             (0.56)       (0.59)      (0.37)      (0.59)         (0.48)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........        $    10.35     $  10.36    $  10.42    $  10.05      $    9.75
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Return............................              5.50%        5.39%       7.51%       9.35%         (3.13)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...        $  210,986     $204,377    $174,386    $300,921      $ 235,554
Ratio of Expenses to Average Net
  Assets................................              0.29%        0.29%       0.30%       0.28%          0.31%
Ratio of Net Investment Income to
  Average Net Assets....................              5.18%        5.95%       5.63%       6.14%          5.08%
Portfolio Turnover Rate.................              6.93%       27.78%     211.97%     398.09%         52.39%
--------------------------------------------------------------------------------------------------------------

                                                                THE DFA GLOBAL FIXED INCOME PORTFOLIO
                                               ------------------------------------------------------------------------
                                                                    YEAR          YEAR          YEAR
                                                 YEAR ENDED         ENDED         ENDED         ENDED       YEAR ENDED
                                                  NOV. 30,        NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,
                                                    1998            1997          1996          1995           1994
----------------------------------------       ------------------------------------------------------------------------
Net Asset Value, Beginning of Period....          $     10.88     $   11.04     $   10.51     $    9.81       $   10.56
                                               --------------     ---------     ---------     ---------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................                 0.45          0.48          0.50          0.39            0.35
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........                 0.42          0.33          0.61          1.08           (0.65)
                                               --------------     ---------     ---------     ---------     -----------
    Total From Investment Operations....                 0.87          0.81          1.11          1.47           (0.30)
----------------------------------------       ------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................                (1.04)        (0.88)        (0.58)        (0.77)          (0.44)
  Net Realized Gains....................                (0.06)        (0.09)           --            --           (0.01)
                                               --------------     ---------     ---------     ---------     -----------
    Total Distributions.................                (1.10)        (0.97)        (0.58)        (0.77)          (0.45)
----------------------------------------       ------------------------------------------------------------------------
Net Asset Value, End of Period..........          $     10.65     $   10.88     $   11.04     $   10.51       $    9.81
----------------------------------------       ------------------------------------------------------------------------
----------------------------------------       ------------------------------------------------------------------------
Total Return............................                 8.78%         7.87%        11.13%        15.23%          (2.91)%
----------------------------------------       ------------------------------------------------------------------------
Net Assets, End of Period (thousands)...          $   371,619     $ 250,078     $ 165,772     $ 208,166       $ 135,529
Ratio of Expenses to Average Net
  Assets................................                 0.41%         0.42%         0.46%         0.46%           0.49%
Ratio of Net Investment Income to
  Average Net Assets....................                 3.87%         4.50%         4.88%         5.80%           5.75%
Portfolio Turnover Rate.................                74.36%        95.12%        97.78%       130.41%         113.55%
----------------------------------------       ------------------------------------------------------------------------

           Restated to reflect a 900% stock dividend as of January 2, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                                         ---------------------------------------------------------------
                                                                           YEAR        YEAR        YEAR
                                                         YEAR ENDED       ENDED       ENDED       ENDED       YEAR ENDED
                                                          NOV. 30,       NOV. 30,    NOV. 30,    NOV. 30,      NOV. 30,
                                                            1998           1997        1996        1995          1994
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..............        $    11.28     $  11.22    $  11.24    $  10.22       $ 11.59
                                                         -----------     --------    --------    --------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................              0.61         0.66        0.65        0.70          0.69
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................              0.59         0.06       (0.13)       1.11         (1.22)
                                                         -----------     --------    --------    --------     ----------
    Total From Investment Operations..............              1.20         0.72        0.52        1.81         (0.53)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........................             (0.65)       (0.66)      (0.50)      (0.70)        (0.68)
  Net Realized Gains..............................             (0.05)          --       (0.04)      (0.09)        (0.16)
                                                         -----------     --------    --------    --------     ----------
    Total Distributions...........................             (0.70)       (0.66)      (0.54)      (0.79)        (0.84)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................        $    11.78     $  11.28    $  11.22    $  11.24       $ 10.22
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return......................................             11.07%        6.75%       4.98%      18.04%        (4.72)%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............        $  239,035     $136,555    $107,944    $ 78,087       $60,827
Ratio of Expenses to Average Net Assets...........              0.24%        0.25%       0.26%       0.27%         0.29%
Ratio of Net Investment Income to Average Net
  Assets..........................................              5.77%        6.20%       6.22%       6.44%         6.45%
Portfolio Turnover Rate...........................             23.79%       24.06%      30.84%      40.79%        27.15%
------------------------------------------------------------------------------------------------------------------------

           Restated to reflect a 900% stock dividend as of January 2, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-one of the Fund's thirty portfolios (the "Portfolios") are included in this report. Of the remaining nine portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, two are reported in separate reports and the remaining portfolio has not yet commenced operations.

    Effective August 1, 1997, The U.S. Small Cap Value Portfolio changed its name to The U.S. 6-10 Value Portfolio.

    On December 1, 1997, The U.S. 9-10 Small Company Portfolio transferred its investable assets for shares with an equal value of The U.S. 9-10 Small Company Series of The DFA Investment Trust Company. This portfolio invests solely in this series.

    The following Portfolios (the "Feeder Funds") invest in a corresponding series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                                   PERCENTAGE
                                                                                                                    OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                                CORRESPONDING SERIES (MASTER FUNDS)                       AT 11/30/98
-------------------------------------------------------  -------------------------------------------------------  -------------
The U.S. Large Company Portfolio                         The U.S. Large Company Series                                    35%

The Enhanced U.S. Large Company Portfolio                The Enhanced U.S. Large Company Series                          100%

The U.S. Large Cap Value Portfolio                       The U.S. Large Cap Value Series                                  61%

The U.S. 6-10 Value Portfolio                            The U.S. 6-10 Value Series                                       96%

The U.S. 6-10 Small Company Portfolio                    The U.S. 6-10 Small Company Series                               59%

The U.S. 9-10 Small Company Portfolio                    The U.S. 9-10 Small Company Series                              100%

The International Small Company Portfolio                The Japanese Small Company Series                                37%
                                                         The Pacific Rim Small Company Series                             36%
                                                         The United Kingdom Small Company Series                          38%
                                                         The Continental Small Company Series                             34%

The Japanese Small Company Portfolio                     The Japanese Small Company Series                                63%

The Pacific Rim Small Company Portfolio                  The Pacific Rim Small Company Series                             64%

The United Kingdom Small Company Portfolio               The United Kingdom Small Company Series                          62%

The Continental Small Company Portfolio                  The Continental Small Company Series                             66%

The Emerging Markets Portfolio                           The Emerging Markets Series                                      97%

The Emerging Markets Small Cap Portfolio                 The Emerging Markets Small Cap Series                            23%

The DFA One-Year Fixed Income Portfolio                  The DFA One-Year Fixed Income Series                             87%

The DFA Two-Year Global Fixed Income Portfolio           The DFA Two-Year Global Fixed Income Series                     100%

    Each Feeder Fund, with the exception of The International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION:   Securities held by The DFA Real Estate Securities
Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by The Large Cap International Portfolio and The DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by The DFA Intermediate Government Fixed Income Portfolio, The DFA Five-Year Government Portfolio and The DFA Global Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for The U.S. Large Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2.  FOREIGN CURRENCY:   Securities, other assets and liabilities of the
International Equity Portfolios and The DFA Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, The DFA Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3.  FEDERAL INCOME TAXES:   It is each Portfolio's intention to qualify as a
regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4.  OTHER:   Security transactions are accounted for on the date the
securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The U.S. Large Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio each accrue their respective share of income, net of expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the year ended November 30, 1998, the Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The DFA Real Estate Securities Portfolio..................   .30 of 1%         (a)
The Large Cap International Portfolio.....................   .25 of 1%
The DFA International Small Cap Value Portfolio...........   .65 of 1%
The DFA Five-Year Government Portfolio....................   .20 of 1%
The DFA Global Fixed Income Portfolio.....................   .25 of 1%
The DFA Intermediate Government Fixed Income Portfolio....   .15 of 1%

(a) Effective December 11, 1996, the sub-advisory agreement between The DFA/AEW Real Estate Securities Portfolio and Aldrich, Eastman & Waltch L.P. terminated. Effective December 20, 1996, the advisory fee for The DFA/AEW Real Estate Securities Portfolio was reduced from .325% to .30% and the name of the portfolio was changed to The DFA Real Estate Securities Portfolio.

    For the year ended November 30, 1998, the Feeder Funds computed daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates:

The U.S. Large Company Portfolio..........................  .215 of 1%
The Enhanced U.S. Large Company Portfolio.................   .15 of 1%
The U.S. Large Cap Value Portfolio........................   .15 of 1%
The U.S. 6-10 Value Portfolio.............................   .30 of 1%
The U.S. 6-10 Small Company Portfolio.....................   .32 of 1%
The U.S. 9-10 Small Company Portfolio.....................   .40 of 1%
The International Small Company Portfolio.................   .40 of 1%
The Japanese Small Company Portfolio......................   .40 of 1%
The Pacific Rim Small Company Portfolio...................   .40 of 1%
The United Kingdom Small Company Portfolio................   .40 of 1%
The Continental Small Company Portfolio...................   .40 of 1%
The Emerging Markets Portfolio............................   .40 of 1%
The Emerging Markets Small Cap Portfolio..................   .45 of 1%
The DFA One-Year Fixed Income Portfolio...................   .10 of 1%
The DFA Two-Year Global Fixed Income Portfolio............   .10 of 1%

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.15% of the average daily net assets of the Portfolio. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.24% of average daily net assets. At November 30, 1998, approximately $789,000 of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 1999.

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio to the extent necessary to keep the direct annual expenses of each Portfolio to not more than 0.47% of the average daily net assets of the Portfolio.

    The Advisor has agreed to waive its administrative service fee and/or assume the direct expenses of The International Small Company Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.45% of the average daily net assets of the Portfolio. At November 30, 1998, approximately $14,000 of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 1999.

    Effective August 1, 1997, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio. At November 30, 1998 approximately $3,400 of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 1999.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1998, the Portfolios made the following purchases and sales of investment securities:

                                                             U.S. GOVERNMENT       OTHER INVESTMENT
                                                                SECURITIES            SECURITIES
                                                           --------------------  --------------------
                                                           PURCHASES    SALES    PURCHASES    SALES
                                                           ---------  ---------  ---------  ---------
                                                             (000)      (000)      (000)      (000)
The DFA Real Estate Securities Portfolio.................         --         --  $  34,158  $   2,604
The Large Cap International Portfolio....................         --         --     16,854      4,179
The DFA International Small Cap Value Portfolio..........         --         --    126,437     85,694
The DFA Five-Year Government Portfolio...................  $   5,009  $ 157,945         --         --
The DFA Global Fixed Income Portfolio....................         --        998    245,116    194,348
The DFA Intermediate Government Fixed Income Portfolio...    128,990     37,236         --         --

E. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows:

                                                                 GROSS           GROSS
                                                               UNREALIZED      UNREALIZED
                                                              APPRECIATION    DEPRECIATION      NET
                                                             --------------  --------------  ---------
                                                                 (000)           (000)         (000)
The U.S. Large Company Portfolio...........................    $  208,056      $   (5,965)   $ 202,091
The Enhanced U.S. Large Company Portfolio..................         9,310              --        9,310
The U.S. Large Cap Value Portfolio.........................       268,549              --      268,549
The U.S. 6-10 Value Portfolio..............................       267,287              --      267,287
The U.S. 6-10 Small Company Portfolio......................        43,030              --       43,030
The U.S. 9-10 Small Company Portfolio......................       200,862              --      200,862
The DFA Real Estate Securities Portfolio...................         9,463         (10,548)      (1,085)
The Large Cap International Portfolio......................        43,571          (8,971)      34,600
The International Small Company Portfolio..................        10,237         (75,069)     (64,832)
The Japanese Small Company Portfolio.......................         6,771        (173,772)    (167,001)
The Pacific Rim Small Company Portfolio....................        16,180         (98,158)     (81,978)
The United Kingdom Small Company Portfolio.................        24,995         (21,971)       3,024
The Continental Small Company Portfolio....................       101,905         (37,291)      64,614
The DFA International Small Cap Value Portfolio............        51,814        (210,041)    (158,227)
The Emerging Markets Portfolio.............................        35,117        (103,224)     (68,107)
The Emerging Markets Small Cap Portfolio...................            --            (369)        (369)
The DFA One-Year Fixed Income Portfolio....................         2,901              --        2,901
The DFA Two-Year Global Fixed Income Portfolio.............         5,432              --        5,432
The DFA Five-Year Government Portfolio.....................             7              (1)           6
The DFA Global Fixed Income Portfolio......................         3,816          (1,232)       2,584
The DFA Intermediate Government Fixed Income Portfolio.....         9,619            (120)       9,499

    At November 30, 1998, the following Portfolios had capital loss carryovers for federal income tax purposes:

                                                                  EXPIRES ON NOVEMBER 30
                                                   -----------------------------------------------------
                                                                  (AMOUNTS IN THOUSANDS)
                                                     2002       2003       2004       2005       2006       TOTAL
                                                   ---------  ---------  ---------  ---------  ---------  ---------
The U.S. 9-10 Small Company Portfolio............         --         --         --         --  $   2,841  $   2,841
The DFA Real Estate Securities Portfolio.........  $     134         --  $     381         --        273        788
The International Small Company Portfolio........         --         --         --  $     696         --        696
The Japanese Small Company Portfolio.............         --         --         --      1,532      7,918      9,450
The Pacific Rim Small Company Portfolio..........         --         --         --         --        924        924
The Emerging Markets Portfolio...................         --         --         --         --     19,586     19,586
The DFA Five-Year Government Portfolio...........         --  $   7,871        887         --         --      8,758
The DFA Two-Year Global Fixed Income Portfolio...         --         --         --          5         --          5

F. COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:

                                                         AT NOVEMBER 30, 1998 NET ASSETS CONSIST OF:
                            -----------------------------------------------------------------------------------------------------
                                                        (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                                                                                  UNREALIZED
                                            UNDISTRIBUTED                   UNDISTRIBUTED        APPRECIATION
                                                NET                          NET REALIZED     (DEPRECIATION) OF      UNREALIZED
                                             INVESTMENT    UNDISTRIBUTED       FOREIGN            INVESTMENT         NET FOREIGN
                               PAID-IN         INCOME       NET REALIZED       EXCHANGE         SECURITIES AND        EXCHANGE
                               CAPITAL         (LOSS)       GAIN (LOSS)      GAIN (LOSS)       FOREIGN CURRENCY      GAIN (LOSS)
                            -------------   ------------   --------------   --------------   --------------------   -------------
The U.S. Large Company
 Portfolio................  $     343,506   $     1,386    $        (429)              --          $     205,499              --
The Enhanced U.S. Large
 Company Portfolio........         49,262            64            2,028               --                 10,182              --
The U.S. Large Cap Value
 Portfolio................        774,266         3,761           27,439               --                275,004              --
The U.S. 6-10 Value
 Portfolio................      1,927,944         8,581          138,392               --                275,177              --
The U.S. 6-10 Small
 Company Portfolio........        257,973         1,136           16,121               --                 49,360              --
The U.S. 9-10 Small
 Company Portfolio........      1,138,373         7,054          (34,832)              --                227,915              --
The DFA Real Estate
 Securities Portfolio.....        105,181         5,601           (1,323)              --                 (2,915)             --
The Large Cap
 International
 Portfolio................         78,793         1,441             (585)   $          12                 34,906    $         26
The International Small
 Company Portfolio........        334,790         4,604             (787)            (177)               (64,456)             18
The Japanese Small Company
 Portfolio................        294,777           949          (11,986)            (151)              (163,912)             37
The Pacific Rim Small
 Company Portfolio........        167,954         2,086             (497)            (133)               (80,077)             (3)
The United Kingdom Small
 Company Portfolio........         57,697         3,105           15,491              (95)                 3,032               1
The Continental Small
 Company Portfolio........        110,196         3,797           20,908              (99)                65,021              15
The DFA International
 Small Cap Value
 Portfolio................        590,924         8,154           10,033             (303)              (158,051)             44
The Emerging Markets
 Portfolio................        311,220           443          (22,610)            (354)               (63,469)             (3)
The Emerging Markets Small
 Cap Portfolio............          5,180            (5)             181               (6)                  (329)             --
The DFA One-Year Fixed
 Income Portfolio.........        749,222          (154)          (3,862)              --                  7,304              --
The DFA Two-Year Global
 Fixed Income Portfolio...        435,367            83           (2,115)              --                  7,550              --
The DFA Five-Year
 Government Portfolio.....        214,225         5,511           (8,756)              --                      6              --
The DFA Global Fixed
 Income Portfolio.........        361,280        (1,572)           2,463            7,244                  2,584            (380)
The DFA Intermediate
 Government Fixed Income
 Portfolio................        225,356         2,595            1,585               --                  9,499              --


                                              NUMBER OF
                              TOTAL NET        SHARES
                               ASSETS        AUTHORIZED
                            -------------   -------------
The U.S. Large Company
 Portfolio................  $     549,962     200,000,000
The Enhanced U.S. Large
 Company Portfolio........         61,536     100,000,000
The U.S. Large Cap Value
 Portfolio................      1,080,470     100,000,000
The U.S. 6-10 Value
 Portfolio................      2,350,094     200,000,000
The U.S. 6-10 Small
 Company Portfolio........        324,590     100,000,000
The U.S. 9-10 Small
 Company Portfolio........      1,338,510     300,000,000
The DFA Real Estate
 Securities Portfolio.....        106,544     100,000,000
The Large Cap
 International
 Portfolio................        114,593     150,000,000
The International Small
 Company Portfolio........        273,992     100,000,000
The Japanese Small Company
 Portfolio................        119,714      50,000,000
The Pacific Rim Small
 Company Portfolio........         89,330      50,000,000
The United Kingdom Small
 Company Portfolio........         79,231      20,000,000
The Continental Small
 Company Portfolio........        199,838      50,000,000
The DFA International
 Small Cap Value
 Portfolio................        450,801     100,000,000
The Emerging Markets
 Portfolio................        225,227     100,000,000
The Emerging Markets Small
 Cap Portfolio............          5,021     100,000,000
The DFA One-Year Fixed
 Income Portfolio.........        752,510     140,000,000
The DFA Two-Year Global
 Fixed Income Portfolio...        440,885     100,000,000
The DFA Five-Year
 Government Portfolio.....        210,986     100,000,000
The DFA Global Fixed
 Income Portfolio.........        371,619     100,000,000
The DFA Intermediate
 Government Fixed Income
 Portfolio................        230,035     100,000,000

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1998.

    2. FORWARD CURRENCY CONTRACTS: The DFA Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1998, The DFA Global Fixed Income Portfolio had entered into the following contracts and the related net unrealized foreign exchange loss is reflected in the accompanying financial statements:

                                                                                             UNREALIZED
                                                                              VALUE AT         FOREIGN
EXPIRATION                                                                  NOVEMBER 30,      EXCHANGE
   DATE      CURRENCY SOLD                              CONTRACT AMOUNT         1998         GAIN (LOSS)
----------  ----------------                            ----------------  ----------------  -------------
12/16/98..     8,985,270,949        Japanese Yen        $     72,645,938  $     73,098,509  $    (452,571)
12/21/98..       196,177,800       Swedish Krona              24,439,104        24,182,163        256,941
12/23/98..         6,326,107      Canadian Dollars             4,094,550         4,136,062        (41,512)
12/24/98..        10,884,125    Netherlands Guilders           5,714,672         5,708,717          5,955
12/28/98..       123,625,890        German Marks              73,111,053        73,117,668         (6,615)
12/29/98..        36,962,850     Australian Dollars           23,767,261        23,242,252        525,009
12/30/98..       451,444,538       French Francs              78,843,611        79,602,860       (759,249)
                                                        ----------------  ----------------  -------------
                                                        $    282,616,189  $    283,088,231  $    (472,042)
                                                        ----------------  ----------------  -------------
                                                        ----------------  ----------------  -------------

    Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1998, borrowings under the line were as follows:

                                                                                                  MAXIMUM
                                          WEIGHTED                                                AMOUNT
                                          AVERAGE     WEIGHTED        NUMBER OF     INTEREST     BORROWED
                                          INTEREST  AVERAGE LOAN        DAYS         EXPENSE    DURING THE
                                          RATE         BALANCE       OUTSTANDING    INCURRED      PERIOD
                                          -------   -------------   -------------   ---------   -----------
The DFA Real Estate Securities
 Portfolio..............................       5.45% $    550,455              6    $    916    $1,216,500
The United Kingdom Small Company
 Portfolio..............................       6.05%      665,000              2         223     1,000,000
The Continental Small Company
 Portfolio..............................       6.03%    1,360,000             15       3,642     2,500,000
The Emerging Markets Portfolio..........       5.92%    1,125,000              2         370     1,500,000

    There were no outstanding borrowings at November 30, 1998.

I. REIMBURSEMENT FEES:

    Shares of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio, The Emerging Markets Small Cap Portfolio and The DFA International Small Cap Value Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.

    The reimbursement fees for The Japanese Small Company Portfolio and The Emerging Markets Portfolio are .50% of the net asset value of their shares. The reimbursement fees for The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio and The Emerging Markets Small Cap Portfolio 1.00% of the net asset value of their shares. The reimbursement fee for The DFA International Small Cap Value Portfolio and The International Small Company Portfolio is .675% of the net asset value of its shares.

J. SECURITIES LENDING:

    Loans of domestic security are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1998 was reinvested into overnight repurchase agreements with Warburg Dillon Reed and Lehman Brothers, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at November 30, 1998, was as follows:

                                                                                                  VALUE OF
                                                                                               COLLATERAL ON
                                                                                 VALUE OF        OVERNIGHT
                                                                  VALUE       COLLATERAL AND     REPURCHASE
                                                              OF SECURITIES   INDEMNIFICATION    AGREEMENTS
                                                              --------------  ---------------  --------------

DOMESTIC EQUITY PORTFOLIOS
------------------------------------------------------------
The DFA Real Estate Securities Portfolio....................  $       34,400   $      38,700   $       39,792

INTERNATIONAL EQUITY PORTFOLIOS
------------------------------------------------------------
The Large Cap International Portfolio.......................       2,923,936       3,089,508        3,093,171
The DFA International Small Cap Value Portfolio.............      18,704,198      19,915,566       19,916,900

K. SUBSEQUENT EVENT:

    On December 8, 1998, The DFA Global Fixed Income Portfolio changed its name to the DFA Five-Year Global Fixed Income Portfolio.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of DFA Investment Dimensions Group Inc. comprising, respectively, The U.S. Large Company Portfolio, The Enhanced U.S. Large Company Portfolio, The U.S. Large Cap Value Portfolio, The U.S. 6-10 Value Portfolio, The U.S. 6-10 Small Company Portfolio, The U.S. 9-10 Small Company Portfolio, The DFA Real Estate Securities Portfolio, The Large Cap International Portfolio, The International Small Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The DFA International Small Cap Value Portfolio, The Emerging Markets Portfolio, The Emerging Markets Small Cap Portfolio, The DFA One-Year Fixed Income Portfolio, The DFA Two-Year Global Fixed Income Portfolio, The DFA Five-Year Government Portfolio, The DFA Global Fixed Income Portfolio and The DFA Intermediate Government Fixed Income Portfolio (the "Fund"), and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of, DFA Investment Dimensions Group Inc. comprising, respectively, The U.S. Large Company Portfolio, The Enhanced U.S. Large Company Portfolio, The U.S. Large Cap Value Portfolio, The U.S. 6-10 Value Portfolio, The U.S. 6-10 Small Company Portfolio, The U.S. 9-10 Small Company Portfolio, The DFA Real Estate Securities Portfolio, The Large Cap International Portfolio, The International Small Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The DFA International Small Cap Value Portfolio, The Emerging Markets Portfolio, The Emerging Markets Small Cap Portfolio, The DFA One-Year Fixed Income Portfolio, The DFA Two-Year Global Fixed Income Portfolio, The DFA Five-Year Government Portfolio, The DFA Global Fixed Income Portfolio and The DFA Intermediate Government Fixed Income Portfolio, at November 30, 1998, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO VS.
EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    DFA INTERNATIONAL VALUE PORTFOLIO   EAFE INDEX (NET DIVIDENDS)    EAFE INDEX (GROSS DIVIDENDS)

                                                 $10,000                      $10,000                         $10,000
Mar-94                                            $9,733                       $9,569                          $9,570
Apr-94                                           $10,060                       $9,975                          $9,982
May-94                                           $10,119                       $9,918                          $9,922
Jun-94                                           $10,234                      $10,058                         $10,061
Jul-94                                           $10,433                      $10,155                         $10,161
Aug-94                                           $10,593                      $10,396                         $10,405
Sep-94                                           $10,220                      $10,068                         $10,082
Oct-94                                           $10,649                      $10,404                         $10,425
Nov-94                                           $10,086                       $9,903                          $9,925
Dec-94                                           $10,144                       $9,966                          $9,984
Jan-95                                            $9,743                       $9,583                          $9,605
Feb-95                                            $9,722                       $9,556                          $9,576
Mar-95                                           $10,292                      $10,152                         $10,179
Apr-95                                           $10,613                      $10,533                         $10,566
May-95                                           $10,543                      $10,408                         $10,439
Jun-95                                           $10,439                      $10,225                         $10,262
Jul-95                                           $11,026                      $10,862                         $10,909
Aug-95                                           $10,642                      $10,448                         $10,494
Sep-95                                           $10,708                      $10,652                         $10,704
Oct-95                                           $10,504                      $10,365                         $10,415
Nov-95                                           $10,787                      $10,653                         $10,706
Dec-95                                           $11,310                      $11,083                         $11,145
Jan-96                                           $11,423                      $11,128                         $11,190
Feb-96                                           $11,485                      $11,166                         $11,235
Mar-96                                           $11,651                      $11,404                         $11,471
Apr-96                                           $12,102                      $11,736                         $11,803
May-96                                           $11,989                      $11,520                         $11,591
Jun-96                                           $12,027                      $11,584                         $11,660
Jul-96                                           $11,707                      $11,246                         $11,322
Aug-96                                           $11,748                      $11,271                         $11,345
Sep-96                                           $11,951                      $11,570                         $11,651
Oct-96                                           $11,836                      $11,452                         $11,535
Nov-96                                           $12,365                      $11,908                         $11,996
Dec-96                                           $12,193                      $11,755                         $11,840
Jan-97                                           $11,787                      $11,343                         $11,426
Feb-97                                           $11,895                      $11,529                         $11,620
Mar-97                                           $11,934                      $11,571                         $11,667
Apr-97                                           $11,869                      $11,632                         $11,737
May-97                                           $12,768                      $12,389                         $12,499
Jun-97                                           $13,313                      $13,072                         $13,187
Jul-97                                           $13,497                      $13,284                         $13,398
Aug-97                                           $12,613                      $12,291                         $12,406
Sep-97                                           $13,069                      $12,980                         $13,101
Oct-97                                           $12,387                      $11,983                         $12,092
Nov-97                                           $11,856                      $11,861                         $11,971
Dec-97                                           $11,811                      $11,964                         $12,079
Jan-98                                           $12,518                      $12,511                         $12,635
Feb-98                                           $13,337                      $13,314                         $13,443
Mar-98                                           $13,926                      $13,724                         $13,860
Apr-98                                           $13,971                      $13,832                         $13,971
May-98                                           $14,092                      $13,764                         $13,901
Jun-98                                           $13,957                      $13,869                         $14,012
Jul-98                                           $14,113                      $14,009                         $14,153
Aug-98                                           $12,263                      $12,273                         $12,398
Sep-98                                           $11,600                      $11,898                         $12,026
Oct-98                                           $12,754                      $13,138                         $13,288
Nov-98                                           $13,314                      $13,810                         $13,966

ANNUALIZED
TOTAL RETURN        ONE        FROM
(%)                YEAR     MARCH 1994
---------------------------------------
                   12.30       6.21

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE PORTFOLIO'S RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

- THE EAFE INDEX (NET DIVIDENDS) IS A MORE APPROPRIATE MEASURE OF THE DIVIDEND THAT FOREIGN INVESTORS CAN ATTAIN DUE TO FOREIGN WITHHOLDING TAXES THAN THE EAFE INDEX (GROSS DIVIDENDS), AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
  (36,456,651 Shares, Cost $387,226)++ at Value.........................................  $    435,657
Receivable for Investment Securities Sold...............................................           115
Receivable for Fund Shares Sold.........................................................            33
Prepaid Expenses and Other Assets.......................................................            24
                                                                                          ------------
    Total Assets........................................................................       435,829
                                                                                          ------------

LIABILITIES:
Payable for Fund Shares Redeemed........................................................           148
Accrued Expenses........................................................................            94
                                                                                          ------------
    Total Liabilities...................................................................           242
                                                                                          ------------

NET ASSETS..............................................................................  $    435,587
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    36,677,032
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      11.88
                                                                                          ------------
                                                                                          ------------

NET ASSETS CONSIST OF:
Paid-In Capital.........................................................................  $    386,462
Undistributed Net Investment Income.....................................................         1,002
Accumulated Net Realized Loss...........................................................          (308)
Unrealized Appreciation of Investment Securities........................................        48,431
                                                                                          ------------
    Total Net Assets....................................................................  $    435,587
                                                                                          ------------
                                                                                          ------------

--------------

++ The cost for federal income tax purposes is $392,531.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received From The DFA Investment Trust Company.................  $   9,421
                                                                                          ---------

EXPENSES
    Administrative Services.............................................................        828
    Accounting & Transfer Agent Fees....................................................         24
    Legal Fees..........................................................................         24
    Audit Fees..........................................................................          3
    Filing Fees.........................................................................         62
    Shareholders' Reports...............................................................         25
    Directors' Fees and Expenses........................................................          9
    Organization Costs..................................................................         10
    Other...............................................................................          2
                                                                                          ---------
        Total Expenses..................................................................        987
                                                                                          ---------
    NET INVESTMENT INCOME...............................................................      8,434
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received From The DFA Investment Trust Company...............        974

Net Realized Loss on Investment Securities..............................................     (2,087)

Change in Unrealized Appreciation of Investment Securities..............................     38,017
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES...................................................     36,904
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  45,338
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                 YEAR
                                                                                                ENDED      YEAR ENDED
                                                                                               NOV. 30,     NOV. 30,
                                                                                                 1998         1997
                                                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................................  $      8,434  $     6,325
    Capital Gain Distributions Received from The Investment Trust Company..................           974        6,429
    Net Realized Loss on Investment Securities.............................................        (2,087)      (1,343)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities..............        38,017      (26,881)
                                                                                             ------------  -----------
        Net Increase (Decrease) in Net Assets Resulting from Operations....................        45,338      (15,470)
                                                                                             ------------  -----------

Distributions From:
    Net Investment Income..................................................................        (8,141)      (6,494)
    Net Realized Gains.....................................................................        (4,616)      (7,928)
                                                                                             ------------  -----------
        Total Distributions................................................................       (12,757)     (14,422)
                                                                                             ------------  -----------
Capital Share Transactions (1):
    Shares Issued..........................................................................       131,742      147,909
    Shares Issued in Lieu of Cash Distributions............................................        12,746       14,418
    Shares Redeemed........................................................................      (111,599)     (79,026)
                                                                                             ------------  -----------
        Net Increase From Capital Share Transactions.......................................        32,889       83,301
                                                                                             ------------  -----------
        Total Increase.....................................................................        65,470       53,409
NET ASSETS
    Beginning of Period....................................................................       370,117      316,708
                                                                                             ------------  -----------
    End of Period..........................................................................  $    435,587  $   370,117
                                                                                             ------------  -----------
                                                                                             ------------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued..........................................................................        11,225       12,760
    Shares Issued in Lieu of Cash Distributions............................................         1,149        1,249
    Shares Redeemed........................................................................        (9,535)      (6,779)
                                                                                             ------------  -----------
                                                                                                    2,839        7,230
                                                                                             ------------  -----------
                                                                                             ------------  -----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        YEAR           YEAR           YEAR           YEAR         FEB. 16
                                       ENDED          ENDED          ENDED          ENDED            TO
                                      NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                        1998           1997           1996           1995           1994
                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of
  Period...........................  $    10.94     $    11.90     $    10.55     $    10.06     $    10.00
                                     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.24           0.19           0.21           0.19           0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.08          (0.65)          1.31           0.51           0.06
                                     ----------     ----------     ----------     ----------     ----------
  Total from Investment
    Operations.....................        1.32          (0.46)          1.52           0.70           0.19
                                     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.24)         (0.21)         (0.17)         (0.19)         (0.13)
  Net Realized Gains...............       (0.14)         (0.29)            --          (0.02)            --
                                     ----------     ----------     ----------     ----------     ----------
  Total Distributions..............       (0.38)         (0.50)         (0.17)         (0.21)         (0.13)
                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period.....  $    11.88     $    10.94     $    11.90     $    10.55     $    10.06
                                     ----------     ----------     ----------     ----------     ----------
                                     ----------     ----------     ----------     ----------     ----------
Total Return.......................       12.29%         (4.04)%        14.54%          6.95%          1.85%#

Net Assets, End of Period
  (thousands)......................  $  435,587     $  370,117     $  316,708     $  245,243     $  227,795
Ratio of Expenses to Average Net
  Assets (1).......................        0.53%          0.56%          0.56%(a)       0.65%(a)       0.65%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............        2.04%          1.72%          2.22%(a)       1.79%(a)       1.80%*(a)
Portfolio Turnover Rate............         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series......................       15.41%         22.55%         12.23%          9.75%          1.90%*

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 0.57%, 0.72% and 0.72%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 2.21%, 1.71% and 1.75%, respectively.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which The DFA International Value Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 1998, the Portfolio owned 25% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and assume the expenses of the Portfolio through March 28, 1996 to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.65% of average daily net assets.

D. INVESTMENTS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................  $  43,126
Gross Unrealized Depreciation...........................         --
                                                          ---------
Net.....................................................  $  43,126
                                                          ---------
                                                          ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1998.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statement of assets and liabilities of Dimensional Investment Group Inc., The DFA International Value Portfolio, and the related statement of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Investment Group Inc., The DFA International Value Portfolio at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS
------------------------------------------------------------
U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
MARCH 1993-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    U.S. LARGE COMPANY SERIES    S&P 500 INDEX

                                         $10,000          $10,000
Mar-93                                   $10,212          $10,215
Apr-93                                    $9,959           $9,965
May-93                                   $10,222          $10,234
Jun-93                                   $10,243          $10,268
Jul-93                                   $10,202          $10,219
Aug-93                                   $10,580          $10,609
Sep-93                                   $10,509          $10,530
Oct-93                                   $10,724          $10,744
Nov-93                                   $10,621          $10,643
Dec-93                                   $10,756          $10,774
Jan-94                                   $11,109          $11,135
Feb-94                                   $10,808          $10,834
Mar-94                                   $10,350          $10,363
Apr-94                                   $10,485          $10,498
May-94                                   $10,652          $10,669
Jun-94                                   $10,401          $10,405
Jul-94                                   $10,736          $10,750
Aug-94                                   $11,177          $11,187
Sep-94                                   $10,913          $10,917
Oct-94                                   $11,155          $11,167
Nov-94                                   $10,759          $10,758
Dec-94                                   $10,918          $10,915
Jan-95                                   $11,197          $11,198
Feb-95                                   $11,636          $11,633
Mar-95                                   $11,978          $11,977
Apr-95                                   $12,322          $12,326
May-95                                   $12,816          $12,813
Jun-95                                   $13,118          $13,114
Jul-95                                   $13,551          $13,550
Aug-95                                   $13,584          $13,587
Sep-95                                   $14,158          $14,156
Oct-95                                   $14,104          $14,107
Nov-95                                   $14,714          $14,728
Dec-95                                   $14,996          $15,000
Jan-96                                   $15,512          $15,516
Feb-96                                   $15,644          $15,665
Mar-96                                   $15,797          $15,815
Apr-96                                   $16,028          $16,048
May-96                                   $16,420          $16,462
Jun-96                                   $16,488          $16,529
Jul-96                                   $15,767          $15,794
Aug-96                                   $16,089          $16,129
Sep-96                                   $16,988          $17,035
Oct-96                                   $17,454          $17,502
Nov-96                                   $18,775          $18,830
Dec-96                                   $18,398          $18,461
Jan-97                                   $19,551          $19,608
Feb-97                                   $19,696          $19,766
Mar-97                                   $18,886          $18,944
Apr-97                                   $20,006          $20,075
May-97                                   $21,227          $21,308
Jun-97                                   $22,169          $22,258
Jul-97                                   $23,934          $24,025
Aug-97                                   $22,603          $22,689
Sep-97                                   $23,835          $23,933
Oct-97                                   $23,046          $23,133
Nov-97                                   $24,099          $24,205
Dec-97                                   $24,509          $24,621
Jan-98                                   $24,786          $24,894
Feb-98                                   $26,573          $26,689
Mar-98                                   $27,925          $28,056
Apr-98                                   $28,202          $28,339
May-98                                   $27,714          $27,851
Jun-98                                   $28,845          $28,982
Jul-98                                   $28,533          $28,675
Aug-98                                   $24,427          $24,529
Sep-98                                   $25,981          $26,101
Oct-98                                   $28,067          $28,223
Nov-98                                   $29,788          $29,933

ANNUALIZED           ONE       FIVE        FROM
TOTAL RETURN (%)    YEAR       YEARS    MARCH 1993
---------------------------------------------------
                    23.60      22.91       20.90

- THE SERIES INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF THE S&P 500 INDEX.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
AUGUST 1996-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    ENHANCED U.S. LARGE COMPANY SERIES     S&P 500 INDEX

                                                   $10,000          $10,000
Aug-96                                             $10,202          $10,212
Sep-96                                             $10,809          $10,786
Oct-96                                             $11,183          $11,081
Nov-96                                             $12,027          $11,923
Dec-96                                             $11,730          $11,689
Jan-97                                             $12,474          $12,415
Feb-97                                             $12,580          $12,515
Mar-97                                             $11,972          $11,995
Apr-97                                             $12,734          $12,711
May-97                                             $13,567          $13,491
Jun-97                                             $14,149          $14,093
Jul-97                                             $15,303          $15,212
Aug-97                                             $14,461          $14,366
Sep-97                                             $15,215          $15,153
Oct-97                                             $14,790          $14,647
Nov-97                                             $15,349          $15,325
Dec-97                                             $15,617          $15,589
Jan-98                                             $15,888          $15,762
Feb-98                                             $16,972          $16,898
Mar-98                                             $17,826          $17,764
Apr-98                                             $18,027          $17,943
May-98                                             $17,668          $17,634
Jun-98                                             $18,414          $18,350
Jul-98                                             $18,182          $18,156
Aug-98                                             $15,540          $15,531
Sep-98                                             $16,626          $16,526
Oct-98                                             $18,006          $17,870
Nov-98                                             $19,033          $18,953

ANNUALIZED           ONE         FROM
TOTAL RETURN (%)    YEAR     AUGUST 1996
-----------------------------------------
                    24.00       31.76

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS BY INVESTING IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF ITS STRATEGY. Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
MARCH 1993-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000   U.S. LARGE CAP VALUE SERIES    RUSSELL 1000 VALUE INDEX     FAMA-FRENCH LARGE CAP VALUE INDEX

                                          $10,000                     $10,000                                $10,000
Mar-93                                    $10,109                     $10,295                                $10,302
Apr-93                                    $10,080                     $10,163                                $10,247
May-93                                    $10,189                     $10,368                                $10,333
Jun-93                                    $10,406                     $10,596                                $10,501
Jul-93                                    $10,553                     $10,714                                $10,623
Aug-93                                    $10,810                     $11,101                                $10,980
Sep-93                                    $10,622                     $11,119                                $10,869
Oct-93                                    $10,750                     $11,111                                $10,907
Nov-93                                    $10,650                     $10,882                                $10,742
Dec-93                                    $10,906                     $11,089                                $11,018
Jan-94                                    $11,219                     $11,508                                $11,242
Feb-94                                    $10,714                     $11,114                                $10,748
Mar-94                                    $10,280                     $10,701                                $10,273
Apr-94                                    $10,441                     $10,906                                $10,418
May-94                                    $10,370                     $11,032                                $10,291
Jun-94                                    $10,155                     $10,768                                $10,097
Jul-94                                    $10,605                     $11,103                                $10,542
Aug-94                                    $10,911                     $11,422                                $10,821
Sep-94                                    $10,592                     $11,043                                $10,423
Oct-94                                    $10,799                     $11,196                                $10,621
Nov-94                                    $10,315                     $10,744                                $10,137
Dec-94                                    $10,440                     $10,867                                $10,178
Jan-95                                    $10,680                     $11,202                                $10,445
Feb-95                                    $11,285                     $11,645                                $11,127
Mar-95                                    $11,457                     $11,900                                $11,299
Apr-95                                    $11,877                     $12,276                                $11,695
May-95                                    $12,495                     $12,792                                $12,249
Jun-95                                    $12,769                     $12,966                                $12,564
Jul-95                                    $13,328                     $13,418                                $13,146
Aug-95                                    $13,730                     $13,607                                $13,451
Sep-95                                    $14,205                     $14,099                                $13,854
Oct-95                                    $13,621                     $13,960                                $13,274
Nov-95                                    $14,366                     $14,667                                $13,963
Dec-95                                    $14,469                     $15,036                                $14,118
Jan-96                                    $14,880                     $15,505                                $14,462
Feb-96                                    $15,102                     $15,623                                $14,675
Mar-96                                    $15,627                     $15,888                                $15,108
Apr-96                                    $15,884                     $15,949                                $15,432
May-96                                    $16,152                     $16,148                                $15,672
Jun-96                                    $15,682                     $16,161                                $15,272
Jul-96                                    $14,986                     $15,550                                $14,479
Aug-96                                    $15,581                     $15,995                                $15,011
Sep-96                                    $15,892                     $16,631                                $15,386
Oct-96                                    $16,412                     $17,275                                $15,811
Nov-96                                    $17,595                     $18,527                                $16,965
Dec-96                                    $17,423                     $18,290                                $16,878
Jan-97                                    $18,047                     $19,177                                $17,440
Feb-97                                    $18,406                     $19,459                                $17,850
Mar-97                                    $17,563                     $18,759                                $17,026
Apr-97                                    $18,141                     $19,546                                $17,644
May-97                                    $19,548                     $20,639                                $19,023
Jun-97                                    $20,150                     $21,525                                $19,634
Jul-97                                    $22,170                     $23,143                                $21,485
Aug-97                                    $21,844                     $22,319                                $21,198
Sep-97                                    $22,995                     $23,667                                $22,306
Oct-97                                    $21,818                     $23,007                                $21,637
Nov-97                                    $22,049                     $24,024                                $22,191
Dec-97                                    $22,357                     $24,725                                $22,684
Jan-98                                    $22,655                     $24,377                                $22,874
Feb-98                                    $24,635                     $26,017                                $24,793
Mar-98                                    $26,017                     $27,610                                $26,276
Apr-98                                    $26,160                     $27,795                                $26,617
May-98                                    $25,940                     $27,383                                $26,684
Jun-98                                    $25,878                     $27,734                                $26,700
Jul-98                                    $24,980                     $27,246                                $25,779
Aug-98                                    $20,434                     $23,192                                $21,520
Sep-98                                    $21,470                     $24,523                                $22,837
Oct-98                                    $23,224                     $26,423                                $24,890
Nov-98                                    $24,677                     $27,655                                $26,147

ANNUALIZED           ONE       FIVE        FROM
TOTAL RETURN (%)    YEAR       YEARS    MARCH 1993
---------------------------------------------------
                    11.92      18.30       17.01

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPITALIZATIONS OF APPROXIMATELY $18.7 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF LARGE CAP HIGH BOOK-TO-MARKET U.S. COMPANIES.

- THE RUSSELL 1000 VALUE INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE FAMA-FRENCH LARGE CAP VALUE INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                          DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. 4-10 VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
MARCH 1998-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000   U.S. 4-10 VALUE SERIES   RUSSELL 2000 VALUE INDEX

                                    $10,000                     $10,000
Mar-98                              $10,428                     $10,406
Apr-98                              $10,545                     $10,457
May-98                              $10,058                     $10,087
Jun-98                               $9,804                     $10,029
Jul-98                               $8,977                      $9,244
Aug-98                               $7,419                      $7,796
Sep-98                               $7,634                      $8,237
Oct-98                               $8,247                      $8,482
Nov-98                               $8,446                      $8,711

ANNUALIZED           FROM
TOTAL RETURN (%)  MARCH 1998
-----------------------------
                    -15.54

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPITALIZATIONS OF APPROXIMATELY $1.1 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THIS WAS A NEW SERIES AND ITS YEAR-TO-DATE RETURNS IN FISCAL 1998 REFLECT THE PERFORMANCE OF ITS STRATEGY.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 6-10 VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000   U.S. 6-10 VALUE SERIES   RUSSELL 2000 VALUE INDEX     FAMA-FRENCH SMALL CAP VALUE INDEX

                                    $10,000                     $10,000                                $10,000
Apr-93                               $9,788                      $9,760                                 $9,687
May-93                              $10,050                     $10,067                                $10,081
Jun-93                              $10,060                     $10,162                                $10,069
Jul-93                              $10,363                     $10,337                                $10,209
Aug-93                              $10,706                     $10,741                                $10,536
Sep-93                              $11,079                     $10,999                                $10,727
Oct-93                              $11,452                     $11,251                                $11,156
Nov-93                              $11,260                     $10,964                                $10,978
Dec-93                              $11,486                     $11,286                                $11,257
Jan-94                              $12,079                     $11,688                                $11,791
Feb-94                              $12,049                     $11,654                                $11,720
Mar-94                              $11,650                     $11,133                                $11,235
Apr-94                              $11,731                     $11,242                                $11,317
May-94                              $11,772                     $11,226                                $11,279
Jun-94                              $11,558                     $10,936                                $11,047
Jul-94                              $11,752                     $11,138                                $11,320
Aug-94                              $12,161                     $11,576                                $11,726
Sep-94                              $12,120                     $11,453                                $11,676
Oct-94                              $11,947                     $11,243                                $11,477
Nov-94                              $11,545                     $10,789                                $11,096
Dec-94                              $11,664                     $11,113                                $11,188
Jan-95                              $11,789                     $11,060                                $11,370
Feb-95                              $12,205                     $11,469                                $11,831
Mar-95                              $12,350                     $11,525                                $11,968
Apr-95                              $12,787                     $11,867                                $12,344
May-95                              $13,152                     $12,121                                $12,607
Jun-95                              $13,673                     $12,536                                $13,023
Jul-95                              $14,422                     $12,993                                $13,547
Aug-95                              $14,879                     $13,379                                $13,982
Sep-95                              $15,067                     $13,579                                $14,215
Oct-95                              $14,339                     $13,037                                $13,581
Nov-95                              $14,872                     $13,554                                $13,963
Dec-95                              $15,133                     $13,974                                $14,182
Jan-96                              $15,089                     $14,067                                $14,382
Feb-96                              $15,415                     $14,288                                $14,606
Mar-96                              $15,849                     $14,588                                $15,099
Apr-96                              $16,675                     $14,986                                $15,619
May-96                              $17,327                     $15,365                                $16,233
Jun-96                              $16,968                     $15,184                                $15,975
Jul-96                              $15,915                     $14,376                                $15,124
Aug-96                              $16,644                     $15,000                                $15,750
Sep-96                              $17,209                     $15,409                                $16,151
Oct-96                              $17,340                     $15,588                                $16,105
Nov-96                              $18,166                     $16,427                                $16,842
Dec-96                              $18,569                     $16,961                                $17,081
Jan-97                              $19,052                     $17,222                                $17,686
Feb-97                              $19,052                     $17,385                                $17,774
Mar-97                              $18,558                     $16,919                                $17,307
Apr-97                              $18,478                     $17,168                                $17,184
May-97                              $20,234                     $18,535                                $18,815
Jun-97                              $21,509                     $19,473                                $19,808
Jul-97                              $22,795                     $20,290                                $20,842
Aug-97                              $23,611                     $20,613                                $21,618
Sep-97                              $25,436                     $21,984                                $23,189
Oct-97                              $24,541                     $21,386                                $22,716
Nov-97                              $24,335                     $21,621                                $22,575
Dec-97                              $24,359                     $22,354                                $23,029
Jan-98                              $24,067                     $21,949                                $22,921
Feb-98                              $25,888                     $23,277                                $24,408
Mar-98                              $26,945                     $24,222                                $25,417
Apr-98                              $27,481                     $24,341                                $25,856
May-98                              $26,437                     $23,479                                $24,840
Jun-98                              $25,913                     $23,346                                $24,187
Jul-98                              $24,014                     $21,518                                $22,392
Aug-98                              $19,593                     $18,148                                $18,462
Sep-98                              $20,153                     $19,173                                $18,918
Oct-98                              $21,020                     $19,743                                $19,966
Nov-98                              $22,132                     $20,278                                $20,801

ANNUALIZED           ONE       FIVE        FROM
TOTAL RETURN (%)    YEAR       YEARS    APRIL 1993
--------------------------------------------------
                    -9.05      14.47      15.05

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPITALIZATIONS OF APPROXIMATELY $300 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

- THE RUSSELL 2000 VALUE INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE FAMA-FRENCH SMALL CAP VALUE INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 6-10 SMALL COMPANY SERIES VS.
RUSSELL 2000 INDEX
MARCH 1993-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    U.S. 6-10 SMALL COMPANY SERIES    RUSSELL 2000 INDEX    CRSP 6-10 INDEX

                                              $10,000               $10,000            $10,000
Mar-93                                        $10,237               $10,324            $10,313
Apr-93                                         $9,928               $10,040            $10,002
May-93                                        $10,330               $10,484            $10,458
Jun-93                                        $10,289               $10,549            $10,497
Jul-93                                        $10,371               $10,694            $10,622
Aug-93                                        $10,721               $11,156            $11,112
Sep-93                                        $11,010               $11,471            $11,432
Oct-93                                        $11,248               $11,767            $11,785
Nov-93                                        $10,974               $11,383            $11,422
Dec-93                                        $11,289               $11,773            $11,768
Jan-94                                        $11,639               $12,141            $12,174
Feb-94                                        $11,548               $12,097            $12,103
Mar-94                                        $10,995               $11,460            $11,443
Apr-94                                        $11,018               $11,528            $11,397
May-94                                        $10,962               $11,398            $11,295
Jun-94                                        $10,647               $11,014            $11,002
Jul-94                                        $10,804               $11,195            $11,192
Aug-94                                        $11,323               $11,819            $11,833
Sep-94                                        $11,379               $11,778            $11,875
Oct-94                                        $11,425               $11,731            $11,863
Nov-94                                        $11,039               $11,257            $11,404
Dec-94                                        $11,178               $11,559            $11,554
Jan-95                                        $11,252               $11,413            $11,573
Feb-95                                        $11,621               $11,888            $12,000
Mar-95                                        $11,841               $12,091            $12,257
Apr-95                                        $12,234               $12,360            $12,577
May-95                                        $12,480               $12,572            $12,806
Jun-95                                        $13,119               $13,225            $13,512
Jul-95                                        $13,931               $13,987            $14,374
Aug-95                                        $14,337               $14,276            $14,746
Sep-95                                        $14,595               $14,532            $15,061
Oct-95                                        $13,845               $13,882            $14,293
Nov-95                                        $14,259               $14,465            $14,791
Dec-95                                        $14,598               $14,847            $15,156
Jan-96                                        $14,639               $14,831            $15,256
Feb-96                                        $15,135               $15,294            $15,773
Mar-96                                        $15,470               $15,610            $16,142
Apr-96                                        $16,502               $16,445            $17,356
May-96                                        $17,360               $17,093            $18,201
Jun-96                                        $16,568               $16,391            $17,370
Jul-96                                        $15,188               $14,960            $15,765
Aug-96                                        $16,086               $15,829            $16,703
Sep-96                                        $16,595               $16,448            $17,391
Oct-96                                        $16,355               $16,195            $17,060
Nov-96                                        $16,993               $16,862            $17,579
Dec-96                                        $17,248               $17,304            $17,932
Jan-97                                        $17,820               $17,650            $18,580
Feb-97                                        $17,449               $17,222            $18,136
Mar-97                                        $16,631               $16,410            $17,149
Apr-97                                        $16,445               $16,456            $16,864
May-97                                        $18,315               $18,287            $19,010
Jun-97                                        $19,258               $19,072            $20,177
Jul-97                                        $20,402               $19,958            $21,280
Aug-97                                        $21,159               $20,415            $22,023
Sep-97                                        $22,796               $21,910            $23,875
Oct-97                                        $21,807               $20,948            $22,942
Nov-97                                        $21,491               $20,812            $22,554
Dec-97                                        $21,491               $21,176            $22,671
Jan-98                                        $21,254               $20,841            $22,567
Feb-98                                        $22,814               $22,382            $24,255
Mar-98                                        $23,763               $23,304            $25,431
Apr-98                                        $24,103               $23,432            $25,823
May-98                                        $22,850               $22,169            $24,392
Jun-98                                        $22,544               $22,215            $24,146
Jul-98                                        $20,815               $20,416            $22,417
Aug-98                                        $16,543               $16,451            $17,833
Sep-98                                        $17,577               $17,739            $18,905
Oct-98                                        $18,358               $18,463            $19,755
Nov-98                                        $19,564               $19,431            $21,073

ANNUALIZED           ONE       FIVE        FROM
TOTAL RETURN (%)    YEAR       YEARS    MARCH 1993
---------------------------------------------------
                    -8.97      12.26       12.38

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPITALIZATION OF APPROXIMATELY $450 MILLION.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

- THE RUSSELL 2000 INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE CRSP 6-10 INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. 9-10 SMALL COMPANY SERIES VS.
CRSP 9-10 INDEX
DECEMBER 1997-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    U.S. 9-10 SMALL COMPANY SERIES    CRSP 9-10 INDEX

                                              $10,000            $10,000
Dec-97                                         $9,826             $9,858
Jan-98                                         $9,776             $9,841
Feb-98                                        $10,416            $10,475
Mar-98                                        $10,916            $11,003
Apr-98                                        $11,106            $11,293
May-98                                        $10,556            $10,704
Jun-98                                        $10,346            $10,310
Jul-98                                         $9,656             $9,672
Aug-98                                         $7,715             $7,611
Sep-98                                         $8,005             $7,884
Oct-98                                         $8,295             $8,181
Nov-98                                         $8,919             $8,892

ANNUALIZED             FROM
TOTAL RETURN (%)   DECEMBER 1997
---------------------------------
                      -10.81

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES WITH AVERAGE WEIGHTED MARKET CAPITALIZATIONS OF APPROXIMATELY $150 MILLION.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF DECILE 9-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.
CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE SERIES VS.
EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    DFA INTERNATIONAL VALUE SERIES   EAFE INDEX (NET DIVIDENDS)    EAFE INDEX (GROSS DIVIDENDS)

                                              $10,000                      $10,000                         $10,000
Mar-94                                         $9,733                       $9,569                          $9,570
Apr-94                                        $10,060                       $9,975                          $9,982
May-94                                        $10,119                       $9,918                          $9,922
Jun-94                                        $10,239                      $10,058                         $10,061
Jul-94                                        $10,438                      $10,155                         $10,161
Aug-94                                        $10,598                      $10,396                         $10,405
Sep-94                                        $10,228                      $10,068                         $10,082
Oct-94                                        $10,658                      $10,404                         $10,425
Nov-94                                        $10,099                       $9,903                          $9,925
Dec-94                                        $10,159                       $9,966                          $9,984
Jan-95                                         $9,757                       $9,583                          $9,605
Feb-95                                         $9,736                       $9,556                          $9,576
Mar-95                                        $10,312                      $10,152                         $10,179
Apr-95                                        $10,633                      $10,533                         $10,566
May-95                                        $10,573                      $10,408                         $10,439
Jun-95                                        $10,463                      $10,225                         $10,262
Jul-95                                        $11,052                      $10,862                         $10,909
Aug-95                                        $10,676                      $10,448                         $10,494
Sep-95                                        $10,740                      $10,652                         $10,704
Oct-95                                        $10,536                      $10,365                         $10,415
Nov-95                                        $10,826                      $10,653                         $10,706
Dec-95                                        $11,351                      $11,083                         $11,145
Jan-96                                        $11,464                      $11,128                         $11,190
Feb-96                                        $11,537                      $11,166                         $11,235
Mar-96                                        $11,698                      $11,404                         $11,471
Apr-96                                        $12,154                      $11,736                         $11,803
May-96                                        $12,040                      $11,520                         $11,591
Jun-96                                        $12,083                      $11,584                         $11,660
Jul-96                                        $11,760                      $11,246                         $11,322
Aug-96                                        $11,811                      $11,271                         $11,345
Sep-96                                        $12,019                      $11,570                         $11,651
Oct-96                                        $11,904                      $11,452                         $11,535
Nov-96                                        $12,434                      $11,908                         $11,996
Dec-96                                        $12,271                      $11,755                         $11,840
Jan-97                                        $11,861                      $11,343                         $11,426
Feb-97                                        $11,969                      $11,529                         $11,620
Mar-97                                        $12,013                      $11,571                         $11,667
Apr-97                                        $11,948                      $11,632                         $11,737
May-97                                        $12,855                      $12,389                         $12,499
Jun-97                                        $13,413                      $13,072                         $13,187
Jul-97                                        $13,598                      $13,284                         $13,398
Aug-97                                        $12,706                      $12,291                         $12,406
Sep-97                                        $13,174                      $12,980                         $13,101
Oct-97                                        $12,483                      $11,983                         $12,092
Nov-97                                        $11,955                      $11,861                         $11,971
Dec-97                                        $11,907                      $11,964                         $12,079
Jan-98                                        $12,627                      $12,511                         $12,635
Feb-98                                        $13,456                      $13,314                         $13,443
Mar-98                                        $14,051                      $13,724                         $13,860
Apr-98                                        $14,095                      $13,832                         $13,971
May-98                                        $14,227                      $13,764                         $13,901
Jun-98                                        $14,089                      $13,869                         $14,012
Jul-98                                        $14,245                      $14,009                         $14,153
Aug-98                                        $12,382                      $12,273                         $12,398
Sep-98                                        $11,716                      $11,898                         $12,026
Oct-98                                        $12,883                      $13,138                         $13,288
Nov-98                                        $13,448                      $13,810                         $13,966

ANNUALIZED           ONE        FROM
TOTAL RETURN (%)    YEAR     MARCH 1994
----------------------------------------
                    12.49       6.44

- THE SERIES INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

- THE EAFE INDEX (NET DIVIDENDS) IS A MORE APPROPRIATE MEASURE OF THE DIVIDEND THAT FOREIGN INVESTORS CAN ATTAIN DUE TO FOREIGN WITHHOLDING TAXES THAN THE EAFE INDEX (GROSS DIVIDENDS), AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY SERIES VS.
JAPANESE LARGE COMPANY STOCKS
SEPTEMBER 1996-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    JAPANESE SMALL COMPANY SERIES      JAPANESE LARGE COMPANY STOCKS

                                               $9,950                            $10,000
Sep-96                                        $10,000                            $10,339
Oct-96                                         $9,298                             $9,658
Nov-96                                         $9,011                             $9,846
Dec-96                                         $7,905                             $9,188
Jan-97                                         $7,134                             $8,175
Feb-97                                         $7,085                             $8,360
Mar-97                                         $6,571                             $8,104
Apr-97                                         $6,463                             $8,383
May-97                                         $7,540                             $9,322
Jun-97                                         $7,659                            $10,007
Jul-97                                         $6,789                             $9,698
Aug-97                                         $6,058                             $8,835
Sep-97                                         $5,139                             $8,735
Oct-97                                         $5,277                             $7,926
Nov-97                                         $4,358                             $7,436
Dec-97                                         $3,587                             $7,030
Jan-98                                         $4,585                             $7,639
Feb-98                                         $4,950                             $7,682
Mar-98                                         $4,506                             $7,161
Apr-98                                         $4,279                             $7,133
May-98                                         $4,091                             $6,741
Jun-98                                         $4,190                             $6,838
Jul-98                                         $4,151                             $6,750
Aug-98                                         $3,706                             $5,985
Sep-98                                         $3,498                             $5,823
Oct-98                                         $3,943                             $6,803
Nov-98                                         $4,269                             $7,113

ANNUALIZED           ONE           FROM
TOTAL RETURN (%)    YEAR      SEPTEMBER 1996
---------------------------------------------
                    -2.53         -31.50

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE LOWER HALF OF COMPANIES ON THE FIRST SECTION OF TOKYO STOCK EXCHANGE.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN JAPAN.

Past performance is not predictive of future performance.
Japanese Large Company Stocks courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
PACIFIC RIM SMALL COMPANY SERIES VS.
PACIFIC RIM LARGE COMPANY STOCKS
SEPTEMBER 1996-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    PACIFIC RIM SMALL COMPANY SERIES    PACIFIC RIM LARGE COMPANY STOCKS

                                                 $9,900                              $10,000
Sep-96                                          $10,056                              $10,260
Oct-96                                          $10,164                              $10,537
Nov-96                                          $10,477                              $11,106
Dec-96                                          $10,232                              $11,128
Jan-97                                          $10,448                              $10,995
Feb-97                                          $11,035                              $11,149
Mar-97                                          $10,545                              $10,636
Apr-97                                          $10,300                              $10,423
May-97                                          $10,683                              $11,069
Jun-97                                          $10,781                              $11,313
Jul-97                                          $10,732                              $11,290
Aug-97                                          $10,134                               $9,721
Sep-97                                           $9,685                              $10,051
Oct-97                                           $7,334                               $7,920
Nov-97                                           $6,521                               $7,675
Dec-97                                           $5,944                               $7,698
Jan-98                                           $5,327                               $7,228
Feb-98                                           $6,776                               $8,342
Mar-98                                           $6,551                               $8,250
Apr-98                                           $5,944                               $7,672
May-98                                           $5,180                               $6,813
Jun-98                                           $4,436                               $6,404
Jul-98                                           $4,142                               $6,186
Aug-98                                           $3,496                               $5,351
Sep-98                                           $3,731                               $5,844
Oct-98                                           $4,387                               $6,977
Nov-98                                           $4,985                               $7,305

ANNUALIZED           ONE           FROM
TOTAL RETURN (%)    YEAR      SEPTEMBER 1996
---------------------------------------------
                   -24.33         -26.61

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, MALAYSIA, NEW ZEALAND, AND SINGAPORE.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN THE PACIFIC RIM.

Past performance is not predictive of future performance.
Pacific Rim Large Company Stocks courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY SERIES VS.
UNITED KINGDOM LARGE COMPANY STOCKS
SEPTEMBER 1996-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000     UNITED KINGDOM SMALL COMPANY SERIES      UNITED KINGDOM LARGE COMPANY STOCKS

                                                     $10,000                                   $10,000
Sep-96                                               $10,078                                   $10,188
Oct-96                                               $10,566                                   $10,704
Nov-96                                               $10,869                                   $11,232
Dec-96                                               $11,279                                   $11,651
Jan-97                                               $11,142                                   $11,284
Feb-97                                               $11,523                                   $11,620
Mar-97                                               $11,602                                   $11,770
Apr-97                                               $11,416                                   $11,863
May-97                                               $11,358                                   $12,331
Jun-97                                               $11,241                                   $12,516
Jul-97                                               $10,880                                   $12,958
Aug-97                                               $11,163                                   $12,764
Sep-97                                               $11,564                                   $13,764
Oct-97                                               $11,974                                   $13,343
Nov-97                                               $11,847                                   $13,401
Dec-97                                               $11,730                                   $13,816
Jan-98                                               $11,798                                   $14,452
Feb-98                                               $12,248                                   $15,418
Mar-98                                               $13,263                                   $16,349
Apr-98                                               $13,312                                   $16,400
May-98                                               $13,810                                   $16,096
Jun-98                                               $13,311                                   $16,159
Jul-98                                               $12,334                                   $15,807
Aug-98                                               $11,103                                   $14,500
Sep-98                                               $10,596                                   $14,171
Oct-98                                               $10,362                                   $14,940
Nov-98                                               $10,284                                   $15,469

ANNUALIZED           ONE           FROM
TOTAL RETURN (%)    YEAR      SEPTEMBER 1996
---------------------------------------------
                   -13.20          1.25

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES IN THE LOWER HALF BY MARKET CAPITALIZATION OF COMPANIES TRADED ON THE INTERNATIONAL STOCK EXCHANGE OF THE UNITED KINGDOM.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN THE UNITED KINGDOM.

Past performance is not predictive of future performance.
United Kingdom Large Company Stocks courtesy of Financial Times--Actuaries All Share Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY SERIES VS.
CONTINENTAL LARGE COMPANY STOCKS
SEPTEMBER 1996-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    CONTINENTAL SMALL COMPANY SERIES      CONTINENTAL LARGE COMPANY STOCKS

                                                  $9,900                               $10,000
Sep-96                                            $9,761                               $10,200
Oct-96                                            $9,940                               $10,322
Nov-96                                           $10,128                               $10,818
Dec-96                                           $10,326                               $10,948
Jan-97                                           $10,584                               $11,167
Feb-97                                           $10,604                               $11,222
Mar-97                                           $10,980                               $11,716
Apr-97                                           $10,683                               $11,529
May-97                                           $11,118                               $12,013
Jun-97                                           $11,504                               $12,830
Jul-97                                           $11,474                               $13,433
Aug-97                                           $11,296                               $12,412
Sep-97                                           $12,098                               $13,678
Oct-97                                           $11,752                               $12,939
Nov-97                                           $11,495                               $13,211
Dec-97                                           $11,585                               $13,687
Jan-98                                           $12,011                               $14,221
Feb-98                                           $12,912                               $15,401
Mar-98                                           $14,140                               $16,633
Apr-98                                           $14,704                               $17,082
May-98                                           $15,486                               $17,851
Jun-98                                           $15,080                               $18,011
Jul-98                                           $15,139                               $18,678
Aug-98                                           $13,565                               $15,932
Sep-98                                           $12,922                               $15,167
Oct-98                                           $13,298                               $16,517
Nov-98                                           $13,783                               $17,459

ANNUALIZED           ONE           FROM
TOTAL RETURN (%)    YEAR      SEPTEMBER 1996
---------------------------------------------
                    18.71         15.33

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF BELGIUM, DENMARK, FRANCE, GERMANY, ITALY, THE NETHERLANDS, SPAIN, SWEDEN, AND SWITZERLAND.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF SMALL COMPANIES IN CONTINENTAL EUROPE.

Past performance is not predictive of future performance.
Continental Large Company Stocks courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX
MAY 1994-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  MSCI EMERGING MARKETS     MSCI EMERGING MARKETS FREE
 GROWTH OF $10,000    EMERGING MARKETS SERIES           FREE INDEX             EQUAL-WEIGHTED INDEX

                                         $9,850                   $10,000                        $10,000
May-94                                  $10,175                   $10,320                        $10,456
Jun-94                                  $10,057                   $10,018                        $10,170
Jul-94                                  $10,805                   $10,635                        $10,928
Aug-94                                  $11,780                   $11,942                        $12,247
Sep-94                                  $11,908                   $12,066                        $12,316
Oct-94                                  $11,564                   $11,832                        $12,126
Nov-94                                  $11,200                   $11,204                        $11,594
Dec-94                                  $10,392                   $10,296                        $10,722
Jan-95                                   $9,427                    $9,194                         $9,530
Feb-95                                   $9,378                    $8,950                         $9,352
Mar-95                                   $9,791                    $8,985                         $9,719
Apr-95                                  $10,274                    $9,371                        $10,340
May-95                                  $11,003                    $9,844                        $11,054
Jun-95                                  $11,072                    $9,853                        $11,012
Jul-95                                  $11,515                   $10,059                        $11,368
Aug-95                                  $11,082                    $9,809                        $10,815
Sep-95                                  $10,875                    $9,749                        $10,637
Oct-95                                  $10,510                    $9,367                        $10,226
Nov-95                                  $10,466                    $9,191                        $10,090
Dec-95                                  $10,783                    $9,581                        $10,517
Jan-96                                  $11,947                   $10,253                        $11,591
Feb-96                                  $11,698                   $10,073                        $11,438
Mar-96                                  $11,798                   $10,133                        $11,510
Apr-96                                  $12,136                   $10,502                        $11,845
May-96                                  $12,136                   $10,429                        $11,941
Jun-96                                  $12,236                   $10,472                        $12,105
Jul-96                                  $11,191                    $9,738                        $11,107
Aug-96                                  $11,509                    $9,973                        $11,456
Sep-96                                  $11,757                   $10,045                        $11,746
Oct-96                                  $11,499                    $9,770                        $11,436
Nov-96                                  $11,907                    $9,922                        $11,940
Dec-96                                  $12,066                    $9,954                        $12,123
Jan-97                                  $13,300                   $10,624                        $13,532
Feb-97                                  $13,469                   $11,072                        $13,705
Mar-97                                  $13,090                   $10,754                        $13,339
Apr-97                                  $12,582                   $10,735                        $12,812
May-97                                  $13,209                   $11,014                        $13,408
Jun-97                                  $13,756                   $11,580                        $13,750
Jul-97                                  $13,775                   $11,729                        $13,777
Aug-97                                  $11,766                   $10,223                        $11,545
Sep-97                                  $12,254                   $10,490                        $12,084
Oct-97                                  $10,444                    $8,760                        $10,151
Nov-97                                   $9,897                    $8,435                         $9,601
Dec-97                                   $9,817                    $8,619                         $9,116
Jan-98                                   $9,639                    $7,936                         $9,233
Feb-98                                  $10,583                    $8,760                        $10,403
Mar-98                                  $10,952                    $9,111                        $10,791
Apr-98                                  $10,783                    $8,994                        $10,552
May-98                                   $9,540                    $7,734                         $8,997
Jun-98                                   $8,694                    $6,907                         $8,056
Jul-98                                   $9,053                    $7,101                         $8,536
Aug-98                                   $6,765                    $5,022                         $6,275
Sep-98                                   $6,775                    $5,326                         $6,381
Oct-98                                   $7,880                    $5,880                         $7,553
Nov-98                                   $8,675                    $6,363                         $8,627

ANNUALIZED
TOTAL RETURN        ONE       FROM
(%)                YEAR     MAY 1994
-------------------------------------
                  -12.78      -3.05

- THE SERIES PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, PORTUGAL, SOUTH KOREA, THAILAND, AND TURKEY.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

- THE MSCI EMERGING MARKETS FREE INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE MSCI EMERGING MARKETS FREE EQUAL-WEIGHTED INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS FREE INDEX
JANUARY 1997-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      EMERGING MARKETS     MSCI EMERGING MARKETS       MSCI EMERGING MARKETS
 GROWTH OF $10,000    SMALL CAP SERIES           FREE INDEX          FREE EQUAL-WEIGHTED INDEX

                                  $9,900                   $10,000                       $10,000
Jan-97                           $10,902                   $10,673                       $11,162
Feb-97                           $11,160                   $11,122                       $11,305
Mar-97                           $10,714                   $10,803                       $11,003
Apr-97                           $10,109                   $10,785                       $10,568
May-97                           $10,267                   $11,064                       $11,060
Jun-97                           $10,674                   $11,633                       $11,342
Jul-97                           $10,713                   $11,783                       $11,365
Aug-97                            $9,314                   $10,270                        $9,523
Sep-97                            $9,502                   $10,538                        $9,968
Oct-97                            $8,441                    $8,800                        $8,373
Nov-97                            $7,865                    $8,474                        $7,919
Dec-97                            $7,627                    $8,658                        $7,520
Jan-98                            $6,923                    $7,973                        $7,616
Feb-98                            $7,230                    $8,800                        $8,581
Mar-98                            $7,577                    $9,152                        $8,902
Apr-98                            $7,805                    $9,035                        $8,704
May-98                            $7,359                    $7,769                        $7,422
Jun-98                            $6,883                    $6,939                        $6,646
Jul-98                            $7,071                    $7,134                        $7,041
Aug-98                            $5,415                    $5,045                        $5,176
Sep-98                            $5,197                    $5,350                        $5,263
Oct-98                            $5,862                    $5,907                        $6,230
Nov-98                            $6,636                    $6,392                        $7,116

ANNUALIZED
TOTAL RETURN        ONE         FROM
(%)                YEAR     JANUARY 1997
-----------------------------------------
                  -16.48       -19.26

- THE SERIES PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, SOUTH KOREA, THAILAND, AND TURKEY.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF AN EQUALLY WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

- THE MSCI EMERGING MARKETS FREE INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN THE MSCI EMERGING MARKETS FREE EQUAL-WEIGHTED INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME SERIES VS.
THREE-MONTH U.S. TREASURY BILL INDEX
MARCH 1993-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    DFA ONE-YEAR FIXED INCOME SERIES    THREE-MONTH U.S. TREASURY BILL INDEX     ONE-MONTH CD'S

                                                $10,000                                  $10,000            $10,000
Mar-93                                          $10,048                                  $10,025            $10,024
Apr-93                                          $10,097                                  $10,050            $10,046
May-93                                          $10,104                                  $10,072            $10,066
Jun-93                                          $10,149                                  $10,102            $10,088
Jul-93                                          $10,180                                  $10,129            $10,110
Aug-93                                          $10,229                                  $10,157            $10,134
Sep-93                                          $10,268                                  $10,184            $10,155
Oct-93                                          $10,290                                  $10,208            $10,175
Nov-93                                          $10,308                                  $10,233            $10,199
Dec-93                                          $10,343                                  $10,264            $10,221
Jan-94                                          $10,395                                  $10,294            $10,244
Feb-94                                          $10,376                                  $10,313            $10,264
Mar-94                                          $10,373                                  $10,343            $10,289
Apr-94                                          $10,368                                  $10,369            $10,313
May-94                                          $10,390                                  $10,400            $10,344
Jun-94                                          $10,425                                  $10,443            $10,376
Jul-94                                          $10,486                                  $10,481            $10,409
Aug-94                                          $10,527                                  $10,517            $10,444
Sep-94                                          $10,545                                  $10,556            $10,479
Oct-94                                          $10,580                                  $10,602            $10,517
Nov-94                                          $10,575                                  $10,644            $10,555
Dec-94                                          $10,607                                  $10,697            $10,598
Jan-95                                          $10,708                                  $10,751            $10,646
Feb-95                                          $10,810                                  $10,802            $10,690
Mar-95                                          $10,877                                  $10,857            $10,739
Apr-95                                          $10,949                                  $10,908            $10,783
May-95                                          $11,066                                  $10,965            $10,835
Jun-95                                          $11,129                                  $11,021            $10,882
Jul-95                                          $11,188                                  $11,074            $10,931
Aug-95                                          $11,245                                  $11,129            $10,979
Sep-95                                          $11,296                                  $11,178            $11,024
Oct-95                                          $11,356                                  $11,231            $11,075
Nov-95                                          $11,410                                  $11,281            $11,123
Dec-95                                          $11,465                                  $11,343            $11,168
Jan-96                                          $11,518                                  $11,396            $11,220
Feb-96                                          $11,564                                  $11,441            $11,264
Mar-96                                          $11,616                                  $11,483            $11,306
Apr-96                                          $11,656                                  $11,533            $11,353
May-96                                          $11,696                                  $11,584            $11,397
Jun-96                                          $11,759                                  $11,631            $11,438
Jul-96                                          $11,814                                  $11,683            $11,488
Aug-96                                          $11,872                                  $11,736            $11,534
Sep-96                                          $11,943                                  $11,791            $11,580
Oct-96                                          $12,031                                  $11,842            $11,628
Nov-96                                          $12,103                                  $11,893            $11,672
Dec-96                                          $12,142                                  $11,945            $11,721
Jan-97                                          $12,202                                  $12,000            $11,770
Feb-97                                          $12,254                                  $12,047            $11,815
Mar-97                                          $12,274                                  $12,097            $11,866
Apr-97                                          $12,357                                  $12,155            $11,918
May-97                                          $12,417                                  $12,217            $11,971
Jun-97                                          $12,492                                  $12,263            $12,024
Jul-97                                          $12,578                                  $12,318            $12,078
Aug-97                                          $12,616                                  $12,371            $12,129
Sep-97                                          $12,691                                  $12,428            $12,185
Oct-97                                          $12,766                                  $12,481            $12,240
Nov-97                                          $12,806                                  $12,530            $12,290
Dec-97                                          $12,876                                  $12,584            $12,349
Jan-98                                          $12,953                                  $12,643            $12,403
Feb-98                                          $13,007                                  $12,688            $12,453
Mar-98                                          $13,075                                  $12,748            $12,510
Apr-98                                          $13,125                                  $12,805            $12,565
May-98                                          $13,199                                  $12,859            $12,618
Jun-98                                          $13,250                                  $12,913            $12,676
Jul-98                                          $13,327                                  $12,970            $12,733
Aug-98                                          $13,388                                  $13,030            $12,790
Sep-98                                          $13,451                                  $13,096            $12,845
Oct-98                                          $13,501                                  $13,147            $12,899
Nov-98                                          $13,562                                  $13,191            $12,952

ANNUALIZED
TOTAL RETURN        ONE       FIVE        FROM
(%)                YEAR       YEARS    MARCH 1993
--------------------------------------------------
                   5.90       5.64        5.44

- THE SERIES MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVELS ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN HIGH QUALITY OBLIGATIONS, INCLUDING BA'S, CD'S, CORPORATE DEBT OBLIGATIONS AND COMMERCIAL PAPER OF U.S. AS WELL AS NON-U.S. ISSUERS (YANKEES). AVERAGE MATURITY IS MAINTAINED UNDER ONE YEAR WITH NO INDIVIDUAL ISSUE LONGER THAN TWO YEARS.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

- THE THREE-MONTH U.S. TREASURY BILL INDEX IS A MORE WIDELY RECOGNIZED INDEX THAN ONE-MONTH CD'S, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT
MARCH 1996-NOVEMBER 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    DFA TWO-YEAR GLOBAL FIXED INCOME SERIES     MERRILL LYNCH 1-3 YEAR GOVERNMENT

                                                       $10,000                                $10,000
Mar-96                                                 $10,047                                 $9,991
Apr-96                                                 $10,097                                 $9,999
May-96                                                 $10,148                                $10,020
Jun-96                                                 $10,188                                $10,092
Jul-96                                                 $10,260                                $10,131
Aug-96                                                 $10,361                                $10,166
Sep-96                                                 $10,439                                $10,258
Oct-96                                                 $10,531                                $10,374
Nov-96                                                 $10,602                                $10,454
Dec-96                                                 $10,647                                $10,454
Jan-97                                                 $10,720                                $10,503
Feb-97                                                 $10,762                                $10,528
Mar-97                                                 $10,766                                $10,523
Apr-97                                                 $10,830                                $10,610
May-97                                                 $10,904                                $10,682
Jun-97                                                 $10,982                                $10,755
Jul-97                                                 $11,036                                $10,874
Aug-97                                                 $11,079                                $10,884
Sep-97                                                 $11,149                                $10,966
Oct-97                                                 $11,192                                $11,047
Nov-97                                                 $11,236                                $11,074
Dec-97                                                 $11,287                                $11,149
Jan-98                                                 $11,378                                $11,257
Feb-98                                                 $11,423                                $11,268
Mar-98                                                 $11,490                                $11,314
Apr-98                                                 $11,524                                $11,367
May-98                                                 $11,593                                $11,427
Jun-98                                                 $11,645                                $11,487
Jul-98                                                 $11,704                                $11,541
Aug-98                                                 $11,784                                $11,686
Sep-98                                                 $11,854                                $11,841
Oct-98                                                 $11,912                                $11,899
Nov-98                                                 $11,964                                $11,889

ANNUALIZED           ONE        FROM
TOTAL RETURN (%)    YEAR     MARCH 1996
----------------------------------------
                    6.48        6.74

- THE SERIES SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

- THE SERIES' RETURNS IN FISCAL 1998 REFLECTED THE PERFORMANCE OF ITS STRATEGY. Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES          VALUE+
                                                         ------------  --------------
COMMON STOCKS -- (99.6%)
  *3COM Corp...........................................        59,100  $    2,288,278
  *AES Corp............................................        28,900       1,322,175
  AMP, Inc.............................................        36,204       1,751,368
  *AMR Corp............................................        30,000       1,978,125
  AON Corp.............................................        27,800       1,601,975
  AT & T Corp..........................................       297,939      18,565,324
  Abbott Laboratories..................................       254,000      12,192,000
  Adobe Systems, Inc...................................        11,100         498,112
  *Advanced Micro Devices, Inc.........................        23,700         656,194
  Aeroquip Vickers, Inc................................         4,700         170,962
  Aetna, Inc...........................................        23,737       1,835,167
  Air Products & Chemicals, Inc........................        38,200       1,456,375
  *Airtouch Communications, Inc........................        94,560       5,407,650
  Alberto-Culver Co. Class B...........................         9,100         233,187
  Albertson's Inc......................................        40,700       2,322,444
  Alcan Aluminum, Ltd..................................        37,600       1,001,100
  Allegheny Teledyne, Inc..............................        32,535         669,001
  Allergan, Inc........................................        10,800         657,450
  AlliedSignal, Inc....................................        92,500       4,070,000
  Allstate Corp........................................       136,800       5,574,600
  Alltel Corp..........................................        45,200       2,395,600
  Aluminium Co. of America.............................        30,700       2,275,637
  *Alza Corp...........................................        14,300         747,175
  Amerada Hess Corp....................................        15,000         832,500
  Ameren Corp..........................................        22,700         934,956
  American Electric Power Co., Inc.....................        31,600       1,465,450
  American Express Co..................................        75,100       7,514,694
  American General Corp................................        41,700       2,937,244
  American Greetings Corp. Class A.....................        11,700         495,056
  American Home Products Corp..........................       217,200      11,565,900
  American International Group, Inc....................       173,289      16,289,166
  American Stores Co...................................        45,200       1,517,025
  Ameritech Corp.......................................       182,200       9,861,575
  *Amgen, Inc..........................................        41,900       3,150,356
  Amoco Corp...........................................       157,400       9,276,762
  Anadarko Petroleum Corp..............................        19,800         558,112
  *Andrew Corp.........................................        14,193         229,749
  Anheuser-Busch Companies, Inc........................        79,600       4,825,750
  Apache Corp..........................................        16,300         374,900
  *#Apple Computer, Inc................................        22,300         712,903
  *Applied Materials, Inc..............................        60,300       2,338,509
  Archer-Daniels Midland Co............................        98,905       1,817,379
  Armstrong World Industries, Inc......................         6,600         439,725
  Asarco, Inc..........................................         6,550         126,906
  *Ascend Communications, Inc..........................        35,800       2,010,394
  Ashland, Inc.........................................        12,700         617,537
  Associates First Capital Corp. Class A...............        57,255       4,458,733
  Atlantic Richfield Co................................        53,100       3,531,150
  Autodesk, Inc........................................         7,800         284,212
  Automatic Data Processing, Inc.......................        49,500       3,811,500
  *Autozone, Inc.......................................        25,300         762,162
  Avery Dennison Corp..................................        19,300         925,194
  Avon Products, Inc...................................        43,300       1,759,062
  B B & T Corp.........................................        47,400       1,750,837

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *BMC Software, Inc...................................        33,900  $    1,729,959
  Baker Hughes, Inc....................................        52,410         959,758
  Ball Corp............................................         5,000         213,750
  Baltimore Gas & Electric Co..........................        24,450         750,309
  Bank of New York Co., Inc............................       123,500       4,229,875
  Bank One Corp........................................       193,330       9,920,246
  BankAmerica Corp.....................................       286,864      18,699,947
  BankBoston Corp......................................        48,400       2,014,650
  Bankers Trust New York Corp..........................        16,000       1,392,000
  Bard (C.R.), Inc.....................................         9,300         426,056
  #Barrick Gold Corp...................................        61,600       1,232,000
  Battle Mountain Gold Co..............................        37,900         177,656
  Bausch & Lomb, Inc...................................         9,200         510,600
  Baxter International, Inc............................        47,300       3,006,506
  Bear Stearns Companies, Inc..........................        18,800         789,600
  Becton Dickinson & Co................................        41,000       1,742,500
  Bell Atlantic Corp...................................       256,438      14,264,364
  Bellsouth Corp.......................................       162,300      14,160,675
  Bemis Co., Inc.......................................         8,800         332,750
  Bestfoods, Inc.......................................        47,600       2,766,750
  *Bethlehem Steel Corp................................        21,400         176,550
  Biomet, Inc..........................................        18,500         707,047
  Black & Decker Corp..................................        15,300         829,069
  Block (H.&R.), Inc...................................        16,600         745,962
  Boeing Co............................................       166,606       6,768,369
  Boise Cascade Corp...................................         9,300         294,694
  *Boston Scientific Corp..............................        32,400       1,603,800
  Briggs & Stratton Corp...............................         4,000         201,750
  Bristol Myers Squibb Co..............................       164,300      20,137,019
  Brown-Forman Corp. Class B...........................        11,400         829,350
  Browning-Ferris Industries, Inc......................        28,600         843,700
  Brunswick Corp.......................................        16,400         360,800
  Burlington Northern Santa Fe Corp....................        77,911       2,648,974
  Burlington Resources, Inc............................        29,400       1,047,375
  CBS Corp.............................................       118,200       3,523,837
  CIGNA Corp...........................................        35,100       2,731,219
  CSX Corp.............................................        36,100       1,504,919
  CVS Corp.............................................        64,416       3,180,540
  *Cabletron Systems, Inc..............................        27,100         379,400
  Campbell Soup Co.....................................        73,900       4,221,537
  Capital One Financial Corp...........................        11,000       1,210,000
  Cardinal Health, Inc.................................        33,000       2,264,625
  Carolina Power & Light Co............................        25,000       1,159,375
  *Case Corp...........................................        12,300         298,275
  Caterpillar, Inc.....................................        60,200       2,976,137
  *Cendant Corp........................................       141,800       2,694,200
  Centex Corp..........................................         9,800         349,737
  Central & South West Corp............................        35,000         962,500
  *Ceridian Corp.......................................        12,053         784,198
  Champion International Corp..........................        15,700         652,531
  Chase Manhattan Corp.................................       141,292       8,963,211
  Chevron Corp.........................................       108,000       9,031,500
  Chubb Corp...........................................        27,400       1,919,712
  Cincinnati Financial Corp............................        27,600       1,077,262
  Cinergy Corp.........................................        26,093         901,839

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Circuit City Stores, Inc. (Circuit City Group).......        16,600  $      600,712
  *Cisco Sytems, Inc...................................       256,900      19,371,866
  Citigroup, Inc.......................................       377,368      18,939,156
  *Clear Channel Communications, Inc...................        41,166       1,924,510
  Clorox Co............................................        17,300       1,921,381
  Coastal Corp.........................................        35,200       1,227,600
  Coca-Cola Co.........................................       407,100      28,522,444
  *Coca-Cola Enterprises, Inc..........................        66,800       2,525,875
  Colgate-Palmolive Co.................................        48,700       4,169,937
  Columbia Gas System, Inc.............................        13,800         783,150
  Columbia/HCA Healthcare Corp.........................       106,482       2,622,119
  Comcast Corp. Class A Special........................        60,900       2,955,553
  Comerica, Inc........................................        25,750       1,660,875
  Compaq Computer Corp.................................       276,024       8,970,780
  Computer Associates International, Inc...............        92,800       4,106,400
  Computer Sciences Corp...............................        26,100       1,490,962
  Conagra, Inc.........................................        80,700       2,537,006
  Conseco, Inc.........................................        51,688       1,712,165
  Consolidated Edison, Inc.............................        38,500       1,956,281
  Consolidated Natural Gas Co..........................        15,800         858,137
  *Consolidated Stores Corp............................        18,100         389,150
  Cooper Industries, Inc...............................        19,200         943,200
  Cooper Tire & Rubber Co..............................        12,800         250,400
  Coors (Adolph) Co. Class B...........................         6,000         298,687
  Corning, Inc.........................................        38,300       1,536,787
  *Costco Companies, Inc...............................        35,903       2,254,035
  Countrywide Credit Industries, Inc...................        18,300         905,850
  Crane Co.............................................        11,400         368,362
  Crown Cork & Seal Co., Inc...........................        20,500         691,875
  Cummins Engine Co., Inc..............................         6,400         237,600
  Cyprus Amax Minerals Co., Inc........................        15,450         175,744
  DTE Energy Co........................................        24,000       1,047,000
  Dana Corp............................................        27,342       1,066,338
  Danaher Corp.........................................        22,100       1,008,312
  Darden Restaurants, Inc..............................        23,000         363,687
  *Data General Corp...................................         8,200         148,625
  Dayton-Hudson Corp...................................        72,400       3,258,000
  Deere & Co...........................................        40,300       1,407,981
  *Dell Computer Corp..................................       208,900      12,697,203
  Delta Air Lines, Inc.................................        24,900       1,336,819
  Deluxe Corp..........................................        13,300         462,175
  Dillards, Inc. Class A...............................        18,200         625,625
  Disney (Walt) Co.....................................       338,300      10,889,031
  Dollar General Corp..................................        30,575         728,067
  Dominion Resources, Inc. VA..........................        32,300       1,491,856
  Donnelley (R.R.) & Sons Co...........................        23,100         980,306
  Dover Corp...........................................        36,900       1,314,562
  Dow Chemical Co......................................        36,900       3,593,137
  Dow Jones & Co., Inc.................................        15,500         741,094
  DuPont (E.I.) de Nemours & Co........................       186,600      10,962,750
  Duke Power Co........................................        59,741       3,737,546
  Dun & Bradstreet.....................................        28,300         854,306
  E G & G, Inc.........................................         7,600         212,325
  *EMC Corp. MA........................................        82,400       5,974,000
  Eastern Enterprises..................................         3,700         150,081
  Eastman Chemical Co..................................        13,150         761,878
  Eastman Kodak Co.....................................        53,500       3,882,094
  Eaton Corp...........................................        11,800         806,087
  Ecolab, Inc..........................................        21,400         662,062
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Edison International.................................        58,500  $    1,608,750
  Electronic Data Systems Corp.........................        81,200       3,166,800
  Emerson Electric Co..................................        72,500       4,712,500
  Engelhard Corp.......................................        23,874         461,067
  Enron Corp...........................................        54,500       2,864,656
  Entergy Corp.........................................        40,600       1,190,087
  Equifax, Inc.........................................        24,300       1,008,450
  Exxon Corp...........................................       402,600      30,220,162
  *FDX Corp............................................        24,300       1,576,462
  *FMC Corp............................................         5,700         331,312
  FPL Group, Inc.......................................        30,000       1,837,500
  Fannie Mae...........................................       171,300      12,462,075
  Federal Home Loan Mortgage Corp......................       112,100       6,782,050
  *Federated Department Stores, Inc....................        34,900       1,454,894
  Fifth Third Bancorp..................................        44,100       2,931,272
  First Data Corp......................................        73,700       1,966,869
  First Union Corp.....................................       160,164       9,729,963
  FirstEnergy Corp.....................................        39,100       1,209,656
  Fleet Financial Group, Inc...........................        93,628       3,903,117
  Fleetwood Enterprises, Inc...........................         5,700         192,019
  Fluor Corp...........................................        13,000         556,562
  Ford Motor Co........................................       199,800      11,038,950
  Fort James Corp......................................        36,400       1,424,150
  Fortune Brands, Inc..................................        28,600         974,187
  *Foster Wheeler Corp.................................         6,750         115,594
  Franklin Resources, Inc..............................        41,700       1,782,675
  Freeport McMoran Copper & Gold, Inc. Class B.........        29,700         387,956
  Frontier Corp........................................        28,300         852,537
  *Fruit of The Loom, Inc. Class A.....................        11,900         175,525
  GPU, Inc.............................................        21,200         928,825
  GTE Corp.............................................       158,900       9,851,800
  Gannett Co., Inc.....................................        47,000       3,034,437
  Gap, Inc.............................................        64,800       4,766,850
  *#Gateway 2000, Inc..................................        25,600       1,436,800
  General Dynamics Corp................................        21,000       1,219,312
  General Electric Co..................................       537,300      48,625,650
  *General Instrument Corp.............................        24,880         699,750
  General Mills, Inc...................................        25,600       1,932,800
  General Motors Corp..................................       107,800       7,546,000
  General RE Corp......................................        12,400       2,895,400
  Genuine Parts Co.....................................        29,375         967,539
  Georgia-Pacific Corp.................................        15,300         868,275
  Gillette Co..........................................       185,600       8,526,000
  Golden West Financial Corp...........................         9,600         909,000
  Goodrich (B.F.) Co...................................        12,200         462,837
  Goodyear Tire & Rubber Co............................        26,000       1,475,500
  Grainger (W.W.), Inc.................................        16,200         684,450
  Great Atlantic & Pacific Tea Co., Inc................         6,300         172,069
  Great Lakes Chemical Corp............................         9,800         391,387
  Guidant Corp.........................................        24,700       2,119,569
  HBO & Co.............................................        71,300       1,775,816
  *HCR Manor Care, Inc.................................        18,000         571,500
  Halliburton Co.......................................        72,600       2,132,625
  Harcourt General, Inc................................        11,623         601,490
  *Harnischfeger Industries, Inc.......................         7,876          78,760
  *Harrahs Entertainment, Inc..........................        16,700         259,894
  Harris Corp..........................................        13,300         504,569
  Hartford Financial Services Group, Inc...............        38,400       2,119,200
  Hasbro, Inc..........................................        21,799         764,327

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Healthsouth Corp....................................        69,700  $      936,594
  Heinz (H.J.) Co......................................        59,800       3,487,087
  Helmerich & Payne, Inc...............................         8,300         143,175
  Hercules, Inc........................................        15,600         512,850
  Hershey Foods Corp...................................        23,600       1,587,100
  Hewlett-Packard Co...................................       171,700      10,774,175
  Hilton Hotels Corp...................................        43,100         937,425
  Home Depot, Inc......................................       242,344      12,056,614
  Homestake Mining Co..................................        34,900         375,175
  Honeywell, Inc.......................................        20,800       1,662,700
  Household International, Inc.........................        81,412       3,185,244
  Houston Industries, Inc..............................        48,724       1,540,896
  *Humana, Inc.........................................        27,600         546,825
  Huntington Bancshares, Inc...........................        34,930       1,035,893
  IMS Health, Inc......................................        27,600       1,831,950
  ITT Industries, Inc..................................        19,600         705,600
  Ikon Office Solutions, Inc...........................        22,400         218,400
  Illinois Tool Works, Inc.............................        41,400       2,631,487
  Inco, Ltd............................................        27,400         316,812
  Ingersoll-Rand Co....................................        27,400       1,282,662
  Intel Corp...........................................       277,100      29,814,228
  International Business Machines Corp.................       153,800      25,377,000
  International Flavors & Fragrances, Inc..............        17,700         741,187
  International Paper Co...............................        50,600       2,197,937
  Interpublic Group of Companies, Inc..................        22,350       1,536,563
  Jefferson-Pilot Corp.................................        17,575       1,199,494
  Johnson & Johnson....................................       222,100      18,045,625
  Johnson Controls, Inc................................        14,000         810,250
  Jostens, Inc.........................................         6,100         142,969
  *K Mart Corp.........................................        81,300       1,239,825
  *KLA-Tencor Corp.....................................        14,400         490,050
  Kaufman & Broad Home Corp............................         6,600         166,238
  Kellogg Co...........................................        67,200       2,461,200
  Kerr-McGee Corp......................................         7,900         312,050
  Keycorp..............................................        72,600       2,227,913
  Kimberly Clark Corp..................................        90,404       4,757,511
  *King World Productions, Inc.........................        12,100         329,725
  Knight Ridder, Inc...................................        13,052         671,362
  *Kohls Corp..........................................        26,000       1,278,875
  *Kroger Co...........................................        42,200       2,239,238
  *LSI Logic Corp......................................        23,300         361,150
  Laidlaw, Inc.........................................        54,500         541,594
  Lehman Brothers Holdings, Inc........................        19,600         978,775
  Lilly (Eli) & Co.....................................       181,900      16,314,156
  Limited, Inc.........................................        37,700       1,090,944
  Lincoln National Corp................................        16,700       1,397,581
  Liz Claiborne, Inc...................................        10,900         369,238
  Lockheed Martin Corp.................................        32,257       3,346,664
  Loews Corp...........................................        19,100       1,910,000
  Longs Drug Stores Corp...............................         6,400         228,000
  Louisiana-Pacific Corp...............................        18,100         307,700
  Lowe's Companies, Inc................................        58,000       2,450,500
  Lucent Technologies, Inc.............................       217,200      18,692,775
  MBIA, Inc............................................        16,500       1,068,375
  MBNA Corp............................................       124,145       2,816,540
  *MCI Worldcom, Inc...................................       293,401      17,301,490
  MGIC Investment Corp.................................        18,800         826,025
  Mallinckrodt, Inc....................................        12,100         390,981
  Marriott International, Inc. Class A.................        41,200       1,210,250
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Marsh & McLennan Companies, Inc......................        42,400  $    2,467,150
  Masco Corp...........................................        56,000       1,617,000
  Mattel, Inc..........................................        48,352       1,671,166
  May Department Stores Co.............................        38,300       2,309,969
  Maytag Corp..........................................        15,100         817,288
  McDermott International, Inc.........................         9,800         262,763
  McDonalds Corp.......................................       112,800       7,903,050
  McGraw-Hill Companies, Inc...........................        16,300       1,458,850
  Mead Corp............................................        17,200         521,375
  *Mediaone Group......................................       100,700       4,078,350
  Medtronic, Inc.......................................        77,500       5,245,781
  Mellon Bank Corp.....................................        43,000       2,706,313
  Mercantile Bancorporation, Inc.......................        25,100       1,105,969
  Merck & Co., Inc.....................................       196,500      30,432,938
  Meredith Corp........................................         8,700         337,669
  Merrill Lynch & Co., Inc.............................        57,500       4,312,500
  *Meyer (Fred), Inc...................................        25,400       1,292,225
  *Micron Technology, Inc..............................        35,300       1,458,331
  *Microsoft Corp......................................       456,600      55,719,469
  Milacron, Inc........................................         6,500         131,625
  Millipore Corp.......................................         7,200         202,500
  Minnesota Mining & Manufacturing Co..................        66,500       5,340,781
  *Mirage Resorts, Inc.................................        29,700         441,788
  Mobil Corp...........................................       129,200      11,135,425
  Monsanto Co..........................................        99,200       4,495,000
  #Moore Corp., Ltd....................................        14,600         159,688
  Morgan (J.P.) & Co., Inc.............................        29,000       3,099,375
  Morgan Stanley Dean Witter Discover & Co.............        96,509       6,731,503
  Morton International, Inc............................        21,600         635,850
  Motorola, Inc........................................        98,800       6,125,600
  Nacco Industries, Inc. Class A.......................         1,300         113,181
  Nalco Chemical Co....................................        10,900         364,469
  National City Corp...................................        54,267       3,649,456
  *National Semiconductor Corp.........................        27,100         389,563
  National Service Industries, Inc.....................         6,800         262,650
  *Navistar International Corp.........................        11,100         287,213
  *New Century Energies, Inc...........................        18,400         884,350
  New York Times Class A...............................        31,300         972,256
  #Newell Co...........................................        26,700       1,181,475
  Newmont Mining Corp..................................        27,658         549,703
  *Nextel Communications Corp. Class A.................        47,052       1,013,088
  *Niagara Mohawk Power Corp...........................        30,900         475,088
  Nicor, Inc...........................................         7,900         332,294
  Nike, Inc. Class B...................................        47,500       1,900,000
  Nordstrom, Inc.......................................        24,600         917,119
  Norfolk Southern Corp................................        62,500       1,898,438
  Northern States Power Co. MN.........................        25,000         679,688
  Northern Telecom, Ltd................................       107,660       5,026,376
  Northern Trust Corp..................................        18,300       1,478,869
  Northrop Grumman Corp................................        11,300         918,125
  *Novell, Inc.........................................        58,400         965,425
  Nucor Corp...........................................        14,600         613,200
  Occidental Petroleum Corp............................        58,400       1,182,600
  Omnicom Group, Inc...................................        27,900       1,490,906
  Oneok, Inc...........................................         5,200         181,025
  *Oracle Systems Corp.................................       160,662       5,507,694
  *Oryx Energy Co......................................        17,500         241,719
  Owens Corning........................................         8,900         332,081

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Owens-Illinois, Inc.................................        25,700  $      825,613
  PECO Energy Co.......................................        36,700       1,472,588
  PG&E Corp. (Holding Co.).............................        63,200       1,955,250
  PNC Bank Corp........................................        49,950       2,575,547
  PP&L Resources, Inc..................................        25,000         682,813
  PPG Industries, Inc..................................        29,200       1,786,675
  Paccar, Inc..........................................        12,920         588,668
  PacifiCorp...........................................        49,000         918,750
  Pall Corp............................................        20,500         476,625
  *Parametric Technology Corp..........................        44,900         764,703
  Parker-Hannifin Corp.................................        18,325         636,794
  Paychex, Inc.........................................        27,000       1,344,094
  Penney (J.C.) Co., Inc...............................        41,700       2,293,500
  Pennzoil Co..........................................         7,900         293,288
  Peoples Energy Corp..................................         5,800         218,588
  *Peoplesoft, Inc.....................................        38,100         784,622
  Pep Boys - Manny, Moe & Jack.........................        10,500         148,313
  Pepsico, Inc.........................................       243,000       9,401,063
  Perkin Elmer Corp....................................         8,200         764,650
  Pfizer, Inc..........................................       215,700      24,077,513
  Pharmacia & Upjohn, Inc..............................        84,080       4,377,415
  Phelps Dodge Corp....................................         9,700         549,869
  Philip Morris Companies, Inc.........................       401,500      22,458,906
  Phillips Petroleum Co................................        42,800       1,797,600
  Pioneer Hi-Bred International, Inc...................        39,901       1,194,536
  Pitney Bowes, Inc....................................        45,400       2,542,400
  Placer Dome, Inc.....................................        41,200         599,975
  Polaroid Corp........................................         7,300         155,125
  Potlatch Corp........................................         4,800         181,500
  Praxair, Inc.........................................        26,000         992,875
  Procter & Gamble Co..................................       221,332      19,394,217
  Progressive Corp.....................................        11,800       1,750,825
  *Provident Companies, Inc............................        22,400         861,000
  Providian Financial Corp.............................        15,800       1,450,638
  Public Service Enterprise Group, Inc.................        38,400       1,497,600
  Pulte Corp...........................................         7,100         180,606
  Quaker Oats Co.......................................        22,600       1,387,075
  RJR Nabisco Holdings Corp............................        53,700       1,547,231
  Ralston Purina Group.................................        51,600       1,796,325
  Raychem Corp.........................................        13,800         470,063
  Raytheon Co. Class B.................................        56,000       3,101,000
  *Reebok International, Ltd...........................         9,300         148,219
  Regions Financial Corp...............................        35,300       1,368,978
  Republic New York Corp...............................        17,800         832,150
  Reynolds Metals Co...................................        11,800         647,525
  Rite Aid Corp........................................        42,600       1,975,575
  Rockwell International Corp..........................        31,700       1,551,319
  Rohm & Haas Co.......................................        29,500       1,030,656
  *Rowan Companies, Inc................................        14,100         138,356
  Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)...       353,700      16,623,900
  Rubbermaid, Inc......................................        24,800         819,950
  Russell Corp.........................................         6,000         142,875
  Ryder System, Inc....................................        12,100         345,606
  SBC Communications, Inc..............................       323,108      15,488,990
  SLM Holdings Corp....................................        27,500       1,210,000
  Safeco Corp..........................................        23,400       1,005,469
  *Safeway, Inc........................................        80,500       4,251,406
  *Saint Jude Medical, Inc.............................        13,850         402,516
  Saint Paul Companies, Inc............................        39,042       1,376,231
  Sara Lee Corp........................................        77,000       4,494,875
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Schering-Plough Corp.................................       121,000  $   12,871,375
  Schlumberger, Ltd....................................        89,900       4,017,406
  Schwab (Charles) Corp................................        44,150       2,488,956
  Scientific-Atlanta, Inc..............................        12,900         249,938
  *Seagate Technology, Inc.............................        40,100       1,182,950
  #Seagram Co., Ltd....................................        57,200       1,962,675
  *Sealed Air Corp.....................................        13,792         608,572
  Sears, Roebuck & Co..................................        64,800       3,073,950
  Sempra Energy........................................        39,645         993,603
  Service Corp. International..........................        42,600       1,592,175
  Shared Medical Systems Corp..........................         4,400         230,450
  Sherwin-Williams Co..................................        28,600         811,525
  Sigma-Aldrich Corp...................................        16,600         533,794
  *Silicon Graphics, Inc...............................        31,200         382,200
  Snap-On, Inc.........................................         9,800         333,200
  Sonat, Inc...........................................        18,100         537,344
  Southern Co..........................................       115,300       3,401,350
  Southwest Airlines Co................................        55,500       1,193,250
  Springs Industries, Inc. Class A.....................         3,050         118,759
  Sprint Corp..........................................        70,900       5,157,975
  *#Sprint Corp. (PCS Group)...........................        94,100       1,505,600
  Stanley Works........................................        14,700         449,269
  *Staples, Inc........................................        47,500       1,656,563
  State Street Corp....................................        26,600       1,825,425
  Summit Bancorp.......................................        28,700       1,200,019
  *Sun Microsystems....................................        62,740       4,642,760
  Sunamerica, Inc......................................        34,350       2,722,238
  Sunoco, Inc..........................................        15,400         521,675
  Suntrust Banks, Inc..................................        34,500       2,408,531
  Supervalu, Inc.......................................        20,000         516,250
  Synovus Financial Corp...............................        43,550         960,822
  Sysco Corp...........................................        55,800       1,503,113
  TJX Companies, Inc...................................        52,300       1,340,188
  TRW, Inc.............................................        20,000       1,101,250
  Tandy Corp...........................................        16,530         744,883
  *Tektronix, Inc......................................         7,850         210,478
  *Tele-Communications, Inc. Class A (TCI Group).......        86,500       3,651,922
  *Tellabs, Inc........................................        32,100       1,734,403
  Temple-Inland, Inc...................................         9,100         488,556
  *Tenet Healthcare Corp...............................        51,000       1,507,688
  Tenneco, Inc.........................................        28,100       1,001,063
  Texaco, Inc..........................................        88,600       5,100,038
  Texas Instruments, Inc...............................        64,300       4,910,913
  Texas Utilities Co...................................        45,997       2,049,741
  Textron, Inc.........................................        27,000       2,097,563
  *Thermo-Electron Corp................................        27,400         462,375
  Thomas & Betts Corp..................................         9,400         407,138
  Time Warner, Inc.....................................        98,900      10,458,675
  Times Mirror Co. Class A.............................        14,300         838,338
  Timken Co............................................        10,300         198,275
  Torchmark Corp.......................................        23,100         877,800
  *Toys R Us, Inc......................................        43,200         853,200
  Transamerica Corp....................................        10,200       1,083,750
  Tribune Co...........................................        20,000       1,282,500
  *Tricon Global Restaurants, Inc......................        25,260       1,150,909
  Tupperware Corp......................................         9,500         165,656
  Tyco International, Ltd..............................       106,185       6,988,300
  U.S. Bancorp.........................................       122,400       4,505,850
  U.S. West, Inc.......................................        82,981       5,165,567
  UNUM Corp............................................        22,700       1,222,963

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *USAir Group, Inc....................................        15,400  $      800,800
  UST, Inc.............................................        30,700       1,066,825
  USX-Marathon Group, Inc..............................        50,800       1,441,450
  USX-US Steel Group...................................        14,520         354,833
  Unicom Corp., Inc....................................        35,700       1,345,444
  Unilever NV..........................................       105,800       8,179,663
  Union Camp Corp......................................        11,400         737,438
  Union Carbide Corp...................................        22,400       1,002,400
  Union Pacific Corp...................................        40,700       1,979,038
  Union Pacific Resources Group, Inc...................        41,476         464,013
  Union Planters Corp..................................        20,900         995,363
  *Unisys Corp.........................................        42,100       1,199,850
  United Healthcare Corp...............................        32,100       1,448,513
  United Technologies Corp.............................        37,400       4,008,813
  Unocal Corp..........................................        39,700       1,344,838
  VF Corp..............................................        20,000         981,250
  *Venator Group, Inc..................................        22,300         175,613
  *Viacom, Inc. Class B................................        59,334       3,949,419
  *WR Grace & Co.......................................        12,500         206,250
  Wachovia Corp........................................        34,000       2,968,625
  Walgreen Co..........................................        82,100       4,407,744
  Wal-Mart Stores, Inc.................................       369,100      27,797,844
  Warner-Lambert Co....................................       135,300      10,215,150
  Washington Mutual, Inc...............................        98,090       3,804,053
  Waste Management, Inc................................        94,547       4,053,703
  Wells Fargo Company..................................       267,100       9,615,600
  Wendy's International, Inc...........................        21,000         420,000
  Westvaco Corp........................................        16,750         471,094
  Weyerhaeuser Co......................................        32,900       1,649,113
  Whirlpool Corp.......................................        12,500         700,000
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Willamette Industries, Inc...........................        18,300  $      639,356
  Williams Companies, Inc..............................        70,097       2,019,670
  Winn-Dixie Stores, Inc...............................        24,500         987,656
  Worthington Industries, Inc..........................        15,975         196,193
  Wrigley (Wm.) Jr. Co.................................        19,100       1,683,188
  Xerox Corp...........................................        54,100       5,815,750
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $995,063,600)..................................                 1,555,425,299
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
    12/01/98 (Collateralized by U.S. Treasury Notes
    6.25%, 08/31/02, valued at $6,581,138) to be
    repurchased at $6,476,890. (Cost $6,476,000).......  $      6,476       6,476,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,001,539,600)++..............................                $1,561,901,299
                                                                       --------------
                                                                       --------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,008,917,865.

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
UNITED STATES -- (44.5%)
COMMERCIAL PAPER -- (30.2%)
BP America C.P.
    5.100%, 12/11/98...................................          800   $    798,904
Barton Capital Corp. C.P.
    5.220%, 12/11/98...................................          400        399,452
    5.370%, 01/14/99...................................        1,400      1,391,051
    5.400%, 02/09/99...................................          600        594,062
CC (USA), Inc. C.P.
    5.200%, 02/22/99...................................        1,000        988,265
Ciesco L.P. C.P.
    5.150%, 12/11/98...................................        1,000        998,630
Corporate Asset Funding Corp. C.P.
    5.380%, 01/27/99...................................        2,000      1,983,597
Dresdner U.S. Finance C.P.
    5.120%, 01/25/99...................................        1,000        992,086
Eksportfinans C.P.
    5.120%, 12/01/98...................................        2,000      2,000,000
Enterprise Funding Corp. C.P.
    5.050%, 12/10/98...................................        1,000        998,760
Equipment Intermediate C.P.
    5.350%, 12/07/98...................................        2,000      1,998,357
Gannett Co. C.P.
    5.030%, 01/15/99...................................        1,700      1,688,823
Govco, Inc. C.P.
    5.380%, 01/15/99...................................        2,200      2,185,480
Nestle Capital C.P.
    5.100%, 12/01/98...................................        1,700      1,700,000
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $18,715,990)...................................                  18,717,467
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (9.7%)
Chase Manhattan Corp.
    ***5.500%, 02/24/99................................        1,000      1,000,000
Citicorp
    ***5.442%, 02/16/99................................        1,000      1,000,500
First USA Bank
    ***5.550%, 01/21/99................................        1,000      1,002,600
Key Bank N.A.
    ***5.469%, 02/02/99................................        2,000      1,999,405
NationsBank Corporation
    ***5.567%, 02/09/99................................        1,000      1,002,500
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $6,006,875)....................................                   6,005,005
                                                                       ------------
AGENCY OBLIGATIONS -- (4.3%)
Federal National Mortgage Association
    **5.110%, 01/19/99
      (Cost $2,681,221)................................        2,700      2,681,551
                                                                       ------------
COMMON STOCKS -- (0.3%)
 Standard & Poors Depository Receipts (Cost
   $172,288)...........................................        1,500        174,188
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $28,115,374)...................................                  27,578,211
                                                                       ------------

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
FRANCE -- (20.7%)
BONDS -- (20.2%)
African Development Bank
    9.375%, 11/15/99...................................       10,000   $  1,858,510
Credit d'Equipement des Petites et Moyennes Entreprises
    9.000%, 08/19/99...................................        7,000      1,280,344
Credit Local de France
    8.900%, 05/28/00...................................       13,000      2,464,659
Eurofima Societe Europeene pour le Financement de
  Material Ferrovaire, Bale
    8.625%, 09/01/99...................................        9,000      1,645,363
European Investment Bank
    6.250%, 07/28/99...................................        7,000      1,255,781
France (Republic of)
    7.750%, 04/12/00...................................        8,000      1,491,463
Regie Autonome des Transports Parisiens SA
    7.250%, 09/19/99...................................        6,000      1,088,551
World Bank
    8.125%, 11/24/99...................................        8,000      1,472,702
                                                                       ------------
TOTAL BONDS
  (Cost $11,764,417)...................................                  12,557,373
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *French Francs (Cost $281,617)........................                     280,098
                                                                       ------------
TOTAL -- FRANCE
  (Cost $12,046,034)...................................                  12,837,471
                                                                       ------------
GERMANY -- (19.3%)
BONDS -- (19.3%)
Autobahnen und Schnellstrassenfinanzierungs AG Asfinag
    7.125%, 12/22/99...................................        3,000      1,847,964
Baden-Wuerttemberg L-Finance NV
    7.000%, 03/08/00...................................        3,000      1,847,076
Bank Nederlandse Gemeenten
    6.250%, 08/10/00...................................        3,000      1,847,431
Denmark Kingdom
    6.125%, 07/06/00...................................        2,000      1,230,201
European Economic Community
    6.500%, 03/10/00...................................        2,000      1,224,878
German Government Bond
    5.875%, 05/15/00...................................        2,000      1,227,836
KFW International Finance, Inc.
    7.500%, 01/24/00...................................        3,000      1,852,577
Landesbank Capital Markets P.L.C.
    7.000%, 03/31/00...................................        1,500        925,313
                                                                       ------------
TOTAL BONDS
  (Cost $11,098,305)...................................                  12,003,276
                                                                       ------------

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $3)...............................                $          3
                                                                       ------------
TOTAL -- GERMANY
  (Cost $11,098,308)...................................                  12,003,279
                                                                       ------------
NETHERLANDS -- (9.7%)
BONDS -- (9.7%)
ABN-AMRO Bank NV
    6.625%, 04/05/00...................................        2,000      1,089,910
Baden-Wuerttemberg L-Finance NV
    6.625%, 05/11/00...................................        2,000      1,092,532
Dutch Government Bond
    8.750%, 05/01/00...................................        3,000      1,686,790
Helaba International Finance P.L.C.
    6.125%, 06/30/00...................................        4,000      2,177,721
                                                                       ------------
TOTAL BONDS
  (Cost $5,607,833)....................................                   6,046,953
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $1)........................                           1
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $5,607,834)....................................                   6,046,954
                                                                       ------------
SWEDEN -- (3.9%)
BONDS -- (3.9%)
Swedish Government Bond
    (Cost $2,432,570) 10.250%, 05/05/00................       18,000      2,416,271
                                                                       ------------
AUSTRALIA -- (1.0%)
BONDS -- (1.0%)
ABN-AMRO Australia, Ltd.
    7.500%, 03/08/00 (Cost $688,817)...................        1,000        648,922
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 Australian Dollar (Cost $1)...........................                           1
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $688,818)......................................                     648,923
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 Canadian Dollars (Cost $154)..........................                $        156
                                                                       ------------
JAPAN -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $19)..............................                          19
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
 *Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.25%, 08/31/02, valued at $549,763) to be
   repurchased at $539,074.
   (Cost $539,000).....................................  $       539        539,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $59,989,112)++.................................                $ 62,070,284
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
 ***  Rates shown are the rates as of November 30, 1998, and maturities shown are the next interest readjustment date.
   *  Non-Income Producing Securities
  **  Face amount of securities pledged as margin requirement for open futures contracts.
  ++  Approximates cost for federal income tax purposes.
   @  Denominated in local currency.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES          VALUE+
                                                         ------------  --------------
COMMON STOCKS -- (99.0%)
 AK Steel Holding Corp.................................       156,800  $    3,008,600
 *AMR Corp.............................................       453,000      29,869,687
 AVX Corp..............................................       177,100       3,442,381
 *Adaptec, Inc.........................................        50,800         828,675
 *Advanced Micro Devices, Inc..........................       485,900      13,453,356
 Aetna, Inc............................................       544,726      42,114,129
 *Airgas, Inc..........................................        28,800         291,600
 *Alaska Air Group, Inc................................        21,200         793,675
 Albemarle Corp........................................        97,500       1,815,937
 Alexander & Baldwin, Inc..............................       109,700       2,509,387
 *Alleghany Corp.......................................         8,432       1,621,052
 Aluminium Co. of America..............................        69,271       5,134,713
 Ambac, Inc............................................       150,200       9,162,200
 Amerada Hess Corp.....................................       179,900       9,984,450
 *America West Holdings Corp. Class B..................        85,700       1,210,512
 American Financial Group, Inc. (New)..................        75,000       2,948,437
 American General Corp.................................       440,707      31,042,299
 American Greetings Corp. Class A......................        19,400         820,862
 American National Insurance Co........................        21,900       1,828,650
 Amerus Life Holdings, Inc. Class A....................        28,000         617,750
 Apache Corp...........................................       186,600       4,291,800
 Arch Coal, Inc........................................        12,600         241,762
 Archer-Daniels Midland Co.............................     1,299,935      23,886,306
 *Arrow Electronics, Inc...............................       287,600       6,255,300
 Asarco, Inc...........................................       104,900       2,032,437
 *Associated Group, Inc. Class A.......................         6,500         243,344
 Astoria Financial Corp................................        23,800       1,071,744
 Atlantic Richfield Co.................................       221,200      14,709,800
 *Atmel Corp...........................................       131,200       1,594,900
 Avnet, Inc............................................       115,600       6,726,475
 *BJ Services, Co......................................       228,200       3,152,012
 Baker Hughes, Inc.....................................        75,400       1,380,762
 Ball Corp.............................................       112,500       4,809,375
 Bancwest Corp.........................................        98,600       4,264,450
 Bankers Trust New York Corp...........................       211,700      18,417,900
 Bear Stearns Companies, Inc...........................       249,637      10,484,754
 Berkley (W.R.) Corp...................................        47,400       1,589,381
 *Bethlehem Steel Corp.................................       285,500       2,355,375
 *Beverly Enterprises..................................       296,100       1,702,575
 Black & Decker Corp...................................       168,800       9,146,850
 Block Drug Co., Inc. Class A..........................        37,588       1,426,026
 Boise Cascade Corp....................................       162,100       5,136,544
 Borg Warner Automotive, Inc...........................        46,300       2,309,212
 Bowater, Inc..........................................       141,300       5,581,350
 *Brinker International, Inc...........................        18,700         475,681
 Brunswick Corp........................................       273,500       6,017,000
 Burlington Coat Factory Warehouse Corp................        10,000         145,000
 Burlington Northern Santa Fe Corp.....................       940,100      31,963,400
 CIGNA Corp............................................       294,324      22,902,086
 *CNA Financial Corp...................................       422,500      18,061,875
 CSX Corp..............................................       484,500      20,197,594
 *Cabletron Systems, Inc...............................       438,500       6,139,000
 Capital Re Corp.......................................        26,600         525,350
 Carpenter Technology Corp.............................        21,900         773,344
 *Case Corp............................................       166,300       4,032,775
 #Champion International Corp..........................       206,000       8,561,875
 Chesapeake Corp.......................................        15,100         523,781
 Chicago Title Corp....................................        14,996         701,063
 Chiquita Brands International, Inc....................       111,200       1,251,000
 *Chris-Craft Industries, Inc..........................        68,808       3,182,370
 Cincinnati Financial Corp.............................       333,380      13,012,238
 *Circus Circus Enterprises, Inc.......................       271,300       3,136,906

                                                               SHARES          VALUE+
                                                         ------------  --------------
 Citizens Corp.........................................        94,700  $    3,131,019
 Commerce Group, Inc...................................        54,700       1,873,475
 Comsat Corp. Series 1.................................        96,600       3,441,375
 Consolidated Papers, Inc..............................       101,000       2,581,812
 Cooper Tire & Rubber Co...............................        95,100       1,860,394
 Coors (Adolph) Co. Class B............................        80,500       4,007,391
 *Corporate Express, Inc...............................        33,200         192,975
 Countrywide Credit Industries, Inc....................       258,600      12,800,700
 Crown Cork & Seal Co., Inc............................       393,100      13,267,125
 Cummins Engine Co., Inc...............................       108,800       4,039,200
 *Cypress Semiconductor Corp...........................       184,700       1,881,631
 Cyprus Amax Minerals Co., Inc.........................       238,900       2,717,487
 *Daimlerchrysler......................................       881,271      80,801,535
 Dana Corp.............................................        27,414       1,069,146
 Darden Restaurants, Inc...............................       356,000       5,629,250
 *Delphi Financial Group, Inc. Class A.................           816          38,097
 #Devon Energy Corp....................................        26,100         859,669
 Dillards, Inc. Class A................................       321,700      11,058,437
 *EEX Corp.............................................       434,154       1,546,674
 ENSCO International, Inc..............................       236,600       2,262,487
 #Enhance Financial Services Group, Inc................        26,400         775,500
 Enron Corp............................................         7,800         409,987
 Enron Oil & Gas Corp..................................       217,800       3,267,000
 *Everest Reinsurance Holdings, Inc....................        22,800         856,425
 *Extended Stay America, Inc...........................       140,300       1,403,000
 *Federated Department Stores, Inc.....................       606,300      25,275,131
 Financial Security Assurance Holdings, Ltd............        41,800       2,293,775
 First Citizens Bancshares, Inc. NC....................        10,100         872,072
 Florida East Coast Industries, Inc....................        54,600       1,870,050
 Ford Motor Co.........................................     2,655,700     146,727,425
 *Fruit of The Loom, Inc. Class A......................       120,600       1,778,850
 GATX Corp.............................................        84,400       3,191,375
 General Motors Corp...................................     1,528,500     106,995,000
 General Motors Corp. Class H..........................       217,546       8,266,748
 Georgia-Pacific Corp..................................       191,500      10,867,625
 Georgia-Pacific Corp. Timber Group....................        50,200       1,154,600
 *Golden State Bancorp, Inc............................       144,900       2,789,325
 Golden West Financial Corp............................        90,800       8,597,625
 Goodrich (B.F.) Co....................................        95,400       3,619,237
 Great Atlantic & Pacific Tea Co., Inc.................       126,700       3,460,494
 Great Lakes Chemical Corp.............................        23,900         954,506
 Greenpoint Financial Corp.............................       127,600       4,856,775
 Harris Corp...........................................        13,300         504,569
 Helmerich & Payne, Inc................................       104,300       1,799,175
 Hilton Hotels Corp....................................       545,500      11,864,625
 Hollinger International, Inc. Class A.................       147,100       1,903,106
 IBP, Inc..............................................       288,400       7,318,150
 IMC Global, Inc.......................................       257,400       5,888,025
 *IVAX Corp............................................       361,000       3,429,500
 Ikon Office Solutions, Inc............................       247,900       2,417,025
 Inland Steel Industries, Inc..........................        64,592       1,182,841
 Integrated Health Services, Inc.......................        87,100         974,431
 International Paper Co................................       687,800      29,876,312
 *International Speciality Products, Inc...............       252,000       3,307,500
 *K Mart Corp..........................................     1,417,400      21,615,350
 Kerr-McGee Corp.......................................        58,300       2,302,850
 *LSI Logic Corp.......................................       458,000       7,099,000
 LTV Corp..............................................       225,900       1,242,450
 Lafarge Corp..........................................       136,700       5,066,444
 *Lam Research Corp....................................       113,900       2,032,403
 Lehman Brothers Holdings, Inc.........................       297,600      14,861,400
 Lennar Corp...........................................         1,900          42,275
 Liberty Corp..........................................        35,900       1,741,150

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
 Liberty Financial Companies, Inc......................       121,500  $    3,531,094
 Lincoln National Corp.................................       223,050      18,666,497
 Loews Corp............................................       235,300      23,530,000
 Longs Drug Stores Corp................................        53,000       1,888,125
 Louisiana-Pacific Corp................................       298,100       5,067,700
 *Lubrizol Corp........................................       182,000       4,936,750
 #*MGM Grand, Inc......................................        52,928       1,359,588
 Mallinckrodt, Inc.....................................       205,200       6,630,525
 Mark IV Industries, Inc...............................        45,300         764,437
 Mead Corp.............................................       281,000       8,517,812
 Media General, Inc. Class A...........................        16,900         801,694
 Metris Companies, Inc.................................        33,999       1,138,966
 *Micron Technology, Inc...............................       499,900      20,652,119
 *Millennium Chemicals, Inc............................        10,500         250,687
 Mitchell Energy & Development Corp. Class A...........        68,500         890,500
 Mitchell Energy & Development Corp. Class B...........        41,600         551,200
 Morgan (J.P.) & Co., Inc..............................       292,700      31,282,312
 Morton International, Inc.............................        11,000         323,812
 Murphy Oil Corp.......................................        31,700       1,264,037
 NAC RE Corp...........................................        26,000       1,241,500
 Nabisco Holdings Corp.................................        71,900       2,867,012
 *National Semiconductor Corp..........................       458,600       6,592,375
 *Navistar International Corp..........................       216,700       5,607,112
 *Nextel Communications Corp. Class A..................       162,515       3,499,151
 Noble Affiliates, Inc.................................       108,000       2,733,750
 Norfolk Southern Corp.................................       749,500      22,766,062
 *Novell, Inc..........................................       883,000      14,597,094
 Occidental Petroleum Corp.............................       650,800      13,178,700
 *Officemax, Inc.......................................       367,200       3,901,500
 Ogden Corp............................................       151,696       4,029,425
 #Ohio Casualty Corp...................................       106,900       4,342,812
 Old Republic International Corp.......................       373,275       7,955,423
 Olsten Corp...........................................        13,300          99,750
 Orion Capital Corp....................................        10,000         361,250
 Overseas Shipholding Group, Inc.......................        37,500         592,969
 Pacific Century Financial Corp........................       124,500       2,661,187
 *Pacificare Health Systems, Inc. Class A..............        12,040         837,532
 *Pacificare Health Systems, Inc. Class B..............        39,256       2,962,601
 Pennzoil Co...........................................        55,600       2,064,150
 Pep Boys - Manny, Moe & Jack..........................       151,100       2,134,288
 Phelps Dodge Corp.....................................       122,900       6,966,894
 Pioneer Natural Resources Co..........................       333,000       4,412,250
 Potlatch Corp.........................................        94,600       3,577,063
 Provident Companies, Inc..............................       550,808      21,171,683
 Pulte Corp............................................        71,400       1,816,238
 *Quantum Corp.........................................       311,100       6,892,809
 Questar Corp..........................................        36,500         700,344
 RJR Nabisco Holdings Corp.............................       640,380      18,450,949
 Rayonier, Inc.........................................        83,000       3,527,500
 Reynolds Metals Co....................................       140,300       7,698,963
 *Rowan Companies, Inc.................................        64,500         632,906
 Russell Corp..........................................       137,400       3,271,838
 Ryder System, Inc.....................................       195,800       5,592,538
 Safeco Corp...........................................       334,200      14,360,156
 Saint Paul Companies, Inc.............................       583,026      20,551,667
 *Seagate Technology, Inc..............................       603,100      17,791,450
 *Silicon Graphics, Inc................................       456,700       5,594,575
 *Smurfit-Stone Container Corp.........................       235,026       3,327,087
 Springs Industries, Inc. Class A......................         5,000         194,688
 #*Sprint Corp. (PCS Group)............................         5,850          93,600
 St. Joe Corp..........................................        78,400       1,847,300
 TIG Holdings, Inc.....................................       185,700       2,611,406
                                                               SHARES          VALUE+
                                                         ------------  --------------
 Tecumseh Products Co. Class A.........................        58,300  $    2,893,138
 Tecumseh Products Co. Class B.........................         5,700         288,563
 *Tektronix, Inc.......................................        26,800         718,575
 *Tele-Communications Liberty Media Group Class A......        19,952         804,939
 Telephone & Data Systems, Inc.........................       152,900       6,536,475
 Temple-Inland, Inc....................................       138,200       7,419,613
 Tenneco, Inc..........................................       324,700      11,567,438
 Terra Industries, Inc.................................        61,400         333,863
 *Thermo-Electron Corp.................................        28,300         477,563
 Tidewater, Inc........................................        63,700       1,469,081
 Timken Co.............................................       167,800       3,230,150
 *Toys R Us, Inc.......................................       613,800      12,122,550
 Transamerica Corp.....................................       231,400      24,586,250
 Travelers Property Casualty Corp......................       171,000       5,888,813
 Tyson Foods, Inc. Class A.............................        13,000         268,938
 UMB Financial Corp....................................        34,000       1,530,000
 USX-Marathon Group, Inc...............................       448,450      12,724,769
 USX-US Steel Group....................................       314,400       7,683,150
 Ultramar Diamond Shamrock Corp........................        62,100       1,599,075
 Union Camp Corp.......................................       152,600       9,871,313
 Union Pacific Corp....................................       585,300      28,460,213
 Union Pacific Resources Group, Inc....................       394,600       4,414,588
 Unionbancal Corp......................................        48,600       4,850,888
 *United States Cellular Corp..........................       141,300       5,325,244
 Unitrin, Inc..........................................       111,900       7,930,913
 Valero Energy Corp....................................       133,300       2,799,300
 Valhi, Inc............................................        85,600         941,600
 *Venator Group, Inc...................................       494,500       3,894,188
 *Viacom, Inc. Class A.................................       122,400       8,040,150
 *Viacom, Inc. Class B.................................       805,200      53,596,125
 *Vishay Intertechnology, Inc..........................       127,564       1,809,814
 Wallace Computer Services, Inc........................        31,000         695,563
 Weis Markets, Inc.....................................        20,800         793,000
 Wesco Financial Corp..................................         8,500       2,992,000
 #*Western Digital Corp................................        28,100         367,056
 Westvaco Corp.........................................       211,250       5,941,406
 Weyerhaeuser Co.......................................       442,100      22,160,263
 Whirlpool Corp........................................        69,000       3,864,000
 Willamette Industries, Inc............................       298,600      10,432,338
 Worthington Industries, Inc...........................       126,900       1,558,491
 Xtra Corp.............................................         6,200         294,888
 *Zale Corp............................................        27,100         775,738
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,399,206,000)................................                 1,730,831,533
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
  12/01/98 (Collateralized by U.S. Treasury Notes
  6.25%, 08/31/02, valued at $18,136,825) to be
  repurchased at $17,866,456.
  (Cost $17,864,000)...................................  $     17,864      17,864,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,417,070,000)++....................................                $1,748,695,533
                                                                       --------------
                                                                       --------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                           THE U.S. 4-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (98.8%)
 *ACX Technologies, Inc................................        20,300  $    258,825
 AK Steel Holding Corp.................................        75,600     1,450,575
 AVX Corp..............................................        31,000       602,562
 Aames Financial Corp..................................        13,000        24,375
 *Acceptance Insurance Companies, Inc..................        12,200       240,187
 *Adaptec, Inc.........................................        61,700     1,006,481
 *Advanced Micro Devices, Inc..........................        30,000       830,625
 Advanta Corp. Class A.................................         7,887        82,074
 *Advanta Corp. Class B Non-Voting.....................        29,227       227,879
 *Agco Corp............................................        40,700       333,231
 *Airgas, Inc..........................................        24,900       252,112
 *Alaska Air Group, Inc................................        17,100       640,181
 Albank Financial Corp.................................         4,500       304,312
 Albany International Corp. Class A....................         5,929       112,651
 Albemarle Corp........................................         9,200       171,350
 Alexander & Baldwin, Inc..............................        35,600       814,350
 Alfa Corp.............................................         4,400        95,975
 *Alleghany Corp.......................................         3,700       711,325
 *Allen Telecom, Inc...................................        12,800        88,800
 Alliance Bancorp......................................           600        11,719
 *Alliance Semiconductor Corp..........................        18,700        73,339
 Alpharma, Inc. Class A................................         6,200       223,200
 *Amerco...............................................         3,900        91,162
 *America West Holdings Corp. Class B..................        52,500       741,562
 American Annuity Group, Inc...........................        15,900       365,700
 American Business Products, Inc.......................         6,300       140,175
 American Financial Group, Inc. (New)..................         6,900       271,256
 *American Freightways Corp............................        44,200       395,037
 *American Homepatient, Inc............................         7,000        15,094
 American Medical Security Group, Inc..................         5,900        84,444
 *American Oncology Resources, Inc.....................        23,400       261,056
 *Amerin Corp..........................................        10,700       262,819
 Amerus Life Holdings, Inc. Class A....................        21,000       463,312
 *Amresco, Inc.........................................         8,800        64,487
 *Anixter International, Inc...........................        18,200       300,300
 *Ann Taylor Stores Corp...............................        10,000       329,375
 *Antec Corp...........................................         2,100        38,981
 Applied Industrial Technologies, Inc..................        18,500       259,000
 *Applied Magnetics Corp...............................        11,300        84,044
 *Apria Healthcare Group, Inc..........................        24,200       169,400
 *Arcadia Financial, Ltd...............................        21,900        78,019
 Arch Coal, Inc........................................         6,100       117,044
 Arctic Cat, Inc.......................................        10,100       105,419
 Argonaut Group, Inc...................................        20,900       518,581
 Arnold Industries, Inc................................        25,100       359,244
 *Arrow Electronics, Inc...............................        61,200     1,331,100
 Arvin Industries, Inc.................................         8,900       373,800
 Asarco, Inc...........................................        44,300       858,312
 *Ascent Entertainment Group, Inc......................        17,900       146,556
 *Associated Group, Inc. Class A.......................        12,700       475,456
 Astoria Financial Corp................................        10,600       477,331
 *Atmel Corp...........................................        97,900     1,190,097
 Avado Brands, Inc.....................................         5,000        38,281
 *Avid Technology, Inc.................................         2,100        50,072
 Avnet, Inc............................................        37,500     2,182,031

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Avondale Industries, Inc.............................         9,800  $    269,500
 *Aztar Corp...........................................        25,200       127,575
 *BJ Services, Co......................................        95,100     1,313,569
 *BRC Holdings, Inc....................................         8,700       165,300
 Ball Corp.............................................        14,100       602,775
 *BancTec, Inc.........................................        17,800       234,737
 Bancwest Corp.........................................        14,900       644,425
 Bandag, Inc...........................................         3,800       134,425
 Bandag, Inc...........................................         4,700       151,281
 *Bank United Financial Corp. Class A..................           100           856
 BankAtlantic Bancorp, Inc. Class B....................         5,600        44,450
 *Banner Aerospace, Inc................................        10,000        88,750
 Bassett Furniture Industries, Inc.....................        10,700       270,175
 Battle Mountain Gold Co...............................        79,400       372,187
 Bay View Capital Corp.................................         7,700       161,219
 *Belco Oil & Gas Corp.................................         6,700        37,687
 *Benton Oil & Gas Co..................................        13,800        51,750
 Berkley (W.R.) Corp...................................        25,600       858,400
 *Berlitz International, Inc...........................         5,100       151,087
 *Bethlehem Steel Corp.................................       120,100       990,825
 *Beverly Enterprises..................................        81,400       468,050
 Bindley Western Industries, Inc.......................         3,200       123,600
 *Bio-Rad Laboratories, Inc. Class A...................         5,000       106,250
 Birmingham Steel Corp.................................        37,300       181,837
 Blair Corp............................................         4,900        86,362
 Block Drug Co., Inc. Class A..........................         6,489       246,176
 Bob Evans Farms, Inc..................................        13,600       330,225
 Boise Cascade Corp....................................        40,700     1,289,681
 *Boise Cascade Office Products Corp...................        15,400       171,325
 *Bombay Co., Inc......................................        12,300        60,731
 Borg Warner Automotive, Inc...........................        14,700       733,162
 *Boston Chicken, Inc..................................        33,500        22,508
 Bowater, Inc..........................................        14,500       572,750
 Bowne & Co., Inc......................................         3,100        51,925
 *Boyd Gaming Corp.....................................        18,400        66,700
 *Brown (Tom), Inc.....................................        21,600       217,350
 Brown Group, Inc......................................        13,400       240,362
 Brunswick Corp........................................        66,800     1,469,600
 Brush Wellman, Inc....................................        20,300       327,337
 *Budget Group, Inc....................................        14,400       180,000
 *Buffets, Inc.........................................         3,000        35,062
 Burlington Coat Factory Warehouse Corp................        17,000       246,500
 *Burlington Industries, Inc...........................        48,500       506,219
 Butler Manufacturing Co...............................         3,600        83,700
 *CSS Industries, Inc..................................         4,000       118,250
 *Cabletron Systems, Inc...............................        46,000       644,000
 Calgon Carbon Corp....................................        18,600       134,850
 Calmat Co.............................................        17,500       538,125
 *Canandaigua Wine Co., Inc. Class A...................         4,900       242,856
 *Canandaigua Wine Co., Inc. Class B...................           600        29,287
 Capital Re Corp.......................................        26,300       519,425
 Capitol Transamerica Corp.............................           100         1,762
 *Caribiner International, Inc.........................         2,900        27,006
 *Carmike Cinemas, Inc. Class A........................         4,000        80,000
 Carpenter Technology Corp.............................        19,900       702,719
 Carter-Wallace, Inc...................................        17,700       314,175
 *Case Corp............................................        24,800       601,400
 *Castle & Cooke, Inc..................................        10,000       156,250

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Central Garden & Pet Co..............................        16,500  $    265,547
 Century Aluminum Co...................................         7,500        63,867
 *Charming Shoppes, Inc................................        77,100       322,856
 Chartwell Re Corp.....................................         7,100       196,137
 *Checkpoint System, Inc...............................        12,100       162,594
 Chemed Corp...........................................         5,000       169,375
 Chemical Financial Corp...............................           100         4,300
 Chesapeake Corp.......................................         5,500       190,781
 Chesapeake Energy Corp................................        44,000        60,500
 Chiquita Brands International, Inc....................        58,300       655,875
 *Chris-Craft Industries, Inc..........................        20,571       951,409
 Circle International, Inc.............................         4,300        71,756
 *Circus Circus Enterprises, Inc.......................        82,400       952,750
 *Cirrus Logic, Inc....................................        46,200       570,281
 *Citation Corp........................................         5,800        81,200
 Citizens Corp.........................................        35,300     1,167,106
 Cleveland Cliffs, Inc.................................        11,400       433,912
 *Coeur d'Alene Mines Corp. ID.........................        10,300        52,144
 *Coherent, Inc........................................         7,700        96,731
 Columbus McKinnon Corp................................         1,200        21,750
 Commerce Group, Inc...................................         9,700       332,225
 Commercial Metals Co..................................        16,400       415,125
 Commonwealth Bancorp, Inc.............................        20,900       321,991
 Commonwealth Industries, Inc..........................         7,500        71,719
 Community Trust Bancorp, Inc..........................         3,000        69,937
 *Compucom Systems, Inc................................        17,900        68,244
 Comsat Corp. Series 1.................................         5,100       181,687
 *Conmed Corp..........................................         3,600        98,100
 *Consolidated Freightways Corp........................        18,000       226,125
 *ContiFinancial Corp..................................        46,800       260,325
 Cooper Tire & Rubber Co...............................        74,300     1,453,494
 Coors (Adolph) Co. Class B............................        11,700       582,441
 *Corporate Express, Inc...............................        82,500       479,531
 Corus Bankshares, Inc.................................         2,500        91,406
 *Credit Acceptance Corp...............................        29,100       197,334
 Cubic Corp............................................         1,800        36,900
 Cummins Engine Co., Inc...............................        50,200     1,863,675
 Curtiss-Wright Corp...................................         3,500       130,812
 *Cypress Semiconductor Corp...........................        42,600       433,987
 Cyprus Amax Minerals Co., Inc.........................        76,200       866,775
 DT Industries, Inc....................................         3,100        57,931
 Dain Rauscher Corp....................................         3,500       130,375
 Darden Restaurants, Inc...............................        48,700       770,069
 *Data General Corp....................................        19,200       348,000
 *Delphi Financial Group, Inc. Class A.................         7,446       347,635
 Deltic Timber Corp....................................         1,700        34,000
 *Detroit Diesel Corp..................................        14,400       297,900
 Devon Energy Corp.....................................        24,800       816,850
 *Digital Microwave Corp...............................           700         4,069
 Dime Community Bancorp, Inc...........................         9,000       241,875
 Dimon, Inc............................................        28,400       232,525
 *Discount Auto Parts, Inc.............................        16,200       403,987
 *Dollar Thrifty Automotive Group, Inc.................         1,000        12,500
 *Dress Barn, Inc......................................         4,700        69,472
 *EEX Corp.............................................        59,500       211,969
 ENSCO International, Inc..............................        82,000       784,125
 *Eagle Hardware & Garden, Inc.........................        28,700       810,775
 *Electric Lightwave, Inc..............................         3,000        18,328
 *Electroglas, Inc.....................................        13,000       186,062
 Energen Corp..........................................        11,400       205,200
 Enhance Financial Services Group, Inc.................        13,500       396,562
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Equity Corp. International...........................        15,400  $    398,475
 Ethyl Corp............................................        36,200       210,412
 *Evans & Sutherland Computer Corp.....................         4,300        83,044
 *Everest Reinsurance Holdings, Inc....................         8,800       330,550
 Exide Corp............................................        25,120       438,030
 *Extended Stay America, Inc...........................        77,200       772,000
 FBL Financial Group, Inc. Class A.....................        13,000       318,500
 *FSI International, Inc...............................        10,600        81,487
 *Fairchild Corp. Class A..............................        16,900       271,456
 Farmer Brothers Co....................................         1,000       210,500
 Financial Security Assurance Holdings, Ltd............        14,200       779,225
 Fingerhut Companies, Inc..............................        31,700       352,662
 *Finish Line, Inc. Class A............................         9,400        84,600
 First Citizens Bancshares, Inc. NC....................         3,300       284,934
 *First Republic Bank..................................         3,100        80,019
 First Washington Bancorp, Inc.........................         5,170       106,954
 *Fisher Scientific, International, Inc................        13,000       240,500
 Fleming Companies, Inc................................        49,300       496,081
 Florida East Coast Industries, Inc....................        24,100       825,425
 *Florida Panthers Holdings, Inc. Class A..............        14,700       164,456
 Florida Rock Industries, Inc..........................        12,800       375,200
 *Forest Oil Corp......................................         8,500        72,250
 *Foster Wheeler Corp..................................        54,800       938,450
 *Franklin Covey Co....................................         6,500       121,875
 *Friedmans, Inc. Class A..............................         6,100        60,047
 *Fritz Companies, Inc.................................        16,400       157,850
 Frontier Insurance Group, Inc.........................        17,200       244,025
 Fund American Enterprises Holdings, Inc...............         2,400       340,200
 GATX Corp.............................................         8,100       306,281
 *GC Companies, Inc....................................         2,500       100,625
 *General Cigar Holdings, Inc. Class A.................         3,100        30,419
 *General Communications, Inc. Class A.................        15,900        65,587
 *General Semiconductor, Inc...........................         8,500        86,062
 *Genesis Health Ventures, Inc.........................        23,600       225,675
 Geon Co...............................................        10,900       242,525
 Gerber Scientific, Inc................................         1,000        25,312
 *Gibraltar Steel Corp.................................         4,400        86,900
 *Gibson Greetings, Inc................................        20,700       228,347
 Glatfelter (P.H.) Co..................................        27,200       350,200
 Gleason Corp..........................................         3,400        65,025
 *Glenayre Technologies, Inc...........................        50,700       315,291
 *Global Industrial Technologies, Inc..................        19,600       164,150
 *Golden State Bancorp, Inc............................        36,900       710,325
 *Grand Casinos, Inc...................................        33,900       322,050
 Granite Construction, Inc.............................        22,800       736,725
 Great Atlantic & Pacific Tea Co., Inc.................        34,900       953,206
 *Grey Wolf, Inc.......................................        38,000        38,000
 *Griffon Corp.........................................         7,100        68,337
 Guarantee Life Companies, Inc.........................         3,600        67,275
 Guilford Mills, Inc...................................        17,050       246,159
 *HS Resources, Inc....................................         7,700        66,894
 *Hadco Corp...........................................         6,300       220,894
 *Handleman Co.........................................        40,500       486,000
 Hardinge Brothers, Inc................................         1,600        30,450
 Harleysville Group, Inc...............................        28,700       608,081
 Harman International Industries, Inc..................        17,300       738,494
 *Harnischfeger Industries, Inc........................        48,000       480,000
 *Hartmarx Corp........................................        47,500       279,062

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Heilig-Meyers Co......................................        47,400  $    331,800
 Helmerich & Payne, Inc................................        56,800       979,800
 *Highlands Insurance Group, Inc.......................         6,100        77,775
 Hollinger International, Inc. Class A.................        13,000       168,187
 *Hollywood Entertainment Corp.........................        34,800       834,112
 *Hollywood Park, Inc..................................        15,900       152,044
 *Homebase, Inc........................................        30,200       173,650
 *Homestead Village, Inc...............................        13,300        87,281
 *Houston Exploration Co...............................         6,800       119,000
 *Hovnanian Enterprises, Inc. Class A..................           800         6,500
 Hughes Supply, Inc....................................        14,000       388,500
 Hunt (J.B.) Transport Services, Inc...................        13,100       247,672
 *Hutchinson Technology, Inc...........................         9,700       300,397
 *Hypercom Corp........................................         1,000        11,750
 IBP, Inc..............................................        43,400     1,101,275
 *IMC Mortgage Co......................................         7,300         4,562
 IMCO Recycling, Inc...................................         2,800        41,825
 *IVAX Corp............................................        57,000       541,500
 Ikon Office Solutions, Inc............................        60,000       585,000
 *Imation Corp.........................................        55,600       903,500
 *Imperial Credit Industries, Inc......................        13,600       138,550
 Imperial Holly Corp...................................         7,700        66,412
 *Inacom Corp..........................................        12,900       267,675
 *Information Resources, Inc...........................        30,200       252,925
 Ingles Market, Inc. Class A...........................         6,600        79,612
 Inland Steel Industries, Inc..........................         4,218        77,242
 *Input/Output, Inc....................................        18,600       152,287
 *Integrated Device Technology, Inc....................        76,600       452,419
 Integrated Health Services, Inc.......................        37,200       416,175
 Interface, Inc. Class A...............................         6,000        74,812
 *Intergraph Corp......................................        68,600       443,756
 International Multifoods Corp.........................        14,300       363,756
 *International Rectifier Corp.........................        39,100       366,562
 *International Speciality Products, Inc...............        61,000       800,625
 Interpool, Inc........................................        22,700       329,150
 *Ionics, Inc..........................................         7,000       220,062
 J & L Specialty Steel, Inc............................        24,300       151,875
 JSB Financial, Inc....................................         6,500       342,875
 *Just for Feet, Inc...................................         6,000       136,500
 Justin Industries, Inc................................        14,000       178,500
 K2, Inc...............................................         7,800        88,725
 KCS Energy, Inc.......................................        13,800        55,200
 *Kaiser Aluminum Corp.................................        69,200       454,125
 Kaman Corp. Class A...................................         9,300       149,091
 Kellwood Co...........................................        11,900       321,300
 *Kemet Corp...........................................        17,400       244,687
 *Kennametal, Inc......................................         8,600       183,287
 *Kent Electronics Corp................................        17,200       244,025
 Kerr-McGee Corp.......................................         8,300       327,850
 Kimball International, Inc. Class B...................        15,800       300,200
 *Kinross Gold Corp....................................        21,370        53,425
 *Kirby Corp...........................................         9,100       180,862
 *Komag, Inc...........................................        27,100       195,628
 *Kulicke & Soffa Industries, Inc......................        19,100       324,700
 LNR Property Corp.....................................         2,200        42,900
 *LSI Logic Corp.......................................        79,500     1,232,250
 *LTV Corp.............................................       140,900       774,950
 *Laboratory Corp. of America Holdings, Inc............        28,700        37,669
 Lafarge Corp..........................................        24,400       904,325
 *Lam Research Corp....................................        35,800       638,806
 Landamerica Financial Group, Inc......................         4,000       245,250
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Landrys Seafood Restaurants, Inc.....................         9,600  $     78,600
 *Lattice Semiconductor Corp...........................        10,500       387,516
 Lawson Products, Inc..................................         6,000       137,625
 Lennar Corp...........................................         2,200        48,950
 Liberty Corp..........................................        15,600       756,600
 Liberty Financial Companies, Inc......................        45,100     1,310,719
 Life USA Holdings, Inc................................        29,100       374,662
 *Lincoln Electric Holdings............................         2,600        60,856
 *Lone Star Steakhouse Saloon..........................        31,400       240,406
 *Lone Star Technologies, Inc..........................         6,000        58,500
 Longs Drug Stores Corp................................        13,300       473,813
 Longview Fibre Co.....................................        33,200       375,575
 *Louis Dreyfus Natural Gas Corp.......................        25,100       324,731
 Louisiana-Pacific Corp................................        40,700       691,900
 *Lubrizol Corp........................................        28,300       767,638
 Luby's Cafeterias, Inc................................        20,500       325,438
 M.A. Hanna Co.........................................        27,900       392,344
 MDC Holdings, Inc.....................................         9,400       172,725
 *MEMC Electronic Materials, Inc.......................        13,700       129,294
 *MGM Grand, Inc.......................................        37,696       968,316
 MMI Companies, Inc....................................        13,200       215,325
 *MRV Communications, Inc..............................         2,000        13,188
 *MS Carriers, Inc.....................................         8,800       217,800
 Mallinckrodt, Inc.....................................        48,600     1,570,388
 Marcus Corp...........................................        10,700       161,838
 *Marine Transport Corp................................         2,020         4,229
 *Mariner Post-Acute Network, Inc......................        13,800        59,513
 Mark IV Industries, Inc...............................        35,300       595,688
 *Marshall Industries..................................        15,900       413,400
 *Maxxam, Inc..........................................         4,700       229,419
 *Maxxim Medical, Inc..................................         2,700        73,575
 McClatchey Newspapers, Inc. Class A...................         5,400       177,525
 *Medaphis Corp........................................        56,300       162,742
 Media General, Inc. Class A...........................         4,200       199,238
 *Mesa Air Group, Inc..................................        13,300       105,984
 *Metal Management, Inc................................        11,000        34,031
 Metris Companies, Inc.................................         3,438       115,173
 *Metrocall, Inc.......................................        19,000        84,313
 *Metromedia International Group, Inc..................        47,400       210,338
 *Michaels Stores, Inc.................................           100         1,800
 *Micro Warehouse, Inc.................................        16,200       443,475
 *Microage, Inc........................................         9,800       172,113
 *Mid Atlantic Medical Services, Inc...................        37,300       331,038
 Midland Co............................................         5,000       124,375
 Mikasa, Inc...........................................        11,300       122,888
 Milacron, Inc.........................................        17,600       356,400
 *Millennium Chemicals, Inc............................        16,500       393,938
 *Miller Industries, Inc...............................        11,400        54,863
 Mine Safety Appliances Co.............................         2,200       143,825
 Mississippi Chemical Corp.............................        29,640       466,830
 Mitchell Energy & Development Corp. Class A...........        14,300       185,900
 Mitchell Energy & Development Corp. Class B...........        15,500       205,375
 *Mondavi (Robert) Corp. Class A.......................         1,400        51,188
 *Morrison Knudsen Corp................................        16,400       157,850
 Movado Group, Inc.....................................         1,500        29,719
 Murphy Oil Corp.......................................        12,000       478,500
 *N & F Worldwide Corp.................................         8,100        76,950
 NAC RE Corp...........................................        11,900       568,225
 NCH Corp..............................................         4,300       240,800

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *NCS Healthcare, Inc..................................         9,100  $    187,403
 *NS Group, Inc........................................         8,700        47,306
 National Presto Industries, Inc.......................         4,800       198,300
 *National Processing, Inc.............................        10,700        64,869
 *National Semiconductor Corp..........................        97,800     1,405,875
 National Steel Corp. Class B..........................        30,375       222,117
 *Network Equipment Technologies, Inc..................        21,200       235,850
 New Jersey Resources Corp.............................         3,900       151,856
 *Nine West Group......................................        22,800       285,000
 Noble Affiliates, Inc.................................        16,500       417,656
 *Nortek, Inc..........................................         1,800        49,163
 *Novacare, Inc........................................        53,600       167,500
 *Nuevo Energy Co......................................        20,400       302,175
 *OMI Corp.............................................        42,500       132,813
 *Oak Technology, Inc..................................        21,700        85,783
 Ocean Financial Corp..................................        10,900       170,994
 *Officemax, Inc.......................................       153,700     1,633,063
 *Offshore Logistics, Inc..............................        17,200       210,163
 Ogden Corp............................................        21,000       557,813
 Ohio Casualty Corp....................................        43,300     1,759,063
 *Olin Corp............................................         8,300       253,669
 Olsten Corp...........................................        54,100       405,750
 *On Command Corp......................................         9,300        76,144
 Oregon Steel Mills, Inc...............................        20,100       255,019
 Orion Capital Corp....................................        14,600       527,425
 Oshkosh Truck Corp. Class B...........................         2,200        65,175
 Overseas Shipholding Group, Inc.......................        21,100       333,644
 *Oxford Health Plans, Inc.............................        31,900       353,891
 Oxford Industries, Inc................................         3,100        89,513
 PXRE Corp.............................................        10,200       226,313
 Pacific Century Financial Corp........................        99,700     2,131,088
 *Pacificare Health Systems, Inc. Class A..............         4,800       333,900
 *Pacificare Health Systems, Inc. Class B..............         3,700       279,234
 Park Electrochemical Corp.............................         3,700        70,994
 *Parker Drilling Co...................................        73,500       275,625
 *Patterson Energy, Inc................................         5,800        27,006
 *Paxson Communications Corp...........................        18,300       132,675
 *Paymentech, Inc......................................        19,400       307,975
 Penn Virginia Corp....................................         2,400        52,050
 Penncorp Financial Group, Inc.........................        13,700        15,413
 Pennzoil Co...........................................        21,500       798,188
 Pep Boys - Manny, Moe & Jack..........................        53,500       755,688
 *Perrigo Co...........................................        48,400       408,375
 *Petco Animal Supplies, Inc...........................           500         4,984
 *Pharmerica, Inc......................................        26,400       107,663
 Phillips-Van Heusen Corp..............................        22,900       160,300
 Phoenix Investment Partners, Ltd......................        32,900       279,650
 *Phycor, Inc..........................................        84,700       521,434
 *Phymatrix Corp.......................................         7,100        18,194
 *Physician Reliance Network, Inc......................        20,200       187,481
 *Picturetel Corp......................................        49,700       351,006
 Pilgrim Pride Corp....................................         3,900        94,575
 Pillowtex Corp........................................         1,800        60,750
 Pioneer Natural Resources Co..........................        71,300       944,725
 Pioneer Standard Electronics, Inc.....................        14,500       155,875
 Pittston Co. Burlington Group.........................         9,600        83,400
 *Planet Hollywood, Inc................................        40,300       120,900
 *Polymer Group, Inc...................................        26,200       278,375
 *Pool Energy Services Co..............................        19,200       215,400
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Potlatch Corp.........................................        14,400  $    544,500
 Premark International, Inc............................        10,800       362,475
 Presidential Life Corp................................        21,000       379,313
 Price Enterprises, Inc................................         3,996        21,728
 *Pride International, Inc.............................        17,000       128,563
 *Primadonna Resorts, Inc..............................        11,000        80,438
 *Primark Corp.........................................        21,700       542,500
 *Prime Hospitality Corp...............................        34,000       297,500
 Pulte Corp............................................        38,200       971,713
 Quaker State Corp.....................................        16,500       236,156
 Quanex Corp...........................................         7,800       139,913
 *Quest Diagnostics, Inc...............................        22,000       393,250
 Questar Corp..........................................         3,000        57,563
 RLI Corp..............................................         9,350       338,353
 *Rainforest Cafe, Inc.................................        10,000        69,688
 Range Resources Corp..................................         9,600        40,200
 Rayonier, Inc.........................................        28,100     1,194,250
 *Read-Rite Corp.......................................        48,000       646,500
 *Red Roof Inns, Inc...................................         4,200        71,400
 Resource Bancshares Mortgage Group, Inc...............         8,500       117,938
 Riggs National Corp...................................        26,700       558,197
 *Rio Hotel & Casino, Inc..............................        10,100       157,181
 Rock-Tenn Co. Class A.................................        13,200       215,325
 Rollins Truck Leasing Corp............................        15,350       184,200
 Rouge Industries, Inc. Class A........................         6,750        55,688
 *Rowan Companies, Inc.................................        43,200       423,900
 Ruddick Corp..........................................         1,000        19,563
 Russ Berrie & Co., Inc................................         3,200        72,400
 Russell Corp..........................................        30,200       719,138
 *Ryans Family Steak Houses, Inc.......................        19,200       216,600
 Ryder System, Inc.....................................        20,900       596,956
 Ryland Group, Inc.....................................        14,500       385,156
 *S3, Inc..............................................        23,600       125,375
 *SCPIE Holdings, Inc..................................         2,700        82,688
 *Sandisk Corp.........................................           800         9,425
 Schnitzer Steel Industries, Inc. Class A..............         1,000        18,438
 *Scholastic Corp......................................         5,000       237,813
 Schulman (A.), Inc....................................        12,700       271,859
 Scotsman Industries, Inc..............................           500        10,281
 Seaboard Corp.........................................           450       193,500
 *Seacor Smit, Inc.....................................         7,400       353,350
 *Seitel, Inc..........................................        12,000       160,500
 Selective Insurance Group, Inc........................        26,100       494,269
 *Sensormatic Electronics Corp.........................        73,900       600,438
 *Sequa Corp. Class A..................................         5,100       324,488
 *Sequa Corp. Class B..................................         1,000        74,500
 *Sequent Computer Systems, Inc........................        54,200       687,663
 *Servico, Inc.........................................         8,600        55,900
 *Shiloh Industries, Inc...............................         4,500        65,531
 *Shopko Stores, Inc...................................        12,100       390,225
 *Silicon Graphics, Inc................................       108,900     1,334,025
 *Silicon Valley Group, Inc............................        30,200       371,838
 Skyline Corp..........................................         3,200       104,000
 Smart & Final Food, Inc...............................         6,100        64,813
 Smith (A.O.) Corp.....................................        10,450       259,944
 Smith (A.O.) Corp. Convertible Class A................         1,500        36,750
 *Smurfit-Stone Container Corp.........................        46,134       653,084
 *Sola International, Inc..............................        15,400       244,475
 South Jersey Industries, Inc..........................         5,200       134,225

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Southern Pacific Funding Corp........................         3,600  $        198
 Southwestern Energy Co................................        17,800       133,500
 *Speedfam International, Inc..........................         3,300        49,809
 *Spiegel, Inc. Class A Non-Voting.....................        14,500        57,320
 *Sports Authority, Inc................................        14,800        96,200
 Springs Industries, Inc. Class A......................        10,100       393,269
 St. Joe Corp..........................................         5,500       129,594
 Standard Motor Products, Inc. Class A.................         4,800       109,500
 Standard Pacific Corp. DE.............................        15,700       153,075
 Standard Products Co..................................        13,400       249,575
 Starrett (L.S.) Co. Class A...........................         3,000        91,875
 Stepan Co.............................................         4,000       111,750
 Stewart & Stevenson Services, Inc.....................        26,600       261,844
 Stewart Information Services Corp.....................         1,100        54,381
 Stone & Webster, Inc..................................         9,500       323,000
 Stride Rite Corp......................................         6,000        53,250
 *Sun Healthcare Group, Inc............................        52,400       275,100
 *Sunrise Medical, Inc.................................        20,000       255,000
 *Swift Energy Corp....................................         5,700        53,081
 *Sybase, Inc..........................................        44,400       319,125
 *Syms Corp............................................         4,100        39,975
 TIG Holdings, Inc.....................................        73,400     1,032,188
 TJ International, Inc.................................         5,800       136,119
 Talbots, Inc..........................................        15,400       392,700
 Tecumseh Products Co. Class A.........................        18,500       918,063
 Tecumseh Products Co. Class B.........................         4,400       222,750
 *Tektronix, Inc.......................................        24,200       648,863
 *Tele-Communications Liberty Media Group Class A......        16,762       676,242
 Terra Industries, Inc.................................       103,100       560,606
 *Tesoro Petroleum Corp................................        49,100       653,644
 Texas Industries, Inc.................................         5,000       144,688
 The Dexter Corp.......................................         4,000       128,250
 *Thermedics, Inc......................................        17,400       181,613
 *Thermo Ecotek Corp...................................         4,300        45,150
 *Thermo Optek Corp....................................         2,200        23,925
 *ThermoQuest Corp.....................................         2,500        25,469
 Tidewater, Inc........................................        41,900       966,319
 Timken Co.............................................        51,600       993,300
 Titan International, Inc..............................         7,500        74,531
 *Titanium Metals Corp.................................        15,300       152,044
 Toro Co...............................................        14,200       376,300
 Tremont Corp. DE......................................         5,200       186,550
 *Trump Hotels & Casino Resorts, Inc...................         4,500        22,781
 *Tuboscope Vetco International, Inc...................        20,000       166,250
 U.S. Freightways Corp.................................         9,000       241,594
 *U.S. Office Products, Co.............................         8,900        48,533
 *UICI.................................................        13,100       259,134
 UMB Financial Corp....................................        14,800       666,000
 USX-US Steel Group....................................        15,100       369,006
 *Ultratech Stepper, Inc...............................        25,800       478,913
 Unifirst Corp.........................................         5,600       123,200
 *Unisource Worldwide, Inc.............................        50,100       394,538
 United Companies Financial Corp.......................        35,500       144,219
 *United States Home Corp..............................        12,800       408,000
 *United Wisconsin Services, Inc.......................         5,900        43,881
 *Unitrode Corp........................................         7,500       127,031
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *VLSI Technology, Inc.................................        38,600  $    437,869
 *VWR Scientific Products Corp.........................         3,300       102,094
 Valero Energy Corp....................................        39,400       827,400
 Valhi, Inc............................................        33,500       368,500
 Valmont Industries, Inc...............................         2,000        32,125
 *Value City Department Stores, Inc....................        16,400       168,100
 *Venator Group, Inc...................................       169,000     1,330,875
 Vermont Financial Services Corp.......................         4,700       108,981
 *Veterinary Centers of America, Inc...................         4,000        73,000
 Vintage Petroleum, Inc................................        16,700       172,219
 *Vishay Intertechnology, Inc..........................        49,625       704,055
 *WFS Financial, Inc...................................        13,100        82,694
 *WHX Corp.............................................         7,200        76,050
 Wallace Computer Services, Inc........................         7,500       168,281
 Washington Federal, Inc...............................         9,100       232,619
 Watts Industries, Inc. Class A........................         7,700       145,819
 Webb (Del) Corp.......................................        23,200       614,800
 Weis Markets, Inc.....................................         3,400       129,625
 Wellman, Inc..........................................        46,400       562,600
 Werner Enterprises, Inc...............................        44,200       721,013
 Wesco Financial Corp..................................         1,400       492,800
 West, Inc.............................................         7,700       233,888
 Westcorp, Inc.........................................        15,300       131,006
 *Western Digital Corp.................................         2,600        33,963
 *Wolverine Tube, Inc..................................         6,500       145,844
 Worthington Industries, Inc...........................        48,700       598,097
 Xtra Corp.............................................         7,200       342,450
 Yankee Energy Systems, Inc............................         6,250       182,031
 *Yellow Corp..........................................        23,200       375,550
 *Zale Corp............................................        15,200       435,100
 Zenith National Insurance Corp........................         8,100       196,603
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $195,240,358)..................................                 177,833,494
                                                                       ------------
PREFERRED STOCKS -- (0.2%)
 Price Enterprises, Inc. Series A (Cost $287,107)......        19,400       262,506
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.25%, 08/31/02, valued at $1,910,826) to be
   repurchased at $1,878,258.
   (Cost $1,878,000)...................................  $      1,878     1,878,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $197,405,465)++................................                $179,974,000
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                           THE U.S. 6-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES          VALUE+
                                                         ------------  --------------
COMMON STOCKS -- (98.4%)
  *3-D Systems Corp....................................       129,900  $      917,419
  *3D0 Co..............................................       117,800         334,994
  *ABC Rail Products Corp..............................        29,700         373,106
  *ABT Building Products Corp..........................       115,300       1,196,237
  *ACT Manufacturing, Inc..............................           800           7,900
  *ACT Networks, Inc...................................       145,700       1,470,659
  *ACX Technologies, Inc...............................       304,300       3,879,825
  *ADE Corp............................................        66,000         853,875
  *AEP Industries, Inc.................................        70,150       1,492,880
  *AG Associates, Inc..................................        67,800         324,169
  *AG Services America, Inc............................         2,900          42,050
  *#ARV Assisted Living, Inc...........................       227,900       1,367,400
  ASB Financial Corp...................................         9,800         106,575
  Aames Financial Corp.................................       361,000         676,875
  *Aasche Transportation Services, Inc.................        48,800         245,525
  Abington Bancorp, Inc................................        41,600         663,000
  Abrams Industries, Inc...............................        10,000          67,500
  *Abraxas Petroleum Corp..............................        88,200         457,537
  *Accell International Corp...........................        80,600         251,875
  *Acceptance Insurance Companies, Inc.................       168,100       3,309,469
  *Acclaim Entertainment, Inc..........................        77,700         743,006
  Aceto Corp...........................................        81,660       1,046,269
  *Acme Electric Corp..................................        46,300         237,287
  *Acme United Corp....................................         8,700          21,206
  *Active Voice Corp...................................        49,900         352,419
  *Adam Software, Inc..................................         6,500          27,219
  *Adept Technology, Inc...............................       125,400         924,825
  *Adflex Solutions, Inc...............................       165,000       1,124,062
  *#Advanced Aerodynamics & Structures, Inc............         5,000          14,141
  *Advanced Digital Information Corp...................        67,100         960,369
  *#Advanced Health Corp...............................       163,900         261,216
  *Advanced Magnetics, Inc.............................        76,100         675,387
  Advanced Marketing Services, Inc.....................        61,500       1,082,016
  *Advanced Neuromodulation Systems, Inc...............        91,360         539,595
  Advanta Corp. Class A................................        94,813         986,648
  *Advanta Corp. Class B Non-Voting....................       144,725       1,128,403
  Advest Group, Inc....................................        80,200       1,869,662
  *Advocat, Inc........................................        66,000         391,875
  *Aehr Test Systems...................................        57,000         247,594
  *Aerovox, Inc........................................        60,800         157,700
  *Agco Corp...........................................       642,700       5,262,106
  *Air Methods Corp....................................        91,700         266,503
  *Airtran Holdings, Inc...............................        14,600          58,856
  Alamo Group, Inc.....................................        67,000         845,875
  Albank Financial Corp................................       118,880       8,039,260
  Alba-Waldensian, Inc.................................         7,050         170,962
  *Aldila, Inc.........................................       178,100         578,825
  Alfa Corp............................................       135,300       2,951,231
  Alico, Inc...........................................        79,100       1,366,947
  *Align-Rite International, Inc.......................        36,000         435,375
  *Alkermes, Inc.......................................        51,800         959,919
  *All American Semiconductor, Inc.....................        39,300          41,142
  Allen Organ Co. Class B..............................         5,000         187,500
  *Allen Telecom, Inc..................................       164,500       1,141,219
  Alliance Bancorp.....................................       125,420       2,449,609

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Alliance Pharmaceuticals Corp.......................        12,900  $       50,391
  *Alliance Semiconductor Corp.........................       439,900       1,725,233
  *Allied Healthcare Products, Inc.....................       128,000         344,000
  *Allied Holdings, Inc................................        94,600       1,442,650
  Allied Products Corp.................................       183,300       1,351,837
  *Allied Research Corp................................        57,800         433,500
  *Allin Communications Corp...........................        90,000         360,000
  *#Allou Health & Beauty Care, Inc. Class A...........        61,900         661,556
  *Allstars Systems, Inc...............................        68,500         141,281
  *Allstate Financial Corp.............................        20,900          71,844
  *Alpha Beta Technology, Inc..........................        60,000          66,562
  *Alpha Industries, Inc...............................        34,200         750,262
  *Alpha Microsystems, Inc.............................        28,500         138,047
  *Alpha Technologies Group, Inc.......................        74,400         132,525
  Alpharma, Inc. Class A...............................        86,000       3,096,000
  *Altron, Inc.........................................       133,200       2,980,350
  Ambanc Holding Co., Inc..............................        40,600         654,675
  Amcast Industrial Corp...............................       112,800       1,981,050
  Amcore Financial, Inc................................        19,650         464,231
  *America West Holdings Corp. Class B.................       177,400       2,505,775
  American Bank of Connecticut.........................        46,600       1,036,850
  *#American Banknote Corp.............................       212,500         411,719
  American Biltrite, Inc...............................        40,100         949,869
  American Business Products, Inc......................       195,000       4,338,750
  *American Classic Voyages Co.........................         1,100          16,294
  *American Ecology Corp...............................        51,900          71,362
  *American Freightways Corp...........................       602,000       5,380,375
  *American Healthcorp, Inc............................         2,500          25,469
  American Heritage Life Investment Corp...............       185,200       4,548,975
  *American Homepatient, Inc...........................       163,700         352,978
  *American Indemnity Financial Corp...................        14,200         160,637
  *American Medical Electronics, Inc. (Escrow-Bonus)...        20,800               0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................        20,800               0
  American Medical Security Group, Inc.................       244,800       3,503,700
  *American Mobile Satellite Corp......................       217,200         984,187
  *American Oncology Resources, Inc....................       278,000       3,101,437
  *American Pacific Corp...............................        90,400         627,150
  *#American Pad & Paper Co............................       310,500         485,156
  *American Physicians Services Group, Inc.............        44,400         210,900
  *#American Residential Services, Inc.................        71,000         248,500
  *American Software, Inc. Class A.....................       198,800         534,275
  *American Technical Ceramics Corp....................        43,200         334,800
  American Vanguard Corp...............................         7,040          46,640
  American Woodmark Corp...............................        35,010       1,076,557
  Americana Bancorp, Inc...............................        23,300         448,525
  *Amerihost Properties, Inc...........................        70,000         284,375
  *Amerin Corp.........................................        17,800         437,212
  *Ameripath, Inc......................................       231,500       1,048,984
  *Ameristar Casinos, Inc..............................       145,500         431,953
  Ameron, Inc..........................................        44,900       1,650,075
  Amerus Life Holdings, Inc. Class A...................        86,321       1,904,457
  *Ames Department Stores, Inc.........................       177,000       4,214,812

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Amistar Corp........................................        42,300  $       93,853
  Ampco-Pittsburgh Corp................................       133,100       1,605,519
  *Amrep Corp..........................................        87,192         643,041
  *Amresco, Inc........................................       104,500         765,789
  *Amtran, Inc.........................................       118,000       2,573,875
  Amwest Insurance Group, Inc..........................        30,855         431,970
  *Anadigics, Inc......................................       137,100       1,718,034
  Analogic Corp........................................        79,500       2,832,187
  Analysis & Technology, Inc...........................        28,800         464,400
  *Anaren Microwave, Inc...............................        38,300         670,250
  Anchor Bancorp Wisconsin, Inc........................       118,700       2,396,256
  Andover Bancorp, Inc. DE.............................        71,825       2,302,889
  Angelica Corp........................................       163,400       2,971,837
  *Ann Taylor Stores Corp..............................       395,900      13,039,956
  *Ansaldo Signal N.V..................................        50,100         208,228
  *Antec Corp..........................................       301,000       5,587,312
  *Applied Digital Access, Inc.........................        31,800          77,512
  *Applied Extrusion Technologies, Inc.................       117,700         926,887
  Applied Industrial Technologies, Inc.................       470,000       6,580,000
  *#Applied Magnetics Corp.............................       265,400       1,973,912
  *Applied Microsystems Corp...........................        77,200         299,150
  *Applied Signal Technologies, Inc....................        90,500       1,097,312
  *Applix, Inc.........................................        37,500         158,203
  *Apria Healthcare Group, Inc.........................       134,800         943,600
  *Aquila Biopharmaceuticals, Inc......................       100,000         287,500
  *#Arcadia Financial, Ltd.............................       560,700       1,997,494
  Arch Coal, Inc.......................................        53,400       1,024,612
  *Arch Communications Group, Inc......................       287,400         341,287
  Arctic Cat, Inc......................................       228,600       2,386,012
  Argonaut Group, Inc..................................        70,300       1,744,319
  *Argosy Gaming Corp..................................       355,800         867,262
  *Arkansas Best Corp..................................       219,000       1,293,469
  *Armco, Inc..........................................        80,000         315,000
  Arnold Industries, Inc...............................       225,300       3,224,606
  *Aronex Pharmaceuticals, Inc.........................         2,500           7,266
  *Arqule, Inc.........................................        86,000         518,687
  *Arrow Automotive Industries, Inc....................        21,600          29,700
  Arrow Financial Corp.................................         6,044         159,033
  *Artisoft, Inc.......................................       157,400         477,119
  *Asahi/Amer, Inc.....................................        14,500          67,062
  *Asante Technologies, Inc............................        94,200         209,006
  *Ascent Entertainment Group, Inc.....................       325,396       2,664,180
  *Ashworth, Inc.......................................       162,100         932,075
  *Associated Group, Inc. Class A......................         1,800          67,387
  *Astec Industries, Inc...............................        94,800       4,894,050
  Astro-Med, Inc.......................................        49,675         267,003
  *Astronics Corp......................................        22,687         243,885
  *Asyst Technologies, Inc.............................       132,700       2,699,616
  Atalanta Sosnoff Capital Corp........................        66,100         590,769
  *Atchison Casting Corp...............................       151,300       1,418,437
  *Athey Products Corp.................................        17,140          55,705
  *Atlantic American Corp..............................        18,500          76,312
  *Atlantis Plastics, Inc..............................        60,000         480,000
  Atrion Corp..........................................        37,750         323,234
  *Au Bon Pain, Inc. Class A...........................       200,500       1,246,859
  *Audiovox Corp. Class A..............................       257,000       1,654,437
  *Ault, Inc...........................................        46,700         313,766
  *#Aura Systems, Inc..................................        40,000          53,750
  *Auspex Systems, Inc.................................       322,800       1,210,500
  *Autoimmune, Inc.....................................       199,400         386,337
  *Autologic Information International, Inc............         7,100          29,287
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Avado Brands, Inc....................................       180,000  $    1,378,125
  *Avalon Holding Corp. Class A........................        25,112         196,187
  *Avatar Holdings, Inc................................        35,300         569,212
  *#Avatex Corp........................................       189,340         142,005
  *Avecor Cardiovascular, Inc..........................        56,000         682,500
  *Aviall, Inc.........................................       117,500       1,424,687
  *Avid Technology, Inc................................        23,400         557,944
  *Avigen, Inc.........................................       119,500         407,047
  *Avondale Financial Corp.............................        28,200         384,225
  *Avondale Industries, Inc............................       152,000       4,180,000
  *Avteam, Inc. Class A................................       140,000         770,000
  *Axsys Technologies, Inc.............................        49,800         695,644
  *Aydin Corp..........................................        54,300         526,031
  *Aztar Corp..........................................       559,700       2,833,481
  Aztec Manufacturing Co...............................           500           4,969
  *BCT International, Inc..............................         7,800          17,794
  *BEI Electronics, Inc................................        86,000         150,500
  BEI Technologies, Inc................................        86,000       1,053,500
  *BF Enterprises, Inc.................................         2,300          18,687
  *BFX Hospitality Group, Inc..........................        89,400         145,275
  *BI, Inc.............................................       107,300         791,337
  BMC Industries, Inc..................................       222,000       1,373,625
  *#BRC Holdings, Inc..................................       145,400       2,762,600
  BSB Bancorp, Inc.....................................       104,700       3,023,212
  BT Financial Corp....................................        57,824       1,597,388
  *BTG, Inc............................................        33,000         218,625
  *BTU International, Inc..............................        75,800         267,669
  *BWAY Corp...........................................        76,200       1,243,012
  *Back Bay Restaurant Group, Inc......................        37,200         330,150
  Badger Meter, Inc....................................        21,200         768,500
  *Badger Paper Mills, Inc.............................        10,400          83,200
  Bairnco Corp.........................................        93,200         664,050
  Baker (J.), Inc......................................       155,818         764,482
  *Baker (Michael) Corp................................        62,500         578,125
  Baldwin & Lyons, Inc. Class B........................         1,600          33,400
  Baldwin Piano & Organ Co.............................        27,000         270,000
  *Baldwin Technology, Inc. Class A....................       172,600         992,450
  *Baltek Corp.........................................         4,500          47,250
  *Bancinsurance Corp..................................        57,400         312,112
  Bancorp Connecticut, Inc.............................        47,400         844,312
  *BancTec, Inc........................................        82,000       1,081,375
  Bandag, Inc..........................................        49,600       1,754,600
  Bandag, Inc..........................................        22,000         708,125
  *Bank Plus Corp......................................       215,900         904,081
  *Bank United Financial Corp. Class A.................        92,900         795,456
  BankAtlantic Bancorp, Inc. Class A...................       129,220         872,235
  BankAtlantic Bancorp, Inc. Class B...................       123,031         976,559
  BankNorth Group, Inc. DE.............................        54,400       1,808,800
  *Banner Aerospace, Inc...............................       310,500       2,755,687
  *Banyan System, Inc..................................       153,000       1,195,312
  *Barry (R.G.) Corp...................................        18,000         213,750
  *Basin Exploration, Inc..............................       122,600       1,417,562
  Bassett Furniture Industries, Inc....................       135,350       3,417,587
  Battle Mountain Gold Co..............................       400,400       1,876,875
  Bay View Capital Corp................................       145,100       3,038,031
  *Baycorp Holdings, Ltd...............................        48,000         228,000
  *Bayou Steel Corp. Class A...........................       121,300         561,012
  *Beard Co............................................        30,000         133,125
  *#Beazer Homes USA, Inc..............................       111,200       2,654,900
  *Bel Fuse, Inc. Class A..............................        28,900         807,394
  *Bel Fuse, Inc. Class B..............................        28,900         684,569
  *Belco Oil & Gas Corp................................       153,300         862,312

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Bell Industries, Inc................................       101,022  $    1,054,417
  *Bell Microproducts, Inc.............................        99,900         920,953
  *Bellwether Exploration Co...........................       175,600         976,775
  *Ben & Jerry's Homemade, Inc. Class A................        70,700       1,411,791
  *Benton Oil & Gas Co.................................       321,300       1,204,875
  *Berlitz International, Inc..........................        79,100       2,343,337
  *Big 4 Ranch, Inc....................................        73,300               0
  Bindley Western Industries, Inc......................       134,466       5,193,749
  Binks Sames Corp.....................................        30,918         463,770
  *Bio Vascular, Inc...................................        14,900          62,394
  *Bio-Rad Laboratories, Inc. Class A..................       107,800       2,290,750
  *Biosite Diagnostics, Inc............................       125,000       1,031,250
  *Biosource International, Inc........................       140,000         422,187
  Birmingham Steel Corp................................       401,500       1,957,312
  *Black Hawk Gaming & Development, Inc................        34,100         283,456
  Blair Corp...........................................       127,100       2,240,137
  Blimpie International................................         2,700           5,906
  *Bluegreen Corp......................................       213,798       1,469,861
  Bob Evans Farms, Inc.................................       246,100       5,975,616
  *Boca Research, Inc..................................        98,700         209,737
  *Boise Cascade Office Products Corp..................        25,000         278,125
  *Bombay Co., Inc.....................................       431,000       2,128,062
  *Bon-Ton Stores, Inc.................................       131,900       1,022,225
  *#Books-a-Million, Inc...............................       199,000       5,858,062
  *Boston Biomedical, Inc..............................        57,400         161,437
  *#Boston Chicken, Inc................................       310,900         208,886
  *Boston Communications Group, Inc....................       117,000       1,173,656
  Bostonfed Bancorp, Inc...............................        27,500         508,750
  Bowl America, Inc. Class A...........................        45,000         315,000
  Bowne & Co., Inc.....................................        91,332       1,529,811
  *Boyd Gaming Corp....................................       436,000       1,580,500
  *Brauns Fashions Corp................................        22,200         180,375
  *Brazos Sportswear, Inc..............................         4,190           2,619
  *Brite Voice Systems, Inc............................        19,300         154,400
  *Britesmile, Inc.....................................        41,000          48,687
  *Broadway & Seymour, Inc.............................       180,800         531,100
  *Brooks Automation, Inc..............................        77,800       1,230,212
  *Brookstone, Inc.....................................       111,300       1,676,456
  *Brothers Gourmet Coffees, Inc.......................       103,461           4,138
  *Brown & Sharpe Manufacturing Co. Class A............       203,500       1,348,187
  *Brown (Tom), Inc....................................       253,400       2,549,837
  Brown Group, Inc.....................................       297,200       5,331,025
  *Brunswick Technologies, Inc.........................        75,000         393,750
  Brush Wellman, Inc...................................       186,500       3,007,312
  *Buckhead America Corp...............................        15,700          84,387
  *Budget Group, Inc...................................        66,000         825,000
  *Buffets, Inc........................................       246,200       2,877,462
  *#Builders Transport, Inc............................        61,600             385
  *Building Materials Holding Corp.....................       197,000       2,444,031
  *Bull Run Corp. GA...................................        84,500         282,547
  Burlington Coat Factory Warehouse Corp...............       232,940       3,377,630
  *Burlington Industries, Inc..........................       499,000       5,208,312
  *Business Resource Group.............................        57,200         164,450
  *Butler International, Inc...........................        23,200         498,800
  Butler Manufacturing Co..............................        84,200       1,957,650
  *CATS Software, Inc..................................        77,100         334,903
  *C-COR Electronics, Inc..............................        12,000         171,750
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *C.P. Clare Corp.....................................       143,000  $    1,036,750
  *CCA Industries, Inc.................................        40,800          58,650
  *CEM Corp............................................        23,600         244,850
  *CFM Technologies, Inc...............................        76,700         673,522
  *CMC Industries, Inc.................................        88,100         558,884
  *CNA Surety Corp.....................................        35,600         522,875
  *CNS Income..........................................       204,200         969,950
  *CPAC, Inc...........................................        74,100         699,319
  CPB, Inc.............................................       107,000       1,852,437
  CPI Corp.............................................       112,400       2,402,550
  *CSP, Inc............................................        35,332         278,239
  *CSS Industries, Inc.................................        23,200         685,850
  *CTB International Corp..............................        38,000         323,000
  CTS Corp.............................................       111,200       3,919,800
  Cabot Oil & Gas Corp. Class A........................        40,000         617,500
  Cadmus Communications Corp...........................        94,100       1,540,887
  *Caere Corp..........................................        33,900         454,472
  *Calcomp Technology, Inc.............................        94,600         138,944
  Calgon Carbon Corp...................................       144,700       1,049,075
  *California Amplifier, Inc...........................        73,100         203,309
  *California Micro Devices Corp.......................         5,100          13,706
  *California Microwave, Inc...........................       215,700       2,642,325
  *Callon Petroleum Co.................................       137,000       1,755,312
  Cal-Maine Foods, Inc.................................        24,600         122,231
  Calmat Co............................................       272,500       8,379,375
  *Calumet Bancorp, Inc................................        27,000         747,562
  *Cameron Ashley Building Products, Inc...............       108,800       1,387,200
  Cameron Financial Corp...............................        32,700         537,506
  *Canandaigua Wine Co., Inc. Class A..................        93,100       4,614,269
  *Canisco Resources, Inc..............................         5,700          12,469
  *Cannon Express, Inc. Class A........................         6,900          39,675
  *Cannondale Corp.....................................       115,100       1,147,403
  Cape Cod Bank & Trust Co.............................        22,400         446,600
  *Capital Pacific Holdings, Inc.......................       152,300         447,381
  Capital Re Corp......................................        60,000       1,185,000
  #Capitol Bancorp, Ltd................................        34,727         892,050
  Capitol Transamerica Corp............................        88,800       1,565,100
  *Carbide/Graphite Group, Inc.........................        77,800         991,950
  *Cardiotech International, Inc.......................        15,572          20,438
  *Cardiovascular Dynamics, Inc........................       122,400         504,900
  *Caretenders Healthcorp..............................        13,700          38,531
  *Caribiner International, Inc........................       137,500       1,280,469
  *Carleton Corporation................................        16,180          33,371
  *Carmike Cinemas, Inc. Class A.......................       120,100       2,402,000
  Carolina First Corp..................................        74,990       1,863,033
  *Carr-Gottstein Foods Co.............................       100,657       1,138,682
  *Carrington Laboratories, Inc........................        57,700         155,970
  *Carson, Inc.........................................        20,500          58,937
  Carter-Wallace, Inc..................................       325,500       5,777,625
  Cascade Corp.........................................       104,400       1,461,600
  Cash America International, Inc......................       239,200       4,036,500
  *Casino Data Systems.................................       206,300         406,153
  *Castle & Cooke, Inc.................................       258,800       4,043,750
  Castle (A.M.) & Co...................................           200           3,850
  Castle Energy Corp...................................        45,800         875,925
  *Catalina Lighting, Inc..............................        85,700         187,469
  *Catherines Stores Corp..............................       114,400       1,194,050
  Cato Corp. Class A...................................       371,700       5,029,566
  Cavalier Homes, Inc..................................        47,600         514,675
  *Celadon Group, Inc..................................       100,000       1,315,625
  *Celebrity, Inc......................................       105,300          78,975

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Celeritek, Inc......................................        37,400  $      112,200
  *Cell Genesys, Inc...................................        35,500         171,953
  *#Cell Pathways, Inc.................................        65,400         778,669
  Cenit Bancorp, Inc...................................        54,900       1,032,806
  *Centennial Cellular Corp. Class A...................       166,800       6,687,637
  *Centigram Communications Corp.......................        86,800         645,575
  Central Co-Operative Bank Somerville, MA.............        24,100         423,256
  *Central Garden & Pet Co.............................       149,600       2,407,625
  *Central Reserve Life Corp...........................        26,600         237,737
  *Central Sprinkler Corp..............................        47,100         423,900
  Centris Group, Inc...................................       144,800       1,484,200
  Century Aluminum Co..................................       235,000       2,001,172
  *Cephalon, Inc.......................................        48,600         369,056
  *Ceradyne, Inc.......................................        71,600         290,875
  *Cerion Technologies, Inc............................        81,500          24,195
  *Charming Shoppes, Inc...............................     1,250,900       5,238,144
  *Chart House Enterprises, Inc........................       130,100         650,500
  Chartwell Re Corp....................................       106,100       2,931,012
  *Chase Industries, Inc...............................       117,250       1,370,359
  *Check Technology Corp...............................        70,700         220,937
  *Checkpoint System, Inc..............................       360,500       4,844,219
  Chemed Corp..........................................       104,500       3,539,937
  *Chemfab Corp........................................        16,050         361,125
  Chemfirst, Inc.......................................        72,500       1,368,437
  *Cherry Corp. Class A................................        48,700         715,281
  *Cherry Corp. Class B................................        32,500         485,469
  Chesapeake Corp......................................        13,600         471,750
  #Chesapeake Energy Corp..............................     1,312,800       1,805,100
  Chester Valley Bancorp...............................           833          23,767
  Chic by His, Inc.....................................       125,700         573,506
  Chicago Rivet & Machine Co...........................        11,800         342,200
  *Children's Comprehensive Services, Inc..............       151,600       1,890,262
  *Childtime Learning Centers, Inc.....................        38,300         540,987
  Chiquita Brands International, Inc...................        65,589         737,876
  *Chock Full O' Nuts Corp.............................       125,323         830,265
  *Christiana Companies, Inc...........................        60,000       1,250,625
  *Chrysalis International Corp........................        87,700          34,258
  *Cidco, Inc..........................................       207,200         592,462
  *Ciprico, Inc........................................        55,300         409,566
  Circle International, Inc............................         1,500          25,031
  *Circon Corp.........................................        26,500         387,562
  *Circuit City Stores, Inc. -- Carmax Group...........       272,500       1,464,687
  *Circuit Systems, Inc................................        53,000         196,266
  *Cirrus Logic, Inc...................................       300,500       3,709,297
  *Citadel Holding Corp................................        73,300         270,294
  *Citation Computer System, Inc.......................        11,200          25,900
  *Citation Corp.......................................       194,700       2,725,800
  Citizens Banking Corp................................        90,350       2,950,492
  *Citizens, Inc. Class A..............................        70,800         411,525
  *Civic Bancorp.......................................        37,695         541,866
  *Clean Harbors, Inc..................................       117,500         201,953
  Cleveland Cliffs, Inc................................       131,300       4,997,606
  *Clintrials Research, Inc............................       286,300         993,103
  *Coast Dental Services, Inc..........................        53,900         618,166
  *Coast Distribution System...........................        85,100         170,200
  Coastal Bancorp, Inc.................................        86,900       1,661,962
  *Coastcast Corp......................................        96,100         756,787
  *Cobra Electronic Corp...............................        66,100         289,187
  *Code-Alarm, Inc.....................................        23,200          18,125
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *#Coeur d'Alene Mines Corp. ID.......................       252,800  $    1,279,800
  *Coffee People, Inc..................................        52,000         107,250
  *Coherent, Inc.......................................       175,500       2,204,719
  *Cohesion Technologies, Inc..........................       117,300         461,869
  *Coho Energy, Inc....................................       284,900       1,255,341
  *Cohr, Inc...........................................        72,500         215,234
  *#Coinmach Laundry Corp..............................       159,500       2,611,812
  *Cold Metal Products, Inc............................        40,000         112,500
  *Collaborative Clinical Research, Inc................        34,000         100,937
  Collagen Corp........................................       117,300       1,129,012
  Collins Industries, Inc..............................        28,200         120,731
  *Columbia Banking System, Inc........................        49,045         970,171
  *Columbus Energy Corp................................        50,932         331,058
  Columbus McKinnon Corp...............................           200           3,625
  *Comdial Corp........................................        91,800         829,069
  *Command Systems, Inc................................        15,000          39,609
  Commercial Bancshares, Inc...........................        25,247         590,149
  Commercial Bank of New York..........................        26,400         377,850
  Commercial Intertech Corp............................        25,700         406,381
  Commercial Metals Co.................................       164,900       4,174,031
  Commercial National Financial Corp...................         9,000         361,125
  Commonwealth Bancorp, Inc............................       162,100       2,497,353
  Commonwealth Industries, Inc.........................       226,000       2,161,125
  Community Bank System, Inc...........................        58,000       1,689,250
  Community Trust Bancorp, Inc.........................        43,370       1,011,063
  *Compdent Corp.......................................       165,600       1,723,275
  *Compucom Systems, Inc...............................       471,600       1,797,975
  *Computer Motion, Inc................................        54,000         501,187
  *Computer Network Technology Corp....................       282,000       1,982,812
  *Computer Outsourcing Services, Inc..................        42,800         422,650
  *Comshare, Inc.......................................        44,850         193,416
  *Comstock Resources, Inc.............................       361,700       1,333,769
  *Comtech Telecommunications Corp.....................        26,900         240,419
  *Concord Camera Corp.................................       101,200         553,437
  *Concord Fabrics, Inc. Class A.......................        16,400         102,500
  *Cone Mills Corp. NC.................................       323,900       1,477,794
  *Congoleum Corp. Class A.............................         6,200          55,412
  *Conmed Corp.........................................       198,561       5,410,787
  *Conso Products Co...................................        95,600         558,662
  *Consolidated Freightways Corp.......................       224,200       2,816,512
  *#Consumer Portfolio Services, Inc...................        79,900         344,569
  *#ContiFinancial Corp................................       705,900       3,926,569
  *Continental Materials Corp..........................         2,300          71,875
  Cooker Restaurant Corp...............................       150,000         862,500
  *Cooperative Bankshares, Inc.........................        20,800         309,400
  *Copart, Inc.........................................       134,700       3,182,287
  *Copley Pharmaceutical, Inc..........................       199,700       1,610,081
  *Coram Healthcare Corp...............................       346,900         650,437
  *Core, Inc...........................................         7,400          45,325
  *Cornell Corrections, Inc............................        54,500         974,187
  *Corporate Express, Inc..............................       835,000       4,853,437
  *Corrpro Companies, Inc..............................        85,375       1,035,172
  *Cosmetic Centers, Inc. Class C......................         8,646          11,078
  Courier Corp.........................................        23,400         649,350
  *Covenant Transport, Inc. Class A....................       232,200       4,056,244
  *Cover-All Technologies, Inc.........................        31,901          63,802
  Covest Bancshares, Inc...............................        48,825         688,127
  *Craig Corp..........................................        43,100         374,431
  *Creative Computers, Inc.............................        34,200       1,292,119
  *Credit Acceptance Corp..............................       271,900       1,843,822
  *Criticare Systems, Inc..............................        91,000         201,906
  Cross (A.T.) Co. Class A.............................       185,300       1,320,262

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Cross-Continent Auto Retailers, Inc.................       136,800  $    1,350,900
  *Crowley, Milner & Co................................        18,000          84,375
  *Crown Central Petroleum Corp. Class A...............        71,000         652,312
  *#Crown Central Petroleum Corp. Class B..............        59,400         549,450
  Crown Crafts, Inc....................................        97,500         603,281
  *Crown Vantage, Inc..................................       128,820         384,447
  *Crown-Andersen, Inc.................................        20,000          92,500
  Cubic Corp...........................................       107,650       2,206,825
  Culp, Inc............................................        73,100         639,625
  Curtiss-Wright Corp..................................        94,900       3,546,887
  *CustomTracks Corp...................................       232,900       2,045,153
  *Cyberoptics Corp....................................        53,600         864,300
  *Cybex International, Inc............................        90,600         436,012
  *Cyrk, Inc...........................................       193,500       1,687,078
  *Cytrx Corp..........................................        13,000           9,344
  D&N Financial Corp...................................        54,670       1,259,118
  *DII Group, Inc......................................        22,400         466,900
  *DM Management Co....................................        48,450         708,581
  *#DRS Technologies, Inc..............................        60,600         556,762
  *DSP Technology, Inc.................................        20,100         158,916
  DT Industries, Inc...................................       119,700       2,236,894
  *DVI, Inc............................................       101,800       1,800,587
  *Dailey International, Inc...........................        80,000          78,750
  Dain Rauscher Corp...................................       106,000       3,948,500
  *Dairy Mart Convenience Stores, Inc. Class A.........         9,000          39,375
  *Damark International, Inc. Class A..................        95,800         661,619
  Dames & Moore, Inc...................................       220,300       2,822,594
  *Dan River, Inc. (GA) Class A........................       195,000       1,584,375
  Daniel Industries, Inc...............................       145,700       1,593,594
  *Danielson Holding Corp..............................        10,000          36,250
  *Data Broadcasting Corp..............................       254,670       2,689,952
  *Data General Corp...................................         5,500          99,687
  *Data I/O Corp.......................................        84,400         137,150
  *#Data Race, Inc.....................................        29,800          88,934
  *Data Systems & Software, Inc........................        86,800         265,825
  *Data Systems Network Corp...........................         3,228           4,035
  *Datakey, Inc........................................        19,100          59,687
  *Dataram Corp........................................        31,160         662,150
  *Datascope Corp......................................        24,000         525,000
  *Dataware Technologies, Inc..........................        81,300         307,416
  *Datron Systems, Inc.................................        30,000         187,500
  *Datum, Inc..........................................        87,500         664,453
  *Daw Technologies, Inc...............................       116,900          82,195
  *Dawson Geophysical Co...............................        60,000         551,250
  *Daxor Corp..........................................        52,000         685,750
  *DeGeorge Financial Corp.............................        19,900          20,596
  Deb Shops, Inc.......................................       142,000       1,526,500
  *Deckers Outdoor Corp................................       100,100         206,456
  Decorator Industries, Inc............................        20,832         177,072
  Defiance, Inc........................................        73,100         488,856
  *Del Global Technologies Corp........................        85,877         853,403
  *#Delta Financial Corp...............................       139,200         765,600
  Delta Natural Gas Co., Inc...........................        26,100         482,850
  Delta Woodside Industries, Inc.......................       293,500       1,467,500
  Deltic Timber Corp...................................        93,400       1,868,000
  *Denamerica Corp.....................................        36,100          36,100
  *Depotech Corp.......................................        53,800         131,137
  *Designs, Inc........................................       178,800         117,337
  *Detection Systems, Inc..............................        69,300         658,350
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Detrex Corp.........................................        12,800  $       80,000
  *Detroit Diesel Corp.................................       318,400       6,586,900
  *Devcon International Corp...........................        50,800         107,156
  *Diagnostic Health Services, Inc.....................        50,000         128,906
  *Diamond Home Services, Inc..........................       140,000         450,625
  *Diamond Multimedia Systems, Inc.....................       368,600       2,407,419
  *Dianon Systems, Inc.................................        40,300         321,141
  *Digi International, Inc.............................       124,000       1,592,625
  *Digital Link Corp...................................        43,000         231,797
  *Digital Microwave Corp..............................       121,600         706,800
  Dime Community Bancorp, Inc..........................       135,000       3,628,125
  Dimon, Inc...........................................       400,000       3,275,000
  *Diodes, Inc.........................................        49,700         279,562
  *Discount Auto Parts, Inc............................       172,100       4,291,744
  *Diversified Corporate Resources, Inc................         2,700          15,525
  Dixie Group, Inc.....................................       122,400         858,712
  *Dixon Ticonderoga Co................................        27,250         241,844
  *Dollar Thrifty Automotive Group, Inc................        35,000         437,500
  *Dominion Homes, Inc.................................        70,100         630,900
  Donegal Group, Inc...................................        70,444         959,800
  Donnelly Corp. Class A...............................        78,250       1,183,531
  *Donnkenny, Inc......................................       157,300         172,047
  *Dotronix, Inc.......................................         1,000           1,062
  Downey Financial Corp................................       271,613       7,061,938
  *Dress Barn, Inc.....................................       221,823       3,278,821
  *Drug Emporium, Inc..................................       188,400         841,912
  *Drypers Corp........................................        49,400         139,709
  *Duckwall-Alco Stores, Inc...........................        58,000         764,875
  *Durakon Industries, Inc.............................       107,400       1,141,125
  Dyersburg Corp.......................................       161,500         534,969
  *Dynamics Research Corp..............................        85,636         561,986
  *E-Z-Em, Inc. Class A................................        43,200         291,600
  *E-Z-Em, Inc. Class B................................         3,843          21,617
  *EA Engineering Science & Technology, Inc............        72,025          88,906
  *ECC International Corp..............................        90,500         260,187
  *EFTC Corp...........................................       125,100         471,080
  *EIS International, Inc..............................       132,800         236,550
  *ELXSI Corp..........................................        27,900         287,719
  EMC Insurance Group, Inc.............................        70,500         876,844
  *ESCO Electronics Corp. Trust Receipts...............       193,400       1,909,825
  Eagle Bancshares, Inc................................        64,600       1,178,950
  *Eagle Food Centers, Inc.............................       116,700         371,981
  *Eagle Geophysical, Inc..............................       141,400         795,375
  *Eagle Hardware & Garden, Inc........................       290,100       8,195,325
  *Eagle Point Software Corp...........................        80,000         770,000
  Easco, Inc...........................................       160,200       1,351,687
  *East/West Communications, Inc.......................         2,300           3,019
  Eastern Co...........................................        19,600         507,150
  Eaton Vance Corp.....................................         1,892          45,999
  Ecology & Environment, Inc. Class A..................        23,800         240,975
  *Edelbrock Corp......................................        85,000       1,439,687
  Edo Corp.............................................        31,500         271,687
  *Educational Insights, Inc...........................        49,300          95,519
  *#Egghead, Inc.......................................       109,925       2,816,828
  *#Einstein/Noah Bagel Corp...........................        72,400         153,850
  *Ekco Group, Inc.....................................       229,300         845,544
  *El Paso Electric Co.................................       386,700       3,576,975
  *Elantec Semiconductor, Inc..........................        88,400         325,975
  *Elcom International, Inc............................        40,300          71,784

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
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Electric Fuel Corp..................................         3,700  $       11,678
  *Electric Lightwave, Inc.............................       132,000         806,437
  *Electro Rent Corp...................................        68,600         788,900
  *Electro Scientific Industries, Inc..................        49,500       1,485,000
  *Electroglas, Inc....................................       265,200       3,795,675
  *Electromagnetic Sciences, Inc.......................        94,550       1,282,334
  Ellett Brothers, Inc.................................        61,500         269,062
  *Emcee Broadcast Products, Inc.......................        50,000          87,500
  *Emcon...............................................       102,000         312,375
  *Emulex Corp.........................................        47,150       1,327,567
  Energen Corp.........................................       232,400       4,183,200
  Engineered Support Systems, Inc......................        36,750         597,187
  Engle Homes, Inc.....................................       126,700       1,718,369
  Ennis Business Forms, Inc............................         6,000          63,000
  *Enstar, Inc.........................................        20,866         168,232
  *Enterprise Software, Inc............................        17,000         116,344
  *Environmental Elements Corp.........................        14,500          58,906
  *Environmental Technologies Corp.....................        58,500          59,414
  *Equinox Systems, Inc................................        53,100         567,506
  *Equitex, Inc........................................         9,400          68,737
  *Equitrac Corp.......................................        26,500         445,531
  *Equity Oil Co.......................................       142,900         169,694
  Eskimo Pie Corp......................................        41,400         461,869
  *Espey Manufacturing & Electronics Corp..............         3,500          45,281
  *Esterline Technologies Corp.........................       127,200       2,655,300
  Ethyl Corp...........................................       342,600       1,991,362
  *Evans & Sutherland Computer Corp....................       119,800       2,313,637
  *Evans Systems, Inc..................................        23,585         268,279
  *Evans, Inc..........................................        68,700          38,644
  Evergreen Bancorp, Inc. DE...........................        63,100       1,857,506
  *Evergreen Resources, Inc............................        34,000         641,750
  *Exabyte Corp........................................       253,000       1,873,781
  *Exar Corp...........................................       101,500       1,776,250
  Excel Industries, Inc................................       177,600       3,152,400
  *Executone Information Systems, Inc..................       351,700         653,942
  #Exide Corp..........................................       250,100       4,361,119
  *Exponent, Inc.......................................        69,500         423,516
  Ezcorp, Inc. Class A Non-Voting......................       139,100       1,056,291
  FCB Financial Corp...................................        35,600       1,101,375
  FDP Corp.............................................        10,500         113,531
  *FEI Co..............................................       111,500         926,844
  FFLC Bancorp.........................................        50,833         835,567
  FFY Financial Corp...................................        42,300       1,377,394
  FNB Rochester Corp...................................        30,300         632,512
  *FSI International, Inc..............................       243,400       1,871,137
  Fab Industries, Inc..................................        67,081       1,329,042
  *Factory Card Outlet Corp............................        88,100         206,484
  *Fairchild Corp. Class A.............................       198,900       3,194,831
  Falcon Products, Inc.................................        81,700         934,444
  *Fansteel, Inc.......................................        74,700         452,869
  Farmer Brothers Co...................................            84          17,682
  *Farr Co.............................................        52,200         544,837
  Farrel Corp..........................................        62,200         138,006
  Federal Screw Works..................................         2,000          97,875
  *Ferrofluidics Corp..................................        32,500          95,469
  *Fibermark, Inc......................................        88,950       1,150,791
  *Fiberstars, Inc.....................................        12,700          50,006
  Fidelity Bancorp, Inc. Delaware......................        32,700         765,384
  Fidelity Federal Bancorp.............................        20,000          75,000
  *Filenes Basement Corp...............................       246,200         500,094
  Financial Bancorp., Inc..............................        25,000         959,375
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Fingerhut Companies, Inc.............................       183,400  $    2,040,325
  *Finish Line, Inc. Class A...........................        84,100         756,900
  *Finishmaster, Inc...................................       120,000         750,000
  *Finlay Enterprises, Inc.............................        47,500         387,422
  First Albany Companies, Inc..........................        31,824         352,053
  First Bell Bancorp, Inc..............................        59,600         927,525
  *First Cash, Inc.....................................        69,700         781,947
  First Citizens Bancshares, Inc. NC...................         6,600         569,869
  First Coastal Bankshares, Inc........................        51,950       1,134,783
  First Defiance Financial Corp........................       126,600       1,879,219
  First Essex Bancorp..................................        86,400       1,582,200
  First Federal Bancshares of Arkansas, Inc............        54,100       1,142,862
  First Federal Capital Corp...........................       131,220       2,144,627
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................        31,000         850,562
  First Financial Holdings, Inc........................       100,600       1,936,550
  First Indiana Corp...................................        92,306       1,782,660
  *First Investors Financial Services Group, Inc.......        48,800         251,625
  First Keystone Financial, Inc........................        21,800         332,450
  First Liberty Financial Corp.........................        71,775       1,554,377
  First Midwest Financial, Inc.........................        18,800         327,825
  First Mutual Bancorp, Inc............................        11,900         211,969
  First Northern Capital Corp..........................        98,700       1,295,437
  First Oak Brook Bancshares, Inc. Class A.............        29,000         576,375
  *First Republic Bank.................................       112,703       2,909,146
  First Savings Bancorp, Inc. North Carolina...........        48,000       1,077,000
  *#First Team Sports, Inc.............................        85,600         127,062
  First Washington Bancorp, Inc........................       118,580       2,453,124
  First Western Bancorp, Inc...........................        19,200         600,000
  *FirstFed Financial Corp. DE.........................       194,400       3,450,600
  *Firstwave Technologies, Inc.........................        45,700         174,231
  *Fischer Imaging Corp................................       100,600         248,356
  *Fisher Scientific, International, Inc...............        22,400         414,400
  Flag Financial Corp..................................        10,350         113,527
  *Flander Corp........................................       283,000       1,140,844
  Fleming Companies, Inc...............................       433,697       4,364,076
  Flexsteel Industries, Inc............................        78,400         994,700
  *Florida Panthers Holdings, Inc. Class A.............        54,000         604,125
  Florida Rock Industries, Inc.........................       194,700       5,707,144
  *Florsheim Group, Inc................................        88,700         476,762
  *Fluor Daniel/GTI, Inc...............................        15,822         129,543
  Flushing Financial Corp..............................       128,550       2,032,697
  *Foilmark, Inc.......................................        45,800          87,306
  *Foodarama Supermarkets, Inc.........................        12,400         399,900
  *Foothill Independent Bancorp........................        45,818         644,316
  *Forcenergy, Inc.....................................        80,500         327,031
  *Forest Oil Corp.....................................        74,500         633,250
  *Forward Air Corp., Inc..............................        16,200         262,237
  *Foster (L.B.) Co. Class A...........................       128,300         617,444
  *Foster Wheeler Corp.................................       119,300       2,043,012
  *Four Kids Entertainment, Inc........................        21,800         265,687
  *Four Media Co.......................................       106,800         710,887
  Frankfort First Bancorp, Inc.........................        25,650         400,781
  Franklin Bank National Associaton Southfield, MI.....        38,283         406,757
  *Franklin Covey Co...................................       101,000       1,893,750
  *Franklin Electronic Publishers, Inc.................        86,100         855,619

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Freds, Inc. Class A..................................       136,750  $    1,923,047
  Frequency Electronics, Inc...........................        85,300         938,300
  *Fresh Choice, Inc...................................        64,900         103,434
  *Fresh Foods, Inc....................................         2,000          16,750
  *#Friedman Billings Ramsey Group, Inc. Class A.......       165,000         990,000
  Friedman Industries, Inc.............................        69,737         339,968
  *Friedmans, Inc. Class A.............................       149,300       1,469,672
  Frisch's Restaurants, Inc............................        77,405         870,806
  *Fritz Companies, Inc................................       153,900       1,481,287
  Frontier Insurance Group, Inc........................       272,000       3,859,000
  Frozen Food Express Industries, Inc..................       299,100       2,318,025
  *Funco, Inc..........................................        34,300         555,231
  *G-III Apparel Group, Ltd............................        73,200         134,962
  GA Financial, Inc....................................        65,500       1,039,812
  GBC Bancorp..........................................        96,400       2,391,925
  *GC Companies, Inc...................................       131,300       5,284,825
  *GP Strategies Corp..................................       119,615       1,719,466
  *GZA Geoenvironmental Technologies, Inc..............        36,500         159,687
  *Gadzooks, Inc.......................................       122,000         907,375
  Gainsco, Inc.........................................       316,400       2,096,150
  *Galey & Lord, Inc...................................       138,500       1,497,531
  *Galileo Corp........................................        94,100         320,528
  *Gantos, Inc.........................................        84,350          76,442
  Garan, Inc...........................................        58,000       1,575,062
  *Garden Fresh Restaurant Corp........................        45,900         717,187
  *Gart Sports Co......................................        16,137         154,310
  *Gasonics International, Inc.........................       134,000       1,042,687
  *#Geerling & Wade, Inc...............................        27,500         179,180
  *Gehl Co.............................................        68,600         956,112
  *General Cigar Holdings, Inc. Class A................       112,600       1,104,887
  *General Communications, Inc. Class A................       841,800       3,472,425
  *#General Datacomm Industries, Inc...................       219,000         793,875
  General Housewares Corp..............................        50,700         560,869
  *General Microwave Corp..............................           400           7,200
  *General Semiconductor, Inc..........................        83,000         840,375
  *General Surgical Innovations, Inc...................       145,000         444,062
  *#Genesis Health Ventures, Inc.......................       178,400       1,705,950
  *#Geneva Steel Co. Class A...........................        93,000          69,750
  *Genicom Corp........................................       133,500         387,984
  *Genlyte Group, Inc..................................        85,500       1,632,516
  *Gensym Corp.........................................        71,200         214,712
  *Genzyme Corp. Tissue Repair.........................        51,900         160,566
  Geon Co..............................................       211,500       4,705,875
  *Geoscience Corp.....................................        50,000         531,250
  Gerber Scientific, Inc...............................       292,000       7,391,250
  *Getty Petroleum Marketing, Inc......................       198,300         694,050
  *Giant Group, Ltd....................................        50,600         357,362
  Giant Industries, Inc................................       154,900       1,849,119
  *Gibraltar Packaging Group, Inc......................        67,200          48,300
  *Gibraltar Steel Corp................................        41,300         815,675
  *Gibson Greetings, Inc...............................       185,000       2,040,781
  *Giga-Tronics, Inc...................................        19,900          54,725
  *Gish Biomedical, Inc................................        42,300         132,187
  Glatfelter (P.H.) Co.................................       219,400       2,824,775
  Gleason Corp.........................................        93,800       1,793,925
  *Glenayre Technologies, Inc..........................       495,100       3,078,903
  *Global Industrial Technologies, Inc.................       240,900       2,017,537
  *Global Motorsport Group, Inc........................        62,500       1,201,172
  *Globe Business Resources, Inc.......................        38,700         458,353
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *#Golden Books Family Entertainment, Inc.............        90,800  $       58,169
  *Good Guys, Inc......................................       218,300       1,282,512
  Gorman-Rupp Co.......................................        36,500         595,406
  *Gottschalks, Inc....................................       157,300       1,179,750
  *Government Technology Services, Inc.................        81,700         390,628
  *Gradco Systems, Inc.................................        78,000         236,437
  *Graham Corp.........................................        25,950         207,600
  *Graham-Field Health Products, Inc...................       342,480       1,070,250
  *Grand Casinos, Inc..................................       460,900       4,378,550
  Grand Premier Financial, Inc.........................        65,897         842,255
  Granite Construction, Inc............................       141,725       4,579,489
  Granite State Bankshares, Inc........................        22,800         464,550
  *Greenbriar Corp.....................................         7,000          25,375
  Greenbrier Companies, Inc............................       219,800       3,077,200
  *Grey Wolf, Inc......................................       111,200         111,200
  *Greyhound Lines, Inc................................       254,000       1,524,000
  *Griffon Corp........................................        12,000         115,500
  *Group 1 Software, Inc...............................        16,900         148,931
  *Gryphon Holdings, Inc...............................       106,800       1,975,800
  Guarantee Life Companies, Inc........................       104,500       1,952,844
  *Guest Supply, Inc...................................        72,900         760,894
  Guilford Mills, Inc..................................       272,900       3,939,994
  *Gulfmark Offshore, Inc..............................        29,100         471,966
  *Gundle/SLT Environmental, Inc.......................       267,900       1,004,625
  *HCIA, Inc...........................................       175,500         847,336
  *HEI, Inc............................................        10,200          52,912
  HF Financial Corp....................................        51,950         756,522
  *HMI Industries, Inc.................................        27,800          45,609
  HMN Financial, Inc...................................        66,600         907,425
  *HPSC, Inc...........................................        42,000         385,875
  *HS Resources, Inc...................................       221,300       1,922,544
  HUBCO, Inc...........................................        59,530       1,609,170
  *Hadco Corp..........................................        85,700       3,004,856
  *Haemonetics Corp....................................        78,300       1,766,644
  Haggar Corp..........................................        96,700       1,226,881
  *Hahn Automotive Warehouse, Inc......................        38,746         121,081
  Halifax Corp.........................................        24,000         174,000
  *Hallmark Capital Corp...............................        25,300         324,156
  *Hampshire Group, Ltd................................        19,100         230,394
  *Hampton Industries, Inc.............................        62,359         413,128
  *Handleman Co........................................       484,436       5,813,232
  *Harding Lawson Associates Group, Inc................        51,700         355,437
  Hardinge Brothers, Inc...............................       111,400       2,120,081
  Harleysville Group, Inc..............................       305,600       6,474,900
  Harman International Industries, Inc.................        81,400       3,474,762
  *Harnischfeger Industries, Inc.......................       201,400       2,014,000
  *#Harry's Farmers Market, Inc. Class A...............        46,100          79,234
  *Hartmarx Corp.......................................       664,800       3,905,700
  *Harvey Entertainment Co.............................        51,100         411,994
  Harvey's Casino Resorts..............................       112,100       2,998,675
  Haskel International, Inc............................        53,900         609,744
  Hastings Manufacturing Co............................         1,700          31,025
  *Hathaway Corp.......................................        45,300          48,839
  *Hauser, Inc.........................................       116,700         528,797
  Haven Bancorp, Inc...................................       100,100       1,667,291
  Haverty Furniture Co., Inc...........................       140,100       2,731,950
  *#Hawaiian Airlines, Inc.............................        72,400         226,250
  *Hawthorne Financial Corp............................        31,900         526,350
  *#Hayes Corp.........................................        10,133           1,317

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Health Management Systems, Inc......................        85,400  $      587,125
  *Health Risk Management, Inc.........................        49,600         534,750
  *Healthcare Services Group, Inc......................       138,300       1,270,631
  *Healthcor Holdings..................................        65,300          17,345
  Healthplan Services Corp.............................       154,500       1,545,000
  *#Hector Communications Corp.........................         8,500          69,062
  Heilig-Meyers Co.....................................       697,250       4,880,750
  *Heist (C.H.) Corp...................................        16,800         109,200
  *Hello Direct, Inc...................................        84,100         688,569
  *Herley Industries, Inc..............................        20,533         222,655
  *Hf Bancorp, Inc.....................................        51,400         820,794
  *Hi-Shear Industries, Inc............................        53,500         138,766
  *Hi-Tech Pharmacal, Inc..............................        48,700         237,412
  *High Plains Corp....................................       177,300         326,897
  *Highlands Insurance Group, Inc......................       192,310       2,451,952
  *Hirsch International Corp. Class A..................        90,000         298,125
  *Hoenig Group, Inc...................................       104,700         811,425
  *Holiday RV Superstores, Inc.........................        70,200         146,981
  Holly Corp...........................................        88,500       1,438,125
  *Hollywood Casino Corp. Class A......................        32,900          44,723
  *Hollywood Entertainment Corp........................       154,000       3,691,187
  *Hollywood Park, Inc.................................       252,700       2,416,444
  *Hologic, Inc........................................        70,000         899,062
  *Holopak Technologies, Inc...........................        27,800          85,137
  Home Bancorp.........................................        13,800         382,950
  Home Federal Bancorp.................................        34,875         924,187
  Home Port Bancorp, Inc...............................        14,500         328,062
  *Home Products International, Inc....................        76,000         688,750
  *#Homebase, Inc......................................       468,150       2,691,862
  *#Homegold Financial, Inc............................        50,000          46,094
  *Homestead Village, Inc..............................       102,400         672,000
  Horizon Financial Corp...............................        82,265       1,115,719
  *Houston Exploration Co..............................        61,400       1,074,500
  *Hovnanian Enterprises, Inc. Class A.................       211,784       1,720,745
  #Howell Corp.........................................       104,200         377,725
  *Hub Group, Inc. Class A.............................       103,000       1,937,687
  Hudson General Corp..................................        32,900       1,899,975
  *Hudson Hotels Corp..................................        14,300          29,047
  *Hudson Technologies, Inc............................        61,600         155,925
  Huffy Corp...........................................       136,900       1,985,050
  Hughes Supply, Inc...................................       184,400       5,117,100
  Hunt (J.B.) Transport Services, Inc..................       365,500       6,910,234
  Huntco, Inc. Class A.................................        84,500         433,062
  *Hurco Companies, Inc................................        73,000         451,687
  *#Hutchinson Technology, Inc.........................       183,400       5,679,669
  *Hvide Marine, Inc. Class A..........................       110,500         663,000
  *Hycor Biomedical, Inc...............................        77,700          97,125
  *Hypercom Corp.......................................        89,500       1,051,625
  *Hyseq, Inc..........................................        41,200         196,987
  *ICF Kaiser International, Inc.......................       123,000         207,562
  *ICT Group, Inc......................................        36,000          88,875
  *ICU Medical, Inc....................................        79,400       1,471,381
  *IEC Electronics Corp................................       118,600         711,600
  IFR Systems, Inc.....................................       124,200         714,150
  *IHOP Corp...........................................        33,900       1,342,228
  *II-VI, Inc..........................................       139,600       1,134,250
  *IMC Mortgage Co.....................................       315,000         196,875
  IMCO Recycling, Inc..................................       185,000       2,763,437
  ISB Financial Corp. LA...............................        70,300       1,790,453
  *ITC Learning Corp...................................        49,200         154,519
  *ITEQ, Inc...........................................       303,759         730,920
  *ITI Technologies, Inc...............................         5,600         148,575
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *ITLA Capital Corp...................................        84,200  $    1,484,025
  *IVI Checkmate Corp..................................        79,205         452,954
  Ico, Inc.............................................       241,800         615,834
  *Ikos Systems, Inc...................................       144,100         472,828
  *Imation Corp........................................       148,500       2,413,125
  *Immucor, Inc........................................        61,100         542,262
  *Immulogic Pharmaceutical Corp.......................       280,100         428,903
  *Imperial Credit Industries, Inc.....................       184,700       1,881,631
  Imperial Holly Corp..................................       267,300       2,305,462
  *In Focus Systems, Inc...............................       285,300       2,389,387
  *#Inacom Corp........................................       189,000       3,921,750
  *Inco Homes Corp.....................................           156             405
  Independence Holding Co..............................        52,600         703,525
  Independent Bank Corp. MA............................        61,200         971,550
  Independent Bank East................................        21,877         473,090
  Industrial Bancorp, Inc..............................        29,200         573,050
  *Industrial Distribution Group, Inc..................       155,000       1,075,312
  *Inference Corp. Class A.............................       115,000         898,437
  *Infonautics Corp. Class A...........................        64,100         368,575
  *Information Resources, Inc..........................       378,700       3,171,612
  *Information Storage Devices, Inc....................       161,000       1,172,281
  Ingles Market, Inc. Class A..........................       129,700       1,564,506
  *Innodata Corp.......................................         3,866          23,438
  *Innoserv Technologies, Inc. (Escrow Shares).........        13,700               0
  *#Innovative Gaming Corp. of America.................         6,600           8,766
  *Inprise Corp........................................        58,700         324,684
  *Input Software, Inc.................................        86,400         594,000
  *Input/Output, Inc...................................        82,000         671,375
  *Insilco Holding Co..................................           432          10,314
  *Insituform East, Inc................................        31,200          45,825
  *Insituform Technologies, Inc. Class A...............       256,300       3,347,919
  *Inso Corp...........................................        85,000       2,287,031
  Insteel Industries, Inc..............................        93,400         525,375
  Instron Corp.........................................        63,500         833,437
  *Insurance Auto Auctions, Inc........................       141,500       1,609,562
  *Integra, Inc........................................       104,800         209,600
  *Integrated Device Technology, Inc...................       474,400       2,801,925
  *Integrated Measurement System, Inc..................        82,800         884,925
  *Integrated Process Equipment Corp...................       135,700       1,420,609
  *Integrated Silicon Solution, Inc....................       213,300         699,891
  *#Intellicall, Inc...................................        29,500          51,625
  *Intelligent Systems Corp............................        52,375         101,477
  Intercargo Corp......................................        90,800         959,075
  *Interface Systems, Inc..............................        49,600         212,350
  Interface, Inc. Class A..............................       306,100       3,816,684
  *Intergraph Corp.....................................       652,500       4,220,859
  *Interlink Computer Sciences, Inc....................        95,600         376,425
  *Interlink Electronics...............................        55,000         132,344
  *Interlinq Software Corp.............................        62,200         458,725
  *Intermagnetics General Corp.........................       131,480         846,402
  International Aluminum Corp..........................        48,900       1,454,775
  International Multifoods Corp........................       275,400       7,005,487
  *International Rectifier Corp........................       709,600       6,652,500
  *International Remote Imaging Systems, Inc...........         6,200           5,812
  International Shipholding Corp.......................        71,475       1,116,797
  *International Technology Corp.......................       338,626       3,449,752
  *International Thoroughbred Breeders, Inc............       110,000          22,000
  *International Total Services, Inc...................        74,900         351,094

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Interphase Corp.....................................        65,100  $      526,903
  Interpool, Inc.......................................       428,400       6,211,800
  Interstate Johnson Lane, Inc.........................        43,900       1,358,156
  *Intertan, Inc.......................................       190,200       1,271,962
  *Intervisual Books, Inc. Class A.....................         9,900          13,303
  *Intervoice, Inc.....................................        67,400       1,733,444
  Interwest Bancorp....................................        26,400         644,325
  Investors Title Co...................................        18,200         409,500
  *Ionics, Inc.........................................       132,500       4,165,469
  *Iridex Corp.........................................        74,300         297,200
  Isco, Inc............................................        60,400         309,550
  *Isle of Capri Casinos, Inc..........................       323,400       1,045,997
  *Isolyser Co., Inc...................................       597,600         849,712
  *Iwerks Entertainment, Inc...........................       191,700         218,658
  *J & J Snack Foods Corp..............................       100,100       2,045,794
  J & L Specialty Steel, Inc...........................       545,800       3,411,250
  *J. Alexander's Corp.................................        63,500         226,219
  *JLK Direct Distribution, Inc. Class A...............        20,000         218,750
  JSB Financial, Inc...................................       105,400       5,559,850
  *Jackpot Enterprises, Inc............................       100,600         974,562
  *Jaclyn, Inc.........................................        26,900         101,716
  *Jaco Electronics, Inc...............................        45,446         208,768
  *Jacobson Stores, Inc................................        62,650         522,736
  *Jan Bell Marketing, Inc.............................       298,100       1,378,712
  *Jason, Inc..........................................       217,500       1,767,187
  *Jean Philippe Fragrances, Inc.......................       103,200         625,650
  Jefferson Savings Bancorp, Inc.......................        60,000         847,500
  *Jo-Ann Stores Inc Cl A..............................        35,700         562,275
  *Jo-Ann Stores, Inc. Class B.........................        35,700         568,969
  *Johnson Worldwide Associates, Inc. Class A..........       122,100       1,156,134
  *Johnston Industries, Inc............................       117,525         462,755
  *Johnstown American Industries, Inc..................       117,900       1,801,659
  *Jones Intercable, Inc...............................        48,900       1,534,237
  *Jones Intercable, Inc. Class A......................       335,100      10,471,875
  *Jos. A. Bank Clothiers, Inc.........................       117,300         854,091
  *Jps Packaging Company...............................        59,650         234,872
  *Jumbosports, Inc....................................        40,700          13,991
  Juno Lighting, Inc...................................        12,000         283,500
  *Just for Feet, Inc..................................        40,400         919,100
  *Just Toys, Inc......................................         7,000           4,375
  Justin Industries, Inc...............................       345,400       4,403,850
  K Swiss, Inc. Class A................................        37,000       1,045,250
  *K-Tron International, Inc...........................         6,300         120,487
  K2, Inc..............................................       200,000       2,275,000
  *KBK Capital Corp....................................        65,000         560,625
  KCS Energy, Inc......................................       325,000       1,300,000
  *KLLM Transport Services, Inc........................        52,099         442,841
  *KVH Industries, Inc.................................        56,700          86,822
  *Kaiser Aluminum Corp................................       331,415       2,174,911
  *Kaiser Ventures, Inc................................       121,400       1,168,475
  Kaman Corp. Class A..................................       245,800       3,940,481
  Katy Industries, Inc.................................       135,800       2,665,075
  Kaye Group, Inc......................................        40,000         275,000
  Keithley Instruments, Inc............................         9,500          66,500
  Kellwood Co..........................................       231,918       6,261,786
  *Kemet Corp..........................................       290,500       4,085,156
  Kenan Transport Co...................................           200           6,700
  *Kennametal, Inc.....................................        20,000         426,250
  *Kent Electronics Corp...............................        43,000         610,062
  *Kentucky Electric Steel, Inc........................        32,600         107,987
  Kentucky First Bancorp, Inc..........................        11,700         157,950
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Kewaunee Scientific Corp.............................        30,800  $      334,950
  *Key Production Co., Inc.............................       125,612         973,493
  *Key Technology, Inc.................................        49,100         313,012
  *Key Tronic Corp.....................................       138,600         623,700
  *Keystone Automotive Industries, Inc.................        31,840         611,925
  *Keystone Consolidated Industries, Inc...............       100,586         697,815
  Kimball International, Inc. Class B..................       350,400       6,657,600
  *Kimmins Corp........................................        44,000         115,500
  *Kinark Corp.........................................        73,400         188,087
  *Kinnard Investment, Inc.............................        71,100         328,837
  *Kinross Gold Corp...................................        31,215          78,037
  *Kit Manufacturing Co................................        11,100          58,275
  Klamath First Bancorp, Inc...........................       131,900       2,349,469
  Knape & Vogt Manufacturing Co........................        46,531         878,273
  *Komag, Inc..........................................       541,300       3,907,509
  *Koss Corp...........................................        45,700         519,837
  *Krug International Corp.............................        65,400         134,887
  *Kulicke & Soffa Industries, Inc.....................       254,900       4,333,300
  *#LCA-Vision, Inc....................................         3,450           4,690
  LCS Industries, Inc..................................        79,300       1,045,769
  LNR Property Corp....................................       119,300       2,326,350
  LSB Industries, Inc..................................        99,500         342,031
  LSI Industries, Inc..................................        13,230         282,791
  *LTV Corp............................................       410,000       2,255,000
  *LTX Corp............................................       382,900       1,256,391
  *La Jolla Pharmceutical Co...........................       135,000         438,750
  LaCrosse Footwear, Inc...............................        10,600         102,025
  Lab Holdings, Inc....................................        61,300       1,015,281
  *Laboratory Corp. of America Holdings, Inc...........       424,700         557,419
  *Laclede Steel Co....................................        44,100          13,781
  *Ladd Furniture, Inc.................................        87,327       1,550,054
  *Lam Research Corp...................................       273,500       4,880,266
  *Lamson & Sessions Co................................       154,700         870,187
  *Landair Corp........................................        16,200          79,987
  Landamerica Financial Group, Inc.....................        99,412       6,095,198
  *Landrys Seafood Restaurants, Inc....................       335,000       2,742,813
  *Larscom, Inc........................................        63,000         135,844
  *#LaserSight Corporation.............................       120,300         656,011
  *Lattice Semiconductor Corp..........................        22,300         823,009
  Lawson Products, Inc.................................       250,000       5,734,375
  *Layne Christensen Co................................        84,500         887,250
  *Lazare Kaplan International, Inc....................        67,500         523,125
  *#Leap Group, Inc....................................        81,400         353,581
  *Learning Co., Inc...................................        46,500       1,351,406
  *#Leasing Solutions, Inc.............................        91,100         358,706
  *Lechters, Inc.......................................       226,400         682,738
  Lesco, Inc...........................................        52,900         800,113
  Lexford Residential Trust............................        57,000       1,111,500
  Life USA Holdings, Inc...............................       423,800       5,456,425
  *Lifeline Systems, Inc...............................        19,500         504,563
  Lifetime Hoan Corp...................................       104,200       1,142,944
  Lillian Vernon Corp..................................        97,400       1,491,438
  *Lincoln Electric Holdings...........................        42,500         994,766
  *Lindal Cedar Homes, Inc.............................         8,000          16,000
  Lindberg Corp........................................        64,800         860,625
  *#Lion Brewery, Inc..................................        24,000         107,250
  *Lodgenet Entertainment Corp.........................       134,000         933,813
  *Loehmanns, Inc......................................        78,000         212,063
  *#Logans Roadhouse, Inc..............................        87,000       1,816,125
  *#Logic Devices, Inc.................................        68,900         107,656

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Lone Star Steakhouse Saloon.........................       482,400  $    3,693,375
  *Lone Star Technologies, Inc.........................        84,000         819,000
  Longview Fibre Co....................................       130,100       1,471,756
  *Loronix Information Systems, Inc....................        52,800         111,375
  *Louis Dreyfus Natural Gas Corp......................       458,900       5,937,019
  Luby's Cafeterias, Inc...............................        44,700         709,613
  Lufkin Industries, Inc...............................        86,600       1,704,938
  *Lumisy, Inc.........................................        98,800         416,813
  *Lunar Corp..........................................        43,100         457,938
  *Lydall, Inc. DE.....................................       279,000       3,539,813
  *Lynch Corp..........................................         6,200         486,700
  *M.H. Meyerson & Co., Inc............................        47,800          64,231
  M/A/R/C, Inc.........................................         5,002          65,182
  MAF Bancorp, Inc.....................................        41,941       1,069,496
  #MDC Holdings, Inc...................................       274,288       5,040,042
  *MEMC Electronic Materials, Inc......................       307,900       2,905,806
  MFB Corp.............................................        19,200         408,000
  *MFRI, Inc...........................................        53,900         303,188
  *MHM Services, Inc...................................           712             579
  MI Schottenstein Homes, Inc..........................        93,800       2,046,013
  *MIM Corp............................................        44,000         207,625
  MMI Companies, Inc...................................       208,600       3,402,788
  *#MRV Communications, Inc............................       215,500       1,420,953
  *MS Carriers, Inc....................................       134,000       3,316,500
  MTS Systems Corp.....................................       143,200       1,843,700
  MYR Group, Inc.......................................        57,610         648,113
  *Main Street & Main, Inc.............................        88,900         318,095
  *Manchester Equipment Co., Inc.......................        14,700          38,588
  *Mapinfo Corp........................................        88,600       1,223,788
  Marcus Corp..........................................       213,250       3,225,406
  *Marine Transport Corp...............................        52,670         110,278
  *Mariner Post-Acute Network, Inc.....................       307,300       1,325,231
  *Marisa Christina, Inc...............................        94,000         120,438
  Maritrans, Inc.......................................       143,700         952,013
  *Mark VII, Inc.......................................        10,500         183,094
  *Marlton Technologies, Inc...........................        28,000         133,000
  Marsh Supermarkets, Inc. Class A.....................        42,900         683,719
  #Marsh Supermarkets, Inc. Class B....................        56,900         803,713
  *Marshall Industries.................................       214,000       5,564,000
  Massbank Corp. Reading, MA...........................        40,266       1,585,474
  Matec Corp...........................................         6,900          26,738
  *Material Sciences Corp..............................       311,200       2,800,800
  *Matlack Systems, Inc................................        94,642         733,476
  *Matria Healthcare, Inc..............................       567,300       1,081,416
  *Matrix Pharmaceutical, Inc..........................       304,900       1,000,453
  *Matrix Service Co...................................       106,900         524,478
  *Mattson Technology, Inc.............................       215,500       1,468,094
  *Maverick Tube Corp..................................       149,100         852,666
  *Max & Ermas Restaurants, Inc........................        41,900         324,725
  *Maxco, Inc..........................................        38,500         288,750
  *Maxicare Health Plans, Inc..........................       178,700       1,044,278
  *Maxim Group, Inc....................................       310,000       6,064,375
  *Maxxam, Inc.........................................        93,300       4,554,206
  *Maxxim Medical, Inc.................................       132,800       3,618,800
  *Maynard Oil Co......................................        49,600         483,600
  McGrath Rent Corp....................................        80,000       1,615,000
  McRae Industries, Inc. Class A.......................         1,000           8,000
  *Meadow Valley Corp..................................        25,100         123,931
  Medalliance, Inc. Escrow.............................        39,500               0
  *Medaphis Corp.......................................     1,115,800       3,225,359
  Medford Bancorp, Inc.................................       103,600       1,903,650
  *Media 100, Inc......................................        98,500         418,625
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *#Media Logic, Inc...................................        20,100  $        6,281
  *Medical Action Industries, Inc......................        22,000          62,219
  *Medical Alliance, Inc...............................       102,900         228,309
  *Medical Assurance, Inc..............................        28,350         854,044
  *Medical Graphics Corp...............................        41,700          37,791
  *#Medical Resources, Inc.............................        61,618         140,566
  *Medicore, Inc.......................................        58,600          84,238
  *Medstone International, Inc.........................        23,200         176,900
  Merchants Bancorp, Inc...............................        39,400       1,157,375
  Merchants Group, Inc.................................        25,600         547,200
  *#Mercury Air Group, Inc.............................        15,300          98,494
  *Meridian Data, Inc..................................       142,900         325,991
  Meridian Insurance Group, Inc........................        47,000         816,625
  *Meridian Resource Corp..............................       161,000         623,875
  *Merisel, Inc........................................       335,800         970,672
  *Merix Corp..........................................        77,100         383,091
  *Merrimac Industries, Inc............................        11,770          79,448
  *Mesa Air Group, Inc.................................       464,100       3,698,297
  *Mesa Labs, Inc......................................        17,000          71,188
  *Mesaba Holdings, Inc................................         5,600         105,700
  *Mestek, Inc.........................................        13,500         259,875
  *Metacreations Corp..................................        68,400         551,475
  *Metal Management, Inc...............................       158,600         490,669
  *Metatec Corp. Class A...............................       100,600         584,738
  *Metra Biosystems, Inc...............................       140,600         140,600
  *Metrika System Corp.................................        55,000         474,375
  *Metrocall, Inc......................................       434,710       1,929,026
  *Metromedia International Group, Inc.................       521,900       2,315,931
  *Michael Anthony Jewelers, Inc.......................        81,500         244,500
  Michael Foods, Inc...................................       173,981       4,387,583
  *Michaels Stores, Inc................................       309,900       5,578,200
  *Micrion Corp........................................        52,300         361,197
  *Micro Linear Corp...................................       173,100         833,044
  *Micro Warehouse, Inc................................       502,600      13,758,675
  *Microage, Inc.......................................       241,900       4,248,369
  *Microcide Pharmaceuticals, Inc......................        61,500         319,031
  *Microdyne Corp......................................         8,100          28,856
  *Microsemi Corp......................................        19,200         232,800
  *Microtest, Inc......................................        93,700         254,747
  *Microtouch Systems, Inc.............................       122,600       1,655,100
  *Microwave Power Dynamics, Inc.......................       117,900         729,506
  Mid America Banccorp.................................        85,743       2,207,892
  *Mid Atlantic Medical Services, Inc..................       746,300       6,623,413
  *Middleby Corp.......................................       170,000         669,375
  Middlesex Water Co...................................         7,500         186,094
  Midland Co...........................................        16,800         417,900
  *Midwest Grain Products, Inc.........................       101,700       1,385,663
  Mikasa, Inc..........................................       198,400       2,157,600
  *Mikohn Gaming Corp..................................       120,100         487,906
  *Miller Building Systems, Inc........................        27,300         222,666
  *Miller Industries, Inc..............................        30,500         146,781
  *Miltope Group, Inc..................................        68,100          80,869
  Mine Safety Appliances Co............................        37,600       2,458,100
  Minuteman International, Inc.........................         9,000          97,875
  Mississippi Chemical Corp............................       281,500       4,433,625
  *Monaco Coach Corp...................................        19,200         592,800
  *Monarch Casino and Resort, Inc......................         5,200          28,275
  Monarch Machine Tool Co..............................        42,400         302,100
  *Monro Muffler Brake, Inc............................        93,730         743,982
  Monterey Bay Bancorp, Inc............................        44,500         636,906
  *Moog, Inc. Class A..................................        54,000       1,566,000
  *Moog, Inc. Class B..................................        12,800         422,400

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
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Moore Handley, Inc..................................         2,000  $        4,000
  *Moore Medical Corp..................................        42,100         605,188
  Moore Products Co....................................        40,400         954,450
  *Morgan Products, Ltd................................       157,100         373,113
  *Morrison Knudsen Corp...............................       185,600       1,786,400
  *Morrow Snowboards, Inc..............................        22,500          22,852
  *Mosaix, Inc.........................................        68,200         526,419
  *Mossimo, Inc........................................        19,000          57,000
  *Mother's Work, Inc..................................        67,000         787,250
  *Motor Club of America...............................         5,600          79,800
  Movado Group, Inc....................................       147,600       2,924,325
  *Movie Gallery, Inc..................................       210,500       1,065,656
  *Moviefone, Inc. Class A.............................        29,500         363,219
  Mueller (Paul) Co....................................         3,900         155,269
  *Multi Color Corp....................................         7,600          57,475
  *Multigraphics, Inc..................................         8,000          33,000
  *Multiple Zones International, Inc...................       192,000       2,568,000
  *Musicland Stores Corp...............................       113,000       1,913,938
  *Mutual Savings Bank FSB Bay City, MI................        50,900         423,106
  *Mylex Corp..........................................       126,800       1,054,025
  *N & F Worldwide Corp................................       202,600       1,924,700
  *NABI, Inc...........................................       566,100       1,539,084
  *NAI Technologies, Inc...............................        26,700          45,891
  NBT Bancorp..........................................        96,521       2,406,999
  NCH Corp.............................................        61,900       3,466,400
  *NCS Healthcare, Inc.................................       124,200       2,557,744
  *NPS Pharmaceuticals, Inc............................       173,700       1,226,756
  *NS Group, Inc.......................................       260,300       1,415,381
  *NSA International, Inc..............................        27,700          25,969
  NYMAGIC, Inc.........................................       132,700       2,786,700
  *Napco Security Systems, Inc.........................        49,600         207,700
  Nash Finch Co........................................       125,900       1,841,288
  *Nashua Corp.........................................        89,800       1,498,538
  *Nastech Pharmaceutical Co., Inc.....................        62,100         232,875
  *Nathans Famous, Inc.................................        58,400         239,075
  *National City Bancorp...............................        82,014       2,193,875
  *National Discount Brokers Group, Inc................        60,000         547,500
  *National Home Centers, Inc..........................        70,500         110,156
  *National Home Health Care Corp......................        58,211         272,864
  National Information Group...........................        24,400         446,825
  *National Media Corp.................................       259,800       2,403,150
  National Presto Industries, Inc......................        87,900       3,631,369
  *National Processing, Inc............................        45,400         275,238
  *National Record Mart, Inc...........................        55,700         776,319
  *National Research Corp..............................        78,000         477,750
  *National Standard Co................................         8,100          28,350
  National Steel Corp. Class B.........................       406,100       2,969,606
  National Technical Systems, Inc......................        58,000         315,375
  *National Techteam, Inc..............................       255,500       1,740,594
  *National Western Life Insurance Co. Class A.........        24,300       2,876,513
  *Natural Wonders, Inc................................        89,100         345,263
  *Navigators Group, Inc...............................         2,100          32,681
  Nelson (Thomas), Inc.................................       139,700       1,842,294
  *Neopath, Inc........................................       125,000         867,188
  *Netmanage, Inc......................................       676,113       2,017,775
  *Netrix Corp.........................................       111,500         285,719
  *Network Computing Devices, Inc......................       162,300       1,151,316
  *Network Equipment Technologies, Inc.................       348,900       3,881,513
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Network Peripherals, Inc............................       137,800  $      628,713
  *Neurocrine Biosciences, Inc.........................        41,800         288,681
  *New Brunswick Scientific Co., Inc...................        49,996         343,723
  *New Horizons Worldwide, Inc.........................        55,100       1,084,781
  New Jersey Resources Corp............................       166,312       6,475,774
  *New Mexico & Arizona Land Co........................        41,779         605,796
  Newcor, Inc..........................................        59,942         211,670
  Newmil Bancorp, Inc..................................        41,100         482,925
  Newport Corp.........................................        74,700       1,260,563
  *Nexthealth, Inc.....................................        81,300          68,597
  *Niagara Corp........................................        75,400         520,731
  *Nichols Research Corp...............................        13,650         290,063
  *Nine West Group.....................................       384,000       4,800,000
  *Nitches, Inc........................................         3,679          10,807
  *Nitinol Medical Technologies, Inc...................        83,300         369,644
  *Nobel Education Dynamics, Inc.......................        67,500         434,531
  *Noel Group, Inc.....................................        95,400         113,288
  Noland Co............................................         2,000          44,750
  *Noodle Kidoodle, Inc................................        86,000         645,000
  *Nortek, Inc.........................................        75,700       2,067,556
  North Central Bancshares, Inc........................        38,900         685,613
  *North Face, Inc.....................................       155,700       1,946,250
  Northrim Bank........................................           315           4,095
  *Northwestern Steel & Wire Co........................       312,200         419,519
  *Norton McNaughton, Inc..............................       105,000         308,438
  *Novacare, Inc.......................................       919,400       2,873,125
  *Nu Horizons Electronics Corp........................       108,600         654,994
  *Nuevo Energy Co.....................................       194,500       2,881,031
  *Numerex Corp. Class A...............................        46,500         129,328
  *O'Charleys, Inc.....................................         5,000          67,188
  O'Sullivan Corp......................................       173,600       1,692,600
  *O'Sullivan Industries Holdings, Inc.................       219,000       2,203,688
  *O.I. Corp...........................................        48,200         274,138
  *ODS Networks, Inc...................................       117,500         400,234
  *OMI Corp............................................       501,700       1,567,813
  *OSI Pharmaceutical, Inc.............................        91,500         366,000
  *OSI Systems, Inc....................................        30,000         238,125
  *OTR Express, Inc....................................        15,000          76,875
  *Oacis Healthcare Holdings Corp......................        44,000         141,625
  *Oak Technology, Inc.................................       714,500       2,824,508
  Ocean Financial Corp.................................       128,800       2,020,550
  *Offshore Logistics, Inc.............................       351,700       4,297,334
  Oglebay Norton Co....................................        32,000         834,000
  Ohio Art Co..........................................         3,800         125,875
  Oil-Dri Corp. of America.............................        50,800         749,300
  *Old Dominion Freight Lines, Inc.....................       133,400       1,692,513
  Olsten Corp..........................................        98,300         737,250
  *Olympic Steel, Inc..................................       186,000       1,104,375
  *#Omtool, Ltd........................................       257,000         730,844
  *On Command Corp.....................................        74,100         606,694
  *One Price Clothing Stores, Inc......................       114,500         525,984
  *Onyx Acceptance Corp................................        31,700         208,031
  *Onyx Pharmacueticals, Inc...........................        91,700         607,513
  *Opinion Research Corp...............................        43,900         262,028
  *Opta Food Ingredients, Inc..........................       171,600         740,025
  *Opti, Inc...........................................       149,200         601,463
  Optical Coating Laboratory, Inc......................       115,200       2,174,400
  *Optical Sensors, Inc................................         6,800           9,881
  *Optika Imaging Systems, Inc.........................       111,500         320,563
  *Orange Co., Inc.....................................       113,400         800,888
  *Orbital Sciences Corp...............................       110,000       4,207,500
  Oregon Steel Mills, Inc..............................       273,761       3,473,343

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
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Oriole Homes Corp. Class A Convertible..............        20,500  $       61,500
  *Oriole Homes Corp. Class B..........................        29,400          84,525
  *Orleans Homebuilders, Inc...........................        20,100          40,200
  *Oroamerica, Inc.....................................       102,400         915,200
  *Orthologic Corp.....................................       321,400       1,265,513
  Oshkosh B'Gosh, Inc. Class A.........................        92,600       2,199,250
  Oshkosh Truck Corp. Class B..........................        86,400       2,559,600
  *Oshman's Sporting Goods, Inc........................        65,700         295,650
  *Osmonics, Inc.......................................       134,100       1,408,050
  *Ostex International, Inc............................       105,600          56,100
  *Outlook Group Corp..................................        45,500         187,688
  Overseas Shipholding Group, Inc......................       171,600       2,713,425
  Owosso Corp..........................................        64,000         312,000
  Oxford Industries, Inc...............................       107,400       3,101,175
  *P-Com, Inc..........................................        60,900         225,520
  *PAM Transportation Services, Inc....................        43,500         305,859
  *PC Service Source, Inc..............................        85,800         353,925
  *PIA Merchandising Services, Inc.....................        11,500          34,500
  *PICO Holdings, Inc..................................       280,600         911,950
  *PLM International, Inc..............................        94,800         556,950
  *PMR Corp............................................        68,700         504,516
  *PPT Vision, Inc.....................................        89,000         478,375
  PS Group Holdings, Inc...............................        31,500         350,438
  PXRE Corp............................................       216,583       4,805,435
  Pamrapo Bancorp, Inc.................................        32,300         799,425
  Pancho's Mexican Buffet, Inc.........................        43,800          40,378
  *Par Technology Corp.................................       135,500         906,156
  *Paragon Trade Brands, Inc...........................       142,500         400,781
  Park Electrochemical Corp............................        94,500       1,813,219
  *Parker Drilling Co..................................       627,700       2,353,875
  *Park-Ohio Holdings Corp.............................       127,300       2,096,472
  Parkvale Financial Corp..............................        49,925       1,104,591
  *Parlex Corp.........................................        68,000         646,000
  *Parlux Fragrances, Inc..............................       189,800         249,113
  Patina Oil & Gas Corp................................       164,126         471,862
  Patrick Industries, Inc..............................        68,800       1,036,300
  *Patterson Energy, Inc...............................       103,200         480,525
  *Paul Harris Stores, Inc.............................        77,600       1,062,150
  *Paul-Son Gaming Corp................................        22,700         175,216
  *Paxson Communications Corp..........................       472,900       3,428,525
  *Payless Cashways, Inc...............................         4,156           6,299
  *Paymentech, Inc.....................................       645,500      10,247,313
  *#Pediatric Services of America, Inc.................        68,900         273,447
  Peerless Manufacturing Co............................        16,000         180,000
  Penford Corp.........................................        63,800         958,994
  *Penn National Gaming, Inc...........................         2,500          20,859
  *#Penn Traffic Co....................................       116,000         261,000
  *Penn Treaty American Corp...........................        87,600       2,474,700
  Penn Virginia Corp...................................       147,000       3,188,063
  Penn-America Group, Inc..............................       134,000       1,457,250
  Penncorp Financial Group, Inc........................       119,900         134,888
  Pennfed Financial Services, Inc......................       112,200       1,549,763
  *Pentacon, Inc.......................................        30,000         129,375
  *Penwest Pharmaceuticals Company.....................        75,750         641,508
  Peoples Bancshares, Inc. Massachusetts...............        32,400         651,038
  *Peoples Choice TV Corp..............................       187,000          81,813
  *Peoples Telephone Co., Inc..........................        91,000         403,813
  *Perceptron, Inc.....................................        56,100         427,763
  *Perini Corp.........................................        59,300         337,269
  *Periphonics Corp....................................        62,000         685,875
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Perrigo Co..........................................       593,100  $    5,004,281
  *Petco Animal Supplies, Inc..........................       117,600       1,172,325
  *Petrocorp, Inc......................................        95,200         737,800
  *Petroleum Development Corp..........................       137,100         473,423
  *Pharmaceutical Marketing Services, Inc..............        10,400         107,250
  *Pharmaceutical Resources, Inc.......................       201,400         679,725
  *Pharmchem Laboratories, Inc.........................        64,900         217,009
  *Pharmerica, Inc.....................................       327,329       1,334,889
  *Phar-Mor, Inc.......................................       158,200       1,235,938
  *Phillips (R.H.), Inc................................         9,600          29,400
  Phillips-Van Heusen Corp.............................       419,100       2,933,700
  Phoenix Investment Partners, Ltd.....................       470,000       3,995,000
  *Phoenix Technologies, Ltd...........................        43,000         302,344
  *Photo Control Corp..................................         4,200           6,038
  *Photon Dynamics, Inc................................       118,300         536,047
  *Phycor, Inc.........................................       175,200       1,078,575
  *Phymatrix Corp......................................       225,800         578,613
  *Physician Reliance Network, Inc.....................       631,300       5,859,253
  Piccadilly Cafeterias, Inc...........................       110,800       1,184,175
  *Picturetel Corp.....................................       738,000       5,212,125
  *Pilgrim America Capital Corp........................        64,350       1,427,766
  Pilgrim Pride Corp...................................       431,200      10,456,600
  *Pinkertons, Inc.....................................       144,800       2,896,000
  Pinnacle Bancshares, Inc.............................         9,800         116,988
  *Pinnacle Systems, Inc...............................        60,300       2,023,819
  Pioneer Standard Electronics, Inc....................       367,400       3,949,550
  Pitt-Des Moines, Inc.................................        80,000       1,950,000
  Pittston Co. Burlington Group........................       376,900       3,274,319
  *Planar Systems, Inc.................................       141,100       1,164,075
  *#Planet Hollywood, Inc..............................        29,900          89,700
  *Players International, Inc..........................       448,900       2,651,316
  *Pluma, Inc..........................................       121,000         158,813
  *Polk Audio, Inc.....................................         5,500          75,625
  *Polymedica Industries, Inc..........................        81,640         867,425
  *Polymer Group, Inc..................................       588,500       6,252,813
  *Pool Energy Services Co.............................       235,958       2,647,154
  Pope & Talbot, Inc...................................       233,500       2,305,813
  *Porta Systems Corp..................................         5,100           7,969
  *Powell Industries, Inc..............................        49,000         493,063
  *Powercerv Corp......................................       191,000         471,531
  *Powerhouse Technologies, Inc........................       168,600       1,970,513
  *Power-One, Inc......................................        10,000          59,063
  *Powertel, Inc.......................................       284,500       3,849,641
  *Praegitzer Industries, Inc..........................         3,800          30,638
  *Precision Response, Corp............................       198,900       1,672,003
  Premier National Bancorp.............................        70,070       1,270,019
  *Premiumwear, Inc....................................        21,100         156,931
  Presidential Life Corp...............................       331,600       5,989,525
  *Price Communications Corp...........................       318,750       3,167,578
  Price Enterprises, Inc...............................        52,609         286,061
  *Pricesmart, Inc.....................................        36,850         580,388
  *Pride International, Inc............................       255,500       1,932,219
  *Primadonna Resorts, Inc.............................        77,900         569,644
  *Primark Corp........................................        46,500       1,162,500
  Prime Bancorp, Inc...................................        61,694       1,156,763
  *Prime Hospitality Corp..............................       275,400       2,409,750
  Primesource Corp.....................................        67,254         462,371
  *Printronix, Inc.....................................        87,100       1,164,963
  *Procyte Corp........................................        76,300          39,342
  *Programmers Paradise, Inc...........................        66,400         720,025
  Progress Financial Corp..............................        28,665         412,955

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
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Progress Software Corp..............................       147,750  $    3,726,070
  *ProMedCo Management Company.........................        90,700         476,175
  *Protocol Systems, Inc...............................       107,500         816,328
  Providence & Worcester Railroad Co...................        19,300         250,900
  *Provident American Corp.............................         4,900          50,531
  *Provident Financial Holdings, Inc...................        34,800         574,200
  *Proxim, Inc.........................................        98,900       2,249,975
  Pulaski Furniture Corp...............................        33,200         668,150
  *Pulsepoint Communications Corp......................         6,250          18,262
  *Pure World, Inc.....................................        72,000         670,500
  *Pyramid Breweries, Inc..............................        86,300         124,056
  *QMS, Inc............................................       119,200         491,700
  *Quad Systems Corp...................................        68,000         179,563
  Quaker Chemical Corp.................................        71,600       1,230,625
  *Quaker City Bancorp, Inc............................        63,562       1,076,581
  *Quaker Fabric Corp..................................       167,300       1,192,013
  Quaker State Corp....................................       498,500       7,134,781
  *Quality Dining, Inc.................................       198,500         490,047
  *Quality Semiconductor, Inc..........................        95,400         298,125
  *Quality Systems, Inc................................        78,500         367,969
  Quanex Corp..........................................       205,000       3,677,188
  Queens County Bancorp................................        91,722       2,728,730
  *Quest Diagnostics, Inc..............................       422,000       7,543,250
  *Quickturn Design Systems, Inc.......................         1,500          16,734
  *Quidel Corp.........................................        36,000          73,125
  *Quiksilver, Inc.....................................        11,000         266,750
  *Quintel Entertainment, Inc..........................        25,500          41,039
  Quixote Corp.........................................        80,600       1,062,913
  *R & B, Inc..........................................        87,100         767,569
  *RDO Equipment Co. Class A...........................        56,900         526,325
  RLI Corp.............................................       117,112       4,237,991
  *RMH Teleservices, Inc...............................        67,900         106,094
  RPC, Inc.............................................       108,000         837,000
  *RTW, Inc............................................       133,200         616,050
  *Rag Shops, Inc......................................        53,100         146,025
  *Ragan (Brad), Inc...................................        21,000         819,000
  *#Railamerica, Inc...................................        92,900         670,622
  *Railtex, Inc........................................       105,400       1,271,388
  *Rainbow Technologies, Inc...........................        40,350         632,991
  *Rainforest Cafe, Inc................................       255,500       1,780,516
  *#Rally's Hamburgers, Inc............................        93,600          68,738
  *Ramsay Health Care, Inc.............................       153,800         326,825
  Range Resources Corp.................................       132,000         552,750
  *Rare Hospitality International, Inc.................       133,500       1,660,406
  Raritan Bancorp, Inc. DE.............................         1,575          54,731
  Raven Industries, Inc................................         2,900          50,025
  *Raytech Corp. DE....................................        27,100          82,994
  *Reading Entertainment, Inc..........................        33,736         301,516
  *Read-Rite Corp......................................       640,600       8,628,081
  *#Recoton Corp.......................................       143,300       2,686,875
  *Red Roof Inns, Inc..................................        29,500         501,500
  *Redhook Ale Brewery, Inc............................        79,600         348,250
  Redwood Empire Bancorp...............................        28,200         493,500
  *Refac Technology Development Corp...................        41,685         312,638
  *Regeneron Pharmaceuticals, Inc......................       403,200       3,301,200
  *Reliability, Inc....................................        47,900         267,941
  *Relm Wireless Corp..................................        59,254          85,178
  *Remington Oil and Gas Corp. Class B.................        18,200          71,663
  *Rentrak Corp........................................        63,000         174,234
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Repligen Corp.......................................        30,200  $       50,019
  *#Reptron Electronics, Inc...........................        83,000         368,313
  Republic Bancorp, Inc................................        43,461         723,897
  Republic Security Financial Corp.....................       278,608       3,125,634
  *Research Partners International, Inc................        59,800         149,500
  Resource Bancshares Mortgage Group, Inc..............       126,535       1,755,673
  *Response Oncology, Inc..............................       183,889         838,994
  *Rex Stores Corp.....................................        96,100       1,153,200
  *Rexhall Industries, Inc.............................        13,428         101,969
  Richardson Electronics, Ltd..........................        41,400         354,488
  *Riddell Sports, Inc.................................        95,700         334,950
  *Ride, Inc...........................................       131,800         140,038
  Riggs National Corp..................................       298,400       6,238,425
  *Right Management Consultants, Inc...................        78,300       1,128,009
  *Rightchoice Managed Care, Inc. Class A..............        47,700         435,263
  *Rimage Corp.........................................         4,950          72,394
  *Rio Hotel & Casino, Inc.............................       142,800       2,222,325
  Rival Co.............................................        99,300       1,058,166
  *Riverside Group, Inc................................         3,200           5,600
  Riverview Bancorp, Inc...............................        18,000         218,250
  *Roadhouse Grill, Inc................................       106,700         521,830
  Roanoke Electric Steel Corp..........................       131,100       1,917,338
  *Roberds, Inc........................................        79,700         171,853
  *Roberts Pharmaceutical Corp.........................       250,200       6,129,900
  Robinson Nugent, Inc.................................        53,900         207,178
  *Rochester Medical Corp..............................        24,000         312,750
  *Rock Bottom Restaurants, Inc........................       109,400         639,306
  *Rockshox, Inc.......................................       201,000         527,625
  Rock-Tenn Co. Class A................................       324,500       5,293,406
  *Rocky Shoes & Boots, Inc............................        62,900         444,231
  *Rogue Wave Software, Inc............................        19,000         163,281
  Rollins Truck Leasing Corp...........................       824,400       9,892,800
  *Rottlund, Inc.......................................        37,800         160,650
  Rouge Industries, Inc. Class A.......................       220,200       1,816,650
  *Royal Precision, Inc................................        14,150          48,641
  Ruby Tuesday, Inc....................................        93,000       1,732,125
  *Rush Enterprises, Inc...............................        49,100         471,053
  Russ Berrie & Co., Inc...............................       213,100       4,821,388
  *Ryans Family Steak Houses, Inc......................       549,400       6,197,919
  Ryland Group, Inc....................................       213,664       5,675,450
  *S&K Famous Brands, Inc..............................        57,700         562,575
  *S3, Inc.............................................       644,100       3,421,781
  *SBE, Inc............................................         7,600          64,600
  *SBS Technologies, Inc...............................        40,000         702,500
  *SCPIE Holdings, Inc.................................        17,500         535,938
  *SED International Holdings, Inc.....................       104,900         491,719
  *SEMX Corp...........................................        99,400         260,925
  *SGV Bancorp, Inc....................................         9,300         122,063
  *SMC Corp............................................        46,800         204,750
  *SSE Telecom, Inc....................................        68,100         140,456
  *STB Systems, Inc....................................       191,100       1,125,698
  *STM Wireless, Inc. Class A..........................        70,000         382,813
  *SYNC Research, Inc..................................       283,400         274,544
  *Safety 1st, Inc.....................................        65,400         343,350
  *Safety-Kleen Corp...................................       532,134       1,829,211
  Salient 3 Communications, Inc. Class A...............        72,900         763,172
  *San Filippo (John B.) & Son, Inc....................        74,800         282,838
  Sanderson Farms, Inc.................................       154,800       2,467,125
  *Sandisk Corp........................................       443,000       5,219,094

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
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Sands Regent Casino Hotel...........................        15,492  $       14,524
  Sandwich Bancorp, Inc................................        19,400       1,190,675
  *Santa Cruz Operation, Inc...........................       125,000         566,406
  *Saucony, Inc. Class A...............................        19,800         125,606
  *Saucony, Inc. Class B...............................        30,000         195,000
  *Savoir Technology Group, Inc........................       124,300       1,048,781
  *Scan-Optics, Inc....................................        85,800         297,619
  *Schieb (Earl), Inc..................................        70,500         370,125
  Schnitzer Steel Industries, Inc. Class A.............        34,400         634,250
  *Scholastic Corp.....................................       111,200       5,288,950
  *Schuff Steel Company................................        69,000         444,188
  *Schuler Homes, Inc..................................       332,000       2,313,625
  Schulman (A.), Inc...................................       105,500       2,258,359
  Schultz Sav-O Stores, Inc............................        15,300         246,713
  *Scios-Nova, Inc.....................................       145,300       1,094,291
  Scope Industries, Inc................................         4,200         273,000
  Scotsman Industries, Inc.............................        42,500         873,906
  *Scott Technologies, Inc. Class B....................        17,700         268,819
  Seaboard Corp........................................           100          43,000
  *Seacor Smit, Inc....................................        36,000       1,719,000
  *Secom General Corp..................................        57,500          21,563
  *Segue Software, Inc.................................        49,200       1,083,938
  *Seibels Bruce Group, Inc............................        77,200         320,863
  *Seitel, Inc.........................................        71,000         949,625
  Selas Corp. of America...............................        61,500         499,688
  Selective Insurance Group, Inc.......................       303,300       5,743,744
  *Semitool, Inc.......................................        51,600         351,525
  *Seneca Foods Corp. Class B..........................        10,500         128,625
  *Sensormatic Electronics Corp........................       845,400       6,868,875
  *Sequa Corp. Class A.................................        68,600       4,364,675
  *Sequa Corp. Class B.................................        31,400       2,339,300
  *Sequent Computer Systems, Inc.......................       459,800       5,833,713
  *Service Merchandise Co., Inc........................     1,081,800       1,284,638
  *#Servico, Inc.......................................       396,900       2,579,850
  *#Shaman Pharmaceuticals.............................        35,800          95,094
  *#Sharper Image Corp.................................        93,400       1,970,156
  *Shaw Group, Inc.....................................       123,800       1,098,725
  Shelby Williams Industries, Inc......................        40,100         471,175
  *#Sheldahl, Inc......................................       109,600         705,550
  *Sheridan Healthcare, Inc............................        80,900         652,256
  *Shiloh Industries, Inc..............................       156,300       2,276,119
  *Shiva Corp..........................................        39,700         231,997
  *Shoe Carnival, Inc..................................       127,300       1,245,153
  *Sholodge, Inc.......................................        75,000         529,688
  *Shoney's, Inc.......................................       594,304       1,002,888
  *Shopko Stores, Inc..................................       260,700       8,407,575
  Sifco Industries, Inc................................        41,600         592,800
  *Sight Resource Corp.................................        96,800         198,138
  *#Sigma Designs, Inc.................................        12,300          37,861
  *Sigmatron International, Inc........................        15,300          52,594
  *Signal Technology Corp..............................        79,400         243,163
  *Silicon Storage Technology, Inc.....................        60,100         140,859
  *Silicon Valley Group, Inc...........................       436,000       5,368,250
  *Silverleaf Resorts, Inc.............................       136,800       1,556,100
  *Simione Central Holdings, Inc.......................       135,500         279,469
  Simmons First National Corp. Class A.................        41,600       1,690,000
  *Simon Transportation Services, Inc..................        76,600         485,931
  Simpson Industries, Inc..............................       278,500       2,915,547
  *Sitel Corp..........................................       995,000       2,487,500
  *Sizzler International, Inc..........................       212,700         624,806
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Skaneateles Bancorp, Inc.............................        13,950  $      192,684
  Skyline Corp.........................................       101,600       3,302,000
  Skywest, Inc.........................................       247,800       6,713,831
  Smart & Final Food, Inc..............................        81,800         869,125
  *Smartflex Systems, Inc..............................        69,200         497,375
  Smith (A.O.) Corp....................................       207,750       5,167,781
  Smith (A.O.) Corp. Convertible Class A...............        69,750       1,708,875
  *Smithway Motor Express Corp. Class A................        30,500         272,594
  *Sodak Gaming, Inc...................................       222,100       1,811,503
  *#Softech, Inc.......................................        31,300         124,222
  *#Software Spectrum, Inc.............................        51,900         911,494
  *Sola International, Inc.............................       209,000       3,317,875
  *Sonosight, Inc......................................        33,609         315,084
  *Sound Advice, Inc...................................        16,600          37,350
  South Jersey Industries, Inc.........................       118,377       3,055,606
  *Southern Energy Homes, Inc..........................       130,700         898,563
  *#Southern Pacific Funding Corp......................       120,000           6,600
  *Southwall Technologies, Inc.........................        83,600         394,488
  Southwest Securities Group, Inc......................       159,300       3,136,219
  Southwestern Energy Co...............................       413,900       3,104,250
  *Spacelabs Medical, Inc..............................       155,400       2,738,925
  *Spacetec IMC Corp...................................        53,500         126,227
  *Spaghetti Warehouse, Inc............................        96,100         702,731
  Span-American Medical System, Inc....................        25,300         135,988
  Spartan Motors, Inc..................................       267,700       1,681,491
  *Sparton Corp........................................       100,600         578,450
  *Spectran Corp.......................................        76,300         419,650
  *Spectrum Control, Inc...............................       122,000         514,688
  *#Speedfam International, Inc........................        93,500       1,411,266
  *Speizman Industries, Inc............................        37,400         210,375
  *Spiegel, Inc. Class A Non-Voting....................       240,000         948,750
  *Sport Chalet, Inc...................................        42,300         290,813
  *Sport Supply Group, Inc.............................        85,900         601,300
  *#Sport-Haley, Inc...................................        54,900         569,588
  *Sports Authority, Inc...............................       149,000         968,500
  *Sports Club Co., Inc................................        69,900         340,763
  *Sportsman's Guide, Inc..............................        79,500         491,906
  St. Francis Capital Corp.............................        46,300       1,946,047
  St. Paul Bancorp, Inc................................       255,937       5,414,667
  *#Stac, Inc..........................................        89,200         451,575
  *Stage II Apparel Corp...............................        31,600          35,550
  Standard Commercial Corp.............................       168,180       1,366,463
  *Standard Management Corp............................        76,000         503,500
  *Standard Microsystems Corp..........................       203,300       1,499,338
  Standard Motor Products, Inc. Class A................       142,150       3,242,797
  Standard Pacific Corp. DE............................       357,672       3,487,302
  Standard Products Co.................................       265,900       4,952,388
  *Stanford Telecommunications, Inc....................        29,800         333,388
  *Stanley Furniture, Inc..............................       118,400       2,005,400
  *Star Multi Care Services, Inc.......................        57,100          85,650
  *Starcraft Corp......................................        27,300          66,544
  Starrett (L.S.) Co. Class A..........................        58,400       1,788,500
  *Startec Global Communications Corp..................        11,000         116,875
  *Starter Corp........................................       219,300         356,363
  *Station Casinos, Inc................................       526,100       4,340,325
  *Steel of West Virginia, Inc.........................        68,000         718,250
  Steel Technologies, Inc..............................       182,500       1,511,328
  Stepan Co............................................       107,600       3,006,075

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Stephan Co...........................................        50,600  $      600,875
  Sterling Bancorp.....................................        63,500       1,345,406
  *Sterling Financial Corp. WA.........................        82,180       1,479,240
  Stewart & Stevenson Services, Inc....................       250,800       2,468,813
  Stewart Information Services Corp....................        69,000       3,411,188
  Stifel Financial Corp................................        62,307         677,589
  *Stimsonite Corp.....................................        62,200         478,163
  Stone & Webster, Inc.................................       138,700       4,715,800
  *Storage Computer Corp...............................        16,500          76,313
  *Stormedia, Inc. Class A.............................       136,200             136
  *#Stratasys, Inc.....................................        32,700         203,353
  *Strategic Diagnostics, Inc..........................        45,000         101,250
  *Strategic Distribution, Inc.........................       619,100       1,760,566
  *Stratus Properties, Inc.............................       155,000         503,750
  Strawbridge and Clothier Liquidating Trust...........        71,881          43,758
  Stride Rite Corp.....................................       208,000       1,846,000
  *Strouds, Inc........................................       136,000         267,750
  *Stuart Entertainment, Inc...........................        55,100          36,159
  *Suburban Lodges of America, Inc.....................       107,100         870,188
  *Successories, Inc...................................        21,500          45,688
  *#Sulcus Computer Corp...............................       180,900         407,025
  *Summit Technology, Inc..............................        12,000          46,125
  *Summitt Medical Systems, Inc........................       169,000         195,406
  *#Sun Healthcare Group, Inc..........................       499,900       2,624,475
  *Sun Television and Appliances, Inc..................       206,300           3,610
  *Sundance Homes, Inc.................................        40,500          65,813
  *Sunrise Medical, Inc................................       294,500       3,754,875
  *Sunrise Resources, Inc..............................        86,900         315,013
  Superior Surgical Manufacturing Co., Inc.............        81,900       1,126,125
  *Suprema Specialties, Inc............................        50,500         243,031
  *Supreme International Corp..........................        77,850         841,753
  *Surety Capital Corp.................................        66,400         157,700
  Susquehanna Bancshares, Inc..........................       235,072       5,142,200
  *#Swift Energy Corp..................................       187,800       1,748,888
  *Swiss Army Brands, Inc..............................        87,300         878,456
  *Sybase, Inc.........................................       178,400       1,282,250
  *Sybron Chemicals, Inc...............................         1,600          25,200
  *Sylvan, Inc.........................................       104,000       1,355,250
  *Symix Systems, Inc..................................         8,600         173,881
  *Symmetricom, Inc....................................       234,700       1,459,541
  *Syms Corp...........................................       156,700       1,527,825
  Synalloy Corp. DE....................................        54,900         507,825
  *Synbiotics Corp.....................................        97,400         219,150
  *Syncor International Corp. DE.......................       117,600       2,829,750
  *Syntellect, Inc.....................................       218,100         565,697
  *Synthetic Industries, Inc...........................        87,500       1,476,563
  *Syntroleum Corp.....................................        67,150         553,988
  *Sypris Solutions, Inc...............................        26,250         187,031
  *TBA Entertainment Corp..............................       138,000         668,438
  *TBC Corp............................................       386,900       2,659,938
  TCBY Enterprises, Inc................................       200,966       1,557,487
  *TCC Industries, Inc.................................        24,800          82,150
  *TCI International, Inc..............................        27,600          65,550
  *TCSI Corp...........................................       383,100         879,933
  TF Financial Corp....................................        32,100         627,956
  *TII Industries, Inc.................................        85,800         195,731
  TJ International, Inc................................       112,300       2,635,541
  TR Financial Corp....................................       136,400       5,089,425
  *TRC Companies, Inc..................................        86,450         410,638
  *TRM Copy Centers Corp...............................        72,000         666,000
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Tab Products Co. DE..................................        56,800  $      404,700
  *Taco Cabana, Inc....................................       187,900       1,297,684
  Talbots, Inc.........................................       227,000       5,788,500
  *Tandy Brand Accessories, Inc........................        12,600         190,575
  *Tandy Crafts, Inc...................................       149,700         580,088
  Tasty Baking Co......................................         3,000          48,188
  Team, Inc............................................        65,300         228,550
  *#Technical Chemicals & Products, Inc................       198,000         420,750
  *Technical Communications Corp.......................         6,300          26,775
  Technology Research Corp.............................        61,000          74,344
  *Tech-Sym Corp.......................................        76,000       1,904,750
  *Tegal Corp..........................................       129,000         397,078
  *Tei, Inc............................................       111,600         181,350
  *Telco Systems, Inc..................................        43,500         527,438
  *#Telcom Semiconductor, Inc..........................         1,000           3,719
  Telxon Corp..........................................       130,200       3,503,194
  *Temtex Industries, Inc..............................        35,700         115,467
  Terra Industries, Inc................................     1,228,300       6,678,881
  *Tesoro Petroleum Corp...............................       649,700       8,649,131
  *#Tesseract Group, Inc...............................        99,500         332,703
  *Tetra Technologies, Inc.............................       199,900       2,523,738
  Texas Industries, Inc................................        34,762       1,005,925
  *Texas Micro, Inc....................................       137,700         486,253
  *Texfi Industries, Inc...............................         4,800           1,800
  *Thermo Bioanalysis Corp.............................        14,000         147,875
  *Thermo Power Corp...................................        98,800         876,850
  *Thermo Sentron, Inc.................................       135,500       1,270,313
  *Thermo Terratech, Inc...............................       130,000         585,000
  *Thermo Voltek Corp..................................        49,800         336,150
  *ThermoQuest Corp....................................        83,500         850,656
  Thermoretec Corporation..............................       118,100         317,394
  *Thermospectra Corp..................................        29,300         329,625
  *Thomas Group, Inc...................................        40,400         401,475
  Thomas Industries, Inc...............................       133,850       2,308,913
  Thomaston Mills, Inc.................................        34,800         110,925
  Thor Industries, Inc.................................         3,900          93,113
  *Thorn Apple Valley, Inc.............................        82,215         269,768
  *Thrustmaster, Inc...................................        63,100         228,738
  *Tipperary Corp......................................       129,200         242,250
  *#Titan Corp.........................................        53,430         287,186
  Titan International, Inc.............................       244,000       2,424,750
  *#Titanium Metals Corp...............................       133,500       1,326,656
  Toastmaster, Inc.....................................        83,600         527,725
  *Today's Man, Inc....................................        86,000         122,281
  *Todd Shipyards Corp.................................       114,200         571,000
  Todd-AO Corp. Class A................................         3,740          31,556
  *Toddhunter International, Inc.......................        76,000         584,250
  *Tokheim Corp........................................       250,300       2,158,838
  *Topps, Inc..........................................        68,200         355,919
  Toro Co..............................................        84,300       2,233,950
  *Tower Air, Inc......................................       166,400         413,400
  *Tractor Supply Co...................................        30,100         776,956
  *Trak Auto Corp......................................        40,200         324,113
  *#Trans World Airlines, Inc..........................       638,300       3,231,394
  *Trans World Entertainment Corp......................       131,550       3,066,759
  *Transcend Services, Inc.............................        20,100          50,250
  *Transcoastal Marine Services, Inc...................       108,000         418,500
  *Transfinancial Holdings, Inc........................        68,700         339,206
  *Transition Systems, Inc.............................       120,000       1,192,500
  *Transmedia Network, Inc.............................        17,000          60,563
  #Transport Lux Corp..................................         2,546          22,914
  Transtechnology Corp.................................        76,500       1,749,938

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THE U.S. 6-10 VALUE SERIES

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
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Transworld Healthcare, Inc..........................        85,200  $      370,088
  *#Travel Ports of America, Inc.......................        66,978         203,027
  *Treadco, Inc........................................        55,500         343,406
  Tremont Corp. DE.....................................        68,133       2,444,271
  *Trend-Lines, Inc. Class A...........................        70,900         208,269
  Trenwick Group, Inc..................................        48,000       1,515,000
  *Triathlon Broadcasting Co. Class A..................        17,100         191,306
  *#Trident Microsystems, Inc..........................       149,300         720,839
  *Tridex Corp.........................................        71,900         262,884
  Trigen Energy Corp...................................       196,700       2,802,975
  *Trimark Holdings, Inc...............................        30,300          74,803
  Trion, Inc...........................................        40,400         117,413
  *Triple S Plastics, Inc..............................        30,500         162,984
  *Tripos, Inc.........................................        44,266         365,195
  *Trism, Inc..........................................        64,800          89,100
  *#Trump Hotels & Casino Resorts, Inc.................       366,800       1,856,925
  *Tuboscope Vetco International, Inc..................       259,000       2,152,938
  *Tultex Corp.........................................       323,307         343,514
  *Turner Corp.........................................        61,998       1,050,091
  Twin Disc, Inc.......................................        33,600         730,800
  Tyler Corp...........................................       188,100       1,257,919
  U.S. Bancorp, Inc....................................       120,900       2,406,666
  *#U.S. Diagnostic, Inc...............................       280,000         280,000
  U.S. Freightways Corp................................         6,300         169,116
  U.S. Industries, Inc.................................        81,900       1,433,250
  *U.S. Office Products, Co............................       259,600       1,415,631
  *URS Corp............................................        91,202       1,852,541
  *US Can Corp.........................................       214,100       3,760,131
  *US Xpress Enterprises, Inc. Class A.................        56,090         865,889
  *USData Corp.........................................         6,750          22,359
  UST Corp.............................................        47,215       1,162,669
  *UTI Energy Corp.....................................        96,000         804,000
  *#Ugly Duckling Corp.................................       114,900         649,903
  *Ultimate Electronics, Inc...........................       133,200         757,575
  *Ultradata Corp......................................        25,000         102,344
  *#Ultrafem, Inc......................................       114,000           2,793
  *Ultrak, Inc.........................................       152,300       1,313,588
  *Ultralife Batteries, Inc............................        50,400         329,963
  *#Ultratech Stepper, Inc.............................       185,400       3,441,488
  *#Unapix Entertainment, Inc..........................         6,000          13,125
  Unico American Corp..................................        44,700         472,144
  *UniComp, Inc........................................         8,100          27,084
  Unifirst Corp........................................       119,000       2,618,000
  *Unimark Group, Inc..................................       125,900         369,831
  *Uni-Marts, Inc......................................       103,200         316,050
  *Union Acceptance Corp. Class A......................        51,400         276,275
  *Unique Casual Restaurants, Inc......................       129,500         861,984
  *Uniroyal Technology Corp............................       163,600       1,646,225
  *Unisource Worldwide, Inc............................     1,291,600      10,171,350
  *Unit Corp...........................................       146,500         695,875
  *Unit Instruments, Inc...............................        66,700         579,456
  *United American Healthcare Corp.....................        80,200         120,300
  United Bankshares, Inc. WV...........................        25,500         734,719
  #United Companies Financial Corp.....................       521,300       2,117,781
  United Fire Casualty Co..............................        18,750         687,891
  United Industrial Corp...............................       200,600       1,993,463
  United National Bancorp..............................         8,651         196,810
  *United Retail Group, Inc............................       150,600       1,477,763
  *United States Energy Corp...........................        15,700          44,647
  *United States Home Corp.............................       148,100       4,720,688
  *United States Homecare Corp.........................         3,400             204
  *United Wisconsin Services, Inc......................       244,800       1,820,700
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Unitel Video, Inc...................................        29,500  $       90,344
  Unitog Co............................................        20,900         449,350
  *Unitrode Corp.......................................        29,500         499,656
  *Universal American Financial Corp...................        14,400          36,900
  *Universal Electronics, Inc..........................        63,900         694,913
  *#Universal International, Inc.......................        34,600          89,744
  *Universal Standard Medical Labs, Inc................        64,100         108,169
  *Uno Restaurant Corp.................................       103,100         676,594
  *Urocor, Inc.........................................       112,700         626,894
  *Urogen Corp. (Restricted)...........................        14,500           5,510
  *Urologix, Inc.......................................        73,100         311,817
  *Uroquest Medical Corp...............................        40,900          53,681
  *Utilx Corp..........................................        81,600         153,000
  *VLSI Technology, Inc................................       131,900       1,496,241
  *VTEL Corp...........................................       308,900         946,006
  *VWR Scientific Products Corp........................       138,500       4,284,844
  *#Valence Technology, Inc............................        99,700         950,266
  *Vallen Corp.........................................       114,300       2,228,850
  Valley Forge Corp....................................        22,500         292,500
  Valmont Industries, Inc..............................        76,000       1,220,750
  *Value City Department Stores, Inc...................       399,100       4,090,775
  Value Line, Inc......................................         4,000         166,000
  *Valuevision International, Inc. Class A.............       307,300       1,661,341
  *Vans, Inc...........................................       147,700       1,093,903
  *Vari L Co., Inc.....................................       108,000         715,500
  *Variflex, Inc.......................................        65,500         345,922
  Varlen Corp..........................................       126,071       3,344,821
  *Vaughn Communications, Inc..........................        54,500         412,156
  *Vectra Technologies, Inc............................        58,100             349
  *Venture Stores, Inc.................................       266,179           2,529
  *Verilink Corp.......................................       119,400         593,269
  *Verity, Inc.........................................       125,000       2,160,156
  Vermont Financial Services Corp......................       120,600       2,796,413
  *Versar, Inc.........................................         1,300           2,844
  *Versatility, Inc....................................         3,500           5,141
  *Vertex Communications Corp..........................        56,000         990,500
  *Veterinary Centers of America, Inc..................       202,500       3,695,625
  *Viagrafix Corp......................................        49,000         297,063
  *Vicorp Restaurants, Inc.............................       110,200       1,594,456
  *Video Display Corp..................................        44,400         285,825
  *Video Services Corp.................................        27,000          60,750
  *Video Update, Inc...................................        56,600          76,941
  *Videonics, Inc......................................        58,000          57,094
  *Viisage Technology, Inc.............................        11,000          11,000
  Virco Manufacturing Corp.............................       112,635       2,351,256
  *Virtualfund.Com, Inc................................        27,800          71,238
  *Vishay Intertechnology, Inc.........................        23,700         336,244
  Vital Signs, Inc.....................................       194,000       3,285,875
  Vulcan International Corp............................        12,200         434,625
  *#WFS Financial, Inc.................................       252,600       1,594,538
  *#WHX Corp...........................................       372,500       3,934,531
  WICOR, Inc...........................................        81,000       1,771,875
  *WLR Foods, Inc......................................       176,006       1,551,053
  *WPI Group, Inc......................................       117,600         830,550
  Wackenhut Corp. Class A..............................        16,300         396,294
  Wackenhut Corp. Class B Non-Voting...................        26,000         529,750
  Walbro Corp..........................................       115,752         860,906
  *Walker Interactive Systems, Inc.....................        47,600         382,288
  *Wall Data, Inc......................................       106,700       1,820,569

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
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Wall Street Deli, Inc...............................        39,700  $      145,153
  Walshire Assurance Co................................        50,527         405,795
  Warren Bancorp, Inc..................................        72,000         666,000
  *Washington Homes, Inc...............................       104,000         507,000
  Washington Savings Bank FSB Waldorf, MD..............        23,500         108,688
  *Waterlink, Inc......................................       225,000         843,750
  Watkins-Johnson Co...................................        93,000       1,697,250
  Watts Industries, Inc. Class A.......................       185,400       3,511,013
  Webb (Del) Corp......................................       311,188       8,246,482
  *Webco Industries, Inc...............................        90,500         622,188
  Webster Financial Corp...............................        87,425       2,431,508
  *Weirton Steel Corp..................................       468,700         878,813
  Wellco Enterprises, Inc..............................         4,800          52,200
  Wellman, Inc.........................................       485,100       5,881,838
  *Wells-Gardner Electronics Corp......................        45,700         125,675
  Werner Enterprises, Inc..............................       275,625       4,496,133
  Wesbanco, Inc........................................        40,600       1,146,950
  *#West Coast Entertainment Corp......................       136,500          85,313
  West, Inc............................................       161,800       4,914,675
  *#Westbridge Capital Corp............................        12,000             600
  Westco Bancorp, Inc..................................        11,400         391,875
  Westcorp, Inc........................................       408,356       3,496,548
  Westerfed Financial Corp.............................        69,900       1,356,497
  Western Bancorp......................................        38,412       1,260,394
  *Western Beef, Inc...................................        57,400         426,913
  *Weston (Roy F.), Inc. Class A.......................        87,200         253,425
  Weyco Group, Inc.....................................         2,400          62,100
  Whitney Holdings Corp................................        85,400       3,154,463
  *Whittaker Corp......................................       131,900       1,813,625
  *Wickes Lumber Co....................................        96,600         437,719
  *Williams Clayton Energy, Inc........................       122,000       1,029,375
  *#Wilshire Financial Services Group, Inc.............       161,700         154,120
  *Wilshire Oil Co. of Texas...........................       108,514         542,570
  Winnebago Industries, Inc............................       237,800       2,853,600
  Wiser Oil Co.........................................       100,175         325,569
  Wolf (Howard B.), Inc................................         5,000          22,813
  Wolohan Lumber Co....................................        74,478         965,887
  *Wolverine Tube, Inc.................................       154,600       3,468,838
  Wolverine World Wide, Inc............................        97,000       1,321,625
  Woodhead Industries, Inc.............................       141,600       1,849,650
  *Workgroup Technology Corp...........................        82,600         161,328
  World Fuel Services Corp.............................        50,000         609,375
  *Worldtex, Inc.......................................       242,700         910,125
  Worthington Foods, Inc...............................        23,554         448,262
  *Wyant Corp..........................................           800           2,950
  *Xetel Corp..........................................       100,500         282,656
  *Xicor, Inc..........................................       205,800         424,463
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Xtra Corp............................................        14,450  $      687,278
  Yankee Energy Systems, Inc...........................       110,300       3,212,488
  Yardville National Bancorp...........................        47,970         653,591
  *Yellow Corp.........................................       303,000       4,904,813
  York Financial Corp..................................       100,024       1,712,911
  *York Research Corp..................................         3,800          14,369
  *Zaring National Corp................................        46,000         416,875
  *Zemex Corp..........................................       108,658         719,859
  Zenith National Insurance Corp.......................       188,700       4,599,563
  Ziegler Co., Inc.....................................         7,700         139,563
  *Zing Technologies, Inc..............................        29,800         227,225
  *Zoll Medical Corp...................................        91,000       1,018,063
  *Zygo Corp...........................................        52,000         637,000
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,344,155,633)................................                 2,410,581,639
                                                                       --------------
PREFERRED STOCKS -- (0.1%)
  Price Enterprises, Inc. Series A
    (Cost $3,435,917)..................................       255,400       3,455,881
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *CSF Holdings, Inc. Litigation Rights 12/30/99.......        40,500               0
  *National Mercantile Bancorp Warrants 06/02/99.......           165               0
  *Statesman Group, Inc. Contingent Payment Rights.....        37,500               0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                             0
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.5%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
    12/01/98 (Collateralized by U.S. Treasury Notes
    6.25%, 08/31/02
    valued at $36,615,250) to be repurchased at
    $36,071,959. (Cost $36,067,000)....................  $     36,067      36,067,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,383,658,550)++..............................                $2,450,104,520
                                                                       --------------
                                                                       --------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.5%)
 *3-D Systems Corp.....................................        10,400  $     73,450
 *3D0 Co...............................................        23,200        65,975
 *#3Dfx Interactive, Inc...............................         2,500        32,266
 *4Front Software International, Inc...................         9,500        76,594
 *#7Th Level, Inc......................................        14,300        49,827
 *800-Jr Cigar, Inc....................................           200         2,800
 *8X8, Inc.............................................        13,500        39,234
 *A Consulting Team, Inc...............................         4,400        34,375
 *A.C. Moore Arts & Crafts, Inc........................         2,000        15,000
 *AAON, Inc............................................         5,600        52,500
 AAR Corp..............................................        19,400       489,850
 ABC Bancorp...........................................         5,125        67,586
 *ABC Rail Products Corp...............................         8,100       101,756
 ABM Industries, Inc...................................        15,600       519,675
 *ABR Information Services, Inc........................        28,700       483,416
 *ABT Building Products Corp...........................         9,600        99,600
 *ACT Manufacturing, Inc...............................         7,300        72,087
 *ACT Networks, Inc....................................         9,400        94,881
 *ACX Technologies, Inc................................        27,600       351,900
 *ADE Corp.............................................        11,800       152,662
 *AEP Industries, Inc..................................         6,500       138,328
 *AFC Cable Systems, Inc...............................        11,125       332,359
 *AG Associates, Inc...................................         4,400        21,037
 *AG Services America, Inc.............................         3,300        47,850
 AMC Entertainment, Inc................................        12,000       201,000
 *AML Communications, Inc..............................         5,600         8,225
 *AMX Corp.............................................         6,300        51,187
 *APAC Teleservices, Inc...............................        44,400       294,150
 *ARI Network Services, Inc............................         1,700         3,878
 *#ARV Assisted Living, Inc............................        15,700        94,200
 ASB Financial Corp....................................         1,000        10,875
 *ASV, Inc.............................................         3,750        70,781
 *ATMI, Inc............................................        18,400       350,175
 *ATS Medical, Inc.....................................        15,700        88,312
 *AVT Corporation......................................         9,900       232,650
 #Aames Financial Corp.................................        27,875        52,266
 Aaron Rents, Inc. Class A.............................         1,500        21,937
 Aaron Rents, Inc. Class B.............................        14,400       225,000
 *Aasche Transportation Services, Inc..................         3,000        15,094
 *Aavid Thermal Technologies, Inc......................         7,400       132,044
 *Abacus Direct Corp...................................         7,800       449,719
 *Abaxis, Inc..........................................        12,300        25,369
 Abington Bancorp, Inc.................................         3,800        60,562
 *Abiomed, Inc.........................................         7,000        75,469
 *#Able Telcom Holding Corp............................         9,000        52,031
 Abrams Industries, Inc................................           200         1,350
 *Abraxas Petroleum Corp...............................         4,200        21,787
 *#Acacia Research Corp................................         9,100        36,116
 *Accell International Corp............................         6,000        18,750
 *Accelr8 Technology Corp..............................         6,500        22,344
 *Acceptance Insurance Companies, Inc..................        13,100       257,906
 *Access Health Marketing, Inc.........................        17,000       613,062
 *#Acclaim Entertainment, Inc..........................        51,700       494,381
 *Ace Cash Express, Inc................................         8,800       122,925
 *Ace Comm Corp........................................         8,900        34,348
 Aceto Corp............................................         4,700        60,219
 Ackerley Group, Inc...................................        15,600       277,875

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Acme Electric Corp...................................         2,800  $     14,350
 *Acme Metals, Inc.....................................        11,000         5,775
 *Acme United Corp.....................................         1,300         3,169
 *Acorn Products, Inc..................................         4,500        33,750
 *Actel Corp...........................................        19,100       322,909
 *#Action Performance Companies, Inc...................        14,600       532,444
 *Active Apparel Group, Inc............................         1,500         1,617
 *Active Voice Corp....................................         3,300        23,306
 *Activision, Inc......................................        22,100       291,444
 *#Actrade International, Ltd..........................         7,400        95,737
 *Acuson Corp..........................................        28,000       392,000
 *Acxiom Corp..........................................        16,720       398,145
 *Adac Laboratories....................................        20,066       522,343
 *Adam Software, Inc...................................         4,400        18,425
 Adams Resources & Energy, Inc.........................         3,100        22,087
 *Adelphia Communications Corp. Class A................        12,900       451,097
 *Adept Technology, Inc................................         9,000        66,375
 *Adflex Solutions, Inc................................         7,900        53,819
 *Administaff, Inc.....................................        10,100       273,331
 *Adrien Arpel, Inc....................................         4,500         2,812
 *Advance Lighting Technologies, Inc...................        18,100       160,637
 *Advance Paradigm, Inc................................         8,300       261,450
 *Advanced Aerodynamics & Structures, Inc..............         5,000        14,141
 *Advanced Digital Information Corp....................         7,500       107,344
 *Advanced Energy Industries, Inc......................        20,300       366,669
 *Advanced Fibre Communications........................        12,000       105,375
 *Advanced Health Corp.................................         9,000        14,344
 *Advanced Magnetics, Inc..............................         6,000        53,250
 Advanced Marketing Services, Inc......................         5,100        89,728
 *Advanced Materials Group, Inc........................           237           311
 *Advanced Neuromodulation Systems, Inc................         6,700        39,572
 *Advanced Polymer Systems, Inc........................        17,800       112,919
 *Advanced Radio Telecom Corp..........................        24,800        96,875
 *#Advanced Tissue Sciences, Inc.......................        37,200       108,112
 Advanta Corp. Class A.................................         8,300        86,372
 *Advanta Corp. Class B Non-Voting.....................        14,900       116,173
 *Advent Software, Inc.................................         6,000       229,875
 Advest Group, Inc.....................................         6,300       146,869
 *Advo, Inc............................................        20,400       527,850
 *Advocat, Inc.........................................         5,200        30,875
 *#Aegis Communications Group..........................        18,300        22,017
 *Aehr Test Systems....................................         3,000        13,031
 *#Aerial Communications, Inc..........................        23,300        92,108
 *Aeroflex, Inc........................................        15,600       213,525
 *Aerosonic Corp. DE...................................         3,200        40,800
 *Aerovox, Inc.........................................         4,200        10,894
 *Aetrium, Inc.........................................         7,400        64,056
 *#Affymetrix, Inc.....................................        20,600       513,712
 *Aftermarket Technology Corp..........................        18,000       102,937
 *Ag-Chem Equipment Co., Inc...........................         7,600        90,962
 *Agco Corp............................................        17,600       144,100
 *#Agouron Pharmaceuticals, Inc........................        17,400       760,706
 *#Agribiotech, Inc....................................        39,200       509,600
 *Agri-Nutrition Group, Ltd............................         1,600         1,825
 *#Agritope, Inc.......................................         2,040         2,869
 Air Express International Corp........................        11,875       263,848

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Air Methods Corp.....................................         8,300  $     24,122
 *Airnet Systems, Inc..................................        11,300       169,500
 *Airtran Holdings, Inc................................        62,700       252,759
 *Akorn, Inc...........................................        16,000        93,000
 *Aksys, Ltd...........................................         4,900        32,769
 Alabama National Bancorporation.......................         6,900       180,262
 Alamo Group, Inc......................................         8,700       109,837
 *Alaris Medical, Inc..................................        63,200       341,675
 *#Alarmguard Holdings, Inc............................         5,000        35,000
 Albank Financial Corp.................................         9,040       611,330
 Albany International Corp. Class A....................        22,803       433,257
 Alba-Waldensian, Inc..................................           900        21,825
 *Alcide Corp..........................................           900        15,356
 *Aldila, Inc..........................................        13,900        45,175
 *Alexion Pharmaceuticals, Inc.........................        10,100       111,416
 Alfa Corp.............................................        28,500       621,656
 *#Algos Pharmaceutical Corp...........................        14,400       388,800
 Aliant Communications, Inc............................         1,200        34,275
 Alico, Inc............................................         4,900        84,678
 *Align-Rite International, Inc........................         2,800        33,862
 *#Alkermes, Inc.......................................        21,100       391,009
 *All American Semiconductor, Inc......................         7,100         7,433
 *Allcity Insurance Co.................................           200         1,500
 Allen Organ Co. Class B...............................           200         7,500
 *Allen Telecom, Inc...................................        27,400       190,087
 Alliance Bancorp......................................         8,055       157,324
 *Alliance Gaming Corp.................................        28,928        74,128
 *Alliance Pharmaceuticals Corp........................        30,900       120,703
 *Alliance Semiconductor Corp..........................        38,300       150,208
 *Allied Healthcare Products, Inc......................         6,700        18,006
 *Allied Holdings, Inc.................................         5,900        89,975
 Allied Products Corp..................................         9,550        70,431
 *Allied Research Corp.................................         3,100        23,250
 *Allin Communications Corp............................         5,000        20,000
 *Allou Health & Beauty Care, Inc. Class A.............         3,200        34,200
 *Allstate Financial Corp..............................         1,600         5,500
 *Alltrista Corp.......................................         4,653       106,437
 *#Alpha Beta Technology, Inc..........................        13,400        14,866
 *Alpha Industries, Inc................................         8,400       184,275
 *Alpha Microsystems, Inc..............................         8,600        41,656
 *Alpha Technologies Group, Inc........................         5,200         9,262
 *Alphanet Solutions, Inc..............................         4,000        18,375
 Alpharma, Inc. Class A................................        11,700       421,200
 *Alpine Group, Inc....................................        15,736       247,842
 *Alta Gold Co.........................................        17,400        29,634
 *Alteon, Inc..........................................        16,200        15,947
 *#Alternative Living Services.........................        19,700       529,437
 *Alternative Resources Corp...........................        14,300       135,403
 *Altron, Inc..........................................        13,100       293,112
 *#Alyn Corp...........................................         9,500        46,312
 Ambanc Holding Co., Inc...............................         2,300        37,087
 *Ambassadors, Inc.....................................         8,900       151,856
 Amcast Industrial Corp................................         7,300       128,206
 Amcol International Corp..............................        25,500       270,937
 Amcore Financial, Inc.................................        26,175       618,384
 *Amedisys, Inc........................................         1,400         4,200
 *Amerco...............................................        18,100       423,087
 *America Services Group, Inc..........................         1,600        15,500
 American Bancorporation Ohio..........................           400         7,750
 American Bank of Connecticut..........................         3,200        71,200
 *American Banknote Corp...............................        19,800        38,362
                                                               SHARES        VALUE+
                                                         ------------  ------------
 American Biltrite, Inc................................         1,900  $     45,006
 *American Buildings Co................................         4,500       109,687
 American Business Products, Inc.......................        14,100       313,725
 *American Claims Evaluation, Inc......................         1,000         2,000
 *American Classic Voyages Co..........................        11,100       164,419
 *American Coin Merchandising, Inc.....................         5,200        46,475
 *American Ecology Corp................................         5,250         7,219
 *American Freightways Corp............................        31,600       282,425
 *American Healthcorp, Inc.............................         6,400        65,200
 American Heritage Life Investment Corp................        24,100       591,956
 *American Homepatient, Inc............................        11,800        25,444
 *American Homestar Corp...............................        13,830       227,763
 *American Indemnity Financial Corp....................           800         9,050
 *American International Petroleum Corp................        35,800        47,547
 *American Italian Pasta CO............................        16,200       409,050
 *American Media, Inc. Class A.........................        19,700        93,575
 *American Medical Electronics, Inc. (Escrow-Bonus)....         4,400             0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................         4,400             0
 American Medical Security Group, Inc..................        13,600       194,650
 *#American Mobile Satellite Corp......................        28,300       128,234
 *American Oncology Resources, Inc.....................        31,200       348,075
 *#American Pacific Corp...............................         7,400        51,337
 *American Pad & Paper Co..............................        25,000        39,062
 *American Physician Partners, Inc.....................        16,000        75,000
 *American Physicians Services Group, Inc..............         2,200        10,450
 *American Precision Industries, Inc...................         7,300       101,287
 *American Residential Services, Inc...................         2,000         7,000
 *#American Retirement Corp............................        17,000       266,687
 *American Safety Razor Co.............................         9,700       117,006
 *American Science & Engineering, Inc..................         6,500        75,562
 *American Shared Hospital Services....................           600           619
 *American Software, Inc. Class A......................        14,100        37,894
 American States Water Company.........................         6,300       177,975
 *American Superconductor Corp.........................        13,300       131,337
 *American Technical Ceramics Corp.....................         3,500        27,125
 *#American Wagering, Inc..............................           500         2,453
 American Woodmark Corp................................         6,260       192,495
 Americana Bancorp, Inc................................         1,600        30,800
 *Amerihost Properties, Inc............................         4,200        17,062
 *AmeriLink Corp.......................................         2,900        22,294
 *Amerin Corp..........................................        24,800       609,150
 *Ameripath, Inc.......................................        14,300        64,797
 *Ameristar Casinos, Inc...............................        18,300        54,328
 Ameron, Inc...........................................         2,000        73,500
 Amerus Life Holdings, Inc. Class A....................         6,044       133,346
 *Ames Department Stores, Inc..........................        20,400       485,775
 *Amistar Corp.........................................         1,600         3,550
 Ampco-Pittsburgh Corp.................................         8,900       107,356
 *Ampex Corp. Class A..................................        36,400        36,400
 *Amphenol Corp........................................        13,900       456,094
 Amplicon, Inc.........................................         2,600        40,625
 *Amrep Corp...........................................         4,600        33,925
 *Amresco, Inc.........................................        19,200       140,700
 *Amsurg Corp. Class A.................................           589         4,362
 *Amsurg Corp. Class B.................................         3,800        26,006
 *#Amtran, Inc.........................................        11,700       255,206

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Amwest Insurance Group, Inc...........................         1,540  $     21,560
 *Amylin Pharmaceuticals, Inc..........................        33,500        22,508
 *Anadigics, Inc.......................................        13,250       166,039
 Analogic Corp.........................................        10,900       388,312
 *Analogy, Inc.........................................         7,300        26,234
 Analysis & Technology, Inc............................         1,200        19,350
 Analysts International Corp...........................        22,500       376,875
 *#Analytical Surveys, Inc.............................         4,300       121,744
 *Anaren Microwave, Inc................................         4,400        77,000
 Anchor Bancorp Wisconsin, Inc.........................        16,000       323,000
 *#Andean Development Corp.............................         2,000         6,437
 Andersons, Inc........................................         5,600        63,350
 Andover Bancorp, Inc. DE..............................         4,500       144,281
 *#Andrea Electronics Corp.............................        10,000       105,000
 *#Andrx Corp..........................................        13,300       523,687
 *Anergen, Inc.........................................        15,200         5,225
 *Anesta Corp..........................................         9,000       176,062
 *#Angeion Corp........................................        24,200        35,166
 Angelica Corp.........................................         9,000       163,687
 *Anicom, Inc..........................................        23,600       240,425
 *Ann Taylor Stores Corp...............................        23,100       760,856
 *Ansoft Corp..........................................        11,400        61,987
 *Ansys, Inc...........................................        16,700       164,912
 *Antec Corp...........................................        34,050       632,053
 *Aphton Corp..........................................        12,800       170,400
 Apogee Enterprises, Inc...............................        27,600       339,825
 *Apple Orthodontix, Inc...............................        10,000        58,750
 Applebees International, Inc..........................        30,300       620,203
 *#Applied Digital Access, Inc.........................        10,000        24,375
 *Applied Extrusion Technologies, Inc..................        11,000        86,625
 *Applied Graphics Technologies, Inc...................        22,300       287,809
 *Applied Imaging Corp.................................         5,900        12,169
 Applied Industrial Technologies, Inc..................        24,850       347,900
 *Applied Innovation, Inc..............................        14,200        52,362
 *Applied Magnetics Corp...............................        21,700       161,394
 *Applied Microsystems Corp............................         4,800        18,600
 *Applied Science & Technology, Inc....................         6,800        60,775
 *Applied Signal Technologies, Inc.....................         7,700        93,362
 *#Applix, Inc.........................................         8,000        33,750
 *Apria Healthcare Group, Inc..........................        51,100       357,700
 *Aqua Alliance, Inc...................................        47,800        95,600
 *Aquagenix, Inc.......................................         3,200         1,450
 Aquarion Co...........................................         4,400       165,275
 *Aquila Biopharmaceuticals, Inc.......................         6,330        18,199
 Aquila Gas Pipeline Corp..............................        28,700       243,950
 *Arabian Shield Development Co........................           200           275
 *Aradigm Corp.........................................        10,600       146,412
 *Arcadia Financial, Ltd...............................        39,100       139,294
 Arch Coal, Inc........................................         7,200       138,150
 *#Arch Communications Group, Inc......................        17,600        20,900
 Arctic Cat, Inc.......................................        20,100       209,794
 *Ardent Software, Inc.................................        14,138       248,740
 *Area Bancshares Corp.................................         1,000        27,031
 Argonaut Group, Inc...................................        21,500       533,469
 *#Argosy Gaming Corp..................................        20,600        50,212
 *Ariad Pharmaceuticals, Inc...........................        16,300        34,128
 *#Ariel Corp..........................................         9,300        24,994
 *Ark Restaurants Corp.................................         2,700        29,025
 *Arkansas Best Corp...................................        17,600       103,950
 Arm Financial Group, Inc. Class A.....................        19,100       410,650
 *Armco, Inc...........................................        97,100       382,331
 *Armor Holdings, Inc..................................        10,400       110,500
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Arnold Industries, Inc................................        23,400  $    334,912
 *Aronex Pharmaceuticals, Inc..........................        15,700        45,628
 *Arqule, Inc..........................................        12,800        77,200
 *Arrhythmia Research Technology, Inc..................         1,800         2,025
 *Arrow Automotive Industries, Inc.....................         1,000         1,375
 Arrow Financial Corp..................................         4,042       106,355
 Arrow International, Inc..............................        20,900       592,384
 *Artecon, Inc.........................................         4,200         7,875
 *Artesyn Technologies, Inc............................        38,900       657,653
 *Arthrocare Corp......................................         8,000       125,000
 *Artisoft, Inc........................................        13,100        39,709
 *#Artra Group, Inc....................................         6,000        16,500
 *Arts Way Manufacturing Co., Inc......................           200         1,162
 *Asahi/Amer, Inc......................................         2,400        11,100
 *Asante Technologies, Inc.............................         7,200        15,975
 *Ascent Entertainment Group, Inc......................        26,800       219,425
 *Ashworth, Inc........................................        13,300        76,475
 *Aspen Technology, Inc................................        23,900       333,853
 *Assisted Living Concepts, Inc........................        13,800       172,500
 *Associated Group, Inc. Class A.......................           200         7,487
 *Astea International, Inc.............................        12,100        24,200
 *Astec Industries, Inc................................         7,200       371,700
 Astro-Med, Inc........................................         4,500        24,187
 *Astronics Corp.......................................         2,612        28,079
 *Asyst Technologies, Inc..............................        10,900       221,747
 Atalanta Sosnoff Capital Corp.........................         7,700        68,819
 *Atchison Casting Corp................................         9,200        86,250
 *Athey Products Corp..................................         2,940         9,555
 *Atlantic American Corp...............................        17,000        70,125
 *Atlantic Bank and Trust Co...........................         2,000        27,875
 *Atlantic Coast Airlines, Inc.........................        17,100       432,844
 *Atlantic Premium Brands, Ltd.........................         2,000         4,000
 *Atlantis Plastics, Inc...............................         3,300        26,400
 *Atlas Air, Inc.......................................        20,200       934,250
 Atrion Corp...........................................         1,950        16,697
 *#Atrix Labs, Inc.....................................        10,200       114,112
 *Atwood Oceanics, Inc.................................        12,300       230,625
 *Au Bon Pain, Inc. Class A............................        11,100        69,028
 *Audiovox Corp. Class A...............................        13,900        89,481
 *Audits & Surveys Worldwide, Inc......................         5,100        11,475
 *Ault, Inc............................................         3,900        26,203
 *Aura Systems, Inc....................................        48,000        64,500
 *Aurora Biosciences Corp..............................         6,000        30,375
 *Auspex Systems, Inc..................................        25,000        93,750
 Authentic Fitness Corp................................        23,000       368,000
 *#Autobond Acceptance Corp............................         5,900        22,862
 Autocam Corp..........................................         4,560        63,982
 *Autocyte, Inc........................................         9,000        35,156
 *Autoimmune, Inc......................................        13,100        25,381
 *Autologic Information International, Inc.............         2,300         9,487
 *Automobile Protection Corp...........................        10,500        95,156
 *Autonomous Technologies Corp.........................         9,500        44,234
 *Autote Corp. Class A.................................        28,758        59,313
 Avado Brands, Inc.....................................        33,200       254,187
 *Avalon Holding Corp. Class A.........................         1,550        12,109
 *Avanir Pharmaceuticals Class A.......................        25,300        65,227
 *Avant Corp...........................................        32,700       546,703
 *Avant Immunotherapeutics, Inc........................        29,975        39,342
 *Avatar Holdings, Inc.................................         5,500        88,687
 *Avatex Corp..........................................         6,300         4,725
 *Avecor Cardiovascular, Inc...........................         6,200        75,562

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Avert, Inc............................................         1,300  $      6,012
 *Aviall, Inc..........................................        17,700       214,612
 *Aviation Sales Co....................................        12,457       460,909
 *Avid Technology, Inc.................................        22,100       526,947
 *Avigen, Inc..........................................         6,600        22,481
 *Avondale Financial Corp..............................         2,800        38,150
 *Avondale Industries, Inc.............................        11,600       319,000
 *Avteam, Inc. Class A.................................         7,000        38,500
 *Aware, Inc...........................................        18,000       361,125
 *Axent Technologies, Inc..............................        24,800       650,225
 *Axiohm Transaction Solutions, Inc....................         5,832        27,337
 *Axsys Technologies, Inc..............................         2,500        34,922
 *Axys Pharmaceuticals, Inc............................        30,100       170,253
 *Aydin Corp...........................................         3,100        30,031
 *Aztar Corp...........................................        45,200       228,825
 Aztec Manufacturing Co................................         5,000        49,687
 *BA Merchant Services, Inc. Class A...................        10,500       175,875
 *BCT International, Inc...............................         2,700         6,159
 *BEI Electronics, Inc.................................         6,000        10,500
 BEI Technologies, Inc.................................         5,100        62,475
 *BFX Hospitality Group, Inc...........................         4,600         7,475
 BHA Group Holdings, Inc. Class A......................         5,856        80,886
 *BI, Inc..............................................         6,400        47,200
 *BLC Financial Services, Inc..........................         5,000        11,250
 BMC Industries, Inc...................................        26,700       165,206
 *BRC Holdings, Inc....................................        12,700       241,300
 BSB Bancorp, Inc......................................         8,600       248,325
 BT Financial Corp.....................................         9,470       261,609
 *BTG, Inc.............................................         7,900        52,337
 *BTU International, Inc...............................         6,500        22,953
 *#BWAY Corp...........................................         4,800        78,300
 *Back Bay Restaurant Group, Inc.......................         2,700        23,962
 Badger Meter, Inc.....................................         1,800        65,250
 *Badger Paper Mills, Inc..............................         1,000         8,000
 Bairnco Corp..........................................         8,300        59,137
 Baker (J.), Inc.......................................        12,500        61,328
 *Baker (Michael) Corp.................................         3,900        36,075
 *Balanced Care Corp...................................         2,000        14,000
 Balchem Corp..........................................         1,800        12,262
 Baldor Electric Co....................................        11,733       233,927
 Baldwin Piano & Organ Co..............................         1,300        13,000
 *Baldwin Technology, Inc. Class A.....................        12,100        69,575
 *Ballantyne Omaha, Inc................................        11,550        88,069
 Ballard Medical Products..............................        27,400       595,950
 *#Bally Total Fitness Holding Corp....................        23,675       560,802
 *Baltek Corp..........................................         1,500        15,750
 Bancfirst Ohio Corp...................................         5,100       148,537
 *Bancinsurance Corp...................................         4,100        22,294
 Bancorp Connecticut, Inc..............................         4,100        73,031
 *BancTec, Inc.........................................        20,896       275,566
 Bandag, Inc...........................................         9,800       346,675
 Bandag, Inc...........................................         3,000        96,562
 *Bangor Hydro-Electric Co.............................         6,500        78,812
 Bank of Granite Corp..................................         9,450       269,620
 *Bank Plus Corp.......................................        17,400        72,862
 *Bank United Financial Corp. Class A..................        15,300       131,006
 Bank West Financial Corp..............................         1,600        16,300
 BankAtlantic Bancorp, Inc. Class A....................         8,600        58,050
 BankAtlantic Bancorp, Inc. Class B....................        12,171        96,607
 BankNorth Group, Inc. DE..............................        12,500       415,625
 *Banner Aerospace, Inc................................        18,200       161,525
 *Banyan System, Inc...................................        18,100       141,406
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Barnes Group, Inc.....................................        17,900  $    553,781
 *Barnett, Inc.........................................        14,600       185,237
 *Barnwell Industries, Inc.............................           400         4,625
 *Barra, Inc...........................................        12,200       317,962
 *Barrett Business Services, Inc.......................         4,100        36,259
 *Barringer Technologies, Inc..........................         5,500        47,008
 *Barry (R.G.) Corp....................................         8,832       104,880
 *#Base Ten Systems, Inc. Class A......................         8,600        25,666
 *Basin Exploration, Inc...............................        12,500       144,531
 Bassett Furniture Industries, Inc.....................        11,800       297,950
 Battle Mountain Gold Co...............................        97,900       458,906
 Bay State Gas Co......................................         7,600       300,200
 #Bay View Capital Corp................................        18,200       381,062
 *Bayard Drilling Technologies, Inc....................        10,296        51,480
 *Baycorp Holdings, Ltd................................         5,500        26,125
 Bayonne Bancshares, Inc...............................         6,400       105,600
 *Bayou Steel Corp. Class A............................         9,600        44,400
 *Be Aerospace, Inc....................................        20,500       486,234
 Beauticontrol Cosmetics, Inc..........................         5,400        32,400
 *Beazer Homes USA, Inc................................         6,000       143,250
 *Bel Fuse, Inc. Class A...............................         1,750        48,891
 *Bel Fuse, Inc. Class B...............................         1,750        41,453
 *Belco Oil & Gas Corp.................................        31,600       177,750
 Belden, Inc...........................................        19,900       335,812
 *Bell and Howell Co...................................        21,000       708,750
 *Bell Industries, Inc.................................         7,620        79,534
 *Bell Microproducts, Inc..............................         8,800        81,125
 *Bellwether Exploration Co............................        14,100        78,431
 *Ben & Jerry's Homemade, Inc. Class A.................         5,100       101,841
 *Benchmark Electronics, Inc...........................         9,300       232,500
 *Benihana, Inc........................................         1,000        10,875
 *Bentley Pharmaceuticals, Inc.........................         3,160         5,135
 *Benton Oil & Gas Co..................................        29,600       111,000
 Berkshire Gas Co......................................         1,000        23,000
 *Berlitz International, Inc...........................         4,700       139,237
 Berry Petroleum Corp. Class A.........................        19,000       247,000
 *Big 4 Ranch, Inc.....................................         3,200             0
 *Big Flower Holdings, Inc.............................        16,800       410,550
 *Billing Information Concepts Corp....................        33,900       426,928
 Bindley Western Industries, Inc.......................        17,766       686,212
 Binks Sames Corp......................................         1,500        22,500
 *Bio Technology General Corp..........................        48,300       321,497
 *#Bio Vascular, Inc...................................         8,100        33,919
 *Bioanalytical Systems, Inc...........................         4,000        18,750
 *Biocryst Pharmaceuticals, Inc........................        14,000        92,750
 *Biofield Corp........................................         9,000        15,750
 *Bio-Logic Systems Corp...............................         2,100         6,562
 *#Biomatrix, Inc......................................         9,400       456,487
 *Bionx Implants, Inc..................................         6,300        57,487
 *Bio-Plexus, Inc......................................         2,700         7,425
 *Bio-Rad Laboratories, Inc. Class A...................         8,300       176,375
 *Biosite Diagnostics, Inc.............................        10,000        82,500
 *Biosource International, Inc.........................         8,700        26,236
 *Biospecifics Technologies Corp.......................         3,000        11,906
 *#Biospherics, Inc....................................         6,500        37,375
 Birmingham Steel Corp.................................        31,800       155,025
 *Black Box Corp.......................................        15,300       536,456
 *Black Hawk Gaming & Development, Inc.................         3,600        29,925
 Black Hills Corp......................................        19,550       482,641
 Blair Corp............................................         6,700       118,087

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Blanch (E.W.) Holdings, Inc...........................        11,500  $    460,719
 Blimpie International.................................         8,600        18,812
 *Blonder Tongue Laboratories, Inc.....................         7,500        59,062
 *Bluegreen Corp.......................................        18,395       126,466
 Bob Evans Farms, Inc..................................         1,400        33,994
 *Boca Research, Inc...................................         7,900        16,787
 *#Bogen Communications International, Inc.............         1,400         9,494
 *Bolder Technologies Corp.............................         8,600        77,131
 *Bolle, Inc...........................................         4,161        13,913
 *Bolt Technology Corp.................................         4,500        33,750
 *Bombay Co., Inc......................................        37,900       187,131
 *Bonded Motors, Inc...................................         1,800        12,487
 *Bone Care International, Inc.........................         2,250        24,328
 *Bontex, Inc..........................................           200           403
 *Bon-Ton Stores, Inc..................................        10,800        83,700
 *Books-a-Million, Inc.................................        15,400       453,337
 *Boole & Babbage, Inc.................................        25,362       802,866
 *Borg-Warner Security Corp............................        23,500       430,344
 Boston Acoustics, Inc.................................         3,750        93,398
 *Boston Beer Company, Inc. Class A....................         6,300        53,550
 *Boston Biomedical, Inc...............................         3,300         9,281
 *Boston Chicken, Inc..................................        27,200        18,275
 *Boston Communications Group, Inc.....................        11,000       110,344
 Bostonfed Bancorp, Inc................................         3,800        70,300
 Bowne & Co., Inc......................................        34,600       579,550
 *Boyd Gaming Corp.....................................        61,800       224,025
 *Bradley Pharmaceuticals, Inc. Class A................         1,500         1,852
 Brady (W.H.) Co. Class A..............................        20,700       531,731
 *Brauns Fashions Corp.................................         3,200        26,000
 *Brazos Sportswear, Inc...............................           230           144
 *#Breed Technologies, Inc.............................        36,800       248,400
 Brenton Banks, Inc....................................        17,088       306,516
 *Brewer (C.) Homes, Inc. Class A......................         1,800           534
 *Bridgeport Macs, Inc.................................         5,100        40,481
 Bridgford Foods Corp..................................         4,075        52,848
 *Brightpoint, Inc.....................................        46,700       707,797
 *Brilliant Digital Entertainment, Inc.................         7,000        16,187
 *Brite Voice Systems, Inc.............................        12,100        96,800
 *Britesmile, Inc......................................         6,100         7,244
 Broad National Bancorporation.........................         3,326        61,947
 *Broadband Technologies, Inc..........................        10,600        48,031
 *Broadvision, Inc.....................................        24,200       645,081
 *Broadway & Seymour, Inc..............................         8,300        24,381
 *Brookdale Living Communities.........................         8,600       144,050
 #Brooke Group, Ltd....................................        18,400       345,000
 *Brooks Automation, Inc...............................         8,000       126,500
 *Brookstone, Inc......................................         8,000       120,500
 *Brooktrout Technology, Inc...........................         9,300       145,312
 *Brothers Gourmet Coffees, Inc........................         6,771           271
 *Brown & Sharpe Manufacturing Co. Class A.............        11,500        76,187
 *Brown (Tom), Inc.....................................        26,300       264,644
 Brown Group, Inc......................................        18,000       322,875
 *Brunswick Technologies, Inc..........................         4,600        24,150
 Brush Wellman, Inc....................................        14,900       240,262
 *Brylane, Inc.........................................        16,600       263,525
 Bryn Mawr Bank Corp...................................           800        22,100
 *Buckeye Technology, Inc..............................        22,400       436,800
 *Buckhead America Corp................................           900         4,837
 *Buckle, Inc..........................................        19,800       507,375
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Budget Group, Inc....................................        20,200  $    252,500
 *Buffets, Inc.........................................        45,686       533,955
 *Builders Transport, Inc..............................         1,800            11
 *Building Materials Holding Corp......................        10,600       131,506
 *Bull Run Corp. GA....................................        21,300        71,222
 Burlington Coat Factory Warehouse Corp................        17,180       249,110
 *Burlington Industries, Inc...........................        40,000       417,500
 *Burr Brown Corp......................................        28,062       662,088
 *Bush Boake Allen, Inc................................        17,400       593,775
 Bush Industries, Inc. Class A.........................         9,000       147,375
 *Business Resource Group..............................         2,400         6,900
 *Butler International, Inc............................         4,100        88,150
 Butler Manufacturing Co...............................         5,400       125,550
 C & D Technologies, Inc...............................         9,200       266,800
 *CATS Software, Inc...................................         6,200        26,931
 *C-COR Electronics, Inc...............................         6,800        97,325
 *C-Cube Microsystems, Inc.............................        33,400       876,750
 *#C-Phone Corp........................................         6,400        18,100
 *C.P. Clare Corp......................................         9,400        68,150
 *CB Richard Ellis Services, Inc.......................        18,900       335,475
 *CCA Industries, Inc..................................         4,300         6,181
 *CCC Information Services Group, Inc..................        24,100       265,853
 *CDI Corp.............................................        17,900       479,944
 *CE Software Holdings, Inc............................           580         2,646
 *CEM Corp.............................................         3,800        39,425
 *CET Environmental Services, Inc......................         3,500         4,812
 *CFI Proservices, Inc.................................         3,000        33,750
 *CFM Technologies, Inc................................         7,100        62,347
 CFSB Bancorp, Inc.....................................         2,415        56,224
 CFW Communications Co.................................        11,700       243,506
 *CKS Group, Inc.......................................        13,700       462,375
 *CMC Industries, Inc..................................         5,200        32,987
 CMI Corp. Class A.....................................        17,800       162,425
 CMP Media Group, Inc..................................        29,200       523,775
 *CMP Media, Inc. Class A..............................         6,400        74,800
 *CNA Surety Corp......................................        34,700       509,656
 *#CNET, Inc...........................................         4,500       237,516
 *CNS Income...........................................        16,600        78,850
 *CPAC, Inc............................................         5,020        47,376
 CPB, Inc..............................................         6,800       117,725
 *CPI Aerostructures, Inc..............................           200           312
 CPI Corp..............................................         8,000       171,000
 *CPS Systems, Inc.....................................         7,000         7,000
 *CSP, Inc.............................................         2,783        21,916
 *CSS Industries, Inc..................................         9,300       274,931
 *CTB International Corp...............................         2,000        17,000
 *#CTC Communications Corp. Class 1....................         9,000        64,969
 CTG Resources, Inc....................................         6,400       160,800
 CTS Corp..............................................        16,400       578,100
 *CUNO, Inc............................................        14,500       214,781
 CVB Financial Corp....................................        13,545       330,159
 *Cable Design Techologies Corp........................        27,225       501,961
 Cabot Oil & Gas Corp. Class A.........................        24,900       384,394
 *Cache, Inc...........................................         7,625        35,742
 *Caci International, Inc. Class A.....................         8,600       159,637
 *Cade Industries, Inc.................................        19,800        46,716
 *Cadiz, Inc...........................................        29,800       264,475
 Cadmus Communications Corp............................         5,800        94,975
 *Cadus Pharmaceutical Corp............................         8,700        22,566
 *Caere Corp...........................................        10,600       142,106
 Cagle's, Inc. Class A.................................         2,000        40,500

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Cal Dive International, Inc..........................         5,000  $     82,187
 *#Calcomp Technology, Inc.............................        33,000        48,469
 Calgon Carbon Corp....................................        28,900       209,525
 *Caliber Learning Network, Inc........................        10,000        48,750
 *#California Amplifier, Inc...........................         7,000        19,469
 *California Coastal Comm, Inc.........................         9,500        65,016
 *#California Culinary Academy, Inc....................         1,200         9,375
 *California Micro Devices Corp........................         8,400        22,575
 *California Microwave, Inc............................        15,000       183,750
 California Water Service Group........................        10,400       271,050
 *Callon Petroleum Co..................................         9,600       123,000
 *Calloways Nursery, Inc...............................         1,200         1,312
 Cal-Maine Foods, Inc..................................        10,800        53,662
 Calmat Co.............................................        20,900       642,675
 *Calumet Bancorp, Inc.................................         1,650        45,684
 Cambrex Corp..........................................        21,700       607,600
 *Cambridge Heart, Inc.................................        10,800        60,750
 *Cameron Ashley Building Products, Inc................         8,400       107,100
 Cameron Financial Corp................................         1,300        21,369
 *Candela Laser Corp...................................         3,800        21,850
 *Candies, Inc.........................................        13,800        39,459
 *Canisco Resources, Inc...............................           500         1,094
 *Cannon Express, Inc. Class A.........................           900         5,175
 *Cannondale Corp......................................         6,900        68,784
 *Cantel Industries, Inc. Class B......................         3,100        21,312
 Cape Cod Bank & Trust Co..............................         6,400       127,600
 *Capital Factors Holding, Inc.........................         1,100        19,112
 *Capital Pacific Holdings, Inc........................        11,600        34,075
 Capital Re Corp.......................................        17,000       335,750
 *Capital Senior Living Corp...........................         1,500        18,562
 Capitol Bancorp, Ltd..................................         3,089        79,349
 Capitol Transamerica Corp.............................        10,050       177,131
 Caraustar Industries, Inc.............................        22,900       610,428
 *Carbide/Graphite Group, Inc..........................         7,800        99,450
 Carbo Ceramics, Inc...................................         4,000        83,625
 *Cardiac Pathways Corp................................        10,000        47,187
 *Cardiotech International, Inc........................         2,101         2,758
 *Cardiovascular Diagnostics...........................         6,100        35,456
 *Cardiovascular Dynamics, Inc.........................         8,488        35,013
 *#Carematrix, Inc.....................................        15,800       442,400
 *Caretenders Healthcorp...............................         1,600         4,500
 *#Caribiner International, Inc........................        21,900       203,944
 *Carleton Corporation.................................         1,100         2,269
 *Carmike Cinemas, Inc. Class A........................         8,700       174,000
 Carolina First Corp...................................        15,710       390,295
 *Carreker-Antinori, Inc...............................        15,000        80,625
 *Carr-Gottstein Foods Co..............................         7,654        86,586
 *Carriage Services, Inc. Class A......................         8,600       218,225
 *#Carrington Laboratories, Inc........................         7,100        19,192
 *Carson, Inc..........................................           500         1,437
 Carter-Wallace, Inc...................................        32,900       583,975
 Cascade Corp..........................................        10,700       149,800
 Cascade Natural Gas Corp..............................         9,900       181,294
 *Casella Waste Systems, Inc. Class A..................        12,800       399,600
 Casey's General Stores, Inc...........................        36,800       508,300
 Cash America International, Inc.......................        22,600       381,375
 *Casino Data Systems..................................        14,400        28,350
 *Castle & Cooke, Inc..................................        17,200       268,750
 Castle (A.M.) & Co....................................        13,037       250,962
 *Castle Dental Centers, Inc...........................         1,700        10,678
 Castle Energy Corp....................................         2,400        45,900
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Catalina Lighting, Inc...............................         5,100  $     11,156
 *Catalyst International, Inc..........................        14,800       151,237
 *Catalytica, Inc......................................        31,700       569,609
 Cathay Bancorp, Inc...................................         1,100        42,247
 *Catherines Stores Corp...............................         6,300        65,756
 Cato Corp. Class A....................................        21,300       288,216
 Cavalier Homes, Inc...................................        18,060       195,274
 *Cec Entertainment Inc................................         7,200       213,300
 *Celadon Group, Inc...................................         6,000        78,937
 *Celebrity, Inc.......................................         5,200         3,900
 *Celeritek, Inc.......................................         5,000        15,000
 *Celestial Seasonings, Inc............................         6,600       164,587
 *Celgene Corp.........................................        14,200       118,925
 *#Cell Genesys, Inc...................................        28,452       137,814
 *Cell Pathways, Inc...................................         4,829        57,495
 *Cellegy Pharmaceuticals, Inc.........................         7,100        31,062
 *#Cellnet Data Systems, Inc...........................        41,900       243,544
 *Cellstar Corp........................................        59,000       383,500
 *#Cel-Sci Corp........................................         2,500         5,937
 Cenit Bancorp, Inc....................................         2,800        52,675
 *Centennial Bancorp...................................        13,694       242,641
 *Centennial Cellular Corp. Class A....................        12,400       497,162
 *Centennial Healthcare Corp...........................         9,500       145,766
 Centex Construction Products, Inc.....................         4,700       166,850
 *Centigram Communications Corp........................         5,200        38,675
 Central Co-Operative Bank Somerville, MA..............           700        12,294
 *Central Garden & Pet Co..............................        24,700       397,516
 Central Hudson Gas & Electric Corp....................        11,200       452,900
 *Central Reserve Life Corp............................         2,100        18,769
 *Central Sprinkler Corp...............................         4,000        36,000
 Central Vermont Public Service Corp...................        10,300       107,506
 Centris Group, Inc....................................        11,400       116,850
 *Centura Software Corp................................         8,600         9,944
 Century Aluminum Co...................................        18,000       153,281
 Century Bancorp Income Class A........................         1,000        19,750
 *Century Business Services, Inc.......................        46,800       631,800
 *Century Communications Corp. Class A.................         2,500        61,016
 *Cephalon, Inc........................................        28,600       217,181
 *Ceradyne, Inc........................................         6,900        28,031
 Cerberonics, Inc. Class A.............................           200         1,569
 *Cerion Technologies, Inc.............................         3,500         1,039
 *Cerner Corp..........................................        19,700       517,741
 *Cerprobe Corp........................................         7,300       105,394
 *Chad Therapeutics....................................         8,000        14,000
 Champion Industries, Inc..............................         8,462        84,884
 *Charming Shoppes, Inc................................        99,000       414,562
 *Chart House Enterprises, Inc.........................        10,600        53,000
 Chart Industries, Inc.................................        20,025       153,942
 *Charter Federal Savings Bank (Escrow)................         2,100             0
 Chartwell Re Corp.....................................         8,700       240,337
 Chase Corp............................................         4,500        58,500
 *Chase Industries, Inc................................         9,000       105,187
 *Chattem, Inc.........................................         9,200       391,575
 *Chaus (Bernard), Inc.................................         9,400        27,025
 *Check Technology Corp................................         4,400        13,750
 *Checkfree Holdings Corp..............................        12,000       196,500
 *Checkpoint System, Inc...............................        31,900       428,656
 *Cheesecake Factory, Inc..............................        18,050       465,916
 Chemed Corp...........................................         9,100       308,262

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Chemfab Corp.........................................         5,850  $    131,625
 Chemfirst, Inc........................................        13,600       256,700
 Chemical Financial Corp...............................         7,386       317,598
 *Cherry Corp. Class A.................................         3,000        44,062
 *Cherry Corp. Class B.................................         1,800        26,887
 *Chesapeake Biological Laboratories, Inc. Class A.....         3,600        15,975
 Chesapeake Energy Corp................................        94,570       130,034
 Chesapeake Utilities Corp.............................         3,700        64,750
 Chester Valley Bancorp................................           302         8,616
 Chic by His, Inc......................................         9,800        44,712
 Chicago Rivet & Machine Co............................           200         5,800
 *Chicos Fas, Inc......................................         8,200       179,887
 *#Childrens Broadcasting Corp.........................         4,700        14,834
 *Children's Comprehensive Services, Inc...............         8,650       107,855
 *Childrens PL Retail Stores, Inc......................        11,500       213,469
 *Childtime Learning Centers, Inc......................         3,300        46,612
 Chiquita Brands International, Inc....................        12,292       138,285
 *Chirex, Inc..........................................        10,600       192,787
 Chittenden Corp.......................................        14,366       434,571
 *Chock Full O' Nuts Corp..............................        10,130        67,111
 *Choice Hotels International, Inc.....................        12,000       137,250
 *Cholestech Corp......................................        10,300        42,487
 *Christiana Companies, Inc............................         9,000       187,594
 *Chromcraft Revington, Inc............................         3,400        56,525
 *Chronimed, Inc.......................................        12,100       123,647
 *Chrysalis International Corp.........................         9,100         3,555
 Church & Dwight Co., Inc..............................        17,500       604,844
 *Chyron Corp..........................................        27,600        74,175
 *Cidco, Inc...........................................        12,600        36,028
 Cilcorp, Inc..........................................         4,000       242,000
 *Cima Laboratories, Inc...............................         8,600        27,681
 *Ciprico, Inc.........................................         3,300        24,441
 Circle International, Inc.............................        14,700       245,306
 *Circon Corp..........................................         7,390       108,079
 *Circuit Systems, Inc.................................         2,600         9,628
 *Cirrus Logic, Inc....................................        61,200       755,437
 *Citadel Holding Corp.................................         5,300        19,544
 *Citation Computer System, Inc........................         2,200         5,087
 *Citation Corp........................................        16,100       225,400
 Citizens Banking Corp.................................         4,100       133,891
 *Citizens, Inc. Class A...............................        16,700        97,069
 City Holding Co.......................................         4,542       151,589
 *Civic Bancorp........................................         2,835        40,753
 Clarcor, Inc..........................................        24,350       458,084
 *Clarify, Inc.........................................        19,500       352,219
 *Clark (Dick) Productions, Inc........................         3,360        49,140
 *Clean Harbors, Inc...................................         9,300        15,984
 *Clearview Cinema Group, Inc..........................         2,000        47,750
 Cleveland Cliffs, Inc.................................        10,200       388,237
 *Cliffs Drilling Co...................................        14,300       226,119
 *Clintrials Research, Inc.............................        15,900        55,153
 *#Closure Medical Corp................................        11,900       276,675
 Coachmen Industries, Inc..............................        15,100       339,750
 *Coast Dental Services, Inc...........................         5,300        60,784
 *Coast Distribution System............................         4,000         8,000
 Coastal Bancorp, Inc..................................         5,250       100,406
 *Coastcast Corp.......................................         8,200        64,575
 *Cobra Electronic Corp................................         6,200        27,125
 Coca-Cola Bottling Co. Consolidated...................         5,200       303,225
 *#Cocensys, Inc.......................................        17,600        10,175
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Code-Alarm, Inc......................................           800  $        625
 *Coeur d'Alene Mines Corp. ID.........................        19,700        99,731
 *Coffee People, Inc...................................         3,000         6,187
 *Cognex Corp..........................................        33,300       548,409
 *Cognitronics Corp....................................         2,500        24,687
 *Cognizant Technology Solutions Corp..................         2,000        43,375
 *Coherent, Inc........................................        23,700       297,731
 *Cohesion Technologies, Inc...........................         6,300        24,806
 *Coho Energy, Inc.....................................        23,000       101,344
 *#Cohr, Inc...........................................         5,100        15,141
 Cohu, Inc.............................................         8,200       185,781
 *Coinmach Laundry Corp................................        12,600       206,325
 *#Coinstar, Inc.......................................        12,800        84,800
 *Cold Metal Products, Inc.............................         3,500         9,844
 *#Coldwater Creek, Inc................................         8,300       100,119
 *Cole (Kenneth) Productions, Inc. Class A.............         5,700       103,669
 *Cole National Corp. Class A..........................        15,300       236,194
 *Coleman, Inc.........................................         1,400        13,387
 *Collaborative Clinical Research, Inc.................         3,700        10,984
 Collagen Corp.........................................         6,300        60,637
 *Collagenex Pharmaceuticals, Inc......................         7,700        89,031
 *Collins & Aikman Corp................................        64,000       340,000
 Collins Industries, Inc...............................         6,500        27,828
 #Colonial Gas Co......................................         8,050       278,731
 *Colorado MEDtech, Inc................................         9,700        86,997
 *Columbia Banking System, Inc.........................         8,979       177,616
 *#Columbia Laboratories, Inc..........................        28,700       107,625
 *Columbus Energy Corp.................................         2,987        19,415
 Columbus McKinnon Corp................................        12,400       224,750
 *Com21, Inc...........................................         5,000        89,531
 *Comarco, Inc.........................................         3,400        76,925
 *Comdial Corp.........................................         6,900        62,316
 *Comforce Corp........................................        13,877        74,589
 *Command Systems, Inc.................................         2,000         5,281
 Commercial Bancshares, Inc............................         1,433        33,496
 Commercial Bank of New York...........................         4,200        60,112
 Commercial Intertech Corp.............................        11,400       180,262
 Commercial Metals Co..................................        13,400       339,187
 Commercial National Financial Corp....................         1,300        52,162
 *Commodore Applied Technologies, Inc. (Private
   Placement)..........................................        13,902         7,820
 Commonwealth Bancorp, Inc.............................        14,500       223,391
 Commonwealth Energy System............................        15,100       581,350
 Commonwealth Industries, Inc..........................        14,400       137,700
 *Commscope, Inc.......................................        38,000       577,125
 Communications Systems, Inc...........................         8,100       104,287
 Community Bank System, Inc............................         6,100       177,662
 #Community Bankshares, Inc............................           200         2,725
 Community Financial Corp..............................         1,200        15,600
 #Community Financial Group, Inc.......................         2,000        25,375
 Community First Brokerage Co..........................         1,200        49,050
 Community Savings Bankshares, Inc.....................         3,900        90,431
 Community Trust Bancorp, Inc..........................         8,040       187,432
 *Community West Bancshares............................         3,600        35,325
 *Comnet Cellular, Inc.................................        20,400       211,650
 *Compass International Services Corp..................         8,000        77,750
 *Compdent Corp........................................         8,100        84,291
 *Competitive Technologies, Inc........................         4,200        21,000
 *Complete Business Solutions, Inc.....................         8,322       205,449
 *#Comprehensive Care Corp.............................         2,500         8,906

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Comptek Research, Inc................................         3,200  $     28,400
 *Compucom Systems, Inc................................        44,100       168,131
 *#Computer Learning Centers, Inc......................        15,600        99,937
 *Computer Manangement Sciences, Inc...................        13,100       232,934
 *Computer Motion, Inc.................................         7,300        67,753
 *Computer Network Technology Corp.....................        22,100       155,391
 *Computer Outsourcing Services, Inc...................         2,900        28,637
 Computer Task Group, Inc..............................        18,700       504,900
 *Comshare, Inc........................................         8,900        38,381
 *Comstock Resources, Inc..............................        22,800        84,075
 *Comtech Telecommunications Corp......................         1,000         8,937
 *Concentra Corp.......................................         3,700        25,437
 *Concentra Managed Care, Inc..........................        44,000       511,500
 *Concord Camera Corp..................................         9,900        54,141
 *Concord Fabrics, Inc. Class A........................           700         4,375
 *Concurrent Computer Corp.............................        44,800       151,200
 *Condor Technology Solutions, Inc.....................         3,000        29,250
 *Conductus, Inc.......................................         4,900         7,503
 *Cone Mills Corp. NC..................................        27,900       127,294
 *Congoleum Corp. Class A..............................         3,200        28,600
 *Conmed Corp..........................................        15,075       410,794
 Connecticut Energy Corp...............................         9,200       257,025
 Connecticut Water Services, Inc.......................         3,600       100,125
 *Connitics Corp.......................................        15,500        62,484
 *Consep, Inc..........................................         4,300         5,375
 *Consilium, Inc.......................................         6,900        43,556
 *Conso Products Co....................................         5,000        29,219
 *Consolidated Delivery and Logistics, Inc.............         6,000        19,687
 *Consolidated Freightways Corp........................        20,700       260,044
 *Consolidated Graphics, Inc...........................         7,400       425,962
 *Consolidated Products, Inc...........................        18,661       386,049
 Consolidated Tokoma Land Co...........................         3,100        39,912
 *Consumer Portfolio Services, Inc.....................        13,100        56,494
 Consumers Water Co....................................         6,300       195,694
 *ContiFinancial Corp..................................        37,000       205,812
 *Continucare Corp.....................................        12,400        31,775
 *#Converse, Inc.......................................        13,900        30,406
 Cooker Restaurant Corp................................         9,200        52,900
 *Cooper Companies, Inc................................        13,400       284,750
 *Cooperative Bankshares, Inc..........................         1,400        20,825
 *Copart, Inc..........................................        10,500       248,062
 *Copley Pharmaceutical, Inc...........................        17,300       139,481
 *#Copytele, Inc.......................................        52,100        78,964
 *Cor Therapeutics, Inc................................        24,100       282,422
 *Coram Healthcare Corp................................        35,563        66,681
 *Core Materials Corp..................................         7,700        20,694
 *Core, Inc............................................         6,700        41,037
 *Cornell Corrections, Inc.............................         7,400       132,275
 *Corporate Express, Inc...............................        62,000       360,375
 *#Correctional Services Corp..........................         5,400        62,606
 *Corrpro Companies, Inc...............................         5,675        68,809
 *Cort Business Services Corp..........................        11,400       258,637
 Corus Bankshares, Inc.................................        14,600       533,812
 *Corvas International, Inc............................        12,600        34,650
 *Corvel Corp..........................................         1,000        37,250
 *Cosmetic Centers, Inc. Class C.......................           451           578
 *Cost Plus, Inc.......................................         8,800       292,600
 *Costilla Energy, Inc.................................         9,000        52,312
 *Cotelligent Group, Inc...............................        12,200       223,412
 Cotton States Life Insurance Co.......................         2,530        40,164
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Courier Corp..........................................         1,200  $     33,300
 *Covenant Transport, Inc. Class A.....................        12,600       220,106
 *Coventry Health Care, Inc............................        54,000       408,375
 Covest Bancshares, Inc................................         2,250        31,711
 *Coyote Network Systems, Inc..........................         2,172        34,752
 Craftmade International, Inc..........................         5,850        68,372
 *Craig (Jenny), Inc...................................        18,600       110,437
 *#Craig Corp..........................................         2,400        20,850
 *#Creative Biomolecules, Inc..........................        30,200        97,206
 *#Creative Computers, Inc.............................         9,100       343,809
 *Credence Systems Corp................................        19,450       382,314
 *Credit Acceptance Corp...............................        41,500       281,422
 *#Cree Research, Inc..................................        11,700       434,362
 *Crescent Operating, Inc..............................         5,000        19,141
 *Criticare Systems, Inc...............................         7,500        16,641
 Cross (A.T.) Co. Class A..............................        13,700        97,612
 Cross Timbers Oil Co..................................        39,850       453,294
 *Cross-Continent Auto Retailers, Inc..................        12,100       119,487
 *Crossman Communities, Inc............................         8,850       220,144
 *Crowley, Milner & Co.................................         1,000         4,687
 *Crown Central Petroleum Corp. Class A................         2,600        23,887
 *Crown Central Petroleum Corp. Class B................         4,700        43,475
 Crown Crafts, Inc.....................................         6,500        40,219
 *Crown Resources Corp.................................        12,400        24,800
 *Crown Vantage, Inc...................................         8,500        25,367
 *Crown-Andersen, Inc..................................         1,000         4,625
 *Cryolife, Inc........................................        12,100       137,637
 *Crystal Oil Co.......................................         1,200        46,650
 Cubic Corp............................................         8,000       164,000
 *Cubist Pharmaceuticals, Inc..........................         9,500        28,203
 Culp, Inc.............................................        13,518       118,282
 *Cunningham Graphics International, Inc...............         4,000        70,500
 *Curative Health Services, Inc........................        11,400       327,037
 Curtiss-Wright Corp...................................         9,200       343,850
 *CustomTracks Corp....................................        13,800       121,181
 *Cutter & Buck, Inc...................................         4,700       134,244
 *Cyanotech Corp.......................................        10,300        13,197
 *#Cybercash, Inc......................................        13,700       227,762
 *Cyberguard Corp......................................         6,100        18,681
 *Cyberonics, Inc......................................        15,500       168,562
 *Cyberoptics Corp.....................................         3,800        61,275
 *Cybex Corp...........................................         5,850       243,141
 *Cybex International, Inc.............................         8,700        41,869
 *#Cygnus, Inc.........................................        18,000        86,625
 *Cylink Corp..........................................        28,300       227,284
 *Cymer, Inc...........................................        28,600       429,894
 *Cypros Pharmaceutical Corp...........................        15,700        60,837
 *Cyrk, Inc............................................        13,200       115,087
 *Cytel Corp...........................................         2,142         6,560
 *Cytrx Corp...........................................         3,800         2,731
 *#Cytyc Corp..........................................        15,200       300,200
 *D & K Healthcare Resources, Inc......................         3,200        62,700
 *D A Consulting Group, Inc............................         7,000        94,062
 D&N Financial Corp....................................         7,480       172,274
 *DBT Online, Inc......................................        16,580       282,896
 *DII Group, Inc.......................................        24,900       519,009
 *DM Management Co.....................................         8,500       124,312
 *DNAP Holding Corp....................................         1,270         4,286
 *DRS Technologies, Inc................................         3,900        35,831

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *DSP Communications, Inc..............................        39,100  $    584,056
 *DSP Group, Inc.......................................         7,400       151,006
 *DSP Technology, Inc..................................           800         6,325
 DT Industries, Inc....................................        10,200       190,612
 *DVI, Inc.............................................        12,200       215,787
 *Dailey International, Inc............................         4,900         4,823
 *Daily Journal Corp...................................           200         7,200
 Dain Rauscher Corp....................................        14,800       551,300
 *Dairy Mart Convenience Stores, Inc. Class A..........         1,600         7,000
 *Daisytek International Corp..........................        18,700       291,019
 *Daktronics, Inc......................................         2,400        26,100
 *Dal-Tile International, Inc..........................        38,300       330,337
 *Damark International, Inc. Class A...................         7,200        49,725
 Dames & Moore, Inc....................................        16,200       207,562
 *Dan River, Inc. (GA) Class A.........................        18,200       147,875
 Daniel Industries, Inc................................        15,660       171,281
 *Danielson Holding Corp...............................         2,000         7,250
 *#Daou Systems, Inc...................................        15,900        59,128
 *Darling International, Inc...........................         9,900        32,794
 *Data Broadcasting Corp...............................        32,645       344,813
 *#Data Dimensions, Inc................................        11,600       148,262
 *Data General Corp....................................        44,200       801,125
 *Data I/O Corp........................................         4,900         7,962
 *Data Processing Resources Corp.......................        10,200       239,062
 *Data Race, Inc.......................................         5,000        14,922
 Data Research Association, Inc........................         4,400        60,225
 *Data Systems & Software, Inc.........................         5,200        15,925
 *Data Systems Network Corp............................           165           206
 *#Data Transmission Network Corp......................        10,100       276,172
 *Datakey, Inc.........................................         1,000         3,125
 *Datamarine International, Inc........................           200           575
 *Dataram Corp.........................................         1,400        29,750
 *Datascope Corp.......................................        14,000       306,250
 *Datastream Systems, Inc..............................        16,900       174,281
 *Dataware Technologies, Inc...........................         7,400        27,981
 *Datawatch Corp.......................................         4,600         7,259
 *Dataworks Corp.......................................        12,774       100,595
 *Datron Systems, Inc..................................         2,100        13,125
 *Datum, Inc...........................................         3,900        29,616
 *Dave and Busters, Inc................................        11,700       225,956
 *Davel Communications Group, Inc......................         2,500        48,437
 *Davox Corp...........................................        12,850        91,958
 *#Daw Technologies, Inc...............................         7,400         5,203
 *Dawson Geophysical Co................................         3,200        29,400
 *Daxor Corp...........................................         3,400        44,837
 *Day Runner, Inc......................................         9,700       215,219
 *Dayton Superior Corp. Class A........................         5,100        99,450
 Deb Shops, Inc........................................        12,200       131,150
 *Deckers Outdoor Corp.................................         7,900        16,294
 Decorator Industries, Inc.............................         2,162        18,377
 Defiance, Inc.........................................         7,600        50,825
 *Del Global Technologies Corp.........................         6,883        68,400
 Del Laboratories, Inc.................................        16,117       418,035
 *Delco Remy International, Inc........................         2,000        21,625
 *Delia's, Inc.........................................        12,000       100,125
 *Delta Financial Corp.................................        14,800        81,400
 Delta Natural Gas Co., Inc............................         1,400        25,900
 Delta Woodside Industries, Inc........................        24,700       123,500
 *Deltek Systems, Inc..................................        16,100       287,284
 Deltic Timber Corp....................................        12,800       256,000
 *Denamerica Corp......................................        12,100        12,100
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Dendrite International, Inc..........................        21,400  $    418,637
 *#Dense-Pac Microsystems, Inc.........................        13,700        16,269
 *Department 56, Inc...................................        15,800       544,112
 *Depotech Corp........................................        11,500        28,031
 *Designs, Inc.........................................        14,800         9,712
 *Detection Systems, Inc...............................         3,800        36,100
 *Detrex Corp..........................................           500         3,125
 *Detroit Diesel Corp..................................        25,100       519,256
 *Devcon International Corp............................         4,000         8,437
 *Dewolfe Companies, Inc...............................           200         1,175
 *Diagnostic Health Services, Inc......................        10,200        26,297
 Diagnostic Products Corp..............................        11,700       302,737
 *Dialogic Corp........................................        14,600       326,675
 *#Diametrics Medical, Inc.............................        21,000        87,937
 *Diamond Home Services, Inc...........................         7,300        23,497
 *Diamond Multimedia Systems, Inc......................        33,800       220,756
 *Diamond Technology Partners, Class A.................         8,200       114,287
 *Dianon Systems, Inc..................................         4,700        37,453
 *Diatide, Inc.........................................         9,500        56,406
 *Digene Corp..........................................        12,700        69,453
 *Digi International, Inc..............................        12,200       156,694
 *Digital Biometrics, Inc..............................        11,700        21,206
 *Digital Generation Systems, Inc......................        11,000        43,656
 *#Digital Lightwave, Inc..............................        19,400        41,528
 *Digital Link Corp....................................         8,900        47,977
 *Digital Microwave Corp...............................        53,700       312,131
 *Digital Power Corp...................................         1,000         2,250
 Dime Community Bancorp, Inc...........................        11,200       301,000
 Dimon, Inc............................................        41,500       339,781
 *Diodes, Inc..........................................         2,600        14,625
 *Dionex Corp..........................................        20,500       631,016
 *Discount Auto Parts, Inc.............................        14,900       371,569
 *Diversified Corporate Resources, Inc.................         2,200        12,650
 Dixie Group, Inc......................................         9,400        65,947
 *Dixon Ticonderoga Co.................................         1,700        15,087
 *Documentum, Inc......................................        14,200       599,062
 *Dollar Thrifty Automotive Group, Inc.................         2,000        25,000
 *Dominion Homes, Inc..................................         4,400        39,600
 Donegal Group, Inc....................................         3,200        43,600
 *Donna Karan International, Inc.......................        19,400       145,500
 Donnelly Corp. Class A................................         5,875        88,859
 *Donnkenny, Inc.......................................        11,300        12,359
 *Dorsey Trailers, Inc.................................         3,000         2,625
 Dover Downs Entertainment, Inc........................         2,000        22,000
 Downey Financial Corp.................................        18,676       485,576
 *Dress Barn, Inc......................................        20,800       307,450
 *Drew Industries, Inc.................................         9,400       115,150
 *Drexler Technology Corp..............................         7,100        75,437
 Dreyer's Grand Ice Cream, Inc.........................        27,200       368,050
 *Dril-Quip, Inc.......................................         2,000        28,875
 *Drug Emporium, Inc...................................        10,500        46,922
 *Drypers Corp.........................................         2,500         7,070
 *DuPont Photomasks, Inc...............................        13,700       510,325
 *Duckwall-Alco Stores, Inc............................         2,800        36,925
 *Ducommun, Inc........................................         8,900       148,519
 Duff & Phelps Credit Rating Co........................         3,200       166,800
 *#Dunn Computer Corp..................................         9,400        48,616
 *Dura Automotive Systems, Inc.........................         7,700       222,819
 *Dura Pharmaceuticals, Inc............................        15,000       194,531
 *Durakon Industries, Inc..............................         5,200        55,250
 *#Duramed Pharmaceuticals, Inc........................        16,100        70,437

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Dwyer Group, Inc.....................................         4,100  $      7,559
 *Dycom Industries, Inc................................        17,400       684,037
 Dyersburg Corp........................................        12,000        39,750
 *Dynamic Healthcare Technologies, Inc.................        13,700         7,492
 *Dynamic Materials Corp...............................         2,000        10,812
 *Dynamics Research Corp...............................         5,477        35,943
 *Dynatech Corp........................................         5,100        13,069
 E'town Corp...........................................         6,500       273,812
 *E-Z-Em, Inc. Class A.................................         2,000        13,500
 *E-Z-Em, Inc. Class B.................................         4,462        25,099
 *E. Spire Communications, Inc.........................        37,900       304,977
 *EA Engineering Science & Technology, Inc.............         5,625         6,943
 *ECC International Corp...............................         7,300        20,987
 *ECCS, Inc............................................         1,700         3,347
 *EEX Corp.............................................        12,000        42,750
 *EFI Electronics Corp.................................           800           875
 *EFTC Corp............................................        13,700        51,589
 *EIS International, Inc...............................         9,100        16,209
 *ELXSI Corp...........................................         1,800        18,562
 EMC Insurance Group, Inc..............................        10,300       128,106
 *ESCO Electronics Corp. Trust Receipts................        10,100        99,737
 *ESSEF Corp...........................................         7,744       126,808
 Eagle Bancshares, Inc.................................         4,600        83,950
 *Eagle Food Centers, Inc..............................        10,300        32,831
 *Eagle Geophysical, Inc...............................         7,700        43,312
 *#Eagle Hardware & Garden, Inc........................        26,200       740,150
 *#Eagle Point Software Corp...........................         4,500        43,312
 *Eagle USA Airfreight, Inc............................        18,300       345,412
 Easco, Inc............................................         8,200        69,187
 *East/West Communications, Inc........................         2,200         2,887
 Eastern Co............................................         3,300        85,387
 *Eastern Environment Services, Inc....................        13,400       290,612
 Eastern Utilities Associates..........................        18,100       446,844
 *Eateries, Inc........................................         2,800        12,950
 *Echelon International Corp...........................         2,100        48,037
 *Eclipse Surgical Technologies, Inc...................        15,200       104,025
 *Eco Soil Systems, Inc................................        17,900       158,862
 *#Ecogen, Inc.........................................         7,240        11,312
 Ecology & Environment, Inc. Class A...................           900         9,112
 *Edac Technologies Corp...............................         3,500        17,062
 *Edelbrock Corp.......................................         3,600        60,975
 *Edify Corp...........................................        15,000       122,812
 *Edison Control Corp..................................         1,000         7,250
 Edo Corp..............................................         4,200        36,225
 *Education Management Corp............................        13,000       593,125
 Educational Development Corp..........................         1,800         4,669
 *Educational Insights, Inc............................         2,700         5,231
 *EduTrek International, Inc...........................         3,900        24,984
 *Effective Management Systems, Inc....................         1,400         3,062
 *Egghead, Inc.........................................        24,300       622,687
 *Einstein/Noah Bagel Corp.............................        30,700        65,237
 *Ekco Group, Inc......................................        17,400        64,162
 *El Paso Electric Co..................................        51,200       473,600
 *Elantec Semiconductor, Inc...........................         8,300        30,606
 *Elcom International, Inc.............................        24,700        43,997
 Elcor Corp............................................        13,450       415,269
 *Elcotel, Inc.........................................        10,500        59,062
 *Electric Fuel Corp...................................        12,200        38,506
 *#Electric Lightwave, Inc.............................         7,000        42,766
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Electro Rent Corp....................................        22,700  $    261,050
 *Electro Scientific Industries, Inc...................        10,000       300,000
 *Electroglas, Inc.....................................        17,700       253,331
 *Electromagnetic Sciences, Inc........................         9,000       122,062
 *Electronic Processing, Inc...........................         1,500        15,844
 *Electronic Retailing System International, Inc.......         2,300         7,187
 Ellett Brothers, Inc..................................         4,000        17,500
 *Embrex, Inc..........................................         6,500        36,562
 *Emcee Broadcast Products, Inc........................         2,000         3,500
 *Emcon................................................         6,700        20,519
 *#Emcor Group, Inc....................................         9,700       159,444
 *Emeritus Corp........................................        12,500       118,750
 *#Emisphere Technologies, Inc.........................         8,600       113,144
 *Emmis Broadcasting Corp. Class A.....................        11,800       404,887
 *Empi, Inc............................................         5,400       123,356
 Empire District Electric Co...........................        14,900       325,937
 Empire Federal Bancorp, Inc...........................         2,000        26,625
 *Employee Solutions, Inc. Class B.....................        31,800        74,034
 *Emulex Corp..........................................         4,250       119,664
 *En Pointe Technologies, Inc..........................         5,300        25,423
 *#Enamelon, Inc.......................................         9,100        63,416
 *Encad, Inc...........................................        10,400        60,450
 *Encore Med Corp......................................         5,000        18,594
 *Encore Wire Corp.....................................        12,925       171,256
 *Endocardial Solutions, Inc...........................         8,100        53,662
 *Endosonics Corp......................................        13,700       119,875
 Energen Corp..........................................        29,200       525,600
 *#Energy Biosystems Corp..............................         7,100         5,103
 *Energy Conversion Devices, Inc.......................         9,500        58,484
 *Energy Research Corp.................................         2,500        33,125
 Energy West, Inc......................................           200         1,869
 Energynorth, Inc......................................         3,000        85,500
 Energysouth, Inc......................................         3,000        62,156
 Enesco Group, Inc.....................................        14,700       354,637
 Engineered Support Systems, Inc.......................         2,800        45,500
 *#Engineering Animation, Inc..........................        10,400       407,550
 *Engineering Measurements Co..........................         1,250         5,781
 Engle Homes, Inc......................................        11,200       151,900
 *Enlighten Software Solutions, Inc....................         1,600         4,500
 Ennis Business Forms, Inc.............................        14,000       147,000
 *Enstar, Inc..........................................         1,300        10,481
 *Enterprise Software, Inc.............................         3,725        25,493
 *#Entremed, Inc.......................................        11,200       277,200
 *Envirogen, Inc.......................................           616         1,156
 *Environmental Elements Corp..........................         4,600        18,687
 *Environmental Technologies Corp......................         3,700         3,758
 *Environmental Tectonics Corp.........................         1,500        16,500
 *Envoy Corp...........................................        19,100       762,806
 *Enzo Biochem, Inc....................................        23,840       314,390
 *Enzon, Inc...........................................        35,400       423,694
 *#Epitope, Inc........................................        12,200        69,387
 *#Epl Technologies, Inc...............................        10,300        52,466
 *#Equimed, Inc........................................         2,250           141
 *Equinox Systems, Inc.................................         4,150        44,353
 *Equitex, Inc.........................................         1,200         8,775
 *Equitrac Corp........................................         1,300        21,856
 *Equity Corp. International...........................        19,100       494,212
 *Equity Marketing, Inc................................         4,200        42,262
 *Equity Oil Co........................................        10,200        12,112
 *Ergo Science Corp....................................        12,800        16,600
 Eskimo Pie Corp.......................................         2,000        22,312

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Espey Manufacturing & Electronics Corp...............           400  $      5,175
 *Ess Technology, Inc..................................        41,100       264,581
 *Esterline Technologies Corp..........................        15,600       325,650
 *Etec Systems, Inc....................................        19,900       655,456
 Ethyl Corp............................................        83,500       485,344
 *Evans & Sutherland Computer Corp.....................         8,000       154,500
 *Evans Systems, Inc...................................         2,150        24,456
 *Evans, Inc...........................................         1,000           562
 Evergreen Bancorp, Inc. DE............................         7,000       206,062
 *Evergreen Resources, Inc.............................         9,400       177,425
 *Exabyte Corp.........................................        20,200       149,606
 *Exactech, Inc........................................         2,100        16,209
 *Exar Corp............................................         8,400       147,000
 *Excalibur Technologies Corp..........................        12,500        83,594
 Excel Industries, Inc.................................        10,300       182,825
 *Excel Technology, Inc................................        10,100       100,684
 Executive Risk, Inc...................................         6,800       367,200
 *Executive Telecard, Ltd..............................        16,200        29,869
 *Executone Information Systems, Inc...................        28,800        53,550
 Exide Corp............................................        19,200       334,800
 *Exogen, Inc..........................................         9,400        31,725
 *Expert Software, Inc.................................         5,500         7,391
 *Exponent, Inc........................................         4,300        26,203
 Ezcorp, Inc. Class A Non-Voting.......................         9,300        70,622
 F & M Bancorp (MD)....................................         5,769       194,163
 F & M Bancorporation, Inc.............................         3,751       119,798
 F & M National Corp...................................        19,000       572,375
 FBL Financial Group, Inc. Class A.....................        20,000       490,000
 FCB Financial Corp....................................         2,000        61,875
 FCNB Corp.............................................         5,477       130,763
 FDP Corp..............................................         3,250        35,141
 *FEI Co...............................................        16,100       133,831
 FFLC Bancorp..........................................         2,000        32,875
 FFY Financial Corp....................................         2,500        81,406
 *FLIR Systems, Inc....................................        11,500       222,094
 FNB Rochester Corp....................................         2,500        52,187
 *FPIC Insurance Group, Inc............................         8,300       303,469
 *FRP Properties, Inc..................................         2,500        61,250
 FSF Financial Corp....................................         1,800        27,000
 *FSI International, Inc...............................        20,500       157,594
 *FTI Consulting, Inc..................................         3,000         9,094
 *FYI, Inc.............................................        10,600       333,900
 Fab Industries, Inc...................................         4,500        89,156
 *Factory Card Outlet Corp.............................         6,600        15,469
 *Factset Research Systems, Inc........................         4,100       166,562
 Fair, Isaac & Co., Inc................................        12,500       503,125
 *Fairchild Corp. Class A..............................        14,600       234,512
 *Fairfield Communities, Inc...........................        47,000       508,187
 Falcon Products, Inc..................................         6,100        69,769
 *#Family Golf Centers, Inc............................        23,250       477,352
 *Fansteel, Inc........................................         5,700        34,556
 *Farm Family Holdings, Inc............................         3,000       105,000
 Farmer Brothers Co....................................           200        42,100
 *Farr Co..............................................         6,225        64,973
 Farrel Corp...........................................         3,400         7,544
 *#Faxsav, Inc.........................................        12,000        92,250
 *Featherlite Manufacturing, Inc.......................         5,400        32,062
 Fedders Corp..........................................        17,000        94,562
 Fedders Corp. Class A.................................         7,700        38,981
 Federal Screw Works...................................         1,800        88,087
 *#Female Health Co....................................         9,300        14,531
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Ferrofluidics Corp...................................         4,331  $     12,722
 *Fibermark, Inc.......................................         6,100        78,919
 *Fiberstars, Inc......................................         2,000         7,875
 Fidelity Bancorp, Inc. Delaware.......................         1,300        30,428
 Fidelity Federal Bancorp..............................         1,100         4,125
 Fidelity Financial of Ohio, Inc.......................         3,900        51,309
 Fidelity National Financial, Inc......................        14,536       476,962
 *Filenes Basement Corp................................        17,400        35,344
 *Filenet Corp.........................................        31,500       266,766
 Financial Bancorp., Inc...............................         1,000        38,375
 *Financial Federal Corp...............................        13,325       357,277
 Fingerhut Companies, Inc..............................        14,600       162,425
 *Finish Line, Inc. Class A............................        18,900       170,100
 *Finishmaster, Inc....................................         8,000        50,000
 *Finlay Enterprises, Inc..............................         2,000        16,312
 *Firearms Training Systems, Inc.......................        18,600        44,175
 First Albany Companies, Inc...........................         2,401        26,561
 *First American Health Concepts, Inc..................         1,100         4,434
 First Bancorp.........................................           400        11,550
 First Bell Bancorp, Inc...............................         4,600        71,587
 *First Cash, Inc......................................         3,400        38,144
 First Charter Corp....................................        14,480       249,327
 First Coastal Bankshares, Inc.........................         3,000        65,531
 First Commonwealth Financial Corp.....................        19,900       487,550
 *First Consulting Group, Inc..........................        10,000       236,250
 First Defiance Financial Corp.........................         6,959       103,298
 First Essex Bancorp...................................         5,300        97,056
 First Federal Bancshares of Arkansas, Inc.............         3,400        71,825
 First Federal Capital Corp............................        18,500       302,359
 First Federal Savings & Loan Association of East
   Hartford, CT........................................         2,000        54,875
 First Financial Bancorp...............................         8,960       301,000
 First Financial Bankshares, Inc.......................         5,513       202,093
 First Financial Holdings, Inc.........................        12,200       234,850
 First Franklin Corp...................................           300         4,406
 First Georgia Holdings, Inc...........................           675         5,906
 First Indiana Corp....................................        10,657       205,813
 *First Investors Financial Services Group, Inc........         5,000        25,781
 First Keystone Financial, Inc.........................         1,000        15,250
 First Liberty Financial Corp..........................        10,450       226,308
 *First Mariner Bank Corp..............................         3,100        44,175
 First Merchants Corp..................................         7,050       197,841
 First Midwest Bancorp, Inc............................         3,308       128,909
 First Midwest Financial, Inc..........................         1,400        24,412
 First Mutual Bancorp, Inc.............................         2,200        39,187
 First Mutual Savings Bank.............................         2,335        34,441
 First Northern Capital Corp...........................         7,700       101,062
 First Oak Brook Bancshares, Inc. Class A..............         1,400        27,825
 First Philson Financial Corp..........................         1,200        36,900
 *First Republic Bank..................................         7,000       180,687
 First Savings Bancorp, Inc. North Carolina............         2,400        53,850
 *First Sierra Financial, Inc..........................        11,200        99,400
 First Source Corp.....................................        13,787       454,971
 *First Team Sports, Inc...............................         2,900         4,305
 *First Virtual Holdings, Inc..........................        10,800        50,625
 First Washington Bancorp, Inc.........................        10,560       218,460
 First Western Bancorp, Inc............................        10,025       313,281
 First Years, Inc......................................         9,300       156,937

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *FirstFed Financial Corp. DE..........................        19,100  $    339,025
 *#Firstplus Financial, Inc............................        24,000        60,000
 *Firstspartan Financial Corp..........................         1,000        31,250
 *Firstwave Technologies, Inc..........................         3,600        13,725
 *Fischer Imaging Corp.................................         7,000        17,281
 *Fisher Scientific, International, Inc................        19,700       364,450
 Flag Financial Corp...................................         4,700        51,553
 Flamemaster Corp......................................           247         1,104
 *Flander Corp.........................................        23,100        93,122
 Fleming Companies, Inc................................        38,400       386,400
 Flexsteel Industries, Inc.............................         6,200        78,662
 *Florida Panthers Holdings, Inc. Class A..............        31,400       351,287
 Florida Public Utilities Co...........................         1,000        17,000
 Florida Rock Industries, Inc..........................        15,500       454,344
 *Florsheim Group, Inc.................................         8,400        45,150
 *Flow International Corp..............................        13,800       147,487
 *Fluor Daniel/GTI, Inc................................         1,265        10,357
 Flushing Financial Corp...............................        10,500       166,031
 Foamex International, Inc.............................        20,500       237,672
 *Foilmark, Inc........................................         1,600         3,050
 *Foodarama Supermarkets, Inc..........................           600        19,350
 *Foodmaker, Inc.......................................        35,400       685,875
 *Foothill Independent Bancorp.........................         3,389        47,658
 *Footstar, Inc........................................         9,000       219,375
 *Forcenergy, Inc......................................        24,716       100,409
 Foremost Corp. of America.............................        24,700       504,806
 Forest City Enterprises, Inc. Class A.................         7,800       191,100
 Forest City Enterprises, Inc. Class B.................         3,900        98,841
 *Forest Oil Corp......................................        40,540       344,590
 *Forrester Resh, Inc..................................         4,900       156,187
 *Forte Software, Inc..................................        17,700        89,053
 *Fortune Natural Resources Corp.......................         6,100         5,337
 *Forward Air Corp., Inc...............................         4,100        66,369
 *Fossil, Inc..........................................        18,800       522,287
 *Foster (L.B.) Co. Class A............................        20,900       100,581
 *Foster Wheeler Corp..................................        16,000       274,000
 *Fountain Powerboat Industries, Inc...................         3,800        18,406
 *Four Kids Entertainment, Inc.........................         2,100        25,594
 *Four Media Co........................................         8,900        59,241
 *Fourth Shift Corp....................................         8,900        38,103
 Frankfort First Bancorp, Inc..........................           850        13,281
 Franklin Bank National Associaton Southfield, MI......         2,789        29,633
 *Franklin Covey Co....................................        21,900       410,625
 Franklin Electric Co., Inc............................         3,200       208,100
 *Franklin Electronic Publishers, Inc..................         6,500        64,594
 Freds, Inc. Class A...................................         9,500       133,594
 Freedom Securities Corp...............................         8,500       151,937
 *#French Fragrances, Inc..............................        12,300        78,797
 Frequency Electronics, Inc............................         6,250        68,750
 *Fresh America Corp...................................         3,300        46,406
 *Fresh Choice, Inc....................................         3,900         6,216
 *#Friede Goldman International........................        22,000       272,937
 *Friedman Billings Ramsey Group, Inc. Class A.........        12,100        72,600
 Friedman Industries, Inc..............................         7,162        34,915
 *Friedmans, Inc. Class A..............................        13,100       128,953
 Frisch's Restaurants, Inc.............................        13,983       157,309
 *Fritz Companies, Inc.................................        36,300       349,387
 Frontier Adjusters of America, Inc....................         1,000         2,312
 Frontier Insurance Group, Inc.........................        26,190       371,571
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Frontier Oil Corp....................................        28,100  $    158,062
 Frozen Food Express Industries, Inc...................        15,207       117,854
 *#Fuisz Technologies, Ltd.............................        20,000       245,000
 Fuller (H.B.) Co......................................        12,600       546,525
 *Funco, Inc...........................................         4,200        67,987
 Furon Co..............................................        18,300       314,531
 *Fusion Medical Technologies, Inc.....................         6,400        37,600
 G & K Services, Inc. Class A..........................         6,400       322,800
 *G-III Apparel Group, Ltd.............................         5,200         9,587
 GA Financial, Inc.....................................         5,700        90,487
 GBC Bancorp...........................................        12,700       315,119
 *GC Companies, Inc....................................         6,900       277,725
 *GP Strategies Corp...................................         9,580       137,712
 *GRC International, Inc...............................         9,100        61,994
 *GT Interactive Software Corp.........................        61,000       364,094
 *GTS Duratek, Inc.....................................        10,100        59,969
 *GZA Geoenvironmental Technologies, Inc...............         1,700         7,437
 *Gadzooks, Inc........................................         8,200        60,987
 Gainsco, Inc..........................................        17,700       117,262
 *Galey & Lord, Inc....................................        10,600       114,612
 *Galileo Corp.........................................         7,200        24,525
 Gallagher (Arthur J.) & Co............................        13,100       607,512
 *Gantos, Inc..........................................         4,550         4,123
 Garan, Inc............................................         3,042        82,609
 *Garden Fresh Restaurant Corp.........................         3,700        57,812
 *Garden Ridge Corp....................................        16,300       126,325
 *#Gardenburger, Inc...................................         8,700        91,350
 *Gardner Denver Machinery, Inc........................        14,500       230,187
 *Gart Sports Co.......................................           676         6,464
 *Gasonics International, Inc..........................        12,150        94,542
 *Gaylord Container Corp. Class A......................        56,600       297,150
 *Geerling & Wade, Inc.................................         2,600        16,941
 *Gehl Co..............................................         4,500        62,719
 *#Geltex Pharmaceuticals, Inc.........................        15,000       357,187
 Gencor Industries, Inc................................         4,900        54,512
 *Gene Logic, Inc......................................         2,196         9,196
 *Genelabs Technologies, Inc...........................        35,600        94,562
 *Genemedicine, Inc....................................        11,500        31,984
 General Binding Corp..................................        10,700       393,894
 General Chemical Group, Inc...........................        11,000       187,000
 *General Cigar Holdings, Inc. Class A.................        11,200       109,900
 *General Cigar Holdings, Inc. Class B.................         9,780        95,966
 *General Communications, Inc. Class A.................        42,200       174,075
 *General Datacomm Industries, Inc.....................        19,400        70,325
 General Electric Co...................................         7,264       657,392
 General Employment Enterprises, Inc...................         2,695        16,844
 General Housewares Corp...............................         2,300        25,444
 *#General Magic, Inc..................................        25,900       138,403
 General Magnaplate Corp...............................           400         1,900
 *General Scanning, Inc................................        11,300        65,152
 *General Semiconductor, Inc...........................        34,100       345,262
 *General Surgical Innovations, Inc....................        10,600        32,462
 *Genesco, Inc.........................................        26,000       144,625
 Genesee Corp. Class B.................................           200         4,962
 *Genesis Health Ventures, Inc.........................        35,200       336,600
 *Geneva Steel Co. Class A.............................        11,900         8,925
 *Genicom Corp.........................................         8,800        25,575
 *Genlyte Group, Inc...................................        12,100       231,034
 *Genome Therapeutics Corp.............................        16,900        55,453
 Genovese Drug Stores, Inc. Class A....................         4,312       130,168

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Genrad, Inc..........................................        28,900  $    469,625
 *Gensia Sicor, Inc....................................        96,400       442,837
 *Gensym Corp..........................................         5,300        15,983
 *Genzyme Corp. Tissue Repair..........................        12,000        37,125
 *Genzyme Transgenics Corp.............................        16,400        95,325
 Geon Co...............................................        21,000       467,250
 Georgia Gulf Corp.....................................        28,500       534,375
 *Geoscience Corp......................................         3,800        40,375
 *Geotel Communications Corp...........................        23,800       658,219
 *Geoworks.............................................        12,400        35,262
 Gerber Scientific, Inc................................        18,600       470,812
 *#Geron Corp..........................................         9,700       108,519
 *Getchell Gold Corp...................................        30,800       504,350
 *Getty Petroleum Marketing, Inc.......................        12,100        42,350
 Getty Realty Corp. (Holding Co.)......................        10,400       135,850
 *Giant Cement Holding, Inc............................         7,900       189,106
 *Giant Group, Ltd.....................................         2,200        15,537
 Giant Industries, Inc.................................         8,200        97,887
 *Gibraltar Packaging Group, Inc.......................         3,000         2,156
 *Gibraltar Steel Corp.................................        11,100       219,225
 *Gibson Greetings, Inc................................        14,800       163,262
 *#Giga-Tronics, Inc...................................         1,600         4,400
 *Gilead Sciences, Inc.................................        27,000       841,219
 *Gish Biomedical, Inc.................................         2,400         7,500
 Glacier Bancorp, Inc..................................         2,544        54,060
 *Glacier Water Services, Inc..........................         1,200        29,850
 Glatfelter (P.H.) Co..................................        35,800       460,925
 Gleason Corp..........................................         8,000       153,000
 *Glenayre Technologies, Inc...........................        62,000       385,562
 *Gliatech, Inc........................................         8,900       218,050
 *Global Direct Mail Corp..............................        32,900       645,662
 *Global Industrial Technologies, Inc..................        18,800       157,450
 *Global Motorsport Group, Inc.........................         2,600        49,969
 *Global Payment Technologies, Inc.....................         4,400        36,987
 *Globe Business Resources, Inc........................         2,700        31,978
 *Go Video, Inc........................................        12,200        35,075
 Gold Banc Corp........................................         9,600       159,600
 *Golden Books Family Entertainment, Inc...............        24,600        15,759
 Golden Enterprises, Inc...............................        11,000        61,875
 *Good Guys, Inc.......................................        12,700        74,612
 *Goodys Family Clothing...............................        33,300       373,584
 Gorman-Rupp Co........................................         6,775       110,517
 *Gottschalks, Inc.....................................        10,700        80,250
 *Government Technology Services, Inc..................         4,200        20,081
 Graco, Inc............................................        18,100       502,275
 *Gradall Industries, Inc..............................         8,600       115,562
 *Gradco Systems, Inc..................................         5,875        17,809
 *Graham Corp..........................................         1,000         8,000
 *Graham-Field Health Products, Inc....................        27,760        86,750
 *Grand Casinos, Inc...................................        37,900       360,050
 Grand Premier Financial, Inc..........................        19,801       253,083
 Granite Construction, Inc.............................        24,825       802,158
 Granite State Bankshares, Inc.........................         4,100        83,537
 Gray Communications Systems, Inc......................         3,300        58,781
 *Great Plains Software................................         5,000       196,875
 Great Southern Bancorp, Inc...........................         4,200       103,425
 *Great Train Store Co., Inc...........................         2,600         4,550
 Greater Bay Bancorp...................................         7,358       251,552
 *Green Mountain Coffee, Inc...........................         1,700         9,934
 Green Mountain Power Corp.............................         3,600        43,650
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Green Star Financial Corp............................         3,900  $     53,259
 *Greenbriar Corp......................................         6,760        24,505
 Greenbrier Companies, Inc.............................        12,700       177,800
 Grey Advertising, Inc.................................           200        71,800
 *Grey Wolf, Inc.......................................        82,500        82,500
 *Greyhound Lines, Inc.................................        53,900       323,400
 *Griffin Land & Nurseries, Inc. Class A...............         2,200        28,050
 *Griffon Corp.........................................        51,500       495,687
 *Gristede's Sloans, Inc...............................         1,200         2,700
 *Group 1 Software, Inc................................         5,350        47,147
 *Grow Biz International, Inc..........................         3,800        44,412
 *Grubb & Ellis Co.....................................        35,800       302,062
 *Gryphon Holdings, Inc................................         5,400        99,900
 Guarantee Life Companies, Inc.........................         7,400       138,287
 *Guaranty Federal Bancshares, Inc.....................           200         2,350
 *Guess, Inc...........................................        42,950       161,062
 *Guest Supply, Inc....................................         4,300        44,881
 Guilford Mills, Inc...................................        23,250       335,672
 *Guilford Pharmaceuticals, Inc........................        17,500       245,000
 *Gulf Island Fabrication, Inc.........................        10,500        81,375
 *Gulfmark Offshore, Inc...............................         5,500        89,203
 *#Gumtech International, Inc..........................         4,800        33,000
 *Gundle/SLT Environmental, Inc........................        13,700        51,375
 *Gymboree Corp........................................        21,700       143,762
 *HCIA, Inc............................................         9,500        45,867
 *#HD Vest, Inc........................................         2,200        16,225
 *HEI, Inc.............................................         2,000        10,375
 HF Financial Corp.....................................         3,100        45,144
 *#HMI Industries, Inc.................................         5,400         8,859
 HMN Financial, Inc....................................         4,300        58,587
 *#HMT Technology Corp.................................        39,100       445,984
 *#HORIZON Pharmacies, Inc.............................         3,900        37,537
 *HPSC, Inc............................................         2,100        19,294
 *HS Resources, Inc....................................        16,700       145,081
 *HTE, Inc.............................................         2,400        21,750
 HUBCO, Inc............................................         5,249       141,887
 *Ha-Lo Industries, Inc................................        20,000       638,750
 Hach Co...............................................         5,725        60,828
 Hach Co. Class A......................................         5,725        59,397
 *Hadco Corp...........................................        11,900       417,244
 *Haemonetics Corp.....................................        23,900       539,244
 Haggar Corp...........................................         6,800        86,275
 *Hagler Bailly, Inc...................................         6,200       112,375
 *Hahn Automotive Warehouse, Inc.......................         2,163         6,759
 *Hain Food Group, Inc.................................        10,500       215,250
 Halifax Corp..........................................         1,000         7,250
 *Hall Kinion Associates, Inc..........................         5,500        41,164
 *Hallmark Capital Corp................................         2,100        26,906
 *#Halsey Drug Co., Inc................................        12,200        14,487
 *Halter Marine Group, Inc.............................        25,900       179,681
 *Hambrecht & Quist Group, Inc.........................        19,200       465,600
 *Hamilton Bancorp, Inc................................         9,000       231,469
 *Hammons (John Q.) Hotels, Inc. Class A...............         4,800        20,700
 *Hampshire Group, Ltd.................................         1,400        16,887
 *Hampton Industries, Inc..............................         2,640        17,490
 Hancock Fabrics, Inc..................................        20,100       169,594
 Hancock Holding Co....................................         6,805       307,926
 *Handleman Co.........................................        29,600       355,200
 *Hanger Orthopedic Group, Inc.........................        16,400       393,600
 *Hanover Compressor Co................................         5,000       113,125
 *Hanover Direct, Inc..................................        93,300       227,419

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Harbinger Corp.......................................        37,900  $    325,703
 Harbor Federal Bancorp, Inc...........................           770        16,459
 Harbor Florida Bancshares, Inc........................        27,800       303,194
 *Harding Lawson Associates Group, Inc.................         5,000        34,375
 Hardinge Brothers, Inc................................         7,850       149,395
 *Harken Energy Corp...................................       110,500       310,781
 Harland (John H.) Co..................................        28,000       427,000
 Harleysville Group, Inc...............................        26,100       552,994
 Harleysville National Corp PA.........................         5,335       198,062
 Harman International Industries, Inc..................        14,800       631,775
 Harmon Industries, Inc................................         9,450       231,525
 *Harmonic Lightwaves, Inc.............................         9,100       114,319
 *Harnischfeger Industries, Inc........................        24,000       240,000
 *Harolds Stores, Inc..................................         2,308        16,733
 Harris Financial, Inc.................................        30,600       438,919
 *Harry's Farmers Market, Inc. Class A.................         2,100         3,609
 *Hartmarx Corp........................................        42,900       252,037
 *Harvey Entertainment Co..............................         2,700        21,769
 Harvey's Casino Resorts...............................         5,900       157,825
 Haskel International, Inc.............................         3,800        42,987
 Hastings Manufacturing Co.............................           700        12,775
 *Hathaway Corp........................................         2,900         3,127
 *Hauser, Inc..........................................         9,400        42,594
 Haven Bancorp, Inc....................................         7,000       116,594
 Haverty Furniture Co., Inc............................         8,100       157,950
 Haverty Furniture Co., Inc. Class A...................           200         3,900
 *Hawaiian Airlines, Inc...............................        27,100        84,687
 Hawkins Chemical, Inc.................................         9,245        97,072
 *Hawthorne Financial Corp.............................         1,300        21,450
 *Hayes Corp...........................................           100            13
 *Health Management Systems, Inc.......................        15,800       108,625
 *Health Power, Inc....................................         1,900         6,769
 *Health Risk Management, Inc..........................         4,100        44,203
 *Health Systems Design Corp...........................         5,100        26,137
 *Healthcare Recoveries, Inc...........................        14,600       239,075
 *Healthcare Services Group, Inc.......................         8,250        75,797
 *Healthcor Holdings...................................         3,000           797
 *Healthdyne Information Enterprises, Inc..............        19,800        58,781
 Healthplan Services Corp..............................        15,098       150,980
 *Heartland Express, Inc...............................        26,976       453,534
 *#Heartport, Inc......................................        22,500       158,906
 *Hecla Mining Co......................................        49,600       207,700
 *Hector Communications Corp...........................         1,200         9,750
 Heico Corp............................................         5,515       134,773
 Heico Corp. Class A...................................         2,507        50,140
 Heilig-Meyers Co......................................        51,650       361,550
 *Heist (C.H.) Corp....................................         2,100        13,650
 Helix Technology Corp.................................        29,600       357,050
 *Hello Direct, Inc....................................         5,000        40,937
 *Hemasure, Inc........................................         6,600        17,531
 Henry Jack & Associates, Inc..........................        13,150       660,377
 Herbalife International, Inc. Class A.................         8,800       103,950
 Herbalife International, Inc. Class B.................        12,200       118,569
 *Heska Corp...........................................        13,000        77,187
 *Hexcel Corp..........................................        33,300       305,944
 *Hf Bancorp, Inc......................................         5,000        79,844
 *Hi-Shear Industries, Inc.............................           500         1,297
 *Hi-Shear Technology Corp.............................         5,300        26,500
 *Hi-Tech Pharmacal, Inc...............................         3,100        15,112
 *#Hibbett Sporting Goods, Inc.........................         4,100       128,381
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *High Plains Corp.....................................        14,800  $     27,287
 *Highlands Insurance Group, Inc.......................        12,900       164,475
 *Highway Master Communications, Inc...................        22,300        34,844
 Hilb Rogal Hamilton Co................................        11,500       217,781
 Hilite Industries, Inc................................         1,900        16,981
 *Hirsch International Corp. Class A...................         5,500        18,219
 *Hoenig Group, Inc....................................         6,400        49,600
 *Holiday RV Superstores, Inc..........................         3,000         6,281
 Holly Corp............................................         5,100        82,875
 *Hollywood Casino Corp. Class A.......................        18,600        25,284
 *Hollywood Entertainment Corp.........................        32,100       769,397
 *Hollywood Park, Inc..................................        23,700       226,631
 *Hologic, Inc.........................................        12,000       154,125
 *Holopak Technologies, Inc............................         2,500         7,656
 *Holophane Corp.......................................         9,850       225,319
 Home Bancorp..........................................         1,700        47,175
 *Home Choice Holdings, Inc............................         4,900        77,787
 Home Federal Bancorp..................................         2,025        53,662
 Home Port Bancorp, Inc................................           600        13,575
 *Home Products International, Inc.....................         7,200        65,250
 *Homebase, Inc........................................        34,050       195,787
 *Homegold Financial, Inc..............................         7,700         7,098
 *Homestead Village, Inc...............................        34,400       225,750
 *#Hondo Oil and Gas Co................................        10,500           367
 Hooper Holmes, Inc....................................        12,600       294,525
 Horizon Bancorp, Inc..................................           400        14,450
 Horizon Financial Corp................................         6,753        91,588
 Horton (D.R.), Inc....................................         2,720        51,340
 *Hospitality Worldwide Services, Inc..................         9,100        39,812
 *Host Marriott Services Corp..........................        30,500       333,594
 *Hot Topic, Inc.......................................         3,400        74,587
 *Houston Exploration Co...............................        19,100       334,250
 *Hovnanian Enterprises, Inc. Class A..................        15,000       121,875
 *Hovnanian Enterprises, Inc. Class B..................         1,150         9,344
 Howell Corp...........................................         2,100         7,612
 *Howtek, Inc..........................................         3,600         3,712
 *Hub Group, Inc. Class A..............................         5,200        97,825
 Hudson General Corp...................................           700        40,425
 *Hudson Hotels Corp...................................         3,100         6,297
 *Hudson Technologies, Inc.............................         4,600        11,644
 Huffy Corp............................................        11,200       162,400
 Hughes Supply, Inc....................................        15,000       416,250
 Hunt (J.B.) Transport Services, Inc...................        23,600       446,187
 Hunt Corp.............................................        10,200       139,612
 Huntco, Inc. Class A..................................         3,000        15,375
 *Hurco Companies, Inc.................................         4,400        27,225
 *Hutchinson Technology, Inc...........................        17,800       551,244
 *Hvide Marine, Inc. Class A...........................         7,000        42,000
 *Hycor Biomedical, Inc................................         5,600         7,000
 *Hypercom Corp........................................         5,000        58,750
 *Hyperion Solutions Corp..............................        17,935       581,206
 *Hyseq, Inc...........................................        11,500        54,984
 *#I-Stat Corp.........................................        10,000        69,062
 *ICC Technologies, Inc................................        23,400        88,481
 *ICF Kaiser International, Inc........................        17,900        30,206
 *ICOS Corp............................................        35,900       779,703
 *ICT Group, Inc.......................................        10,400        25,675
 *ICU Medical, Inc.....................................         5,900       109,334
 *IDEC Pharmaceuticals Corp............................        17,800       599,637
 *IDEXX Laboratories, Inc..............................        25,700       664,987
 *IDT Corp.............................................        20,400       395,887

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *IEC Electronics Corp.................................         6,700  $     40,200
 IFR Systems, Inc......................................         7,200        41,400
 *#IGEN, Inc...........................................        13,700       372,041
 *#IGI, Inc............................................         6,200        11,625
 *IHOP Corp............................................         6,700       265,278
 *II-VI, Inc...........................................         6,200        50,375
 *IMC Mortgage Co......................................        28,700        17,937
 IMCO Recycling, Inc...................................        15,400       230,037
 *#IMR Global Corp.....................................        23,100       496,650
 ISB Financial Corp. LA................................         5,400       137,531
 *ISOCOR...............................................         5,900        10,878
 *ITC Learning Corp....................................         2,800         8,794
 *ITEQ, Inc............................................        25,354        61,008
 *ITI Technologies, Inc................................         7,500       198,984
 *ITLA Capital Corp....................................         5,800       102,225
 *IVI Checkmate Corp...................................        12,793        73,160
 *Ibis Technology Corp.................................         4,700        45,825
 Ico, Inc..............................................        14,320        36,471
 *#Identix, Inc........................................        22,700       227,000
 *Ikos Systems, Inc....................................         6,100        20,016
 *#Image Entertainment, Inc............................        11,700        61,059
 *Imation Corp.........................................        36,600       594,750
 *#Imatron, Inc........................................        71,200       116,812
 *Imclone Systems, Inc.................................        21,900       231,319
 *Immucor, Inc.........................................         6,500        57,687
 *Immulogic Pharmaceutical Corp........................        16,200        24,806
 *Immune Response Corp. DE.............................        20,600       269,087
 *#Immunogen, Inc......................................         8,500        22,578
 *#Immunomedics, Inc...................................        33,800       100,872
 *Impath, Inc..........................................         5,500       210,203
 *Impco Technologies, Inc..............................         4,900        68,600
 *Imperial Credit Industries, Inc......................        28,850       293,909
 Imperial Holly Corp...................................        24,351       210,027
 *In Focus Systems, Inc................................        20,000       167,500
 *Inacom Corp..........................................        13,800       286,350
 Independence Holding Co...............................         2,500        33,437
 Independent Bank Corp. MA.............................        12,100       192,087
 Independent Bank East.................................         4,307        93,139
 Indiana Energy, Inc...................................        27,066       612,368
 *Individual Investor Group, Inc.......................         5,100        14,184
 Industrial Bancorp, Inc...............................         4,100        80,462
 *Industrial Data Systems Corp.........................         5,000        36,250
 *Industrial Distribution Group, Inc...................         6,000        41,625
 *Industrial Holdings, Inc.............................         9,000        89,437
 Industrial Scientific Corp............................           700        17,237
 *Inference Corp. Class A..............................         6,400        50,000
 *Infinium Software, Inc...............................        11,200        71,750
 *Infocure Corp........................................         4,300        86,537
 *#Infonautics Corp. Class A...........................         8,500        48,875
 *Information Advantage, Inc...........................         6,468        51,542
 *Information Resource Engineering, Inc................         3,800        31,884
 *Information Resources, Inc...........................        24,900       208,537
 *Information Storage Devices, Inc.....................         9,500        69,172
 *Infoseek Corp........................................        11,000       374,000
 *Infousa, Inc.........................................        14,600        78,931
 *Infousa, Inc. Class B................................        22,100       128,456
 *Infu-tech, Inc.......................................         2,000         6,594
 Ingles Market, Inc. Class A...........................         8,100        97,706
 *#Inhale Therapeutic Systems..........................        14,100       454,725
 *Innerdyne, Inc.......................................        19,600        26,644
 *Innodata Corp........................................           600         3,637
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Innoserv Technologies, Inc. (Escrow Shares)..........           200  $          0
 *Innovative Gaming Corp. of America...................         6,800         9,031
 #Innovex, Inc.........................................        13,200       208,312
 *#Inprise Corp........................................        45,800       253,331
 *Input Software, Inc..................................         5,600        38,500
 *Input/Output, Inc....................................        40,100       328,319
 *Insight Enterprises, Inc.............................        14,375       606,445
 *Insignia Financial Group, Inc........................        18,733       254,066
 *Insilco Holding Co...................................           192         4,584
 *#Insite Vision, Inc..................................         9,800        14,087
 *Insituform East, Inc.................................         1,700         2,497
 *Insituform Technologies, Inc. Class A................        24,210       316,243
 *Inso Corp............................................        13,400       360,544
 *Inspire Insurance Solutions, Inc.....................        16,500       550,687
 Insteel Industries, Inc...............................         6,800        38,250
 Instron Corp..........................................         9,600       126,000
 *Insurance Auto Auctions, Inc.........................         9,000       102,375
 *Integra Lifesciences Corp............................         8,750        40,195
 *Integra, Inc.........................................         5,900        11,800
 *Integrated Circuit Systems, Inc......................         9,600       137,400
 *Integrated Device Technology, Inc....................        74,000       437,062
 *Integrated Measurement System, Inc...................         6,800        72,675
 *Integrated Orthopedics, Inc..........................         5,800        18,487
 *Integrated Process Equipment Corp....................        15,700       164,359
 *Integrated Silicon Solution, Inc.....................        17,300        56,766
 *Integrated Systems Consulting Group, Inc.............         7,200       127,350
 *Integrated Systems, Inc..............................        21,200       213,987
 *Intellicall, Inc.....................................         8,900        15,575
 *Intelligent Medical Imaging, Inc.....................         8,000         5,875
 *Intelligent Systems Corp.............................         3,600         6,975
 *#Intelligroup, Inc...................................        10,800       173,137
 *Intensiva Healthcare Corp............................         9,000        84,656
 Intercargo Corp.......................................         5,400        57,037
 Interchange Financial Services Corp. Saddle Brook.....         5,170        86,597
 *Interdigital Communications Corp.....................        43,500       206,625
 *Interface Systems, Inc...............................         3,400        14,556
 Interface, Inc. Class A...............................        19,000       236,906
 *Interferon Sciences, Inc.............................        12,175         9,512
 *Intergraph Corp......................................        48,400       313,087
 *Interlake Corp.......................................        21,600        74,250
 *Interlink Computer Sciences, Inc.....................         5,600        22,050
 *Interlink Electronics................................         4,700        11,309
 *Interlinq Software Corp..............................         3,100        22,862
 *Interlott Technologies, Inc..........................         1,600        11,800
 *Intermagnetics General Corp..........................        11,754        75,666
 Intermet Corp.........................................        23,000       316,250
 International Aluminum Corp...........................         2,100        62,475
 *International Computex, Inc..........................           800         3,800
 *International Manufacturing Services, Inc............         6,600        50,944
 *International Microcomputer Software, Inc............         3,900        32,297
 International Multifoods Corp.........................        16,900       429,894
 *International Rectifier Corp.........................        46,200       433,125
 *International Remote Imaging Systems, Inc............         3,000         2,812
 International Shipholding Corp........................         4,325        67,578
 *International Technology Corp........................        28,080       286,065

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *International Telecommunication Data Systems, Inc....        14,900  $    372,966
 *International Thoroughbred Breeders, Inc.............         5,800         1,160
 *International Total Services, Inc....................         7,000        32,812
 *#Interneuron Pharmaceuticals, Inc....................        37,500       116,016
 *Interphase Corp......................................         4,200        33,994
 Interpool, Inc........................................        24,850       360,325
 *Interpore International..............................        12,900        68,531
 Interstate Johnson Lane, Inc..........................         3,700       114,469
 *Interstate National Dealers Services, Inc............         3,000        26,250
 *Intertan, Inc........................................        11,500        76,906
 Inter-Tel, Inc........................................        24,100       581,412
 *Intervisual Books, Inc. Class A......................         1,000         1,344
 *Intervoice, Inc......................................        11,300       290,622
 Interwest Bancorp.....................................        10,300       251,384
 *Intevac, Inc.........................................        10,900        87,200
 Invacare Corp.........................................        25,300       608,781
 *#Investment Technology Group, Inc....................        16,500       868,313
 Investors Financial Services Corp.....................         8,099       466,705
 Investors Title Co....................................         1,400        31,500
 *Invision Technologies, Inc...........................         9,500        62,047
 *Invivo Corp..........................................         1,600        23,800
 *Ionics, Inc..........................................        14,500       455,844
 *Iridex Corp..........................................         5,800        23,200
 *Iron Mountain, Inc...................................        12,000       352,500
 Iroquois Bancorp......................................           400         7,775
 Irwin Financial Corp..................................        16,000       461,000
 *Irwin Naturals/4Health, Inc..........................        16,700       102,288
 Isco, Inc.............................................        38,935       199,542
 *#Isis Pharmaceuticals, Inc...........................        24,100       270,372
 *Isle of Capri Casinos, Inc...........................        19,600        63,394
 *#Isolyser Co., Inc...................................        34,010        48,358
 *#Itron, Inc..........................................        13,200        87,863
 *Ivex Packaging Corp..................................        23,000       448,500
 *Iwerks Entertainment, Inc............................         9,824        11,206
 *J & J Snack Foods Corp...............................         8,100       165,544
 J & L Specialty Steel, Inc............................        34,900       218,125
 *J. Alexander's Corp..................................         4,300        15,319
 *JDA Software Group, Inc..............................        20,700       164,306
 JLG Industries, Inc...................................        39,300       645,994
 *JLK Direct Distribution, Inc. Class A................         5,600        61,250
 *#JMAR Industries, Inc................................        13,800        35,578
 *JPM Co...............................................         5,600        71,225
 JSB Financial, Inc....................................         5,000       263,750
 *JWGenesis Financial Corp.............................         2,500        18,281
 *Jackpot Enterprises, Inc.............................         8,000        77,500
 Jacksonville Bancorp, Inc.............................         1,600        26,650
 *Jaclyn, Inc..........................................         1,300         4,916
 *Jaco Electronics, Inc................................         1,973         9,063
 *Jacobs Engineering Group, Inc........................        21,300       802,744
 *Jacobson Stores, Inc.................................         4,100        34,209
 *#Jakks Pacific, Inc..................................         4,100        38,950
 *Jan Bell Marketing, Inc..............................        23,300       107,763
 *Jason, Inc...........................................        16,187       131,519
 *Jean Philippe Fragrances, Inc........................         7,150        43,347
 Jeffbanks, Inc........................................         2,843        64,323
 Jefferies Group, Inc..................................        11,000       510,125
 Jefferson Savings Bancorp, Inc........................         3,200        45,200
 *Jenna Lane, Inc......................................         1,800         4,106
 *Jennifer Convertibles, Inc...........................         1,300         2,548
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Jetfax, Inc..........................................         5,000  $      8,906
 *Jevic Transportation, Inc............................         4,400        33,688
 *Jo-Ann Stores Inc Cl A...............................         4,500        70,875
 *Jo-Ann Stores, Inc. Class B..........................         3,400        54,188
 *Johnson Worldwide Associates, Inc. Class A...........         6,700        63,441
 *Johnston Industries, Inc.............................         8,100        31,894
 *Johnstown American Industries, Inc...................         8,800       134,475
 *Jones Intercable, Inc................................         2,300        72,163
 *Jones Intercable, Inc. Class A.......................        24,900       778,125
 *Jos. A. Bank Clothiers, Inc..........................         5,400        39,319
 *Joule, Inc...........................................         1,500         4,219
 *Jps Packaging Company................................         3,300        12,994
 *Jumbosports, Inc.....................................        18,000         6,188
 Juno Lighting, Inc....................................        16,700       394,538
 *Just for Feet, Inc...................................        31,200       709,800
 *Just Toys, Inc.......................................           800           500
 Justin Industries, Inc................................        23,800       303,450
 *K & G Men's Center, Inc..............................         8,200        77,388
 K Swiss, Inc. Class A.................................         2,400        67,800
 *#K-Tel International, Inc............................         5,300        77,181
 *K-Tron International, Inc............................         6,200       118,575
 *K-V Pharmaceutical Co. Class A.......................         8,800       187,000
 *K-V Pharmaceutical Co. Class B.......................         8,300       178,450
 K2, Inc...............................................        14,900       169,488
 *KBK Capital Corp.....................................         5,000        43,125
 KCS Energy, Inc.......................................        23,800        95,200
 *#KFX, Inc............................................        12,000        21,000
 *KLLM Transport Services, Inc.........................         3,500        29,750
 *KTI, Inc.............................................         6,700       141,328
 *KVH Industries, Inc..................................         4,300         6,584
 *Kaiser Aluminum Corp.................................        71,200       467,250
 *Kaiser Ventures, Inc.................................         9,700        93,363
 Kaman Corp. Class A...................................        20,700       331,847
 *Kaneb Services, Inc..................................        29,000       132,313
 *Karrington Health, Inc...............................         4,800        60,150
 Katy Industries, Inc..................................         5,800       113,825
 *Katz Digital Technologies, Inc.......................         3,500        30,188
 Kaye Group, Inc.......................................         3,000        20,625
 Keithley Instruments, Inc.............................         1,000         7,000
 *#Kelley Oil & Gas Corp...............................        69,600        66,338
 *Kellstrom Industries, Inc............................         8,900       220,553
 Kellwood Co...........................................        19,300       521,100
 *Kemet Corp...........................................        59,000       829,688
 *Kennametal, Inc......................................        12,000       255,750
 *#Kensey Nash Corp....................................         6,700        59,881
 *Kent Electronics Corp................................        24,500       347,594
 Kentek Information Systems, Inc.......................         4,900        31,544
 *Kentucky Electric Steel, Inc.........................         1,800         5,963
 Kentucky First Bancorp, Inc...........................           200         2,700
 *#Keravision, Inc.....................................        11,400       140,719
 *#Kevco, Inc..........................................         5,500        46,750
 Kewaunee Scientific Corp..............................         2,000        21,750
 *Key Energy Group, Inc................................        16,500       103,125
 *Key Production Co., Inc..............................        10,400        80,600
 *Key Technology, Inc..................................         3,300        21,038
 *Key Tronic Corp......................................        13,000        58,500
 *Keystone Automotive Industries, Inc..................        14,140       271,753
 *Keystone Consolidated Industries, Inc................         6,873        47,681
 Kimball International, Inc. Class B...................        24,400       463,600
 *Kimmins Corp.........................................         3,400         8,925

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Kinark Corp..........................................         4,200  $     10,763
 *Kinnard Investment, Inc..............................         4,200        19,425
 *Kinross Gold Corp....................................        34,587        86,468
 *Kirby Corp...........................................        17,100       339,863
 *Kit Manufacturing Co.................................           300         1,575
 *Kitty Hawk, Inc......................................        13,400       140,281
 Klamath First Bancorp, Inc............................         9,400       167,438
 #Knape & Vogt Manufacturing Co........................         2,900        54,738
 *Knight Transportation, Inc...........................        11,900       230,563
 *Koala Corp...........................................         1,200        19,800
 Kollmorgen Corp.......................................         9,000       171,000
 *Komag, Inc...........................................        49,600       358,050
 *Koo Koo Roo Enterprises, Inc.........................        21,564        15,162
 *Kopin Corp...........................................         9,100       131,097
 *Koss Corp............................................         2,100        23,888
 *Krauses Furniture, Inc...............................        12,000        16,500
 *Kronos, Inc..........................................         7,500       322,500
 *Krug International Corp..............................         1,048         2,162
 Kuhlman Corp..........................................        15,099       420,885
 *Kulicke & Soffa Industries, Inc......................        21,000       357,000
 *LBP, Inc.............................................         3,200         9,600
 *LCA-Vision, Inc......................................         3,536         4,807
 *LCC International, Inc. Class A......................         5,700        22,444
 LCS Industries, Inc...................................         5,100        67,256
 *LLEX Oncology, Inc...................................        11,100       155,400
 *LLX Resorts, Inc.....................................         2,900         8,700
 LNR Property Corp.....................................         9,600       187,200
 LSB Bancshares, Inc. NC...............................         5,156        99,253
 LSB Industries, Inc...................................        10,700        36,781
 LSI Industries, Inc...................................         7,267       155,332
 *LTV Corp.............................................        51,000       280,500
 *LTX Corp.............................................        31,800       104,344
 *LXR Biotechnology, Inc...............................        14,600        13,688
 *La Jolla Pharmceutical Co............................        17,900        58,175
 *LaBarge, Inc.........................................        14,500        50,750
 LaCrosse Footwear, Inc................................         3,000        28,875
 Lab Holdings, Inc.....................................         3,500        57,969
 Labone, Inc...........................................        11,800       169,256
 *Labor Ready, Inc.....................................        24,975       544,767
 *Laboratory Corp. of America Holdings, Inc............        42,500        55,781
 Laclede Gas Co........................................        15,100       378,444
 *Laclede Steel Co.....................................         2,700           844
 *Ladd Furniture, Inc..................................         7,066       125,422
 *Lakeland Industries, Inc.............................         2,000        15,250
 Lakeview Financial Corp...............................         4,500        98,719
 *Lam Research Corp....................................        36,400       649,513
 *Lamalie Associates, Inc..............................         7,000        40,906
 *Lamson & Sessions Co.................................        10,200        57,375
 Lance, Inc............................................        28,400       560,013
 *Lancer Corp..........................................         8,100        81,506
 *Landair Corp.........................................         4,100        20,244
 Landamerica Financial Group, Inc......................         4,950       303,497
 Landauer, Inc.........................................         7,700       219,450
 *Landec Corp..........................................        10,400        42,900
 *Landrys Seafood Restaurants, Inc.....................        27,277       223,330
 *Lands End, Inc.......................................        11,000       248,188
 *Landstar Systems, Inc................................         9,100       368,550
 *Lanvision Systems, Inc...............................         7,300         7,870
 *Larscom, Inc.........................................         4,000         8,625
 *Laser Vision Centers, Inc............................         3,500        61,797
 *LaserSight Corporation...............................        11,300        61,620
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Lason, Inc...........................................         8,400  $    516,600
 *Lattice Semiconductor Corp...........................        14,800       546,213
 Lawson Products, Inc..................................        10,300       236,256
 Lawter International, Inc.............................        30,600       252,450
 *Layne Christensen Co.................................         9,100        95,550
 *Lazare Kaplan International, Inc.....................         6,800        52,700
 *Leap Group, Inc......................................        10,900        47,347
 *Learning Tree International, Inc.....................        19,800       165,206
 Learonal, Inc.........................................        13,350       302,044
 *Leasing Solutions, Inc...............................         6,700        26,381
 *Lechters, Inc........................................        15,500        46,742
 *Lecroy Corp..........................................         5,100        87,019
 *Lectec Corp..........................................         1,902         6,419
 Lesco, Inc............................................         7,725       116,841
 *Level 8 Systems, Inc.................................         5,600        41,125
 *Level One Communications, Inc........................        23,925       740,927
 Lexford Residential Trust.............................         5,400       105,300
 *Lexington Global Asset Managers, Inc.................         3,600        17,325
 Libbey, Inc...........................................        15,800       486,838
 Liberty Homes, Inc. Class A...........................           200         2,388
 *#Life Medical Sciences, Inc..........................         8,900         4,450
 *Life Quest Medical, Inc..............................         1,000         1,938
 Life Technologies, Inc................................        18,900       705,206
 Life USA Holdings, Inc................................        26,800       345,050
 *Lifecore Biomedical, Inc.............................        11,100        88,106
 *Lifeline Systems, Inc................................         4,100       106,088
 Lifetime Hoan Corp....................................         9,762       107,077
 *Ligand Pharmaceuticals, Inc. Class B.................        35,277       353,872
 *Lightbridge, Inc.....................................        12,600        55,125
 Lillian Vernon Corp...................................         6,600       101,063
 Lilly Industry, Inc. Class A..........................        20,500       383,094
 *Lincoln Electric Holdings............................        17,600       411,950
 *Lindal Cedar Homes, Inc..............................         4,482         8,964
 Lindberg Corp.........................................         8,200       108,906
 Lindsay Manufacturer Co...............................        12,100       181,500
 *Lion Brewery, Inc....................................         1,500         6,703
 *Liposome Co., Inc....................................        34,200       309,403
 Liqui Box Corp........................................         2,500       118,438
 Litchfield Financial Corp.............................         6,000       107,625
 *Lithia Motors, Inc. Class A..........................         4,100        70,597
 *#Littlefield, Adams & Co.............................           900         4,078
 *Littlefuse, Inc......................................        18,900       439,425
 *Lodgenet Entertainment Corp..........................        10,400        72,475
 *Loehmanns, Inc.......................................         7,100        19,303
 *Logans Roadhouse, Inc................................         6,100       127,338
 *Logic Devices, Inc...................................         5,600         8,750
 *Logility, Inc........................................         8,000        39,000
 *Lojack Corp..........................................        17,000       158,313
 Lone Star Industries, Inc.............................         6,000       454,125
 *Lone Star Steakhouse Saloon..........................        39,000       298,594
 *Lone Star Technologies, Inc..........................        21,800       212,550
 Longview Fibre Co.....................................        46,500       526,031
 *Loronix Information Systems, Inc.....................         3,300         6,961
 *Louis Dreyfus Natural Gas Corp.......................        37,052       479,360
 Luby's Cafeterias, Inc................................        18,900       300,038
 Lufkin Industries, Inc................................         4,600        90,563
 *Lumen Technologies, Inc..............................        22,510       170,232
 *Lumisy, Inc..........................................         9,100        38,391
 *Lunar Corp...........................................         8,150        86,594
 *Lund International Holdings, Inc.....................         2,200        15,263
 *Lydall, Inc. DE......................................        16,900       214,419

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Lynch Corp...........................................         2,200  $    172,700
 M.A. Hanna Co.........................................        15,000       210,938
 *M.H. Meyerson & Co., Inc.............................         2,500         3,359
 M/A/R/C, Inc..........................................         3,027        39,446
 MAF Bancorp, Inc......................................        22,050       562,275
 *MAI Systems Corp.....................................         8,100        26,325
 MDC Holdings, Inc.....................................        15,000       275,625
 *MEMC Electronic Materials, Inc.......................        36,500       344,469
 #MFB Corp.............................................         1,000        21,250
 *MFRI, Inc............................................         3,000        16,875
 *MGI Pharma, Inc......................................        11,400       111,863
 MI Schottenstein Homes, Inc...........................         7,000       152,688
 *MIM Corp.............................................         9,000        42,469
 MMI Companies, Inc....................................        16,200       264,263
 *MRV Communications, Inc..............................        22,600       149,019
 *MS Carriers, Inc.....................................        11,000       272,250
 *MTI Technology Corp..................................         5,900        23,047
 MTS Systems Corp......................................        16,700       215,013
 *MVSI, Inc............................................        11,000        18,219
 MYR Group, Inc........................................         3,110        34,988
 *#Mackie Designs, Inc.................................        10,100        68,964
 *MacNeal-Schwendler Corp..............................        12,200        67,100
 *Macromedia, Inc......................................        34,300       957,184
 *Madden (Steven), Ltd.................................        10,100        66,913
 Madison Gas & Electric Co.............................        14,450       330,544
 *Magainin Pharmaceuticals, Inc........................        19,400        66,081
 *Magellan Health Services, Inc........................        28,400       266,250
 *Magnetek, Inc........................................        25,800       293,475
 *#Magnum Hunter Resources, Inc........................        19,400        70,325
 *Mail-Well, Inc.......................................        13,000       168,188
 *Main Street & Main, Inc..............................         7,950        28,446
 Maine Public Service Co...............................           700        11,025
 Mainstreet Bankgroup, Inc.............................         9,300       402,516
 *#Malibu Entertainment Worldwide, Inc.................        24,000        36,000
 *Mallon Resources Corp................................         4,900        39,200
 *Managed Care Solutions, Inc..........................         2,866        12,539
 *Manatron, Inc........................................         1,102         4,684
 *Manchester Equipment Co., Inc........................         6,000        15,750
 Manitowoc Co., Inc....................................        13,900       552,525
 *Manugistic Group, Inc................................        31,400       275,731
 *Mapics, Inc..........................................        16,700       319,388
 *Mapinfo Corp.........................................         4,800        66,300
 *Marcam Solutions, Inc................................         2,700        18,056
 Marcus Corp...........................................        17,175       259,772
 *Marine Drilling Companies, Inc.......................        43,000       373,563
 *Marine Transport Corp................................         3,540         7,412
 *Mariner Post-Acute Network, Inc......................        62,460       269,359
 *Marisa Christina, Inc................................         6,700         8,584
 Maritrans, Inc........................................         9,700        64,263
 *Mark VII, Inc........................................         4,800        83,700
 *Market Facts, Inc....................................         8,000       197,250
 *Marlton Technologies, Inc............................         5,000        23,750
 Marsh Supermarkets, Inc. Class A......................         1,600        25,500
 Marsh Supermarkets, Inc. Class B......................         3,100        43,788
 *Marshall Industries..................................        16,400       426,400
 *#Martek Biosciences Corp.............................        13,400       107,200
 *Marten Transport, Ltd................................         4,200        54,600
 *Marvel Enterprises, Inc..............................        10,200        62,475
 Massbank Corp. Reading, MA............................         2,433        95,799
 *Mastec, Inc..........................................        22,200       516,150
 Matec Corp............................................         1,100         4,263
 *Material Sciences Corp...............................        20,500       184,500
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Mathsoft, Inc........................................         6,300  $     17,916
 *Matlack Systems, Inc.................................         7,500        58,125
 *Matria Healthcare, Inc...............................        33,200        63,288
 *Matritech, Inc.......................................        21,800        47,006
 *Matrix Pharmaceutical, Inc...........................        19,600        64,313
 *Matrix Service Co....................................         7,500        36,797
 Matthews International Corp. Class A..................        12,000       354,750
 *Matthews Studio Equipment Group......................         8,800        23,650
 *Mattson Technology, Inc..............................        13,300        90,606
 *#Maverick Tube Corp..................................        13,900        79,491
 *Max & Ermas Restaurants, Inc.........................         2,037        15,787
 *Maxco, Inc...........................................         1,900        14,250
 *Maxicare Health Plans, Inc...........................        14,300        83,566
 *Maxim Group, Inc.....................................        12,200       238,663
 *#Maxim Pharmaceuticals, Inc..........................         7,800       117,975
 *Maxwell Shoe Company, Inc............................         8,000        96,000
 *Maxwell Technologies, Inc............................         5,700       151,406
 *Maxxam, Inc..........................................         5,200       253,825
 *Maxxim Medical, Inc..................................        12,000       327,000
 *Maynard Oil Co.......................................         3,100        30,225
 *Mays (J.W.), Inc.....................................           200         1,603
 *Mazel Stores, Inc....................................         6,400        76,400
 *McClain Industries, Inc..............................           266         1,239
 McGrath Rent Corp.....................................        12,100       244,269
 *McMoran Exploration Co...............................         7,896       126,336
 *McWhorter Technologies, Inc..........................         7,200       170,100
 *Meade Instruments Corp...............................         5,500        59,469
 *Meadow Valley Corp...................................         2,200        10,863
 Meadowbrook Insurance Group, Inc......................         6,900       109,106
 *Measurement Specialties, Inc.........................         2,500        10,000
 *Mechanical Dynamics, Inc.............................         4,300        29,831
 *Mecon, Inc...........................................         5,400        41,513
 Medalliance, Inc. Escrow..............................         3,800             0
 *Medaphis Corp........................................        70,400       203,500
 *Medar, Inc...........................................         5,400         7,003
 *Medarex, Inc.........................................        23,300        95,384
 *Medco Research, Inc..................................         9,500       192,375
 Medford Bancorp, Inc..................................         7,000       128,625
 *Media 100, Inc.......................................         7,000        29,750
 *Media Arts Group, Inc................................        11,300       165,969
 *Media Logic, Inc.....................................         2,400           750
 *Medialink Worldwide, Inc.............................         4,200        91,350
 *Medical Action Industries, Inc.......................         5,200        14,706
 *Medical Alliance, Inc................................         5,200        11,538
 *Medical Assurance, Inc...............................        18,743       564,633
 *Medical Graphics Corp................................         1,500         1,359
 *Medical Manager Corp.................................        19,400       549,869
 *Medical Resources, Inc...............................         5,283        12,052
 *Medicalcontrol, Inc..................................         1,500        11,484
 *Medicore, Inc........................................         3,800         5,463
 *Medirisk, Inc........................................         5,600        26,338
 Medpartners, Inc......................................       122,000       549,000
 *#Medplus, Inc........................................         4,500        10,406
 *Medquist Inc.........................................        19,800       604,519
 *Medstone International, Inc..........................         4,800        36,600
 *Megabios Corp........................................         9,300        55,219
 *Melita International Corp............................         9,000       135,281
 *Memberworks, Inc.....................................        12,200       295,088
 *Mens Warehouse, Inc..................................        19,800       500,569
 Mentor Corp. MN.......................................        25,900       482,388
 *Mentor Graphics Corp.................................        58,900       509,853
 Merchants Bancorp, Inc................................         2,100        61,688

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Merchants Bancshares, Inc.............................         2,700  $     69,863
 Merchants Group, Inc..................................         1,300        27,788
 Merchants New York Bancorp, Inc.......................           800        28,600
 *Mercury Air Group, Inc...............................         5,800        37,338
 *Mercury Interactive Corp.............................        14,000       643,125
 *Meridian Data, Inc...................................         7,100        16,197
 Meridian Diagnostics, Inc.............................        12,900        74,981
 Meridian Insurance Group, Inc.........................         2,700        46,913
 *Meridian Medical Technology, Inc.....................         2,400        18,375
 *Meridian Resource Corp...............................        59,172       229,292
 *Merisel, Inc.........................................        11,900        34,398
 *Merit Medical Systems, Inc...........................         5,200        28,600
 *Merix Corp...........................................         5,200        25,838
 Merrill Corp..........................................        13,200       228,525
 *Merrimac Industries, Inc.............................           660         4,455
 *Mesa Air Group, Inc..................................        30,100       239,859
 *Mesa Labs, Inc.......................................         2,700        11,306
 *Mesaba Holdings, Inc.................................        16,350       308,606
 *Mestek, Inc..........................................         4,200        80,850
 *Meta Group, Inc......................................         9,000       218,531
 *Metacreations Corp...................................        21,300       171,731
 *Metal Management, Inc................................        27,421        84,834
 *Metals USA, Inc......................................        12,000       111,750
 *Metatec Corp. Class A................................         5,300        30,806
 *Met-Coil Systems Corp................................         1,000         4,000
 Methode Electronics, Inc. Class A.....................        30,800       412,913
 Methode Electronics, Inc. Class B.....................           500         6,875
 Met-Pro Corp..........................................        11,175       152,259
 *Metra Biosystems, Inc................................        10,100        10,100
 *#Metricom, Inc.......................................        16,700       119,509
 *Metrika System Corp..................................         3,000        25,875
 Metris Companies, Inc.................................         1,100        36,850
 *Metro Networks, Inc..................................        11,600       448,050
 *Metro One Telecommunications, Inc....................         9,900       111,684
 *Metrocall, Inc.......................................        36,985       164,121
 *Metrologic Instruments, Inc..........................         3,300        44,963
 *Metromedia International Group, Inc..................        41,500       184,156
 *Metrotrans Corp......................................         1,600         8,600
 Metrowest Bank MA.....................................        12,800        86,800
 *Metzler Group, Inc...................................        12,900       536,963
 *Michael Anthony Jewelers, Inc........................         5,800        17,400
 Michael Foods, Inc....................................        17,758       447,835
 *Michaels Stores, Inc.................................        18,400       331,200
 *Micrel, Inc..........................................        17,700       717,403
 *Micrion Corp.........................................         3,300        22,791
 *Micro Focus Group P.L.C..............................         9,955       107,327
 *Micro Linear Corp....................................         9,600        46,200
 *Micro Warehouse, Inc.................................        27,700       758,288
 *Microage, Inc........................................        18,150       318,759
 *Microcide Pharmaceuticals, Inc.......................         9,300        48,244
 *Microdyne Corp.......................................        10,300        36,694
 *Micrografx, Inc......................................         8,200        80,463
 *Micros Systems, Inc..................................        14,400       403,200
 *Micros to Mainframes, Inc............................         3,100         6,781
 *Microsemi Corp.......................................        10,600       128,525
 *Microtest, Inc.......................................         7,900        21,478
 *Micro-Therapeutics, Inc..............................         4,200        31,500
 *Microtouch Systems, Inc..............................         7,300        98,550
 *Microware Systems Corp...............................        11,600        30,088
 *Microwave Power Dynamics, Inc........................        10,100        62,494
 Mid America Banccorp..................................         7,510       193,402
 *Mid Atlantic Medical Services, Inc...................        56,800       504,100
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Midcoast Energy Resources, Inc........................         4,500  $     93,375
 *Middleby Corp........................................        10,300        40,556
 Middlesex Water Co....................................         3,400        84,363
 Midland Co............................................         3,300        82,088
 *Midway Games, Inc....................................        33,070       336,901
 *Midwest Express Holdings, Inc........................        11,275       312,881
 *Midwest Grain Products, Inc..........................         7,600       103,550
 Mikasa, Inc...........................................        16,400       178,350
 *Mikohn Gaming Corp...................................         8,400        34,125
 *#Milestone Scientific, Inc...........................         6,900         7,763
 *Millennium Pharmaceuticals, Inc......................        26,600       540,313
 *Miller Building Systems, Inc.........................         1,600        13,050
 *Miller Industries, Inc...............................        40,200       193,463
 *Miltope Group, Inc...................................        11,000        13,063
 Mine Safety Appliances Co.............................         1,900       124,213
 *Minimed, Inc.........................................         1,900       136,681
 Minntech Corp.........................................         4,700        58,309
 Minuteman International, Inc..........................         1,000        10,875
 *#Miravant Medical Technologies.......................        12,600       193,725
 Mississippi Chemical Corp.............................        24,642       388,112
 *Mitcham Industries, Inc..............................         6,900        40,969
 *Mity-Lite, Inc.......................................         2,200        34,238
 Mobile America Corp...................................         4,900        24,806
 *Mobile Mini, Inc.....................................         5,500        49,672
 *#Modacad, Inc........................................         4,700        92,531
 Modern Controls, Inc..................................         6,450        35,173
 *Modtech, Inc.........................................         9,000       172,688
 *Molecular Biosystems, Inc............................        14,700        49,613
 *Molecular Devices Corp...............................         5,600       100,100
 *Monaco Coach Corp....................................         6,650       205,319
 *Monarch Casino and Resort, Inc.......................         6,300        34,256
 *Monarch Dental Corp..................................         7,700        86,625
 Monarch Machine Tool Co...............................         1,700        12,113
 *Mondavi (Robert) Corp. Class A.......................         6,400       234,000
 *Monro Muffler Brake, Inc.............................         6,641        52,713
 Monterey Bay Bancorp, Inc.............................         2,125        30,414
 *#Monterey Pasta Co...................................         3,400         4,994
 *Moog, Inc. Class A...................................         4,200       121,800
 *Moog, Inc. Class B...................................           600        19,800
 *Moore Medical Corp...................................         2,700        38,813
 Moore Products Co.....................................         2,200        51,975
 Morgan Keegan, Inc....................................        29,400       588,000
 *Morgan Products, Ltd.................................         9,100        21,613
 Morrison Health Care, Inc.............................         9,833       179,452
 *Morrison Knudsen Corp................................        46,700       449,488
 *Morrow Snowboards, Inc...............................         1,000         1,016
 *Morton Industrial Group, Inc. Class A................         1,000        13,938
 *Morton's Restaurant Group, Inc.......................         5,300       105,338
 *Mosaix, Inc..........................................         9,200        71,013
 *#Mossimo, Inc........................................        13,500        40,500
 *Mother's Work, Inc...................................         2,200        25,850
 *Motivepower Industries, Inc..........................        16,000       487,000
 *Motor Car Parts & Accessories, Inc...................         5,100        68,531
 *Motor Club of America................................           700         9,975
 Movado Group, Inc.....................................         9,050       179,303
 *Movie Gallery, Inc...................................        11,500        58,219
 *Moviefone, Inc. Class A..............................         3,400        41,863
 Mueller (Paul) Co.....................................         2,200        87,588
 *Multi Color Corp.....................................         1,000         7,563
 *Multiple Zones International, Inc....................        11,000       147,125
 *Musicland Stores Corp................................        31,800       538,613

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Mutual Savings Bank FSB
   Bay City, MI........................................         3,000  $     24,938
 Myers Industries, Inc.................................        14,461       325,373
 *Mylex Corp...........................................        16,200       134,663
 *Myriad Genetics, Inc.................................         8,400        92,925
 *Mysoftware Co........................................         4,000        43,375
 *N & F Worldwide Corp.................................        16,600       157,700
 *NABI, Inc............................................        37,600       102,225
 *NAI Technologies, Inc................................         6,387        10,978
 NBT Bancorp...........................................        10,084       251,475
 *NBTY, Inc............................................        45,200       276,144
 NCH Corp..............................................         3,900       218,400
 *NCI Building Systems, Inc............................        13,200       323,400
 *NCS Healthcare, Inc..................................        11,700       240,947
 *NFO Worldwide, Inc...................................        10,000       126,250
 NN Ball & Roller, Inc.................................        12,300        76,106
 *NPC International, Inc...............................        19,800       222,750
 *NPS Pharmaceuticals, Inc.............................         8,600        60,738
 *NS Group, Inc........................................        22,700       123,431
 NUI Corp..............................................        10,100       245,556
 NYMAGIC, Inc..........................................         7,600       159,600
 *Nanometrics, Inc.....................................         5,900        47,384
 *Napco Security Systems, Inc..........................         4,850        20,309
 *#Napro Biotherapeutics, Inc..........................         9,500        12,172
 Nash Finch Co.........................................        10,200       149,175
 *Nashua Corp..........................................         4,800        80,100
 *Nastech Pharmaceutical Co., Inc......................         4,500        16,875
 *Nathans Famous, Inc..................................         1,900         7,778
 *National Beverage Corp...............................        14,800       147,075
 *National City Bancorp................................         6,189       165,556
 National City Bankshares, Inc.........................         4,466       171,130
 National Computer Systems, Inc........................        24,800       816,850
 *National Dentex Corp.................................         3,000        50,813
 *National Discount Brokers Group, Inc.................        10,500        95,813
 *National Home Centers, Inc...........................         3,000         4,688
 *National Home Health Care Corp.......................         3,115        14,602
 National Information Group............................         3,600        65,925
 *National Media Corp..................................        22,900       211,825
 National Penn Bancshares, Inc.........................        10,528       343,805
 National Presto Industries, Inc.......................         5,100       210,694
 *National Processing, Inc.............................        30,300       183,694
 *National Record Mart, Inc............................         2,900        40,419
 *National Research Corp...............................         4,500        27,563
 *National RV Holdings, Inc............................        20,700       556,313
 *National Standard Co.................................         6,500        22,750
 National Steel Corp. Class B..........................        23,000       168,188
 National Technical Systems, Inc.......................         4,900        26,644
 *National Techteam, Inc...............................        14,600        99,463
 *National Vision Association, Ltd.....................        18,400        80,500
 *National Western Life Insurance Co. Class A..........         1,000       118,375
 *Natural Alternatives International, Inc..............         4,500        45,703
 *Natural Microsystems Corp............................         8,700        97,059
 *Natural Wonders, Inc.................................         5,700        22,088
 Natures Sunshine Products, Inc........................        14,759       229,226
 *Navarre Corp.........................................        11,000       165,344
 *Navigators Group, Inc................................         3,200        49,800
 Nelson (Thomas), Inc..................................        11,400       150,338
 *Neogen Corp..........................................         3,700        26,594
 *Neopath, Inc.........................................        13,100        90,881
 *#Neopharm, Inc.......................................         8,000        70,000
 *Neorx Corp...........................................        17,225        25,030
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Neose Technologies, Inc..............................         7,300  $     91,706
 *#Neotherapeutics, Inc................................         3,300        28,256
 *Netmanage, Inc.......................................        52,645       157,112
 *Netopia, Inc.........................................         9,600        85,200
 *Netrix Corp..........................................        10,300        26,394
 *#Netspeak Corp.......................................        11,300       123,241
 *Network Computing Devices, Inc.......................        13,900        98,603
 *Network Equipment Technologies, Inc..................        18,800       209,150
 *Network Peripherals, Inc.............................         9,700        44,256
 *Network Six, Inc.....................................           275         1,134
 *Neurobiological Technologies, Inc....................         2,700         1,645
 *Neurocrine Biosciences, Inc..........................        16,300       112,572
 *Neurogen Corp........................................        11,500       197,656
 *New Brunswick Scientific Co., Inc....................         3,158        21,711
 *#New Century Financial Corp..........................         5,100        48,291
 New England Business Services, Inc....................        11,000       352,000
 #New England Community Bancorp, Inc. Class A..........         4,770        95,400
 New Hampshire Thrift BancShares, Inc..................           200         3,450
 *New Horizons Worldwide, Inc..........................         4,400        86,625
 New Jersey Resources Corp.............................        12,800       498,400
 *New Mexico & Arizona Land Co.........................         2,772        40,194
 Newcor, Inc...........................................         2,940        10,382
 Newmil Bancorp, Inc...................................         3,500        41,125
 *Newpark Resources, Inc...............................        58,000       427,750
 Newport Corp..........................................         6,800       114,750
 *Newsedge Corp........................................        13,750       116,445
 *#Nexstar Pharmaceuticals, Inc........................        25,696       260,172
 *Nexthealth, Inc......................................         3,400         2,869
 *#Niagara Corp........................................         7,400        51,106
 *Nichols Research Corp................................        11,950       253,938
 *Nine West Group......................................        32,300       403,750
 *Nitches, Inc.........................................           785         2,306
 *Nitinol Medical Technologies, Inc....................         9,000        39,938
 *Nobel Education Dynamics, Inc........................         3,600        23,175
 *Nobility Homes.......................................         2,250        36,281
 *Noel Group, Inc......................................         8,000         9,500
 Noland Co.............................................           200         4,475
 *Noodle Kidoodle, Inc.................................         4,900        36,750
 Nordson Corp..........................................         4,800       228,000
 Norrell Corp..........................................        24,500       390,469
 *Norstan, Inc.........................................         8,400       129,150
 *Nortek, Inc..........................................         6,400       174,800
 North Carolina Natural Gas Corp.......................         9,100       293,475
 North Central Bancshares, Inc.........................         2,700        47,588
 *North Face, Inc......................................        13,000       162,500
 Northeast Bancorp.....................................           900         9,113
 Northern Technologies International...................         2,700        16,875
 *Northfield Laboratories, Inc.........................        11,300       150,431
 #Northland Cranberries, Inc. Class A..................        16,400       228,575
 Northrim Bank.........................................         1,615        20,995
 Northwest Bancorp, Inc................................        42,200       422,000
 Northwest Natural Gas Co..............................        19,350       549,661
 *Northwest Pipe Co....................................         4,200        67,725
 *Northwest Teleproductions, Inc.......................           200           116
 Northwestern Corp.....................................        14,900       352,013
 *Northwestern Steel & Wire Co.........................        18,500        24,859
 *Norton McNaughton, Inc...............................         6,000        17,625
 *Novacare, Inc........................................        58,000       181,250
 *Novadigm, Inc........................................        14,000       106,750

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Novametrix Medical Systems, Inc......................         6,100  $     41,175
 *Novavax, Inc.........................................         8,700        18,488
 *Noven Pharmaceuticals, Inc...........................        19,300       104,341
 *Novitron International, Inc..........................         1,430         3,352
 *Nu Horizons Electronics Corp.........................         7,900        47,647
 *Nuevo Energy Co......................................        16,200       239,963
 *Numerex Corp. Class A................................         8,300        23,084
 *Nutramax Products, Inc...............................         3,300        19,388
 *#Nutrition for Life International, Inc...............         2,500         5,234
 *O'Charleys, Inc......................................        20,750       278,828
 *O'Reilly Automotive, Inc.............................        17,000       770,844
 O'Sullivan Corp.......................................        13,000       126,750
 *O'Sullivan Industries Holdings, Inc..................        12,800       128,800
 *O.I. Corp............................................         2,600        14,788
 *OAO Technology Solutions, Inc........................           700         2,461
 *ODS Networks, Inc....................................        15,200        51,775
 OEA, Inc..............................................        18,500       241,656
 *OEC Medical Systems, Inc.............................        10,000       275,625
 *OMI Corp.............................................        35,400       110,625
 *ORBIT/FR, Inc........................................         1,200         3,488
 *OSI Pharmaceutical, Inc..............................        18,300        73,200
 *OSI Systems, Inc.....................................         1,700        13,494
 *OTR Express, Inc.....................................           200         1,025
 *Oacis Healthcare Holdings Corp.......................         9,500        30,578
 Oak Hill Financial, Inc...............................         1,000        20,344
 *Oak Industries, Inc..................................        12,500       385,938
 *Oak Technology, Inc..................................        37,700       149,033
 *Object Design, Inc...................................        24,300       151,116
 *Objective Systems Integrators, Inc...................        29,400       119,897
 *Objectshare, Inc.....................................         8,300         8,689
 *Ocal, Inc............................................         2,300         7,511
 Ocean Financial Corp..................................        12,400       194,525
 *Oceaneering International, Inc.......................        20,700       257,456
 *Odetics, Inc. Class A................................           300         2,381
 *Odwalla, Inc.........................................         3,500        27,672
 *Offshore Logistics, Inc..............................        19,700       240,709
 Oglebay Norton Co.....................................         4,400       114,675
 Oil-Dri Corp. of America..............................         4,000        59,000
 *Old Dominion Freight Lines, Inc......................         7,200        91,350
 Olsten Corp...........................................        25,300       189,750
 *#Olympic Steel, Inc..................................        10,000        59,375
 Omega Financial Corp..................................         7,150       218,969
 *#Omega Health System, Inc............................         6,100        25,544
 *#Omniamerica, Inc....................................        10,500       258,891
 *#Omnipoint Corp......................................        35,400       316,388
 *Omtool, Ltd..........................................        17,000        48,344
 *On Assignment, Inc...................................         9,700       345,563
 *On Command Corp......................................        13,900       113,806
 *On Technology Corp...................................         1,700         2,816
 *On-Point Technology Systems, Inc.....................         7,900        13,578
 *#Oncor, Inc..........................................        20,800         1,144
 *One Price Clothing Stores, Inc.......................         9,400        43,181
 Oneida, Ltd...........................................        15,050       274,663
 *#Onhealth Network Company............................         3,800        22,088
 *#Onsale, Inc.........................................        16,200     1,003,388
 *Ontrack Data International, Inc......................         7,900        58,016
 *Onyx Acceptance Corp.................................         4,800        31,500
 *Onyx Pharmacueticals, Inc............................         9,000        59,625
 *#Open Market, Inc....................................        39,200       684,775
 *Opinion Research Corp................................         1,700        10,147
 *Opta Food Ingredients, Inc...........................         9,000        38,813
 *Optek Technology, Inc................................         5,600       100,800
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Opti, Inc............................................        12,000  $     48,375
 *#Optical Cable Corp..................................        16,700       228,581
 Optical Coating Laboratory, Inc.......................         9,600       181,200
 *Optical Sensors, Inc.................................         7,100        10,317
 *Optika Imaging Systems, Inc..........................         5,900        16,963
 *Option Care, Inc.....................................         7,600         7,838
 Orange & Rockland Utilities, Inc......................         8,700       489,375
 *Orange Co., Inc......................................         9,400        66,388
 *Oravax, Inc. (Private Placement).....................         5,500         2,422
 *Orbit International Corp.............................         3,800         6,769
 *Orcad, Inc...........................................         7,400        62,438
 Oregon Steel Mills, Inc...............................        23,200       294,350
 *Oregon Trail Financial Corp..........................         4,200        56,306
 *#Organogenesis, Inc..................................        26,576       355,454
 *#Oriole Homes Corp. Class A Convertible..............           800         2,400
 *Oriole Homes Corp. Class B...........................         2,000         5,750
 *Orleans Homebuilders, Inc............................         2,000         4,000
 *Oroamerica, Inc......................................         4,400        39,325
 *Orphan Medical, Inc..................................         4,585        29,946
 *Ortel Corp...........................................        10,100       111,731
 *Orthologic Corp......................................        22,800        89,775
 Oshkosh B'Gosh, Inc. Class A..........................        16,200       384,750
 Oshkosh Truck Corp. Class B...........................         4,800       142,200
 *Oshman's Sporting Goods, Inc.........................         4,100        18,450
 *Osmonics, Inc........................................        11,300       118,650
 *Osteotech, Inc.......................................         6,200       207,894
 *Ostex International, Inc.............................        10,000         5,313
 Ottawa Financial Corp.................................         3,025        66,550
 Otter Tail Power Co...................................        10,200       402,263
 *Outlook Group Corp...................................         1,800         7,425
 Overseas Shipholding Group, Inc.......................        11,200       177,100
 Owens & Minor, Inc....................................        27,500       470,938
 Owosso Corp...........................................         3,600        17,550
 *Oxford Health Plans, Inc.............................        27,900       309,516
 Oxford Industries, Inc................................         7,800       225,225
 *#Oxigene, Inc........................................         6,900        61,669
 *P&F Industries, Inc. Class A.........................         1,300        10,197
 *P-Com, Inc...........................................        39,100       144,792
 *PAM Transportation Services, Inc.....................         6,600        46,406
 *PC Quote, Inc........................................         3,600         7,200
 *PC Service Source, Inc...............................         4,900        20,213
 *#PHP Healthcare Corp.................................        11,000         8,250
 *PIA Merchandising Services, Inc......................           500         1,500
 *PICO Holdings, Inc...................................        29,309        95,254
 *PJ America, Inc......................................        23,500       459,719
 *PLM International, Inc...............................         5,100        29,963
 *PMR Corp.............................................         6,700        49,203
 *PPT Vision, Inc......................................         4,200        22,575
 *PRI Automation, Inc..................................        17,800       429,425
 PS Group Holdings, Inc................................         3,000        33,375
 *PSC, Inc.............................................         8,900        97,622
 *PSW Technologies, Inc................................         8,000        23,500
 PXRE Corp.............................................        12,120       268,913
 *#Pacific Aerospace and Electroncis, Inc..............        12,200        37,744
 *Pacific Crest Capital, Inc...........................         1,060        15,569
 *Pacific Gateway Exchange, Inc........................        15,300       686,588
 *Pacific Pharmaceuticals, Inc.........................         3,200           784
 *Pacific Sunwear of California, Inc...................        18,900       280,547
 *Pagasus Systems, Inc.................................         5,900       129,431
 *Pagemart Wireless, Inc. Class A......................        27,500       163,281

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Paging Network, Inc..................................        24,000  $    147,750
 *Palatin Technologies, Inc............................            62           227
 *Palm Harbor Homes, Inc...............................        19,169       495,998
 *Pameco Corp..........................................         5,300        73,206
 *Pamida Holdings Corp.................................         4,000        15,000
 Pamrapo Bancorp, Inc..................................         1,300        32,175
 Panaco, Inc...........................................        18,100        22,059
 Pancho's Mexican Buffet, Inc..........................         5,000         4,609
 *Par Technology Corp..................................         7,500        50,156
 *Paracelsus Healthcare Corp...........................        44,100        93,713
 *Paragon Trade Brands, Inc............................         7,100        19,969
 *Parallel Petroleum Corp..............................        12,800        21,200
 *Parexel International Corp...........................         6,800       177,438
 *Paris Corp...........................................           200           425
 Park Electrochemical Corp.............................        10,300       197,631
 *Parker Drilling Co...................................        74,200       278,250
 *#Parkervision, Inc...................................         8,000       192,000
 *Park-Ohio Holdings Corp..............................         7,934       130,663
 Parkvale Financial Corp...............................         3,050        67,481
 *Parlex Corp..........................................         3,900        37,050
 *Parlux Fragrances, Inc...............................         8,100        10,631
 *#Pathogenesis Corp...................................        13,000       625,625
 Patina Oil & Gas Corp.................................        13,834        39,773
 Patrick Industries, Inc...............................         4,700        70,794
 *Patterson Energy, Inc................................        27,280       127,023
 *Paul Harris Stores, Inc..............................         8,300       113,606
 *Paula Financial, Inc.................................         5,700        54,863
 *#Paul-Son Gaming Corp................................         2,000        15,438
 *Paxar Corp...........................................        44,015       462,158
 *Paxson Communications Corp...........................        47,200       342,200
 *Payless Cashways, Inc................................           159           241
 *Paymentech, Inc......................................        36,200       574,675
 *#Peapod, Inc.........................................        15,300       131,484
 *Pediatric Services of America, Inc...................         4,800        19,050
 *Pediatrix Medical Group, Inc.........................        12,000       644,250
 *Peerless Group, Inc..................................         3,400        25,925
 Peerless Manufacturing Co.............................           200         2,250
 *Pegasus Communications Corp. Class A.................         3,400        56,100
 *#Pegasystems, Inc....................................        16,500       107,766
 Penford Corp..........................................         6,600        99,206
 Penn Engineering & Manufacturing Corp. Class A........           600        12,825
 Penn Engineering & Manufacturing Corp. Non-voting.....         7,500       171,563
 *Penn National Gaming, Inc............................        12,600       105,131
 *Penn Traffic Co......................................         9,300        20,925
 *Penn Treaty American Corp............................         7,000       197,750
 Penn Virginia Corp....................................         8,200       177,838
 Penn-America Group, Inc...............................         8,450        91,894
 Penncorp Financial Group, Inc.........................        23,300        26,213
 Pennfed Financial Services, Inc.......................         6,800        93,925
 Pennsylvania Enterprises, Inc.........................         7,000       172,813
 *#Penske Motorsports, Inc.............................        11,400       267,900
 *Pentacon, Inc........................................         5,000        21,563
 *Penwest Pharmaceuticals Company......................         6,600        55,894
 Peoples Bancor........................................        32,700       327,000
 Peoples Bancorp, Inc..................................           300         6,113
 Peoples Bancshares, Inc. Massachusetts................         2,500        50,234
 *Peoples Choice TV Corp...............................         6,350         2,778
 *Peoples Telephone Co., Inc...........................        13,950        61,903
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Perceptron, Inc......................................         7,050  $     53,756
 *Peregrine Systems, Inc...............................        14,400       531,450
 *Performance Food Group Co............................         9,800       238,569
 *Performance Technologies, Inc........................         5,800        72,138
 *Perini Corp..........................................         3,700        21,044
 *Periphonics Corp.....................................        11,900       131,644
 *Perrigo Co...........................................        67,200       567,000
 *Personnel Group of America, Inc......................        29,500       486,750
 *Petco Animal Supplies, Inc...........................        18,956       188,968
 *Petrocorp, Inc.......................................         6,900        53,475
 *Petroglyph Energy, Inc...............................         1,000         4,563
 *Petroleum Development Corp...........................        13,600        46,963
 Petroleum Heat & Power Co., Inc. Class A..............        13,500        14,133
 *Pharmaceutical Marketing Services, Inc...............        12,600       129,938
 *#Pharmaceutical Products Development Service Co......        16,570       475,352
 *Pharmaceutical Resources, Inc........................        24,200        81,675
 *Pharmacopeia, Inc....................................        15,000       129,375
 *Pharmacyclics........................................         9,800       172,725
 *Pharmchem Laboratories, Inc..........................         4,400        14,713
 *Pharmerica, Inc......................................        55,900       227,967
 *Phar-Mor, Inc........................................         9,200        71,875
 *#Pharmos Corp........................................         6,200        11,238
 Philadelphia Suburban Corp............................        20,666       523,108
 *#Philadelphia Consolidated Holding Corp..............         9,800       205,188
 *Phillips (R.H.), Inc.................................         3,900        11,944
 Phillips-Van Heusen Corp..............................        23,900       167,300
 *Phoenix Gold International, Inc......................         1,000         1,844
 *Phoenix International, Ltd...........................         6,650       106,400
 Phoenix Investment Partners, Ltd......................        34,100       289,850
 *Phoenix Network, Inc. Escrow.........................        10,200             0
 *Phoenix Technologies, Ltd............................        16,987       119,440
 *Phonetel Technologies, Inc...........................        13,200           825
 *Photo Control Corp...................................         1,000         1,438
 *Photon Dynamics, Inc.................................         6,500        29,453
 *Photran Corp.........................................         1,100         2,234
 *Photronics, Inc......................................        22,000       442,063
 *Phycor, Inc..........................................        46,200       284,419
 *Phymatrix Corp.......................................        30,000        76,875
 *Physician Computer Network, Inc......................        46,100         2,881
 *Physician Reliance Network, Inc......................        45,700       424,153
 Piccadilly Cafeterias, Inc............................         7,500        80,156
 *Picturetel Corp......................................        39,700       280,381
 *Pierce Leahy Corp....................................        13,200       325,050
 *Piercing Pagoda, Inc.................................         6,300        92,925
 *Pilgrim America Capital Corp.........................         3,600        79,875
 Pilgrim Pride Corp....................................        24,000       582,000
 Pillowtex Corp........................................        12,717       429,199
 *Pinkertons, Inc......................................        13,750       275,000
 *Pinnacle Systems, Inc................................         7,800       261,788
 Pioneer Group, Inc....................................        22,900       413,631
 Pioneer Standard Electronics, Inc.....................        24,900       267,675
 Pitt-Des Moines, Inc..................................         7,200       175,500
 Pittston Co. Burlington Group.........................        20,800       180,700
 Pittston Co. Minerals Group...........................         7,700        21,175
 *Plains Resources, Inc................................        13,700       243,175
 *Planar Systems, Inc..................................         8,600        70,950
 *Planet Hollywood, Inc................................       106,500       319,500
 *Plasma-Therm, Inc....................................         9,800        37,975

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Platinum Software Corp...............................        25,500  $    272,531
 *Play By Play Toys and Novelties, Inc.................         5,900        43,328
 *Playboy Enterprises, Inc. Class A....................         2,800        37,625
 *Playboy Enterprises, Inc. Class B....................        14,300       220,756
 *Playcore, Inc........................................         3,936        19,680
 *Players International, Inc...........................        27,550       162,717
 *Playtex Products, Inc................................        19,000       294,500
 *Plexus Corp..........................................        11,700       350,634
 *Pluma, Inc...........................................         6,600         8,663
 Poe & Brown, Inc......................................        12,150       425,250
 Pogo Producing Co.....................................        16,917       196,660
 *Polk Audio, Inc......................................           500         6,875
 *#Polycom, Inc........................................        26,500       472,031
 *Polymedica Industries, Inc...........................         7,100        75,438
 *Polymer Group, Inc...................................        32,500       345,313
 *Pomeroy Computer Resource, Inc.......................        10,375       201,988
 *Pool Energy Services Co..............................        18,900       212,034
 Pope & Talbot, Inc....................................        13,400       132,325
 *Porta Systems Corp...................................         6,680        10,438
 *Positive Response Television, Inc. Escrow............         1,400             0
 *#Possis Medical, Inc.................................         8,600        74,175
 *Powell Industries, Inc...............................         5,300        53,331
 *Powercerv Corp.......................................        10,600        26,169
 *Powerhouse Technologies, Inc.........................         8,700       101,681
 *Power-One, Inc.......................................           500         2,953
 *Powertel, Inc........................................        24,300       328,809
 *Powerwave Technologies, Inc..........................        13,700       193,941
 *Praegitzer Industries, Inc...........................         9,500        76,594
 *Precision Response, Corp.............................        19,400       163,081
 *Precision Standard, Inc..............................           950         4,394
 Premier Bancshares, Inc...............................         2,100        49,088
 *#Premier Laser Systems, Inc. Class A.................         9,900        27,844
 Premier National Bancorp..............................         5,580       101,138
 *Premiere Technologies, Inc...........................        41,300       205,209
 *Premisys Communications, Inc.........................        22,800       339,863
 *Premiumwear, Inc.....................................           800         5,950
 *Pre-Paid Legal Services, Inc.........................        19,200       499,200
 Presidential Life Corp................................        26,400       476,850
 *Presstek, Inc........................................        28,900       225,781
 *Price Communications Corp............................        20,766       206,362
 Price Enterprises, Inc................................         3,914        21,282
 *Pricesmart, Inc......................................         3,500        55,125
 *Pride International, Inc.............................        20,100       152,006
 *Prima Energy Corp....................................         3,500        47,906
 *Primadonna Resorts, Inc..............................        26,000       190,125
 *Primark Corp.........................................        14,700       367,500
 Prime Bancorp, Inc....................................         8,730       163,688
 *Prime Hospitality Corp...............................        39,100       342,125
 *Prime Medical Services, Inc..........................        15,300       118,097
 Primesource Corp......................................         2,581        17,744
 *Primix Solutions, Inc................................         8,600        20,156
 *Primus Telecommunications Group, Inc.................        25,229       321,670
 *Printrak International, Inc..........................        10,100        80,800
 *Printronix, Inc......................................         5,925        79,247
 *Printware, Inc.......................................         3,900        11,456
 *Prism Solutions, Inc.................................        15,300        30,361
 *Procom Technology, Inc...............................         8,400        92,138
 *Procyte Corp.........................................         3,600         1,856
 *Profit Recovery Group International, Inc.............        20,000       673,750
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Programmers Paradise, Inc............................         3,400  $     36,869
 Progress Financial Corp...............................         3,667        52,828
 *Progress Software Corp...............................        15,450       389,630
 *Project Software & Development, Inc..................         8,800       264,550
 *ProMedCo Management Company..........................        22,700       119,175
 *Protein Design Labs, Inc.............................        14,800       321,900
 *Protocol Systems, Inc................................         8,500        64,547
 Providence & Worcester Railroad Co....................           800        10,400
 Providence Energy Corp................................         5,300       111,631
 *Provident American Corp..............................         8,500        87,656
 Provident Bankshares Corp.............................        18,618       496,868
 *Provident Financial Holdings, Inc....................         3,300        54,450
 *Proxim, Inc..........................................         8,700       197,925
 *Proxymed, Inc........................................         9,900        97,763
 *Psinet, Inc..........................................        40,900       768,153
 Psychemedics Corp.....................................        20,000       100,000
 Public Service Co. of North Carolina..................        18,200       442,488
 Pulaski Furniture Corp................................         1,300        26,163
 *Pulsepoint Communications Corp.......................         3,575        10,446
 *Puma Technology, Inc.................................         8,500        29,484
 *Pure World, Inc......................................         6,800        63,325
 *Pyramid Breweries, Inc...............................         5,700         8,194
 *Q Logic Corp.........................................         5,200       531,700
 *QC Optics, Inc.......................................         1,900         2,969
 *QEP Co., Inc.........................................         1,300         9,506
 *QMS, Inc.............................................         9,600        39,600
 *QRS Corp.............................................         6,000       250,875
 *Qad, Inc.............................................        16,300        72,586
 *Quad Systems Corp....................................         3,600         9,506
 *#QuadraMed Corp......................................         1,406        33,656
 Quaker Chemical Corp..................................         7,900       135,781
 *Quaker City Bancorp, Inc.............................         2,187        37,042
 *Quaker Fabric Corp...................................        14,050       100,106
 Quaker State Corp.....................................        26,600       380,713
 *Quality Dining, Inc..................................        14,000        34,563
 *Quality Semiconductor, Inc...........................         5,200        16,250
 *Quality Systems, Inc.................................         4,200        19,688
 Quanex Corp...........................................        11,300       202,694
 Queens County Bancorp.................................        18,000       535,500
 *Quest Diagnostics, Inc...............................        30,200       539,825
 *Quest Educational Corporation........................         6,600        67,650
 *Quickturn Design Systems, Inc........................        14,200       158,419
 *Quidel Corp..........................................        21,300        43,266
 *#Quigley Corp........................................        12,000        82,688
 *Quiksilver, Inc......................................         9,600       232,800
 *Quintel Entertainment, Inc...........................        14,900        23,980
 *Quipp, Inc...........................................         1,400        24,413
 Quixote Corp..........................................         5,900        77,806
 *R & B, Inc...........................................         5,700        50,231
 *RCM Technologies, Inc................................         8,200       148,113
 *RDO Equipment Co. Class A............................         5,500        50,875
 *RF Monolithics, Inc..................................         3,400        36,444
 RLI Corp..............................................         9,425       341,067
 *RMH Teleservices, Inc................................         5,700         8,906
 RPC, Inc..............................................        45,400       351,850
 *RTI International Metals, Inc........................        17,100       257,569
 *RTW, Inc.............................................        10,800        49,950
 *Racing Champions Corp................................        14,400       210,600
 *Radiant Systems, Inc.................................        12,800        90,400
 *Rag Shops, Inc.......................................         2,300         6,325
 *Ragan (Brad), Inc....................................         3,800       148,200
 *Ragen Mackenzie Group, Inc...........................         5,100        64,706

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Railamerica, Inc.....................................         8,800  $     63,525
 *Railtex, Inc.........................................         6,600        79,613
 *Rainbow Technologies, Inc............................         9,000       141,188
 *Rainforest Cafe, Inc.................................        23,000       160,281
 *Ralcorp Holdings, Inc................................        29,300       512,750
 *Rally's Hamburgers, Inc..............................        18,300        13,439
 Ramapo Financial Corp.................................         6,500        45,094
 *Ramsay Health Care, Inc..............................         8,700        18,488
 *Ramtron International Corp...........................        28,800        25,200
 Range Resources Corp..................................        16,100        67,419
 *Rare Hospitality International, Inc..................        10,881       135,332
 Raritan Bancorp, Inc. DE..............................           300        10,425
 Raven Industries, Inc.................................         2,600        44,850
 *Rawlings Sporting Goods, Inc.........................         7,000        80,063
 *Raytech Corp. DE.....................................         2,400         7,350
 *Raytel Med Corp......................................         6,200        30,613
 *Reading Entertainment, Inc...........................         2,000        17,875
 *Read-Rite Corp.......................................        49,000       659,969
 *Recoton Corp.........................................         8,966       168,113
 *#Recovery Engineering, Inc...........................         4,000        27,250
 *#Recycling Industries, Inc...........................        12,700        16,867
 *Red Brick Systems, Inc...............................         8,800        27,363
 *Red Roof Inns, Inc...................................         7,600       129,200
 *#Redhook Ale Brewery, Inc............................         6,900        30,188
 Redwood Empire Bancorp................................         2,300        40,250
 *Reeds Jewelers, Inc..................................           440         1,980
 *Refac Technology Development Corp....................         7,000        52,500
 Regal Beloit Corp.....................................        18,800       470,000
 *Regeneron Pharmaceuticals, Inc.......................        23,300       190,769
 Regis Corp............................................        21,350       716,559
 *Rehabcare Group, Inc.................................         5,750       102,961
 *Rehabilicare, Inc....................................         7,500        22,500
 *Reliability, Inc.....................................         4,800        26,850
 Reliance Bancorp, Inc.................................         7,700       225,706
 Reliance Steel and Aluminum Co........................        15,000       459,375
 Reliv International, Inc..............................         7,750        23,734
 *Relm Wireless Corp...................................         4,100         5,894
 *Remec, Inc...........................................        21,000       288,750
 *Remedy Corp..........................................        26,300       279,438
 *Remington Oil & Gas Corp. Class A....................           400         1,750
 *Remington Oil and Gas Corp. Class B..................        14,000        55,125
 *Renaissance Worldwide, Inc...........................        12,000        85,125
 *#Reno Air, Inc.......................................        10,400        74,913
 *Rental Service Corp..................................        21,300       451,294
 *Renters Choice, Inc..................................        20,000       483,750
 *Rentrak Corp.........................................         9,300        25,720
 *#Rent-Way, Inc.......................................         8,700       235,988
 *Repligen Corp........................................         6,100        10,103
 *Reptron Electronics, Inc.............................         4,600        20,413
 Republic Bancorp, Inc.................................        19,391       322,981
 *Republic Bankshares, Inc.............................         7,500       133,125
 *Republic First Bancorp, Inc..........................         4,940        50,635
 Republic Group, Inc...................................         9,370       161,047
 Republic Security Financial Corp......................        35,182       394,698
 *#Res-Care, Inc.......................................        16,850       409,666
 *Research Partners International, Inc.................         5,600        14,000
 *Resound Corp.........................................        18,500        96,547
 Resource America, Inc.................................        18,200       221,244
 Resource Bancshares Mortgage Group, Inc...............        21,408       297,036
 *Respironics, Inc.....................................        29,248       554,798
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Response Oncology, Inc...............................        10,456  $     47,706
 *Restrac, Inc.........................................         5,100        34,744
 *Rex Stores Corp......................................         6,600        79,200
 *Rexhall Industries, Inc..............................         1,157         8,786
 *Rexx Environmental Corp..............................           800         1,800
 *Ribi Immunochem Research, Inc........................        16,400        43,563
 *Ribozyme Pharmaceuticals.............................         6,700        36,013
 Richardson Electronics, Ltd...........................        10,000        85,625
 *Richey Electronics, Inc..............................         7,800        79,463
 *Riddell Sports, Inc..................................         7,255        25,393
 *Ride, Inc............................................         5,400         5,738
 Riggs National Corp...................................        17,900       374,222
 *Right Management Consultants, Inc....................         5,300        76,353
 *Right Start, Inc.....................................         5,200         8,613
 *Rightchoice Managed Care, Inc. Class A...............         2,400        21,900
 *Rimage Corp..........................................         3,000        43,875
 *Rio Hotel & Casino, Inc..............................        19,800       308,138
 Rival Co..............................................         7,500        79,922
 *Riverside Group, Inc.................................         1,000         1,750
 Riverview Bancorp, Inc................................         4,900        59,413
 Rivianna Foods, Inc...................................        12,500       252,344
 *Riviera Holdings Corporation.........................         2,500        12,969
 *Roadhouse Grill, Inc.................................         6,900        33,745
 Roadway Express, Inc..................................        16,400       248,563
 Roanoke Electric Steel Corp...........................         8,400       122,850
 Robbins & Myers, Inc..................................         8,800       176,000
 *Roberds, Inc.........................................         3,500         7,547
 *Roberts Pharmaceutical Corp..........................        25,000       612,500
 *Robertson-Ceco Corp..................................        14,518       116,144
 Robinson Nugent, Inc..................................         2,400         9,225
 *Robocom Systems, Inc.................................           800           975
 *#Robotic Vision Systems, Inc.........................        22,400       101,500
 *Rochester Medical Corp...............................         4,900        63,853
 *Rock Bottom Restaurants, Inc.........................         6,500        37,984
 *Rockford Industries, Inc.............................         3,500        39,266
 *Rockshox, Inc........................................        15,100        39,638
 Rock-Tenn Co. Class A.................................        20,100       327,881
 *Rocky Mountain Chocolate Factory.....................         1,900        10,153
 *Rocky Shoes & Boots, Inc.............................         3,500        24,719
 *Rofin-Sinar Technologies, Inc........................        11,100       110,653
 *Rogers Corp..........................................        10,000       271,250
 *Rogue Wave Software, Inc.............................         9,300        79,922
 Rohn Industries, Inc..................................        47,600       133,131
 Rollins Truck Leasing Corp............................        48,300       579,600
 Rollins, Inc..........................................        29,400       501,638
 *Romac International, Inc.............................         2,300        32,128
 Roper Industries, Inc.................................        17,100       317,419
 *#Ross Systems, Inc...................................        18,600        61,613
 *Rottlund, Inc........................................         2,300         9,775
 Rouge Industries, Inc. Class A........................        12,100        99,825
 Rowe Furniture Corp...................................        12,200       128,863
 *Royal Appliance Manufacturing Co.....................        19,500        90,188
 Royal Bancshares of Pennsylvania Class A..............         2,649        44,205
 *Royal Energy, Inc....................................         2,300         8,769
 *Royal Precision, Inc.................................           550         1,891
 Ruby Tuesday, Inc.....................................        29,500       549,438
 Ruddick Corp..........................................        23,300       455,806
 *Rural Cellular Corp. Class A.........................         7,300        77,563
 *Rural/Metro Corp.....................................        13,000       131,625
 *Rush Enterprises, Inc................................         4,700        45,091

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Russ Berrie & Co., Inc................................        20,100  $    454,763
 *Rwd Technologies, Inc................................        13,400       269,256
 *Ryans Family Steak Houses, Inc.......................        35,600       401,613
 *Ryerson Tull, Inc. Class A...........................         4,800        53,100
 Ryland Group, Inc.....................................        11,600       308,125
 *S&K Famous Brands, Inc...............................         3,500        34,125
 S&T Bancorp, Inc......................................        16,200       434,363
 *S3, Inc..............................................        43,500       231,094
 *SBE, Inc.............................................         1,900        16,150
 *SBS Technologies, Inc................................         4,500        79,031
 *SCP Pool Corp........................................         9,300       141,825
 *SCPIE Holdings, Inc..................................        10,200       312,375
 *SDL, Inc.............................................        11,100       247,669
 *SED International Holdings, Inc......................         9,450        44,297
 SEMCO Energy, Inc.....................................        11,102       179,714
 *SEMX Corp............................................         5,200        13,650
 *SGV Bancorp, Inc.....................................         1,400        18,375
 SI Handling, Inc......................................         2,025        26,325
 SIS Bancorp, Inc......................................         4,900       227,084
 SJNB Financial Corp...................................         1,300        37,050
 SJW Corp..............................................         1,600        98,000
 SL Industries, Inc....................................         9,200       112,700
 *SLI, Inc.............................................        26,600       585,200
 *SM&A Corp............................................         5,000        61,250
 *SMC Corp.............................................         5,600        24,500
 *SOS Staffing Services, Inc...........................        11,400        85,856
 *SPS Technologies, Inc................................         7,200       412,200
 *SPSS, Inc............................................         7,200       135,000
 *SRS Labs, Inc........................................         9,600        29,700
 *SSE Telecom, Inc.....................................         3,500         7,219
 *STB Systems, Inc.....................................        14,375        84,678
 *STM Wireless, Inc. Class A...........................         4,900        26,797
 *SYNC Research, Inc...................................        15,400        14,919
 *#Sabratek Corp.......................................         8,400       141,488
 *Safeguard Health Enterprises, Inc....................         4,400        22,000
 *Safety 1st, Inc......................................         5,900        30,975
 *Safety Components International, Inc.................         4,100        54,069
 *Safety-Kleen Corp....................................        61,900       212,781
 *Saga Communications, Inc. Class A....................         7,010       133,190
 Salient 3 Communications, Inc. Class A................         2,400        25,125
 *Salton/Maxim Housewares, Inc.........................        11,800       221,988
 *Samsonite Corp.......................................         5,918        38,467
 *San Filippo (John B.) & Son, Inc.....................         5,000        18,906
 *#Sanchez Computer Associates, Inc....................         9,300       281,325
 Sanderson Farms, Inc..................................        11,000       175,313
 *Sandisk Corp.........................................        27,900       328,697
 *Sands Regent Casino Hotel............................         2,000         1,875
 Sandwich Bancorp, Inc.................................           900        55,238
 *#Sangstat Medical Corp...............................        12,800       307,200
 *Santa Cruz Operation, Inc............................        30,700       139,109
 *Satcon Technology Corp...............................         8,100        55,941
 *Saucony, Inc. Class A................................         1,000         6,344
 *Saucony, Inc. Class B................................         1,500         9,750
 *Savoir Technology Group, Inc.........................         9,900        83,531
 *#Sawtek, Inc.........................................        19,200       416,400
 Sbarro, Inc...........................................        18,700       486,200
 *Scan-Optics, Inc.....................................        14,900        51,684
 *ScanSource, Inc......................................         2,900        54,375
 Schawk, Inc. Class A..................................         6,200        89,125
 *Scheid Vineyards, Inc................................         2,300        10,781
 *#Schick Technologies, Inc............................         9,000       134,719
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Schieb (Earl), Inc...................................         2,200  $     11,550
 *Schlotzskys, Inc.....................................         5,200        53,300
 *Schmitt Industries, Inc..............................         5,700        19,950
 Schnitzer Steel Industries, Inc. Class A..............         4,400        81,125
 *Scholastic Corp......................................        10,800       513,675
 *#Schuff Steel Company................................         4,500        28,969
 *Schuler Homes, Inc...................................        20,100       140,072
 Schulman (A.), Inc....................................        28,500       610,078
 Schultz Sav-O Stores, Inc.............................         2,550        41,119
 Schweitzer-Maudoit Int'l, Inc.........................        12,900       235,425
 *#Sciclone Pharmaceuticals, Inc.......................        13,700        17,339
 *Scientific Games Holdings Corp.......................         8,700       165,300
 Scientific Technologies, Inc..........................         6,700        38,525
 *Scios-Nova, Inc......................................        34,487       259,730
 Scope Industries, Inc.................................         3,500       227,500
 Scotsman Industries, Inc..............................         8,900       183,006
 *Scott Technologies, Inc. Class A.....................        12,400       191,038
 *Scott Technologies, Inc. Class B.....................         2,500        37,969
 *Scotts Co. Class A...................................        13,100       474,056
 Scott's Liquid Gold, Inc..............................         7,100        10,650
 *Seachange International, Inc.........................        11,000        82,500
 Seacoast Banking Corp. Class A........................         1,500        42,469
 *Seacor Smit, Inc.....................................         6,500       310,375
 *Seamed Corp..........................................         4,900        64,925
 *Seattle Filmworks, Inc...............................        16,800        53,025
 #Seaway Food Town, Inc................................           600         9,113
 *Secom General Corp...................................           700           263
 Second Bancorp, Inc...................................           600        14,719
 *Secure Computing Corp................................        12,800       236,400
 *Security Dynamics Technologies, Inc..................        49,800       764,119
 *Security First Technologies Corp.....................         8,400       152,513
 *Segue Software, Inc..................................         6,400       141,000
 *Seibels Bruce Group, Inc.............................         5,400        22,444
 *Seitel, Inc..........................................        20,400       272,850
 Selas Corp. of America................................         5,500        44,688
 Selective Insurance Group, Inc........................        26,200       496,163
 *#Selfcare, Inc.......................................        11,400        29,213
 *Semitool, Inc........................................        11,600        79,025
 *Semtech Corp.........................................        13,100       386,450
 *Seneca Foods Corp. Class A...........................           200         2,463
 *Seneca Foods Corp. Class B...........................         1,100        13,475
 *Sensormatic Electronics Corp.........................        34,000       276,250
 *Sequa Corp. Class A..................................         3,600       229,050
 *Sequa Corp. Class B..................................         1,700       126,650
 *Sequent Computer Systems, Inc........................        39,100       496,081
 *Sequus Pharmaceuticals, Inc..........................        25,600       506,400
 *Sergagen Inc. (Escrow Shares)........................         8,300             0
 *Serologicals Corp....................................        10,950       327,131
 *Service Experts, Inc.................................        11,500       340,688
 *#Service Merchandise Co., Inc........................        67,800        80,513
 *Servico, Inc.........................................        21,900       142,350
 *Servotronics, Inc....................................           900         6,581
 Sevenson Environmental Services, Inc..................         2,080        16,640
 *Shaman Pharmaceuticals...............................        14,000        37,188
 *Sharper Image Corp...................................         7,600       160,313
 *Shaw Group, Inc......................................        13,700       121,588
 *Sheffield Medical Technologies, Inc..................         7,000        10,500
 Shelby Williams Industries, Inc.......................         5,800        68,150
 *Sheldahl, Inc........................................         6,900        44,419
 *Shells Seafood Restaurants, Inc......................         1,300         6,094

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Sheridan Healthcare, Inc.............................         6,500  $     52,406
 *Shiloh Industries, Inc...............................         6,500        94,656
 *Shiva Corp...........................................        24,200       141,419
 *Shoe Carnival, Inc...................................         9,200        89,988
 *Sholodge, Inc........................................         3,600        25,425
 *Shoney's, Inc........................................        45,000        75,938
 *Shopko Stores, Inc...................................        19,400       625,650
 Shoreline Financial Corp..............................         2,646        68,961
 *Shorewood Packaging Corp.............................        21,650       320,691
 *Showscan Entertainment, Inc..........................         2,800           644
 *#Shuffle Master, Inc.................................         6,300        43,706
 *Sierra Health Services, Inc..........................        22,427       513,018
 Sierrawest Bancorp....................................         3,570        92,374
 Sifco Industries, Inc.................................         7,000        99,750
 *Sight Resource Corp..................................         6,100        12,486
 *Sigma Designs, Inc...................................         7,900        24,317
 *Sigmatron International, Inc.........................         1,400         4,813
 *#Signal Apparel Co., Inc. Class A....................         6,200        10,463
 Signal Corporation....................................         4,502       153,631
 *Signal Technology Corp...............................         5,100        15,619
 *Silgan Holdings, Inc.................................        13,300       356,606
 *#Silicon Gaming, Inc.................................         9,600        18,900
 *Silicon Storage Technology, Inc......................        18,300        42,891
 *Silicon Valley Bancshares............................        18,500       457,875
 *Silicon Valley Group, Inc............................        29,600       364,450
 *Siliconix, Inc.......................................         4,000        76,750
 *Silverleaf Resorts, Inc..............................         4,500        51,188
 *Simione Central Holdings, Inc........................         6,600        13,613
 Simmons First National Corp. Class A..................         4,550       184,844
 *Simon Transportation Services, Inc...................         2,000        12,688
 Simpson Industries, Inc...............................        17,350       181,633
 *Simula, Inc..........................................         8,900        63,969
 *Sipex Corp...........................................        14,200       460,613
 *Sirena Apparel Group, Inc............................         3,400        21,250
 *Sitel Corp...........................................        69,800       174,500
 *Sizzler International, Inc...........................        11,500        33,781
 Skaneateles Bancorp, Inc..............................           900        12,431
 Sky Financial Group, Inc..............................        30,274       917,687
 Skyline Corp..........................................         6,600       214,500
 *SkyMall, Inc.........................................         6,800        31,663
 Skywest, Inc..........................................        19,300       522,909
 Smart & Final Food, Inc...............................        16,900       179,563
 *Smart Modular Technologies, Inc......................        27,000       564,469
 *#Smartalk Teleservices, Inc..........................        23,300       117,592
 *Smartflex Systems, Inc...............................         3,800        27,313
 Smith (A.O.) Corp.....................................        12,750       317,156
 Smith (A.O.) Corp. Convertible Class A................         3,750        91,875
 *Smithway Motor Express Corp. Class A.................         2,000        17,875
 Smucker (J.M.) Co. Class A............................        10,100       234,825
 Smucker (J.M.) Co. Class B............................        13,000       287,625
 Snyder Oil Corp.......................................        37,600       484,100
 *Sodak Gaming, Inc....................................        17,400       141,919
 *Softech, Inc.........................................         3,500        13,891
 *Softnet Systems, Inc.................................         7,336       120,127
 *Software Spectrum, Inc...............................         2,400        42,150
 *Sola International, Inc..............................        22,100       350,838
 Somerset Group, Inc...................................           312         5,753
 *Sonic Corp...........................................        14,850       293,288
 *#Sonic Solutions.....................................         6,100        25,544
 *Sonosight, Inc.......................................         3,633        34,059
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#Sonus Pharmaceuticals, Inc..........................         7,800  $     58,988
 *Sound Advice, Inc....................................         1,422         3,200
 *#Source Media, Inc...................................         9,600       158,100
 South Jersey Industries, Inc..........................         8,648       223,227
 *Southern Energy Homes, Inc...........................        10,625        73,047
 *#Southern Mineral Corp...............................         8,200         8,969
 *Southern Pacific Funding Corp........................        19,600         1,078
 *Southern Union Co....................................        26,708       542,526
 *Southwall Technologies, Inc..........................         5,400        25,481
 Southwest Bancorp, Inc................................         1,500        42,094
 Southwest Gas Corp....................................        22,000       522,500
 Southwest National Corp...............................           200        14,125
 Southwest Securities Group, Inc.......................        10,257       201,935
 Southwest Water Co....................................         2,730        40,609
 Southwestern Energy Co................................        21,900       164,250
 *Spacehab, Inc........................................         8,900        77,319
 *Spacelabs Medical, Inc...............................         8,500       149,813
 *Spacetec IMC Corp....................................         5,700        13,448
 *Spaghetti Warehouse, Inc.............................         5,000        36,563
 Span-American Medical System, Inc.....................         2,400        12,900
 Spartan Motors, Inc...................................        14,000        87,938
 Spartech Corp.........................................        23,200       462,550
 *Sparton Corp.........................................         7,200        41,400
 *Spatial Technology, Inc..............................         2,000         6,250
 *Special Devices, Inc.................................         5,500       180,984
 *Specialty Equipment Co., Inc.........................        14,600       340,363
 *#SpectraLink Corp....................................        17,000        55,781
 *Spectran Corp........................................         4,900        26,950
 *Spectranetics Corp...................................        14,602        30,117
 *Spectrian Corp.......................................         8,700       114,731
 *Spectrum Control, Inc................................        10,600        44,719
 *#SpectRx, Inc........................................         5,400        36,450
 *Speedfam International, Inc..........................        15,300       230,934
 *Speizman Industries, Inc.............................         2,300        12,938
 *Spelling Entertainment Group, Inc....................        13,700       100,181
 *Spice Entertainment Companies, Inc...................         6,500        33,820
 *Spiegel, Inc. Class A Non-Voting.....................        12,500        49,414
 *#Spire Corp..........................................         3,200        10,400
 *Sport Chalet, Inc....................................         2,700        18,563
 *Sport Supply Group, Inc..............................         5,800        40,600
 *Sport-Haley, Inc.....................................         2,200        22,825
 *Sports Authority, Inc................................        25,300       164,450
 *Sports Club Co., Inc.................................        17,700        86,288
 *Sportsman's Guide, Inc...............................         4,000        24,750
 *Spyglass, Inc........................................        11,000       257,469
 St. Francis Capital Corp..............................         2,900       121,891
 St. John Knits, Inc...................................        16,200       324,000
 St. Joseph Light & Power Co...........................        54,400       969,000
 St. Mary Land & Exploration Co........................         9,900       187,791
 St. Paul Bancorp, Inc.................................        21,020       444,704
 *Staar Surgical Co....................................         9,400        82,838
 *Stac, Inc............................................        21,500       108,844
 *Staff Leasing, Inc...................................        22,400       202,300
 *#Staffmark, Inc......................................        19,900       463,297
 *Stage II Apparel Corp................................         1,700         1,913
 Standard Commercial Corp..............................        10,329        83,923
 *Standard Management Corp.............................         5,000        33,125
 *Standard Microsystems Corp...........................        12,300        90,713
 Standard Motor Products, Inc. Class A.................         9,200       209,875
 Standard Pacific Corp. DE.............................        26,500       258,375
 Standard Products Co..................................        13,300       247,713

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Standex International Corp............................        10,500  $    245,438
 *Stanford Telecommunications, Inc.....................        13,800       154,388
 *Stanley Furniture, Inc...............................         6,600       111,788
 *Star Multi Care Services, Inc........................         4,085         6,128
 *Starcraft Corp.......................................         2,500         6,094
 *Starmet Corp.........................................        13,000       115,375
 Starrett (L.S.) Co. Class A...........................         3,500       107,188
 *Startec Global Communications Corp...................           700         7,438
 *Starter Corp.........................................        22,400        36,400
 State Auto Financial Corp.............................        31,200       388,050
 State Financial Services Corp. Class A................         1,872        35,334
 *Station Casinos, Inc.................................        27,100       223,575
 *Steel Dynamics, Inc..................................        34,300       468,409
 *Steel of West Virginia, Inc..........................         5,800        61,263
 Steel Technologies, Inc...............................        13,400       110,969
 *Stein Mart, Inc......................................        41,100       351,277
 *Steinway Musical Instruments, Inc....................         7,100       164,631
 Stepan Co.............................................         7,900       220,706
 Stephan Co............................................         2,700        32,063
 *Stericycle, Inc......................................         8,200       145,806
 *Sterigenics Intl, Inc................................         6,000       154,875
 Sterling Bancorp......................................         5,400       114,413
 Sterling Bancshares...................................        18,337       288,808
 *Sterling Financial Corp. WA..........................         4,520        81,360
 *#Sterling Vision, Inc................................        13,200        40,219
 Stewart & Stevenson Services, Inc.....................        25,000       246,094
 Stewart Information Services Corp.....................         3,800       187,863
 Stifel Financial Corp.................................         5,382        58,529
 *Stillwater Mining Co.................................        15,300       559,406
 *Stimsonite Corp......................................         6,400        49,200
 Stone & Webster, Inc..................................         9,200       312,800
 *Stone Energy Corp....................................        13,600       409,700
 *Storage Computer Corp................................         8,900        41,163
 *#Stormedia, Inc. Class A.............................         8,200             8
 *Stratasys, Inc.......................................         4,400        27,363
 *Strategia Corp.......................................         3,300         3,506
 *Strategic Diagnostics, Inc...........................         1,000         2,250
 *Strategic Distribution, Inc..........................        40,292       114,580
 *Strattec Security Corp...............................         4,000       113,000
 *Stratus Properties, Inc..............................        11,100        36,075
 Strawbridge and Clothier Liquidating Trust............         4,200         2,557
 Strayer Ed, Inc.......................................        12,400       461,900
 Stride Rite Corp......................................        40,800       362,100
 *Strouds, Inc.........................................         7,200        14,175
 *Structural Dynamics Research Corp....................        32,600       568,463
 *Stuart Entertainment, Inc............................         2,700         1,772
 Sturm Ruger & Co., Inc................................        24,200       307,038
 *Suburban Lodges of America, Inc......................        12,300        99,938
 *Successories, Inc....................................         5,900        12,538
 Suffolk Bancorp.......................................         4,300       122,013
 *Sugen, Inc...........................................        12,300       176,813
 *Sulcus Computer Corp.................................        10,085        22,691
 Summit Bancshares, Inc................................         2,000        39,000
 *Summit Design, Inc...................................        13,700       118,163
 *Summit Technology, Inc...............................        12,300        47,278
 *Summitt Medical Systems, Inc.........................         9,400        10,869
 *Sun Healthcare Group, Inc............................        56,083       294,436
 Sun Hydraulics, Inc...................................         4,400        45,925
 *Sun Television and Appliances, Inc...................        15,300           268
 *Sunair Electronics, Inc..............................         3,000         5,813
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Sundance Homes, Inc..................................         3,000  $      4,875
 *Sunglass Hut International, Inc......................        45,300       280,294
 *Sunquest Information Systems, Inc....................        11,800       134,225
 *Sunrise Assisted Living, Inc.........................        15,400       664,606
 *Sunrise Medical, Inc.................................        17,700       225,675
 *Sunrise Resources, Inc...............................         5,500        19,938
 *Superconductor Technologies, Inc.....................         5,400        22,275
 *#Supergen, Inc.......................................        12,200        81,206
 *Superior Consultant Holdings Corp....................         8,200       301,350
 *Superior Energy Services, Inc........................        24,000        74,250
 Superior Industries International, Inc................        22,300       579,800
 *Superior National Insurance Group, Inc...............         5,500        97,625
 Superior Surgical Manufacturing Co., Inc..............         9,900       136,125
 #Superior Telecom, Inc................................        12,900       561,150
 *Supertex, Inc........................................        26,500       275,766
 *Suprema Specialties, Inc.............................         4,600        22,138
 *Supreme Industries, Inc..............................         5,856        56,364
 *Supreme International Corp...........................         4,700        50,819
 *Surety Capital Corp..................................         4,000         9,500
 Susquehanna Bancshares, Inc...........................        29,493       645,159
 *Swift Energy Corp....................................        14,280       132,983
 *Swisher International, Inc...........................           700           525
 *Swiss Army Brands, Inc...............................         5,300        53,331
 *Sybase, Inc..........................................        72,700       522,531
 *Sybron Chemicals, Inc................................         1,100        17,325
 *Sykes Enterprises, Inc...............................        35,000       708,750
 *Sylvan, Inc..........................................         5,700        74,278
 *Symix Systems, Inc...................................         4,800        97,050
 *Symmetricom, Inc.....................................        14,300        88,928
 *Symons International Group, Inc......................        11,300       107,350
 *Symphonix Devices, Inc...............................         2,800        10,938
 *Syms Corp............................................         9,900        96,525
 Synalloy Corp. DE.....................................        11,500       106,375
 *Synaptic Pharmaceutical Corp.........................         9,600       136,200
 *Synbiotics Corp......................................         5,200        11,700
 *Syncor International Corp. DE........................         9,000       216,563
 *#Synetic, Inc........................................        10,500       438,375
 *#Syntel, Inc.........................................        39,000       531,375
 *Syntellect, Inc......................................        12,000        31,125
 *Synthetech, Inc......................................        11,100        63,825
 *Synthetic Industries, Inc............................         5,000        84,375
 *Syntroleum Corp......................................         5,250        43,313
 *Sypris Solutions, Inc................................         2,250        16,031
 *System Software Associates, Inc......................        42,800       292,913
 *Systems & Computer Technology Corp...................        30,600       557,494
 *T-HQ, Inc............................................           300         8,419
 *T-Netix, Inc.........................................         7,200        41,400
 TB Woods Corp.........................................         4,700        64,625
 *TBA Entertainment Corp...............................         9,000        43,594
 *TBC Corp.............................................        21,250       146,094
 TCBY Enterprises, Inc.................................        18,800       145,700
 *TCC Industries, Inc..................................         1,100         3,644
 *TCI International, Inc...............................         1,200         2,850
 *TCSI Corp............................................        22,500        51,680
 *TEAM America Corp....................................         2,800        16,975
 *TESSCO Technologies, Inc.............................         3,700        82,788
 TF Financial Corp.....................................         2,600        50,863
 *TFC Enterprises, Inc.................................         6,600        14,438
 *TII Industries, Inc..................................         5,360        12,228

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 TJ International, Inc.................................        13,600  $    319,175
 *TMBR/Sharp Drilling, Inc.............................         4,300        16,931
 *#TMP Worldwide, Inc..................................         7,500       242,344
 TNP Enterprises, Inc..................................        13,200       501,600
 TR Financial Corp.....................................        10,500       391,781
 *TRC Companies, Inc...................................         5,600        26,600
 *TRM Copy Centers Corp................................         4,800        44,400
 *#TRO Learning, Inc...................................         3,800        33,131
 *TSI International, Inc...............................         6,400       235,800
 TSI, Inc. MN..........................................         8,600        68,263
 *TSR, Inc.............................................         4,800        37,800
 *TST/Impreso, Inc.....................................         3,200         9,850
 Tab Products Co. DE...................................         3,100        22,088
 *Taco Cabana, Inc.....................................        13,800        95,306
 Talbots, Inc..........................................        22,400       571,200
 *Tandy Brand Accessories, Inc.........................         3,700        55,963
 *Tandy Crafts, Inc....................................        11,500        44,563
 *Targeted Genetics Corp...............................        16,200        28,097
 *Tarrant Apparel Group................................        10,700       349,756
 Tasty Baking Co.......................................         5,375        86,336
 *#Tatham Off-Shore, Inc...............................         9,400        12,044
 *Tava Technologies, Inc...............................        11,700        66,727
 Team, Inc.............................................         4,300        15,050
 Tech/Ops Sevcon, Inc..................................         1,700        24,863
 *Techdyne, Inc........................................         2,800         8,050
 *Techforce Corp.......................................         5,400        38,644
 *Techne Corp..........................................        16,600       309,694
 *Technical Chemicals & Products, Inc..................        13,000        27,625
 *Technical Communications Corp........................           400         1,700
 Technitrol, Inc.......................................        11,300       341,119
 Technology Research Corp..............................         4,100         4,997
 *Technology Solutions Corp............................        36,750       341,660
 *Tech-Sym Corp........................................         3,700        92,731
 *Tegal Corp...........................................         8,300        25,548
 *Tei, Inc.............................................         5,600         9,100
 Tejon Ranch Co........................................        12,000       241,500
 *Telco Systems, Inc...................................        10,700       129,738
 *Telcom Semiconductor, Inc............................        13,200        49,088
 *#Telegroup, Inc......................................        30,500        71,484
 *Teletech Holdings, Inc...............................        49,500       450,141
 *#Tel-Save Holdings, Inc..............................        12,000       143,625
 *Teltrend, Inc........................................         5,200       103,025
 Telxon Corp...........................................        12,900       347,091
 *Temtex Industries, Inc...............................         2,000         6,469
 Tennant Co............................................         4,000       139,000
 *#Tera Computer Co....................................         8,100        66,572
 *Terex Corp...........................................        18,700       523,600
 Terra Industries, Inc.................................        72,400       393,675
 *Tesoro Petroleum Corp................................        42,200       561,788
 *Tesseract Group, Inc.................................         7,600        25,413
 *Tetra Tech, Inc......................................        21,245       444,817
 *Tetra Technologies, Inc..............................        14,100       178,013
 *Texas Biotechnology Corp.............................        28,600       109,038
 Texas Industries, Inc.................................         4,000       115,750
 *Texas Micro, Inc.....................................        10,800        38,138
 Texas Regional Banchshares, Inc. Class A..............        11,500       310,859
 *Thackeray Corp.......................................         3,600        12,150
 The Dexter Corp.......................................        20,900       670,106
 *Theragenics Corp.....................................        26,200       361,888
 *Theratech, Inc. UT...................................        18,650       256,438
 *Thermatrix, Inc......................................         4,600        16,388
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Thermedics, Inc......................................        30,000  $    313,125
 *Thermo Bioanalysis Corp..............................        14,700       155,269
 *#Thermo Cardiosystems, Inc...........................        17,900       208,088
 *#Thermo Ecotek Corp..................................        19,700       206,850
 *Thermo Fibergen, Inc.................................         6,800        57,375
 *#Thermo Fibertek, Inc................................        51,200       288,000
 *Thermo Optek Corp....................................        39,700       431,738
 *Thermo Power Corp....................................         9,000        79,875
 *Thermo Sentron, Inc..................................         7,900        74,063
 *Thermo Terratech, Inc................................        12,000        54,000
 *Thermo Voltek Corp...................................         5,850        39,488
 *#Thermolase Corp.....................................        32,700       167,588
 *ThermoQuest Corp.....................................        37,200       378,975
 Thermoretec Corporation...............................         8,100        21,769
 *Thermospectra Corp...................................        12,300       138,375
 *Thermotrex Corp......................................        14,900       156,450
 *Thermwood Corp.......................................           200         1,488
 *Thomas Group, Inc....................................         5,300        52,669
 Thomas Industries, Inc................................        12,850       221,663
 Thomaston Mills, Inc..................................         1,900         6,056
 Thor Industries, Inc..................................         9,750       232,781
 *Thoratec Laboratories Corp...........................        16,300        96,781
 *Thorn Apple Valley, Inc..............................         4,600        15,094
 *Three-Five Systems, Inc..............................         7,100        71,000
 *Thrustmaster, Inc....................................        11,600        42,050
 *Timberland Co. Class A...............................         7,200       294,750
 Timberline Software Corp..............................         7,400        91,806
 *Tipperary Corp.......................................        10,500        19,688
 *Titan Corp...........................................        22,890       123,034
 Titan International, Inc..............................        18,400       182,850
 *Titanium Metals Corp.................................        26,700       265,331
 Toastmaster, Inc......................................         4,500        28,406
 *Today's Man, Inc.....................................         4,300         6,114
 *Todd Shipyards Corp..................................         7,900        39,500
 Todd-AO Corp. Class A.................................           220         1,856
 *Toddhunter International, Inc........................         3,900        29,981
 *Tokheim Corp.........................................        14,000       120,750
 *Tollgrade Communications, Inc........................         6,300       106,313
 Tompkins County Trustco, Inc..........................           330        10,725
 *Topps, Inc...........................................        41,800       218,144
 *#Tops Appliance City, Inc............................         4,400        19,663
 *Toreador Royalty Corp................................         2,500         8,672
 Toro Co...............................................        11,600       307,400
 *Total Entertainment Restaurant Corp..................         2,900         8,609
 *Total-Telephone USA Communications, Inc..............         3,000        45,000
 *Tower Air, Inc.......................................        13,300        33,042
 *Track 'n Trail, Inc..................................         4,900        12,556
 *Tractor Supply Co....................................         7,000       180,688
 *Trak Auto Corp.......................................         4,300        34,669
 *Trans World Airlines, Inc............................        51,500       260,719
 *Trans World Entertainment Corp.......................        21,300       496,556
 *Transact Technologies, Inc...........................         5,007        26,600
 *Transaction Network Services, Inc....................        10,600       257,050
 *Transcend Services, Inc..............................        15,000        37,500
 *Transcoastal Marine Services, Inc....................         8,900        34,488
 *#Transcrypt International, Inc.......................         7,800        18,525
 *Transfinancial Holdings, Inc.........................         3,300        16,294
 *Transition Analysis Component Technology.............           299         2,616
 *Transition Systems, Inc..............................        18,800       186,825
 *Transkaryotic Therapies, Inc.........................        15,300       347,119

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Transmation, Inc.....................................         3,400  $     13,281
 *Transmedia Network, Inc..............................        10,000        35,625
 *Transmontaigne Oil Co................................        23,000       345,000
 Transpro, Inc.........................................         3,800        23,038
 Transtechnology Corp..................................         3,800        86,925
 *Transtexas Gas Corp..................................        48,400       102,850
 *Transwitch Corp......................................        12,800       357,200
 *Transworld Healthcare, Inc...........................        15,800        68,631
 *Travel Ports of America, Inc.........................         3,718        11,270
 *Travel Services International, Inc...................        10,500       236,906
 *Travis Boats & Motors, Inc...........................         2,600        50,213
 *Treadco, Inc.........................................         3,600        22,275
 *TreeSource Industries, Inc...........................         4,400         2,750
 *Trega Biosciences, Inc...............................        10,100        23,672
 Tremont Corp. DE......................................         3,900       139,913
 *Trend-Lines, Inc. Class A............................         3,300         9,694
 *Trendwest Resorts, Inc...............................         1,000        14,250
 Trenwick Group, Inc...................................         3,900       123,094
 *Trex Medical Corp....................................        30,700       305,081
 *Triad Guaranty, Inc..................................        10,600       233,200
 Triangle Bancorp, Inc.................................        17,200       330,025
 *Triangle Pharmaceuticals, Inc........................        19,200       212,400
 *Triarc Companies, Inc. Class A.......................        22,200       357,975
 *Triathlon Broadcasting Co. Class A...................         1,600        17,900
 Trico Bancshares......................................         4,950        86,625
 *Trico Marine Services, Inc...........................        16,300        90,669
 *Trident International, Inc...........................         4,000        39,750
 *Trident Microsystems, Inc............................        10,800        52,144
 *Tridex Corp..........................................         4,200        15,356
 Trigen Energy Corp....................................        10,500       149,625
 *Trimark Holdings, Inc................................         1,700         4,197
 *Trimble Navigation, Ltd..............................        18,200       163,800
 *Trimedyne, Inc.......................................         5,400         6,581
 *#Trimeris, Inc.......................................         3,100        21,313
 *Trinitec Systems, Inc. Class A.......................         6,900        62,963
 Trion, Inc............................................         5,700        16,566
 *Triple S Plastics, Inc...............................           700         3,741
 *Tripos, Inc..........................................         1,600        13,200
 *Triquint Semiconductor, Inc..........................         7,500       143,906
 *Trism, Inc...........................................         2,900         3,988
 *#Tristar Corp........................................         1,000         6,500
 *Triumph Group........................................         4,900       164,763
 *Trump Hotels & Casino Resorts, Inc...................        19,500        98,719
 Trust Co. of New Jersey...............................        15,500       372,484
 Trustco Bank Corp. NY.................................        21,426       602,606
 *Tuboscope Vetco International, Inc...................        45,400       377,388
 *Tultex Corp..........................................        19,100        20,294
 *Turner Corp..........................................         4,650        78,759
 Tuscarora, Inc........................................         8,500       109,438
 Twin Disc, Inc........................................         1,400        30,450
 *Twinlab Corp.........................................         1,000        16,594
 Tyler Corp............................................        30,800       205,975
 U.S. Bancorp, Inc.....................................        11,200       222,950
 *U.S. Bioscience, Inc.................................        21,400       161,838
 *U.S. Diagnostic, Inc.................................        18,000        18,000
 U.S. Freightways Corp.................................        15,700       421,447
 *U.S. Home & Garden, Inc..............................        14,900        77,294
 *U.S. Office Products, Co.............................        32,900       179,408
 *U.S. Satellite Broadcasting Co., Inc. Class A........        12,500        95,313
 *UFP Technologies, Inc................................         2,300         7,655
 *UICI.................................................        12,000       237,375
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *URS Corp.............................................        12,000  $    243,750
 *US Can Corp..........................................        11,500       201,969
 *US Xpress Enterprises, Inc. Class A..................         9,114       140,697
 *#USA Detergents, Inc.................................        12,400       115,088
 *USA Floral Products, Inc.............................        10,800       126,225
 *USA Truck, Inc.......................................         1,900        22,563
 *USCI, Inc............................................         7,700           842
 *USCS International, Inc..............................        18,700       605,997
 *USData Corp..........................................         7,850        26,003
 UST Corp..............................................        19,682       484,669
 *#USWeb Corp..........................................         2,500        57,109
 *UTI Energy Corp......................................        14,500       121,438
 *Ubics, Inc...........................................         8,000        39,000
 *Ugly Duckling Corp...................................        14,900        84,278
 *Ultimate Electronics, Inc............................         6,900        39,244
 *Ultradata Corp.......................................         4,600        18,831
 *Ultradata Systems, Inc...............................         2,000         6,000
 *Ultrafem, Inc........................................         6,400           157
 *Ultrak, Inc..........................................        11,600       100,050
 *Ultralife Batteries, Inc.............................         8,400        54,994
 *Ultratech Stepper, Inc...............................        16,700       309,994
 *Unapix Entertainment, Inc............................         3,600         7,875
 *Unicapital Corp......................................        14,000       115,500
 Unico American Corp...................................         3,500        36,969
 *UniComp, Inc.........................................         6,400        21,400
 Unifirst Corp.........................................        10,300       226,600
 *Uniflex, Inc.........................................         1,700        10,413
 *Unify Corp...........................................         5,400        35,606
 *#Unigene Laboratories, Inc...........................        25,900        41,278
 *Unilab Corp..........................................        24,200        43,863
 *#Unimark Group, Inc..................................         6,200        18,213
 *Uni-Marts, Inc.......................................         6,500        19,906
 *Unimed Pharmaceuticals, Inc..........................         5,400        20,250
 *#Union Acceptance Corp. Class A......................         1,800         9,675
 *Unique Casual Restaurants, Inc.......................         9,300        61,903
 *Unique Mobility, Inc.................................        12,700        68,263
 *Uniroyal Technology Corp.............................        11,600       116,725
 *Unisource Energy Corp................................        26,480       395,545
 *Unisource Worldwide, Inc.............................        73,000       574,875
 *Unit Corp............................................        21,000        99,750
 *Unit Instruments, Inc................................         4,200        36,488
 *United American Healthcare Corp.,....................         5,300         7,950
 United Bankshares, Inc. WV............................        12,400       357,275
 United Companies Financial Corp.......................        25,900       105,219
 United Financial Corp. MN.............................           400         9,100
 United Fire Casualty Co...............................         5,400       198,113
 *United Foods, Inc. Class A...........................            54           152
 United Guardian, Inc..................................         1,900         9,738
 United Industrial Corp................................        10,700       106,331
 *United International Holdings Class A................        26,600       440,563
 United National Bancorp...............................         7,132       162,253
 *United Natural Foods, Inc............................        16,300       395,784
 *United Payors & United Providors, Inc................        13,600       348,500
 *United Retail Group, Inc.............................        10,500       103,031
 *#United States Energy Corp...........................         5,600        15,925
 *United States Home Corp..............................         9,500       302,813
 United Water Resources, Inc...........................        29,500       612,125
 *United Wisconsin Services, Inc.......................        13,600       101,150
 *Unitel Video, Inc....................................           700         2,144
 Unitil Corp...........................................         2,700        73,575
 Unitog Co.............................................         5,800       124,700

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Unitrode Corp........................................        25,600  $    433,600
 *Universal American Financial Corp....................         4,400        11,275
 *Universal Electronics, Inc...........................         3,800        41,325
 Universal Forest Products, Inc........................        15,800       309,088
 *Universal International, Inc.........................         7,500        19,453
 *Universal Seismic Association, Inc...................         1,600           120
 *Universal Stainless & Alloy Products, Inc............         3,700        25,553
 *Universal Standard Medical Labs, Inc.................         2,500         4,219
 *Uno Restaurant Corp..................................         8,700        57,094
 *Urban Outfitters, Inc................................        16,200       228,319
 *Urocor, Inc..........................................         9,400        52,288
 *Urogen Corp. (Restricted)............................         2,100           798
 *Urologix, Inc........................................         9,100        38,817
 *Uromed Corp. New.....................................         4,720         9,366
 *Uroquest Medical Corp................................         8,000        10,500
 *Utah Medical, Inc....................................         5,200        36,400
 *Utilx Corp...........................................         5,600        10,500
 *#V-ONE Corp..........................................        19,400        59,413
 *VDI Media............................................         2,900        23,381
 *VLSI Technology, Inc.................................        41,800       474,169
 *VTEL Corp............................................        21,448        65,685
 *VWR Scientific Products Corp.........................        22,900       708,469
 *Valence Technology, Inc..............................        23,000       219,219
 *Vallen Corp..........................................         6,200       120,900
 Valley Forge Corp.....................................         1,275        16,575
 Valley Resources, Inc.................................         2,600        32,500
 Valmont Industries, Inc...............................        23,200       372,650
 *Value City Department Stores, Inc....................        28,900       296,225
 Value Line, Inc.......................................         4,000       166,000
 *Valuevision International, Inc. Class A..............        22,900       123,803
 *Vanguard Cellular System, Inc. Class A...............        32,200       742,613
 *Vans, Inc............................................        12,000        88,875
 *Vanstar Corp.........................................        34,600       413,038
 *Vantive Corp.........................................        25,500       219,141
 *Varco International, Inc.............................        16,000       109,000
 *#Vari L Co., Inc.....................................         7,100        47,038
 *Variflex, Inc........................................         5,100        26,934
 Varlen Corp...........................................        13,081       347,055
 *Vaughn Communications, Inc...........................         2,800        21,175
 *Vectra Technologies, Inc.............................         2,700            16
 *Vencor, Inc..........................................        21,000        94,500
 *Ventana Medical Systems, Inc.........................        15,500       336,641
 *Venture Stores, Inc..................................        13,300           126
 *Venturian Corp.......................................           300         2,813
 *Veramark Technologies, Inc...........................         5,900        31,344
 *Verdant Brands, Inc..................................         6,500        10,258
 *Verilink Corp........................................        10,100        50,184
 *Veritas DGC, Inc.....................................        20,500       299,813
 *Verity, Inc..........................................         8,500       146,891
 Vermont Financial Services Corp.......................         9,900       229,556
 *Versant Object Technology Corp.......................         6,500        18,484
 *Versar, Inc..........................................         2,000         4,375
 *Vertel Corp..........................................        19,300        45,234
 *Vertex Communications Corp...........................         3,100        54,831
 *Vertex Pharmaceuticals, Inc..........................        22,800       540,075
 Vesta Insurance Group, Inc............................        14,800        86,025
 *Vestcom Int'l, Inc...................................         6,600        50,119
 *Veterinary Centers of America, Inc...................        16,400       299,300
 *Viagrafix Corp.......................................         2,500        15,156
 *Viasat, Inc..........................................         4,800        44,700
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Viasoft, Inc.........................................        15,600  $    114,075
 *Viatel, Inc..........................................        18,500       275,188
 *Vical, Inc...........................................        11,800       191,750
 *Vicon Industries, Inc................................         2,600        19,663
 *Vicor Corp...........................................        27,300       243,994
 *Vicorp Restaurants, Inc..............................         7,300       105,622
 *Vidamed, Inc.........................................           500         1,172
 *Video Display Corp...................................         2,300        14,806
 *Video Services Corp..................................         2,000         4,500
 *Video Update, Inc....................................        24,300        33,033
 *Videonics, Inc.......................................         3,600         3,544
 *Vidioserver, Inc.....................................        11,600       158,050
 *View Technology, Inc.................................         3,900         9,628
 *Viisage Technology, Inc..............................         6,500         6,500
 *Vincam Group, Inc....................................        12,500       181,250
 Vintage Petroleum, Inc................................        18,500       190,781
 Virco Manufacturing Corp..............................         6,238       130,218
 *Virtualfund.Com, Inc.................................        13,020        33,364
 *Vishay Intertechnology, Inc..........................           500         7,094
 *#Vision Sciences, Inc................................         5,100         4,781
 *Vista Medical Technologies, Inc......................       131,400       324,394
 *Visx, Inc. DE........................................         7,500       546,563
 Vital Signs, Inc......................................        11,100       188,006
 *Vitalcom, Inc........................................         6,000        17,438
 *#Vitech America, Inc.................................         9,790       170,101
 *Vivid Technologies, Inc..............................         8,500        68,000
 *#Vivus, Inc..........................................        29,900        92,036
 *Vodavi Technology, Inc...............................         2,600         6,500
 *Voice Control Systems, Inc...........................         9,800        22,356
 *Volt Information Sciences, Inc.......................        13,400       312,388
 Vulcan International Corp.............................           700        24,938
 WD-40 Co..............................................        12,400       380,138
 *WFS Financial, Inc...................................        18,300       115,519
 *WHX Corp.............................................        16,700       176,394
 WICOR, Inc............................................        19,000       415,625
 *WLR Foods, Inc.......................................        13,098       115,426
 *WMS Industries, Inc..................................        32,300       240,231
 *WPI Group, Inc.......................................         6,600        46,613
 WPS Resources Corp....................................        20,000       675,000
 Wabash National Corp..................................        18,400       345,000
 Wackenhut Corp. Class A...............................         2,700        65,644
 Wackenhut Corp. Class B Non-Voting....................         6,950       141,606
 *Wackenhut Corrections Corp...........................        17,800       480,600
 Walbro Corp...........................................         5,300        39,419
 *Walker Interactive Systems, Inc......................        12,500       100,391
 *Wall Data, Inc.......................................         8,300       141,619
 *Wall Street Deli, Inc................................         1,500         5,484
 Walshire Assurance Co.................................         2,370        19,034
 *Warrantech Corp......................................        10,300        32,509
 Warren Bancorp, Inc...................................         6,300        58,275
 *Washington Homes, Inc................................         6,500        31,688
 Washington Savings Bank FSB Waldorf, MD...............         1,600         7,400
 *Waste Industries, Inc................................         7,200       126,450
 *Waterlink, Inc.......................................        12,700        47,625
 Waters Instruments, Inc...............................           200         1,175
 Watkins-Johnson Co....................................         6,600       120,450
 Watsco, Inc. Class A..................................        42,800       767,725
 Watsco, Inc. Class B..................................         1,350        24,638
 Watts Industries, Inc. Class A........................        13,100       248,081
 *Wave Technologies International, Inc.................         2,500         8,906
 *#Wavephore, Inc......................................        19,300       150,178

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Waxman Industries, Inc...............................         5,300  $      6,625
 Webb (Del) Corp.......................................        15,800       418,700
 *Webco Industries, Inc................................         3,800        26,125
 Webster Financial Corp................................         5,120       142,400
 *Weirton Steel Corp...................................        34,300        64,313
 Wellman, Inc..........................................        33,500       406,188
 *Wells-Gardner Electronics Corp.......................         3,000         8,250
 Werner Enterprises, Inc...............................        12,662       206,549
 Wesbanco, Inc.........................................        15,050       425,163
 *Wesley Jessen Vision Care, Inc.......................        14,700       347,288
 West Coast Bancorp....................................        11,322       242,362
 *West Coast Entertainment Corp........................         7,000         4,375
 *West Marine, Inc.....................................        13,300       152,534
 *West Teleservices Corp...............................         3,500        40,031
 West, Inc.............................................        13,600       413,100
 *Westaff, Inc.........................................        12,400        79,050
 *Westbridge Capital Corp..............................         5,900           295
 Westco Bancorp, Inc...................................         1,100        37,813
 Westcorp, Inc.........................................        22,996       196,903
 *Westell Technologies, Inc............................        16,100        99,116
 Westerfed Financial Corp..............................         3,900        75,684
 Western Bancorp.......................................         4,848       159,075
 *Western Beef, Inc....................................         3,800        28,263
 Western Gas Resources, Inc............................        28,900       269,131
 Western Ohio Financial Corp...........................           900        20,250
 *Western Power & Equipment Corp.......................         2,600        11,131
 *Western Water Co.....................................         7,400        40,700
 Westinghouse Air Brake Co.............................        20,100       442,200
 *Weston (Roy F.), Inc. Class A........................         5,400        15,694
 Westwood Homestead Financial Corp.....................         1,000        10,688
 *Westwood One, Inc....................................        24,400       643,550
 *Wet Seal, Inc. Class A...............................         9,500       264,219
 *White Cap Industries, Inc............................         8,500       113,688
 *#White Electronics Designs Corp......................        11,700        16,088
 *Whitman Education Group, Inc.........................        12,200        47,275
 *Whittaker Corp.......................................         9,200       126,500
 *Wickes Lumber Co.....................................         5,500        24,922
 *Wild Oats Markets, Inc...............................        10,300       293,550
 *Williams Clayton Energy, Inc.........................         7,100        59,906
 *Williams Controls, Inc...............................        12,400        27,900
 *Willis Lease Finance Corp............................         4,300        81,431
 *Wilmar Industries, Inc...............................        10,900       193,134
 *Wilshire Financial Services Group, Inc...............        10,600        10,103
 *Wilshire Oil Co. of Texas............................         7,107        35,535
 *Windmere Corp........................................        17,500       107,188
 Winnebago Industries, Inc.............................        19,300       231,600
 *Winsloew Furniture, Inc..............................         4,500        89,438
 Wireless Telecom Group, Inc...........................        15,600        32,175
 Wiser Oil Co..........................................         8,100        26,325
 Wolohan Lumber Co.....................................         4,100        53,172
 *Wolverine Tube, Inc..................................        13,000       291,688
 Wolverine World Wide, Inc.............................        28,100       382,863
 Woodhead Industries, Inc..............................        10,500       137,156
 *Workgroup Technology Corp............................         5,800        11,328
 *World Acceptance Corp................................        15,400        78,925
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#World Access, Inc...................................        20,300  $    414,247
 *#World Airways, Inc..................................         4,800         8,700
 World Fuel Services Corp..............................        11,300       137,719
 *Worldtalk Communications Corp........................         8,500        27,891
 *Worldtex, Inc........................................        13,200        49,500
 Worthington Foods, Inc................................         9,644       183,537
 *Wyant Corp...........................................           266           981
 *Wyman-Gordon Co......................................        30,900       486,675
 Wynns International, Inc..............................        15,450       342,797
 X-Rite, Inc...........................................        16,900       147,875
 *#XCL, Ltd............................................        18,300        50,325
 *Xeta Corp............................................         1,000        17,406
 *Xetel Corp...........................................         5,400        15,188
 *Xicor, Inc...........................................        14,700        30,319
 *Xionics Document Technologies, Inc...................         9,700        39,103
 *Xircom, Inc..........................................        18,300       553,003
 *#Xoma Corp...........................................        44,700       144,577
 Xtra Corp.............................................         5,000       237,813
 Yankee Energy Systems, Inc............................         7,300       212,613
 Yardville National Bancorp............................         2,255        30,724
 *Yellow Corp..........................................        21,900       354,506
 York Financial Corp...................................         6,563       112,391
 York Group, Inc.......................................         6,200        68,975
 *York Research Corp...................................        11,200        42,350
 *Young Broadcasting, Inc. Class A.....................        10,000       358,125
 *Youth Services International, Inc....................         9,500        38,297
 *Zamba Corporation....................................        20,000        30,000
 *Zaring National Corp.................................         1,900        17,219
 *Zebra Technologies Corp. Class A.....................        11,600       388,238
 *Zebra Technologies Corp. Class B.....................         4,680       156,634
 *Zemex Corp...........................................         6,794        45,010
 Zenith National Insurance Corp........................        13,600       331,500
 *Zevex International, Inc.............................         2,000        12,125
 *#Zila, Inc...........................................         2,557        19,058
 *Zing Technologies, Inc...............................         1,500        11,438
 *#Zitel Corp..........................................        13,800        49,594
 *Zoll Medical Corp....................................         5,200        58,175
 *#Zoltek Companies, Inc...............................        13,000       140,156
 *#Zonagen, Inc........................................         8,100       156,431
 *Zoran Corp...........................................         7,900       102,453
 *Zygo Corp............................................         8,800       107,800
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $560,848,208)..................................                 543,549,304
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Apartment Investment & Management Co. Class E.........         7,362       288,958
 Price Enterprises, Inc. Series A......................        19,000       257,094
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $551,193)......................................                     546,052
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants 06/30/99...         2,525             0
 *CSF Holdings, Inc. Litigation Rights 12/30/99........         3,250             0

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Millicom, Inc. Contingent Value Rights...............        10,100  $          0
 *Statesman Group, Inc. Contingent Payment Rights......         9,765             0
 *Wilshire Technologies Warrants (11/28/02)............           816             0
 *Xinetix Inc Warrants (03/17/03)......................           332             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $30,099).......................................                           0
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
    Repurchase Agreement, PNC Capital Markets Inc.
     4.95%, 12/01/98 (Collateralized by U.S. Treasury
     Notes 6.25%, 08/31/02, valued at $2,145,675) to be
     repurchased at $2,112,290. (Cost $2,112,000)......  $      2,112     2,112,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $563,542,356)++....                $546,207,356
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $564,758,190.

                See accompanying Notes to Financial Statements.

                       THE U.S. 9-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES          VALUE+
                                                         ------------  --------------
COMMON STOCKS -- (99.1%)
  *3-D Systems Corp....................................        85,200  $      601,725
  *3D0 Co..............................................       131,400         373,669
  *#3Dfx Interactive, Inc..............................        20,000         258,125
  *4Front Software International, Inc..................        36,600         295,087
  *#7Th Level, Inc.....................................        54,500         189,898
  *800-Jr Cigar, Inc...................................         4,300          60,200
  *8X8, Inc............................................        34,900         101,428
  *A Consulting Team, Inc..............................         7,300          57,031
  *A.C. Moore Arts & Crafts, Inc.......................        20,000         150,000
  *AAON, Inc...........................................        45,590         427,406
  ABC Bancorp..........................................        34,825         459,255
  *ABC Rail Products Corp..............................        68,000         854,250
  *ABT Building Products Corp..........................        34,000         352,750
  *ACT Manufacturing, Inc..............................        43,100         425,612
  *ACT Networks, Inc...................................        71,600         722,712
  *ADE Corp............................................        66,400         859,050
  *AEP Industries, Inc.................................        40,050         852,314
  *AFC Cable Systems, Inc..............................        30,725         917,909
  *AG Associates, Inc..................................        31,200         149,175
  *AG Services America, Inc............................        24,650         357,425
  *AML Communications, Inc.............................        28,900          42,447
  *AMX Corp............................................        37,800         307,125
  *APAC Teleservices, Inc..............................        49,200         325,950
  *ARI Network Services, Inc...........................        23,875          54,465
  *#ARV Assisted Living, Inc...........................       118,200         709,200
  ASB Financial Corp...................................         4,500          48,937
  *ASV, Inc............................................        25,050         472,819
  *ATS Medical, Inc....................................       154,900         871,312
  *AVT Corporation.....................................        57,400       1,348,900
  Aaron Rents, Inc. Class B............................        30,500         476,562
  *#Aasche Transportation Services, Inc................        23,100         116,222
  *Aavid Thermal Technologies, Inc.....................        41,700         744,084
  *Abaxis, Inc.........................................        83,200         171,600
  Abington Bancorp, Inc................................        36,800         586,500
  *Abiomed, Inc........................................        44,500         479,766
  *#Able Telcom Holding Corp...........................        60,900         352,078
  Abrams Industries, Inc...............................        12,900          87,075
  *Abraxas Petroleum Corp..............................        50,000         259,375
  *#Acacia Research Corp...............................        27,100         107,553
  *Accell International Corp...........................        97,293         304,041
  *Accelr8 Technology Corp.............................        76,500         262,969
  *Acclaim Entertainment, Inc..........................        64,000         612,000
  *Ace Cash Express, Inc...............................        53,925         753,265
  *Ace Comm Corp.......................................        60,100         231,948
  Aceto Corp...........................................        36,766         471,064
  *Acme Electric Corp..................................        29,584         151,618
  *Acme United Corp....................................        28,707          69,973
  *Acorn Products, Inc.................................         8,600          64,500
  *Actel Corp..........................................         8,300         140,322
  *Active Apparel Group, Inc...........................         5,600           6,037
  *Active Voice Corp...................................        23,200         163,850
  *Activision, Inc.....................................       107,500       1,417,656
  *#Actrade International, Ltd.........................        39,900         516,206
  *Adam Software, Inc..................................        12,700          53,181
  Adams Resources & Energy, Inc........................        74,150         528,319
  *Adept Technology, Inc...............................        79,000         582,625
  *Adflex Solutions, Inc...............................        75,800         516,387
  *Adrien Arpel, Inc...................................           402             251

                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Advance Lighting Technologies, Inc..................         7,900  $       70,112
  *Advance Paradigm, Inc...............................        75,400       2,375,100
  *#Advanced Aerodynamics & Structures, Inc............         5,000          14,141
  *Advanced Digital Information Corp...................        84,100       1,203,681
  *Advanced Energy Industries, Inc.....................        12,000         216,750
  *#Advanced Health Corp...............................        86,700         138,178
  *Advanced Magnetics, Inc.............................        57,550         510,756
  Advanced Marketing Services, Inc.....................        38,000         668,562
  *Advanced Neuromodulation Systems, Inc...............        98,928         584,293
  *Advanced Polymer Systems, Inc.......................       162,000       1,027,687
  *Advanced Radio Telecom Corp.........................        45,500         177,734
  *#Advanced Tissue Sciences, Inc......................        39,900         115,959
  *Advent Software, Inc................................        21,000         804,562
  Advest Group, Inc....................................        45,500       1,060,719
  *Advocat, Inc........................................        50,700         301,031
  *Aegis Communications Group..........................        26,000          31,281
  *Aehr Test Systems...................................        25,000         108,594
  *Aeroflex, Inc.......................................       104,452       1,429,687
  *Aerosonic Corp. DE..................................        21,700         276,675
  *Aerovox, Inc........................................        41,800         108,419
  *Aetrium, Inc........................................        48,500         419,828
  *Aftermarket Technology Corp.........................        21,600         123,525
  *Ag-Chem Equipment Co., Inc..........................        48,700         582,878
  *Agri-Nutrition Group, Ltd...........................        16,800          19,162
  *#Agritope, Inc......................................        16,500          23,203
  *Air Methods Corp....................................        45,400         131,944
  *Airnet Systems, Inc.................................        12,000         180,000
  *Airtran Holdings, Inc...............................         8,500          34,266
  *Akorn, Inc..........................................        74,600         433,612
  *Aksys, Ltd..........................................         4,400          29,425
  Alabama National Bancorporation......................        14,100         368,362
  Alamo Group, Inc.....................................        52,000         656,500
  *Alaris Medical, Inc.................................        82,600         446,556
  *#Alarmguard Holdings, Inc...........................        41,106         287,742
  Alba-Waldensian, Inc.................................        31,500         763,875
  *Alcide Corp.........................................        15,300         261,056
  *Aldila, Inc.........................................        85,000         276,250
  *Alexion Pharmaceuticals, Inc........................        16,400         180,912
  Alico, Inc...........................................        55,700         962,566
  *Align-Rite International, Inc.......................        31,000         374,906
  *All American Semiconductor, Inc.....................        38,400          40,200
  *Allcity Insurance Co................................           200           1,500
  Allen Organ Co. Class B..............................         4,200         157,500
  *Allen Telecom, Inc..................................        24,000         166,500
  Alliance Bancorp.....................................        48,200         941,406
  Alliance Bancorp of New England, Inc.................           399           4,688
  *Alliance Gaming Corp................................       316,989         812,284
  *Alliance Pharmaceuticals Corp.......................       134,400         525,000
  *Alliance Semiconductor Corp.........................        57,900         227,077
  *Allied Healthcare Products, Inc.....................        66,800         179,525
  *Allied Holdings, Inc................................        66,435       1,013,134
  Allied Products Corp.................................        99,841         736,327
  *Allied Research Corp................................        41,040         307,800
  *Allin Communications Corp...........................        53,300         213,200
  *#Allou Health & Beauty Care, Inc. Class A...........        30,000         320,625

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Allstars Systems, Inc...............................        35,000  $       72,187
  *Allstate Financial Corp.............................        12,100          41,594
  *Alltrista Corp......................................        40,474         925,843
  *#Alpha Beta Technology, Inc.........................       109,000         120,922
  *Alpha Industries, Inc...............................        89,700       1,967,794
  *Alpha Microsystems, Inc.............................        48,600         235,406
  *Alpha Technologies Group, Inc.......................       107,200         190,950
  *Alphanet Solutions, Inc.............................        32,300         148,378
  *Alpine Group, Inc...................................        55,344         871,668
  *#Alta Gold Co.......................................       127,043         216,370
  *Alteon, Inc.........................................       125,300         123,342
  *Alternative Resources Corp..........................       157,300       1,489,434
  *Altron, Inc.........................................        94,950       2,124,506
  *#Alyn Corp..........................................        46,000         224,250
  Ambanc Holding Co., Inc..............................         9,400         151,575
  *Ambassadors, Inc....................................         9,900         168,919
  Amcast Industrial Corp...............................        45,600         800,850
  *Amedisys, Inc.......................................        13,700          41,100
  *America Services Group, Inc.........................        29,000         280,937
  American Bancorporation Ohio.........................           400           7,750
  American Bank of Connecticut.........................        19,900         442,775
  *#American Banknote Corp.............................       104,400         202,275
  American Biltrite, Inc...............................        57,850       1,370,322
  *American Buildings Co...............................        50,000       1,218,750
  *American Claims Evaluation, Inc.....................         3,100           6,200
  *American Classic Voyages Co.........................       109,000       1,614,562
  *American Coin Merchandising, Inc....................        26,800         239,525
  *American Ecology Corp...............................        62,800          86,350
  *American Educational Products, Inc..................         2,760          28,031
  *American Healthcorp, Inc............................        68,700         699,881
  *American Homepatient, Inc...........................        17,000          36,656
  *American Homestar Corp..............................        80,218       1,321,090
  *American Indemnity Financial Corp...................        16,700         188,919
  *American International Petroleum Corp...............       100,100         132,945
  *American Locker Group, Inc..........................        35,200         974,600
  *American Media, Inc. Class A........................       132,200         627,950
  *American Medical Electronics, Inc. (Escrow-Bonus)...       102,100               0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................       102,100               0
  *American Mobile Satellite Corp......................       180,000         815,625
  *American Pacific Corp...............................        73,500         509,906
  *American Pad & Paper Co.............................       156,400         244,375
  *American Physician Partners, Inc....................       130,000         609,375
  *American Physicians Services Group, Inc.............        46,800         222,300
  *American Precision Industries, Inc..................       160,375       2,225,203
  *American Residential Services, Inc..................        41,000         143,500
  *American Safety Razor Co............................        60,600         730,987
  *American Science & Engineering, Inc.................        75,000         871,875
  *American Shared Hospital Services...................        14,800          15,262
  *American Software, Inc. Class A.....................       140,800         378,400
  American States Water Company........................        55,000       1,553,750
  *American Superconductor Corp........................        84,200         831,475
  *American Technical Ceramics Corp....................        17,200         133,300
  *#American Wagering, Inc.............................         3,800          18,644
  American Woodmark Corp...............................        47,029       1,446,142
  Americana Bancorp, Inc...............................        18,500         356,125
  *Amerihost Properties, Inc...........................        63,600         258,375
  *AmeriLink Corp......................................        23,300         179,119
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Ameripath, Inc......................................       106,000  $      480,312
  *Ameristar Casinos, Inc..............................       132,250         392,617
  Ameron, Inc..........................................        18,200         668,850
  *Amistar Corp........................................        28,300          62,791
  Ampco-Pittsburgh Corp................................        72,100         869,706
  *Ampex Corp. Class A.................................       117,800         117,800
  Amplicon, Inc........................................        58,000         906,250
  *Amrep Corp..........................................        63,610         469,124
  *Amsurg Corp. Class A................................         6,331          46,889
  *Amsurg Corp. Class B................................        40,795         279,191
  *Amtran, Inc.........................................        88,200       1,923,862
  Amwest Insurance Group, Inc..........................        51,535         721,490
  *Amylin Pharmaceuticals, Inc.........................       115,400          77,534
  *Anadigics, Inc......................................        39,200         491,225
  *Analogy, Inc........................................        44,300         159,203
  Analysis & Technology, Inc...........................        40,200         648,225
  *#Analytical Surveys, Inc............................        27,900         789,919
  *Anaren Microwave, Inc...............................        41,700         729,750
  *#Andean Development Corp............................         5,500          17,703
  *Andersen Group, Inc.................................        15,000          56,250
  Andersons, Inc.......................................         4,400          49,775
  Andover Bancorp, Inc. DE.............................        34,025       1,090,927
  *Andrea Electronics Corp.............................        51,300         538,650
  *Anergen, Inc........................................       142,000          48,812
  *Anesta Corp.........................................        86,700       1,696,069
  *#Angeion Corp.......................................       139,800         203,147
  Angelica Corp........................................        85,700       1,558,669
  *Anicom, Inc.........................................        60,500         616,344
  *Ansoft Corp.........................................        63,200         343,650
  *Ansys, Inc..........................................        67,700         668,537
  *Aphton Corp.........................................        63,400         844,012
  *Apple Orthodontix, Inc..............................        16,100          94,587
  *Applied Digital Access, Inc.........................        86,000         209,625
  *Applied Extrusion Technologies, Inc.................        71,500         563,062
  *Applied Innovation, Inc.............................       100,700         371,331
  *#Applied Magnetics Corp.............................        60,000         446,250
  *Applied Microsystems Corp...........................        34,900         135,237
  *Applied Science & Technology, Inc...................        42,900         383,419
  *Applied Signal Technologies, Inc....................        75,000         909,375
  *Applix, Inc.........................................        56,400         237,937
  *Apria Healthcare Group, Inc.........................       110,000         770,000
  *Aqua Alliance, Inc..................................       222,100         444,200
  *Aquagenix, Inc......................................        23,100          10,467
  *Aquila Biopharmaceuticals, Inc......................        37,844         108,801
  Aquila Gas Pipeline Corp.............................       130,600       1,110,100
  *Arabian Shield Development Co.......................        66,200          91,025
  *Aradigm Corp........................................        45,400         627,087
  *#Arcadia Financial, Ltd.............................        34,500         122,906
  *Arch Communications Group, Inc......................       192,800         228,950
  *Ardent Software, Inc................................        50,064         880,813
  *Argosy Gaming Corp..................................       199,300         485,794
  *Ariad Pharmaceuticals, Inc..........................       191,500         400,953
  *Ariel Corp..........................................        89,400         240,262
  *Ark Restaurants Corp................................        17,600         189,200
  *Arkansas Best Corp..................................       151,500         894,797
  *Armor Holdings, Inc.................................        85,000         903,125
  *Aronex Pharmaceuticals, Inc.........................       133,550         388,130
  *Arqule, Inc.........................................        47,500         286,484
  *Arrhythmia Research Technology, Inc.................        11,375          12,797
  *Arrow Automotive Industries, Inc....................        31,300          43,037
  Arrow Financial Corp.................................        30,195         794,506

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Artecon, Inc........................................         2,600  $        4,875
  *Arthrocare Corp.....................................        42,700         667,187
  *Artisoft, Inc.......................................        69,500         210,672
  *Artra Group, Inc....................................        68,000         187,000
  *Arts Way Manufacturing Co., Inc.....................           100             581
  *Asahi/Amer, Inc.....................................         4,600          21,275
  *Asante Technologies, Inc............................        45,600         101,175
  *Ashworth, Inc.......................................       102,800         591,100
  *Assisted Living Concepts, Inc.......................        78,800         985,000
  *Astea International, Inc............................        34,000          68,000
  *Astec Industries, Inc...............................        97,100       5,012,787
  Astro-Med, Inc.......................................        58,175         312,691
  *Astronics Corp......................................        26,647         286,455
  *Asyst Technologies, Inc.............................        41,100         836,128
  Atalanta Sosnoff Capital Corp........................        27,300         243,994
  *Atchison Casting Corp...............................        19,500         182,812
  *Athey Products Corp.................................        31,085         101,026
  *Atlantic American Corp..............................       116,725         481,491
  *Atlantic Bank and Trust Co..........................        19,900         277,356
  *Atlantic Premium Brands, Ltd........................        20,000          40,000
  *Atlantis Plastics, Inc..............................        32,800         262,400
  Atrion Corp..........................................        59,850         512,466
  *#Atrix Labs, Inc....................................        56,906         636,636
  *Au Bon Pain, Inc. Class A...........................        87,900         546,628
  *Audiovox Corp. Class A..............................       125,600         808,550
  *Audits & Surveys Worldwide, Inc.....................        52,922         119,074
  *Ault, Inc...........................................        34,500         231,797
  *#Aura Systems, Inc..................................        32,000          43,000
  *Aurora Biosciences Corp.............................        55,000         278,437
  *Auspex Systems, Inc.................................       153,100         574,125
  *#Autobond Acceptance Corp...........................        12,100          46,887
  Autocam Corp.........................................        61,370         861,098
  *Autocyte, Inc.......................................        85,000         332,031
  *Autoimmune, Inc.....................................        97,600         189,100
  *Autologic Information International, Inc............        27,500         113,437
  *Automobile Protection Corp..........................        55,500         502,969
  *#Autonomous Technologies Corp.......................        68,300         318,022
  *Autote Corp. Class A................................       274,600         566,362
  *Avalon Holding Corp. Class A........................        15,475         120,898
  *Avanir Pharmaceuticals Class A......................       212,000         546,562
  *Avant Immunotherapeutics, Inc.......................       191,210         250,963
  *#Avatex Corp........................................        26,200          19,650
  *Avecor Cardiovascular, Inc..........................        65,700         800,719
  Avert, Inc...........................................        17,400          80,475
  *Aviall, Inc.........................................       115,700       1,402,862
  *Avigen, Inc.........................................        65,500         223,109
  *Avondale Financial Corp.............................        13,600         185,300
  *Avteam, Inc. Class A................................        57,000         313,500
  *Aware, Inc..........................................        47,000         942,937
  *Axiohm Transaction Solutions, Inc...................         7,122          33,384
  *Axsys Technologies, Inc.............................        22,100         308,709
  *Axys Pharmaceuticals, Inc...........................       202,830       1,147,257
  *Aydin Corp..........................................        43,250         418,984
  *Aztar Corp..........................................         5,000          25,312
  Aztec Manufacturing Co...............................        55,826         554,771
  *BCT International, Inc..............................        16,300          37,184
  *BEI Electronics, Inc................................        42,800          74,900
  BEI Technologies, Inc................................        42,100         515,725
  *BFX Hospitality Group, Inc..........................        34,000          55,250
  BHA Group Holdings, Inc. Class A.....................        84,954       1,173,427
  *BI, Inc.............................................        85,900         633,512
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *BLC Financial Services, Inc.........................         5,000  $       11,250
  BMC Industries, Inc..................................       112,500         696,094
  *BRC Holdings, Inc...................................        17,600         334,400
  BSB Bancorp, Inc.....................................       111,562       3,221,353
  BT Financial Corp....................................        26,608         735,046
  *BTG, Inc............................................        38,000         251,750
  *BTU International, Inc..............................        44,700         157,847
  *BWAY Corp...........................................        83,550       1,362,909
  *Back Bay Restaurant Group, Inc......................        26,600         236,075
  Badger Meter, Inc....................................        48,100       1,743,625
  Badger Meter, Inc. Class B...........................        16,500         598,125
  *Badger Paper Mills, Inc.............................           200           1,600
  Bairnco Corp.........................................       105,400         750,975
  Baker (J.), Inc......................................       115,300         565,691
  *Baker (Michael) Corp................................        72,214         667,979
  *Baker (Michael) Corp. Class B.......................        15,400         142,450
  *Balanced Care Corp..................................        35,000         245,000
  Balchem Corp.........................................         7,800          53,137
  Baldwin Piano & Organ Co.............................        37,900         379,000
  *Baldwin Technology, Inc. Class A....................       135,000         776,250
  *Ballantyne Omaha, Inc...............................       138,700       1,057,587
  *Baltek Corp.........................................        21,562         226,401
  Bancfirst Ohio Corp..................................        26,600         774,725
  *Bancinsurance Corp..................................        31,400         170,737
  Bancorp Connecticut, Inc.............................        22,880         407,550
  *Bangor Hydro-Electric Co............................        56,200         681,425
  *Bank Plus Corp......................................       112,800         472,350
  *Bank United Financial Corp. Class A.................        61,900         530,019
  Bank West Financial Corp.............................         2,500          25,469
  *Banner Aerospace, Inc...............................       178,100       1,580,637
  *Banyan System, Inc..................................       155,000       1,210,937
  *Barnett, Inc........................................        41,000         520,187
  *Barnwell Industries, Inc............................        11,800         136,437
  *Barra, Inc..........................................        60,100       1,566,356
  *Barrett Business Services, Inc......................        51,900         458,991
  *Barringer Technologies, Inc.........................        60,600         517,941
  *Barry (R.G.) Corp...................................       178,235       2,116,541
  *#Base Ten Systems, Inc. Class A.....................        46,600         139,072
  *Basin Exploration, Inc..............................        98,700       1,141,219
  *Bayard Drilling Technologies, Inc...................       134,030         670,150
  *Baycorp Holdings, Ltd...............................        24,200         114,950
  Bayonne Bancshares, Inc..............................        17,300         285,450
  *Bayou Steel Corp. Class A...........................        54,150         250,444
  *Beard Co............................................        26,533         117,740
  Beauticontrol Cosmetics, Inc.........................        37,000         222,000
  *#Beazer Homes USA, Inc..............................        61,800       1,475,475
  *Bel Fuse, Inc. Class A..............................        43,250       1,208,297
  *Bel Fuse, Inc. Class B..............................        43,250       1,024,484
  *Belco Oil & Gas Corp................................        12,000          67,500
  *Bell Industries, Inc................................        76,472         798,176
  *Bell Microproducts, Inc.............................        54,500         502,422
  *Bellwether Exploration Co...........................       106,500         592,406
  *Ben & Jerry's Homemade, Inc. Class A................        30,600         611,044
  *Benchmark Electronics, Inc..........................        44,000       1,100,000
  *Benihana, Inc.......................................         9,500         103,312
  *Benihana, Inc. Class A..............................         1,400          13,650
  *Bentley Pharmaceuticals, Inc........................        24,350          39,569
  *Benton Oil & Gas Co.................................        59,500         223,125
  Berkshire Gas Co.....................................         8,300         190,900
  *Berlitz International, Inc..........................        43,300       1,282,762
  *Bethlehem Corp......................................           200             262

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Big 4 Ranch, Inc....................................        35,000  $            0
  Binks Sames Corp.....................................        61,400         921,000
  *Bio Vascular, Inc...................................        24,400         102,175
  *Bioanalytical Systems, Inc..........................         2,200          10,312
  *Biocryst Pharmaceuticals, Inc.......................        79,200         524,700
  *Biofield Corp.......................................         7,800          13,650
  *Bio-Logic Systems Corp..............................        23,400          73,125
  *Biomerica, Inc......................................        26,100          38,334
  *Bionx Implants, Inc.................................        15,700         143,262
  *Bio-Plexus, Inc.....................................        13,200          36,300
  *Biosite Diagnostics, Inc............................       111,100         916,575
  *Biosource International, Inc........................        71,000         214,109
  *Biospecifics Technologies Corp......................        24,900          98,822
  *#Biospherics, Inc...................................        43,900         252,425
  Birmingham Steel Corp................................        29,800         145,275
  *Black Hawk Gaming & Development, Inc................        14,500         120,531
  Blair Corp...........................................        56,000         987,000
  Blimpie International................................        43,450          95,047
  *Blonder Tongue Laboratories, Inc....................        19,400         152,775
  *Bluegreen Corp......................................        96,229         661,574
  *Boca Research, Inc..................................        45,300          96,262
  *Bolder Technologies Corp............................        45,600         408,975
  *Bolle, Inc..........................................        36,966         123,605
  *Bolt Technology Corp................................        40,750         305,625
  *Bombay Co., Inc.....................................       164,700         813,206
  *Bonded Motors, Inc..................................        14,000          97,125
  *Bone Care International, Inc........................        40,500         437,906
  *Bontex, Inc.........................................         2,200           4,434
  *Bon-Ton Stores, Inc.................................        64,300         498,325
  *#Books-a-Million, Inc...............................       140,000       4,121,250
  Boston Acoustics, Inc................................        57,450       1,430,864
  *Boston Beer Company, Inc. Class A...................        71,000         603,500
  *Boston Biomedical, Inc..............................         7,200          20,250
  *Boston Communications Group, Inc....................        94,000         942,937
  Bostonfed Bancorp, Inc...............................        13,400         247,900
  Bowl America, Inc. Class A...........................        56,160         393,120
  *Bradley Pharmaceuticals, Inc. Class A...............         8,400          10,369
  *Brauns Fashions Corp................................        23,000         186,875
  *Brazos Sportswear, Inc..............................         5,630           3,519
  *Brewer (C.) Homes, Inc. Class A.....................        19,300           5,730
  Bridgford Foods Corp.................................        69,190         897,308
  *Brilliant Digital Entertainment, Inc................        57,800         133,662
  *Brite Voice Systems, Inc............................       104,000         832,000
  *#Britesmile, Inc....................................        37,500          44,531
  Broad National Bancorporation........................        23,311         434,167
  *Broadband Technologies, Inc.........................        65,300         295,891
  *Broadway & Seymour, Inc.............................        78,100         229,419
  *Brookdale Living Communities........................        47,900         802,325
  #Brooke Group, Ltd...................................       111,900       2,098,125
  *Brooks Automation, Inc..............................        84,200       1,331,412
  *Brookstone, Inc.....................................        58,600         882,662
  *Brooktrout Technology, Inc..........................       102,950       1,608,594
  *Brothers Gourmet Coffees, Inc.......................        58,669           2,347
  *Brown & Sharpe Manufacturing Co. Class A............        95,675         633,847
  *Brunswick Technologies, Inc.........................        30,000         157,500
  Bryn Mawr Bank Corp..................................         2,000          55,250
  *Buckhead America Corp...............................         3,500          18,812
  *Builders Transport, Inc.............................        52,100             326
  *Building Materials Holding Corp.....................       104,900       1,301,416
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Bull Run Corp. GA...................................       171,700  $      574,122
  Bush Industries, Inc. Class A........................        54,100         885,887
  *Business Resource Group.............................        29,000          83,375
  *Butler International, Inc...........................        46,627       1,002,480
  Butler Manufacturing Co..............................        16,700         388,275
  *CATS Software, Inc..................................        29,500         128,141
  *C-COR Electronics, Inc..............................        48,000         687,000
  *#C-Phone Corp.......................................        39,400         111,428
  *C.P. Clare Corp.....................................        47,900         347,275
  CB Bancshares, Inc. HI...............................           818          27,403
  *CCA Industries, Inc.................................        34,700          49,881
  *CE Software Holdings, Inc...........................         2,180           9,946
  *CEM Corp............................................        41,500         430,562
  *CET Environmental Services, Inc.....................        23,700          32,587
  *CFI Proservices, Inc................................        36,600         411,750
  *CFM Technologies, Inc...............................        33,500         294,172
  CFSB Bancorp, Inc....................................        10,719         249,552
  *CMC Industries, Inc.................................        41,800         265,169
  CMI Corp. Class A....................................       264,699       2,415,378
  *CNS Income..........................................        93,600         444,600
  *CPAC, Inc...........................................        38,578         364,080
  CPB, Inc.............................................        27,700         479,556
  *CPI Aerostructures, Inc.............................         2,500           3,906
  *CPS Systems, Inc....................................        54,500          54,500
  *CSP, Inc............................................        71,753         565,055
  *CTB International Corp..............................        15,000         127,500
  *#CTC Communications Corp. Class 1...................        61,900         446,841
  CTG Resources, Inc...................................        29,400         738,675
  *Cache, Inc..........................................        80,125         375,586
  *Caci International, Inc. Class A....................        42,600         790,762
  *Cade Industries, Inc................................        55,000         129,766
  *Cadiz, Inc..........................................       134,400       1,192,800
  Cadmus Communications Corp...........................        58,900         964,487
  *Cadus Pharmaceutical Corp...........................        15,500          40,203
  *Caere Corp..........................................       121,400       1,627,519
  Cagle's, Inc. Class A................................       104,900       2,124,225
  *Cal Dive International, Inc.........................        35,000         575,312
  *Calcomp Technology, Inc.............................        39,200          57,575
  *Caliber Learning Network, Inc.......................        78,000         380,250
  *#California Amplifier, Inc..........................        66,100         183,841
  *California Coastal Comm, Inc........................        24,700         169,041
  *#California Culinary Academy, Inc...................        17,300         135,156
  *California Micro Devices Corp.......................        50,100         134,644
  *California Microwave, Inc...........................        58,400         715,400
  *Callon Petroleum Co.................................        71,700         918,656
  *Calloways Nursery, Inc..............................         1,700           1,859
  Cal-Maine Foods, Inc.................................        16,700          82,978
  *Calumet Bancorp, Inc................................         5,925         164,048
  *Cambridge Heart, Inc................................        55,200         310,500
  *Cameron Ashley Building Products, Inc...............        43,000         548,250
  Cameron Financial Corp...............................        11,500         189,031
  *Candela Laser Corp..................................        33,700         193,775
  *Candies, Inc........................................        89,900         257,058
  *Canisco Resources, Inc..............................         8,600          18,812
  *Cannon Express, Inc. Class A........................         3,250          18,687
  *Cannondale Corp.....................................        73,200         729,712
  *Cantel Industries, Inc. Class B.....................        26,800         184,250
  Cape Cod Bank & Trust Co.............................        60,200       1,200,237
  *Capital Associates, Inc.............................        21,050          79,595
  *Capital Pacific Holdings, Inc.......................        67,000         196,812
  *Capital Senior Living Corp..........................        11,700         144,787

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Capitol Bancorp, Ltd.................................        22,904  $      588,346
  Capitol Transamerica Corp............................        35,545         626,481
  *Carbide/Graphite Group, Inc.........................        34,000         433,500
  *Cardiac Pathways Corp...............................        80,000         377,500
  *Cardiotech International, Inc.......................        12,957          17,006
  *Cardiovascular Diagnostics..........................        32,100         186,581
  *Cardiovascular Dynamics, Inc........................        69,036         284,773
  *Caretenders Healthcorp..............................        11,500          32,344
  *Carleton Corporation................................         6,560          13,530
  *Carreker-Antinori, Inc..............................       120,000         645,000
  *Carr-Gottstein Foods Co.............................        71,766         811,853
  *Carrington Laboratories, Inc........................        76,300         206,248
  *Carson, Inc.........................................        10,500          30,187
  Cascade Corp.........................................        57,000         798,000
  Cascade Natural Gas Corp.............................        53,500         979,719
  *Casino Data Systems.................................        93,800         184,669
  *Castle Dental Centers, Inc..........................         2,500          15,703
  Castle Energy Corp...................................        13,100         250,537
  *Catalina Lighting, Inc..............................        60,600         132,562
  *Catalyst International, Inc.........................        44,700         456,778
  *Catherines Stores Corp..............................        59,900         625,206
  Cato Corp. Class A...................................       194,900       2,637,241
  Cavalier Homes, Inc..................................       149,981       1,621,670
  *Celadon Group, Inc..................................        69,000         907,781
  *Celebrity, Inc......................................        54,000          40,500
  *Celeritek, Inc......................................        44,000         132,000
  *Celestial Seasonings, Inc...........................        41,500       1,034,906
  *Celgene Corp........................................       115,300         965,637
  *#Cell Genesys, Inc..................................       216,005       1,046,274
  *#Cell Pathways, Inc.................................        27,670         329,446
  *Cellegy Pharmaceuticals, Inc........................        16,000          70,000
  *#Cel-Sci Corp.......................................        23,700          56,287
  Cenit Bancorp, Inc...................................        18,200         342,387
  *Centennial Bancorp..................................        71,908       1,274,120
  *Centennial Healthcare Corp..........................        12,200         187,194
  *Centigram Communications Corp.......................        51,900         386,006
  Central Co-Operative Bank Somerville, MA.............        10,000         175,625
  *Central Reserve Life Corp...........................        33,700         301,194
  *Central Sprinkler Corp..............................        41,600         374,400
  Central Vermont Public Service Corp..................        53,100         554,231
  Centris Group, Inc...................................       108,200       1,109,050
  *Centura Software Corp...............................        63,100          72,959
  Century Aluminum Co..................................        38,000         323,594
  Century Bancorp Income Class A.......................         1,000          19,750
  *Cephalon, Inc.......................................        24,000         182,250
  *Ceradyne, Inc.......................................       115,100         467,594
  Cerberonics, Inc. Class A............................         3,500          27,453
  *Cerion Technologies, Inc............................        31,000           9,203
  *Cerprobe Corp.......................................        38,800         560,175
  *Chad Therapeutics...................................        76,466         133,815
  Champion Industries, Inc.............................        48,400         485,512
  *Chart House Enterprises, Inc........................        74,500         372,500
  *Charter Federal Savings Bank (Escrow)...............        43,340               0
  Chase Corp...........................................        19,700         256,100
  *Chase Industries, Inc...............................        90,750       1,060,641
  *Chattem, Inc........................................        79,100       3,366,694
  *Chaus (Bernard), Inc................................        12,360          35,535
  *Check Technology Corp...............................        31,900          99,687
  *Chemfab Corp........................................       141,300       3,179,250
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Cherry Corp. Class A................................         3,600  $       52,875
  *Cherry Corp. Class B................................        10,400         155,350
  *Chesapeake Biological Laboratories, Inc. Class A....        10,900          48,369
  Chesapeake Energy Corp...............................       126,698         174,210
  Chesapeake Utilities Corp............................        23,575         412,562
  Chester Valley Bancorp...............................         1,004          28,645
  Chic by His, Inc.....................................        80,000         365,000
  Chicago Rivet & Machine Co...........................        20,000         580,000
  *Chicos Fas, Inc.....................................        69,100       1,515,881
  *#Childrens Broadcasting Corp........................        30,700          96,897
  *Children's Comprehensive Services, Inc..............        64,250         801,117
  *Childtime Learning Centers, Inc.....................        25,600         361,600
  *Chirex, Inc.........................................        30,900         561,994
  *Chock Full O' Nuts Corp.............................        92,330         611,686
  *Cholestech Corp.....................................        74,900         308,962
  *Christiana Companies, Inc...........................        22,400         466,900
  *Chromcraft Revington, Inc...........................       112,000       1,862,000
  *Chronimed, Inc......................................        66,200         676,481
  *Chrysalis International Corp........................        40,000          15,625
  *Chyron Corp.........................................        35,853          96,355
  *Cidco, Inc..........................................        90,700         259,345
  *Cima Laboratories, Inc..............................        49,000         157,719
  *Ciprico, Inc........................................        41,895         310,285
  *Circon Corp.........................................        42,322         618,959
  *Circuit City Stores, Inc. - Carmax Group............       142,000         763,250
  *Circuit Systems, Inc................................        26,200          97,022
  *Citadel Holding Corp................................        35,700         131,644
  *Citation Computer System, Inc.......................        30,000          69,375
  *Citation Corp.......................................        24,000         336,000
  *Citizens, Inc. Class A..............................        67,550         392,634
  City Holding Co......................................         2,142          71,489
  *Civic Bancorp.......................................        39,690         570,544
  *Clark (Dick) Productions, Inc.......................        12,180         178,132
  *Clean Harbors, Inc..................................        82,400         141,625
  *Clearview Cinema Group, Inc.........................         3,300          78,787
  *Clintrials Research, Inc............................       150,600         522,394
  *Coast Dental Services, Inc..........................        54,900         629,634
  *Coast Distribution System...........................        43,600          87,200
  Coastal Bancorp, Inc.................................        45,600         872,100
  *Coastcast Corp......................................        66,300         522,112
  *Cobra Electronic Corp...............................       125,100         547,312
  *Cocensys, Inc.......................................       195,000         112,734
  *Code-Alarm, Inc.....................................        20,300          15,859
  *#Coeur d'Alene Mines Corp. ID.......................        93,400         472,837
  *Coffee People, Inc..................................        28,000          57,750
  *Cognitronics Corp...................................        57,450         567,319
  *Cognizant Technology Solutions Corp.................         5,000         108,437
  *Cohesion Technologies, Inc..........................        62,300         245,306
  *Coho Energy, Inc....................................       141,300         622,603
  *Cohr, Inc...........................................        36,900         109,547
  Cohu, Inc............................................        18,300         414,609
  *#Coinmach Laundry Corp..............................        70,500       1,154,437
  *#Coinstar, Inc......................................        19,900         131,837
  *Cold Metal Products, Inc............................        51,800         145,687
  *Coldwater Creek, Inc................................        18,100         218,331
  *Cole (Kenneth) Productions, Inc. Class A............        37,400         680,212
  *Collaborative Clinical Research, Inc................        14,000          41,562

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Collagen Corp........................................        62,300  $      599,637
  *Collagenex Pharmaceuticals, Inc.....................        37,800         437,062
  Collins Industries, Inc..............................        86,325         369,579
  *Colorado MEDtech, Inc...............................        13,700         122,872
  *Columbia Banking System, Inc........................        42,143         833,641
  *#Columbia Laboratories, Inc.........................        48,700         182,625
  *Columbus Energy Corp................................        20,857         135,570
  *Comarco, Inc........................................        47,800       1,081,475
  *Comdial Corp........................................       151,433       1,367,629
  *Comforce Corp.......................................       128,766         692,117
  *Command Systems, Inc................................        15,000          39,609
  Commercial Bancshares, Inc...........................        19,624         458,711
  Commercial Bank of New York..........................        19,650         281,241
  Commercial Intertech Corp............................        56,500         893,406
  Commercial National Financial Corp...................           800          32,100
  *Commodore Applied Technologies, Inc. (Private
    Placement).........................................       132,074          74,292
  Commonwealth Industries, Inc.........................       102,800         983,025
  Communications Systems, Inc..........................       118,500       1,525,687
  Community Bank System, Inc...........................        53,700       1,564,012
  Community Banks, Inc.................................           346           8,261
  #Community Bankshares, Inc...........................         2,600          35,425
  Community Financial Corp.............................        10,200         132,600
  Community Savings Bankshares, Inc....................        11,600         268,975
  *Community West Bancshares...........................           300           2,944
  *Compass International Services Corp.................        45,000         437,344
  *Compdent Corp.......................................        82,200         855,394
  *Competitive Technologies, Inc.......................       109,600         548,000
  *Comprehensive Care Corp.............................        26,120          93,052
  *Comptek Research, Inc...............................        60,400         536,050
  *#Computer Learning Centers, Inc.....................        22,600         144,781
  *Computer Manangement Sciences, Inc..................        17,700         314,728
  *Computer Motion, Inc................................        64,500         598,641
  *Computer Network Technology Corp....................       168,800       1,186,875
  *Computer Outsourcing Services, Inc..................        21,100         208,362
  *Comshare, Inc.......................................        64,800         279,450
  *Comstock Resources, Inc.............................       187,900         692,881
  *Comtech Telecommunications Corp.....................        11,900         106,356
  *Concentra Corp......................................        32,200         221,375
  *Concord Camera Corp.................................        51,000         278,906
  *Concord Fabrics, Inc. Class A.......................        45,500         284,375
  *Concord Fabrics, Inc. Class B.......................        25,700         160,625
  *Concurrent Computer Corp............................       161,880         546,345
  *Condor Technology Solutions, Inc....................        24,000         234,000
  *Conductus, Inc......................................        41,300          63,241
  *Cone Mills Corp. NC.................................       140,600         641,487
  *Congoleum Corp. Class A.............................        26,500         236,844
  Connecticut Water Services, Inc......................        63,525       1,766,789
  *Connitics Corp......................................        61,300         247,116
  *Consep, Inc.........................................        49,700          62,125
  *Consilium, Inc......................................        80,000         505,000
  *Conso Products Co...................................        59,000         344,781
  *Consolidated Delivery and Logistics, Inc............        31,900         104,672
  *Consolidated Freightways Corp.......................        12,000         150,750
  Consolidated Tokoma Land Co..........................         6,800          87,550
  *#Consumer Portfolio Services, Inc...................       112,000         483,000
  Consumers Water Co...................................        42,900       1,332,581
  *Continental Materials Corp..........................         9,700         303,125
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Continucare Corp....................................        15,900  $       40,744
  *#Converse, Inc......................................        98,000         214,375
  Cooker Restaurant Corp...............................        82,600         474,950
  *Cooperative Bankshares, Inc.........................         3,000          44,625
  *Copart, Inc.........................................        41,350         976,894
  *Copley Pharmaceutical, Inc..........................        83,100         669,994
  *#Copytele, Inc......................................        73,100         110,792
  *Coram Healthcare Corp...............................       228,000         427,500
  *Core Materials Corp.................................        19,300          51,869
  *Core, Inc...........................................        36,900         226,012
  *Cornell Corrections, Inc............................        67,200       1,201,200
  *Correctional Services Corp..........................        58,300         675,916
  *Corrpro Companies, Inc..............................        41,750         506,219
  *Corvas International, Inc...........................       106,500         292,875
  *Corvel Corp.........................................         6,200         230,950
  *Cosmetic Centers, Inc. Class C......................         8,645          11,076
  *Cost Plus, Inc......................................        29,500         980,875
  *Costilla Energy, Inc................................        45,400         263,887
  *Cotelligent Group, Inc..............................        78,700       1,441,194
  Cotton States Life Insurance Co......................        12,000         190,500
  Courier Corp.........................................        47,550       1,319,512
  *Covenant Transport, Inc. Class A....................       104,000       1,816,750
  *Cover-All Technologies, Inc.........................        83,445         166,890
  Covest Bancshares, Inc...............................        45,000         634,219
  *Coyote Network Systems, Inc.........................        12,526         200,416
  Craftmade International, Inc.........................        68,250         797,672
  *Craig (Jenny), Inc..................................        76,550         454,516
  *Craig Corp..........................................        43,900         381,381
  *Creative Biomolecules, Inc..........................       308,900         994,272
  *#Creative Computers, Inc............................        50,900       1,923,066
  *#Cree Research, Inc.................................        94,900       3,523,162
  *Crescent Operating, Inc.............................        33,000         126,328
  *Criticare Systems, Inc..............................        46,700         103,616
  Cross (A.T.) Co. Class A.............................        84,700         603,487
  *Cross-Continent Auto Retailers, Inc.................        70,700         698,162
  *Crossman Communities, Inc...........................        90,000       2,238,750
  *Crowley, Milner & Co................................        12,200          57,187
  *Crown Central Petroleum Corp. Class A...............        22,300         204,881
  *Crown Central Petroleum Corp. Class B...............        23,800         220,150
  Crown Crafts, Inc....................................        43,000         266,062
  *Crown Resources Corp................................       117,700         235,400
  *Crown Vantage, Inc..................................        59,200         176,675
  *Crown-Andersen, Inc.................................        10,500          48,562
  *Cryolife, Inc.......................................       110,900       1,261,487
  *Crystal Oil Co......................................         5,000         194,375
  Cubic Corp...........................................        29,850         611,925
  *#Cubist Pharmaceuticals, Inc........................         4,300          12,766
  Culp, Inc............................................       178,580       1,562,575
  *Cunningham Graphics International, Inc..............        36,000         634,500
  *CustomTracks Corp...................................       119,400       1,048,481
  *Cutter & Buck, Inc..................................        18,600         531,262
  *Cyanotech Corp......................................        59,150          75,786
  *#Cybercash, Inc.....................................        65,500       1,088,937
  *Cyberguard Corp.....................................        37,800         115,762
  *Cyberonics, Inc.....................................        89,500         973,312
  *Cyberoptics Corp....................................        30,400         490,200
  *Cybex Corp..........................................        46,050       1,913,953
  *Cybex International, Inc............................        72,300         347,944
  *#Cygnus, Inc........................................        54,400         261,800

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Cylink Corp.........................................        15,700  $      126,091
  *Cypros Pharmaceutical Corp..........................       102,900         398,737
  *Cyrk, Inc...........................................       102,300         891,928
  *Cytel Corp..........................................        24,357          74,593
  *Cytyc Corp..........................................        12,000         237,000
  *D & K Healthcare Resources, Inc.....................        11,000         215,531
  *D A Consulting Group, Inc...........................        55,000         739,062
  D&N Financial Corp...................................        73,450       1,691,645
  *DM Management Co....................................        47,850         699,806
  *DNAP Holding Corp...................................         5,400          18,225
  *#DRS Technologies, Inc..............................        31,500         289,406
  *DSP Group, Inc......................................        47,600         971,337
  *DSP Technology, Inc.................................        10,100          79,853
  DT Industries, Inc...................................        18,300         341,981
  *DVI, Inc............................................        74,400       1,315,950
  *Dailey International, Inc...........................        35,400          34,847
  *Daily Journal Corp..................................           200           7,200
  *Daktronics, Inc.....................................        18,800         204,450
  *Damark International, Inc. Class A..................        37,000         255,531
  Dames & Moore, Inc...................................        88,400       1,132,625
  Daniel Industries, Inc...............................        76,369         835,286
  *Danielson Holding Corp..............................         5,653          20,492
  *#Daou Systems, Inc..................................        24,100          89,622
  *Darling International, Inc..........................        58,400         193,450
  *Data Broadcasting Corp..............................       128,236       1,354,493
  *#Data Dimensions, Inc...............................        64,900         829,503
  *Data I/O Corp.......................................        65,600         106,600
  *Data Processing Resources Corp......................         5,900         138,281
  *#Data Race, Inc.....................................        35,700         106,542
  Data Research Association, Inc.......................        50,550         691,903
  *Data Systems & Software, Inc........................        47,800         146,387
  *Data Systems Network Corp...........................         3,641           4,551
  *Data Transmission Network Corp......................        10,300         281,641
  *Datakey, Inc........................................        11,700          36,562
  *Datamarine International, Inc.......................           200             575
  *Dataram Corp........................................        14,900         316,625
  *Datastream Systems, Inc.............................        11,700         120,656
  *Dataware Technologies, Inc..........................        47,300         178,853
  *Datawatch Corp......................................        60,000          94,687
  *Dataworks Corp......................................        50,597         398,451
  *Datron Systems, Inc.................................        23,200         145,000
  *Datum, Inc..........................................        72,600         551,306
  *Dave and Busters, Inc...............................       111,150       2,146,584
  *Davel Communications Group, Inc.....................        28,500         552,187
  *Davox Corp..........................................        33,300         238,303
  *#Daw Technologies, Inc..............................       100,600          70,734
  *Dawson Geophysical Co...............................        44,700         410,681
  *Daxor Corp..........................................        46,000         606,625
  *Day Runner, Inc.....................................        53,700       1,191,469
  *Dayton Superior Corp. Class A.......................        56,100       1,093,950
  Deb Shops, Inc.......................................        69,000         741,750
  *Deckers Outdoor Corp................................        46,700          96,319
  Decorator Industries, Inc............................        20,187         171,589
  Defiance, Inc........................................        65,200         436,025
  *Del Global Technologies Corp........................        59,016         586,471
  Del Laboratories, Inc................................       164,920       4,277,612
  *Delco Remy International, Inc.......................        14,500         156,781
  *Delia's, Inc........................................        19,600         163,537
  *#Delta Financial Corp...............................        66,000         363,000
  Delta Natural Gas Co., Inc...........................        18,800         347,800
  Delta Woodside Industries, Inc.......................       146,700         733,500
  *Denamerica Corp.....................................        57,800          57,800
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Dense-Pac Microsystems, Inc.........................        59,500  $       70,656
  *Depotech Corp.......................................        69,200         168,675
  *Designs, Inc........................................        54,600          35,831
  *Detection Systems, Inc..............................        66,186         628,767
  *Detrex Corp.........................................         9,500          59,375
  *Devcon International Corp...........................        26,000          54,844
  *Dewolfe Companies, Inc..............................         4,400          25,850
  *Diagnostic Health Services, Inc.....................        76,900         198,258
  *Diametrics Medical, Inc.............................       142,300         595,881
  *Diamond Home Services, Inc..........................        78,500         252,672
  *Diamond Multimedia Systems, Inc.....................        82,100         536,216
  *Diamond Technology Partners, Class A................        10,000         139,375
  *Dianon Systems, Inc.................................        34,900         278,109
  *Diatide, Inc........................................        32,000         190,000
  *Digene Corp.........................................        72,900         398,672
  *Digi International, Inc.............................        52,100         669,159
  *Digital Biometrics, Inc.............................        72,000         130,500
  *Digital Generation Systems, Inc.....................       115,900         459,978
  *#Digital Lightwave, Inc.............................        13,600          29,112
  *Digital Link Corp...................................        72,700         391,898
  *Digital Microwave Corp..............................        64,000         372,000
  *Digital Power Corp..................................        16,500          37,125
  *Diodes, Inc.........................................        32,300         181,687
  *Diversified Corporate Resources, Inc................        12,800          73,600
  Dixie Group, Inc.....................................        54,119         379,679
  *Dixon Ticonderoga Co................................        27,450         243,619
  *Dominion Homes, Inc.................................        30,000         270,000
  Donegal Group, Inc...................................        24,710         336,674
  *Donna Karan International, Inc......................        58,300         437,250
  Donnelly Corp. Class A...............................        59,750         903,719
  *Donnkenny, Inc......................................        63,300          69,234
  *Dorsey Trailers, Inc................................        39,000          34,125
  *Dotronix, Inc.......................................        87,000          92,437
  *Drew Industries, Inc................................        90,700       1,111,075
  *Drexler Technology Corp.............................       112,950       1,200,094
  *Driver-Harris Co....................................        23,498          82,243
  *Drug Emporium, Inc..................................        92,600         413,806
  *Drypers Corp........................................        46,300         130,942
  *Duckwall-Alco Stores, Inc...........................        41,200         543,325
  *Ducommun, Inc.......................................        79,500       1,326,656
  Duff & Phelps Credit Rating Co.......................        18,000         938,250
  *#Dunn Computer Corp.................................        60,500         312,898
  *Dura Automotive Systems, Inc........................         2,300          66,556
  *Durakon Industries, Inc.............................        54,500         579,062
  *Duramed Pharmaceuticals, Inc........................       104,100         455,437
  *Dwyer Group, Inc....................................        22,000          40,562
  Dyersburg Corp.......................................       107,300         355,431
  *Dynamic Healthcare Technologies, Inc................        45,900          25,102
  *Dynamic Materials Corp..............................        14,200          76,769
  *Dynamics Research Corp..............................        71,258         467,631
  *E-Z-Em, Inc. Class A................................        37,000         249,750
  *E-Z-Em, Inc. Class B................................        55,424         311,760
  *EA Engineering Science & Technology, Inc............        78,975          97,485
  *ECC International Corp..............................       139,750         401,781
  *ECCS, Inc...........................................         6,900          13,584
  *EFI Electronics Corp................................        65,400          71,531
  *EFTC Corp...........................................        66,300         249,661
  *EIS International, Inc..............................        85,100         151,584

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *ELXSI Corp..........................................         8,300  $       85,594
  EMC Insurance Group, Inc.............................        29,300         364,419
  ESB Financial Corp...................................           242           3,948
  *ESCO Electronics Corp. Trust Receipts...............       101,076         998,125
  *ESSEF Corp..........................................       117,854       1,929,859
  *#EXX, Inc. Class A..................................           300             581
  *EXX, Inc. Class B...................................           100             194
  Eagle Bancshares, Inc................................        38,400         700,800
  *Eagle Food Centers, Inc.............................        82,600         263,287
  *Eagle Geophysical, Inc..............................        60,700         341,437
  *Eagle Point Software Corp...........................        40,500         389,812
  Easco, Inc...........................................        85,400         720,562
  *East/West Communications, Inc.......................        29,600          38,850
  Eastern Co...........................................        26,000         672,750
  *Eateries, Inc.......................................        22,200         102,675
  *Echelon International Corp..........................         1,100          25,162
  *Eclipse Surgical Technologies, Inc..................        63,800         436,631
  *Eco Soil Systems, Inc...............................       142,800       1,267,350
  *Ecogen, Inc.........................................        36,800          57,500
  Ecology & Environment, Inc. Class A..................        11,900         120,487
  *Edac Technologies Corp..............................         8,200          39,975
  *Edelbrock Corp......................................        47,200         799,450
  *Edify Corp..........................................        38,600         316,037
  *Edison Control Corp.................................         7,000          50,750
  Edo Corp.............................................        52,500         452,812
  Educational Development Corp.........................         2,800           7,262
  *Educational Insights, Inc...........................        52,300         101,331
  *EduTrek International, Inc..........................        14,300          91,609
  *#Einstein/Noah Bagel Corp...........................        44,700          94,987
  *Ekco Group, Inc.....................................       138,500         510,719
  *Elantec Semiconductor, Inc..........................        46,800         172,575
  *Elcom International, Inc............................        53,000          94,406
  *Elcotel, Inc........................................        88,389         497,188
  *Electric Fuel Corp..................................        91,400         288,481
  *Electro Rent Corp...................................        60,050         690,575
  Electro Sensors, Inc.................................         2,300           8,194
  *Electroglas, Inc....................................         5,900          84,444
  *Electromagnetic Sciences, Inc.......................       142,199       1,928,574
  *Electronic Processing, Inc..........................         2,700          28,519
  *#Electronic Retailing System International, Inc.....        16,400          51,250
  Ellett Brothers, Inc.................................        44,000         192,500
  *Embrex, Inc.........................................       124,600         700,875
  *Emcee Broadcast Products, Inc.......................        30,000          52,500
  *Emcon...............................................        71,450         218,816
  *Emcor Group, Inc....................................        44,800         736,400
  *Emeritus Corp.......................................       146,800       1,394,600
  *Emisphere Technologies, Inc.........................        54,900         722,278
  *Empi, Inc...........................................        56,000       1,279,250
  Empire Federal Bancorp, Inc..........................         4,400          58,575
  *Employee Solutions, Inc. Class B....................       226,600         527,553
  *Emulex Corp.........................................        53,800       1,514,806
  *En Pointe Technologies, Inc.........................        30,100         144,386
  *#Enamelon, Inc......................................        49,500         344,953
  *Encad, Inc..........................................        48,800         283,650
  *Encore Med Corp.....................................         2,000           7,437
  *Encore Wire Corp....................................        97,575       1,292,869
  *Endocardial Solutions, Inc..........................        12,700          84,137
  *Endosonics Corp.....................................       118,300       1,035,125
  *#Energy Biosystems Corp.............................        56,300          40,466
  *Energy Conversion Devices, Inc......................        61,400         377,994
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Energy Research Corp................................        18,700  $      247,775
  Energynorth, Inc.....................................        32,526         926,991
  Energysouth, Inc.....................................        51,150       1,059,764
  Engineered Support Systems, Inc......................        33,450         543,562
  *Engineering Measurements Co.........................        35,500         164,187
  Engle Homes, Inc.....................................        61,400         832,737
  *Enlighten Software Solutions, Inc...................        12,300          34,594
  Ennis Business Forms, Inc............................       139,200       1,461,600
  *Enstar, Inc.........................................         9,266          74,707
  *Enterprise Software, Inc............................        37,587         257,236
  *#Entremed, Inc......................................        21,500         532,125
  *Envirogen, Inc......................................         2,316           4,344
  *Environmental Elements Corp.........................        48,600         197,437
  *Environmental Technologies Corp.....................        39,700          40,320
  *Environmental Tectonics Corp........................        14,100         155,100
  *Envirosource, Inc...................................        49,300         258,825
  *Enzon, Inc..........................................       136,200       1,630,144
  *Epitope, Inc........................................        93,600         532,350
  *Epl Technologies, Inc...............................        21,200         107,987
  *Equimed, Inc........................................         6,533             408
  *Equinox Systems, Inc................................        31,300         334,519
  *Equitex, Inc........................................         1,300           9,506
  *Equitrac Corp.......................................        16,000         269,000
  *Equity Marketing, Inc...............................        30,300         304,894
  *Equity Oil Co.......................................       109,700         130,269
  *Ergo Science Corp...................................        72,700          94,283
  Eskimo Pie Corp......................................        28,600         319,069
  *Espey Manufacturing & Electronics Corp..............        21,000         271,687
  *Ess Technology, Inc.................................        13,400          86,262
  *Evans & Sutherland Computer Corp....................        34,900         674,006
  *Evans Systems, Inc..................................        10,185         115,854
  Evergreen Bancorp, Inc. DE...........................        44,800       1,318,800
  *Evergreen Resources, Inc............................        72,100       1,360,887
  *Exabyte Corp........................................        93,000         688,781
  *Exactech, Inc.......................................           800           6,175
  *Exar Corp...........................................        79,400       1,389,500
  *#Excalibur Technologies Corp........................       115,500         772,406
  Excel Industries, Inc................................        91,500       1,624,125
  *Excel Technology, Inc...............................        55,522         553,485
  *Executive Telecard, Ltd.............................        93,000         171,469
  *Executone Information Systems, Inc..................       195,200         362,950
  *Exogen, Inc.........................................        53,000         178,875
  *Expert Software, Inc................................        65,100          87,478
  *Exponent, Inc.......................................        73,000         444,844
  Ezcorp, Inc. Class A Non-Voting......................        72,000         546,750
  F & M Bancorp (MD)...................................        21,483         723,037
  FCB Financial Corp...................................        18,000         556,875
  FCNB Corp............................................        16,033         382,788
  FDP Corp.............................................        84,300         911,494
  *FEI Co..............................................        77,700         645,881
  FFLC Bancorp.........................................        14,233         233,955
  FFY Financial Corp...................................        20,100         654,506
  *FLIR Systems, Inc...................................        33,450         646,003
  FNB Rochester Corp...................................        17,100         356,962
  *FRP Properties, Inc.................................        31,700         776,650
  FSF Financial Corp...................................        13,100         196,500
  *FSI International, Inc..............................        31,300         240,619
  *FTI Consulting, Inc.................................        28,800          87,300
  Fab Industries, Inc..................................        30,700         608,244
  *Factory Card Outlet Corp............................        37,900          88,828
  Falcon Products, Inc.................................        63,560         726,967

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Fansteel, Inc.......................................        73,951  $      448,328
  *Farm Family Holdings, Inc...........................         3,500         122,500
  *Farr Co.............................................        75,962         792,853
  Farrel Corp..........................................        26,200          58,131
  *#Faxsav, Inc........................................        47,500         365,156
  *Featherlite Manufacturing, Inc......................        33,000         195,937
  Fedders Corp.........................................        76,800         427,200
  Fedders Corp. Class A................................        13,112          66,379
  Federal Screw Works..................................        21,600       1,057,050
  *#Female Health Co...................................        44,000          68,750
  *Ferrofluidics Corp..................................        37,800         111,037
  *Fibermark, Inc......................................        57,525         744,230
  *Fiberstars, Inc.....................................        15,300          60,244
  Fidelity Bancorp, Inc................................           302           5,474
  Fidelity Bancorp, Inc. Delaware......................        13,700         320,666
  Fidelity Federal Bancorp.............................        18,940          71,025
  Fidelity Financial of Ohio, Inc......................         5,600          73,675
  *Filenes Basement Corp...............................       176,050         357,602
  Financial Bancorp., Inc..............................        15,000         575,625
  *Finishmaster, Inc...................................        57,600         360,000
  *Finlay Enterprises, Inc.............................        15,000         122,344
  *Firearms Training Systems, Inc......................       135,000         320,625
  First Albany Companies, Inc..........................         3,079          34,061
  *First American Health Concepts, Inc.................         4,200          16,931
  First Bancorp........................................           400          11,550
  *First Banks America, Inc............................         4,879          86,907
  First Bell Bancorp, Inc..............................        22,600         351,712
  *First Cash, Inc.....................................        37,200         417,337
  First Charter Corp...................................        13,060         224,877
  First Coastal Bankshares, Inc........................        87,950       1,921,158
  First Defiance Financial Corp........................        59,492         883,084
  First Essex Bancorp..................................        37,800         692,212
  First Federal Bancshares of Arkansas, Inc............        11,100         234,487
  First Federal Capital Corp...........................       149,700       2,446,659
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................        24,100         661,244
  First Financial Holdings, Inc........................        84,400       1,624,700
  First Indiana Corp...................................       110,940       2,142,529
  *First Investors Financial Services Group, Inc.......        28,200         145,406
  First Keystone Financial, Inc........................         9,700         147,925
  First Liberty Financial Corp.........................        74,550       1,614,473
  *First Mariner Bank Corp.............................         6,400          91,200
  First Merchants Corp.................................        38,925       1,092,333
  First Midwest Financial, Inc.........................        12,100         210,994
  First Mutual Bancorp, Inc............................        16,100         286,781
  First Mutual Savings Bank............................        19,585         288,879
  First Northern Capital Corp..........................        41,000         538,125
  First Oak Brook Bancshares, Inc. Class A.............        20,000         397,500
  First Philson Financial Corp.........................         1,700          52,275
  *First Republic Bank.................................        68,049       1,756,515
  First Savings Bancorp, Inc. North Carolina...........        19,700         442,019
  *First Sierra Financial, Inc.........................         5,800          51,475
  *First Team Sports, Inc..............................        42,650          63,309
  *First Virtual Holdings, Inc.........................        19,400          90,937
  First Washington Bancorp, Inc........................        17,600         364,100
  First Western Bancorp, Inc...........................        47,075       1,471,094
  First Years, Inc.....................................        68,600       1,157,625
  Firstbank Corp.......................................         2,000          32,000
                                                               SHARES          VALUE+
                                                         ------------  --------------

  Firstmerit Corp......................................        15,480  $      405,866
  *Firstplus Financial, Inc............................        26,000          65,000
  *Firstspartan Financial Corp.........................           700          21,875
  *Firstwave Technologies, Inc.........................        35,700         136,106
  *Fischer Imaging Corp................................        51,900         128,128
  Flag Financial Corp..................................        23,600         258,862
  Flamemaster Corp.....................................           247           1,104
  *Flander Corp........................................       212,600         857,044
  *Flanigan's Enterprises, Inc.........................        10,300         106,862
  Flexsteel Industries, Inc............................        61,800         784,087
  Florida Public Utilities Co..........................        15,300         260,100
  *Florsheim Group, Inc................................        42,300         227,362
  *Flow International Corp.............................       164,300       1,755,956
  *Fluor Daniel/GTI, Inc...............................         4,008          32,815
  Flushing Financial Corp..............................        46,050         728,166
  *Foilmark, Inc.......................................        20,500          39,078
  Fonar Corp...........................................         8,280          15,137
  *Foodarama Supermarkets, Inc.........................        22,000         709,500
  *Foothill Independent Bancorp........................        29,877         420,145
  *Forcenergy, Inc.....................................        33,000         134,062
  *Forte Software, Inc.................................        80,600         405,519
  *Fortune Natural Resources Corp......................        49,107          42,969
  *Forward Air Corp., Inc..............................        50,100         810,994
  *Foster (L.B.) Co. Class A...........................       126,600         609,262
  *Fountain Powerboat Industries, Inc..................        23,200         112,375
  *Four Kids Entertainment, Inc........................        19,900         242,531
  *Four Media Co.......................................        49,100         326,822
  *Fourth Shift Corp...................................        52,000         222,625
  Frankfort First Bancorp, Inc.........................         4,150          64,844
  Franklin Bank National Associaton Southfield, MI.....        16,669         177,108
  *Franklin Electronic Publishers, Inc.................        39,900         396,506
  Freds, Inc. Class A..................................        77,375       1,088,086
  *#French Fragrances, Inc.............................        70,400         451,000
  Frequency Electronics, Inc...........................        62,539         687,929
  *Fresh America Corp..................................        24,800         348,750
  *Fresh Choice, Inc...................................        50,000          79,687
  *Fresh Foods, Inc....................................         2,375          19,891
  *Friedman Billings Ramsey Group, Inc. Class A........        87,000         522,000
  Friedman Industries, Inc.............................       142,226         693,352
  *Friedmans, Inc. Class A.............................        65,700         646,734
  Frisch's Restaurants, Inc............................        64,568         726,390
  Frontier Adjusters of America, Inc...................         1,000           2,312
  *Frontier Oil Corp...................................       209,300       1,177,312
  Frozen Food Express Industries, Inc..................       101,900         789,725
  *#Fuisz Technologies, Ltd............................        75,700         927,325
  *Funco, Inc..........................................        50,500         817,469
  *Fusion Medical Technologies, Inc....................        27,100         159,212
  *G-III Apparel Group, Ltd............................        44,770          82,545
  GA Financial, Inc....................................        15,700         249,237
  *GP Strategies Corp..................................        71,050       1,021,344
  *GRC International, Inc..............................       131,600         896,525
  *GS Financial Corp...................................         3,300          42,900
  *GTS Duratek, Inc....................................       112,800         669,750
  *GZA Geoenvironmental Technologies, Inc..............        15,800          69,125
  *Gadzooks, Inc.......................................        65,000         483,437
  Gainsco, Inc.........................................       141,205         935,483
  *Galey & Lord, Inc...................................        95,000       1,027,187
  *Galileo Corp........................................        69,300         236,053
  *Gantos, Inc.........................................        27,300          24,741

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Garan, Inc...........................................        33,600  $      912,450
  *Garden Fresh Restaurant Corp........................        24,800         387,500
  *Garden Ridge Corp...................................        39,000         302,250
  *#Gardenburger, Inc..................................        57,800         606,900
  *Gart Sports Co......................................         9,305          88,979
  *Gasonics International, Inc.........................       112,000         871,500
  *Gateway Industries, Inc.............................        11,120          20,989
  *Gaylord Container Corp. Class A.....................       117,000         614,250
  *#Geerling & Wade, Inc...............................        18,700         121,842
  *Gehl Co.............................................        32,000         446,000
  Gencor Industries, Inc...............................        41,700         463,912
  *Gene Logic, Inc.....................................        22,336          93,532
  *Genelabs Technologies, Inc..........................       295,600         785,187
  *Genemedicine, Inc...................................       153,300         426,366
  General Chemical Group, Inc..........................        93,800       1,594,600
  *General Cigar Holdings, Inc. Class A................        13,000         127,562
  *General Communications, Inc. Class A................       372,000       1,534,500
  *#General Datacomm Industries, Inc...................        99,100         359,237
  General Employment Enterprises, Inc..................        22,543         140,894
  General Housewares Corp..............................        34,830         385,307
  *#General Magic, Inc.................................       214,700       1,147,303
  General Magnaplate Corp..............................         8,400          39,900
  *General Microwave Corp..............................         8,600         154,800
  *General Scanning, Inc...............................        58,900         339,595
  *General Surgical Innovations, Inc...................        72,400         221,725
  *Genesco, Inc........................................        22,600         125,712
  Genesee Corp. Class B................................           200           4,962
  *Genicom Corp........................................       109,900         319,397
  *Genlyte Group, Inc..................................        69,700       1,330,834
  *Genome Therapeutics Corp............................       152,500         500,391
  Genovese Drug Stores, Inc. Class A...................        21,084         636,473
  *Gensia Sicor, Inc...................................       169,000         776,344
  *Gensym Corp.........................................        39,500         119,117
  *Genzyme Transgenics Corp............................        85,300         495,806
  *Geoscience Corp.....................................        25,000         265,625
  *Geoworks............................................        93,900         267,028
  *#Geron Corp.........................................        52,500         587,344
  *Getty Petroleum Marketing, Inc......................       104,500         365,750
  Getty Realty Corp. (Holding Co.).....................        37,400         488,537
  *Giant Cement Holding, Inc...........................        71,100       1,701,956
  *Giant Group, Ltd....................................        53,300         376,431
  Giant Industries, Inc................................        87,500       1,044,531
  *Gibraltar Packaging Group, Inc......................        33,500          24,078
  *Gibraltar Steel Corp................................        13,700         270,575
  *Gibson Greetings, Inc...............................         6,300          69,497
  *Giga-Tronics, Inc...................................        35,000          96,250
  *Gish Biomedical, Inc................................        74,750         233,594
  Glacier Bancorp, Inc.................................        17,468         371,195
  *Glacier Water Services, Inc.........................        30,600         761,175
  Gleason Corp.........................................       217,700       4,163,512
  *Gliatech, Inc.......................................        63,100       1,545,950
  *Global Motorsport Group, Inc........................        37,300         716,859
  *Global Payment Technologies, Inc....................        27,900         234,534
  *Globe Business Resources, Inc.......................        23,200         274,775
  *Go Video, Inc.......................................        89,400         257,025
  Gold Banc Corp.......................................         3,100          51,537
  *#Golden Books Family Entertainment, Inc.............        18,500          11,852
  Golden Enterprises, Inc..............................        53,900         303,187
  *Good Guys, Inc......................................       114,500         672,687
                                                               SHARES          VALUE+
                                                         ------------  --------------

  Gorman-Rupp Co.......................................        43,200  $      704,700
  *Gottschalks, Inc....................................        84,800         636,000
  *Government Technology Services, Inc.................        44,200         211,331
  *Gradall Industries, Inc.............................        32,400         435,375
  *Gradco Systems, Inc.................................       154,986         469,801
  *Graham Corp.........................................        13,450         107,600
  *Graham-Field Health Products, Inc...................       308,650         964,531
  Grand Premier Financial, Inc.........................         1,595          20,386
  Granite State Bankshares, Inc........................        28,500         580,687
  Gray Communications Systems, Inc.....................        24,000         427,500
  Great Southern Bancorp, Inc..........................        19,100         470,337
  *Great Train Store Co., Inc..........................        19,800          34,650
  Greater Bay Bancorp..................................         8,658         295,995
  *Green Mountain Coffee, Inc..........................        10,800          63,112
  Green Mountain Power Corp............................        39,100         474,087
  *Green Star Financial Corp...........................         4,100          55,991
  *Greenbriar Corp.....................................        34,300         124,337
  Greenbrier Companies, Inc............................       111,000       1,554,000
  *Greyhound Lines, Inc................................       110,400         662,400
  *Gristede's Sloans, Inc..............................        33,339          75,013
  *Group 1 Software, Inc...............................        66,410         585,238
  *Grow Biz International, Inc.........................        55,800         652,162
  *Grubb & Ellis Co....................................        90,152         760,657
  *Gryphon Holdings, Inc...............................        54,000         999,000
  Guarantee Life Companies, Inc........................        23,000         429,812
  *Guess, Inc..........................................       318,000       1,192,500
  *Guest Supply, Inc...................................       107,100       1,117,856
  *Gulf Island Fabrication, Inc........................        50,000         387,500
  *Gulfmark Offshore, Inc..............................        51,600         836,887
  *#Gumtech International, Inc.........................        26,800         184,250
  *Gundle/SLT Environmental, Inc.......................       149,600         561,000
  *Gymboree Corp.......................................        26,100         172,912
  *HCIA, Inc...........................................        60,400         291,619
  *#HD Vest, Inc.......................................        10,500          77,437
  *HEI, Inc............................................        19,300         100,119
  HF Financial Corp....................................        20,100         292,706
  *HMI Industries, Inc.................................        84,200         138,141
  HMN Financial, Inc...................................        29,400         400,575
  *HORIZON Pharmacies, Inc.............................        10,400         100,100
  *HPSC, Inc...........................................        74,800         687,225
  *HS Resources, Inc...................................        59,428         516,281
  Hach Co..............................................         6,900          73,312
  Hach Co. Class A.....................................           300           3,112
  Haggar Corp..........................................        54,500         691,469
  *Hagler Bailly, Inc..................................        21,000         380,625
  *Hahn Automotive Warehouse, Inc......................        36,341         113,566
  *Hain Food Group, Inc................................        59,100       1,211,550
  Halifax Corp.........................................         8,450          61,262
  *Hall Kinion Associates, Inc.........................         4,200          31,434
  *Hallmark Capital Corp...............................        10,800         138,375
  *Hallwood Group, Inc.................................           969          19,683
  *#Halsey Drug Co., Inc...............................       133,422         158,439
  *Hammons (John Q.) Hotels, Inc. Class A..............        55,700         240,206
  *Hampshire Group, Ltd................................         4,900          59,106
  *Hampton Industries, Inc.............................        43,384         287,419
  Hancock Fabrics, Inc.................................       175,100       1,477,406
  *Handleman Co........................................       182,000       2,184,000
  *Hanger Orthopedic Group, Inc........................         6,200         148,800
  Harbor Federal Bancorp, Inc..........................           110           2,351

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Harding Lawson Associates Group, Inc................        41,700  $      286,687
  Hardinge Brothers, Inc...............................        25,800         491,006
  Harleysville National Corp PA........................         2,215          82,232
  Harmon Industries, Inc...............................        81,450       1,995,525
  *Harmonic Lightwaves, Inc............................        98,700       1,239,919
  *Harolds Stores, Inc.................................        40,937         296,793
  Harris & Harris Group, Inc...........................        31,600          42,462
  *Harry's Farmers Market, Inc. Class A................        20,200          34,719
  *Hartmarx Corp.......................................       162,500         954,687
  *Harvey Entertainment Co.............................        30,000         241,875
  Harvey's Casino Resorts..............................        68,900       1,843,075
  Haskel International, Inc............................        22,700         256,794
  Hastings Manufacturing Co............................        13,700         250,025
  *Hathaway Corp.......................................        34,580          37,282
  *Hauser, Inc.........................................        53,900         244,234
  Haven Bancorp, Inc...................................        48,000         799,500
  Haverty Furniture Co., Inc...........................        74,200       1,446,900
  Haverty Furniture Co., Inc. Class A..................        13,550         264,225
  *#Hawaiian Airlines, Inc.............................       102,400         320,000
  Hawkins Chemical, Inc................................        45,484         477,582
  *Hawthorne Financial Corp............................        14,100         232,650
  *#Hayes Corp.........................................        29,677           3,858
  *Health Management Systems, Inc......................        87,100         598,812
  *Health Power, Inc...................................        13,700          48,806
  *Health Risk Management, Inc.........................        34,700         374,109
  *Health Systems Design Corp..........................        55,800         285,975
  *Healthcare Recoveries, Inc..........................       105,000       1,719,375
  *Healthcare Services Group, Inc......................       118,200       1,085,962
  *Healthcor Holdings..................................        30,000           7,969
  *Healthdyne Information Enterprises, Inc.............        49,800         147,844
  Healthplan Services Corp.............................        72,900         729,000
  *Heartport, Inc......................................        77,000         543,812
  *Hector Communications Corp..........................        21,300         173,062
  Heico Corp...........................................       126,498       3,091,295
  Heico Corp. Class A..................................        72,649       1,452,980
  *Heist (C.H.) Corp...................................        10,600          68,900
  *Hello Direct, Inc...................................        43,500         356,156
  *Hemasure, Inc.......................................        56,400         149,812
  *Herley Industries, Inc..............................        15,333         166,267
  *Heska Corp..........................................        70,000         415,625
  *Hf Bancorp, Inc.....................................        29,850         476,667
  *Hi-Shear Technology Corp............................        27,100         135,500
  *Hi-Tech Pharmacal, Inc..............................        37,500         182,812
  *#Hibbett Sporting Goods, Inc........................        21,700         679,481
  *High Plains Corp....................................       137,576         253,656
  *Highlands Insurance Group, Inc......................        63,700         812,175
  *#Highway Master Communications, Inc.................       222,700         347,969
  Hilb Rogal Hamilton Co...............................        75,835       1,436,125
  Hilite Industries, Inc...............................        11,200         100,100
  Hingham Institution for Savings MA...................         2,850          47,737
  *Hirsch International Corp. Class A..................        53,900         178,544
  *Hoenig Group, Inc...................................        35,800         277,450
  *Holiday RV Superstores, Inc.........................         9,600          20,100
  Holly Corp...........................................        46,100         749,125
  *Hollywood Casino Corp. Class A......................       213,400         290,091
  *Hologic, Inc........................................        53,000         680,719
  *Holopak Technologies, Inc...........................        32,000          98,000
  *Holophane Corp......................................         3,000          68,625
  Home Bancorp.........................................         4,800         133,200
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Home Choice Holdings, Inc...........................        16,100  $      255,587
  Home Federal Bancorp.................................        33,300         882,450
  Home Port Bancorp, Inc...............................         4,500         101,812
  *Home Products International, Inc....................        32,700         296,344
  *#Homegold Financial, Inc............................        32,600          30,053
  *Hondo Oil and Gas Co................................        56,900           1,991
  Hooper Holmes, Inc...................................       110,600       2,585,275
  Horizon Financial Corp...............................        37,503         508,634
  *Hospitality Worldwide Services, Inc.................        61,800         270,375
  *Hot Topic, Inc......................................        24,200         530,887
  *Hovnanian Enterprises, Inc. Class A.................       109,800         892,125
  Howell Corp..........................................       108,200         392,225
  *Howtek, Inc.........................................        37,500          38,672
  *Hub Group, Inc. Class A.............................        55,700       1,047,856
  Hudson General Corp..................................        25,300       1,461,075
  *Hudson Hotels Corp..................................         9,500          19,297
  *Hudson Technologies, Inc............................        25,300          64,041
  Huffy Corp...........................................       105,800       1,534,100
  Hunt Corp............................................        70,100         959,494
  Huntco, Inc. Class A.................................        41,200         211,150
  *Hurco Companies, Inc................................        47,600         294,525
  *Hvide Marine, Inc. Class A..........................        52,300         313,800
  *Hycor Biomedical, Inc...............................        69,316          86,645
  *Hyseq, Inc..........................................        65,900         315,084
  *I-Stat Corp.........................................        69,900         482,747
  *ICC Technologies, Inc...............................        79,600         300,987
  *ICF Kaiser International, Inc.......................       199,000         335,812
  *ICT Group, Inc......................................        17,800          43,944
  *ICU Medical, Inc....................................        75,550       1,400,036
  *IDT Corp............................................       125,000       2,425,781
  *IEC Electronics Corp................................        59,800         358,800
  IFR Systems, Inc.....................................        95,102         546,836
  *IGI, Inc............................................        67,300         126,187
  *II-VI, Inc..........................................        59,600         484,250
  *IMC Mortgage Co.....................................        85,000          53,125
  IMCO Recycling, Inc..................................        96,200       1,436,987
  ISB Financial Corp. LA...............................        30,500         776,797
  *ISOCOR..............................................         5,200           9,587
  *ITC Learning Corp...................................        26,300          82,598
  *ITEQ, Inc...........................................       182,255         438,551
  *ITI Technologies, Inc...............................        70,100       1,859,841
  *ITLA Capital Corp...................................        37,200         655,650
  *IVI Checkmate Corp..................................        46,703         267,083
  *Ibis Technology Corp................................        33,800         329,550
  Ico, Inc.............................................       171,518         436,835
  *Identix, Inc........................................       107,900       1,079,000
  *Ikos Systems, Inc...................................        52,150         171,117
  *Image Entertainment, Inc............................       110,700         577,716
  *Imatron, Inc........................................       266,900         437,883
  *Imclone Systems, Inc................................       144,000       1,521,000
  *Immucor, Inc........................................        55,500         492,562
  *Immulogic Pharmaceutical Corp.......................       143,900         220,347
  *Immune Response Corp. DE............................       153,400       2,003,787
  *Immunogen, Inc......................................        66,100         175,578
  *Immunomedics, Inc...................................       168,300         502,270
  *Impath, Inc.........................................        26,600       1,016,619
  *Impco Technologies, Inc.............................        32,400         453,600
  Imperial Holly Corp..................................       103,300         890,962
  *In Focus Systems, Inc...............................       120,000       1,005,000
  Independence Holding Co..............................        11,119         148,717
  Independent Bank Corp. MA............................       131,800       2,092,325
  Independent Bank East................................        30,890         667,996

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Independent Bankshares, Inc..........................           982  $       11,477
  *Individual Investor Group, Inc......................         8,100          22,528
  Industrial Bancorp, Inc..............................        12,800         251,200
  *Industrial Data Systems Corp........................        11,500          83,375
  *Industrial Distribution Group, Inc..................        60,000         416,250
  *Industrial Holdings, Inc............................        43,200         429,300
  Industrial Scientific Corp...........................        10,000         246,250
  *Inference Corp. Class A.............................        60,000         468,750
  *Infinium Software, Inc..............................       113,600         727,750
  *Infocure Corp.......................................         7,000         140,875
  *Infonautics Corp. Class A...........................        47,600         273,700
  *Information Advantage, Inc..........................        47,040         374,850
  *Information Resource Engineering, Inc...............        27,900         234,098
  *Information Storage Devices, Inc....................        85,900         625,459
  *Infu-tech, Inc......................................        14,600          48,134
  Ingles Market, Inc. Class A..........................           500           6,031
  *Innerdyne, Inc......................................       153,800         209,072
  *Innodata Corp.......................................         2,783          16,872
  *Innoserv Technologies, Inc. (Escrow Shares).........        13,640               0
  *Innovative Gaming Corp. of America..................        34,050          45,223
  Innovex, Inc.........................................        16,500         260,391
  *Input Software, Inc.................................        56,300         387,062
  *#Insite Vision, Inc.................................        95,300         136,994
  *Insituform East, Inc................................        20,200          29,669
  *Insituform Technologies, Inc. Class A...............       119,455       1,560,381
  *Inso Corp...........................................        70,000       1,883,437
  Insteel Industries, Inc..............................        61,644         346,747
  Instron Corp.........................................       118,200       1,551,375
  *Insurance Auto Auctions, Inc........................        62,000         705,250
  *Integra Lifesciences Corp...........................        27,150         124,720
  *Integra, Inc........................................        41,400          82,800
  *Integrated Circuit Systems, Inc.....................        50,100         717,056
  *Integrated Measurement System, Inc..................        54,700         584,606
  *Integrated Orthopedics, Inc.........................        45,000         143,437
  *Integrated Process Equipment Corp...................        29,800         311,969
  *Integrated Silicon Solution, Inc....................        99,000         324,844
  *Integrated Systems Consulting Group, Inc............        28,200         498,787
  *Intellicall, Inc....................................        80,807         141,412
  *Intellicorp, Inc....................................         6,900          13,261
  *Intellidata Technologies Corp.......................        22,900          26,836
  *Intelligent Medical Imaging, Inc....................        13,100           9,620
  *Intelligent Systems Corp............................        21,300          41,269
  *#Intelligroup, Inc..................................        29,200         468,112
  *Intensiva Healthcare Corp...........................        40,300         379,072
  Intercargo Corp......................................        38,300         404,544
  Interchange Financial Services Corp. Saddle Brook....        33,180         555,765
  *Interdigital Communications Corp....................        34,000         161,500
  *Interface Systems, Inc..............................        30,500         130,578
  *Interferon Sciences, Inc............................        68,400          53,437
  *Interlake Corp......................................       199,800         686,812
  *Interlink Computer Sciences, Inc....................        38,000         149,625
  *Interlink Electronics...............................        44,600         107,319
  *Interlinq Software Corp.............................        35,000         258,125
  *Interlott Technologies, Inc.........................        16,400         120,950
  *Intermagnetics General Corp.........................       165,361       1,064,511
  International Aluminum Corp..........................         7,300         217,175
  *International Computex, Inc.........................         7,300          34,675
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *International Manufacturing Services, Inc...........        16,500  $      127,359
  *International Microcomputer Software, Inc...........        25,400         210,344
  *International Remote Imaging Systems, Inc...........        35,350          33,141
  International Shipholding Corp.......................        53,950         842,969
  *International Technology Corp.......................       186,059       1,895,476
  *International Thoroughbred Breeders, Inc............        56,650          11,330
  *International Total Services, Inc...................        18,100          84,844
  *#Interneuron Pharmaceuticals, Inc...................        33,500         103,641
  *Interphase Corp.....................................        34,300         277,616
  *Interpore International.............................        64,500         342,656
  Interstate Johnson Lane, Inc.........................        28,350         877,078
  *Interstate National Dealers Services, Inc...........        21,300         186,375
  *Intersystems, Inc...................................        52,700          55,994
  *Intertan, Inc.......................................        98,900         661,394
  *Intervisual Books, Inc. Class A.....................         2,500           3,359
  *Intervoice, Inc.....................................        69,000       1,774,594
  *Intevac, Inc........................................        61,200         489,600
  Investors Title Co...................................        24,000         540,000
  *#Invision Technologies, Inc.........................        61,300         400,366
  *Invivo Corp.........................................        18,800         279,650
  *Iridex Corp.........................................        33,300         133,200
  Iroquois Bancorp.....................................           400           7,775
  *Irwin Naturals/4Health, Inc.........................       116,500         713,562
  Isco, Inc............................................       101,341         519,373
  *Isle of Capri Casinos, Inc..........................       200,500         648,492
  *Isolyser Co., Inc...................................       301,025         428,020
  *#Itron, Inc.........................................        39,500         262,922
  *Iwerks Entertainment, Inc...........................       100,924         115,116
  *J & J Snack Foods Corp..............................        45,100         921,731
  J & L Specialty Steel, Inc...........................         8,500          53,125
  *J. Alexander's Corp.................................       120,200         428,212
  *#JMAR Industries, Inc...............................        90,500         233,320
  *JPM Co..............................................        54,900         698,259
  *JWGenesis Financial Corp............................        20,400         149,175
  *Jackpot Enterprises, Inc............................        51,875         502,539
  Jacksonville Bancorp, Inc............................        11,800         196,544
  *Jaclyn, Inc.........................................        23,227          87,827
  *Jaco Electronics, Inc...............................        19,673          90,373
  *Jacobson Stores, Inc................................        49,700         414,684
  *Jakks Pacific, Inc..................................        30,300         287,850
  *Jan Bell Marketing, Inc.............................       224,900       1,040,162
  *Jason, Inc..........................................        98,100         797,062
  *Jean Philippe Fragrances, Inc.......................        69,000         418,312
  Jeffbanks, Inc.......................................        22,645         512,343
  Jefferson Savings Bancorp, Inc.......................        80,000       1,130,000
  *Jenna Lane, Inc.....................................         2,500           5,703
  *Jennifer Convertibles, Inc..........................        41,000          80,360
  *Jetfax, Inc.........................................        75,000         133,594
  *Johnson Worldwide Associates, Inc. Class A..........        64,000         606,000
  *Johnston Industries, Inc............................       197,813         778,889
  *Johnstown American Industries, Inc..................        86,700       1,324,884
  *Jos. A. Bank Clothiers, Inc.........................        57,900         421,584
  *Joule, Inc..........................................        42,100         118,406
  *Jps Packaging Company...............................        19,250          75,797
  *Just Toys, Inc......................................        14,150           8,844
  *K & G Men's Center, Inc.............................        64,000         604,000

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  K Swiss, Inc. Class A................................        31,200  $      881,400
  *K-Tel International, Inc............................        32,800         477,650
  *K-Tron International, Inc...........................        63,400       1,212,525
  K2, Inc..............................................        10,000         113,750
  *KBK Capital Corp....................................        30,000         258,750
  KCS Energy, Inc......................................       104,400         417,600
  *#KFX, Inc...........................................        73,700         128,975
  *KLLM Transport Services, Inc........................        37,400         317,900
  *KTI, Inc............................................        38,519         812,510
  *KVH Industries, Inc.................................        20,200          30,931
  *Kaiser Ventures, Inc................................        78,900         759,412
  *Kaneb Services, Inc.................................       182,200         831,287
  *Karrington Health, Inc..............................        36,600         458,644
  Katy Industries, Inc.................................        49,300         967,512
  *Katz Digital Technologies, Inc......................        35,300         304,462
  Kaye Group, Inc......................................        42,000         288,750
  Keithley Instruments, Inc............................        17,600         123,200
  *Kelley Oil & Gas Corp...............................        81,200          77,394
  Kenan Transport Co...................................           200           6,700
  *Kensey Nash Corp....................................        52,400         468,325
  *Kent Financial Services, Inc........................        28,556         108,870
  Kentek Information Systems, Inc......................         8,500          54,719
  *Kentucky Electric Steel, Inc........................        15,700          52,006
  Kentucky First Bancorp, Inc..........................         4,000          54,000
  *#Keravision, Inc....................................        50,800         627,062
  *Kevco, Inc..........................................         9,700          82,450
  Kewaunee Scientific Corp.............................        20,400         221,850
  *Key Energy Group, Inc...............................        31,758         198,487
  *Key Production Co., Inc.............................        58,661         454,623
  *Key Technology, Inc.................................        27,000         172,125
  *Key Tronic Corp.....................................       129,100         580,950
  *Keystone Automotive Industries, Inc.................        30,360         583,481
  *Keystone Consolidated Industries, Inc...............        88,600         614,662
  *Kimmins Corp........................................        22,633          59,412
  *Kinark Corp.........................................        52,800         135,300
  *Kinnard Investment, Inc.............................        31,600         146,150
  *Kit Manufacturing Co................................        12,000          63,000
  *Kitty Hawk, Inc.....................................        13,400         140,281
  Klamath First Bancorp, Inc...........................        53,800         958,312
  Knape & Vogt Manufacturing Co........................        54,599       1,030,556
  *Knight Transportation, Inc..........................        24,000         465,000
  *Koala Corp..........................................        11,300         186,450
  Kollmorgen Corp......................................        48,100         913,900
  *Komag, Inc..........................................        97,000         700,219
  *Koo Koo Roo Enterprises, Inc........................       216,111         151,953
  *Kopin Corp..........................................        85,900       1,237,497
  *Koss Corp...........................................        52,000         591,500
  *Krauses Furniture, Inc..............................         2,933           4,033
  *Kronos, Inc.........................................        30,500       1,311,500
  *Krug International Corp.............................        33,465          69,022
  *LBP, Inc............................................        27,800          83,400
  *LCC International, Inc. Class A.....................        23,000          90,562
  LCS Industries, Inc..................................        41,760         550,710
  *LLEX Oncology, Inc..................................        60,600         848,400
  *LLX Resorts, Inc....................................        13,400          40,200
  LSB Bancshares, Inc. NC..............................        23,890         459,883
  LSB Industries, Inc..................................       109,200         375,375
  LSI Industries, Inc..................................       143,403       3,065,239
  *LTX Corp............................................       132,000         433,125
  *LXR Biotechnology, Inc..............................        68,300          64,031
  *La Jolla Pharmceutical Co...........................       145,900         474,175
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *LaBarge, Inc........................................       221,650  $      775,775
  LaCrosse Footwear, Inc...............................        13,300         128,012
  Lab Holdings, Inc....................................         1,800          29,812
  Labone, Inc..........................................        20,500         294,047
  *Laclede Steel Co....................................        25,450           7,953
  *Ladd Furniture, Inc.................................        47,533         843,711
  *Lakeland Industries, Inc............................        22,500         171,562
  Lakeview Financial Corp..............................        19,600         429,975
  *Lamalie Associates, Inc.............................         9,400          54,931
  *Lamson & Sessions Co................................       143,800         808,875
  *Lancer Corp.........................................        99,225         998,452
  *Landair Corp........................................        50,100         247,369
  Landauer, Inc........................................        76,800       2,188,800
  *Landec Corp.........................................        63,700         262,762
  *Lanvision Systems, Inc..............................        61,600          66,412
  *Larscom, Inc........................................        27,000          58,219
  *Laser Vision Centers, Inc...........................        48,400         854,562
  *LaserSight Corporation..............................        66,100         360,452
  *Lawrence Savings Bank MA............................         7,700          98,656
  Lawson Products, Inc.................................         4,900         112,394
  *Layne Christensen Co................................        86,800         911,400
  *Lazare Kaplan International, Inc....................        72,800         564,200
  *Leap Group, Inc.....................................        35,700         155,072
  Learonal, Inc........................................        37,000         837,125
  *#Leasing Solutions, Inc.............................        68,100         268,144
  *Lechters, Inc.......................................       128,400         387,206
  *Lecroy Corp.........................................        37,800         644,963
  *Lectec Corp.........................................        19,180          64,733
  Lesco, Inc...........................................        87,100       1,317,388
  *Level 8 Systems, Inc................................        55,400         406,844
  Lexford Residential Trust............................        21,000         409,500
  *Lexington Global Asset Managers, Inc................        18,700          89,994
  Liberty Homes, Inc. Class A..........................           200           2,388
  *Life Medical Sciences, Inc..........................        70,100          35,050
  *Life Quest Medical, Inc.............................         8,100          15,694
  *Lifecore Biomedical, Inc............................        61,900         491,331
  *Lifeline Systems, Inc...............................        29,100         752,963
  Lifetime Hoan Corp...................................        85,302         935,656
  *Lightbridge, Inc....................................        85,500         374,063
  Lillian Vernon Corp..................................        50,100         767,156
  *Lindal Cedar Homes, Inc.............................        40,777          81,554
  Lindberg Corp........................................        53,200         706,563
  Lindsay Manufacturer Co..............................        36,500         547,500
  *Lion Brewery, Inc...................................        12,000          53,625
  *Liposome Co., Inc...................................        75,700         684,848
  Liqui Box Corp.......................................        13,400         634,825
  Litchfield Financial Corp............................        32,703         586,610
  *Lithia Motors, Inc. Class A.........................         2,900          49,934
  *#Littlefield, Adams & Co............................        16,577          75,115
  *Lodgenet Entertainment Corp.........................        93,600         652,275
  *Loehmanns, Inc......................................        75,000         203,906
  *#Logans Roadhouse, Inc..............................        61,000       1,273,375
  *Logic Devices, Inc..................................        49,300          77,031
  *Logility, Inc.......................................        58,000         282,750
  *Lojack Corp.........................................        45,500         423,719
  *Loronix Information Systems, Inc....................        20,000          42,188
  Lufkin Industries, Inc...............................        32,900         647,719
  *Lumen Technologies, Inc.............................       177,799       1,344,605
  *Lumisy, Inc.........................................        47,700         201,234
  *Lunar Corp..........................................        83,100         882,938
  *Lund International Holdings, Inc....................        15,800         109,613

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Lydall, Inc. DE.....................................       120,000  $    1,522,500
  *Lynch Corp..........................................        29,600       2,323,600
  *M.H. Meyerson & Co., Inc............................        25,150          33,795
  M/A/R/C, Inc.........................................        32,757         426,865
  *MAI Systems Corp....................................        54,207         176,173
  MDC Holdings, Inc....................................        34,100         626,588
  MFB Corp.............................................         7,000         148,750
  *MFRI, Inc...........................................        22,900         128,813
  *MGI Pharma, Inc.....................................       146,200       1,434,588
  *MHM Services, Inc...................................            75              61
  MI Schottenstein Homes, Inc..........................        45,600         994,650
  *MIM Corp............................................        53,900         254,341
  *#MRV Communications, Inc............................        48,000         316,500
  *MS Carriers, Inc....................................        42,600       1,054,350
  MTS Systems Corp.....................................        54,800         705,550
  *MVSI, Inc...........................................        63,400         105,006
  MYR Group, Inc.......................................        65,333         734,996
  *Mackie Designs, Inc.................................        66,100         451,339
  *MacNeal-Schwendler Corp.............................       124,600         685,300
  *Madden (Steven), Ltd................................        80,300         531,988
  *Magainin Pharmaceuticals, Inc.......................       215,000         732,344
  *#Magnum Hunter Resources, Inc.......................       182,500         661,563
  *Main Street & Main, Inc.............................        35,375         126,576
  Maine Public Service Co..............................        32,700         515,025
  *#Malibu Entertainment Worldwide, Inc................         5,200           7,800
  *Mallon Resources Corp...............................        22,675         181,400
  *Managed Care Solutions, Inc.........................        20,133          88,082
  *Manatron, Inc.......................................           115             489
  *Manchester Equipment Co., Inc.......................        21,600          56,700
  *Mapics, Inc.........................................        75,200       1,438,200
  *Mapinfo Corp........................................        46,000         635,375
  *Marcam Solutions, Inc...............................        34,550         231,053
  *Marisa Christina, Inc...............................        72,200          92,506
  Maritrans, Inc.......................................        68,000         450,500
  *Mark VII, Inc.......................................        95,600       1,667,025
  *Market Facts, Inc...................................         4,000          98,625
  *Marlton Technologies, Inc...........................        62,300         295,925
  Marsh Supermarkets, Inc. Class A.....................        17,700         282,094
  Marsh Supermarkets, Inc. Class B.....................        23,400         330,525
  *#Martek Biosciences Corp............................        73,800         590,400
  *Marten Transport, Ltd...............................        52,800         686,400
  Mason Dixon Bancshares, Inc..........................         8,400         249,900
  Massbank Corp. Reading, MA...........................        14,800         582,750
  Matec Corp...........................................        23,800          92,225
  *Material Sciences Corp..............................       135,167       1,216,503
  *Mathsoft, Inc.......................................        40,100         114,034
  *Matlack Systems, Inc................................        75,650         586,288
  *Matria Healthcare, Inc..............................       265,700         506,491
  *Matritech, Inc......................................       192,300         414,647
  *Matrix Pharmaceutical, Inc..........................       154,100         505,641
  *Matrix Service Co...................................        83,600         410,163
  Matthews International Corp. Class A.................         4,100         121,206
  *Matthews Studio Equipment Group.....................        50,600         135,988
  *Mattson Technology, Inc.............................       125,000         851,563
  *Maverick Tube Corp..................................        59,400         339,694
  *Max & Ermas Restaurants, Inc........................        19,257         149,242
  *Maxco, Inc..........................................        18,000         135,000
  *Maxicare Health Plans, Inc..........................        67,700         395,622
  *Maxim Group, Inc....................................        86,700       1,696,069
  *#Maxim Pharmaceuticals, Inc.........................        24,000         363,000
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Maxwell Shoe Company, Inc...........................        66,000  $      792,000
  *Maxwell Technologies, Inc...........................        58,492       1,553,694
  Mayflower Co-Operative Bank Middleboro...............           200           4,600
  *Maynard Oil Co......................................       103,200       1,006,200
  *Mays (J.W.), Inc....................................         2,100          16,833
  *Mazel Stores, Inc...................................        31,100         371,256
  *McClain Industries, Inc.............................        91,066         424,026
  McGrath Rent Corp....................................        52,800       1,065,900
  *McMoran Exploration Co..............................        29,100         465,600
  *McWhorter Technologies, Inc.........................        16,700         394,538
  *Meade Instruments Corp..............................        14,000         151,375
  *Meadow Valley Corp..................................        10,000          49,375
  Meadowbrook Insurance Group, Inc.....................        43,700         691,006
  *Measurement Specialties, Inc........................        14,550          58,200
  *Mechanical Dynamics, Inc............................        20,800         144,300
  *Mecon, Inc..........................................        66,200         508,913
  Medalliance, Inc. Escrow.............................        25,000               0
  *Medar, Inc..........................................       105,500         136,820
  *Medarex, Inc........................................       214,800         879,338
  *Medco Research, Inc.................................        63,300       1,281,825
  Medford Bancorp, Inc.................................        75,800       1,392,825
  *Media 100, Inc......................................        82,600         351,050
  *Media Arts Group, Inc...............................        61,400         901,813
  *#Media Logic, Inc...................................        21,800           6,813
  *Medialink Worldwide, Inc............................         3,400          73,950
  *Medical Action Industries, Inc......................        39,600         111,994
  *Medical Alliance, Inc...............................        53,800         119,369
  *Medical Graphics Corp...............................        19,050          17,264
  *#Medical Resources, Inc.............................        31,675          72,259
  *Medicalcontrol, Inc.................................        16,700         127,859
  *Medicore, Inc.......................................        47,500          68,281
  *Medirisk, Inc.......................................         6,900          32,452
  *#Medplus, Inc.......................................        50,700         117,244
  *Medstone International, Inc.........................        43,700         333,213
  *Megabios Corp.......................................         8,300          49,281
  *Melita International Corp...........................        69,500       1,044,672
  Merchants Bancorp, Inc...............................        20,000         587,500
  Merchants Bancshares, Inc............................        19,100         494,213
  Merchants Group, Inc.................................        11,800         252,225
  *#Mercury Air Group, Inc.............................        43,865         282,381
  *Meridian Data, Inc..................................        70,600         161,056
  Meridian Diagnostics, Inc............................       129,454         752,451
  Meridian Insurance Group, Inc........................        20,700         359,663
  *Meridian Medical Technology, Inc....................        18,000         137,813
  *Meridian Resource Corp..............................       433,272       1,678,929
  *Merisel, Inc........................................       240,800         696,063
  *Merit Medical Systems, Inc..........................        37,750         207,625
  *Merix Corp..........................................        48,000         238,500
  *Merrimac Industries, Inc............................        13,565          91,564
  *Mesa Air Group, Inc.................................       243,500       1,940,391
  *Mesa Labs, Inc......................................        24,800         103,850
  *Mesaba Holdings, Inc................................       154,050       2,907,694
  *Mestek, Inc.........................................       118,750       2,285,938
  *Metacreations Corp..................................        98,700         795,769
  *Metal Management, Inc...............................        58,606         181,312
  *Metatec Corp. Class A...............................        65,100         378,394
  *Met-Coil Systems Corp...............................        27,500         110,000
  Met-Pro Corp.........................................       151,665       2,066,436
  *Metra Biosystems, Inc...............................        72,100          72,100
  *#Metricom, Inc......................................        83,000         593,969
  *Metrika System Corp.................................        24,000         207,000

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Metro One Telecommunications, Inc...................        39,800  $      448,994
  *Metrocall, Inc......................................       206,763         917,511
  *Metrologic Instruments, Inc.........................        57,300         780,713
  *Metrotrans Corp.....................................         7,000          37,625
  Metrowest Bank MA....................................        72,700         492,997
  *Michael Anthony Jewelers, Inc.......................        74,300         222,900
  *Micrion Corp........................................        20,300         140,197
  *Micro Focus Group P.L.C.............................        15,760         169,913
  *Micro Linear Corp...................................        98,000         471,625
  *Microage, Inc.......................................        87,600       1,538,475
  *Microcide Pharmaceuticals, Inc......................        48,300         250,556
  *Microdyne Corp......................................        72,400         257,925
  *Micrografx, Inc.....................................        89,800         881,163
  *Micros to Mainframes, Inc...........................        15,100          33,031
  *Microsemi Corp......................................       135,875       1,647,484
  *Microtest, Inc......................................        64,200         174,544
  *Micro-Therapeutics, Inc.............................        22,800         171,000
  *Microtouch Systems, Inc.............................        71,200         961,200
  *Microware Systems Corp..............................        56,300         146,028
  *Microwave Power Dynamics, Inc.......................        85,500         529,031
  Mid America Banccorp.................................        32,964         848,826
  Midcoast Energy Resources, Inc.......................         3,500          72,625
  *Middleby Corp.......................................        93,600         368,550
  Middlesex Water Co...................................        19,800         491,288
  Midland Co...........................................        44,100       1,096,988
  *Midwest Grain Products, Inc.........................        41,700         568,163
  Mikasa, Inc..........................................         6,100          66,338
  *Mikohn Gaming Corp..................................        69,150         280,922
  *#Milestone Scientific, Inc..........................        23,900          26,888
  *Miller Building Systems, Inc........................        72,800         593,775
  *Miltope Group, Inc..................................        50,500          59,969
  Minntech Corp........................................        31,230         387,453
  Minuteman International, Inc.........................        15,400         167,475
  *Mitcham Industries, Inc.............................        47,900         284,406
  *Mity-Lite, Inc......................................        28,100         437,306
  Mobile America Corp..................................        31,300         158,456
  *Mobile Mini, Inc....................................        39,400         355,831
  *#Modacad, Inc.......................................        26,500         521,719
  Modern Controls, Inc.................................        84,975         463,379
  *Modtech, Inc........................................        87,500       1,678,906
  *Molecular Biosystems, Inc...........................       160,700         542,363
  *Molecular Devices Corp..............................        41,100         734,663
  *Monaco Coach Corp...................................        39,000       1,204,125
  *Monarch Casino and Resort, Inc......................        82,100         446,419
  *Monarch Dental Corp.................................        22,300         250,875
  Monarch Machine Tool Co..............................        39,761         283,297
  *Monro Muffler Brake, Inc............................        41,583         330,065
  Monterey Bay Bancorp, Inc............................        19,925         285,177
  *#Monterey Pasta Co..................................        32,400          47,588
  *Moog, Inc. Class A..................................         6,050         175,450
  *Moore Handley, Inc..................................         1,500           3,000
  *Moore Medical Corp..................................        25,100         360,813
  Moore Products Co....................................        21,900         517,388
  *Morgan Products, Ltd................................        84,000         199,500
  Morrison Health Care, Inc............................         2,000          36,500
  *Morrow Snowboards, Inc..............................        12,000          12,188
  *Morton Industrial Group, Inc. Class A...............        22,645         315,615
  *Morton's Restaurant Group, Inc......................        54,900       1,091,138
  *Mosaix, Inc.........................................        99,800         770,331
  *#Mossimo, Inc.......................................       149,750         449,250
  *Mother's Work, Inc..................................        33,500         393,625
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Motor Car Parts & Accessories, Inc..................        40,500  $      544,219
  *Motor Club of America...............................        20,500         292,125
  Movado Group, Inc....................................        65,575       1,299,205
  *Movie Gallery, Inc..................................       110,000         556,875
  *Moviefone, Inc. Class A.............................        29,100         358,294
  Mueller (Paul) Co....................................        26,700       1,062,994
  *Multi Color Corp....................................         9,600          72,600
  *Multigraphics, Inc..................................         3,400          14,025
  *Multiple Zones International, Inc...................       115,500       1,544,813
  *Mutual Savings Bank FSB Bay
    City, MI...........................................        20,600         171,238
  *Mylex Corp..........................................        95,300         792,181
  *Myriad Genetics, Inc................................        35,700         394,931
  *Mysoftware Co.......................................        16,500         178,922
  *N & F Worldwide Corp................................        88,100         836,950
  *NABI, Inc...........................................       297,686         809,334
  *NAI Technologies, Inc...............................        82,813         142,335
  NBT Bancorp..........................................        54,117       1,349,543
  *NFO Worldwide, Inc..................................        15,000         189,375
  NN Ball & Roller, Inc................................       143,300         886,669
  *NPC International, Inc..............................         8,400          94,500
  *NPS Pharmaceuticals, Inc............................        76,800         542,400
  *NS Group, Inc.......................................        82,000         445,875
  NYMAGIC, Inc.........................................        62,700       1,316,700
  *Nanometrics, Inc....................................        43,300         347,753
  *Napco Security Systems, Inc.........................        64,100         268,419
  *#Napro Biotherapeutics, Inc.........................        91,100         116,722
  Nash Finch Co........................................        50,800         742,950
  *Nashua Corp.........................................        44,500         742,594
  *Nastech Pharmaceutical Co., Inc.....................        47,700         178,875
  *Nathans Famous, Inc.................................        24,100          98,659
  *National Beverage Corp..............................        63,600         632,025
  *National City Bancorp...............................        30,349         811,836
  *National Dentex Corp................................        37,000         626,688
  *National Discount Brokers Group, Inc................        57,300         522,863
  *National Home Centers, Inc..........................        60,000          93,750
  *National Home Health Care Corp......................        22,283         104,452
  National Information Group...........................        45,200         827,725
  *National Media Corp.................................       129,800       1,200,650
  *National Record Mart, Inc...........................        23,900         333,106
  *National Research Corp..............................        34,000         208,250
  *National RV Holdings, Inc...........................        80,550       2,164,781
  National Security Group, Inc.........................        10,500         133,875
  *National Standard Co................................        96,500         337,750
  National Technical Systems, Inc......................        47,884         260,369
  *National Techteam, Inc..............................       115,000         783,438
  *National Vision Association, Ltd....................       208,600         912,625
  *Natural Alternatives International, Inc.............        51,800         526,094
  *Natural Microsystems Corp...........................        33,800         377,081
  *Natural Wonders, Inc................................        36,800         142,600
  *#Navarre Corp.......................................        62,200         934,944
  *Navigators Group, Inc...............................        21,620         336,461
  Nelson (Thomas), Inc.................................        50,100         660,694
  *Neogen Corp.........................................        31,400         225,688
  *Neopath, Inc........................................        95,300         661,144
  *Neopharm, Inc.......................................        97,800         855,750
  *Neorx Corp..........................................       167,200         242,963
  *Neose Technologies, Inc.............................        70,100         880,631
  *#Neotherapeutics, Inc...............................        22,200         190,088
  *Netmanage, Inc......................................       267,477         798,252

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Netopia, Inc........................................        52,300  $      464,163
  *Netrix Corp.........................................        83,200         213,200
  *#Netspeak Corp......................................        22,200         242,119
  *Network Computing Devices, Inc......................       133,500         947,016
  *Network Peripherals, Inc............................        62,700         286,069
  *Network Six, Inc....................................           775           3,197
  *Neurobiological Technologies, Inc...................        14,600           8,897
  *Neurocrine Biosciences, Inc.........................        34,500         238,266
  *Neurogen Corp.......................................        35,700         613,594
  *New Brunswick Scientific Co., Inc...................        41,290         283,869
  *#New Century Financial Corp.........................        43,300         409,997
  New England Community Bancorp, Inc. Class A..........        25,060         501,200
  New Hampsire Thrift BancShares, Inc..................           200           3,450
  *New Horizons Worldwide, Inc.........................        57,400       1,130,063
  *New Mexico & Arizona Land Co........................        39,655         574,998
  Newcor, Inc..........................................        86,126         304,132
  Newmil Bancorp, Inc..................................        44,200         519,350
  Newport Corp.........................................        76,000       1,282,500
  *Newsedge Corp.......................................       100,000         846,875
  *Nexthealth, Inc.....................................        26,700          22,528
  *#Niagara Corp.......................................        37,200         256,913
  *Nichols Research Corp...............................        55,250       1,174,063
  *Nitches, Inc........................................        10,194          29,945
  *Nitinol Medical Technologies, Inc...................        85,500         379,406
  *Nobel Education Dynamics, Inc.......................        31,250         201,172
  *Nobility Homes......................................        20,075         323,709
  *Noel Group, Inc.....................................        43,600          51,775
  Noland Co............................................           500          11,188
  *Noodle Kidoodle, Inc................................        65,000         487,500
  *Norstan, Inc........................................        90,400       1,389,900
  North Carolina Natural Gas Corp......................         6,175         199,144
  North Central Bancshares, Inc........................        15,100         266,138
  *North Face, Inc.....................................        65,100         813,750
  Northeast Bancorp....................................         9,100          92,138
  Northern Technologies International..................        18,700         116,875
  *Northfield Laboratories, Inc........................        66,100         879,956
  Northland Cranberries, Inc. Class A..................        68,200         950,538
  Northrim Bank........................................        10,915         141,895
  *Northwest Pipe Co...................................        33,500         540,188
  *Northwest Teleproductions, Inc......................        15,800           9,134
  *Northwestern Steel & Wire Co........................       161,600         217,150
  *Norton McNaughton, Inc..............................        62,500         183,594
  *Novadigm, Inc.......................................        76,500         583,313
  *Novametrix Medical Systems, Inc.....................        61,600         415,800
  *Novavax, Inc........................................        66,700         141,738
  *Noven Pharmaceuticals, Inc..........................       106,900         577,928
  *Novitron International, Inc.........................         4,712          11,044
  *Nu Horizons Electronics Corp........................        71,054         428,544
  *Numerex Corp. Class A...............................        19,500          54,234
  *Nutramax Products, Inc..............................        44,000         258,500
  *#Nutrition for Life International, Inc..............         1,400           2,931
  *O'Charleys, Inc.....................................        93,075       1,250,695
  O'Sullivan Corp......................................        80,400         783,900
  *O'Sullivan Industries Holdings, Inc.................       133,400       1,342,338
  *O.I. Corp...........................................        16,800          95,550
  *OAO Technology Solutions, Inc.......................         4,100          14,414
  *ODS Networks, Inc...................................        76,700         261,259
  *OEC Medical Systems, Inc............................        10,000         275,625
  *ORBIT/FR, Inc.......................................         1,800           5,231
  *OSI Pharmaceutical, Inc.............................       139,700         558,800
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *OSI Systems, Inc....................................        13,000  $      103,188
  *OTR Express, Inc....................................        16,600          85,075
  *Oacis Healthcare Holdings Corp......................        53,700         172,847
  Oak Hill Financial, Inc..............................         9,000         183,094
  *Oak Technology, Inc.................................       221,000         873,641
  *Object Design, Inc..................................       199,900       1,243,128
  *Objective Systems Integrators, Inc..................       101,000         411,891
  *Objectshare, Inc....................................        52,300          54,752
  *Ocal, Inc...........................................        11,000          35,922
  *Odwalla, Inc........................................        24,000         189,750
  *Offshore Logistics, Inc.............................        12,000         146,625
  Oglebay Norton Co....................................        50,000       1,303,125
  Ohio Art Co..........................................         2,500          82,813
  Oil-Dri Corp. of America.............................        60,900         898,275
  *Old Dominion Freight Lines, Inc.....................        71,800         910,963
  *Olympic Steel, Inc..................................        94,000         558,125
  *#Omega Health System, Inc...........................        26,500         110,969
  *Omtool, Ltd.........................................       111,500         317,078
  *On Assignment, Inc..................................        40,800       1,453,500
  *On Technology Corp..................................        25,000          41,406
  *On-Point Technology Systems, Inc....................        76,800         132,000
  *#Oncor, Inc.........................................       187,200          10,296
  *One Price Clothing Stores, Inc......................        65,600         301,350
  *#Onhealth Network Company...........................        65,000         377,813
  *Ontrack Data International, Inc.....................        78,700         577,953
  *Onyx Acceptance Corp................................        22,400         147,000
  *Onyx Pharmacueticals, Inc...........................        41,400         274,275
  *Opinion Research Corp...............................        15,500          92,516
  *Opta Food Ingredients, Inc..........................        93,600         403,650
  *Optek Technology, Inc...............................        18,200         327,600
  *Opti, Inc...........................................        64,200         258,806
  Optical Coating Laboratory, Inc......................        68,392       1,290,899
  *Optical Sensors, Inc................................        15,900          23,105
  *Optika Imaging Systems, Inc.........................        58,500         168,188
  *Orange Co., Inc.....................................        91,747         647,963
  *Oravax, Inc. (Private Placement)....................        59,400          26,162
  *Orbit International Corp............................        28,000          49,875
  *Orcad, Inc..........................................        24,400         205,875
  *Oregon Trail Financial Corp.........................         6,700          89,822
  *Oriole Homes Corp. Class A Convertible..............        66,300         198,900
  *Oriole Homes Corp. Class B..........................        23,000          66,125
  *Orleans Homebuilders, Inc...........................       101,400         202,800
  *Oroamerica, Inc.....................................        53,300         476,369
  *Orphan Medical, Inc.................................        46,700         305,009
  *Ortel Corp..........................................        91,000       1,006,688
  *Orthologic Corp.....................................       147,000         578,813
  Oshkosh Truck Corp. Class B..........................        44,800       1,327,200
  *Oshman's Sporting Goods, Inc........................        50,200         225,900
  *Osmonics, Inc.......................................        73,500         771,750
  *Osteotech, Inc......................................        59,100       1,981,697
  Ottawa Financial Corp................................        22,764         500,808
  *Outlook Group Corp..................................        37,900         156,338
  Owosso Corp..........................................        33,200         161,850
  Oxford Industries, Inc...............................        28,100         811,388
  *#Oxigene, Inc.......................................        52,000         464,750
  *P&F Industries, Inc. Class A........................           600           4,706
  *P-Com, Inc..........................................        26,000          96,281
  *PAM Transportation Services, Inc....................        37,250         261,914
  *PC Quote, Inc.......................................        54,100         108,200
  *PC Service Source, Inc..............................        43,400         179,025
  *#PHP Healthcare Corp................................       121,390          91,043

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *PICO Holdings, Inc..................................        81,059  $      263,442
  *PJ America, Inc.....................................        13,000         254,313
  *PLM International, Inc..............................        43,100         253,213
  *PMR Corp............................................        63,400         465,594
  *PPT Vision, Inc.....................................        46,200         248,325
  PS Group Holdings, Inc...............................         2,000          22,250
  *PSC, Inc............................................        59,300         650,447
  *PSW Technologies, Inc...............................        88,200         259,088
  *Pacific Aerospace and Electronics, Inc..............        54,600         168,919
  *Pacific Pharmaceuticals, Inc........................        28,200           6,909
  *Palatin Technologies, Inc...........................           875           3,199
  *Pameco Corp.........................................        40,700         562,169
  *Pamida Holdings Corp................................        52,000         195,000
  Pamrapo Bancorp, Inc.................................        14,200         351,450
  Panaco, Inc..........................................        23,500          28,641
  Pancho's Mexican Buffet, Inc.........................        47,600          43,881
  *Par Technology Corp.................................        81,800         547,038
  *Paracelsus Healthcare Corp..........................        25,800          54,825
  *Paragon Trade Brands, Inc...........................        42,400         119,250
  *Parallel Petroleum Corp.............................        81,800         135,481
  *Paris Corp..........................................           200             425
  Park Electrochemical Corp............................        11,400         218,738
  *#Parkervision, Inc..................................        49,400       1,185,600
  *Park-Ohio Holdings Corp.............................       141,225       2,325,799
  Parkvale Financial Corp..............................        69,195       1,530,939
  *Parlex Corp.........................................        38,850         369,075
  *Parlux Fragrances, Inc..............................       108,200         142,013
  Patina Oil & Gas Corp................................        75,489         217,031
  Patrick Industries, Inc..............................        46,050         693,628
  *Patterson Energy, Inc...............................        35,800         166,694
  *Paul Harris Stores, Inc.............................        88,075       1,205,527
  *Paula Financial, Inc................................         6,300          60,638
  *Paul-Son Gaming Corp................................        32,500         250,859
  *Payless Cashways, Inc...............................         2,121           3,215
  *#Peapod, Inc........................................        30,100         258,672
  *Pediatric Services of America, Inc..................        51,200         203,200
  *Peerless Group, Inc.................................         5,300          40,413
  Peerless Manufacturing Co............................         9,250         104,063
  *Pegasus Communications Corp. Class A................         2,900          47,850
  Penford Corp.........................................        36,700         551,647
  Penn Engineering & Manufacturing Corp. Class A.......        33,600         718,200
  Penn Engineering & Manufacturing Corp. Non-voting....       100,800       2,305,800
  *Penn National Gaming, Inc...........................        85,000         709,219
  *#Penn Traffic Co....................................        92,200         207,450
  *Penn Treaty American Corp...........................        44,900       1,268,425
  Penn Virginia Corp...................................        74,200       1,609,213
  Penn-America Group, Inc..............................        75,000         815,625
  Pennfed Financial Services, Inc......................        42,200         582,888
  Pennsylvania Enterprises, Inc........................         9,800         241,938
  Penobscot Shoe Co....................................        32,000         250,000
  *Pentacon, Inc.......................................        30,000         129,375
  *Penwest Pharmaceuticals Company.....................        48,150         407,770
  Peoples Bancorp, Inc.................................           300           6,113
  Peoples Bancshares, Inc. Massachusetts...............        28,245         567,548
  *Peoples Telephone Co., Inc..........................       128,300         569,331
  *Perceptron, Inc.....................................        43,850         334,356
  *Performance Food Group Co...........................       107,150       2,608,433
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Performance Technologies, Inc.......................        37,650  $      468,272
  *Perini Corp.........................................        40,100         228,069
  *Periphonics Corp....................................       124,900       1,381,706
  *Petco Animal Supplies, Inc..........................        29,700         296,072
  *Petrocorp, Inc......................................        37,000         286,750
  *Petroglyph Energy, Inc..............................         5,000          22,813
  *Petroleum Development Corp..........................       126,300         436,130
  Petroleum Heat & Power Co., Inc. Class A.............       167,000         174,828
  *Pharmaceutical Marketing Services, Inc..............       117,600       1,212,750
  *Pharmaceutical Resources, Inc.......................        97,755         329,923
  *Pharmacopeia, Inc...................................        83,600         721,050
  *Pharmacyclics.......................................        15,900         280,238
  *Pharmchem Laboratories, Inc.........................        47,800         159,831
  *Phar-Mor, Inc.......................................        62,400         487,500
  *Pharmos Corp........................................        88,000         159,500
  *#Philadelphia Consolidated Holding Corp.............        55,000       1,151,563
  *Phillips (R.H.), Inc................................        16,800          51,450
  *Phoenix Gold International, Inc.....................        13,500          24,891
  *Phoenix International, Ltd..........................        35,350         565,600
  *Phoenix Technologies, Ltd...........................        84,730         595,758
  *Photo Control Corp..................................         1,000           1,438
  *Photon Dynamics, Inc................................        62,500         283,203
  *Photran Corp........................................         3,300           6,703
  *Phymatrix Corp......................................        35,300          90,456
  *Physician Computer Network, Inc.....................        15,200             950
  Piccadilly Cafeterias, Inc...........................        61,500         657,281
  #Piedmont Bancorp, Inc...............................           250           2,313
  *Piercing Pagoda, Inc................................        70,200       1,035,450
  *Pilgrim America Capital Corp........................        63,000       1,397,813
  *Pinkertons, Inc.....................................        59,350       1,187,000
  Pinnacle Bancshares, Inc.............................           400           4,775
  *Pinnacle Systems, Inc...............................        66,400       2,228,550
  Pioneer Standard Electronics, Inc....................       135,000       1,451,250
  Pitt-Des Moines, Inc.................................        72,900       1,776,938
  Pittston Co. Burlington Group........................       128,000       1,112,000
  Pittston Co. Minerals Group..........................        72,200         198,550
  *Plains Resources, Inc...............................        25,700         456,175
  *Planar Systems, Inc.................................        86,100         710,325
  *Plasma-Therm, Inc...................................       103,600         401,450
  *Platinum Software Corp..............................        71,900         768,431
  *Play By Play Toys and Novelties, Inc................        32,800         240,875
  *Playcore, Inc.......................................        41,357         206,785
  *Players International, Inc..........................       225,200       1,330,088
  *Plexus Corp.........................................        23,300         698,272
  *Pluma, Inc..........................................        64,000          84,000
  *Plymouth Rubber, Inc. Class A.......................           100             650
  *Plymouth Rubber, Inc. Class B
    Non-Voting.........................................             5              32
  *Polk Audio, Inc.....................................         5,000          68,750
  *Polycom, Inc........................................        92,800       1,653,000
  *Polymedica Industries, Inc..........................        44,150         469,094
  *Pomeroy Computer Resource, Inc......................       101,242       1,971,055
  *Pool Energy Services Co.............................        22,500         252,422
  Pope & Talbot, Inc...................................        94,900         937,138
  *Porta Systems Corp..................................        38,830          60,672
  *#Possis Medical, Inc................................        98,900         853,013
  *Powell Industries, Inc..............................        46,100         463,881
  *Powercerv Corp......................................       115,700         285,634
  *Powerhouse Technologies, Inc........................        88,500       1,034,344

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
                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Power-One, Inc......................................         5,000  $       29,531
  *Powerwave Technologies, Inc.........................        22,300         315,684
  *Praegitzer Industries, Inc..........................        87,100         702,244
  *Precision Response, Corp............................       102,400         860,800
  *Precision Standard, Inc.............................           250           1,156
  *#Premier Laser Systems, Inc. Class A................        47,300         133,031
  Premier National Bancorp.............................        91,543       1,659,217
  *Premiumwear, Inc....................................        10,145          75,453
  *Price Communications Corp...........................       278,344       2,766,044
  *Prima Energy Corp...................................        26,700         365,456
  Prime Bancorp, Inc...................................        42,084         789,075
  *Prime Medical Services, Inc.........................       106,700         823,591
  Primesource Corp.....................................        24,843         170,796
  *Primix Solutions, Inc...............................         7,600          17,813
  *Primus Telecommunications Group, Inc................       111,986       1,427,822
  *Printrak International, Inc.........................       100,400         803,200
  *Printronix, Inc.....................................        67,050         896,794
  *Printware, Inc......................................         6,800          19,975
  *Prism Solutions, Inc................................        60,400         119,856
  *Procom Technology, Inc..............................        61,100         670,191
  *Procyte Corp........................................        31,500          16,242
  Professional Bancorp, Inc............................        10,720         179,560
  *Programmers Paradise, Inc...........................        24,100         261,334
  Progress Financial Corp..............................        19,369         279,035
  *Progress Software Corp..............................        49,100       1,238,241
  *Project Software & Development, Inc.................       109,700       3,297,856
  *ProMedCo Management Company.........................       158,900         834,225
  *Protocol Systems, Inc...............................        72,600         551,306
  Provena Foods, Inc...................................           200             563
  Providence & Worcester Railroad Co...................         5,000          65,000
  Providence Energy Corp...............................        61,950       1,304,822
  *Provident American Corp.............................        83,600         862,125
  *Provident Financial Holdings, Inc...................        13,700         226,050
  *Proxim, Inc.........................................        54,100       1,230,775
  *Proxymed, Inc.......................................       107,900       1,065,513
  Psychemedics Corp....................................       111,994         559,970
  Pulaski Furniture Corp...............................        15,400         309,925
  *Pulsepoint Communications Corp......................        11,075          32,360
  *Puma Technology, Inc................................        57,900         200,841
  *Pure World, Inc.....................................        66,300         617,419
  *Pyramid Breweries, Inc..............................        35,500          51,031
  *QC Optics, Inc......................................         6,400          10,000
  *QEP Co., Inc........................................         5,400          39,488
  *QMS, Inc............................................        73,500         303,188
  *QRS Corp............................................         4,400         183,975
  *Qad, Inc............................................         8,500          37,852
  *Quad Systems Corp...................................        35,700          94,270
  *QuadraMed Corp......................................        13,125         314,180
  Quaker Chemical Corp.................................        41,500         713,281
  *Quaker City Bancorp, Inc............................        22,656         383,736
  *Quaker Fabric Corp..................................       108,450         772,706
  *Quality Dining, Inc.................................       100,100         247,122
  *Quality Semiconductor, Inc..........................        52,200         163,125
  *Quality Systems, Inc................................        44,900         210,469
  *Quest Educational Corporation.......................        26,600         272,650
  *Quickturn Design Systems, Inc.......................       116,450       1,299,145
  *Quidel Corp.........................................       191,000         387,969
  *Quigley Corp........................................        14,800         101,981
  *Quiksilver, Inc.....................................        76,800       1,862,400
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Quintel Entertainment, Inc..........................        69,100  $      111,208
  *Quipp, Inc..........................................        13,800         240,638
  Quixote Corp.........................................        67,600         891,475
  *R & B, Inc..........................................        68,600         604,538
  *RCM Technologies, Inc...............................        33,600         606,900
  *RDO Equipment Co. Class A...........................        46,000         425,500
  *RF Monolithics, Inc.................................        29,000         310,844
  *RMH Teleservices, Inc...............................        14,100          22,031
  *RTW, Inc............................................        48,800         225,700
  *Racing Champions Corp...............................         7,000         102,375
  *Radiant Systems, Inc................................        27,900         197,044
  *Rag Shops, Inc......................................        33,000          90,750
  *Ragan (Brad), Inc...................................        40,900       1,595,100
  *Ragen Mackenzie Group, Inc..........................         1,250          15,859
  *Railamerica, Inc....................................        57,200         412,913
  *Railtex, Inc........................................        46,000         554,875
  *Rainbow Technologies, Inc...........................        74,850       1,174,209
  *Rainforest Cafe, Inc................................        27,300         190,247
  Ramapo Financial Corp................................        39,800         276,113
  *Ramsay Health Care, Inc.............................        74,866         159,090
  *Ramtron International Corp..........................       294,850         257,994
  Range Resources Corp.................................         9,000          37,688
  *Rare Hospitality International, Inc.................        68,424         851,024
  Raritan Bancorp, Inc. DE.............................         1,125          39,094
  Raven Industries, Inc................................        99,150       1,710,338
  *Rawlings Sporting Goods, Inc........................        69,200         791,475
  *Raytech Corp. DE....................................        27,795          85,122
  *Raytel Med Corp.....................................         9,900          48,881
  *Reading Entertainment, Inc..........................        17,300         154,619
  *Recoton Corp........................................        91,916       1,723,425
  *Recovery Engineering, Inc...........................        20,500         139,656
  *#Recycling Industries, Inc..........................        74,400          98,813
  *Red Brick Systems, Inc..............................        29,000          90,172
  *Redhook Ale Brewery, Inc............................        45,200         197,750
  Redwood Empire Bancorp...............................        12,300         215,250
  *Reeds Jewelers, Inc.................................        22,990         103,455
  *Refac Technology Development Corp...................        45,597         341,978
  *Regeneron Pharmaceuticals, Inc......................       243,300       1,992,019
  *Rehabcare Group, Inc................................        31,700         567,628
  *Rehabilicare, Inc...................................        33,000          99,000
  *Reliability, Inc....................................       120,000         671,250
  Reliv International, Inc.............................        52,260         160,046
  *Relm Wireless Corp..................................        50,941          73,228
  *Remec, Inc..........................................        12,000         165,000
  *Remington Oil and Gas Corp. Class B.................       129,100         508,331
  *Renex Corp..........................................         3,400          19,763
  *#Reno Air, Inc......................................        86,600         623,791
  *Rentrak Corp........................................        59,300         164,002
  *#Rent-Way, Inc......................................        52,500       1,424,063
  *Repligen Corp.......................................        54,000          89,438
  *#Reptron Electronics, Inc...........................        42,800         189,925
  Republic Bancorp, Inc................................        58,315         971,309
  *Republic Bankshares, Inc............................        16,540         293,585
  *Republic First Bancorp, Inc.........................        18,880         193,520
  Republic Group, Inc..................................       112,904       1,940,538
  Republic Security Financial Corp.....................       170,135       1,908,702
  *#Res-Care, Inc......................................        96,000       2,334,000
  *Research Partners International, Inc................        17,400          43,500
  Research, Inc........................................        25,250          92,320
  *Resound Corp........................................       134,300         700,878

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
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Resource America, Inc................................        47,980  $      583,257
  *Response Oncology, Inc..............................        92,740         423,126
  *Restrac, Inc........................................        42,500         289,531
  *Rex Stores Corp.....................................        72,600         871,200
  *Rexhall Industries, Inc.............................        11,576          87,905
  *Rexx Environmental Corp.............................        21,600          48,600
  *Ribi Immunochem Research, Inc.......................       181,000         480,781
  *Ribozyme Pharmaceuticals............................        54,500         292,938
  Richardson Electronics, Ltd..........................        86,200         738,088
  *Richey Electronics, Inc.............................        46,600         474,738
  *Richton International Corp..........................         1,500          12,750
  *Riddell Sports, Inc.................................        39,182         137,137
  *Ride, Inc...........................................        46,700          49,619
  *Right Management Consultants, Inc...................        49,950         719,592
  *Right Start, Inc....................................        48,600          80,494
  *Rightchoice Managed Care, Inc. Class A..............        28,100         256,413
  *Rimage Corp.........................................        43,500         636,188
  Rival Co.............................................        38,700         412,397
  *Riverside Group, Inc................................         1,300           2,275
  Riverview Bancorp, Inc...............................        19,600         237,650
  *Riviera Holdings Corporation........................         6,200          32,163
  *Roadhouse Grill, Inc................................        26,000         127,156
  Roanoke Electric Steel Corp..........................        63,450         927,956
  *Roberds, Inc........................................        32,600          70,294
  *Robertson-Ceco Corp.................................        71,957         575,656
  Robinson Nugent, Inc.................................        42,100         161,822
  *Robocom Systems, Inc................................         1,100           1,341
  *#Robotic Vision Systems, Inc........................        50,745         229,938
  *Rochester Medical Corp..............................        43,600         568,163
  *Rock Bottom Restaurants, Inc........................        56,900         332,509
  *Rock of Ages Co.....................................         3,500          43,313
  *Rockford Industries, Inc............................        33,500         375,828
  *Rockshox, Inc.......................................       100,900         264,863
  *Rocky Mountain Chocolate Factory....................        25,000         133,594
  *Rocky Shoes & Boots, Inc............................        28,300         199,869
  *Rofin-Sinar Technologies, Inc.......................        62,500         623,047
  *Rogers Corp.........................................       122,100       3,311,963
  *Rogue Wave Software, Inc............................        36,200         311,094
  Rohn Industries, Inc.................................       432,200       1,208,809
  *#Ross Systems, Inc..................................       146,937         486,729
  *Rottlund, Inc.......................................        19,250          81,813
  Rouge Industries, Inc. Class A.......................        11,700          96,525
  Rowe Furniture Corp..................................       115,062       1,215,342
  *Royal Appliance Manufacturing Co....................       197,500         913,438
  Royal Bancshares of Pennsylvania Class A.............         1,616          26,967
  *Royal Energy, Inc...................................        17,400          66,338
  *Royal Gold, Inc.....................................       114,700         491,059
  *Royal Precision, Inc................................         5,600          19,250
  *Rural Cellular Corp. Class A........................        54,800         582,250
  *Rural/Metro Corp....................................        21,600         218,700
  *Rush Enterprises, Inc...............................        20,700         198,591
  *S&K Famous Brands, Inc..............................        32,200         313,950
  *S3, Inc.............................................       132,500         703,906
  *SBE, Inc............................................        13,700         116,450
  *SBM Industries, Inc.................................           500           1,563
  *SBS Technologies, Inc...............................        33,800         593,613
  *SCP Pool Corp.......................................           400           6,100
  *SDL, Inc............................................        50,900       1,135,706
  *SED International Holdings, Inc.....................        48,100         225,469
  SEMCO Energy, Inc....................................        65,020       1,052,511
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *SEMX Corp...........................................        49,100  $      128,888
  *SGV Bancorp, Inc....................................         2,300          30,188
  SI Handling, Inc.....................................        41,625         541,125
  SIS Bancorp, Inc.....................................        24,600       1,140,056
  SJNB Financial Corp..................................         9,100         259,350
  SJW Corp.............................................        16,600       1,016,750
  SL Industries, Inc...................................        96,685       1,184,391
  *SM&A Corp...........................................        36,000         441,000
  *SMC Corp............................................        52,200         228,375
  *SOS Staffing Services, Inc..........................        54,500         410,453
  *SPSS, Inc...........................................        45,100         845,625
  *SRS Labs, Inc.......................................        46,500         143,859
  *SSE Telecom, Inc....................................        31,600          65,175
  *STB Systems, Inc....................................        93,150         548,712
  *STM Wireless, Inc. Class A..........................        40,600         222,031
  *STV Group, Inc......................................        35,000         182,656
  *SYNC Research, Inc..................................       148,800         144,150
  *#Sabratek Corp......................................        10,500         176,859
  *Safeguard Health Enterprises, Inc...................        84,600         423,000
  *Safety 1st, Inc.....................................        62,400         327,600
  *Safety Components International, Inc................        41,100         542,006
  *Saga Communications, Inc. Class A...................        86,071       1,635,349
  Salient 3 Communications, Inc. Class A...............        45,000         471,094
  *Salton/Maxim Housewares, Inc........................        73,100       1,375,194
  *San Filippo (John B.) & Son, Inc....................        67,400         254,856
  Sanderson Farms, Inc.................................        60,200         959,438
  *Sandisk Corp........................................       192,000       2,262,000
  Sandwich Bancorp, Inc................................        15,400         945,175
  *Santa Cruz Operation, Inc...........................       174,400         790,250
  *Satcon Technology Corp..............................        53,700         370,866
  *Saucony, Inc. Class A...............................        56,700         359,691
  *Saucony, Inc. Class B...............................        63,800         414,700
  *Savoir Technology Group, Inc........................        79,000         666,563
  *Scan-Optics, Inc....................................        56,200         194,944
  *ScanSource, Inc.....................................        26,300         493,125
  Schawk, Inc. Class A.................................         5,800          83,375
  *Scheid Vineyards, Inc...............................         9,900          46,406
  *Scherer Healthcare, Inc.............................           200             875
  *#Schick Technologies, Inc...........................        10,000         149,688
  *Schieb (Earl), Inc..................................        74,400         390,600
  *Schlotzskys, Inc....................................        37,700         386,425
  *Schmitt Industries, Inc.............................        32,100         112,350
  Schnitzer Steel Industries, Inc. Class A.............        15,500         285,781
  *Schuff Steel Company................................        37,000         238,188
  *Schuler Homes, Inc..................................       157,200       1,095,488
  Schultz Sav-O Stores, Inc............................        60,000         967,500
  *#Sciclone Pharmaceuticals, Inc......................       133,000         168,328
  *Scientific Games Holdings Corp......................        15,000         285,000
  Scientific Technologies, Inc.........................        25,700         147,775
  *Scios-Nova, Inc.....................................       145,700       1,097,303
  Scope Industries, Inc................................        18,650       1,212,250
  Scotsman Industries, Inc.............................         1,000          20,563
  *Scott Technologies, Inc. Class A....................        76,000       1,170,875
  Scott's Liquid Gold, Inc.............................        84,000         126,000
  *Seachange International, Inc........................       129,500         971,250
  Seacoast Banking Corp. Class A.......................        22,100         625,706
  *Seattle Filmworks, Inc..............................       173,375         547,215
  Seaway Food Town, Inc................................        24,000         364,500
  *Secom General Corp..................................         5,000           1,875

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Second Bancorp, Inc..................................           600  $       14,719
  *Secure Computing Corp...............................        70,700       1,305,741
  *Security Capital Corp...............................             5              15
  *Security First Technologies Corp....................        13,700         248,741
  *Segue Software, Inc.................................        41,000         903,281
  *Seibels Bruce Group, Inc............................         7,100          29,509
  Selas Corp. of America...............................        44,700         363,188
  *#Selfcare, Inc......................................        58,500         149,906
  *Semitool, Inc.......................................        86,000         585,875
  *Semtech Corp........................................        95,400       2,814,300
  *Seneca Foods Corp. Class A..........................           200           2,463
  *Seneca Foods Corp. Class B..........................         6,800          83,300
  *Sequus Pharmaceuticals, Inc.........................       180,800       3,576,450
  *Sergagen Inc. (Escrow Shares).......................        51,600               0
  *Servico, Inc........................................       180,000       1,170,000
  *Servotronics, Inc...................................        24,804         181,379
  Sevenson Environmental Services, Inc.................        13,280         106,240
  *#Shaman Pharmaceuticals.............................       158,200         420,219
  *#Sharper Image Corp.................................        67,300       1,419,609
  *Shaw Group, Inc.....................................        54,250         481,469
  *Sheffield Medical Technologies, Inc.................        72,700         109,050
  Shelby Williams Industries, Inc......................        74,600         876,550
  *#Sheldahl, Inc......................................        84,650         544,934
  *Shells Seafood Restaurants, Inc.....................         2,800          13,125
  *Sheridan Healthcare, Inc............................        46,000         370,875
  *Shiloh Industries, Inc..............................       111,500       1,623,719
  *Shiva Corp..........................................        28,800         168,300
  *Shoe Carnival, Inc..................................        86,000         841,188
  *Sholodge, Inc.......................................        52,300         369,369
  *Shoney's, Inc.......................................       419,000         707,063
  Shoreline Financial Corp.............................        12,537         326,746
  *Showscan Entertainment, Inc.........................        44,350          10,201
  *Shuffle Master, Inc.................................        58,100         403,069
  Sierrawest Bancorp...................................        21,835         564,981
  Sifco Industries, Inc................................        46,275         659,419
  *Sight Resource Corp.................................        46,500          95,180
  *#Sigma Designs, Inc.................................        61,400         188,997
  *Sigmatron International, Inc........................        13,000          44,688
  *#Signal Apparel Co., Inc. Class A...................        73,600         124,200
  Signal Corporation...................................        30,040       1,025,115
  *Signal Technology Corp..............................        62,000         189,875
  *#Silicon Gaming, Inc................................        33,800          66,544
  *Silicon Storage Technology, Inc.....................        99,500         233,203
  *Silverleaf Resorts, Inc.............................        63,500         722,313
  *Simione Central Holdings, Inc.......................        67,900         140,044
  Simmons First National Corp. Class A.................        13,650         554,531
  *Simon Transportation Services, Inc..................        33,000         209,344
  Simpson Industries, Inc..............................       143,400       1,501,219
  *Simula, Inc.........................................        77,250         555,234
  *Sirena Apparel Group, Inc...........................        25,100         156,875
  *Sitel Corp..........................................       545,000       1,362,500
  *Sizzler International, Inc..........................       218,400         641,550
  Skaneateles Bancorp, Inc.............................        25,200         348,075
  *SkyMall, Inc........................................        13,000          60,531
  Skywest, Inc.........................................        43,900       1,189,416
  *#Smartalk Teleservices, Inc.........................        29,000         146,359
  *Smartflex Systems, Inc..............................        32,200         231,438
  *Smithway Motor Express Corp. Class A................        15,000         134,063
  *Sodak Gaming, Inc...................................       100,100         816,441
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Softech, Inc........................................        39,100  $      155,178
  *#Softnet Systems, Inc...............................        38,136         624,477
  *#Software Spectrum, Inc.............................        36,100         634,006
  Somerset Group, Inc..................................           312           5,753
  Sonesta International Hotels Corp. Class A...........           200           2,863
  *Sonic Solutions.....................................        42,250         176,922
  *#Sonus Pharmaceuticals, Inc.........................        99,100         749,444
  *Sound Advice, Inc...................................        60,425         135,956
  *#Source Media, Inc..................................        26,700         439,716
  *Southern Energy Homes, Inc..........................       127,125         873,984
  *#Southern Mineral Corp..............................        11,800          12,906
  *#Southern Pacific Funding Corp......................        48,000           2,640
  *Southwall Technologies, Inc.........................        74,600         352,019
  Southwest Bancorp, Inc...............................        12,000         336,750
  Southwest National Corp..............................         6,000         423,750
  Southwest Securities Group, Inc......................        97,335       1,916,283
  Southwest Water Co...................................        21,331         317,299
  Southwestern Energy Co...............................        12,000          90,000
  *Spacehab, Inc.......................................        30,800         267,575
  *Spacelabs Medical, Inc..............................        42,000         740,250
  *Spacetec IMC Corp...................................        34,200          80,691
  *Spaghetti Warehouse, Inc............................        51,900         379,519
  Span-American Medical System, Inc....................        40,500         217,688
  Spartan Motors, Inc..................................       119,300         749,353
  *Sparton Corp........................................        69,200         397,900
  *Spatial Technology, Inc.............................         5,800          18,125
  *Special Devices, Inc................................        34,300       1,128,684
  *#SpectraLink Corp...................................        51,800         169,969
  *Spectran Corp.......................................        52,000         286,000
  *Spectranetics Corp..................................       133,302         274,935
  *Spectrian Corp......................................        54,600         720,038
  *Spectrum Control, Inc...............................        84,400         356,063
  *#SpectRx, Inc.......................................        14,100          95,175
  *Speedfam International, Inc.........................         1,500          22,641
  *Speizman Industries, Inc............................        28,900         162,563
  *Spice Entertainment Companies, Inc..................        71,600         372,544
  *Spire Corp..........................................        56,200         182,650
  *Sport Chalet, Inc...................................        55,000         378,125
  *Sport Supply Group, Inc.............................        42,000         294,000
  *Sport-Haley, Inc....................................        22,800         236,550
  *Sports Club Co., Inc................................       136,700         666,413
  *Sportsman's Guide, Inc..............................        34,000         210,375
  *Spyglass, Inc.......................................        27,900         653,034
  St. Francis Capital Corp.............................        24,400       1,025,563
  St. Joseph Light & Power Co..........................        55,000         979,688
  St. Mary Land & Exploration Co.......................        14,000         265,563
  *Staar Surgical Co...................................        87,675         772,636
  *#Stac, Inc..........................................        41,400         209,588
  *Stacey's Buffet, Inc................................        13,900             279
  *Stage II Apparel Corp...............................        14,600          16,425
  Standard Commercial Corp.............................        89,908         730,503
  *Standard Management Corp............................        30,715         203,487
  *Standard Microsystems Corp..........................        87,700         646,788
  Standard Motor Products, Inc. Class A................        10,600         241,813
  *Stanford Telecommunications, Inc....................       108,100       1,209,369
  *Stanley Furniture, Inc..............................        62,400       1,056,900
  *Star Multi Care Services, Inc.......................        37,229          55,844
  *Starcraft Corp......................................        16,500          40,219
  *Starmet Corp........................................       126,100       1,119,138
  Starrett (L.S.) Co. Class A..........................        14,100         431,813

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Startec Global Communications Corp..................         5,000  $       53,125
  *Starter Corp........................................       109,300         177,613
  State Financial Services Corp. Class A...............        16,280         307,285
  *Steel of West Virginia, Inc.........................        50,700         535,519
  Steel Technologies, Inc..............................        91,800         760,219
  *Steinway Musical Instruments, Inc...................        13,500         313,031
  Stepan Co............................................        26,700         745,931
  Stephan Co...........................................        24,700         293,313
  *Stericycle, Inc.....................................        24,700         439,197
  *Sterigenics Intl, Inc...............................        11,600         299,425
  Sterling Bancorp.....................................       150,400       3,186,600
  Sterling Bancshares..................................        92,062       1,449,977
  *Sterling Financial Corp. WA.........................        38,050         684,900
  *#Sterling Vision, Inc...............................        67,900         206,883
  Stifel Financial Corp................................        31,088         338,082
  *Stimsonite Corp.....................................        58,400         448,950
  *#Storage Computer Corp..............................        73,792         341,288
  *#Stormedia, Inc. Class A............................        40,500              41
  *#Stratasys, Inc.....................................        31,700         197,134
  *Strategia Corp......................................         4,700           4,994
  *Strategic Diagnostics, Inc..........................        48,000         108,000
  *Strategic Distribution, Inc.........................       293,548         834,777
  *Strattec Security Corp..............................        24,100         680,825
  *Stratus Properties, Inc.............................        65,400         212,550
  Strawbridge and Clothier Liquidating Trust...........         5,200           3,166
  *Strouds, Inc........................................        72,800         143,325
  *Suburban Lodges of America, Inc.....................        56,000         455,000
  *Success Bancshares, Inc.............................         2,100          25,988
  *Successories, Inc...................................        32,900          69,913
  Suffolk Bancorp......................................        20,700         587,363
  *Sugen, Inc..........................................        74,800       1,075,250
  *Sulcus Computer Corp................................        81,500         183,375
  *Summa Industries, Inc...............................           200           2,063
  Summit Bancshares, Inc...............................        23,000         448,500
  *Summit Design, Inc..................................       115,800         998,775
  *Summitt Medical Systems, Inc........................        89,300         103,253
  Sun Hydraulics, Inc..................................        12,600         131,513
  *Sun Television and Appliances, Inc..................       147,300           2,578
  *Sunair Electronics, Inc.............................        33,900          65,681
  *Sundance Homes, Inc.................................        50,000          81,250
  *Sunquest Information Systems, Inc...................        47,900         544,863
  *Sunrise Resources, Inc..............................        39,100         141,738
  *Superconductor Technologies, Inc....................        41,750         172,219
  *#Supergen, Inc......................................        12,400          82,538
  *Superior Energy Services, Inc.......................        90,000         278,438
  *Superior National Insurance Group, Inc..............        39,400         699,350
  #Superior Surgical Manufacturing Co., Inc............        90,100       1,238,875
  *Supertex, Inc.......................................       177,300       1,845,028
  *Suprema Specialties, Inc............................        37,300         179,506
  *Supreme Industries, Inc.............................        74,710         719,084
  *Supreme International Corp..........................        34,200         369,788
  *Surety Capital Corp.................................        24,350          57,831
  *#Surgical Laser Technologies, Inc...................        54,500          22,992
  *Swift Energy Corp...................................        67,000         623,938
  *Swisher International, Inc..........................         8,500           6,375
  *Swiss Army Brands, Inc..............................        65,500         659,094
  *Sybron Chemicals, Inc...............................        34,300         540,225
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Sylvan, Inc.........................................        63,500  $      827,484
  *Symix Systems, Inc..................................        54,600       1,103,944
  *Symmetricom, Inc....................................       136,600         849,481
  *Symons International Group, Inc.....................        93,900         892,050
  *Symphonix Devices, Inc..............................        19,500          76,172
  *Syms Corp...........................................        86,900         847,275
  Synalloy Corp. DE....................................        89,158         824,712
  *Synaptic Pharmaceutical Corp........................        65,700         932,119
  *Synbiotics Corp.....................................        49,400         111,150
  *Syncor International Corp. DE.......................        62,800       1,511,125
  *Syntellect, Inc.....................................       114,200         296,206
  *Synthetech, Inc.....................................        58,900         338,675
  *Synthetic Industries, Inc...........................        46,000         776,250
  *Sypris Solutions, Inc...............................        27,000         192,375
  *System Software Associates, Inc.....................        17,700         121,134
  *T-Netix, Inc........................................        75,200         432,400
  TB Woods Corp........................................         8,900         122,375
  *TBA Entertainment Corp..............................        70,000         339,063
  *TBC Corp............................................       201,700       1,386,688
  TCBY Enterprises, Inc................................        97,400         754,850
  *TCC Industries, Inc.................................        23,800          78,838
  *TCI International, Inc..............................        32,060          76,143
  *TCSI Corp...........................................       189,900         436,177
  *TEAM America Corp...................................        10,300          62,444
  *TESSCO Technologies, Inc............................        43,200         966,600
  TF Financial Corp....................................         9,500         185,844
  *TFC Enterprises, Inc................................       101,000         220,938
  *TII Industries, Inc.................................        36,520          83,311
  *TII Industries, Inc. Class B........................        13,440          30,660
  *TMBR/Sharp Drilling, Inc............................        40,500         159,469
  *TRC Companies, Inc..................................        60,400         286,900
  *TRM Copy Centers Corp...............................        61,000         564,250
  *#TRO Learning, Inc..................................        33,000         287,719
  TSI, Inc. MN.........................................        93,200         739,775
  *TSR, Inc............................................       106,400         837,900
  *TST/Impreso, Inc....................................        23,800          73,259
  Tab Products Co. DE..................................        41,750         297,469
  *Taco Cabana, Inc....................................       134,700         930,272
  *Tandy Brand Accessories, Inc........................        55,977         846,652
  *Tandy Crafts, Inc...................................       138,200         535,525
  *Targeted Genetics Corp..............................       138,500         240,211
  Tasty Baking Co......................................        66,500       1,068,156
  *#Tatham Off-Shore, Inc..............................        12,900          16,528
  *Tava Technologies, Inc..............................         9,200          52,469
  Team, Inc............................................        45,000         157,500
  Tech/Ops Sevcon, Inc.................................        61,400         897,975
  *Techdyne, Inc.......................................        13,700          39,388
  Teche Holding Co.....................................         1,100          16,500
  *Techforce Corp......................................        31,700         226,853
  *Technical Chemicals & Products, Inc.................        85,900         182,538
  *Technical Communications Corp.......................         7,300          31,025
  Technology Research Corp.............................        40,100          48,872
  *Tech-Sym Corp.......................................        67,300       1,686,706
  *Tegal Corp..........................................        53,900         165,911
  *Tei, Inc............................................        19,800          32,175
  *Telco Systems, Inc..................................        92,800       1,125,200
  *Telcom Semiconductor, Inc...........................       108,200         402,369
  *Telegroup, Inc......................................       111,500         261,328
  *Teltrend, Inc.......................................        27,900         552,769
  *Temtex Industries, Inc..............................        34,100         110,292
  *Tera Computer Co....................................        29,400         241,631
  *Tesseract Group, Inc................................        50,500         168,859

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Tetra Technologies, Inc.............................        92,100  $    1,162,763
  *Texas Biotechnology Corp............................       145,100         553,194
  *Texas Micro, Inc....................................        75,900         268,022
  *Thackeray Corp......................................        74,700         252,113
  *Theratech, Inc. UT..................................       158,000       2,172,500
  *Thermatrix, Inc.....................................        13,300          47,381
  *Thermo Bioanalysis Corp.............................        31,900         336,944
  *Thermo Fibergen, Inc................................        16,500         139,219
  *Thermo Power Corp...................................       105,100         932,763
  *Thermo Sentron, Inc.................................        72,400         678,750
  *Thermo Terratech, Inc...............................        78,200         351,900
  *Thermo Voltek Corp..................................       120,450         813,038
  *Thermolase Corp.....................................        14,100          72,263
  Thermoretec Corporation..............................        77,800         209,088
  *#Thermospectra Corp.................................        24,500         275,625
  *Thermwood Corp......................................           920           6,843
  *Thomas Group, Inc...................................        50,800         504,825
  Thomaston Mills, Inc.................................        12,000          38,250
  *Thoratec Laboratories Corp..........................        37,500         222,656
  *Thorn Apple Valley, Inc.............................        49,900         163,734
  *Three-Five Systems, Inc.............................        44,200         442,000
  *Thrustmaster, Inc...................................        20,500          74,313
  Timberline Software Corp.............................        46,941         582,366
  *Tipperary Corp......................................        56,500         105,938
  *#Titan Corp.........................................       192,903       1,036,854
  Toastmaster, Inc.....................................        41,100         259,444
  *Today's Man, Inc....................................        63,600          90,431
  *Todd Shipyards Corp.................................        43,600         218,000
  Todd-AO Corp. Class A................................        12,100         102,094
  *Toddhunter International, Inc.......................        48,000         369,000
  *Tokheim Corp........................................       108,800         938,400
  *Tollgrade Communications, Inc.......................        39,300         663,188
  Tompkins County Trustco, Inc.........................           330          10,725
  *Topps, Inc..........................................       273,600       1,427,850
  *Tops Appliance City, Inc............................        32,000         143,000
  *Toreador Royalty Corp...............................        41,700         144,647
  *Torotel, Inc........................................        24,235          48,470
  *Total Entertainment Restaurant Corp.................         3,000           8,906
  *Total-Telephone USA Communications, Inc.............        20,400         306,000
  *Tower Air, Inc......................................       129,000         320,484
  *Track 'n Trail, Inc.................................         2,400           6,150
  *Tractor Supply Co...................................        68,500       1,768,156
  *Trak Auto Corp......................................        92,000         741,750
  *Transact Technologies, Inc..........................        40,199         213,557
  *Transaction Network Services, Inc...................       107,800       2,614,150
  *Transcend Services, Inc.............................        56,600         141,500
  *Transcoastal Marine Services, Inc...................        47,000         182,125
  *#Transcrypt International, Inc......................         9,000          21,375
  *Transfinancial Holdings, Inc........................        27,800         137,263
  *Transition Analysis Component Technology............         2,538          22,208
  *Transition Systems, Inc.............................       129,700       1,288,894
  *Transmation, Inc....................................        17,700          69,141
  *Transmedia Network, Inc.............................        58,150         207,159
  Transport Industries, Inc............................         1,000           9,375
  #Transport Lux Corp..................................        14,245         128,205
  Transpro, Inc........................................        18,900         114,581
  Transtechnology Corp.................................        99,100       2,266,913
  *Transtexas Gas Corp.................................        81,000         172,125
  *Transwitch Corp.....................................       114,000       3,181,313
  *Transworld Healthcare, Inc..........................        89,400         388,331
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Travel Ports of America, Inc........................        30,390  $       92,120
  *Travis Boats & Motors, Inc..........................         8,600         166,088
  *Treadco, Inc........................................        43,900         271,631
  *TreeSource Industries, Inc..........................        52,840          33,025
  *Trega Biosciences, Inc..............................        63,700         149,297
  *Trend-Lines, Inc. Class A...........................        50,650         148,784
  *Triad Guaranty, Inc.................................        35,700         785,400
  *Triathlon Broadcasting Co. Class A..................         1,200          13,425
  Trico Bancshares.....................................        16,950         296,625
  *Trico Marine Services, Inc..........................        42,700         237,519
  *Trident International, Inc..........................        28,600         284,213
  *#Trident Microsystems, Inc..........................        98,400         475,088
  *#Trident Rowan Group, Inc...........................         7,000          32,156
  *Tridex Corp.........................................        44,300         161,972
  Trigen Energy Corp...................................       102,000       1,453,500
  *Trimark Holdings, Inc...............................         7,100          17,528
  *Trimedyne, Inc......................................        48,800          59,475
  *Trimeris, Inc.......................................         5,400          37,125
  *Trinitec Systems, Inc. Class A......................        43,900         400,588
  Trion, Inc...........................................        67,550         196,317
  *Triple S Plastics, Inc..............................         7,800          41,681
  *Tripos, Inc.........................................        17,700         146,025
  *Triquint Semiconductor, Inc.........................        52,200       1,001,588
  *Trism, Inc..........................................        37,100          51,013
  *#Tristar Corp.......................................         3,300          21,450
  *Trump Hotels & Casino Resorts, Inc..................       184,400         933,525
  *Tultex Corp.........................................       129,400         137,488
  *Turner Corp.........................................        65,850       1,115,334
  Tuscarora, Inc.......................................        43,050         554,269
  Twin Disc, Inc.......................................        41,200         896,100
  Tyler Corp...........................................        21,450         143,447
  U.S. Bancorp, Inc....................................        26,175         521,046
  *U.S. Bioscience, Inc................................        88,000         665,500
  *U.S. Diagnostic, Inc................................       142,800         142,800
  *U.S. Home & Garden, Inc.............................        14,100          73,144
  *U.S. Vision, Inc....................................            14             125
  *UFP Technologies, Inc...............................         6,700          22,298
  *URS Corp............................................        51,984       1,055,925
  *US Can Corp.........................................       112,300       1,972,269
  *US Xpress Enterprises, Inc. Class A.................        18,400         284,050
  *USA Detergents, Inc.................................        66,000         612,563
  *USA Floral Products, Inc............................         3,200          37,400
  *USA Truck, Inc......................................         5,600          66,500
  *#USANA, Inc.........................................         5,200          61,588
  *USCI, Inc...........................................        64,500           7,055
  *USData Corp.........................................        44,100         146,081
  *UTI Energy Corp.....................................        74,500         623,938
  *Ubics, Inc..........................................        50,500         246,188
  *#Ugly Duckling Corp.................................        40,000         226,250
  *Ultimate Electronics, Inc...........................        69,200         393,575
  *Ultradata Corp......................................        21,800          89,244
  *Ultradata Systems, Inc..............................        13,600          40,800
  *Ultrafem, Inc.......................................        62,400           1,529
  *Ultrak, Inc.........................................        67,600         583,050
  *Ultralife Batteries, Inc............................        48,200         315,559
  *#Unapix Entertainment, Inc..........................        28,800          63,000
  Unico American Corp..................................       117,600       1,242,150
  *UniComp, Inc........................................        39,200         131,075
  Unifirst Corp........................................        16,900         371,800
  *Uniflex, Inc........................................        20,850         127,706
  *Unify Corp..........................................        37,900         249,903
  *Unigene Laboratories, Inc...........................       207,400         330,544

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Unilab Corp.........................................        29,900  $       54,194
  *Unimark Group, Inc..................................        64,300         188,881
  *Uni-Marts, Inc......................................        64,600         197,838
  *Unimed Pharmaceuticals, Inc.........................        39,100         146,625
  *Union Acceptance Corp. Class A......................        22,300         119,863
  *Unique Casual Restaurants, Inc......................        49,067         326,602
  *Unique Mobility, Inc................................        79,600         427,850
  *Uniroyal Technology Corp............................       130,900       1,317,181
  *Unit Corp...........................................       167,100         793,725
  *Unit Instruments, Inc...............................        35,680         309,970
  *United American Healthcare Corp.,...................        53,850          80,775
  *United Capital Corp.................................        50,754         932,605
  *#United Companies Financial Corp....................        21,000          85,313
  United Financial Corp. MN............................           700          15,925
  *United Foods, Inc. Class A..........................         1,496           4,208
  *United Foods, Inc. Class B..........................        13,166          39,498
  United Guardian, Inc.................................        41,020         210,228
  United Industrial Corp...............................       104,800       1,041,450
  United National Bancorp..............................        38,969         886,545
  *United Retail Group, Inc............................        67,900         666,269
  *United States Energy Corp...........................        62,870         178,787
  United States Lime & Minerals, Inc...................        14,300         108,144
  *Unitel Video, Inc...................................        23,200          71,050
  Unitil Corp..........................................        39,552       1,077,792
  Unitog Co............................................        11,850         254,775
  *Universal American Financial Corp...................         3,600           9,225
  *Universal Electronics, Inc..........................        32,400         352,350
  Universal Forest Products, Inc.......................       126,700       2,478,569
  *Universal International, Inc........................        16,000          41,500
  *Universal Seismic Association, Inc..................        17,800           1,335
  *Universal Stainless & Alloy Products, Inc...........        28,700         198,209
  *Universal Standard Medical Labs, Inc................        27,300          46,069
  *Uno Restaurant Corp.................................       231,491       1,519,160
  *Urban Outfitters, Inc...............................        46,000         648,313
  *Urocor, Inc.........................................        56,100         312,056
  *Urogen Corp. (Restricted)...........................        28,200          10,716
  *Urologix, Inc.......................................        82,000         349,781
  *Uromed Corp. New....................................        45,660          90,607
  *Uroquest Medical Corp...............................        52,400          68,775
  *Utah Medical, Inc...................................        37,900         265,300
  *Utilx Corp..........................................       144,800         271,500
  *#V-ONE Corp.........................................       133,000         407,313
  *VDI Media...........................................         9,000          72,563
  *VTEL Corp...........................................       130,906         400,900
  *#Valence Technology, Inc............................       172,900       1,647,953
  *Vallen Corp.........................................        62,400       1,216,800
  Valley Forge Corp....................................         3,525          45,825
  Valley Resources, Inc................................        37,487         468,588
  *Valuevision International, Inc. Class A.............       127,300         688,216
  *Vans, Inc...........................................        99,000         733,219
  *Vantive Corp........................................       151,000       1,297,656
  *#Vari L Co., Inc....................................        46,300         306,738
  *Variflex, Inc.......................................        51,100         269,872
  *Vaughn Communications, Inc..........................        28,100         212,506
  *Vectra Technologies, Inc............................        34,500             207
  *Ventana Medical Systems, Inc........................        78,500       1,704,922
  *Venture Stores, Inc.................................       153,800           1,461
  *Venturian Corp......................................        21,000         196,875
  *Veramark Technologies, Inc..........................        37,500         199,219
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Verdant Brands, Inc.................................        76,600  $      120,884
  *Verilink Corp.......................................        68,700         341,353
  *Verity, Inc.........................................        95,500       1,650,359
  *Versant Object Technology Corp......................        29,800          84,744
  *Versar, Inc.........................................        46,100         100,844
  *Versatility, Inc....................................         1,000           1,469
  *Vertel Corp.........................................       108,700         254,766
  *Vertex Communications Corp..........................        43,300         765,869
  Vesta Insurance Group, Inc...........................        28,000         162,750
  *Vestcom Int'l, Inc..................................        20,700         157,191
  *Veterinary Centers of America, Inc..................         1,300          23,725
  *Viagrafix Corp......................................        21,500         130,344
  *Viasat, Inc.........................................        10,600          98,713
  *Viasoft, Inc........................................        35,700         261,056
  *Viatel, Inc.........................................        80,000       1,190,000
  *Vical, Inc..........................................       100,100       1,626,625
  *Vicon Industries, Inc...............................        46,250         349,766
  *Vicorp Restaurants, Inc.............................        64,900         939,022
  *Vidamed, Inc........................................           500           1,172
  *Video Display Corp..................................        41,750         268,766
  *Video Services Corp.................................        15,000          33,750
  *Videonics, Inc......................................        32,400          31,894
  *Vidioserver, Inc....................................       110,900       1,511,013
  *View Technology, Inc................................        33,900          83,691
  *Viisage Technology, Inc.............................        21,000          21,000
  *Vincam Group, Inc...................................        11,500         166,750
  Virco Manufacturing Corp.............................       114,389       2,387,870
  *Virtualfund.Com, Inc................................       123,500         316,469
  *#Vision Sciences, Inc...............................        23,250          21,797
  *Vista Medical Technologies, Inc.....................       145,000         357,969
  Vital Signs, Inc.....................................       101,500       1,719,156
  *Vitalcom, Inc.......................................        68,800         199,950
  *#Vitech America, Inc................................        15,680         272,440
  *Vivid Technologies, Inc.............................        92,200         737,600
  *#Vivus, Inc.........................................        32,900         101,270
  *Vodavi Technology, Inc..............................        13,000          32,500
  *Voice Control Systems, Inc..........................        96,700         220,597
  Vulcan International Corp............................        10,951         390,129
  *WFS Financial, Inc..................................        26,800         169,175
  *#WHX Corp...........................................        32,600         344,338
  *WLR Foods, Inc......................................        56,786         500,427
  *WMS Industries, Inc.................................        43,000         319,813
  *WPI Group, Inc......................................        50,550         357,009
  WSFS Financial Corp..................................        12,200         204,350
  Wainwright Bank & Trust Co...........................           200           1,563
  Walbro Corp..........................................        49,600         368,900
  *Walker Interactive Systems, Inc.....................       109,000         875,406
  *Wall Data, Inc......................................        79,050       1,348,791
  *Wall Street Deli, Inc...............................        14,800          54,113
  Walshire Assurance Co................................        36,963         296,859
  *Warrantech Corp.....................................        82,600         260,706
  Warren Bancorp, Inc..................................       162,800       1,505,900
  *Washington Homes, Inc...............................        63,600         310,050
  Washington Savings Bank FSB Waldorf, MD..............        28,912         133,718
  *Waste Industries, Inc...............................         6,700         117,669
  *Waterlink, Inc......................................        93,800         351,750
  Waters Instruments, Inc..............................           500           2,938
  Watkins-Johnson Co...................................        41,300         753,725
  *Wave Technologies International, Inc................        18,200          64,838
  *#Wavephore, Inc.....................................       103,800         807,694

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  *Waxman Industries, Inc..............................        54,700  $       68,375
  *Waxman Industries, Inc. Class B.....................         9,750          12,188
  *Webco Industries, Inc...............................        27,850         191,469
  *Weirton Steel Corp..................................       188,400         353,250
  Wellco Enterprises, Inc..............................        12,300         133,763
  *Wells-Gardner Electronics Corp......................        35,000          96,250
  West Coast Bancorp...................................        27,005         578,076
  *West Coast Entertainment Corp.......................        71,000          44,375
  *West Marine, Inc....................................        25,000         286,719
  *Westaff, Inc........................................        66,000         420,750
  *#Westbridge Capital Corp............................        33,700           1,685
  Westco Bancorp, Inc..................................         1,600          55,000
  *Westell Technologies, Inc...........................       130,000         800,313
  *Westerbeke Corp.....................................        20,000          57,500
  Westerfed Financial Corp.............................        25,800         500,681
  *Western Beef, Inc...................................        42,386         315,246
  Western Ohio Financial Corp..........................         6,600         148,500
  *Western Power & Equipment Corp......................         9,900          42,384
  *Western Water Co....................................        42,800         235,400
  *Weston (Roy F.), Inc. Class A.......................        37,500         108,984
  Westwood Homestead Financial Corp....................           600           6,413
  *White Cap Industries, Inc...........................        15,500         207,313
  *White Electronics Designs Corp......................        55,800          76,725
  *Whitman Education Group, Inc........................       118,700         459,963
  *Whittaker Corp......................................        89,500       1,230,625
  *Wickes Lumber Co....................................        66,500         301,328
  *Williams Clayton Energy, Inc........................        51,800         437,063
  *Williams Controls, Inc..............................        70,500         158,625
  *Willis Lease Finance Corp...........................        14,800         280,275
  *Wilshire Financial Services Group, Inc..............        77,400          73,772
  *Wilshire Oil Co. of Texas...........................       142,975         714,875
  *Windmere Corp.......................................        20,000         122,500
  Winnebago Industries, Inc............................       136,400       1,636,800
  *Winsloew Furniture, Inc.............................        36,500         725,438
  *Winston Resources, Inc..............................         3,900          14,625
  Wireless Telecom Group, Inc..........................       149,200         307,725
  Wiser Oil Co.........................................        57,400         186,550
  Wolf (Howard B.), Inc................................         6,000          27,375
  Wolohan Lumber Co....................................        49,100         636,766
  Woodhead Industries, Inc.............................       176,550       2,306,184
  *Workgroup Technology Corp...........................        36,500          71,289
  *World Acceptance Corp...............................       174,000         891,750
  *#World Airways, Inc.................................        35,000          63,438
  World Fuel Services Corp.............................       102,970       1,254,947
  *Worldtalk Communications Corp.......................        31,200         102,375
  *Worldtex, Inc.......................................       141,800         531,750
  Worthington Foods, Inc...............................       102,921       1,958,715
  *Wyant Corp..........................................           666           2,456
  X-Rite, Inc..........................................        18,100         158,375
  *XCL, Ltd............................................        56,500         155,375
  *Xeta Corp...........................................         5,200          90,513
  *Xetel Corp..........................................        29,900          84,094
  *Xicor, Inc..........................................       121,600         250,800
                                                               SHARES          VALUE+
                                                         ------------  --------------

  *Xionics Document Technologies, Inc..................        47,000  $      189,469
  *#Xoma Corp..........................................       353,000       1,141,734
  Yardville National Bancorp...........................        17,167         233,900
  York Financial Corp..................................        40,851         699,573
  York Group, Inc......................................        19,900         221,388
  *York Research Corp..................................        74,400         281,325
  *Youth Services International, Inc...................       105,250         424,289
  *Zamba Corporation...................................       144,300         216,450
  *Zaring National Corp................................        19,800         179,438
  *Zebra Technologies Corp. Class B....................        47,520       1,590,435
  *Zemex Corp..........................................        54,172         358,890
  *Zevex International, Inc............................         9,900          60,019
  Ziegler Co., Inc.....................................         2,500          45,313
  *#Zila, Inc..........................................         6,435          47,961
  *Zing Technologies, Inc..............................        13,300         101,413
  *#Zitel Corp.........................................        80,200         288,219
  *Zoll Medical Corp...................................        50,500         564,969
  *#Zonagen, Inc.......................................        23,000         444,188
  *Zoran Corp..........................................        45,100         584,891
  *Zygo Corp...........................................        49,200         602,700
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,249,021,269)................................                 1,323,885,372
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Buell Industries, Inc. Contingent Payment Rights....        59,800               0
  *National Mercantile Bancorp Warrants 06/02/99.......            50               0
  *Xinetix Inc Warrants (03/17/03).....................         4,556               0
  *Xytronyx, Inc. Warrants 08/11/01....................           492               0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $406,566)......................................                             0
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.9%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
    12/01/98 (Collateralized by U.S. Treasury Notes
    6.25%, 08/31/02, valued at $12,719,263) to be
    repurchased at $12,528,722. (Cost $12,527,000).....  $     12,527      12,527,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,261,954,835)++..............................                $1,336,412,372
                                                                       --------------
                                                                       --------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES          VALUE+
                                                         ------------  --------------
JAPAN -- (22.8%)
COMMON STOCKS -- (22.8%)
  Aichi Bank, Ltd......................................        10,500  $      707,289
  Aisin Seiki Co., Ltd.................................       137,000       1,471,200
  Amada Co., Ltd.......................................       376,000       1,881,223
  Amano Corp...........................................       115,000         982,346
  #Aomori Bank, Ltd....................................       170,000         652,782
  Aoyama Trading Co., Ltd..............................        41,100       1,130,149
  Asahi Glass Co., Ltd.................................       420,000       2,446,469
  #Ashikaga Bank, Ltd..................................       808,000       1,354,116
  Autobacs Seven Co., Ltd..............................           700          20,501
  Awa Bank, Ltd........................................       189,600         883,833
  Bank of Ikeda, Ltd...................................        13,000         537,260
  Bank of Iwate, Ltd...................................        18,590         855,999
  Bank of Kinki, Ltd...................................       225,000         527,172
  Bank of Kyoto, Ltd...................................       347,400       1,783,350
  Bank of Nagoya, Ltd..................................       185,000         967,743
  #Bank of Saga, Ltd...................................       215,000         769,606
  Bank of Yokohama, Ltd................................       978,000       2,068,662
  #Best Denki Co., Ltd.................................       153,000       1,009,461
  Canon Sales Co., Inc.................................       124,900       1,792,414
  Casio Computer Co., Ltd..............................        60,000         464,692
  Chiba Bank, Ltd......................................       941,000       3,552,098
  #Chiyoda Fire and Marine Insurance Co., Ltd..........       444,150       1,445,330
  Chudenko Corp........................................        82,000       1,734,461
  Chugai Pharmaceutical Co., Ltd.......................       114,000         974,731
  Chugoku Bank, Ltd....................................       199,000       2,642,108
  Chukyo Coca-Cola Bottling Co., Ltd...................        22,000         186,137
  Chukyo Sogo Bank, Ltd................................        67,000         225,659
  Citizen Watch Co., Ltd...............................       317,000       2,024,446
  #Cosmo Oil Co., Ltd..................................       764,000       1,149,853
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........       529,000       1,747,266
  Daicel Chemical Industries, Ltd......................       485,000       1,203,425
  Daikin Industries, Ltd...............................       218,000       1,915,392
  Dainippon Pharmaceutical Co., Ltd....................       203,000         850,512
  #Daisan Bank, Ltd....................................       131,000         477,449
  #Daishi Bank, Ltd....................................       350,000       1,181,663
  Daito Trust Construction Co., Ltd....................       180,784       1,467,803
  #Daiwa Bank, Ltd.....................................       726,000       1,228,506
  Daiwa House Industry Co., Ltd........................       655,000       6,953,911
  Daiwa Kosho Lease Co., Ltd...........................       193,000         745,810
  #Daiwa Securities Co., Ltd...........................     1,673,000       5,974,999
  Denki Kagaku Kogyo KK................................       469,000         744,020
  Dowa Fire & Marine Insurance Co., Ltd................       383,000       1,327,351
  Ehime Bank, Ltd......................................       143,000         542,125
  #Eighteenth Bank, Ltd................................       226,000         919,297
  Ezaki Glico Co., Ltd.................................       174,600         894,874
  Fuji Fire & Marine Insurance Co., Ltd................       173,000         320,892
  Fuji Photo Film Co., Ltd.............................       355,000      13,285,060
  Fujisawa Pharmaceutical Co., Ltd.....................       170,000       2,039,944
  #Fukui Bank, Ltd.....................................       343,000         756,207
  #Fukuoka City Bank, Ltd..............................       264,532       1,071,729
  #Fukuyama Transporting Co., Ltd......................       266,000       1,203,189
  Futaba Corp..........................................        16,000         576,635

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Futaba Industrial Co., Ltd...........................        85,000  $    1,127,156
  Hanshin Electric Railway Co., Ltd....................       141,000         429,011
  Higo Bank, Ltd.......................................       308,000       1,280,410
  #Hino Motors, Ltd....................................       398,000       1,110,592
  Hiroshima Bank, Ltd..................................       575,000       1,997,437
  Hiroshima-Sogo Bank, Ltd.............................       136,000         652,782
  #Hitachi Construction Machinery Co., Ltd.............        64,000         205,662
  #Hitachi Maxell, Ltd.................................        96,000       1,620,566
  Hitachi Metals, Ltd..................................       360,000       1,060,201
  #Hitachi Transport System, Ltd.......................       138,000         926,212
  Hitachi, Ltd.........................................     3,691,000      22,250,491
  #Hokuetsu Bank.......................................       275,330         768,290
  #Hokuetsu Paper Mills, Ltd...........................       162,000         767,035
  #Hokuriku Bank, Ltd..................................       891,000       1,587,447
  House Foods Corp.....................................       115,000       1,758,867
  #Hyakugo Bank, Ltd. (105th Bank).....................       258,000       1,131,321
  Hyakujishi Bank, Ltd.................................       314,000       1,726,846
  Inax Corp............................................       309,000       1,699,349
  Itochu Corp..........................................     1,198,000       2,290,351
  Itoham Foods, Inc....................................       284,000       1,356,231
  #Japan Pulp and Paper Co., Ltd.......................        93,000         310,202
  Joyo Bank, Ltd.......................................        19,000          69,557
  Jsr Corp., Tokyo.....................................       150,000         694,354
  Juroku Bank, Ltd.....................................       349,000       1,476,407
  Kagawa Bank, Ltd.....................................        40,650         202,390
  Kagoshima Bank, Ltd..................................       262,000       1,012,447
  #Kajima Corp.........................................       826,000       2,204,100
  Kamigumi Co., Ltd....................................       357,000       1,617,710
  Kandenko Co., Ltd....................................       266,000       1,774,487
  Kaneka Corp..........................................       344,000       2,468,336
  Kansai Paint Co., Ltd., Osaka........................       108,000         272,372
  Katokichi Co., Ltd...................................        72,000       1,037,943
  Kawasaki Steel Corp..................................       500,000         752,522
  Kikkoman Corp........................................       256,000       1,647,380
  Kinden Corp..........................................        67,000         899,365
  Kirin Brewery Co., Ltd...............................       150,000       1,559,551
  Kissei Pharmaceutical Co., Ltd.......................        40,000         592,906
  Koa Fire & Marine Insurance Co., Ltd.................        45,000         146,071
  #Kobe Steel, Ltd.....................................     2,632,000       1,969,931
  Koito Manufacturing Co., Ltd.........................       146,000         610,511
  #Kokusai Denshin Denwa Co., Ltd......................        48,400       1,744,321
  #Kokusai Securities Co., Ltd.........................       330,000       2,789,374
  Komatsu, Ltd.........................................     1,279,000       6,565,643
  #Komori Corp.........................................        74,000       1,538,154
  Konica Corp..........................................        66,000         291,018
  Koyo Seiko Co........................................       198,000       1,158,168
  Kureha Chemical Industry Co., Ltd....................       263,000         691,092
  Lion Corp............................................       311,000       1,214,448
  Long Term Credit Bank of Japan, Ltd..................       994,000          16,173
  Makita Corp..........................................       209,000       2,312,398
  Marubeni Corp........................................     1,942,000       3,538,951
  Maruichi Steel Tube, Ltd.............................       117,000       1,398,251
  Matsushita Electric Industrial Co., Ltd..............     1,933,000      31,136,829
  #Matsushita Electric Works, Ltd......................       286,000       2,745,525

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Matsushita Refrigeration Co..........................       222,000  $      812,723
  Matsushita Seiko Co., Ltd............................        72,000         246,014
  #Matsuzakaya Co., Ltd................................        30,000         151,318
  *Mazda Motor Corp....................................       400,000       1,545,720
  Meija Seika Kaisha, Ltd. Tokyo.......................       366,000       1,384,559
  Michinoku Bank, Ltd..................................       187,000         947,779
  #Mitsubishi Chemical Corp............................     2,129,000       3,983,647
  Mitsubishi Electric Corp.............................     1,683,000       4,271,851
  Mitsubishi Gas Chemical Co., Inc.....................       548,000       1,462,284
  Mitsubishi Materials Corp............................       975,000       1,745,037
  #Mitsubishi Motors Corp..............................       866,000       2,479,921
  Mitsui Chemicals, Inc................................     1,030,800       3,522,095
  *#Mitsui Engineering and Shipbuilding Co., Ltd.......       781,000         787,862
  #Mitsui Trust & Banking Co., Ltd.....................     1,030,000       1,382,606
  Mori Seiki Co., Ltd..................................       121,000       1,294,459
  Musashino Bank, Ltd..................................        26,000       1,053,368
  NGK Spark Plug Co., Ltd..............................       201,000       1,860,868
  NHK Spring Co., Ltd..................................       315,000         948,177
  NKK Corp.............................................     2,612,000       1,869,964
  NSK, Ltd.............................................       467,000       1,842,621
  NTN Corp.............................................       398,000       1,233,631
  *#Namihaya Bank Ltd..................................            27          51,180
  Nanto Bank, Ltd......................................       288,000       1,370,647
  National House Industrial Co., Ltd...................        95,000         741,946
  Nichicon Corp........................................       100,000       1,231,695
  Nichirei Corp........................................       366,000         866,466
  Nifco, Inc...........................................        45,000         360,600
  Nihon Unisys, Ltd....................................        41,000         430,280
  #Nikko Securities Co., Ltd...........................     1,910,000       6,464,040
  *Nippon Credit Bank, Ltd.............................     1,683,000       2,382,378
  Nippon Flour Mills Co., Ltd..........................        21,000          55,524
  Nippon Meat Packers, Inc., Osaka.....................       140,000       1,949,886
  #Nippon Oil Co., Ltd.................................     1,598,000       5,265,130
  Nippon Sanso Corp....................................       367,000       1,098,731
  Nippon Sheet Glass Co., Ltd..........................       567,000       1,259,282
  Nippon Shokubai Co., Ltd.............................       163,000         958,745
  Nishimatsu Construction Co., Ltd.....................       359,000       1,971,404
  #Nishi-Nippon Bank, Ltd..............................        23,540          92,881
  Nissei Sangyo Co., Ltd...............................       110,050         914,099
  Nisshin Flour Milling Co., Ltd.......................        89,000         724,772
  Nisshin Steel Co., Ltd...............................     1,318,000       1,458,249
  Nisshinbo Industries, Inc............................       305,000       1,106,654
  #Nissho Iwai Corp....................................       544,000         482,395
  #Obayashi Corp.......................................       499,000       2,257,110
  Ogaki Kyoritsu Bank, Ltd.............................        50,000         218,435
  Oita Bank, Ltd.......................................       145,000         743,166
  Oji Paper Co., Ltd...................................       275,000       1,237,186
  #Oki Electric Industry Co., Ltd......................       740,000       2,028,799
  Okumura Corp.........................................       322,000       1,388,382
  #Penta-Ocean Construction Co., Ltd...................       438,000         951,399
  Pioneer Electronic...................................       182,000       2,998,291
  #Q.P. Corp...........................................       168,000       1,182,232
  Royal Co., Ltd.......................................        41,000         512,000
  Ryosan Co., Ltd......................................        53,000         881,752
  Ryoyo Electro Corp...................................        26,000         243,248
  #Sakura Bank, Ltd....................................       758,000       1,936,316
  San In Godo Bank, Ltd................................       222,000       1,399,690
  Sanyo Electric.......................................     2,536,000       7,179,692
  Sapporo Breweries, Ltd...............................        33,000         146,315
                                                               SHARES          VALUE+
                                                         ------------  --------------
  #Seino Transportation Co., Ltd.......................       197,000  $    1,097,828
  Sekisui Chemical Co., Ltd............................       557,000       3,398,551
  #Seksui House........................................       928,000       9,044,449
  Sharp Corp. Osaka....................................       460,000       4,064,106
  #Shiga Bank, Ltd.....................................       268,000       1,118,483
  Shimachu Co., Ltd....................................        20,200         377,969
  Shimadzu Corp........................................       181,000         633,176
  Shimizu Bank, Ltd....................................         6,300         316,230
  #Shimizu Corp........................................       997,000       3,284,941
  #Shinwa Bank, Ltd....................................       157,000         480,247
  Shionogi & Co., Ltd..................................       455,000       3,198,177
  Showa Electric Wire & Cable Co., Ltd., Kawasaki......        64,000         104,133
  Showa Shell Sekiyu KK................................        75,000         437,480
  Snow Brand Milk Products Co., Ltd....................       419,000       1,619,142
  #Stanley Electric Co., Ltd...........................       246,000         842,548
  Sumitomo Corp........................................       918,000       5,026,146
  #Sumitomo For........................................       136,000         940,449
  #Sumitomo Metal Industries, Ltd. Osaka...............     1,481,000       1,771,127
  Sumitomo Metal Mining Co., Ltd.......................       313,000       1,130,589
  Sumitomo Realty & Development Co., Ltd...............       488,000       1,778,587
  #Sumitomo Warehouse Co., Ltd.........................        67,000         273,080
  #Suruga Bank, Ltd....................................       256,000       1,260,006
  TEC Corp.............................................       345,000         990,766
  TOC Co., Ltd.........................................        66,950         570,262
  #Taiheiyo Cement Corp................................       746,000       1,753,937
  #Taisei Corp.........................................     1,325,000       2,533,151
  Takara Standard Co., Ltd.............................       175,000       1,267,084
  Takashimaya Co., Ltd.................................       206,000       1,719,459
  Tanabe Seiyaku Co., Ltd..............................       164,000         893,915
  *Teijin, Ltd.........................................       917,000       3,289,919
  Teikoku Oil Co., Ltd.................................       346,000       1,027,416
  Toagosei Co., Ltd....................................       353,000         649,024
  #Toda Corp...........................................       418,000       1,938,333
  Toho Bank, Ltd.......................................       236,000         833,257
  Tokuyama Corp........................................       248,000         728,343
  *Tokyo Sowa Bank.....................................       199,000         467,873
  Tokyo Steel Manufacturing Co., Ltd...................       202,800         940,416
  Tokyo Style Co., Ltd.................................       133,000       1,428,246
  #Tokyo Tomin Bank, Ltd...............................        30,900         904,979
  Tostem Corp..........................................       188,000       3,135,372
  #Toto, Ltd...........................................       247,000       1,848,682
  Towa Bank, Ltd.......................................        73,000         243,492
  #Toyo Seikan Kaisha, Ltd.............................       287,600       4,796,452
  Toyo Suisan Kaisha, Ltd..............................       116,000         755,906
  #Toyo Trust & Banking Co., Ltd.......................       715,000       2,222,014
  Toyobo Co., Ltd......................................       468,000         574,910
  Toyota Auto Body Co., Ltd............................        86,000         545,721
  Toyota Tsusho Corp...................................       314,000         896,632
  #Victor Co. of Japan, Ltd............................       246,000       1,771,152
  Wacoal Corp..........................................       149,000       1,686,129
  #Yakult Honsha Co., Ltd..............................       228,000       1,341,067
  Yamagata Bank, Ltd...................................       153,700         670,218
  Yamaguchi Bank.......................................       133,000       1,255,125
  Yamatake-Honeywell Co., Ltd..........................        87,000         879,767
  *#Yasuda Trust & Banking Co., Ltd....................     1,434,000       1,364,936
  Yodogawa Steel Works, Ltd............................       296,000       1,119,752
  Yokogawa Electric Corp...............................       337,000       1,677,871

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Yokohama Rubber Co., Ltd.............................       404,000  $      963,000
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $564,071,652)..................................                   391,123,816
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Japanese Yen (Cost $12,312).........................                        12,330
                                                                       --------------
TOTAL -- JAPAN
  (Cost $564,083,964)..................................                   391,136,146
                                                                       --------------
UNITED KINGDOM -- (19.9%)
COMMON STOCKS -- (19.9%)
  ASDA Group P.L.C.....................................     1,719,300       4,469,656
  Abbey National P.L.C.................................       240,000       4,852,764
  Aggreko P.L.C........................................        32,000         101,149
  Allied Domecq P.L.C..................................       142,317       1,212,128
  *Anglian Water P.L.C.................................       151,281       2,154,949
  Antofagasta Holdings P.L.C...........................        38,000         110,706
  Arcadia Group P.L.C..................................       110,588         537,570
  Arjo Wiggins Appleton P.L.C..........................       659,100       1,240,218
  Associated British Foods P.L.C.......................       733,200       7,418,648
  Associated British Ports Holdings P.L.C..............       369,200       1,916,568
  BAA P.L.C............................................     1,028,463      11,373,793
  BG P.L.C.............................................     2,574,617      17,657,349
  BOC Group P.L.C......................................       139,300       2,024,521
  BPB P.L.C............................................       217,300         746,045
  BTR P.L.C............................................       697,300       1,427,195
  Barclays P.L.C.......................................       640,523      14,537,150
  Bardon Group P.L.C...................................     1,033,471       1,249,533
  Barratt Developments P.L.C...........................       222,000         831,803
  Bass P.L.C...........................................       600,000       8,279,410
  Beazer Group P.L.C...................................       167,257         472,087
  Berkeley Group P.L.C.................................        78,622         634,592
  Blue Circle Industries P.L.C.........................       326,000       1,646,573
  British Airways P.L.C................................       347,331       2,350,549
  British Land Co. P.L.C...............................       462,081       3,981,351
  British Steel P.L.C..................................     1,575,000       2,547,701
  British Telecommunications P.L.C.....................     1,200,000      16,449,880
  British Vita P.L.C...................................       212,300         791,955
  Brixton Estate P.L.C.................................       235,685         686,623
  Burford Holdings P.L.C...............................       337,000         478,377
  Capital Shopping Centres P.L.C.......................       381,375       2,234,716
  Caradon P.L.C........................................       214,000         363,825
  *Centrica P.L.C......................................     2,662,900       5,527,194
  Chelsfield P.L.C.....................................       230,258         999,568
  Commercial Union P.L.C...............................     1,181,319      18,738,396
  Cookson Group P.L.C..................................       258,000         570,645
  Debenhams P.L.C......................................       115,175         727,163
  Diageo P.L.C.........................................        73,440         823,084
  Elementis P.L.C......................................       604,112         747,860
  English China Clays P.L.C............................       249,062         709,150
  Glynwed International P.L.C..........................       140,000         388,221
  Grantchester Holdings P.L.C..........................        12,930          30,626
  Great Portland Estates P.L.C.........................       197,275         631,707
  Great Universal Stores P.L.C.........................       814,600       8,477,569
  Greenalls Group P.L.C................................       283,846       1,681,973
  Guardian Royal Exchange P.L.C........................       853,882       4,651,078
  Hambro Countrywide P.L.C.............................       102,322         192,538
  Hanson P.L.C.........................................       624,950       4,641,941
  Hyder P.L.C..........................................        84,763       1,136,767
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Imperial Chemical Industries P.L.C...................       477,000  $    4,409,083
  Inchcape P.L.C.......................................       508,000       1,048,131
  Johnson Matthey P.L.C................................        93,000         633,211
  Ladbroke Group P.L.C.................................       966,745       3,741,938
  Lasmo P.L.C..........................................       613,035       1,414,096
  Lex Service P.L.C....................................       109,433         730,649
  Lonrho P.L.C.........................................       197,094         984,916
  Mersey Docks & Harbour Co. P.L.C.....................        53,050         445,702
  Meyer International P.L.C............................       102,281         568,096
  Millennium and Copthorne Hotels P.L.C................        85,000         575,936
  Mirror Group P.L.C...................................       403,000         971,180
  National Westminster Bank P.L.C......................     1,159,229      21,162,463
  Norwich Union P.L.C..................................       170,000       1,192,558
  Peel Holdings P.L.C..................................        45,400         397,167
  Pilkington P.L.C.....................................       995,666       1,076,457
  Pillar Property Investments P.L.C....................        25,000         104,607
  Powergen P.L.C.......................................       443,177       6,126,379
  RMC Group P.L.C......................................       223,000       2,907,862
  Racal Electronics P.L.C..............................       274,000       1,438,201
  Rank Group P.L.C.....................................       793,530       2,816,071
  *Rexam P.L.C.........................................       165,665         534,588
  Rio Tinto P.L.C......................................       336,900       3,948,219
  Rolls-Royce P.L.C....................................       322,674       1,304,884
  Royal & Sun Alliance Insurance Group, Inc. P.L.C.....     1,518,386      12,681,615
  Rugby Group P.L.C....................................       417,000         560,965
  Safeway P.L.C........................................       744,840       3,676,004
  Sainsbury (J.) P.L.C.................................       968,542       8,113,278
  Scottish & Newcastle P.L.C...........................       168,500       2,149,915
  Scottish Hydro-Electric P.L.C........................       374,000       4,339,791
  Severn Trent P.L.C...................................       210,597       3,597,778
  Shell Transport & Trading Co., P.L.C.................     2,222,545      13,408,487
  *Signet Group P.L.C..................................       552,000         289,284
  Slough Estates P.L.C.................................       376,100       1,688,551
  Smith (David S.) Holdings P.L.C......................       298,000         573,039
  Somerfield P.L.C.....................................       165,142       1,241,617
  South West Water P.L.C...............................        42,833         789,014
  Stakis P.L.C.........................................       733,194       1,282,823
  Standard Chartered P.L.C.............................        69,000         733,461
  Storehouse P.L.C.....................................       420,380         974,900
  Tarmac P.L.C.........................................       948,643       1,769,388
  Tate & Lyle P.L.C....................................       241,900       1,525,250
  Taylor Woodrow P.L.C.................................       388,747       1,033,082
  *Telewest Communications P.L.C.......................       845,915       1,829,110
  Tesco P.L.C..........................................     4,364,755      12,895,992
  *Thames Water PLC....................................       157,951       3,021,674
  *Thistle Hotels P.L.C................................       268,421         598,125
  Trinity P.L.C........................................        58,430         420,498
  Unigate P.L.C........................................       229,400       1,800,469
  Unilever P.L.C.......................................     1,600,000      16,651,253
  United Assurance Group P.L.C.........................       331,000       3,045,893
  United Biscuits Holdings P.L.C.......................       452,411       1,799,667
  United Utilities P.L.C...............................       265,595       3,870,993
  Vickers P.L.C........................................       194,300         575,677
  Whitbread P.L.C......................................       478,879       6,481,589
  Wilson Bowden P.L.C..................................        96,900         878,088
  Wimpey (George) P.L.C................................       236,750         451,350
  Wolseley P.L.C.......................................       100,000         632,180

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Yorkshire Water P.L.C................................       161,510  $    1,456,906
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $242,283,166)..................................                   340,824,964
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *British Pound Sterling (Cost $227,337)..............                       227,345
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $242,510,503)..................................                   341,052,309
                                                                       --------------
GERMANY -- (10.8%)
COMMON STOCKS -- (10.8%)
  AGIV AG fuer Industrie & Verkehrswesen...............        57,800       1,329,812
  *Ava Allgemeine Handelsgesellschaft der Verbraucher
    AG, Bielefeld......................................         3,700       1,461,810
  BASF AG..............................................       640,050      24,700,589
  BHF Bank AG..........................................       116,900       4,632,359
  BHW Holding AG, Berlin...............................       167,300       2,770,556
  Bankgesellschaft Berlin AG...........................       233,550       4,005,814
  Bayer AG.............................................       146,900       6,290,328
  Bayerische Vereinsbank AG............................       311,250      28,073,212
  Berliner Kraft & Licht Bewag AG......................        88,800       4,884,373
  Bilfinger & Berger Bau AG, Mannheim..................        46,500       1,072,582
  Commerzbank AG.......................................       408,050      13,635,615
  DBV-Winterthur Holding AG, Wiesbaden.................         4,400       1,509,363
  Deutsche Bank AG.....................................       298,400      19,360,579
  Deutsche Hypoteken Bank AG, Frankfurt/Hamburg........         5,000         161,168
  Deutsche Lufthansa AG................................       305,250       6,788,228
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....        46,400       3,842,014
  Deutsche Telekom AG..................................       313,200       9,261,997
  Dresdner Bank AG, Frankfurt..........................       315,000      14,587,646
  Dyckerhoff AG........................................         2,275         719,187
  FPB Holding AG.......................................         5,789       1,078,517
  Fresenius Medical Care AG............................         4,000         242,492
  Heidelberger Zement AG, Heidelberg...................        23,800       1,844,001
  Hochtief AG..........................................        90,300       3,484,826
  *#Holzmann (Philipp) AG..............................         1,860         214,516
  IVG Holding AG.......................................         5,500         265,114
  Karstadt AG..........................................         8,350       4,000,225
  Lahmeyer AG, Frankfurt...............................        38,500       1,878,571
  Linde AG.............................................         5,600       3,232,591
  Man AG, Muechen......................................        14,000       4,131,821
  Merck KGAA...........................................        58,000       2,418,410
  PWA Papierwerke Waldhof-Aschaffenburg AG.............         3,550         678,178
  Siemens AG...........................................        87,800       6,236,636
  Thuega AG............................................           267         109,751
  #Thyssen AG..........................................         7,750       1,436,985
  Thyssen Industrie AG Essen...........................         2,500         561,871
  Vereins & Westbank AG................................        67,960       2,049,918
  Volkswagen AG........................................        20,000       1,684,430
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $130,895,316)..................................                   184,636,085
                                                                       --------------
                                                               SHARES          VALUE+
                                                         ------------  --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *German Marks (Cost $129,339)........................                $      130,721
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Holzmann (Philipp) AG Rights 12/07/98 (Cost $0).....         1,860             440
                                                                       --------------
TOTAL -- GERMANY
  (Cost $131,024,655)..................................                   184,767,246
                                                                       --------------
FRANCE -- (8.8%)
COMMON STOCKS -- (8.8%)
  AGF (Assurances Generales de France SA)..............        48,014       2,853,133
  AXA-UAP..............................................         5,000         648,010
  Accor SA.............................................         1,500         330,617
  Banque Nationale de Paris............................       193,531      14,844,449
  *Banque Paribas......................................        90,572       8,097,038
  Bongrain SA..........................................         1,653         714,690
  Bouygues.............................................         4,000         747,636
  Christian Dior SA....................................        31,100       3,394,496
  *Club Mediterranee SA................................         7,000         580,493
  Colas SA.............................................         5,070       1,127,320
  Credit Commercial de France..........................        50,191       4,331,258
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................         3,000         426,893
  Elf Aquitaine........................................       140,000      17,502,438
  Eridania Beghin-Say SA...............................        18,900       3,512,584
  Esso SA..............................................         8,476         747,283
  *#Euro Disney SCA....................................       551,700         778,247
  Filipacchi Medias SA.................................           300          63,214
  Fonciere Lyonnaise SA................................           868         141,575
  Fromageries Bel la Vache qui Rit.....................           275         225,966
  #GTM Entrepose.......................................        21,077       2,385,987
  Generale des Establissements Michelin SA Series B....        17,600         761,883
  Groupe Danone........................................        42,500      12,440,026
  Imetal...............................................        11,000       1,027,999
  LaFarge SA...........................................        74,595       7,050,157
  Labinal SA...........................................         3,200         807,447
  Lyonnais des Eaux SA.................................        57,442      11,374,533
  Pechiney SA Series A.................................        55,475       1,852,685
  Pernod-Ricard........................................        38,900       2,538,592
  Peugeot SA...........................................        36,550       5,800,350
  #Rallye SA...........................................        17,220       1,138,342
  *#Remy Cointreau SA..................................        27,400         480,726
  Rhone-Poulenc SA Series A............................       176,126       8,804,421
  Saint-Gobain.........................................        64,336       9,529,226
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................           200          38,793
  Societe Generale Paris...............................        70,432      11,127,620
  Sommer-Allibert SA...................................        14,800         420,157
  Sophia SA............................................         7,700         323,005
  *Thomson-CSF.........................................        87,203       3,290,557
  Total SA.............................................        40,000       4,972,484
  Union Assurances Federales SA........................         5,900         783,378
  Usinor...............................................       167,800       1,893,635
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $102,282,755)..................................                   149,909,343
                                                                       --------------

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
RIGHTS/WARRANTS -- (0.0%)
  *AGF (Assurances Generales de France SA) Warrants
    06/15/00...........................................        41,214  $      340,833
  *Fonciere Lyonnaise SA Warrants 07/30/02.............           868           1,102
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $180,304)......................................                       341,935
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *French Francs (Cost $17,509)........................                        17,230
                                                                       --------------
TOTAL -- FRANCE
  (Cost $102,480,568)..................................                   150,268,508
                                                                       --------------
SWITZERLAND -- (8.1%)
COMMON STOCKS -- (8.1%)
  Ascom Holding AG, Bern...............................         1,410       2,512,990
  Baloise-Holding, Basel...............................        26,676      24,922,062
  Banca del Gotthard...................................         5,470       4,548,211
  Banque Cantonale Vaudois.............................         5,795       2,082,300
  Bobst SA, Prilly.....................................         2,553       3,485,975
  Danzas Holding AG....................................         7,700       2,346,262
  Financiere Richemont AG Units -A-....................         8,813      13,135,676
  Fischer (Georg) AG, Schaffhausen (Namen).............        12,987       4,442,585
  *Forbo Holding AG, Eglisau...........................         6,381       2,820,225
  Helvetia Patria Holding, St. Gallen..................         4,830       4,512,429
  Holderbank Financiere Glarus AG, Glarus..............           900       1,045,211
  Intershop Holding AG, Zuerich........................         6,840       4,379,794
  Jelmoli Holding AG, Zuerich..........................           500         574,923
  Oerlikon-Buehrle Holding AG, Zuerich.................        44,781       5,728,405
  Pargesa Holding SA, Geneve...........................         1,935       3,267,900
  Roche Holding AG, Basel..............................           892      16,042,012
  *Sairgroup, Zuerich..................................        37,480       8,309,496
  Schindler Holding AG, Hergiswil......................         3,469       5,733,925
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................         1,606       3,860,660
  Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall.............................         8,066       5,216,998
  Sika Finanz AG, Baar.................................         1,280         362,432
  Sulzer AG, Winterthur................................         8,280       4,694,910
  *United Bank of Switzerland..........................        43,001      12,979,195
  Von Roll Holding AG, Gerlafingen.....................        15,045         419,511
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $105,839,774)..................................                   137,424,087
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swiss Francs (Cost $386,306)........................                       393,304
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $106,226,080)..................................                   137,817,391
                                                                       --------------
NETHERLANDS -- (6.5%)
COMMON STOCKS -- (6.5%)
  ABN Amro Holding NV..................................     1,286,318      26,582,115
  Asr Verzekeringsgroep NV.............................        40,139       3,273,723
  Bijenkorf Beheer KBB NV, Amsterdam...................        10,648         921,503
  *Buhrmann NV.........................................        77,840       1,269,721
                                                               SHARES          VALUE+
                                                         ------------  --------------
  DSM NV...............................................        39,466  $    3,699,071
  Fortis Amev NV.......................................       273,660      20,166,597
  Ing Groep NV.........................................       730,272      41,941,478
  KLM (Koninklijke Luchtvaart Mij NV)..................        79,274       2,174,590
  Koninklijke Hoogovens NV.............................        33,566       1,052,800
  Nationale Investeringsbank NV........................        45,925       1,264,601
  Pakhoed NV...........................................        37,037         913,016
  Philips Electronics NV...............................       110,000       6,981,087
  Stork NV.............................................        27,615         705,373
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $59,345,479)...................................                   110,945,675
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $4).......................                             4
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $59,345,483)...................................                   110,945,679
                                                                       --------------
ITALY -- (5.9%)
COMMON STOCKS -- (5.9%)
  Banca Commerciale Italiana SpA.......................     3,565,000      24,467,251
  *#Banca di Roma......................................     7,168,500      12,438,844
  Banca Toscana........................................       607,000       2,867,945
  *CIR SpA (Cie Industriale Riunite), Torino...........       885,000         973,730
  Cartiere Burgo SpA...................................       235,000       1,473,882
  Cia Assicuratrice Unipol SpA.........................       116,134         491,132
  #Fiat SpA............................................     3,967,399      12,204,464
  *Finmeccanica SpA....................................     4,331,475       4,010,265
  Ifil Finanziaria Partecipazioni SpA, Torino..........     1,020,375       4,181,090
  *Ing C.Olivetti & C SpA, Ivrea.......................     2,400,000       6,307,678
  #Italcementi Fabbriche Riunite Cemento SpA,
    Bergamo............................................       364,000       3,676,636
  Italmobiliare SpA, Milano............................        14,330         453,657
  Magneti Marelli SpA..................................       700,000       1,223,009
  Montedison SpA.......................................     5,375,000       6,437,222
  San Paolo-Imi SpA....................................     1,003,500      16,513,708
  Sirti SpA............................................        25,000         144,252
  #Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................       168,350       2,730,163
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $53,907,829)...................................                   100,594,928
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Finmeccanica SpA Warrants 06/30/00 (Cost $0)........     2,406,375         188,296
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Italian Lira (Cost $962)............................                           963
                                                                       --------------
TOTAL -- ITALY
  (Cost $53,908,791)...................................                   100,784,187
                                                                       --------------
SPAIN -- (3.7%)
COMMON STOCKS -- (3.7%)
  Acerinox SA..........................................       154,740       3,688,894
  Autopistas Concesionaria Espanola SA.................       432,180       6,608,255
  Autopistas del Mare Nostrum SA.......................       176,800       4,300,805
  Azucarera Ebro Agricolas SA..........................       111,600       2,644,953
  Banco Pastor SA, La Coruna...........................        39,600       2,477,064

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CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Cementos Portland SA.................................        26,000  $    1,145,677
  Compania Espanola de Petroleos SA, Madrid............       149,794       5,413,738
  Corporacion Mapfre Compania Internacional de
    Reaseguros SA, Majadah Onda........................        36,300       1,009,174
  Cristaleria Espanola SA, Madrid......................        40,544       2,817,911
  DRACONSA (Dragados y Construcciones SA)..............       152,189       4,934,400
  FESCA (Fuerzas Electricas de Cataluna SA) Series A...       180,000       2,082,985
  Hidroelectrica del Cantabrico SA, Oviedo.............        99,900       4,846,412
  Iberdrola SA.........................................       535,000       8,886,917
  Metrovacesa SA.......................................        89,964       2,482,325
  Portland Valderrivas SA..............................         2,784         113,001
  Sevillana de Electricidad SA.........................       210,000       2,955,587
  Union Electrica Fenosa SA............................       230,000       3,412,913
  Uralita SA...........................................        24,500         271,598
  Vallehermoso SA......................................       240,000       2,835,696
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $46,442,580)...................................                    62,928,305
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $9,200)........................                         9,150
                                                                       --------------
TOTAL -- SPAIN
  (Cost $46,451,780)...................................                    62,937,455
                                                                       --------------
AUSTRALIA -- (2.6%)
COMMON STOCKS -- (2.6%)
  Amcor, Ltd...........................................       505,844       2,207,439
  #Boral, Ltd..........................................       978,032       1,463,669
  CSR, Ltd.............................................       842,897       2,029,953
  Fosters Brewing Group, Ltd...........................     1,570,209       4,117,241
  GIO Australia Holdings, Ltd..........................       480,488       1,568,060
  George Weston Foods, Ltd.............................        65,489         280,021
  MIM Holdings.........................................     1,367,660         670,788
  News Corp., Ltd......................................     1,166,134       8,192,774
  North, Ltd...........................................       411,303         770,710
  Pacific Dunlop, Ltd..................................       756,467       1,346,137
  Pioneer International, Ltd...........................       658,231       1,398,968
  Publishing and Broadcasting, Ltd.....................       176,912         770,353
  Qantas Airways, Ltd..................................       889,612       1,578,594
  #Rio Tinto, Ltd......................................       481,023       6,200,582
  *Stockland Trust Group...............................         5,261          12,240
  Stockland Trust Group................................       151,831         379,021
  #Suncorp Metway Limited..............................        35,000         183,987
  WMC, Ltd.............................................       844,189       2,664,217
  Westpac Banking Corp.................................     1,327,595       8,865,493
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $44,621,954)...................................                    44,700,247
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Suncorp Metway, Limited Rights 12/23/98 (Cost $0)...        17,500          36,973
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Australian Dollar (Cost $14,375)....................                        14,143
                                                                       --------------
                                                               SHARES          VALUE+
                                                         ------------  --------------
PREFERRED STOCKS -- (0.0%)
  Village Roadshow, Ltd. 2.2% Class A
    (Cost $6,026)......................................         1,867  $        2,700
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $44,642,355)...................................                    44,754,063
                                                                       --------------
SWEDEN -- (2.4%)
COMMON STOCKS -- (2.4%)
  Assidomaen AB........................................       164,500       2,879,384
  *Asticus AB..........................................        30,685         260,988
  Electrolux AB Series B...............................        44,500         680,185
  *Fastighets AB Balder................................         8,000          75,932
  Kinnevik Industrifoervaltnings AB Series A...........         3,200          88,752
  Kinnevik Industrifoervaltnings AB Series B...........        36,000       1,025,085
  Mo Och Domsjoe AB Series A...........................         6,300         145,997
  Mo Och Domsjoe AB Series B...........................       118,300       2,712,333
  NCC AB Series A......................................        45,400         391,741
  NCC AB Series B......................................        95,000         819,723
  SSAB Swedish Steel Series A..........................       129,900       1,168,900
  SSAB Swedish Steel Series B..........................        48,000         443,760
  Skandinaviska Enskilda Banken Series A...............       100,000       1,140,216
  Stora Kopparbergs Bergslags AB Series A..............       340,300       4,194,761
  Stora Kopparbergs Bergslags AB Series B..............        79,400         978,736
  Svedala Industri.....................................        28,700         428,068
  Svenska Cellulosa AB Series A........................        57,000       1,243,636
  #Svenska Cellulosa AB Series B.......................       217,600       4,787,870
  Svenska Handelsbanken Series A.......................        80,000       3,234,515
  Svenska Kullagerfabriken AB Series A.................        68,400         876,869
  #Svenska Kullagerfabriken AB Series B................        89,700       1,160,986
  Sydkraft AB Series C.................................         6,600         134,237
  Trelleborg AB Series B...............................       146,400       1,236,166
  Volvo AB Series A....................................       192,600       4,356,499
  Volvo AB Series B....................................       305,100       7,108,031
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $44,388,488)...................................                    41,573,370
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swedish Krona (Cost $1,987).........................                         2,011
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $44,390,475)...................................                    41,575,381
                                                                       --------------
HONG KONG -- (2.0%)
COMMON STOCKS -- (2.0%)
  Amoy Properties, Ltd.................................     4,570,500       3,305,541
  HKR International, Ltd...............................     1,077,384         723,543
  Hang Lung Development Co., Ltd.......................     2,126,000       2,457,407
  Hysan Development Co., Ltd...........................     1,646,000       2,402,144
  Kerry Properties, Ltd................................     1,261,000       1,017,855
  New World Development Co. Ltd........................     1,502,105       3,647,110
  Shangri-la Asia, Ltd.................................     2,982,000       2,657,342
  Sino Hotels (Holdings), Ltd..........................       391,653          47,547
  Sino Land Co., Ltd...................................     4,915,200       2,523,301

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Swire Pacific, Ltd. Series A.........................     1,018,000  $    4,614,723
  Tsim Sha Tsui Properties, Ltd........................     1,174,000       1,743,639
  Wharf Holdings, Ltd..................................     3,672,000       5,809,376
  #Wheelock and Co., Ltd...............................     3,243,000       2,952,751
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $52,390,260)...................................                    33,902,279
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Hong Kong Dollars (Cost $3).........................                             3
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $52,390,263)...................................                    33,902,282
                                                                       --------------
BELGIUM -- (1.9%)
COMMON STOCKS -- (1.9%)
  *Banque Bruxelles Lambert VVPR.......................           128               4
  Bekaert SA...........................................         3,400       1,832,041
  #Credit Communal Holding Dexia Belgium...............         5,400         910,059
  Electrabel SA........................................         4,600       1,793,062
  Electrafina SA.......................................         8,000       1,098,308
  Fortis AG............................................        32,270      10,266,454
  Fortis AG VVPR.......................................        32,270             925
  *Fortis AG CVG.......................................        32,270         184,056
  Generale de Banque SA VVPR...........................           630              18
  #Glaverbel SA........................................        14,812       1,914,647
  Glaverbel SA VVPR....................................            22               1
  #Groupe Bruxelles Lambert SA, Bruxelles..............         6,300       1,186,327
  Nationale a Portefeuille.............................         4,700         422,313
  Sofina SA............................................        10,500         556,749
  Solvay SA............................................       101,490       7,155,779
  Suez Lyonnaise des Eaux..............................        19,080       3,828,027
  *Suez Lyonnaise des Eaux SA VVPR.....................        19,080             547
  *Suez Lyonnaise ds Eaux CVG..........................        19,080         136,715
  Union Miniere SA.....................................        40,200       1,843,506
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $23,211,779)...................................                    33,129,538
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Belgian Francs......................................                        11,575
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $23,314,256)...................................                    33,141,113
                                                                       --------------
DENMARK -- (1.3%)
COMMON STOCKS -- (1.3%)
  Den Danske Bank A.S..................................        44,140       5,699,445
  Forsikringsselskabet Codan A.S.......................         7,662         893,975
  Jyske Bank A.S.......................................         9,990         948,020
  #Kapital Holdings A.S................................        32,497       1,819,985
  Tele Danmark A.S. Series B...........................        70,184       7,861,270
  Tryg Baltica Forsikring A.S..........................        56,055       1,395,264
  Unidanmark A.S. Series A.............................        51,864       4,243,985
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $16,803,513)...................................                    22,861,944
                                                                       --------------
                                                               SHARES          VALUE+
                                                         ------------  --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Danish Krone (Cost $8,726)..........................                $        9,017
                                                                       --------------
TOTAL -- DENMARK
  (Cost $16,812,239)...................................                    22,870,961
                                                                       --------------
FINLAND -- (0.7%)
COMMON STOCKS -- (0.7%)
  #Asko Oyj............................................        48,100         763,348
  #Enso Oy Series A....................................        74,500         659,257
  #Enso Oy Series R....................................       157,400       1,392,847
  Kemira Oyj...........................................       197,000       1,329,484
  #Kesko Oyj...........................................        88,600       1,188,968
  #Metsa-Serla Oyj Series B............................       214,600       1,673,638
  Outokumpu Oyj Series A...............................       190,500       1,815,426
  Rauma Oyj............................................        25,900         365,195
  #Rautaruukki Oy Series K.............................       203,800       1,307,993
  #Upm-Kymmene Oyj.....................................        48,900       1,283,896
  Valmet Corp..........................................        20,000         272,280
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $15,587,453)...................................                    12,052,332
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Finnish Markka (Cost $1,470)........................                         1,542
                                                                       --------------
TOTAL -- FINLAND
  (Cost $15,588,923)...................................                    12,053,874
                                                                       --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
  Fraser & Neave, Ltd..................................       682,000       2,360,320
  Industrial & Commercial Bank, Ltd....................        13,000          21,312
  Keppel Corp., Ltd....................................     1,011,000       2,664,112
  *Sembcorp Industries, Ltd............................       272,112         323,829
  Singapore Airlines, Ltd. (Foreign)...................        40,000         279,299
  Singapore Land, Ltd..................................     1,048,000       2,507,086
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $12,184,739)...................................                     8,155,958
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Singapore Dollars (Cost $4,255).....................                         4,462
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $12,188,994)...................................                     8,160,420
                                                                       --------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
  Bergesen Dy ASA Series A.............................       105,892       1,305,119
  Den Norske Bank ASA Series A.........................       589,194       2,289,052
  Kvaerner ASA.........................................        59,851         906,044
  Norsk Hydro ASA......................................        31,700       1,193,342
  Norske Skogindustrier ASA Series A...................        52,781       1,449,542
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $10,772,769)...................................                     7,143,099
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Norwegian Krone (Cost $182).........................                           180
                                                                       --------------
TOTAL -- NORWAY
  (Cost $10,772,951)...................................                     7,143,279
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
MALAYSIA -- (0.3%)(##)
COMMON STOCKS -- (0.3%)
  Berjaya Group Berhad.................................     1,302,500  $      155,916
  *Berjaya Industrial Berhad...........................       691,000          58,538
  Berjaya Leisure Berhad...............................       235,000          80,064
  Genting Berhad.......................................       750,000       1,111,878
  Golden Hope Plantations Berhad.......................     1,340,000         769,945
  Hap Seng Consolidated Berhad.........................        70,000          32,615
  Highlands and Lowlands Berhad........................       607,000         279,466
  Hong Leong Credit Berhad.............................       309,000         168,442
  IOI Corp. Berhad.....................................       436,000         167,816
  Kuala Lumpur Kepong Berhad...........................       677,000         660,792
  Malaysian Resources Corp. Berhad.....................       332,000          95,381
  *Renong Berhad.......................................       783,000         183,133
  Sime Darby Berhad (Malaysia).........................       621,000         404,851
  Southern Bank Berhad (Foreign).......................       292,500          95,345
  Tenaga Nasional Berhad...............................       193,000         179,494
                                                                       --------------
TOTAL -- MALAYSIA
  (Cost $15,724,172)...................................                     4,443,676
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Carter Holt Harvey, Ltd..............................     1,176,400       1,123,517
  Lion Nathan, Ltd.....................................       372,400         951,045
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,576,882)....................................                     2,074,562
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *New Zealand Dollar (Cost $102)......................                           107
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,576,984)....................................                     2,074,669
                                                                       --------------
IRELAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Greencore Group P.L.C................................        51,690         220,228
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Independent Newspapers P.L.C.........................        67,749  $      243,859
  Irish Life P.L.C.....................................        60,824         518,289
  Jefferson Smurfit Group P.L.C........................       292,012         583,457
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,461,157)....................................                     1,565,833
                                                                       --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Irish Punt (Cost $7,838)............................                         7,673
                                                                       --------------
TOTAL -- IRELAND
  (Cost $1,468,995)....................................                     1,573,506
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
    12/01/98 (Collateralized by U.S. Treasury Notes
    6.125%, 12/31/01, valued at $20,240,325) to be
    repurchased at $19,936,741.
    (Cost $19,934,000).................................  $     19,934      19,934,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,565,836,431)++..............................                $1,711,336,145
                                                                       --------------
                                                                       --------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,570,276,932.
  ##  Illiquid securities fair valued by the Board of Trustees.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (98.7%)
COMMON STOCKS -- (98.7%)
 ASK Corp., Yokohama...................................        64,000  $     89,554
 Achilles Corp.........................................       549,000       736,943
 Aica Kogyo Co., Ltd...................................       164,000       544,354
 Aichi Corp............................................        57,000       171,575
 Aichi Machine Industry Co., Ltd.......................       157,000       357,631
 Aichi Steel Works, Ltd................................       249,000       417,296
 Aichi Tokei Denki Co., Ltd............................        67,000       138,993
 Aida Engineering, Ltd.................................       160,000       572,730
 #Akai Electric Co., Ltd...............................       401,000       440,408
 #Akebono Brake Industry Co., Ltd......................       141,000       277,595
 Amada Metrecs Co., Ltd................................        90,000       423,202
 Amada Sonoike Co., Ltd................................       132,000       357,598
 *Amada Wasino Co., Ltd................................       122,000       160,787
 Ando Corp.............................................       120,000       204,035
 Anest Iwata Corp......................................        74,000       163,749
 *#Aoki Corp...........................................        70,000        42,141
 Aoki International Co., Ltd...........................        58,200       284,087
 Arai-Gumi, Ltd........................................        49,300       110,295
 #Araya Industrial Co., Ltd............................        84,000       116,173
 #Asahi Denka Kogyo KK.................................       169,000       734,185
 Asahi Diamond Industrial Co., Ltd.....................        80,000       359,909
 Asahi Kogyosha Co., Ltd...............................        48,000       163,228
 Asahi Optical Co., Ltd................................       162,000       593,068
 #Asahi Organic Chemicals Industry Co., Ltd............       259,000       752,221
 *Asahi Tec Corp.......................................        86,000       153,921
 Asanuma Corp..........................................       145,000       218,231
 Ashimori Industry Co., Ltd............................        84,000       152,392
 *Asics Corp...........................................       333,000       322,380
 #Atsugi Nylon Industrial Co., Ltd.....................       254,000       241,767
 Azel Corp., Tokyo.....................................        89,000       174,496
 Bando Chemical Industries, Ltd........................       213,000       519,850
 *Bank of Okinawa, Ltd.................................        19,300       389,391
 *#Bank of Osaka, Ltd..................................       393,000       613,863
 #Bank of the Ryukyus, Ltd.............................        20,280       250,778
 Bunka Shutter Co., Ltd................................       134,000       307,419
 C.I. Kasei Co., Ltd...................................        46,000       111,520
 #CKD Corp.............................................       113,000       307,964
 *#Cabin Co., Ltd......................................        67,000       115,555
 Calpis Co., Ltd.......................................       194,000       787,553
 Central Finance Co., Ltd..............................       180,000       322,161
 Central Glass Co., Ltd................................       384,000       656,036
 #Cesar Co.............................................        79,000       152,961
 #Chiba Kogyo Bank, Ltd................................        38,100       626,114
 Chino Corp............................................        70,000       154,328
 *Chisan Tokan Co., Ltd................................        64,000        59,356
 *#Chiyoda Corp........................................       275,000       635,372
 *Chori Co., Ltd.......................................       175,000       223,519
 Chuetsu Pulp and Paper Co., Ltd.......................       172,000       272,860
 Chugai Ro Co., Ltd....................................       139,000       316,629
 Chugoku Marine Paints, Ltd............................       111,000       262,781
 Chugokukogyo Co., Ltd.................................        45,000        68,459
 Chukyo Coca-Cola Bottling Co., Ltd....................        84,000       710,706
 Chukyo Sogo Bank, Ltd.................................       145,000       488,366
 *Chuo Paperboard Co., Ltd.............................        62,000        39,847
 Chuo Spring Co., Ltd., Nagoya.........................        99,000       264,977
 #Cleanup Corp.........................................        72,000       374,878

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Co-Op Chemical Co., Ltd..............................        80,000  $     65,734
 *#Copal Co., Ltd......................................        78,000       314,107
 *Cosmo Securities Co., Ltd............................       446,000       250,358
 D'urban, Inc..........................................       114,000       168,793
 *Dai Nippon Toryo, Ltd................................       193,000       307,745
 Dai-Dan Co., Ltd......................................        80,000       520,664
 *Daido Concrete Co., Ltd..............................        33,000             0
 *Daido Hoxan, Inc.....................................       196,000       430,524
 Daido Kogyo Co., Ltd..................................        60,000       114,221
 Daido Steel Sheet Corp................................        84,000       234,396
 Daidoh, Ltd...........................................        54,000       145,412
 *#Daiei OMC, Inc......................................       371,000       401,424
 #Daihen Corp..........................................       205,000       353,563
 Daiho Corp............................................        96,000       185,096
 Daiichi Cement Co., Ltd...............................        33,000        38,122
 *Daiichi Chuo Kisen Kaisha............................       390,000       247,478
 *Dai-Ichi Hotel, Ltd., Tokyo..........................        52,000        56,264
 Daiichi Jitsugyo Co., Ltd.............................        80,000       158,152
 *#Dai-Ichi Katei Denki Co., Ltd.......................        91,000        59,225
 *Dai-Ichi Kogyo Seiyaku Co., Ltd......................        47,000        95,591
 *Dai-Ichi Securities Co., Ltd.........................       228,000       133,550
 #Daiken Corp..........................................       187,000       486,821
 #Daiki Co., Ltd.......................................        28,000       259,681
 *#Daikyo, Inc.........................................       268,000       353,205
 Daimei Telecom Engineering Corp.......................        66,000       393,573
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................       163,000       534,404
 Daiso Co., Ltd........................................       112,000       228,702
 *#Daisue Construction Co., Ltd........................       185,000       135,454
 *Daito Woolen Spinning & Weaving Co., Ltd., Tokyo.....        42,000        47,836
 *#Daiwa Danchi Co., Ltd...............................       202,000       443,703
 #Daiwa Seiko, Inc.....................................       145,000       326,757
 Daiwabo Co., Ltd......................................       262,000       289,880
 *#Dantani Corp........................................        68,000        77,449
 Danto Corp............................................        42,000       205,011
 Denki Kogyo Co., Ltd..................................        89,000       510,454
 #Deodeo Corp..........................................        14,200       113,096
 Descente, Ltd.........................................       133,000       244,533
 Dijet Industrial Co., Ltd.............................        34,000        52,831
 Dynic Corp............................................        52,000       109,144
 Eagle Industry Co., Ltd...............................        43,000       110,893
 *Enshu, Ltd...........................................        69,000       117,882
 *FDK Corp.............................................        94,000       237,829
 *First Baking Co., Ltd................................        67,000       100,838
 #France Bed Co., Ltd..................................       193,000       579,377
 Fudo Construction Co., Ltd............................       201,000       367,922
 *#Fuji Car Manufacturing Co., Ltd.....................        36,000        48,617
 Fuji Denki Reiki Co., Ltd.............................        81,800       298,132
 Fuji Kiko Co., Ltd....................................        51,000        89,204
 *Fuji Kosan Co., Ltd..................................       130,000       135,373
 Fuji Kyuko Co., Ltd...................................       178,000       579,238
 Fuji Oil Co., Ltd.....................................       135,000       706,191
 *Fuji Spinning Co., Ltd., Tokyo.......................       163,000       194,932
 *Fujii & Co., Ltd.....................................        44,000        46,892
 Fujiko Co., Ltd.......................................        55,000        45,192
 Fujirebio, Inc........................................        75,000       236,129
 *#Fujiya Co., Ltd.....................................       190,000       400,342
 Fukuda Corp...........................................        65,000       172,388

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Fukushima Bank, Ltd...................................        80,000  $    180,931
 *#Fukusuke Corp.......................................        95,000       149,935
 *#Furukawa Battery Co., Ltd...........................        45,000        75,415
 #Furukawa Co., Ltd....................................       152,000       233,713
 Fuso Pharmaceutical Industries, Ltd...................       231,000       975,341
 *Ga-jo-en Kanko KK....................................        37,000             0
 *Gakken Co., Ltd......................................       158,000       200,521
 Gastec Service, Inc...................................        41,000       155,101
 Godo Shusei Co., Ltd..................................        74,000       190,840
 *Godo Steel, Ltd......................................       245,000       219,248
 *Goldwin, Inc.........................................        47,000        47,795
 Gourmet Kineya Co., Ltd...............................        28,000       195,900
 *#Graphtec Corp.......................................        39,000        64,725
 Gun-Ei Chemical Industry Co., Ltd.....................       164,000       274,845
 *Gunze Sangyo, Inc., Tokyo............................        90,000       113,488
 *Hakone Tozan Railway Co., Ltd........................        52,000       131,565
 Hakuyosha Co., Ltd....................................        57,000       150,708
 *#Hanshin Sogo Bank, Ltd..............................       189,000       372,096
 *#Hanwa Co., Ltd......................................       358,000       352,408
 Harima Chemicals, Inc.................................        37,000       136,658
 *Hayashikane Sangyo Co., Ltd..........................       128,000       148,910
 *#Hazama Corp.........................................        19,000        13,448
 Heiwado Co., Ltd......................................        74,000       478,604
 Hibiya Engineering, Ltd...............................        60,000       233,811
 Hisaka Works, Ltd.....................................        48,000       205,011
 Hisamitsu Pharmaceutical Co., Inc.....................        50,000       563,374
 *Hitachi Electronics, Ltd.............................       100,000       463,716
 Hitachi Medical Corp..................................        28,000       281,093
 Hitachi Plant Engineering & Construction Co., Ltd.....       204,000       547,673
 Hitachi Powdered Metal Co., Ltd.......................        41,000       183,453
 Hitachi Seiki Co., Ltd................................       141,000       240,888
 Hochiki Corp..........................................        42,000       135,991
 *Hodogaya Chemical Co., Ltd...........................       100,000       158,640
 *Hohsui Corp..........................................        56,000        53,303
 Hokkai Can Co., Ltd., Tokyo...........................       116,000       251,025
 *Hokkaido Bank, Ltd...................................       100,000       125,285
 Hokkaido Gas Co., Ltd.................................        87,000       157,127
 Hokko Chemical Industry Co., Ltd......................        41,000        96,730
 *Hoko Fishing Co., Ltd................................        79,000        73,267
 *#Hokuriku Electric Industry Co., Ltd.................       112,000       145,786
 Hokuriku Electrical Construction Co., Ltd.............        36,000        88,448
 Hokushin Co., Ltd.....................................        39,900        94,784
 Honen Corp............................................       128,000       239,505
 #Horiba, Ltd..........................................        54,000       549,138
 #Hosokawa Micron Corp.................................        40,000       273,348
 #Howa Machinery, Ltd..................................       181,000       207,623
 *Ichida and Co., Ltd..................................        78,000        70,436
 Ichikawa Co., Ltd.....................................        49,000        87,699
 Ichiken Co., Ltd......................................        48,000        57,794
 Ichikoh Industries, Ltd...............................       141,000       234,006
 Idec Izumi Corp.......................................        60,000       305,076
 Ihara Chemical Industry Co., Ltd......................        80,000       278,555
 Iino Kaiun Kaisha, Ltd................................       161,000       289,465
 Ikegai Corp...........................................        90,000       107,631
 #Ikegami Tsushinki Co., Ltd...........................       102,000       214,090
 Inabata and Co., Ltd., Osaka..........................        85,000       232,346
 Inageya Co., Ltd......................................        80,000       637,813
 Intec, Inc............................................        67,000       580,499
 *Inui Steamship Co., Ltd..............................        31,000        25,220
 *#Iseki & Co., Ltd....................................       322,000       348,405
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Ishihara Sangyo Kaisha, Ltd..........................       193,000  $    314,025
 Ishii Iron Works Co., Ltd.............................        52,000        97,299
 *#Ishikawa Seisakusho, Ltd............................        75,000       172,673
 Ishizuka Glass Co., Ltd...............................        49,000       105,638
 Itochu Fuel Corp......................................       192,000       618,548
 Itoki Crebio Corp.....................................        56,000       111,617
 Iwasaki Electric Co., Ltd.............................       110,000       212,089
 *Iwatsu Electric Co., Ltd.............................       145,000       212,333
 Izumi Co., Ltd........................................        64,000       426,944
 Izutsuya Co., Ltd.....................................       118,000       199,675
 #JDC Corp.............................................       256,000       135,373
 JGC Corp..............................................       172,000       432,379
 JMS Co., Ltd..........................................        59,000       187,195
 *Janome Sewing Machine Co., Ltd.......................       224,000       287,927
 Japan Aircraft Manufacturing Co., Ltd.................        70,000       183,371
 Japan Aviation Electronics Industry, Ltd..............       130,000       391,311
 Japan Carlit Co., Ltd.................................        28,000        79,954
 *#Japan Coated Paper Manufacturing Co., Ltd...........       132,000       137,455
 Japan Digital Laboratory Co., Ltd.....................        42,500       508,257
 Japan Foundation Engineering Co., Ltd.................        49,200       344,224
 *#Japan Metals & Chemicals Co., Ltd...................       201,000       395,721
 Japan Oil Transportation Co., Ltd.....................        45,000        84,933
 Japan Paperboard Industries Co., Ltd., Tokyo..........       127,000       247,966
 Japan Pulp and Paper Co., Ltd.........................       195,000       650,423
 *Japan Steel Works, Ltd...............................       226,000       294,175
 Japan Storage Battery Co., Ltd........................       173,000       346,225
 Japan Transcity Corp..................................        90,000       207,208
 Japan Vilene Co., Ltd.................................       101,000       205,418
 Japan Wool Textile Co., Ltd...........................        57,000       268,955
 #Jeol, Ltd............................................        97,000       442,702
 Joban Kosan Co., Ltd..................................       101,000       193,093
 #Joshin Denki Co., Ltd................................        98,000       239,977
 *Jujiya Co., Ltd......................................       161,000       165,034
 Juken Sangyo Co., Ltd.................................        86,000       233,680
 Juki Corp.............................................       153,000       311,178
 Kagawa Bank, Ltd......................................       129,350       644,014
 Kagome Co., Ltd.......................................       109,000       842,418
 Kahma Co., Ltd........................................        42,000       239,180
 Kaken Pharmaceutical Co., Ltd.........................       138,000       461,422
 *#Kakuei (L.) Corp....................................       100,000        81,354
 #Kamei Corp...........................................        59,000       259,193
 #Kanaden Corp.........................................        50,000       215,587
 Kanagawa Chuo Kotsu Co., Ltd..........................        90,000       311,178
 Kanematsu Corp........................................       409,000       389,302
 Kanematsu Electronics, Ltd............................        38,000       173,430
 Kanematsu-NNK Corp....................................        60,000       202,571
 *Kansai Kisen Kaisha..................................       184,000        97,299
 Kansei Corp...........................................        93,000       261,023
 Kanto Auto Works, Ltd., Yokosuka......................       122,000       391,051
 Kanto Bank, Ltd.......................................        13,400       163,521
 Kanto Denka Kogyo Co., Ltd............................        83,000       212,699
 Kanto Natural Gas Development Co., Ltd................       104,000       523,723
 *Kanto Special Steel Works, Ltd.......................        84,000        85,421
 Kasho Co., Ltd., Tokyo................................        46,000       321,835
 #Kasumi Co., Ltd......................................       132,000       495,054
 Katakura Industries Co., Ltd..........................        49,000       213,269
 Kato Works Co., Ltd...................................        82,000       172,112

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Katsumura Construction Co., Ltd.......................        48,600  $     62,074
 #Kawada Industries, Inc...............................        76,000       157,663
 Kawai Musical Instruments Manufacturing Co., Ltd......        99,000       240,010
 Kawashima Textile Manufacturers, Ltd..................       126,000       179,385
 #Kawasho Corp.........................................       208,000       241,978
 Kawasho Gecoss Corp...................................        46,000       150,065
 Kayaba Industry Co., Ltd..............................       284,000       436,674
 Keihin Co., Ltd.......................................       100,000       139,115
 #Keiyo Co., Ltd.......................................       104,900       516,307
 *Kimmon Manufacturing Co., Ltd........................        41,000        65,376
 #Kimura Chemical Plants Co., Ltd......................        27,000        47,445
 *Kinki Nippon Tourist Co., Ltd........................       101,000       212,813
 #Kinki Sharyo Co., Ltd., Nagaokakyo...................       101,000       163,513
 Kinseki, Ltd..........................................        56,000       258,770
 *Kinsho-Mataichi Corp.................................        42,000        44,761
 *Kinugawa Rubber Industrial Co., Ltd..................        83,000        82,379
 Kioritz Corp..........................................        96,000       135,893
 #Kitagawa Iron Works Co., Ltd.........................       124,000       206,801
 Kita-Nippon Bank, Ltd.................................        14,306       663,392
 Kitano Construction Corp..............................       116,000       226,489
 Kitz Corp.............................................       234,000       321,721
 Koa Corp..............................................        53,000       475,154
 Koatsu Gas Kogyo Co., Ltd.............................        78,000       212,577
 *Kobe Kiito Co., Ltd..................................        53,000        39,237
 Kokune Corp...........................................        42,000        44,419
 Kokusai Kogyo Co., Ltd................................        60,000       254,312
 Komai Tekko, Inc......................................        53,000       117,279
 Komatsu Construction Co., Ltd.........................        29,000        40,107
 Komatsu Forklift Co., Ltd.............................       153,000       241,474
 Komatsu Seiren Co., Ltd...............................        75,000       277,620
 Komatsu Zenoah Co.....................................        75,000       176,334
 Kosei Securities Co., Ltd.............................       137,000       201,733
 *Krosaki Corp.........................................        96,000       111,682
 *#Kumiai Chemical Industry Co., Ltd., Tokyo...........       153,000       314,912
 Kurabo Industries, Ltd................................       331,000       371,607
 #Kuraya Corp..........................................        53,500       627,619
 Kyodo Printing Co., Ltd...............................        88,000       411,650
 Kyodo Shiryo Co., Ltd.................................       145,000       175,765
 Kyoei Tanker Co., Ltd.................................        53,000        53,466
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................        38,300       140,213
 *#Kyokuyo Co., Ltd....................................       167,000       225,529
 Kyosan Electric Manufacturing Co., Ltd................        94,000       217,947
 Kyowa Leather Cloth Co., Ltd..........................        32,000        98,926
 #Kyushu Bank, Ltd.....................................       146,000       472,730
 Life Corp.............................................        83,000       374,756
 #MR Max Corp..........................................        50,300       186,599
 Maezawa Industries, Inc...............................        30,700       287,219
 Magara Construction Co., Ltd..........................        61,000        88,334
 Marudai Food Co., Ltd.................................       232,000       481,289
 Maruei Department Store Co., Ltd......................        72,000       181,581
 Maruetsu, Inc.........................................        43,000       130,483
 Maruha Corp...........................................       434,000       451,936
 Marusan Securities Co., Ltd...........................        93,000       312,471
 Maruwn Corp...........................................        44,000       163,228
 *Maruyama Manufacturing Co., Inc......................        73,000       146,095
 #Maruzen Co., Ltd.....................................       179,000       428,132
 Maruzen Showa Unyu Co., Ltd...........................       175,000       318,907
 Matsui Construction Co., Ltd..........................        40,000        97,624
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Matsuo Bridge Co., Ltd................................        37,000  $     65,921
 #Matsuya Co., Ltd.....................................        74,000       225,155
 Meiden Engineering Co., Ltd...........................        31,000       149,553
 *Meiji Shipping Co., Ltd..............................        47,000        72,649
 Meisei Industrial Co., Ltd............................        29,000        49,544
 Meito Sangyo Co., Ltd.................................        38,000       333,876
 *Meiwa Trading Co., Ltd...............................        55,000       100,675
 Melco, Inc............................................        32,000       501,139
 #Misawa Homes Co., Ltd................................       159,000       452,733
 Misawa Resort Co., Ltd................................        40,000        84,608
 #Mitsuba Corp.........................................        67,000       257,818
 Mitsubishi Cable Industries, Ltd......................       238,000       406,606
 *Mitsubishi Kakoki Kaisha, Ltd........................       117,000       266,515
 Mitsubishi Pencil Co., Ltd............................        61,000       459,038
 *Mitsubishi Plastics, Inc.............................       310,000       378,295
 Mitsubishi Rayon Co. Ltd..............................        81,200       216,674
 *Mitsubishi Shindoh Co., Ltd..........................        82,000       108,070
 *#Mitsubishi Steel Manufacturing Co., Ltd.............       253,000       246,990
 Mitsuboshi Belting, Ltd...............................       153,000       443,117
 #Mitsui Construction Co., Ltd.........................       314,000       319,313
 Mitsui Home Co., Ltd..................................        93,000       491,783
 #Mitsui Matsushima Co., Ltd...........................        90,000       112,024
 *#Mitsui Mining Co., Ltd..............................       225,000       223,316
 Mitsui Sugar Co., Ltd.................................       116,000       197,234
 Mitsui Wood Systems, Inc..............................        41,500        86,093
 Mitsui-Soko Co., Ltd..................................        85,000       300,114
 Mitsuuroko Co., Ltd...................................       106,000       483,778
 Miura Co., Ltd........................................        65,000       877,806
 Miyaji Iron Works Co. Ltd.............................        90,000       151,562
 *Miyakoshi Corp.......................................        18,000        19,037
 #Miyoshi Oil & Fat Co., Ltd...........................       120,000       224,536
 Miyuki Keori Co., Ltd.................................        50,000       187,927
 *#Morinaga & Co., Ltd.................................       374,000       480,735
 Morita Corp...........................................        72,000       158,152
 *Morozoff, Ltd., Osaka................................        50,000        85,015
 Mory Industries, Inc..................................        66,000       108,998
 Mos Food Services, Inc................................        20,000       252,196
 *Mutoh Industries, Ltd................................        61,000        66,498
 Mutow Co., Ltd........................................        38,000       185,177
 NOF Corp..............................................        54,000       100,602
 Nabco, Ltd............................................       120,000       208,916
 Nachi-Fujikoshi Corp..................................        65,000       106,289
 *#Nagasakiya Co., Ltd. (Tokyo)........................       231,000       328,872
 Nagatanien Co., Ltd...................................        53,000       444,541
 Naigai Co., Ltd.......................................       109,000       123,259
 Nakabayashi Co., Ltd..................................        92,000       234,266
 Nakamuraya Co., Ltd...................................        85,000       227,506
 *#Nakano Corp.........................................        66,000        83,225
 #Nakayama Steel Works, Ltd............................       206,000       383,778
 *#Namihaya Bank Ltd...................................           177       335,511
 *National Securities Co., Ltd.........................       146,000        79,580
 *#Navix Line, Ltd.....................................       599,000       277,766
 Nemic-Lambda KK.......................................        26,000       575,333
 Neturen Co., Ltd., Tokyo..............................        67,000       171,152
 *New Japan Securities Co., Ltd........................       263,000       248,194
 Nichia Steel Works, Ltd...............................        64,900       243,401
 Nichias Corp..........................................       237,000       501,302
 #Nichiban Co., Ltd....................................        58,000       160,429
 *Nichiboshin, Ltd.....................................       119,000        97,779
 Nichiha Corp..........................................        46,000       377,969
 *Nichimo Co., Ltd.....................................        54,000        72,047

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Nichimo Corp..........................................        85,000  $     87,130
 Nichireki Co., Ltd....................................        44,000       164,660
 #Nichiro Corp.........................................       289,000       399,691
 Nifco, Inc............................................        87,000       697,161
 *Nihon Kentetsu Co., Ltd..............................        27,000        68,972
 Nihon Kohden Corp.....................................        85,000       257,932
 Nihon Matai Co., Ltd..................................        50,000       122,031
 #Nihon Nohyaku Co., Ltd...............................       103,000       215,351
 #Nihon Nosan Kogyo KK.................................       201,000       292,702
 #Nihon Parkerizing Co., Ltd...........................        92,000       299,382
 *Nihon Spindle Manufacturing Co., Ltd.................        56,000        87,016
 Nihon Tokushu Toryo Co., Ltd..........................        35,000        64,920
 Niigata Chuo Bank, Ltd................................       130,000       266,515
 *Niigata Engineering Co., Ltd.........................       586,000       471,965
 Nikken Chemicals Co., Ltd.............................       130,000       399,772
 #Nikkiso Co., Ltd.....................................       114,000       732,671
 Nikko Co., Ltd., Akashi...............................        65,000       134,844
 #Nippon Beet Sugar Manufacturing Co., Ltd.............       265,000       433,331
 #Nippon Carbide Industries Co., Inc., Tokyo...........       101,000       245,680
 *#Nippon Carbon Co., Ltd..............................       177,000       276,472
 #Nippon Chemical Industrial Co., Ltd..................       131,000       360,218
 Nippon Chemi-Con Corp.................................       155,000       585,096
 Nippon Chemiphar Co., Ltd.............................        49,000       115,604
 #Nippon Chutetsukan KK................................        44,000        83,404
 Nippon Columbia Co., Ltd..............................        99,000       206,183
 #Nippon Concrete Industries Co., Ltd..................        65,000        97,828
 Nippon Conlux Co., Ltd................................        63,000       265,490
 *Nippon Conveyor Co., Ltd.............................        43,000        44,077
 #Nippon Denko Co., Ltd................................       159,000       240,595
 Nippon Densetsu Kogyo Co., Ltd........................       118,000       374,390
 #Nippon Dry-Chemical Co., Ltd.........................        40,500       168,366
 *Nippon Electric Industry Co., Ltd....................        67,000       142,263
 Nippon Felt Co., Ltd..................................        28,000        75,171
 Nippon Flour Mills Co., Ltd...........................        95,000       251,180
 Nippon Formula Feed Manufacturing Co., Ltd............       100,000       117,149
 Nippon Gas Co., Ltd...................................        62,000       217,393
 Nippon Hume Pipe Co., Ltd.............................        43,000        95,501
 *#Nippon Kasei Chemical Co., Ltd......................       113,000       160,877
 Nippon Kinzoku Co., Ltd...............................        93,000       115,758
 Nippon Koei Co., Ltd., Tokyo..........................       146,000       358,705
 *#Nippon Koshuha Steel Co., Ltd.......................       151,000       173,210
 *Nippon Lace Co., Ltd.................................        26,000        37,862
 *Nippon Metal Industry Co., Ltd.......................       282,000       312,008
 Nippon Pipe Manufacturing Co., Ltd....................        35,000        58,371
 Nippon Piston Ring Co., Ltd...........................       133,000       200,171
 Nippon Road Co., Ltd..................................       147,000       252,335
 Nippon Seisen Co., Ltd................................        39,000        68,532
 #Nippon Sharyo, Ltd...................................       132,000       353,303
 Nippon Shinpan Co., Ltd...............................       189,000       345,957
 Nippon Shinyaku Co., Ltd..............................       174,000     1,019,199
 Nippon Signal Co., Ltd................................       109,000       487,715
 *Nippon Steel Chemical Co., Ltd.......................       422,000       418,841
 *Nippon Suisan Kaisha, Ltd............................       276,000       307,615
 Nippon Synthetic Chemical Industry Co., Ltd...........       152,000       323,983
 Nippon Thompson Co., Ltd..............................        92,000       434,103
 Nippon Valqua Industries, Ltd.........................       119,000       184,909
 *Nippon Yakin Kogyo Co., Ltd..........................       243,000       166,059
 Nippon Yusen KK.......................................        54,750       167,029
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Nippon Yusoki Co., Ltd................................        49,000  $    103,645
 #Nissan Construction Co., Ltd.........................       128,000       166,612
 *Nissan Diesel Motor Co., Ltd.........................       229,000       437,805
 Nissan Shatai Co., Ltd................................       351,000       765,278
 *#Nisseki House Industry Co., Ltd.....................       260,000       361,699
 Nissha Printing Co., Ltd..............................        81,000       486,316
 Nisshin Oil Mills, Ltd................................       179,000       493,662
 Nissin Corp...........................................       150,000       292,873
 Nissin Electric Co., Ltd..............................       187,000       394,020
 #Nitsuko Corp.........................................       157,000       524,951
 Nittetsu Mining Co., Ltd..............................       147,000       393,451
 Nitto Electric Works, Ltd.............................        59,000       431,988
 Nitto Flour Milling Co., Ltd..........................        54,000       113,781
 Nitto Seiko Co., Ltd..................................        56,000       111,617
 *Nitto Seimo Co., Ltd.................................        32,000        36,446
 #Nittoc Construction Co., Ltd.........................        61,000       166,246
 Nohmi Bosai, Ltd......................................        59,000       232,794
 Noritz Corp...........................................        53,000       353,563
 North Pacific Bank, Ltd...............................       146,000       577,253
 *Nozaki and Co., Ltd..................................        28,000        17,312
 O-M, Ltd..............................................        46,000        76,717
 *OKK Corp.............................................       101,000       198,023
 Obayashi Road Corp....................................        65,000       126,912
 Odakyu Construction Co., Ltd..........................        29,000        77,855
 *Odakyu Real Estate Co., Ltd..........................        58,000       112,301
 Ohki Corp.............................................        73,000       112,838
 *Ohkura Electric Co., Ltd.............................        34,000        58,087
 Okabe Co., Ltd........................................        39,000       126,594
 Okamoto Industries, Inc...............................       222,000       480,410
 Okamura Corp..........................................       197,000       479,198
 *Okasan Securities Co., Ltd...........................       342,000       528,636
 Oki Electric Cable Co., Ltd...........................        56,000        97,950
 *#Okuma and Howa Machinery, Ltd.......................        69,000       182,997
 *Okura and Co., Ltd...................................       128,000        67,686
 Okura Industrial Co., Ltd.............................        96,000       210,869
 Ono Sokki Co., Ltd....................................        43,000       144,826
 *Optec Dai-Ichi Denko Co., Ltd........................        59,333        69,026
 Organo Corp...........................................       101,000       410,836
 Oriental Construction Co., Ltd........................        39,000       144,362
 Origin Electric Co., Ltd..............................        54,000       235,031
 Osaka Oxygen Industries, Ltd..........................       190,000       332,330
 Osaki Electric Co., Ltd...............................        56,000       171,754
 P.S.C. Corp...........................................        35,000       131,264
 #Pacific Industrial Co., Ltd..........................        78,000       260,169
 *Pacific Metals Co., Ltd..............................       299,000       209,193
 Parco Co., Ltd........................................        82,000       327,546
 *#Pasco Corp..........................................       150,000       524,731
 Pilot Corp............................................        32,000       103,352
 Pokka Corp............................................        48,000       287,016
 Press Kogyo Co., Ltd..................................       143,000       159,380
 *Prima Meat Packers, Ltd..............................       230,000       263,830
 Raito Kogyo Co., Ltd..................................        72,700       618,648
 #Rasa Industries, Ltd.................................       119,000       362,073
 *Renown Look, Inc.....................................        50,000        52,066
 *Renown, Inc..........................................       402,000       281,256
 Rheon Automatic Machinery Co., Ltd....................        40,000       148,064
 Rhythm Watch Co., Ltd.................................       344,000       478,555
 #Riken Corp...........................................       193,000       303,034
 Riken Keiki Co., Ltd..................................        33,000       120,273
 #Riken Vinyl Industry Co., Ltd........................       123,000       405,263
 Rohto Pharmaceutical Co., Ltd.........................        68,000       489,033
 #Ryobi, Ltd...........................................       218,000       416,775

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Ryoden Trading Co., Ltd...............................        80,000  $    258,379
 Ryoyo Electro Corp....................................        42,000       392,938
 S.T. Chemical Co., Ltd................................        48,000       175,724
 SMK Corp..............................................       127,000       419,476
 SS Pharmaceutical Co., Ltd., Tokyo....................       188,000       695,900
 #SXL Corp.............................................       148,000       326,293
 Saeki Kensetsu Kogyo Co., Ltd.........................        71,000       109,746
 Sagami Co., Ltd.......................................        60,000       134,722
 Sakai Chemical Industry Co., Ltd......................       184,000       470,029
 Sakai Heavy Industries, Ltd...........................        60,000       139,115
 *Sakai Ovex Co., Ltd..................................        85,000       121,014
 Sakata Inx Corp.......................................        92,000       285,161
 Sakurada Co., Ltd.....................................        38,000        59,046
 San-Ai Oil Co., Ltd...................................       118,000       297,592
 Sankei Building Co., Ltd..............................        97,000       302,237
 *Sanko Metal Industrial Co., Ltd., Tokyo..............        54,000        61,064
 *Sankyo Aluminum Industry Co., Ltd....................       359,000       347,551
 Sankyo Seiki Manufacturing Co., Ltd...................        84,000       354,670
 Sankyo Seiko Co., Ltd.................................        86,000       230,882
 #Sankyu, Inc., Tokyo..................................       164,000       213,472
 Sanshin Electronics Co., Ltd..........................        51,000       343,126
 *#Sansui Electric Co., Ltd............................       353,000       129,230
 Sanyo Industries, Ltd., Tokyo.........................        48,000        80,443
 Sanyo Special Steel Co., Ltd..........................       339,000       308,884
 *Sasaki Glass Co., Ltd................................        56,000        58,314
 #Sasebo Heavy Industries Co., Ltd., Tokyo.............       257,000       307,346
 Sata Construction Co., Ltd., Gumma....................        61,000        93,793
 #Sato Kogyo Co., Ltd..................................        34,000        29,320
 Sato Shoji Corp.......................................        31,000        80,703
 *Sawafugji Electric Co., Ltd..........................        31,000        47,917
 #Seika Corp...........................................       145,000       294,907
 *Seikitokyu Kogyo Co., Ltd............................        86,000        74,162
 Seiko Corp............................................        43,000       188,903
 Seiren Co., Ltd.......................................        81,000       243,817
 Seiyo Food Systems, Inc...............................       137,000       498,202
 Sekisui Jushi Co., Ltd................................        85,000       359,583
 Sekisui Plastics Co., Ltd.............................       150,000       203,791
 Senko Co., Ltd........................................       205,000       333,550
 Senshukai Co., Ltd....................................        71,000       457,468
 *#Settsu Corp.........................................       324,000       121,250
 Shibaura Engineering Works Co., Ltd...................        45,000       186,707
 Shibusawa Warehouse Co., Ltd..........................       119,000       306,891
 Shibuya Kogyo Co., Ltd................................        54,000       335,633
 *Shikibo, Ltd.........................................       155,000       134,925
 #Shikoku Chemicals Corp...............................        89,000       246,176
 Shimizu Bank, Ltd.....................................        11,400       572,226
 #Shimura Kako Co., Ltd................................        55,000        85,015
 Shin Nippon Air Technologies Co., Ltd.................        37,180       148,212
 Shinagawa Fuel Co., Ltd...............................       160,000       559,713
 #Shinagawa Refractories Co., Ltd......................       116,000       389,749
 Shindengen Electric Manufacturing Co., Ltd............        50,000       233,078
 Shin-Etsu Polymer Co., Ltd............................       143,000       721,282
 *#Shinko Electric Co., Ltd............................       257,000       464,155
 Shinko Shoji Co., Ltd.................................        41,000       214,139
 *Shin-Kobe Electric Machinery Co., Ltd................        71,000       175,016
 Shinmaywa Industries, Ltd.............................       168,000       321,184
 #Shinsho Corp.........................................       110,000       150,342
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Shintom Co., Ltd.....................................        83,000  $     61,446
 *Shinwa Kaiun Kaisha, Ltd.............................       238,000       174,260
 Shinyei Kaisha........................................        54,000        74,243
 Shiroki Co., Ltd......................................       132,000       289,945
 *#Shochiku Co., Ltd...................................       134,000       491,653
 Shoko Co., Ltd........................................       156,000       223,365
 *#Shokusan Jutaku Sogo Co., Ltd.......................       207,000       117,882
 #Showa Corp...........................................       117,000       671,998
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......       132,000       214,774
 Showa Highpolymer Co., Ltd............................        79,000       236,511
 Showa Sangyo Co., Ltd.................................       185,000       374,756
 *Silver Seiko, Ltd....................................        87,000        71,485
 #Sintokogio, Ltd., Nagoya.............................       108,000       331,240
 Soda Nikka Co., Ltd...................................        35,000        62,642
 *#Sogo Co., Ltd.......................................       263,000       408,664
 *Sokkisha Co., Ltd....................................        40,000        61,829
 #Sotetsu Rosen Co., Ltd...............................        42,000       189,635
 Star Micronics Co., Ltd...............................        84,000       403,189
 Subaru Enterprise Co., Ltd............................        36,000       119,785
 *Suminoe Textile Co., Ltd.............................       142,000       207,940
 #Sumitomo Coal Mining Co., Ltd........................       107,000       190,636
 #Sumitomo Construction Co., Ltd.......................       320,000       385,291
 *Sumitomo Corporation's Leasing, Ltd..................        35,000       174,829
 Sumitomo Densetsu Co., Ltd............................        44,700       176,371
 *#Sumitomo Light Metal Industries, Ltd................       493,000       525,407
 #Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................        78,000       243,671
 #Sumitomo Seika Chemicals Co., Ltd....................       102,000       258,070
 #Sun Wave Corp........................................        88,000       215,490
 Sun-S, Inc............................................        26,300       105,910
 SunTelephone Co., Ltd.................................        65,000       166,043
 *#Suzutan Co., Ltd....................................        62,000        83,225
 #TYK Corp.............................................        67,000       174,967
 Tabai Espec Corp......................................        34,000       154,897
 Tadano, Ltd...........................................        23,000        61,935
 Taihei Dengyo Kaisha, Ltd.............................        66,000       215,848
 Taihei Kogyo Co., Ltd.................................       114,000       177,140
 *#Taiheiyo Kaiun Co., Ltd.............................        72,000        39,831
 *Taiheiyo Kouhatsu, Inc...............................        90,000        92,987
 *Taiheiyo Securities Co., Ltd.........................       218,000       154,295
 Taikisha, Ltd.........................................        97,000       751,253
 Taisei Fire & Marine Insurance Co., Ltd...............       118,000       232,314
 *Taisei Prefab Construction Co., Ltd..................       134,000       160,251
 Taisei Rotec Corp.....................................       127,000       207,672
 Taito Co., Ltd........................................        70,000       216,970
 #Taiyo Toyo Sanso Co., Ltd............................       232,000       394,468
 Takada Kiko Co., Ltd..................................        31,000       121,054
 #Takaoka Electric Manufacturing Co., Ltd., Tokyo......       156,000       260,169
 *Taka-Q Co., Ltd......................................        69,500       107,428
 Takara Co., Ltd.......................................        39,000       212,260
 *Takarabune Corp......................................        52,000        57,956
 Takasago International Corp...........................       116,000       594,533
 *#Takasaki Paper Manufacturing Co., Ltd...............       157,000       136,666
 Takashima & Co., Ltd..................................        60,000       110,804
 Takiron Co., Ltd......................................       140,000       317,768
 #Tamura Corp..........................................       137,000       635,291
 Tamura Electric Works, Ltd............................        74,000       211,308
 #Tasaki Shinju Co., Ltd...............................        53,000       155,654

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Tateho Chemical Industries Co., Ltd..................        26,500  $     50,232
 #Tatsuta Electric Wire & Cable Co., Ltd...............       106,000       156,948
 *Tayca Corp...........................................        74,000       167,361
 *Teac Corp............................................       109,000       512,545
 Teijin Seiki Co., Ltd.................................       138,000       314,351
 Teikoku Hormone Manufacturing Co., Ltd................        33,000       195,713
 *Teikoku Sen-I Co., Ltd...............................        39,000        63,456
 Teikoku Tsushin Kogyo Co., Ltd........................        73,000       193,606
 Teisan KK.............................................       219,000       548,747
 #Tekken Corp..........................................       274,000       414,611
 Ten Allied Co., Ltd...................................        37,000       130,939
 Tenma Corp............................................        44,000       476,082
 *Tesac Corp...........................................        92,000        89,814
 #Tetra Co., Ltd., Tokyo...............................        28,000        47,836
 The Daito Bank, Ltd...................................        72,000       207,940
 Titan Kogyo KK........................................        36,000        79,076
 Toa Corp..............................................       110,000       206,720
 Toa Doro Kogyo Co., Ltd...............................        85,000       141,759
 *Toa Wool Spinning & Weaving Co., Ltd.................        73,000        83,143
 *#Tobishima Corp......................................       100,000        70,778
 *Tobu Store Co., Ltd..................................        71,000       110,901
 Tochigi Bank, Ltd.....................................       105,000       486,902
 Tochigi Fuji Industrial Co., Ltd......................        51,000       106,215
 #Toda Kogyo Corp......................................        88,000       425,252
 Todentu Corp..........................................        57,000       166,010
 Toenec Corp...........................................       170,000       622,356
 *#Toho Rayon Co., Ltd.................................       174,000       294,435
 #Toho Real Estate Co., Ltd............................        98,000       389,066
 #Toho Zinc Co., Ltd...................................       205,000       578,710
 *#Tohpe Corp..........................................        36,000        57,110
 Tohto Suisan Co., Ltd.................................        54,000        79,954
 #Tokai Carbon Co., Ltd................................       125,000       280,670
 #Tokai Corp...........................................       108,000       478,848
 *Tokai Kanko Co., Ltd.................................       198,000       107,924
 Tokai Maruman Securities Co., Ltd.....................        99,000       167,524
 #Tokai Pulp Co., Ltd..................................        88,000       246,990
 Tokai Rika Co., Ltd...................................       127,000       494,899
 *Tokai Senko KK, Nagoya...............................        47,000        77,237
 Tokico, Ltd...........................................       189,000       252,164
 Tokimec, Inc..........................................       119,000       201,367
 Tokin Corp............................................        82,000       435,617
 Toko Electric Corp....................................        39,000       106,606
 Toko, Inc.............................................        90,000       363,163
 #Tokushima Bank, Ltd..................................        58,000       366,157
 #Tokushu Paper Manufacturing Co., Ltd.................       119,000       710,592
 Tokyo Denki Komusho Co., Ltd..........................        57,000       199,862
 Tokyo Kikai Seisakusho, Ltd...........................        94,400       587,504
 *Tokyo Nissan Auto Sales Co., Ltd.....................        63,000        91,743
 Tokyo Rakutenchi Co., Ltd.............................        92,000       260,462
 #Tokyo Rope Manufacturing Co., Ltd....................       286,000       404,849
 Tokyo Sangyo Co., Ltd.................................        36,500       108,680
 *Tokyo Securities Co., Ltd............................       193,000       177,424
 #Tokyo Tanabe Co., Ltd., Tokyo........................       119,000       430,809
 *Tokyo Tatemono Co., Ltd..............................       212,000       375,984
 *Tokyo Tekko Co., Ltd.................................        67,000        49,056
 Tokyo Theatres Co., Inc., Tokyo.......................       116,000       156,655
 Tokyotokeiba Co., Ltd.................................        77,000       104,613
 *#Tokyu Car Corp......................................       213,000       251,261
                                                               SHARES        VALUE+
                                                         ------------  ------------
 #Tokyu Construction Co., Ltd..........................       356,000  $    289,619
 Tokyu Hotel Chain Co., Ltd............................       189,000       230,638
 Tokyu Store Chain Corp................................       175,000       723,234
 *Tokyu Tourist Corp...................................        38,000        46,372
 #Toli Corp............................................       101,000       193,915
 Tomoe Corp............................................        56,000       112,528
 *Tomoegawa Paper Co., Ltd.............................        55,000       138,708
 Tomoku Co., Ltd.......................................       185,000       365,726
 Tonami Transportation Co., Ltd........................       173,000       323,706
 Topcon Corp...........................................        68,000       232,346
 Topre Corp............................................        85,000       345,753
 #Topy Industries, Ltd.................................       286,000       386,235
 Torishima Pump Manufacturing Co., Ltd., Osaka.........        45,000       180,117
 Toshiba Ceramics Co., Ltd.............................       142,000       427,432
 Toshiba Engineering & Construction Co., Ltd...........        89,000       219,387
 #Toshiba Machine Co., Ltd.............................       294,000       660,137
 Toshiba Tungaloy Co.,Ltd..............................       124,000       334,917
 Tosho Printing Co., Ltd...............................        94,000       225,594
 *Tostem Viva Corp.....................................       119,000       201,367
 Totenko Co., Ltd......................................        35,000       190,774
 Totetsu Kogyo Co., Ltd................................        53,000       112,105
 Totoku Electric Co., Ltd., Tokyo......................        62,000       110,462
 *#Towa Real Estate Development Co., Ltd...............       160,000       119,753
 Toyo Aluminium KK.....................................        81,000       252,384
 Toyo Chemical Co., Ltd................................        52,000       187,406
 Toyo Communication Equipment Co., Ltd.................        79,000       321,347
 Toyo Construction Co., Ltd............................       290,000       323,218
 Toyo Corp.............................................        41,000       296,860
 *Toyo Electric Co., Ltd...............................        67,000        81,760
 Toyo Engineering Corp.................................       247,000       307,444
 *Toyo Kanetsu KK......................................       206,000       232,948
 Toyo Kohan Co., Ltd...................................       123,000       486,316
 Toyo Radiator Co., Ltd................................       104,000       144,679
 *Toyo Securities Co., Ltd.............................       113,000       135,137
 Toyo Shutter Co., Ltd.................................        77,000       231,777
 #Toyo Sugar Refining Co., Ltd.........................        60,000        99,577
 #Toyo Tire & Rubber Co., Ltd..........................       301,000       526,480
 #Toyo Umpanki Co., Ltd................................       146,000       313,570
 Toyo Wharf & Warehouse Co., Ltd.......................       118,000       192,955
 Tsubaki Nakashima Co., Ltd............................        98,000       562,073
 Tsubakimoto Machinery & Engineering Co., Ltd..........        44,000        74,455
 Tsudakoma Corp........................................       101,000       175,016
 *Tsugami Corp.........................................       124,000       146,274
 *Tsukamoto Co., Ltd...................................        44,000        94,858
 Tsukishima Kikai Co., Ltd.............................        64,000       420,696
 #Tsumura & Co., Inc...................................       124,000       456,980
 Tsurumi Manufacturing Co., Ltd........................        42,000       187,927
 Tsutsumi Jewelry Co., Ltd.............................        24,900       352,473
 Tsutsunaka Plastic Industry Co., Ltd..................        71,000       178,482
 #Uchida Yoko Co., Ltd.................................        72,000       187,439
 Ueki Corp.............................................        47,000        72,649
 Unisia Jecs Corp......................................       215,000       362,065
 Utoc Corp.............................................        38,000        46,990
 #Wakachiku Construction Co., Ltd......................       194,000       356,687
 #Wakamoto Pharmaceutical Co., Ltd.....................        48,000       165,181
 Xebio Co., Ltd........................................        34,000       652,782
 Yahagi Construction Co., Ltd..........................        59,000       191,995

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Yahagi Corp..........................................        40,000  $        325
 Yamamura Glass Co., Ltd...............................       213,000       280,719
 Yamatane Corp.........................................       131,000       325,049
 *#Yamatane Securities Co., Ltd........................       203,000       151,936
 Yamato International, Inc.............................        43,000        50,724
 Yamazen Co., Ltd......................................       140,000       222,096
 Yaskawa Electric Corp.................................       145,000       277,213
 Yokogawa Bridge Corp..................................        70,400       215,347
 *Yokohama Matsuzakaya, Ltd............................        27,000        28,994
 Yokohama Reito Co., Ltd...............................       111,000       645,664
 Yomeishu Seizo Co., Ltd...............................        46,000       296,388
 #Yomiuri Land Co., Ltd................................       157,000       383,176
 #Yondenko Corp........................................        58,800       240,615
 #Yonekyu Corp.........................................        35,500       515,518
 #Yorozu Corp..........................................        26,800       169,626
 Yoshihara Oil Mill, Ltd...............................        36,000        74,683
 Yoshimoto Kogyo Co., Ltd..............................        60,000       371,949
 *#Yuasa Corp..........................................       307,000       779,238
 Yuasa Trading Co., Ltd................................       174,000       261,878
 Yuken Kogyo Co., Ltd..................................        60,000       114,710
 Yurtec Corp...........................................        62,000       361,145
 #Zenchiku Co., Ltd....................................       126,000       312,642
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $398,577,229)..................................                 186,827,302
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $15,302)..........................                      15,399
                                                                       ------------
TOTAL -- JAPAN
  (Cost $398,592,531)..................................                 186,842,701
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $2,566,650) to be
   repurchased at $2,522,347 (Cost $2,522,000).........  $      2,522     2,522,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $401,114,532)++....                $189,364,700
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $412,679,124.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
MALAYSIA -- (26.0%)(##)
COMMON STOCKS -- (26.0%)
 A&M Realty Berhad.....................................        49,000  $     10,829
 ACP Industries Berhad.................................        35,000        15,341
 AMMB Holdings Berhad..................................       964,000       688,825
 Actacorp Holdings Berhad..............................        26,000         8,906
 *Advance Synergy Berhad...............................       913,800       143,886
 Affin Holdings Berhad.................................     1,380,000       447,293
 Ajinimoto (Malaysia) Berhad...........................        44,000        23,823
 Aluminum Co. of Malaysia..............................       139,000        27,902
 Amalgamated Containers Berhad.........................        47,000         8,050
 Amalgamated Industrial Steel Berhad...................       125,000        41,897
 Amway (Malaysia) Holdings Berhad......................       310,000       451,013
 Anakku Corp. Berhad...................................        10,000         4,512
 Ancom Berhad..........................................       373,000       104,413
 Angkasa Marketing Berhad..............................       164,000        24,162
 *Anson Perdana Berhad.................................       116,000        24,994
 Antah Holding Berhad..................................       755,000       117,491
 *Aokam Perdana Berhad.................................       213,000        24,124
 *Arab Malaysia Corp. Berhad...........................       448,000       108,081
 Arab Malaysia Finance Berhad..........................     1,076,000       255,624
 Arab Malaysian Development Berhad.....................     1,082,000       135,499
 Arensi Holdings (Malaysia) Berhad.....................        33,000         2,492
 *Asas Dunia Berhad....................................       226,000        45,366
 *Asia Pacific Land Berhad.............................     1,718,100       174,025
 Asiatic Development Berhad............................     1,794,000       383,249
 *Austral Amalgamated Berhad...........................       291,333        38,093
 Austral Enterprises Berhad............................       349,499       270,331
 Autoways Holdings Berhad..............................        10,000         2,376
 Ayer Hitam Planting Syndicate Berhad..................        51,000       145,580
 *Ayer Hitam Tin Dredging Malaysia Berhad..............        36,000         7,492
 *Ayer Molek Rubber Co. Berhad.........................         1,000         9,392
 Ban Hin Lee Bank Berhad...............................       198,500       171,083
 Bandar Raya Developments Berhad.......................     1,176,000       233,901
 Batu Kawan Berhad.....................................       394,500       334,199
 Berjaya Capital Berhad................................       248,000        73,989
 *Berjaya Industrial Berhad............................       473,000        40,070
 Berjaya Singer Berhad.................................       142,000        43,149
 *Berjuntai Tin Dredging Berhad........................        36,000        28,906
 *Best World Land Berhad...............................       120,100        10,838
 Bimb Holdings BHD.....................................     1,058,600       341,169
 Bina Puri Holdings Berhad.............................        49,000        14,980
 *Bolton Properties Berhad.............................       207,000        35,453
 Boustead Holdings Berhad..............................       767,000       477,433
 CCM Bioscience........................................           550           365
 *CHG Industries Berhad................................        33,000         8,934
 CI Holdings Berhad....................................        72,000        45,083
 Cahya Mata Sarawak Berhad.............................       975,000       448,895
 Cement Industries of Malaysia Berhad..................       419,000       192,910
 *Chase Perdana Berhad.................................        34,000        19,536
 Chemical Co. of Malaysia Berhad.......................       333,000       275,967
 Chin Teck Plantations Berhad..........................       134,000       159,171
 Chocolate Products (Malaysia) Berhad..................       500,100        47,892
 Choo Bee Metal Industries Berhad......................       120,000        23,867

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Cold Storage (Malaysia) Berhad........................       199,000  $     71,464
 *Computer Forms Malaysia Berhad.......................        19,000        14,696
 *Concrete Engineering Products Berhad.................        29,000         9,934
 *Construction & Supplies House Berhad.................       242,000        52,589
 Country Heights Holdings Berhad.......................       211,600       117,685
 Cycle & Carriage Bintang Berhad.......................       242,000       195,204
 DMIB Berhad...........................................       234,000        49,989
 DNP Holdings Berhad...................................       732,000       121,326
 Daibochi Plastic & Packaging Industry Berhad..........        32,200        11,148
 Daiman Development Berhad.............................       110,000        27,348
 *Damansara Realty Berhad..............................     1,397,000       140,215
 *Dataprep Holdings Berhad.............................        36,000        16,044
 *Datuk Keramik Holdings Berhad........................       763,000       151,757
 *Denko Industrial Corp. Berhad........................        38,000        14,766
 Diethelm Holdings (Malaysia) Berhad...................        52,000         9,576
 Diperdana Corp. Berhad................................        43,000        23,282
 Diversified Resources Berhad..........................       636,000       242,453
 Dutch Baby Milk Industry (Malaysia) Berhad............        22,000        38,085
 Eastern & Oriental Berhad.............................       181,500        51,475
 Eastern Pacific Industrial Corp. Berhad...............        43,000        10,136
 *Econstates Berhad....................................       144,000        36,066
 *Ekran Berhad.........................................       164,000        40,169
 *FA Peninsular Berhad.................................        95,000        13,122
 *FACB Berhad..........................................     1,217,000       117,666
 FCW Holdings Berhad...................................       224,000        37,540
 *Faber Group Berhad...................................       469,000        52,687
 Far East Holdings Berhad..............................        74,000        37,477
 Federal Flour Mills Berhad............................       271,250       172,841
 Fima Corp. Berhad.....................................        39,000        17,597
 Fraser & Neave Holdings Berhad........................       265,000       244,015
 Gadek (Malaysia) Berhad...............................       256,000       145,208
 *Gadek Capital Berhad.................................        48,000        10,077
 Gamuda Berhad.........................................       798,000       555,514
 *General Corp. Berhad.................................       423,000        52,583
 *George Kent (Malaysia) Berhad........................       122,998        19,707
 *George Town Holdings Berhad..........................       147,000        27,884
 Glenealy Plantations (Malaysia) Berhad................       171,000       100,773
 Goh Ban Huat Berhad...................................        75,000        17,956
 Gold Coin (Malaysia) Berhad...........................        52,000        44,052
 Golden Frontier Berhad................................        29,000         9,346
 *Golden Pharos Berhad.................................        74,000        11,924
 *Golden Plus Holdings Berhad..........................        77,000        18,151
 Gopeng Berhad.........................................       262,500        47,376
 *Granite Industries Berhad............................       274,000        55,002
 *Gula Perak Berhad....................................       812,000       139,072
 Guthrie Ropel Berhad..................................       284,000       164,228
 H&R Johnson (Malaysia) Berhad.........................        27,000         5,867
 HLG Capital Berhad....................................       212,000        52,317
 Hap Seng Consolidated Berhad..........................       501,000       233,431
 Hexza Corp. Berhad....................................       163,000        21,313
 Hicom Holdings Berhad.................................       900,000       308,287
 *Hil Industries Berhad................................        22,000         7,414

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Ho Hup Construction Co. Berhad.......................        80,000  $     29,761
 Hock Hua Bank Berhad (Foreign)........................       280,000       252,670
 Hong Leong Bank Berhad................................     1,153,000       501,120
 Hong Leong Industries Berhad..........................       714,000       348,453
 Hong Leong Properties Berhad..........................     1,695,000       274,696
 Hume Industries (Malaysia) Berhad.....................       589,000       379,650
 Hwang-DBS (Malaysia) Berhad...........................        41,000        16,158
 IGB Corp. Berhad......................................     1,144,000       282,313
 IJM Corp. Berhad......................................     1,129,000       390,888
 IOI Properties Berhad.................................        52,700        29,116
 *Idris Hydraulic (Malaysia) Berhad....................     1,265,000       184,042
 *Inchcape Timuran Berhad..............................       215,250        39,443
 *Innovest Berhad......................................     1,055,000       204,006
 *Insas Berhad.........................................     1,551,200       208,541
 *Instangreen Corp. Berhad.............................        15,000         2,652
 Integrated Logistics Berhad...........................        59,000        13,691
 Intria Berhad.........................................     1,470,500       176,027
 Ipmuda Berhad.........................................       119,000        29,805
 Island & Peninsular Berhad............................       356,000       183,573
 *Jasa Megah Industries Berhad.........................       170,000        24,107
 Jaya Netting Industries Berhad........................        21,000         6,459
 Jeram Kuantan (Malaysia) Berhad.......................        64,000        10,018
 Johan Holdings Berhad.................................       580,000        71,031
 Johor Land Berhad.....................................        47,800        14,525
 Johor Port Berhad.....................................     1,110,000       286,188
 Johore Tenggara Oil Palm Berhad.......................       173,000        44,923
 KFC Holdings (Malaysia) Berhad........................       593,666       371,725
 *KIG Glass Industrial Berhad..........................       279,000        36,994
 KPJ Healthcare Berhad.................................        59,000        28,250
 *Kamunting Corp. Berhad...............................     2,371,000       259,806
 Kanzen Berhad.........................................       105,000        23,204
 Keck Seng (Malaysia) Berhad...........................       430,500       141,122
 Kedah Cement Holdings Berhad..........................     1,125,000       464,088
 *Kelanamas Industries Berhad..........................       142,000        15,429
 Kelang Container Terminal Berhad......................       302,000       166,851
 Kemayan Corp. Berhad..................................       665,000        62,459
 *Khong Guan Holdings (Malaysia) Berhad................        21,000        11,022
 Kian Joo Can Factory Berhad...........................       367,500       351,934
 Kim Hin Industry Berhad...............................       119,900        20,977
 Kluang Rubber Co. (Malaysia) Berhad...................         2,000        28,453
 *Kramat Tin Dredging Berhad...........................         1,800         4,740
 *Kretam Holdings Berhad...............................       152,500        56,169
 *Kuala Lumpur Industries Holdings Berhad..............       138,000        12,580
 Kuala Sidim Berhad....................................       301,000       321,510
 *Kuantan Flour Mills Berhad...........................        19,000         6,648
 Kuchai Development Berhad.............................         1,600         6,394
 Kulim Malaysia Berhad.................................       447,800       175,656
 *Kumpulan Belton Berhad...............................        44,100        11,939
 *Kumpulan Emas Berhad.................................       301,000        39,080
 *Kym Holdings Berhad..................................        46,000        13,554
 Ladang Perbadanan-Fima Berhad.........................       130,000        74,217
 *Land -- General Berhad...............................     1,601,000       291,895
 Landmarks Berhad......................................       872,000       126,866
 *Larut Consolidated Berhad............................       661,000       117,471
 *Leader Universal Holdings Berhad.....................     1,055,000       211,777
 *Leisure Management Berhad............................        77,999       247,069
 *Leong Hup Holdings Berhad............................       186,000        24,320
 *Lien Hoe Corp. Berhad................................       250,000        34,991
 Lim Kim Hai Holdings Berhad...........................        97,000        19,114
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Lingkaran Trans Kota Holdings Berhad.................       725,000  $    375,184
 Lingui Development Berhad.............................       955,000       399,236
 Lion Corp. Berhad.....................................       179,400        35,021
 Lion Land Berhad......................................     1,610,151       170,504
 *Long Huat Group Berhad...............................        33,000        10,271
 *MBF Holdings Berhad..................................     2,228,250       131,315
 *MBF Land Berhad......................................     2,735,000       239,250
 MCB Holdings Berhad...................................       199,000        30,418
 MMC Engineering Group Berhad..........................        43,000        17,422
 MUI Properties Berhad.................................     1,696,800       196,866
 MWE Holdings Berhad...................................       184,500        31,090
 Malayan Cement Berhad.................................       980,500       265,439
 Malayan Flour Mills Berhad............................        92,400        23,143
 Malayawata Steel Berhad...............................       398,000        83,558
 Malaysia Aica Berhad..................................       126,000        28,773
 Malaysia Assurance Alliance Berhad....................       350,938       243,007
 *Malaysia British Assurance Berhad....................        53,000        40,994
 Malaysia Building Society Berhad......................       638,000       159,794
 Malaysia Industrial Development Finance Berhad........     1,578,000       374,884
 Malaysia Smelting Corp. Berhad........................        87,000        42,939
 Malaysian Helicopter Services Berhad..................     1,726,000       314,685
 Malaysian Mosaics Berhad..............................       819,000       208,144
 Malaysian Packaging Industry..........................        14,000         4,589
 *Malaysian Plantations Berhad.........................       777,000       126,638
 Malaysian Resources Corp. Berhad......................     2,407,000       691,514
 Malaysian Tobacco Co. Berhad..........................       378,000       135,050
 Malex Industries Berhad...............................       643,500       314,047
 Mamee-Double Decker (Malaysia) Berhad.................        30,000        12,431
 *Mancon Berhad........................................       197,000        31,382
 Maruichi Malaysia Steel Tube Berhad...................       139,000        74,748
 Matsushita Electric Co. (Malaysia) Berhad.............        86,400       208,442
 Mechmar Corp. Berhad..................................        94,000        18,350
 Mega First Corp. Berhad...............................       268,000        29,613
 *Menang Corp..........................................       272,000        23,794
 *Mentiga Corp. Berhad.................................        41,000        13,969
 Metacorp Berhad.......................................       193,333       111,086
 Metrojaya Berhad......................................       153,000        26,486
 Metroplex Berhad......................................     2,629,000       367,963
 *Minho (Malaysia) Berhad..............................        70,000        11,215
 Mintye Industries Berhad..............................        45,000        18,978
 Muda Holdings Berhad..................................       208,125        34,496
 Muhibbah Engineering Berhad...........................        58,000        19,974
 Mulpha International Berhad...........................     2,529,750       291,177
 *Mun Loong Berhad.....................................        40,000         4,309
 *NCK Corp. Berhad.....................................        18,000         5,867
 Nam Fatt Berhad.......................................       112,000        31,558
 Nanyang Press (Malaya) Berhad.........................       107,400        71,996
 Negara Properties (Malaysia) Berhad...................        86,000        71,271
 Negri Sembilan Oil Palms Berhad.......................        34,000        30,306
 New Straits Times Press (Malaysia) Berhad.............       630,000       348,066
 Notth Borneo Timbers Berhad...........................        30,000        38,122
 Nylex (Malaysia) Berhad...............................       713,500       214,181
 OSK Holdings..........................................       656,000       205,378
 Olympia Industries Berhad.............................       808,000        86,306
 PJ Development Holdings Berhad........................       345,800        52,857
 PSC Industries Berhad.................................       104,664       323,822
 *PWE Industries Berhad................................        39,200        51,617

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Pacific & Orient Berhad...............................       236,000  $    129,083
 Pacific Bank Berhad...................................         1,000           645
 *Pacific Chemicals Berhad.............................       105,000        38,674
 Palmco Holdings Berhad................................       179,000        42,525
 Pan Pacific Asia Berhad...............................       217,000        65,140
 *Panglobal Berhad.....................................       134,000        17,645
 Paramount Corp. Berhad................................        73,000        14,788
 Parit Perak Holdings Berhad...........................       200,000        32,781
 *Park May Berhad......................................        48,000        13,348
 Peladang Kimia Berhad.................................       188,000        69,245
 Pelangi Berhad........................................       808,250       220,297
 *Perdana Industrial Holdings Berhad...................        46,000         2,626
 Pernas International Holdings Berhad..................     1,565,950       288,389
 Petaling Garden Berhad................................       460,000       186,372
 *Petaling Tin Berhad..................................        23,000        16,265
 Phileo Allied Berhad..................................       827,250       254,421
 Phileo Land Berhad....................................       767,000       186,453
 Pilecon Engineering Berhad............................       482,500       119,070
 *Poly Glass Fibre (Malaysia) Berhad...................        90,000        25,856
 Prime Utilities Berhad................................       145,000       110,018
 Projek Penyelenggaraan Lebuhraya Berhad...............        44,000        22,689
 *Promet Berhad........................................     1,143,000        61,044
 Public Finance Berhad.................................       798,000       243,956
 Putera Capital Berhad.................................        82,000        22,350
 *Rahman Hydraulic Tin Berhad..........................       111,000        13,594
 *Rashid Hussain Berhad................................       941,000       526,821
 *Red Box (Malaysia) Berhad............................        41,000         3,058
 Riverview Rubber Estates Berhad.......................         5,400        13,028
 Road Builders (Malaysia) Holdings Berhad..............       413,000       250,994
 SCB Developments Berhad...............................       240,500        85,924
 *SCK Group Berhad.....................................        22,000             0
 SP Settia Berhad......................................       298,000       102,626
 *SPK Sentosa Corp. Berhad.............................        51,000        12,961
 Samanda Holdings Berhad...............................       261,000       319,641
 *Sanda Plastics Industries Berhad.....................        11,000         4,963
 Sanyo Industries (Malaysia) Berhad....................        33,600        23,885
 Sapura Telecommunications Berhad......................       187,000        45,459
 Sarawak Oil Palms Berhad..............................       229,600        85,413
 *Sateras Resources (Malaysia) Berhad..................       379,000        40,483
 Scientex, Inc. Berhad.................................        75,000        26,243
 Selangor Dredging Berhad..............................       355,000        44,130
 Selangor Properties Berhad............................     1,092,000       331,823
 Setegap Berhad........................................        33,332        10,067
 *Setron (Malaysia) Berhad.............................        61,666        13,287
 Shangri-la Hotels (Malaysia) Berhad...................       831,000       209,663
 Siah Brothers Corp. Berhad............................        64,000        12,494
 Sime UEP Properties Berhad............................       710,000       460,258
 *Sin Heng Chan Berhad.................................        20,000        20,810
 Sistem Television Malaysia Berhad.....................       321,000        79,215
 *Sitt Tatt Berhad.....................................        85,000        26,924
 *South East Asia Lumber, Inc. Berhad..................       286,500        59,094
 *South Johore Amalgamated Holding Berhad..............        40,500        12,530
 *South Malaysia Industries Berhad.....................       157,500        15,953
 Southern Acids (Malaysia) Berhad......................        80,700        26,603
 Southern Bank Berhad (Foreign)........................       587,500       191,506
 Southern Steel Berhad.................................       648,000       179,006
 Sriwani Holdings Berhad...............................       143,800        45,020
 Star Publications (Malaysia) Berhad...................       379,000       352,477
 Store Corp. Berhad....................................       110,000        47,606
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Sungei Bagan Rubber Co. (Malaysia) Berhad.............         2,000  $     25,783
 *Sungei Way Holdings Berhad...........................     1,279,000       313,273
 *Sunrise Berhad.......................................       190,000        61,234
 *Suria Capital Holdings Berhad........................       578,000       141,573
 Ta Enterprise Berhad..................................     1,732,000       347,676
 *Tai Wah Garments Manufacturing Berhad (Foreign)......        60,000         4,862
 *Taiping Consolidated Berhad..........................       232,000        25,422
 *Tajo Berhad..........................................        32,000         8,958
 Talam Corp. Berhad....................................       622,000       113,976
 Tan & Tan Developments Berhad.........................       479,000       117,324
 Tan Chong Motor Holdings Berhad.......................     2,136,000       440,575
 Tasek Cement Berhad...................................       235,000       129,834
 *Tenggara Capital Berhad..............................        99,200        14,889
 *Time Engineering Berhad..............................     1,395,000       269,751
 Tiong Nam Transport Holdings Berhad...................        17,000         5,948
 *Tongkah Holdings Berhad..............................       300,000        75,138
 Tractors Malaysia Holdings Berhad.....................       541,000       154,429
 Tradewinds (Malaysia) Berhad..........................       543,000       194,000
 *Trengganu Development & Management Berhad............       120,000        40,663
 Tronoh Mines Malaysia Berhad..........................        77,000        83,665
 *U-Wood Holdings Berhad...............................        20,000         6,519
 UAC Berhad............................................        67,000        30,230
 UMW Holdings Berhad...................................       842,000       451,238
 *Union Paper Holdings Berhad..........................        20,000        10,975
 Uniphone Telecommunications Berhad....................       185,000        31,685
 *United Chemical Industries Berhad....................        18,000         8,453
 United Malacca Rubber Estates Berhad..................       211,000       219,549
 United Malayan Land Berhad............................       327,000       148,746
 *United Merchant Group Berhad.........................       746,000       164,862
 United Plantations Berhad.............................       356,000       285,849
 Utusan Melayu (Malaysia) Berhad.......................        34,000         7,825
 *Wembley Industries Holdings Berhad...................       138,000             0
 *Westmont Industries Berhad...........................       223,520        36,636
 *Westmont Land (Asia) Berhad..........................       254,600        42,195
 *Wing Tiek Holdings Berhad............................        95,800        15,702
 Worldwide Holdings Berhad.............................       213,800        48,430
 Yee Lee Corp. Berhad..................................        27,000        15,912
 Yeo Hiap Seng (Malaysia) Berhad.......................       103,000        52,354
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $81,047,622)...................................                  36,287,752
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Mechmar Corp. Berhad Rights 12/01/98 (Cost $0).......        94,000           173
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $81,047,622)...................................                  36,287,925
                                                                       ------------
HONG KONG -- (26.0%)
COMMON STOCKS -- (26.0%)
 ABC Communications (Holdings), Ltd....................       930,000       219,799
 ALCO Holdings, Ltd....................................       314,000        12,571
 ASM Pacific Technology, Ltd...........................       874,000       332,985
 AWT World Transport Holdings, Ltd.....................       250,800         1,490
 Allied Group, Ltd.....................................     7,298,000       292,184
 Allied Properties (Hong Kong), Ltd....................     6,786,000       297,978
 *Anex International Holdings, Ltd.....................       152,000         2,238

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Applied International Holdings, Ltd..................     1,243,000  $     28,093
 *Asia Commercial Holdings, Ltd........................        72,800         5,265
 Asia Financial Holdings, Ltd..........................     1,729,179       310,417
 *Asia Securities International, Ltd...................     2,386,600       117,126
 Asia Standard International Group, Ltd................       890,000       117,241
 Associated International Hotels, Ltd..................       898,000       318,933
 Beauforte Investors Corp., Ltd........................        72,000        75,785
 *Beijing Development (Hong Kong), Ltd.................       166,000        25,083
 *Benelux International, Ltd...........................        30,000           143
 *Bossini International Holdings, Ltd..................       122,000         4,727
 *Burlingame International Co., Ltd....................       990,000        92,057
 Burwill Holdings, Ltd.................................     1,872,000       157,148
 *CCT Telecom Holdings, Ltd............................     1,449,700       129,187
 *CIL Holdings, Ltd....................................     2,058,000        50,500
 CNT Group, Ltd........................................     3,078,000       172,921
 Cafe de Coral Holdings, Ltd...........................     1,191,000       384,541
 *Capetronic International Holdings, Ltd...............       292,490         8,310
 *Capital Asia, Ltd....................................     1,974,722         7,141
 *Central China Enterprises, Ltd.......................     2,104,000        58,965
 Century City International Holdings, Ltd..............       542,056        31,503
 Champion Technology Holdings, Ltd.....................     7,802,576       151,154
 *Cheerful Holdings, Ltd...............................       818,850        10,787
 Chen Hsong Holdings, Ltd..............................     1,515,000       183,921
 Cheuk Nang Properties (Holdings), Ltd.................       750,008        82,333
 *Cheung Tai Hong Holdings, Ltd........................     2,018,400        32,584
 *Cheung Wah Development Co., Ltd......................     1,286,000        11,294
 Chevalier (OA) International, Ltd.....................     1,776,251        68,820
 Chevalier Construction Holdings, Ltd..................       131,203         3,050
 Chevalier Development International, Ltd..............       899,109       197,402
 Chevalier International Holdings, Ltd.................     2,550,634       207,529
 *China Aerospace International Holdings, Ltd..........       853,200       104,680
 *China Development Corp., Ltd.........................     1,150,000        13,367
 *China Everbright Technology, Ltd.....................     3,244,000       276,513
 China Foods Holdings, Ltd.............................     1,544,000       408,782
 *China Investments Holdings, Ltd......................       175,000         3,955
 China Motor Bus Co., Ltd..............................       114,200       818,559
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................     2,444,000       309,327
 *China Star Entertainment, Ltd........................       838,200        28,146
 *China United (Holdings), Ltd.........................     8,199,000        32,826
 China-Hong Kong Photo Products Holdings, Ltd..........     2,338,000       244,580
 Chinney Investments, Ltd..............................     1,144,000       104,900
 Chow Sang Sang Holdings International, Ltd............     1,098,400       258,180
 *Chuang's China Investments, Inc......................     3,510,000        36,265
 Chuang's Consortium International, Ltd................     1,858,884       136,842
 Chun Wo Holdings, Ltd.................................     1,215,940       114,637
 *Chung Hwa Devlopment Holdings, Ltd...................     3,383,425        19,226
 *Cig-Wh International Holdings, Ltd...................       472,000        26,212
 Citybus Group, Ltd....................................     1,364,000       266,000
 Climax International Co., Ltd.........................       296,000         2,600
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Companion Building Material (Holdings), Ltd...........     3,607,514  $     43,795
 Companion Marble (Holdings), Ltd......................        48,848         1,546
 Continental Holdings, Ltd.............................        98,825         2,808
 Continental Mariner Investment Co., Ltd...............     1,629,000       235,630
 Cosmos Machinery Enterprises, Ltd.....................     1,024,000        60,834
 Crocodile Garments, Ltd...............................     1,539,000        34,982
 Cross Harbour Tunnel Co., Ltd.........................       365,603       335,242
 *Culturecom Holdings, Ltd.............................     2,161,000        29,305
 *DC Finance (Holdings), Ltd...........................     1,080,000        10,601
 *Dah Hwa International Holdings, Ltd..................     1,122,000        56,513
 *Daido Concrete (Hong Kong), Ltd......................       223,000         2,131
 *Dong-Jun Holdings, Ltd...............................     2,484,000        58,707
 *Dransfield Holdings, Ltd.............................       190,000         1,865
 Dynamic Holdings, Ltd.................................       158,000        26,935
 Easyknit International Holdings, Ltd..................       353,575        13,243
 #Egana International Holdings, Ltd....................    14,118,720       368,330
 #Egana Jewelry & Pearls, Ltd..........................     2,353,120        68,378
 Elec & Eltek International Holdings, Ltd..............     2,565,659       490,401
 *Emperor (China Concept) Investments, Ltd.............     6,435,000        74,797
 Emporer International Holdings, Ltd...................       644,369        58,254
 *Englong International, Ltd...........................       130,000         5,037
 Essential Enterprises Co., Ltd........................       320,000        27,276
 *Evergo China Holdings, Ltd...........................     2,480,000        48,364
 FPB Bank Holding Co., Ltd.............................     2,994,520       730,937
 *Fairwood Holdings, Ltd...............................       426,000         9,518
 *Fairyoung Holdings, Ltd..............................       482,000        44,820
 Far East Consortium International, Ltd................     1,592,235       170,677
 *Far East Holdings International, Ltd.................        70,000         2,848
 *Far East Hotels & Entertainment, Ltd.................     1,853,000       198,630
 Fong's Industries Co., Ltd............................       962,000        52,803
 *Fortuna International Holdings, Ltd..................     1,818,000        32,401
 Fountain Set Holdings, Ltd............................     1,274,000       176,053
 Four Seas Mercantile Holdings, Ltd....................       592,000       196,875
 *Frankie Dominion International, Ltd..................       630,173        11,394
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................       688,000        13,150
 *G-Properties Holdings, Ltd...........................       562,000         7,548
 Giordano International, Ltd...........................     1,650,000       270,632
 Gold Peak Industries (Holdings), Ltd..................     1,031,400       266,408
 Golden Power International Holdings, Ltd..............       562,000        33,025
 Golden Resources Development International, Ltd.......       971,000        67,718
 Gold-Face Holdings, Ltd...............................     2,003,600       194,072
 Goldlion Holdings, Ltd................................     2,052,000       249,113
 *Goldtron (Bermuda) Holdings, Ltd.....................        51,111           620
 *Golik Holdings, Ltd..................................     1,536,500        59,531
 Grand Hotel Holdings, Ltd. Series A...................     1,333,000       232,410
 Grande Holdings, Ltd..................................       420,088       112,577
 Great Wall Electronic International, Ltd..............     3,159,034       114,236
 Group Sense (International), Ltd......................     2,062,000       107,854
 *H B International Holdings, Ltd......................       396,000         2,199
 Hanny Holdings, Ltd...................................       756,640        54,723
 Harbour Centre Development, Ltd.......................       784,000       425,262
 Harbour Ring International Holdings, Ltd..............     2,636,000        90,216
 Henderson China Holdings, Ltd.........................       911,000       414,733

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Heng Fung Holdings Co., Ltd..........................       390,000  $      4,483
 High Fashion International, Ltd.......................       178,000         9,195
 Hon Kwok Land Investment Co., Ltd.....................     2,290,145       242,531
 Hong Kong Building & Loan Agency, Ltd.................       407,000        53,089
 Hong Kong Ferry (Holdings) Co., Ltd...................       771,300       926,397
 *Hong Kong Parkview Group, Ltd........................     1,130,000       286,039
 Hop Hing Holdings, Ltd................................       660,265        50,311
 Hsin Chong Construction Group, Ltd....................     1,569,658       131,768
 *Hualing Holdings, Ltd................................     1,344,000        38,187
 Huey Tai International, Ltd...........................     2,363,112       141,915
 Hung Hing Printing Group, Ltd.........................       934,442       398,251
 *Hwa Kay Thai Holdings, Ltd...........................     2,444,238        11,364
 IDT International, Ltd................................     2,301,992       338,922
 IMC Holdings, Ltd.....................................       604,000        66,305
 ITC Corp., Ltd........................................       456,354        29,174
 *Ideal Pacific Holdings, Ltd..........................       838,000         9,632
 Innovative International (Holdings), Ltd..............     1,474,003       203,691
 Interform Ceramics Technologies, Ltd..................     1,104,000        25,237
 International Bank of Asia, Ltd.......................     2,811,714       682,684
 International Pipe, Ltd...............................     1,926,726       134,371
 *Island Dyeing & Printing Co., Ltd....................       148,000        42,051
 JCG Holdings, Ltd.....................................     1,048,333       372,325
 *Jinhui Holdings Co., Ltd.............................       370,000        11,038
 *Joyce Boutique Holdings, Ltd.........................     1,360,000        29,859
 K Wah International Holdings, Ltd.....................     2,548,380       177,725
 *KPI Co., Ltd.........................................       264,000         5,694
 *KTP Holdings, Ltd....................................       180,400         5,405
 *Kader Holdings Co., Ltd..............................       545,600        14,375
 Kantone Holdings, Ltd.................................       123,902         2,896
 Keck Seng Investments (Hong Kong), Ltd................       572,400        85,014
 Kee-Shing Holdings Co., Ltd...........................       886,000        99,551
 King Fook Holdings, Ltd...............................     1,000,000        46,494
 Kingboard Chemical Holdings, Ltd......................       926,000       110,025
 Kingmaker Footwear Holdings, Ltd......................       770,000        68,617
 *Kong Sun Holdings, Ltd...............................       480,000         9,361
 *Kong Tai International Holdings Co., Ltd.............     8,300,000       103,978
 *Kosonic International Holdings, Ltd..................       198,000         6,291
 Kumagai Gumi Hong Kong, Ltd...........................       970,000       435,329
 *Kwong Sang Hong International, Ltd...................     1,434,000       150,012
 Kwoon Chung Bus Holdings, Ltd.........................       556,000        97,657
 Lai Sun Development Co., Ltd..........................     2,506,000       401,322
 Lai Sun Garment (International), Ltd..................       465,000        96,687
 Lai Sun Hotels International, Ltd.....................     3,268,000       196,257
 *Lam Soon (Hong Kong), Ltd............................       302,310        67,154
 *Lam Soon Food Industries, Ltd........................       228,000        49,469
 Lamex Holdings, Ltd...................................     2,016,000        30,983
 Le Saunda Holdings, Ltd...............................       236,000        16,154
 Leefung-Asco Printers Holdings, Ltd...................       144,000        20,829
 Legend Holdings, Ltd..................................     1,400,000       438,461
 *Leung Kee Holdings, Ltd..............................       354,000         3,429
 Lippo, Ltd............................................     1,074,760       284,548
 Liu Chong Hing Investment, Ltd........................       635,200       471,703
 *Logic International Holdings, Ltd....................       812,000        24,434
 *Luks Industrial Co., Ltd.............................     2,689,818        53,845
 Lung Kee (Bermuda) Holdings, Ltd......................       686,000       107,201
 *Magnificent Estates, Ltd.............................     3,778,000        36,594
 *Magnum International Holdings, Ltd...................       300,000         1,666
 *Mansion Holdings, Ltd................................     1,420,360        14,675
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Mansion House Group, Ltd..............................       698,200  $     53,201
 *Megga (S.) International Holdings, Ltd...............     1,513,400         6,841
 Melbourne Enterprises, Ltd............................        45,500       204,494
 Melco International Development, Ltd..................       180,000        16,738
 *Millenium Group, Ltd.................................     3,712,000        32,120
 Min Xin Holdings, Ltd.................................       987,200       105,822
 Mingly Corp., Ltd.....................................     4,032,600       588,511
 Moulin International Holdings, Ltd....................     3,012,123       396,793
 *Mui Hong Kong, Ltd...................................     1,230,000        14,932
 *Multi-Asia International Holdings, Ltd...............     3,980,000        22,103
 Nanyang Holdings, Ltd.................................       137,500        99,445
 National Electronics Holdings, Ltd....................     2,156,000        62,929
 New Island Printing Holdings, Ltd.....................       176,000         7,842
 Ngai Lik Industrial Holdings, Ltd.....................     1,556,000       411,959
 *Nph International Holdings, Ltd......................       542,000         8,610
 Ocean Information Holdings, Ltd.......................       122,000         5,830
 Onfem Holdings, Ltd...................................     1,922,000        81,914
 *Oriental Metals Holdings Co., Ltd....................     1,237,800        28,455
 Oriental Press Group, Ltd.............................     3,400,500       386,470
 Oxford Properties & Finance, Ltd......................       110,000       106,548
 *Pacific Plywood Holdings, Ltd........................    10,210,000       203,066
 *Paramount Publishing Group, Ltd......................       620,000        18,016
 Paul Y. ITC Construction Holdings, Ltd................         6,772           787
 *Paul Y. Properties Group, Ltd........................         5,044           919
 Peace Mark (Holdings), Ltd............................     6,758,122        94,263
 *Pearl Oriental Holdings, Ltd.........................     2,504,000        58,857
 Perfectech International Holdings, Ltd................       519,500        69,106
 Pico Far East Holdings, Ltd...........................     1,190,000        69,159
 Playmate Toys Holdings, Ltd...........................     1,585,000        92,115
 Pokfulam Development Co., Ltd.........................       234,000        63,464
 *Poly Investments Holdings, Ltd.......................     2,670,000        98,276
 Prestige Properties Holdings, Ltd.....................       965,000        50,475
 Process Automation Holdings, Ltd......................     1,052,000        70,650
 QPL International Holdings, Ltd.......................     1,191,000       101,519
 *Quality Healthcare Asia, Ltd.........................     1,338,000       122,689
 *RJP Electronics, Ltd.................................     1,658,000        25,695
 RNA Holdings, Ltd.....................................        20,600         1,995
 Raymond Industrial, Ltd...............................       605,400        52,385
 *Rhine Holdings, Ltd..................................        64,000           537
 *Righteous (Holdings), Ltd............................     1,652,000        31,790
 *Rivera Holdings, Ltd.................................     3,160,000        49,381
 Ryoden Development, Ltd...............................     1,912,000       202,485
 *S.A.S. Dragon Holdings, Ltd..........................     1,696,000       135,803
 Safety Godown Co., Ltd................................       408,000       212,088
 *Same Time Holdings, Ltd..............................       410,000         9,637
 San Miguel Brewery Hong Kong, Ltd.....................       930,800       119,010
 Sea Holdings, Ltd.....................................     1,068,000       324,138
 *Seapower International Holdings, Ltd.................       854,000        97,058
 Seapower Resources International, Ltd.................     2,528,000        67,257
 Semi-Tech (Global) Co., Ltd...........................     4,273,327       220,758
 Shaw Brothers Hong Kong, Ltd..........................       325,000       149,006
 Shell Electric Manufacturing (Holdings) Co., Ltd......     1,255,000       124,803
 Shenyin Wanguo (Hong Kong), Ltd.......................       847,500        54,727
 *Shenzhen International Holdings, Ltd.................     6,187,500        91,098
 *Shougang Concord Century Holdings, Ltd...............     1,292,000        33,372
 Shougang Concord Grand (Group), Ltd...................     1,701,000        87,873

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................     4,166,000  $    196,383
 Shougang Concord Technology Holdings, Ltd.............     1,647,914        69,169
 *Shun Ho Construction (Holdings), Ltd.................     1,037,452        34,836
 *Shun Ho Resources Holdings, Ltd......................       483,000        18,090
 *Shun Shing Holdings, Ltd.............................     2,573,600       249,283
 Shun Tak Holdings, Ltd................................     3,642,000       663,208
 Silver Grant International Industries, Ltd............     2,087,000       258,752
 Sime Darby Hong Kong, Ltd.............................     1,118,000       353,752
 Sincere Co., Ltd......................................       505,500        28,399
 Sing Tao Holdings, Ltd................................       913,000       135,600
 *Singamas Container Holdings, Ltd.....................       320,000         9,009
 *Sino Foundations Holdings, Ltd.......................     1,074,000        14,980
 *Sinocan Holdings, Ltd................................       350,000         4,249
 South China Brokerage Co., Ltd........................     4,060,000        27,790
 South China Industries, Ltd...........................     1,124,000        60,969
 *South China Strategic Investments, Ltd...............       857,400        17,828
 *South Sea Development Co., Ltd.......................       578,158        10,454
 *Southeast Asia Properties & Finance, Ltd.............       175,692        36,305
 *Star Telecom International Holdings, Ltd.............     1,058,000       121,609
 Starlight International Holdings, Ltd.................     1,049,034        49,451
 *Stelux Holdings International, Ltd...................     1,307,702        48,978
 *Styland Holdings, Ltd................................       193,920         5,961
 Sun Fook Kong Holdings, Ltd...........................     1,778,000       241,108
 Sun Hung Kai & Co., Ltd...............................     3,338,600       314,759
 Suwa International Holdings, Ltd......................     1,062,000        33,466
 *Swank International Manufacturing Co., Ltd...........       638,000        69,213
 *Symphony Holdings, Ltd...............................     6,950,000       106,813
 Tack Hsin Holdings, Ltd...............................       542,000        74,199
 Tai Cheung Holdings, Ltd..............................     1,445,000       382,571
 Tai Sang Land Development, Ltd........................       627,984       172,345
 *Tak Sing Alliance Holdings, Ltd......................     2,909,865        86,435
 *Tak Wing Investment Holdings, Ltd....................       432,800        24,594
 Techtronic Industries Co., Ltd........................     1,330,000       274,829
 #Tem Fat Hing Fung (Holdings), Ltd....................     5,488,000       361,472
 Termbray Industries International (Holdings), Ltd.....       230,490       187,535
 Tern Properties Co., Ltd..............................        61,200        10,275
 Texwinca Holdings, Ltd................................       556,000        40,930
 Tian An China Investments Co., Ltd....................     4,355,750       149,073
 Tian Teck Land, Ltd...................................     1,098,000       150,314
 *Triplenic Holdings, Ltd..............................     2,378,000        92,135
 Tristate Holdings, Ltd................................       138,000        33,863
 Truly International Holdings, Ltd.....................     1,014,000       216,079
 Tse Sui Luen Jewellry (International), Ltd............     1,529,226        60,237
 *Tung Fong Hung Holdings, Ltd.........................       231,549        19,737
 Tungtex (Holdings) Co., Ltd...........................       976,000       110,923
 Tysan Holdings, Ltd...................................     1,040,773        53,766
 *UDL Holdings, Ltd....................................       474,000         2,449
 *USI Holdings, Ltd....................................       928,999        79,186
 Union Bank of Hong Kong, Ltd..........................       719,623       604,100
 *United Power Investment, Ltd.........................     1,664,000       330,952
 *Universal Appliances, Ltd............................     2,770,000        30,766
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Van Shung Chong Holdings, Ltd.........................       712,000  $    124,138
 Vanda Systems & Communications Holdings, Ltd..........       644,000        53,230
 Wah Ha Realty Co., Ltd................................       278,600        35,261
 Wah Kwong Shipping Holdings, Ltd......................       230,500        71,445
 *Wah Nam Group, Ltd...................................     1,934,800        10,995
 Wai Kee Holdings, Ltd.................................     1,562,738       238,155
 *Winfoong International, Ltd..........................     1,210,000        48,444
 *Wing Fai International, Ltd..........................     3,380,000        37,541
 *Wing On Co. International, Ltd.......................       565,000       204,314
 Wing On International Holdings, Ltd...................        50,000        32,610
 Wing Shan International, Ltd..........................       896,000        71,745
 Winsor Industrial Corp., Ltd..........................       498,000        77,179
 Winsor Properties Holdings, Ltd.......................       249,000        83,611
 *Wo Kee Hong (Holdings), Ltd..........................     1,944,000        26,362
 Wong's International (Holdings), Ltd..................     1,012,000       120,243
 Wong's Kong King International (Holdings), Ltd........     1,139,600        22,960
 World Houseware (Holdings), Ltd.......................       549,212        20,215
 YGM Trading, Ltd......................................       228,000       107,478
 *Yangtzekiang Garment Manufacturing Co., Ltd..........       405,000        46,025
 *Yaohan Food Processing & Trading Co., Ltd............       124,000         8,808
 *Yaohan Hong Kong Corp., Ltd..........................       760,000        42,206
 Yaohan International Caterers, Ltd....................       512,000        42,981
 *Yaohan International Holdings, Ltd...................       974,000         4,906
 *Yau Lee Holdings, Ltd................................     2,136,000        31,172
 *Yeebo International Holdings, Ltd....................        40,800           948
 Yiu Wing International Holdings, Ltd..................     1,404,200       123,319
 *Yoshiya International Corp., Ltd.....................       612,300        23,723
 *Yugang International, Ltd............................     5,958,000       168,510
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $71,612,312)...................................                  36,232,930
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Dong-Jun Holdings, Ltd. Warrants 03/31/00............       496,800             0
 *Dransfield Holdings, Ltd. Rights 12/10/98............        95,000             0
 *#Egana International Holdings Ltd. Warrants
   06/30/00............................................     1,176,560        13,676
 *Far East Consortium International, Ltd. Warrants
   10/31/99............................................        89,223           115
 *Fongs Industries Co., Ltd. Warrants 04/28/00.........       192,400         1,044
 *Grande Holdings, Ltd. Warrants 10/15/00..............        84,017         3,743
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............       132,053         1,467
 *KTP Holdings, Ltd. Warrants 09/30/99.................        18,040            23
 *King Pacific International Holdings, Ltd. Warrants
   12/31/98............................................        28,200            36
 *Mansion Holdings, Ltd. Warrants 07/28/01.............        30,360           106
 *Ngai Lik Industrial Holdings, Ltd. Warrants
   03/31/00............................................       102,800        19,251
 *Ocean Information Holdings, Ltd. Warrants 09/30/99...        24,400           126
 *Paul Y. ITC Construction Holdings, Ltd. Warrants
   09/30/99............................................        12,697            56

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Rhine Holdings, Ltd. Warrants 12/31/98...............         8,000  $         10
 *South China Strategic Investments, Ltd. Warrants
   12/17/98............................................       128,610           166
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      39,819
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Hong Kong Dollars (Cost $125)........................                         125
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $71,612,437)...................................                  36,272,874
                                                                       ------------
AUSTRALIA -- (23.2%)
COMMON STOCKS -- (23.2%)
 A.P. Eagers, Ltd......................................         8,816        21,342
 *AWA, Ltd.............................................       373,000       124,308
 *Abednego Nickel, Ltd.................................        40,918        21,870
 Abigroup, Ltd.........................................       129,710       167,201
 Acacia Resources, Ltd.................................       294,603       435,329
 Adelaide Bank, Ltd....................................        53,711       202,641
 Adelaide Brighton, Ltd................................       343,923       194,633
 *Airboss, Ltd.........................................       274,800         6,912
 Amalgamated Holdings, Ltd.............................        57,560       154,909
 *Amity Oil NL.........................................        43,079         9,210
 *An Feng Kingstream Steel, Ltd........................       764,927        48,099
 *Anzoil NL............................................       123,126        17,807
 *Aquarius Platinum NL.................................        44,452        11,740
 *Ariadne Australia, Ltd...............................        75,114        22,671
 Ashanti Goldfields Co., Ltd...........................        16,243       144,012
 *Ashanti Goldfields Co., Ltd. ADR.....................        15,990        41,446
 Ashton Mining, Ltd....................................       523,700       256,856
 Asia Pacific Specialty Chemicals, Ltd.................        56,784        41,062
 Atkins Carlyle, Ltd...................................        66,651       160,935
 *Auridiam Consolidated NL.............................        63,097         2,103
 *Aurora Gold, Ltd.....................................       226,812       183,979
 Ausdoc Group, Ltd.....................................       109,394       171,967
 Ausdrill, Ltd.........................................        34,222        10,759
 Australian Hospital Care, Ltd.........................       215,500       142,282
 *Australian Kaolin, Ltd...............................       182,145        12,599
 Australian Oil & Gas Corp., Ltd.......................        86,395        77,685
 Australian Provincial Newspaper Holdings, Ltd.........       329,843       447,996
 *Australian Resources, Ltd............................       141,446        19,567
 Avatar Industries, Ltd................................       264,745       131,513
 BT Hotel Group BHT....................................       430,000       210,900
 Bank of Queensland, Ltd...............................       119,697       446,324
 *Beach Petroleum NL...................................       165,200         4,155
 *Beaconsfield Gold NL.................................        27,847        20,137
 *Beyond International, Ltd............................        54,450        33,553
 *#Biota Holdings, Ltd.................................        97,808       325,959
 Blackmores, Ltd.......................................        27,894        79,981
 *Bligh Oil & Minerals NL..............................        58,844         7,030
 *Boulder Group NL.....................................        78,500        11,353
 Brandrill, Ltd........................................        89,500        41,083
 Bridgestone Australia, Ltd............................        49,000        89,969
 Buderim Ginger, Ltd...................................         7,704         4,651
 *CIM Resources, Ltd...................................       209,281         9,738
 Campbell Brothers, Ltd................................        52,778       131,088
 *Cape Range, Ltd......................................       358,746        10,377
 Capral Aluminium, Ltd.................................       434,336       595,381
 Carrington Cotton Corp., Ltd..........................        22,200        58,769
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Centaur Mining & Exploration, Ltd....................       620,579  $    142,430
 Central Equity, Ltd...................................       123,243       129,417
 Central Norseman Gold Corp., Ltd......................       409,800       154,609
 Centro Properties, Ltd................................       229,519       399,771
 *Charter Pacific Corp., Ltd...........................        72,823        41,212
 Cinema Plus, Ltd......................................        29,300        25,793
 *Cityview Energy Corp., Ltd...........................         4,945         2,954
 Clifford Corp., Ltd...................................       161,750        26,444
 *Climax Mining, Ltd...................................       134,600        18,197
 Coal & Allied Industries, Ltd.........................        11,250        60,129
 Coates Hire, Ltd......................................       137,100       258,626
 Colly Cotton, Ltd.....................................       123,000       103,639
 *Computer Power Group, Ltd............................        47,260       168,496
 Computershare, Ltd....................................        62,440       280,725
 *Consolidated Gold NL.................................       123,748         2,412
 Consolidated Paper Industries, Ltd....................        57,585        63,367
 *Consolidated Rutile, Ltd.............................       399,003       170,607
 *Coolgardie Gold NL...................................       222,685         6,161
 *Coplex Resources NL..................................       231,400        10,913
 *Corporate Express Australia, Ltd.....................        78,463        62,659
 Coventry Group, Ltd...................................        63,616       188,008
 Crane (G.E) Holdings, Ltd.............................        75,941       446,479
 *Croesus Mining NL....................................        97,100        15,569
 *Cudgen RZ, Ltd.......................................        36,650        14,980
 *Cultus Petroleum NL..................................       288,808       130,754
 *DJL, Ltd.............................................       277,900         1,398
 Danks Holdings, Ltd...................................        10,425        49,820
 Delfin Property Group, Ltd............................        26,361        84,537
 Delta Gold NL.........................................       373,100       557,422
 *Denehurst, Ltd.......................................        95,000         4,361
 *Devex, Ltd...........................................       205,364        43,260
 Devine, Ltd...........................................        44,183        16,392
 Dollar Sweets Holdings, Ltd...........................        55,000        23,863
 *Dominion Mining, Ltd.................................       168,015        41,203
 ERG, Ltd..............................................       298,635       206,560
 Eastern Aluminum, Ltd.................................       148,949       123,630
 *Easycall Group.......................................        99,300        14,986
 Eltin, Ltd............................................       138,822       109,114
 *Emporer Mines, Ltd...................................       120,600        50,050
 Energy Developments, Ltd..............................       115,447       180,757
 Energy Equity Corp., Ltd..............................       325,630        63,474
 Energy Resources of Australia, Ltd. Series A..........       231,589       269,403
 *Equatorial Mining, Ltd...............................        43,214        81,519
 Evans Deakin Industries, Ltd..........................       196,596       443,794
 FAI Insurances, Ltd...................................       603,749       269,543
 FAI Life, Ltd.........................................       213,241       123,359
 Finemore Holdings, Ltd................................        60,000        97,716
 Fleetwood Corp., Ltd..................................        13,017        10,395
 Flight Centre, Ltd....................................        29,573        74,382
 *Forbio, Inc..........................................        27,400        33,252
 *Formulab Neuronetics Corp., Ltd......................        74,250           887
 Forrester Parker Group, Ltd...........................       142,602        91,462
 Freedom Furniture, Ltd................................       123,400       114,839
 Futuris Corp., Ltd....................................       674,962       780,926
 GUD Holdings, Ltd.....................................        79,652       122,709
 GWA International, Ltd................................       156,919       246,677
 Gazal Corp., Ltd......................................        25,365        23,924
 *Gold Mines of Australia, Ltd.........................        55,307         2,956
 Golden West Refining Corp., Ltd.......................        17,330         8,282
 #Goldfields, Ltd......................................       330,913       307,956
 Gowing Bros., Ltd.....................................        54,585        75,511

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Grand Hotel Group.....................................       144,700  $    143,214
 Great Central Mines, Ltd..............................        62,162        45,732
 *Greenfields Energy Corp., Ltd........................       193,687        28,012
 Gunns, Ltd............................................        39,400        37,162
 Hancock and Gore, Ltd.................................        23,420        23,562
 *Haoma Mining NL......................................        98,816        14,913
 Harris Scarfe Holdings, Ltd...........................        91,384       136,760
 Hartley Poynton, Ltd..................................        20,673        10,789
 *Helix Resources NL...................................        25,000         4,244
 Henry Walker Group, Ltd...............................       168,957       200,794
 *Herald Resources, Ltd................................        69,910        12,748
 Hills Industries, Ltd.................................       182,148       263,430
 Hills Motorway Group..................................        70,000       173,863
 *Holyman, Ltd.........................................        75,312        16,101
 *Hudson Conway, Ltd...................................        64,235       111,075
 Iama, Ltd.............................................       100,954       130,134
 Incitec, Ltd..........................................       199,576       568,485
 *Intellect Holdings, Ltd..............................        75,070        30,211
 Ipoh, Ltd.............................................       139,966       145,218
 Ipswich and West Moreton Building Society, Ltd........        11,694        21,692
 *Ixla, Ltd............................................        25,650         9,355
 *Johnson's Well Mining NL.............................        20,000        47,789
 Joyce Corp., Ltd......................................        13,049        12,308
 *Jubilee Gold Mines NL................................       113,400        37,079
 Just Jeans Holdings, Ltd..............................        94,342        94,916
 *Keycorp, Ltd.........................................        36,542        36,994
 *Kidston Gold Mines, Ltd..............................       246,300        78,985
 *Kingsgate Consolidated NL............................        12,587         3,641
 *Kresta Holdings, Ltd.................................        56,700         4,457
 Lemarne Corp., Ltd....................................        20,790        38,957
 #MMI, Ltd.............................................       176,345       239,513
 *MRI Holdings, Ltd....................................        36,169         9,666
 MacMahon Holdings, Ltd................................       192,179        60,421
 Magellan Petroleum Australia, Ltd.....................        32,760        31,105
 *Manettas, Ltd........................................        74,250        20,543
 Maryborough Sugar Factory, Ltd........................           600         3,471
 Maxitrans Industries, Ltd.............................       117,527        23,279
 McConnell Dowell Corp., Ltd...........................        27,438        49,602
 McGuigan (Brian) Wines, Ltd...........................        47,664        58,444
 McPherson's, Ltd......................................        61,500        44,472
 *Meekatharra Minerals, Ltd............................        70,200         6,401
 #Metal Manufactures, Ltd..............................       493,644       698,408
 Metalcorp, Ltd........................................       112,800        97,172
 Mirvac, Ltd...........................................       406,003       421,236
 Morgan and Banks, Ltd.................................        97,863       251,683
 *Mosaic Oil NL........................................       314,295        73,123
 *Mount Kersey Mining NL...............................        73,076        35,382
 National Can Industries, Ltd..........................        97,017       125,059
 Nautronix, Ltd........................................        74,694        56,361
 *Newcrest Mining, Ltd.................................       127,708       181,484
 Normandy Mt. Leyshon, Ltd.............................       133,376       129,994
 North Flinders Mines, Ltd.............................        72,906       165,036
 *Novogen, Ltd.........................................        46,157        69,656
 Novus Petroleum, Ltd..................................       171,258       179,837
 OPSM Protector, Ltd...................................       289,801       630,505
 Oil Company of Australia, Ltd.........................        51,800        60,258
 *Orbital Engine Corp., Ltd............................       537,358       250,039
 Oroton International, Ltd.............................        34,600        22,627
 Pacific BBA, Ltd......................................       294,083       832,138
 Pacific Hydro, Ltd....................................        28,424        14,298
 *Pan Pacific Petroleum NL.............................       327,800        22,673
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Parbury, Ltd..........................................       168,113  $     31,713
 *Payce Consolidated, Ltd..............................        18,000         8,036
 Penfold (W.C.), Ltd...................................        14,100        13,299
 *Peptide Technology, Ltd..............................       176,600        51,081
 *Perilya Mines NL.....................................       263,500        43,079
 Permanent Trustee Co., Ltd............................        14,000        88,032
 Petaluma, Ltd.........................................        29,519        81,671
 Peter Lehmann Wines, Ltd..............................        35,586        45,201
 *Petroz NL............................................       308,910       128,200
 *Petsec Energy, Ltd...................................        97,992        48,678
 Pirelli Cables Australia, Ltd.........................        97,420        43,493
 *Polartechnics, Ltd...................................        37,205        62,463
 *Portman Mining, Ltd..................................       166,100        99,222
 *Power Pacific, Ltd...................................       302,000             0
 *Precious Metals Australia, Ltd.......................        75,757        20,960
 *Preston Resources NL.................................        64,000        52,316
 Prime Television, Ltd.................................       151,669       168,899
 *Progen Industries, Ltd...............................        14,388        49,307
 *Quantum Resources, Ltd...............................       115,007        26,757
 Queensland Cotton Holdings, Ltd.......................        39,866       118,069
 *Queensland Metals Corp., Ltd.........................       327,666       162,769
 *Raptis Group, Ltd....................................        12,000           830
 Rebel Sport, Ltd......................................        77,898        50,942
 *Redfire Resources NL.................................        23,250         1,608
 Reece Australia, Ltd..................................        32,100       228,085
 Resolute, Ltd.........................................       320,738       280,335
 #Ridley Corp., Ltd....................................       573,073       414,401
 Rock Building Society, Ltd............................        11,373        16,877
 Ross Mining NL........................................       296,806       192,231
 Rural Press, Ltd......................................       198,599       624,396
 SGIO Insurance, Ltd...................................       289,830       382,715
 #Savage Resources, Ltd................................       861,100       481,899
 Schaffer Corp., Ltd...................................        13,800        18,223
 Scientific Services, Ltd..............................       116,615        46,930
 Scott Corp., Ltd......................................        43,000        40,828
 Siddons Ramset, Ltd...................................       100,809       316,944
 Simeon Wines, Ltd.....................................        74,285       165,822
 Simsmetal, Ltd........................................       145,058       535,417
 Singleton Group, Ltd..................................        26,804        64,047
 Sino Securities International, Ltd....................         8,118         3,420
 *Sipa Resources International NL......................        81,000         4,126
 Skilled Engineering, Ltd..............................       112,716       102,770
 *Solution 6 Holdings, Ltd.............................        34,607        18,714
 Sonic Healthcare, Ltd.................................       184,902       298,805
 Sons of Gwalia, Ltd...................................       199,548       606,048
 Southern Cross Broadcasting (Australia), Ltd..........        40,684       182,145
 *Southern Pacific Petroleum NL........................        82,140        95,552
 Southern Star Group, Ltd..............................       148,407       130,646
 *Spectrum Network Systems, Ltd. Series B..............       153,959        57,118
 Spicers Paper, Ltd....................................       246,300       235,408
 Spotless Group, Ltd...................................       252,124       578,655
 Spotless Services, Ltd................................       613,924       432,360
 *St. Barbara Mines, Ltd...............................       375,500        17,945
 *Strategic Minerals Corp. NL..........................        13,100           305
 Sydney Aquarium, Ltd..................................        24,135        60,401
 Tandou, Ltd...........................................         3,100         2,865
 *Tanganyika Gold NL...................................        14,760         3,527
 *Tap Oil..............................................       122,200        70,692
 *Target Mining Corp., Ltd.............................        54,667         1,031
 Tassal, Ltd...........................................        81,984        70,626

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Techniche, Ltd.......................................        17,610  $     11,627
 Telecasters Australia, Ltd............................        20,546        79,454
 Television & Media Services, Ltd......................       122,461       104,725
 Tempo Service, Ltd....................................        49,087        49,694
 *Ten Network Holdings, Ltd............................       169,334       224,667
 Thakral Holdings Group................................       651,138       257,945
 *Ticor, Ltd...........................................       347,850       157,484
 Timbercorp Eucalyptus, Ltd............................        12,700        37,134
 *Titan Resources NL...................................        50,000         3,458
 Toll Holdings, Ltd....................................        59,161       104,161
 *Tooth & Co., Ltd.....................................       153,000        22,609
 Tourism Assets Holdings, Ltd..........................       441,979       269,579
 *Transcom International, Ltd..........................        37,200        13,567
 *Triako Resources, Ltd................................         5,400           637
 *Troy Resources NL....................................        22,548         6,380
 *Union Gold Mining Co. NL.............................       142,500        25,089
 United Construction Group, Ltd........................        81,554       143,587
 *Victoria Petroleum NL................................       147,973         5,397
 Villa World, Ltd......................................       134,700        92,322
 Visions Systems, Ltd..................................        15,334        67,301
 *Walhalla Mining Company NL...........................           681            17
 #Walker Corp., Ltd....................................       419,649       179,435
 Wattyl, Ltd...........................................       174,123       487,224
 Webster, Ltd..........................................        33,551        17,932
 Wesfi, Ltd............................................        76,261        65,935
 Western Metals, Ltd...................................       379,766       193,426
 Westralian Sands, Ltd.................................       173,114       407,114
 White (Joe) Maltings, Ltd.............................        26,738        62,376
 Wide Bay Capricorn Building Society, Ltd..............        11,969        24,535
 Wills (W.D. & H.O.) Holdings, Ltd.....................       259,700       571,548
 Yates (Arthur) and Co. Property, Ltd..................       136,870        86,064
 *Zimbabwe Platinum Mines, Ltd.........................        74,620        15,951
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $41,142,823)...................................                  32,352,365
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Australian Dollar (Cost $9,554)......................                       9,631
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tanganyika Gold NL Rights 12/22/98
   (Cost $0)...........................................         4,920             0
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $41,152,377)...................................                  32,361,996
                                                                       ------------
SINGAPORE -- (17.5%)
COMMON STOCKS -- (17.5%)
 AV Jennings Homes, Ltd................................        30,800         8,602
 Acma, Ltd.............................................       419,600       205,089
 *Alliance Technology & Development, Ltd...............        48,000        10,492
 Amtek Engineering, Ltd................................       397,500       190,667
 Ana Hotels Singapore, Ltd.............................        89,000        70,790
 Avimo Group, Ltd......................................       288,250       446,294
 Bonvests Holdings, Ltd................................       560,000       151,307
 British-American Tobacco Co. (Singapore), Ltd.........       149,000       374,540
 *Broadway Industrial Group, Ltd.......................       117,000         8,525
 Bukit Sembawang Estates, Ltd..........................        60,334       329,698
 *#CK Tang, Ltd........................................       249,000        55,939
 CSA Holdings, Ltd.....................................       309,000       124,765
 CWT Distribution, Ltd.................................       406,500       133,280
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Carnaudmetalbox Asia, Ltd.............................       106,000  $    110,700
 Causeway Investment, Ltd..............................       133,000        25,034
 #Central Properties, Ltd..............................        66,000       362,664
 Chemical Industries (Far East), Ltd...................        77,910        82,783
 Chevalier Singapore Holdings, Ltd.....................       114,000        16,612
 Chuan Hup Holdings, Ltd...............................       535,000       177,036
 Comfort Group, Ltd....................................     1,403,000       494,080
 Compact Metal Industries..............................       462,000        68,726
 Cosco Investment (Singapore), Ltd.....................       196,400        62,009
 Courts Singapore, Ltd.................................       423,000       148,964
 Econ International, Ltd...............................       621,000       162,133
 *Eltech Electronics, Ltd..............................       237,000        23,024
 Eng Wah Organisation, Ltd.............................       174,000        24,299
 First Capital Corp., Ltd..............................       575,000       457,352
 Focal Finance, Ltd....................................        95,200        98,265
 Freight Links Express Holdings, Ltd...................       645,000        80,283
 Fuji Offset Plates Manufacturing, Ltd.................        33,750         4,047
 GB Holdings, Ltd......................................        90,000        23,771
 GK Goh Holdings.......................................       917,000       506,667
 *General Magnetics, Ltd...............................       177,000        21,494
 *#Goldtron, Ltd.......................................       473,000        45,951
 Guthrie GTS, Ltd......................................     1,174,400       188,962
 HTP Holdings, Ltd.....................................       321,000        60,420
 Hai Sun Hup Group, Ltd................................     1,097,000       306,391
 Haw Par Brothers International, Ltd...................       500,200       522,377
 Hind Hotels International, Ltd........................       112,000        74,804
 Hitachi Zosen (Singapore), Ltd........................       962,000       438,075
 Hong Kok Corp., Ltd...................................       390,000       227,325
 Hotel Grand Central, Ltd..............................       437,640       138,176
 Hotel Plaza, Ltd......................................     1,015,000       265,000
 Hotel Properties, Ltd.................................     1,114,000       585,077
 Hotel Royal, Ltd......................................        98,333        58,809
 Hour Glass, Ltd.......................................       298,000        74,184
 Hup Seng Huat, Ltd....................................       666,200        82,922
 Hwa Hong Corp., Ltd...................................       443,000       309,324
 Hwa Tat Lee, Ltd......................................       158,000        18,707
 *#IPC Corp., Ltd......................................     1,936,000        99,916
 Inchcape Motors, Ltd..................................       348,000       483,867
 *Inno-Pacific Holdings, Ltd...........................       300,500        20,070
 Insurance Corp. of Singapore, Ltd.....................       138,250       136,825
 International Factors (Singapore), Ltd................       169,000        47,202
 Intraco, Ltd..........................................       264,500       101,176
 Isetan (Singapore), Ltd...............................        61,000        68,519
 Jack Chia-MPH, Ltd....................................       638,000       195,625
 Jaya Holdings, Ltd....................................       122,400        40,132
 Jurong Cement, Ltd....................................        80,500       139,300
 Jurong Engineering, Ltd...............................        87,000       101,422
 Kay Hian Holdings, Ltd. (Foreign).....................     1,013,000       442,847
 Keppel Finance, Ltd...................................       253,750       184,884
 #Keppel Integrated Engineering, Ltd...................       467,000       245,270
 Keppel Marine Industries, Ltd.........................       505,500       515,635
 Keppel Telecommunications and Transportation, Ltd.....       974,000       697,835
 Khong Guan Flour Milling, Ltd.........................        10,000        10,200
 Kim Eng Holdings, Ltd.................................     1,656,200       739,115
 L & M Group Investments, Ltd..........................       337,100       120,760
 LC Development, Ltd...................................       225,333        54,042
 Lee Kim Tah Holdings, Ltd.............................       159,000        57,924
 Liang Court Holdings, Ltd.............................     1,199,000       334,880
 Liang Huat Aluminum, Ltd..............................       722,000        78,908
 Lim Kah Ngam, Ltd.....................................       350,999        62,869
 *Low Keng Huat Singapore, Ltd.........................       144,000        17,049

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Lum Chang Holdings, Ltd...............................     1,049,030  $    340,764
 Metalock (Singapore), Ltd.............................        60,000        17,122
 #Metro Holdings, Ltd..................................       266,160       302,201
 *Neptune Orient Lines, Ltd............................     1,222,000       478,567
 *Nippecraft, Ltd......................................       886,000        64,555
 Orchard Parade Holdings, Ltd..........................       737,320       432,011
 *Osprey Maritime, Ltd.................................       871,000       364,904
 Overseas Union Enterprise, Ltd........................       200,000       346,088
 Overseas Union Trust (Foreign)........................       163,800       151,171
 *PCI, Ltd.............................................       225,000        37,569
 *Pacific Can Investment Holdings, Ltd.................       101,000        11,652
 Pacific Carriers, Ltd.................................       761,000       288,786
 Pan Malayan Holdings, Ltd.............................       100,000        59,503
 Pan Pacific Public Co., Ltd...........................        46,500        10,729
 Pan-United Corp., Ltd.................................     1,184,000       240,829
 Pentex-Schweizer Circuits, Ltd........................       183,200        89,543
 Pertama Holdings, Ltd.................................        68,750         4,592
 *Pokka Corp. (Singapore), Ltd.........................        79,000         9,593
 Prima, Ltd............................................        95,000       129,206
 Provisions Suppliers Corp.............................       544,600       133,920
 Republic Hotels and Resorts, Ltd......................       787,000       434,838
 Resources Development Corp., Ltd......................       104,000        94,719
 Robinson & Co., Ltd...................................       181,360       550,583
 Rotary Engineering, Ltd...............................       230,000        49,576
 SNP Corp., Ltd........................................        68,000        15,276
 *SPP, Ltd.............................................       454,000        46,862
 *ST Capital, Ltd......................................       940,553       351,213
 San Teh, Ltd..........................................       523,672       111,286
 Scotts Holdings, Ltd..................................       482,000       219,493
 Sea View Hotel, Ltd...................................        44,000       120,754
 Shangri-la Hotel, Ltd.................................       377,700       550,389
 Sime Singapore, Ltd...................................     1,477,000       448,396
 Sing Investments & Finance, Ltd. (Foreign)............        94,500        53,361
 Singapore Finance, Ltd................................       502,000       371,856
 Singapore Reinsurance Corp., Ltd......................       200,700       107,236
 Singapura Building Society, Ltd.......................        65,250        35,260
 *Singatronics, Ltd....................................       620,000       141,167
 Ssangyong Cement (Singapore), Ltd.....................       201,000       173,299
 Stamford Tyres Corp., Ltd.............................        62,000        11,293
 Straits Trading Co., Ltd..............................       416,000       320,781
 Sunright, Ltd.........................................       338,000       168,284
 Superior Metal Printing, Ltd..........................       235,500        40,752
 Tat Lee Finance, Ltd..................................        66,000        47,687
 Tibs Holdings, Ltd....................................       203,500       137,151
 Tiger Medicals, Ltd...................................       155,000        94,112
 Times Publishing, Ltd.................................       334,000       504,961
 *Transmarco, Ltd......................................        12,000        22,004
 Tuan Sing Holdings, Ltd...............................     3,106,000       339,458
 United Engineers, Ltd.................................       431,500       277,714
 United Overseas Finance, Ltd..........................       134,500        93,914
 United Overseas Insurance, Ltd........................        75,500        54,093
 United Pulp & Paper Co., Ltd..........................       289,000       108,793
 *Uraco Holdings, Ltd..................................       347,000        58,993
 *Van der Horst, Ltd...................................       309,100       137,942
 Vickers Ballas Holdings, Ltd..........................     1,314,000       925,476
 WBL Corp., Ltd........................................       280,000       210,810
 Wearnes International (1994), Ltd.....................        33,000         7,914
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $39,781,811)...................................                  24,403,708
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Singapore Dollars (Cost $21,684).....................                $     21,739
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $39,803,495)...................................                  24,425,447
                                                                       ------------
NEW ZEALAND -- (5.7%)
COMMON STOCKS -- (5.7%)
 AFFCO Holdings, Ltd...................................       227,088        26,361
 *Advantage Group, Ltd.................................        44,000        14,162
 Baycorp Holdings, Ltd.................................        72,007       264,062
 CDL Hotels NZ, Ltd....................................       657,244       124,846
 CDL Investments NZ, Ltd...............................       191,786        22,263
 Cavalier Corp., Ltd...................................        43,907        77,843
 Ceramco Corp., Ltd....................................        59,127        34,318
 Colonial Motor Co., Ltd...............................        37,752        35,457
 Corporate Investments, Ltd............................       807,127       366,257
 *Cue Energy Resources NL..............................       452,354        19,095
 DB Group, Ltd.........................................       189,577       315,095
 Donaghys, Ltd.........................................        37,239        23,579
 Eastern Equities Corp., Ltd...........................        41,001         8,870
 Ebos Group, Ltd.......................................         9,036        23,362
 Enerco New Zealand, Ltd...............................       159,734       477,045
 Ernest Adams, Ltd.....................................        20,495        22,710
 *Evergreen Forests, Ltd...............................       122,501        29,087
 Fernz Corp., Ltd......................................       191,102       569,718
 Fisher & Paykel Industries, Ltd.......................       155,290       487,536
 Force Corp., Ltd......................................       291,114        98,308
 Hallenstein Glassons Holdings, Ltd....................       109,038       123,698
 Hellaby Holdings, Ltd.................................        61,379        63,154
 *Kingsgate International Corp., Ltd...................       479,679        40,496
 LWR Industries, Ltd...................................        49,137        28,001
 Michael Hill International, Ltd.......................        47,040        58,329
 Milburn New Zealand, Ltd..............................       258,541       286,480
 Natural Gas Corp. Holdings, Ltd.......................        42,200        42,752
 New Zealand Oil & Gas, Ltd............................       189,110        39,914
 New Zealand Refining Co., Ltd.........................        42,119       360,030
 Northland Port Corp. (New Zealand), Ltd...............        77,971        49,370
 Nuplex Industries, Ltd................................       164,195       242,585
 *Otter Gold Mines, Ltd................................        89,321        54,200
 Owens Group, Ltd......................................        94,922        62,607
 PDL Holdings, Ltd.....................................        16,581        36,921
 Pacific Retail Group, Ltd.............................        52,744        23,656
 Port of Tauranga, Ltd.................................       143,746       292,013
 Ports of Auckland.....................................       177,558       524,655
 Progessive Enterprises, Ltd...........................       395,773       281,920
 Radio Pacific, Ltd....................................         5,200        10,838
 Reid Farmers, Ltd.....................................        68,334        19,470
 Richina Pacific, Ltd..................................       137,322        43,475
 Sanford, Ltd..........................................       174,612       290,222
 Scott Technology, Ltd.................................        23,274        28,245
 *Seafresh Fisheries...................................        80,520         4,249
 Shortland Properties, Ltd.............................       381,380       126,778
 South Eastern Utilities, Ltd..........................        73,279        42,532
 South Port New Zealand, Ltd...........................        39,528        19,188
 St. Lukes Group, Ltd..................................       290,167       274,061
 Steel & Tube Holdings, Ltd............................       117,010        98,167
 *Summit Gold, Ltd.....................................       107,419         8,502
 Tasman Agriculture, Ltd...............................       263,200       108,324
 Taylors Group, Ltd....................................        29,646        11,419
 *Tourism Holdings, Ltd................................        62,794        36,115

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Trans Tasman Properties, Ltd..........................       593,308  $    134,615
 Warehouse Group, Ltd..................................       251,743       700,026
 Waste Management NZ, Ltd..............................        74,544       267,465
 Williams & Kettle, Ltd................................        17,172        13,591
 Wrightson, Ltd........................................       317,720        56,999
 Zuellig NZ, Ltd.......................................       148,825        34,552
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,636,416)...................................                   7,979,588
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *New Zealand Dollar (Cost $646).......................                         635
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $11,637,062)...................................                   7,980,223
                                                                       ------------
SOUTH KOREA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Korea Green Cross Co., Ltd.
   (Cost $156).........................................             4           128
                                                                       ------------
CANADA -- (0.0%)
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Canadian Dollars
   (Cost $1)...........................................                           1
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $2,231,175) to be
   repurchased at $2,193,302.
   (Cost $2,193,000)...................................  $      2,193  $  2,193,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $247,446,149)++....                $139,521,594
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $248,613,662.
  ##  Illiquid securities fair valued by the Board of Trustees.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                            SHARES           VALUE+
                                                         ------------  ------------
UNITED KINGDOM -- (97.8%)
COMMON STOCKS -- (96.8%)
 600 Group P.L.C.......................................      123,110   $    133,100
 *AAF Industries P.L.C.................................       53,256         45,710
 *ABI Leisure Group P.L.C..............................       73,000              0
 AIM Group P.L.C.......................................       32,063         62,185
 API Group P.L.C.......................................       51,500        259,268
 ASDA Property Holdings P.L.C..........................       94,000        191,618
 *ASW Holdings P.L.C...................................      385,900        108,284
 Abacus Polar P.L.C....................................      125,000        223,863
 Abbeycrest P.L.C......................................       61,590        108,268
 Abbot Group P.L.C.....................................       92,595        285,806
 Abbott Mead Vickers P.L.C.............................      141,750        937,060
 Aberdeen Trust P.L.C..................................       38,500         62,913
 Acal P.L.C............................................        2,000          9,821
 Acatos & Hutcheson P.L.C..............................       79,000        182,556
 *Acorn Computer Group P.L.C...........................      100,000        119,668
 *Action Computer Supplies Holdings, Ltd...............        8,000         26,608
 Adam & Harvey Group P.L.C.............................       10,500         24,264
 Admiral P.L.C.........................................       48,000        774,462
 Adscene Group P.L.C...................................       48,933         94,499
 Adwest Group P.L.C....................................      184,250        214,407
 *African Lakes Corp. P.L.C............................        6,208          5,380
 Airflow Streamlines P.L.C.............................       20,500         45,004
 Airsprung Furniture Group P.L.C.......................       58,000         60,792
 Alba P.L.C............................................      110,625        322,285
 *Albemarle Property Investment P.L.C..................      150,000          8,666
 *Alexanders Holdings P.L.C............................      188,000         47,323
 Alexandra Workwear P.L.C..............................       86,243        137,370
 *Alexon Group P.L.C...................................      121,500        434,186
 Allders P.L.C.........................................       16,000         24,693
 Allen P.L.C...........................................       25,000        132,048
 Allied Leisure P.L.C..................................      265,166        111,609
 Allied London Properties P.L.C........................      154,852        191,699
 Allied Textile Companies P.L.C........................      156,033        283,303
 Alpha Airports Group P.L.C............................      318,263        196,997
 *Alphameric P.L.C.....................................        2,046          1,418
 Alumasc Group P.L.C...................................       85,000        135,390
 Alvis P.L.C...........................................      150,000        445,662
 Amey P.L.C............................................       56,000        610,062
 Andrew Sykes Group P.L.C..............................      203,650        579,850
 *Anglesey Mining P.L.C................................       55,000          4,312
 Anglian Group P.L.C...................................      157,850        575,809
 Anglo Eastern Plantations P.L.C.......................       57,166         46,707
 Anite Group P.L.C.....................................      250,000        189,819
 Apollo Metals P.L.C...................................       60,000         81,210
 Aquarius Group P.L.C..................................        8,000         20,666
 Arlen P.L.C...........................................      200,728         95,255
 Armitage Brothers P.L.C...............................        4,000         12,941
 Armour Trust P.L.C....................................      198,500         36,860
 Ascot P.L.C...........................................       38,461        160,296
 Ash & Lacy P.L.C......................................       91,098        172,921
 Ashtenne Holdings P.L.C...............................       50,000        111,003
 *Associated British Engineering P.L.C.................      534,500         13,234
 Associated Nursing Services P.L.C.....................       50,000        113,479
 *Aukett Associates P.L.C..............................      142,375         18,213
 Austin Reed Group P.L.C...............................       68,999        109,904
 Avesco P.L.C..........................................       29,998        148,049

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Avon Rubber P.L.C.....................................       60,364   $    407,515
 Avonside Group P.L.C..................................       50,000         30,536
 *Azlan Group P.L.C....................................      185,000        172,529
 BNB Resources P.L.C...................................       49,000         67,534
 BPP Holdings P.L.C....................................       77,450        597,647
 BS P.L.C..............................................        7,000         15,425
 BSG International P.L.C...............................       59,597        116,078
 *BWA Group P.L.C......................................        6,300          1,222
 BWI P.L.C.............................................      102,452         92,163
 Babcock International Group P.L.C.....................      122,557        144,639
 Baggeridge Brick P.L.C................................       98,000        123,745
 Bailey (Ben) Construction P.L.C.......................       26,000         22,316
 Bailey (C.H.) P.L.C...................................      109,500         13,556
 Bailey (C.H.) P.L.C. Class B..........................       10,000          2,641
 Bandt P.L.C...........................................      315,000        158,581
 Banks (Sidney C.) P.L.C...............................       26,736         90,467
 Barbour Index P.L.C...................................       41,000        143,809
 Bardon Group P.L.C....................................          270            326
 Barlows P.L.C.........................................       50,000         38,376
 Barr (A.G.) P.L.C.....................................       43,000        315,842
 Baynes (Charles) P.L.C................................      341,378        264,835
 *Bearing Power International P.L.C....................       81,757         12,145
 Beattie (James) P.L.C.................................       92,247        248,950
 Beauford P.L.C........................................        1,312             92
 Bellway P.L.C.........................................       93,000        438,259
 Bemrose Corp. P.L.C...................................       94,500        422,710
 Benchmark Group P.L.C.................................       26,892         59,924
 Benson Group P.L.C....................................       77,856         34,697
 Bentalls P.L.C........................................       91,617        109,637
 Berisford P.L.C.......................................      200,000        622,276
 Bespak P.L.C..........................................       55,918        807,610
 Betacom P.L.C.........................................      149,652         88,308
 Bett Brothers P.L.C...................................       33,108         77,873
 *Beverley Group P.L.C.................................       86,820          1,075
 *Biocompatibles International P.L.C...................       11,250         17,177
 Birkby P.L.C..........................................      108,157        285,638
 *Birkdale Group P.L.C.................................       33,600            693
 Birse Group P.L.C.....................................      421,901         78,344
 Black (A & C) P.L.C...................................        2,250         15,320
 Black (Peter) Holdings P.L.C..........................      134,495        630,473
 Black Arrow Group P.L.C...............................       56,500         77,871
 Blacks Leisure Group P.L.C............................       69,959        278,293
 Blagden Industries P.L.C..............................      159,892        457,897
 Blick P.L.C...........................................       68,555        436,786
 Blockleys P.L.C.......................................       73,918         51,854
 *Body Shop International P.L.C........................      139,000        167,486
 *Bolton Group (International), Ltd....................       23,000            759
 Boosey & Hawkes P.L.C.................................       47,500        274,412
 Boot (Henry) & Sons P.L.C.............................       57,000        164,647
 *Booth Industries Group P.L.C.........................        5,000          3,342
 Bostrom P.L.C.........................................       36,000        107,850
 Bourne End Properties P.L.C...........................      141,021         84,961
 Bradstock Group P.L.C.................................      130,000         96,560
 Brammer (H.) P.L.C....................................       98,536        521,272
 Brasway P.L.C.........................................      217,701         40,425
 Break for the Border Group P.L.C......................       70,000         45,061
 Breedon P.L.C.........................................       65,428         92,336
 Brent International P.L.C.............................      149,531        203,623
 *Brent Walker Group P.L.C.............................      128,571              0

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
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Bridgend Group P.L.C..................................       93,000   $     12,280
 Bridport-Gundry P.L.C.................................       38,500         54,016
 Bristol United Press P.L.C............................       40,500        257,370
 Bristol Water Holdings P.L.C..........................       12,000        288,690
 Britannia Group P.L.C.................................       50,000         28,885
 *British Biotech P.L.C................................      100,000         64,373
 British Fittings Group P.L.C..........................       62,658         76,533
 British Mohair Holdings P.L.C.........................       31,500         42,375
 British Polythene Industries P.L.C....................       56,740        265,980
 British Steam Specialties Group P.L.C.................       56,505        295,191
 *British Thornton Holdings P.L.C......................       35,000         13,865
 British-Borneo Petroleum Syndicate P.L.C..............       93,414        227,429
 Brockhampton Holdings P.L.C...........................       12,000         37,039
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000         68,929
 Brooke Industrial Holdings P.L.C......................       15,574         23,393
 Brooks Service Group P.L.C............................       25,500         41,669
 *Brown & Jackson P.L.C................................      522,019        680,699
 Brunel Holdings P.L.C.................................      276,000         27,334
 Bryant Group P.L.C....................................       20,909         29,336
 Budgens P.L.C.........................................      370,137        380,315
 Bulgin (A.F.) & Co. P.L.C.............................        4,000          6,338
 Bulgin (A.F.) & Co. P.L.C. Class A Non-Voting.........       52,000         10,514
 *Bullers P.L.C........................................           97              0
 Bullough P.L.C........................................      256,000        291,562
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        354,508
 Burford Holdings P.L.C................................       20,000         28,390
 *Burn Stewart Distillers P.L.C........................      142,500         41,162
 *Burnden Leisure P.L.C................................       33,000          9,260
 Burndene Investments P.L.C............................      220,001        101,677
 Burtonwood Brewery P.L.C..............................       52,000        138,617
 Business Post Group P.L.C.............................       25,000        150,617
 CLS Holdings P.L.C....................................      102,907        189,392
 CRT Group P.L.C.......................................       22,000         52,654
 Caffyns P.L.C.........................................        6,000         27,482
 *Cairn Energy P.L.C...................................       13,000         24,569
 Cala P.L.C............................................       98,400        153,486
 Calderburn P.L.C......................................      107,636         79,949
 *Calluna P.L.C........................................       58,000         23,694
 Camellia P.L.C........................................        2,950        167,990
 Canning (W.) P.L.C....................................       68,354        332,834
 *Cantab Pharmaceuticals P.L.C.........................      100,000        349,102
 Cape P.L.C............................................      119,518        186,426
 Capital Corp. P.L.C...................................      205,000        197,948
 Capital Industries P.L.C..............................       75,937         59,537
 Carclo Engineering Group P.L.C........................      135,463        201,236
 *Cardinal Business Group P.L.C........................       25,000          2,166
 *Carlisle Holdings, Ltd...............................      375,000        134,627
 Carpetright P.L.C.....................................       95,000        308,126
 Carr's Milling Industries P.L.C.......................       19,000         25,403
 Castings P.L.C........................................      102,000        335,881
 *Cathay International P.L.C...........................      439,600         36,280
 Caverdale Group P.L.C.................................       63,924        137,694
 *Celltech P.L.C.......................................        7,000         49,394
 Chamberlin & Hill P.L.C...............................       18,000         57,193
 Channel Holdings P.L.C................................      230,500         25,681
 Chemring Group P.L.C..................................       49,000         94,224
 Chesterfield Properties P.L.C.........................       25,000        158,045
 *Chiroscience Group P.L.C.............................       10,000         49,105
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Chloride Group P.L.C..................................      535,500   $    446,368
 Christie Group P.L.C..................................       50,846         37,347
 Chrysalis Group P.L.C.................................       72,036        771,678
 Church & Co. P.L.C....................................       26,500        134,503
 Churchill China P.L.C.................................       30,000         44,071
 City Centre Restaurants P.L.C.........................      408,500        478,732
 *City Site Estates P.L.C..............................       20,000          8,748
 City Technology Holdings P.L.C........................       15,000         50,508
 Clark (Matthew) P.L.C.................................       50,000        198,897
 Clarkson (Horace) P.L.C...............................       44,733         57,961
 *Clinical Computing P.L.C.............................       40,000         27,400
 Clinton Cards P.L.C...................................      152,460        343,503
 *Clubhaus P.L.C.......................................       31,694         34,789
 Clyde Blowers P.L.C...................................       19,635         53,800
 *Cohen (A.) & Co. P.L.C...............................        2,100          5,026
 Colefax & Fowler Group P.L.C..........................       60,000         70,811
 *Colorvision P.L.C....................................       50,000              0
 Community Hospitals Group P.L.C.......................       81,333        588,679
 Conrad Ritblat Group P.L.C............................       64,228        248,605
 *Consolidated Coal P.L.C..............................        9,166            416
 Cornwell Parker P.L.C.................................       78,333        101,498
 Cosalt P.L.C..........................................       30,700        104,641
 Countryside Property P.L.C............................      168,259        211,074
 Courtaulds Textiles P.L.C.............................       75,000        194,977
 Courts P.L.C..........................................      134,722        594,845
 Coutts Consulting Group P.L.C.........................       92,000         36,445
 Cradley Group Holdings P.L.C..........................       80,000         55,460
 Crest Nicholson P.L.C.................................      311,250        511,180
 Crestacare P.L.C......................................      381,864        185,940
 *Creston Land & Estates P.L.C.........................        5,000          6,066
 Critchley Group P.L.C.................................        7,500         56,327
 Cropper (James) P.L.C.................................       22,000         56,285
 *Culver Holdings P.L.C................................          338            159
 Cussins Property Group P.L.C..........................       43,750         56,327
 DCS Group P.L.C.......................................       10,000         83,520
 Daejan Holdings P.L.C.................................       23,000        419,500
 Dagenham Motors Group P.L.C...........................       50,752        136,966
 Dairy Crest Group P.L.C...............................        5,000         30,123
 Danka Business Systems P.L.C..........................       15,000         13,370
 Dart Group P.L.C......................................       74,000        216,196
 Dawson Group P.L.C....................................      100,674        320,713
 Dawson International P.L.C............................      408,769         91,086
 *Deanes Holdings P.L.C................................        4,316            178
 Debenham Tewson & Chinnocks Holdings P.L.C............       89,500        131,479
 *Delaney Group P.L.C..................................      270,000         10,027
 Delphi Group P.L.C....................................       51,993        238,150
 Delyn Group P.L.C.....................................       22,500         33,425
 Denby Group P.L.C.....................................       41,237         64,663
 Dencora P.L.C.........................................       23,000         72,321
 Denmans Electrical P.L.C..............................       53,568         92,398
 Densitron International P.L.C.........................       42,386         18,890
 Derwent Valley Holdings P.L.C.........................       90,000        702,660
 Development Securities P.L.C..........................       62,000        216,955
 Dewhirst Group P.L.C..................................      275,760        409,653
 Dewhurst P.L.C........................................        9,000          8,839
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         14,711
 *Dialog Corp. P.L.C...................................      115,000        134,771
 Diploma P.L.C.........................................       96,000        261,455
 Dixon Motors P.L.C....................................       55,408         88,255
 Dolphin Packaging P.L.C...............................       49,110        172,255
 Domino Printing Sciences P.L.C........................      117,187        783,387

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
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Domnick Hunter Group P.L.C............................       30,000   $    113,149
 *Donelon Tyson P.L.C..................................      322,588              0
 Dorling Kindersley Holdings P.L.C.....................       20,000         93,424
 Dowding & Mills P.L.C.................................      336,440        230,461
 Drummond Group P.L.C..................................       26,250          5,199
 EBC Group P.L.C.......................................       30,000         25,254
 *ERA Group P.L.C......................................      400,000         29,711
 Eadie Holdings P.L.C..................................      118,000         18,990
 East Surrey Holdings P.L.C............................       36,800        173,115
 Eclipse Blinds P.L.C..................................       85,670         88,379
 Edinburgh Fund Managers Group P.L.C...................       61,000        256,751
 Elbief P.L.C..........................................       23,500          7,564
 Eldridge Pope & Co. P.L.C.............................       25,000         76,547
 Eleco Holdings P.L.C..................................      104,685         28,511
 Electronic Data Processing P.L.C......................       55,200         65,601
 Electronics Boutique P.L.C............................       50,000         70,151
 Ellis & Everard P.L.C.................................      224,935        811,242
 Emess P.L.C...........................................      288,250         97,536
 English & Overseas Properties P.L.C...................       76,000         97,220
 *Ennstone P.L.C.......................................       50,000         28,473
 Epwin Group P.L.C.....................................       58,000        116,318
 Eurocamp P.L.C........................................       92,974        358,336
 Eurocopy P.L.C........................................      131,000         40,543
 Eurodis Electron P.L.C................................       70,000        109,765
 Euromoney Publications P.L.C..........................       20,000        544,698
 European Colour P.L.C.................................       82,090         81,299
 European Motor Holdings P.L.C.........................      118,325         78,123
 Evans Halshaw Holdings P.L.C..........................       70,687        188,432
 Evans of Leeds P.L.C..................................       80,000        114,222
 Expamet International P.L.C...........................      139,749        273,344
 *Eyecare Products P.L.C...............................      250,000         50,550
 FII Group P.L.C.......................................       41,166         25,481
 Fairey Group P.L.C....................................        8,226         39,851
 Falcon Holdings P.L.C.................................        5,500         13,254
 Farepak P.L.C.........................................       90,000        276,310
 *Farringford P.L.C....................................       30,000          5,818
 Fenner P.L.C..........................................      215,276        364,218
 *Ferguson International Holdings P.L.C................       89,105         75,745
 Field Group P.L.C.....................................       10,000         24,016
 Fife Indmar P.L.C.....................................       28,000         28,423
 Fine Art Developments P.L.C...........................      108,000        196,091
 Finelist Group P.L.C..................................      257,000        415,720
 Finlay (James) P.L.C..................................      220,370        267,351
 First Choice Holidays.................................      671,470      1,113,870
 First Technology P.L.C................................      130,250        679,370
 Firth (G.M.) Holdings P.L.C...........................      163,080         62,584
 Firth Rixson P.L.C....................................      312,666        423,191
 Fitch P.L.C...........................................       15,500         11,897
 *Flare Group P.L.C....................................       20,600          2,550
 Fletcher King P.L.C...................................       17,500         10,399
 Folkes Group P.L.C....................................       28,000         27,961
 Folkes Group P.L.C. Non-Voting........................       65,500         62,166
 Forminster P.L.C......................................       32,500         28,163
 Forth Ports P.L.C.....................................      126,000      1,143,866
 *Fortune Oil P.L.C....................................      609,000         42,722
 *Forward Technology Industries P.L.C..................       84,260         18,776
 *Foster (John) & Son P.L.C............................       27,500          4,993
 *Frederick Cooper P.L.C...............................        5,796          2,392
 French Connection Group P.L.C.........................       25,000        129,985
 *French P.L.C.........................................       32,000         16,902
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Friendly Hotels P.L.C.................................       51,533   $     88,037
 Frogmore Estates P.L.C................................       51,000        321,570
 Frost Group P.L.C.....................................      175,080        171,947
 Fulmar P.L.C..........................................       32,500         44,257
 *GBE International P.L.C..............................      149,628         12,966
 GEI International P.L.C...............................       87,000         91,905
 GWR Group P.L.C.......................................       35,698        130,220
 Galliford P.L.C.......................................      239,500         68,192
 Gardiner Group P.L.C..................................      310,500        143,503
 Garton Engineering P.L.C..............................       10,248         25,542
 Gaskell P.L.C.........................................       36,000         51,400
 Gearhouse Group P.L.C.................................       25,000        100,068
 Geest P.L.C...........................................       85,000        568,219
 Gerrard Group P.L.C...................................      123,860        654,219
 Gibbs & Dandy P.L.C...................................        4,500          9,805
 Gleeson (M.J.) Group P.L.C............................       22,471        301,361
 Glenchewton P.L.C.....................................       50,000         51,994
 Glenmorangie P.L.C....................................       20,000        226,958
 Go-Ahead Group P.L.C..................................        4,000         44,896
 Goldsmiths Group P.L.C................................       50,000        101,925
 Goode Durrant P.L.C...................................      122,500        626,815
 Goodhead Group P.L.C..................................       36,000         20,798
 Gowrings P.L.C........................................        5,000          8,913
 Graham Group P.L.C....................................       13,000         27,895
 Grainger Trust, Ltd...................................       22,000        103,493
 Grampian Holdings P.L.C...............................      200,324        277,750
 Graystone P.L.C.......................................      327,496        167,575
 Greenway Holdings P.L.C...............................       60,197         24,343
 *Greenwich Resources P.L.C............................      219,332         35,298
 Greggs P.L.C..........................................       26,000      1,072,890
 Greycoat P.L.C........................................      185,000        447,354
 Guiness Peat Group P.L.C..............................       99,901         72,554
 H & C Furnishings P.L.C...............................      190,750        220,396
 Haden Maclellan Holdings P.L.C........................      250,224        191,022
 Hall Engineering (Holdings) P.L.C.....................      110,528        175,140
 Halstead (James) Group P.L.C..........................       68,723        201,346
 Hambro Countrywide P.L.C..............................      624,000      1,174,171
 Hamley's P.L.C........................................       47,500        119,565
 Hampden Group P.L.C...................................       25,000         17,538
 Hampson Industries P.L.C..............................      283,463        252,657
 *Hampton Trust P.L.C..................................      232,050         68,944
 Hardys & Hansons P.L.C................................       48,000        179,057
 Hartstone Group P.L.C.................................      800,263        141,998
 Harvey Nash Group.....................................      125,000        498,275
 Havelock Europa P.L.C.................................       64,250         34,467
 *Hawtal Whiting Holdings P.L.C........................       22,588         13,981
 Hawtin P.L.C..........................................      196,500         85,951
 Hay (Norman) P.L.C....................................       48,000         33,672
 Haynes Publishing Group P.L.C.........................       14,703         51,571
 Headlam Group P.L.C...................................      110,773        412,309
 Heath (Samuel) & Sons P.L.C...........................        7,500         15,474
 Helical Bar P.L.C.....................................       35,000        284,522
 Hemingway Properties P.L.C............................      314,095        127,019
 Henlys Group P.L.C....................................        5,931         42,830
 Hewetson P.L.C........................................       31,428         67,438
 Hi-Tech Sports P.L.C..................................      132,446         42,630
 Hicking Pentecost P.L.C...............................       49,096         74,150
 Hickson International P.L.C...........................      387,128        383,396
 *Highbury House Communications P.L.C..................      250,000         36,107
 *High-Point P.L.C.....................................       57,510         35,597
 Hill & Smith Holdings P.L.C...........................       86,850         53,758

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Hitachi Credit (UK) P.L.C.............................        7,000   $     30,330
 Hodder Headline P.L.C.................................       61,000        242,151
 Hogg Robinson P.L.C...................................      186,000        629,374
 *Hollas Group P.L.C...................................      354,000         13,147
 *Holmes & Marchant Group P.L.C........................       54,000         11,810
 Holt (Joseph) P.L.C...................................        6,000        157,962
 Hopkinsons Group P.L.C................................      310,557         58,950
 *Horace Small Apparel P.L.C...........................       82,500         84,428
 Howard Holdings P.L.C.................................       57,730         32,875
 Hozelock Group P.L.C..................................       11,320         40,359
 Hunting P.L.C.........................................      218,695        514,394
 *Huntingdon Life Sciences Group P.L.C.................      357,000         76,604
 IAF Group P.L.C.......................................       30,000         46,795
 IBC P.L.C.............................................       96,470        667,188
 IMS Group P.L.C.......................................       75,000         83,562
 ISA International P.L.C...............................       95,214         62,864
 Ibstock P.L.C.........................................      625,200        598,534
 Iceland Group P.L.C...................................       34,000        136,092
 Ideal Hardware P.L.C..................................       20,000         81,705
 Ilion Group P.L.C.....................................        6,000          4,803
 Incepta Group P.L.C...................................      176,000         50,112
 *Industrial Control Services Group P.L.C..............      551,666        143,416
 Inn Business Group....................................      150,471        111,765
 *Innovative Technologies Group P.L.C..................       16,000         11,092
 Intelek P.L.C.........................................       79,904         21,762
 Intereurope Technology Services P.L.C.................       23,500         37,819
 Isotron P.L.C.........................................       30,500        276,888
 Ivory & Sime P.L.C....................................       78,125        187,627
 J.& J. Dyson P.L.C....................................       28,500         35,046
 JBA Holdings P.L.C....................................       50,000        156,807
 Jackson Group P.L.C...................................       47,237         53,409
 Jacobs (John I.) P.L.C................................      116,000        119,669
 Jardine Lloyd Thompson Group P.L.C....................      392,800      1,319,404
 Jarvis Hotels P.L.C...................................      100,000        207,150
 Jarvis P.L.C..........................................       17,000        185,478
 Jarvis Porter Group P.L.C.............................       99,894        153,343
 John David Sports P.L.C...............................      150,000        133,699
 Johnson Group Cleaners P.L.C..........................      110,535        435,141
 Johnston Group P.L.C..................................       26,000        122,309
 Johnston Press P.L.C..................................      100,000        346,626
 Jones & Shipman P.L.C.................................       29,500          3,895
 Jones Stroud Holdings P.L.C...........................       38,144         98,533
 Joseph (Leopold) Holdings P.L.C.......................       14,000        124,208
 Jourdan (Thomas) P.L.C................................       40,000         27,400
 Kalamazoo Computer Group P.L.C........................       56,120         38,442
 Kalon Group P.L.C.....................................       19,000         28,539
 Keller Group P.L.C....................................      110,000        354,054
 Kelsey Industries P.L.C...............................        7,500         36,829
 *Kendell P.L.C........................................      568,260              0
 *Kenwood Appliances P.L.C.............................      100,892        205,667
 Kewill Systems P.L.C..................................        1,000         19,518
 Kier Group P.L.C......................................        7,000         25,015
 Kunick P.L.C..........................................      600,000        242,638
 Laing (John) P.L.C....................................      107,026        507,006
 Laird Group P.L.C.....................................        6,000         13,568
 Lambert Fenchurch P.L.C...............................      202,000        283,408
 Lambert Howarth Group P.L.C...........................       34,000         82,497
 Lambert Smith Hampton P.L.C...........................        3,591          8,595
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Lamont Holdings P.L.C.................................       72,231   $     66,766
 *Laura Ashley Holdings P.L.C..........................      166,100         41,125
 Lavendon Group P.L.C..................................        4,000         17,331
 Leeds Group P.L.C.....................................       86,938         74,620
 Leicester City P.L.C..................................      100,000         58,596
 Leslie Wise Group P.L.C...............................      107,000         15,895
 *Liberty P.L.C........................................       51,875        122,015
 Lilleshall P.L.C......................................       80,564         89,761
 *Limelight Group P.L.C................................       42,000         20,104
 Lincat Group P.L.C....................................        4,000         18,982
 Linden P.L.C..........................................       37,500         87,894
 Linton Park P.L.C.....................................       39,000        221,444
 Linx Printing Technologies P.L.C......................       36,000         81,705
 Lionheart P.L.C.......................................       20,997          1,300
 *Lister & Co. P.L.C...................................       41,000              0
 Litho Supplies P.L.C..................................      100,000        213,753
 Locker (Thomas) Holdings P.L.C........................      176,168         50,160
 London Clubs International P.L.C......................      125,000        287,823
 London Forfeiting Co..................................       12,000         29,711
 London Scottish Bank P.L.C............................      281,000        565,859
 Lookers P.L.C.........................................       53,160         72,390
 Lopex P.L.C...........................................      154,948        107,418
 Lorien P.L.C..........................................      100,000        217,054
 *Lovell (Y.J.) Holdings P.L.C.........................       70,932         14,635
 Low & Bonar P.L.C.....................................       65,000        175,954
 Lowe (Robert H.) & Co. P.L.C..........................      251,985         14,557
 Lyles (S.) P.L.C......................................       16,000         12,148
 Lynx Holdings P.L.C...................................      100,000        297,108
 M Y Holdings P.L.C....................................       23,000         25,246
 M.R. Data Management Group P.L.C......................      123,158        182,956
 MFI Furniture Group P.L.C.............................      100,000         56,120
 ML Holdings P.L.C.....................................      350,132        187,827
 MMT Computing P.L.C...................................        3,000         46,918
 MS International P.L.C................................       71,500         21,833
 MSB International P.L.C...............................       16,000         52,819
 MacDonald Hotels P.L.C................................        9,000         23,620
 MacFarlane Group Clansman P.L.C.......................      292,687        335,761
 Macro 4 P.L.C.........................................       50,000        280,602
 Mallett P.L.C.........................................       37,437         53,451
 Manchester United P.L.C...............................       22,000         79,526
 Manganese Bronze Holdings P.L.C.......................       46,184        149,795
 Mansfield Brewery P.L.C...............................      143,892        555,769
 Marley P.L.C..........................................       18,857         33,460
 Marshalls P.L.C.......................................      275,100        606,197
 Marston Thompson & Evershed P.L.C.....................      106,000        518,767
 Martin International Holdings P.L.C...................      135,800         50,434
 Marylebone Warwick Balfour Group P.L.C................       41,600         50,469
 Matthews (Bernard) P.L.C..............................      273,942        495,125
 Mayflower Corp. P.L.C.................................       10,000         22,283
 McAlpine (Alfred) P.L.C...............................      171,111        382,701
 McBride P.L.C.........................................       10,000         26,079
 McCarthy & Stone P.L.C................................      209,968        466,141
 *McDonnell Information Systems Group P.L.C............      238,000        190,529
 McKay Securities P.L.C................................       87,000        179,503
 McLeod Russel Holdings P.L.C..........................      149,524        246,804
 Meggitt P.L.C.........................................      362,576        778,008
 Mentmore Abbey P.L.C..................................       76,090        114,919
 Menzies (John) P.L.C..................................        5,000         32,682
 Merchant Retail Group P.L.C...........................      224,766        141,907

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Meristem P.L.C........................................       84,250   $     60,492
 *Merrydown P.L.C......................................       59,927         20,772
 Metal Bulletin P.L.C..................................       24,000        455,566
 Metalrax Group P.L.C..................................      338,740        533,964
 *Metaltech International P.L.C........................      401,163         19,865
 Mice Group P.L.C......................................       50,000         14,649
 *Micro Focus Group P.L.C..............................      172,500        358,758
 Microgen Holdings P.L.C...............................       88,000        160,504
 *Microvitec P.L.C.....................................      100,000          9,491
 Mitie Group P.L.C.....................................      250,000        507,560
 Molins P.L.C..........................................       68,000        129,077
 Moorfield Estates P.L.C...............................      250,000         78,404
 Morland & Co. P.L.C...................................       66,380        402,658
 Morrison Construction Group P.L.C.....................        5,000         28,267
 Moss Brothers Group P.L.C.............................      240,500        529,954
 Mowlem (John) & Co. P.L.C.............................      389,326        613,704
 Mucklow (A & J) Group P.L.C...........................      175,000        426,061
 *NXT P.L.C............................................       50,000        315,677
 Nestor - BNA P.L.C....................................      180,200      1,194,214
 Network Technology P.L.C..............................       15,000          8,047
 Newcastle United P.L.C................................       48,000         79,625
 *Newmarket Venture Capital P.L.C......................       80,000          3,301
 Nichols (J.N.) (Vimto) P.L.C..........................       98,750        255,090
 Nightfreight P.L.C....................................      125,000         39,202
 Norbain P.L.C.........................................       17,000         58,926
 Norcros P.L.C.........................................      292,857        232,027
 Nord Anglia Education P.L.C...........................        5,000         13,576
 Northamber P.L.C......................................       75,888        225,469
 Northern Leisure P.L.C................................        4,976          9,117
 Novara P.L.C..........................................       88,591         66,534
 *OEM P.L.C............................................       12,000          6,239
 OMI International P.L.C...............................      173,158         23,580
 Oasis Stores..........................................       13,000         31,650
 Ocean Wilson Holdings, Ltd............................       84,250        117,508
 *Oceonics Group P.L.C.................................       52,760         17,417
 Ockham Holdings P.L.C.................................      122,000        138,948
 *Offshore Tool & Energy Corporation...................       13,213          5,998
 Old English Pub Company P.L.C.........................       25,000        116,161
 *Oliver Group P.L.C...................................       68,000         17,397
 Orbis P.L.C...........................................      133,333         83,630
 Osborne & Little P.L.C................................       14,500         92,145
 *Osprey Communications P.L.C..........................       23,524          4,077
 *Owen & Robinson P.L.C................................        9,485            274
 Owen (H.R.) P.L.C.....................................      300,000         73,039
 Oxford Instruments P.L.C..............................      109,838        389,792
 *Oxford Molecular Group P.L.C.........................       25,000         22,077
 P & P P.L.C...........................................      217,250        623,952
 *PGA European Tour Courses P.L.C......................       80,000         32,352
 PSD Group.............................................       70,000        340,849
 PWS Holdings P.L.C....................................      134,428         34,392
 Pace Micro Technology P.L.C...........................       27,000         35,207
 Paragon Group of Companies P.L.C......................       47,000        138,865
 Parity P.L.C..........................................       56,250        450,304
 Park Food Group P.L.C.................................      382,500        246,228
 Parkland Group P.L.C..................................       30,000         16,589
 Partco Group P.L.C....................................       50,000        134,111
 Partridge Fine Arts P.L.C.............................       58,000         69,408
 Paterson Zochonis P.L.C...............................       22,000        136,175
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        147,068
 Pemberstone P.L.C.....................................        9,158          7,785
 Pendragon P.L.C.......................................       95,750        231,536
 *Peptide Therapeutics Group P.L.C.....................       35,000         61,815
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Perkins Foods P.L.C...................................      280,000   $    653,968
 Perry Group P.L.C.....................................       61,666        131,813
 Pex P.L.C.............................................       85,517          3,882
 Photo-Me International P.L.C..........................      145,000        855,630
 Pifco Holdings P.L.C..................................       41,666        123,793
 Pittards P.L.C........................................       60,985         34,728
 *Pittencrieff Resources P.L.C.........................       74,000         32,979
 *Plantation & General Investment P.L.C................       70,623         41,965
 Plysu P.L.C...........................................      105,858        205,307
 Polypipe P.L.C........................................       10,281         19,855
 Porter Chadburn P.L.C.................................      256,000         79,229
 Portmeirion Potteries (Holdings) P.L.C................       22,856         62,248
 Portsmouth & Sunderland Newspapers P.L.C..............       26,346        434,867
 Porvair P.L.C.........................................       35,000         90,412
 *Powderject Pharmaceuticals P.L.C.....................        4,000         31,857
 Powerscreen International P.L.C.......................      150,000        299,584
 Precoat International P.L.C...........................       25,000         55,708
 *Premier Consolidated Oilfields P.L.C.................        2,488            903
 *Premier Land P.L.C...................................       83,333          7,565
 Pressac Holdings P.L.C................................      181,666        532,248
 Prestwick Holdings P.L.C..............................       90,000         30,454
 Princedale Group P.L.C................................      250,000         33,012
 Property Partnerships P.L.C...........................       10,000         41,678
 *Prospect Industries P.L.C............................      372,477              0
 Proudfoot P.L.C.......................................      202,646         73,587
 Prowting P.L.C........................................      173,630        275,130
 Psion P.L.C...........................................        7,000         54,594
 *QS Holdings P.L.C....................................       95,775         36,360
 *Quadrant Group P.L.C.................................        5,662          3,972
 *Quality Software Products Holdings P.L.C.............        5,000         31,361
 Queensborough Holdings P.L.C..........................       53,000         16,184
 Quick Group P.L.C.....................................       82,866         90,958
 Quintain Estates & Development P.L.C..................        7,000         17,678
 RCO Holdings P.L.C....................................       27,000         70,860
 RJB Mining P.L.C......................................       16,000         16,242
 *RMS Communications P.L.C.............................       15,000          5,323
 Radamec Group P.L.C...................................       35,000         25,708
 Raglan Property P.L.C.................................      104,631         42,744
 Ransom (William) & Son P.L.C..........................       30,000         20,055
 Rea Brothers Group P.L.C..............................      106,562         74,754
 Readicut International P.L.C..........................      494,774        208,252
 Real Time Control P.L.C...............................       10,000         73,039
 Rebus Group P.L.C.....................................       75,000        152,887
 *Reece P.L.C..........................................      283,750         11,709
 Reed Executive P.L.C..................................      116,500        173,065
 Reg Vardy P.L.C.......................................      128,597        378,888
 Regal Hotel Group P.L.C...............................      300,000        160,934
 *Regent Corp. P.L.C...................................        2,488              0
 Regent Inns P.L.C.....................................       85,000        156,436
 Reliance Security Group P.L.C.........................        9,000         24,660
 Relyon Group P.L.C....................................       45,777        217,234
 Renishaw P.L.C........................................      160,806        972,788
 Renold P.L.C..........................................      144,000        381,487
 Ricardo Group P.L.C...................................       96,709        329,632
 *Richards P.L.C.......................................       61,500         11,674
 Richardsons Westgarth P.L.C...........................       79,911         46,825
 *Richmond Oil & Gas P.L.C.............................      220,000              0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Rodime P.L.C.........................................      261,000   $      3,231
 Rolfe & Nolan P.L.C...................................       24,000         82,200
 Roseby's P.L.C........................................       33,500         48,383
 *Ross Group P.L.C.....................................       13,200            599
 Rotork P.L.C..........................................      200,017      1,069,680
 Rowe Evans Investments P.L.C..........................      114,417         97,261
 Roxboro Group P.L.C...................................        5,000         18,033
 *Roxspur P.L.C........................................       67,464         64,030
 Royal Doulton P.L.C...................................       40,000         54,470
 Russell (Alexander) P.L.C.............................       47,500         53,706
 Rutland Trust P.L.C...................................      684,000        623,778
 S & U P.L.C...........................................       29,040        138,528
 SEP Industrial Holdings P.L.C.........................      200,000         52,819
 SGB Group P.L.C.......................................        9,000         29,191
 SIG P.L.C.............................................      103,200        240,182
 Safeland P.L.C........................................       25,000         11,142
 Salvesen (Christian) P.L.C............................      100,000        168,361
 Sanderson Bramall Motor Group P.L.C...................       79,166        173,140
 Sanderson Electronics P.L.C...........................       90,000        210,204
 Saville (J.) Gordon Group P.L.C.......................      417,926        417,346
 Savills P.L.C.........................................      104,000        158,788
 *Scotia Holdings P.L.C................................        6,000          8,616
 Scottish Metropolitan Property P.L.C..................      287,499        346,418
 Secure Trust Group P.L.C..............................       33,018        316,097
 *Seet P.L.C...........................................        7,000          2,715
 Semple Cochrane P.L.C.................................       28,000        126,634
 Sennah Rubber Co., Ltd. (Guernsey)....................        1,214        134,257
 Servisair P.L.C.......................................       70,000        151,360
 Servomex P.L.C........................................       30,000         50,261
 Seton Healthcare Group P.L.C..........................       64,863        927,700
 Severfield-Reeve P.L.C................................       20,000         82,530
 Shaftesbury P.L.C.....................................      112,500        313,820
 Shani Group P.L.C.....................................       30,000         20,550
 Shanks & McEwan Group P.L.C...........................      192,000        637,000
 Sharpe & Fisher P.L.C.................................       47,126        121,346
 *Sheffield United P.L.C...............................        3,000          1,213
 Sherwood Group P.L.C..................................      270,000        160,438
 *Shield Diagnostics Group P.L.C.......................        5,000         44,154
 Shiloh P.L.C..........................................       14,500         30,037
 *ShopRite Group P.L.C.................................      204,780         63,377
 Sidlaw Group P.L.C....................................      151,077        197,000
 Silentnight Holdings P.L.C............................      129,000        398,174
 Simon Engineering P.L.C...............................      348,089        290,151
 *Sims Food Group P.L.C................................       99,000         58,827
 Sinclair (William) Holdings P.L.C.....................       53,000         91,856
 Sindall (William) P.L.C...............................       75,500        243,010
 Singapore Para Rubber Estates P.L.C...................       26,000         36,478
 Singer & Friedlander Group P.L.C......................      364,000        714,974
 Sirdar P.L.C..........................................      120,545        114,409
 *Sketchley P.L.C......................................      141,800         79,579
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500         99,345
 *Soco International P.L.C.............................        9,000         11,067
 South Staffordshire Water Holdings P.L.C..............       11,600        695,513
 Southampton Leisure Holdings P.L.C....................       15,000         11,265
 Southnews P.L.C.......................................        5,000         30,825
 Spirax-Sarco Engineering P.L.C........................        3,000         26,046
 Spring Ram Corp. P.L.C................................      866,000         92,912
 Springwood P.L.C......................................       75,000        108,321
 St. Modwen Properties P.L.C...........................       50,000         54,057
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Stadium Group P.L.C...................................        5,903   $     12,277
 Stanley (Charles) Group P.L.C.........................       19,200        109,811
 Stanley Leisure Organisation P.L.C....................      231,258        992,458
 Stat-Plus Group P.L.C.................................       58,000        117,275
 Staveley Industries P.L.C.............................      245,000        333,628
 Steel Burrill Jones Group P.L.C.......................      121,682         68,288
 Sterling Industries P.L.C.............................       76,000        298,561
 Stirling Group P.L.C..................................      193,011         73,274
 Stoddard Sekers International P.L.C...................      179,100         16,998
 Stoves Group P.L.C....................................       10,000         13,205
 Stratagem Group P.L.C.................................       70,315        105,036
 Stylo P.L.C...........................................      127,367         72,530
 *Sunleigh P.L.C.......................................    1,000,000          8,253
 Sutcliffe Speakman P.L.C..............................      180,432         29,782
 Swallowfield P.L.C....................................       15,000         16,093
 Swan (John) and Sons P.L.C............................        1,000          9,078
 Swan Hill Group P.L.C.................................      109,500         80,430
 Syltone P.L.C.........................................       50,400         84,438
 Symonds P.L.C.........................................      145,000         77,785
 T & S Stores P.L.C....................................      158,335        714,786
 TI Group P.L.C........................................       59,560         48,663
 *Tadpole Technology P.L.C.............................      100,000         16,093
 *Talbex Group P.L.C...................................       38,500          1,271
 Tamaris P.L.C.........................................        5,161          3,322
 *Tandem Group P.L.C...................................      327,365         16,210
 Tay Homes P.L.C.......................................       64,329        117,861
 Taylor Nelson AGB P.L.C...............................      394,475        504,618
 Telemetrix P.L.C......................................      202,508        175,486
 Telspec P.L.C.........................................       25,000         16,712
 Tex Holdings P.L.C....................................       14,000         12,825
 Thorntons P.L.C.......................................      178,000        649,313
 Thorpe (F.W.) P.L.C...................................       24,000         54,272
 Tibbett & Britten Group P.L.C.........................      100,323        509,199
 Tie Rack P.L.C........................................      125,000         54,676
 Tilbury Douglas P.L.C.................................      257,369      1,004,683
 Time Products P.L.C...................................      110,242        118,278
 Tinsley (Eliza) Group PLC.............................       19,844         21,127
 Tomkinsons P.L.C......................................       14,800         31,758
 Topps Tiles P.L.C.....................................        6,000         21,194
 Tops Estates P.L.C....................................       10,088         19,565
 *Torday & Carlisle P.L.C..............................       97,500         56,327
 Torex P.L.C...........................................       50,000         73,864
 Tottenham Hotspur P.L.C...............................      150,000        179,503
 Town Centre Securities (New) P.L.C....................      142,137        151,324
 *Toye & Co. P.L.C.....................................        2,000          1,816
 *Trace Computers P.L.C................................       33,552         68,395
 *Trafficmaster P.L.C..................................        5,000         42,297
 Transport Development Group P.L.C.....................       19,782         82,773
 Transtec P.L.C........................................      601,525        337,578
 Trifast P.L.C.........................................        1,997         16,646
 Try Group P.L.C.......................................      152,247         38,951
 Tudor P.L.C...........................................       25,000         25,378
 Ugland International Holdings P.L.C...................      219,500        259,049
 Ulster Television, Ltd................................      115,602        415,018
 *Union P.L.C..........................................       94,000         36,462
 United Carriers Group P.L.C...........................       70,000         18,487
 United Industries P.L.C...............................       98,470         78,829
 Vardon P.L.C..........................................      188,000        451,505
 Vega Group P.L.C......................................       10,000         65,199
 *Vert (Jacques) P.L.C.................................       45,000          9,285
 Vibroplant P.L.C......................................      113,500        110,532
 Victoria Carpet Holdings P.L.C........................       12,000         13,667

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Videologic Group P.L.C...............................      311,666   $    272,651
 Viglen Technology P.L.C...............................       19,702          7,642
 Vitec Group P.L.C.....................................        4,500         39,924
 Volex Group P.L.C.....................................       66,801        537,526
 Vosper Thornycroft Holdings P.L.C.....................       20,000        263,271
 Vymura P.L.C..........................................       50,000         63,961
 WF Electrical P.L.C...................................       32,935        432,182
 WSP Group P.L.C.......................................       50,000        120,494
 *Wace Group P.L.C.....................................      195,000        104,607
 Waddington (John) P.L.C...............................      229,285        637,701
 Wagon Industrial Holdings P.L.C.......................       80,000        242,308
 Wainhomes P.L.C.......................................        6,000          9,953
 Walker Greenbank P.L.C................................      144,462        122,801
 Ward Holdings P.L.C...................................      130,000         54,717
 Wardle Storeys P.L.C..................................       58,000        337,465
 Warner Estate Holdings P.L.C..........................       70,000        248,993
 Warner Howard P.L.C...................................       63,817        153,791
 Waste Recycling Group P.L.C...........................        3,000         20,179
 *Water Hall Group P.L.C...............................        2,484            779
 Waterman Partnership Holdings P.L.C...................       45,000         40,852
 *Wates City of London Properties P.L.C................      230,000        284,729
 Watson & Philip P.L.C.................................      101,504        299,901
 Watts, Blake, Bearne & Co. P.L.C......................       46,295        249,111
 *Waverly Mining Finance P.L.C.........................       42,500          3,508
 Wellington Holdings P.L.C.............................        9,000         13,741
 Wembley P.L.C.........................................        6,053         30,323
 Wescol Group P.L.C....................................      125,000         72,214
 West Trust P.L.C......................................      145,194        125,820
 Westbury P.L.C........................................      215,522        706,145
 Western Selection P.L.C...............................       35,525          4,984
 Westminster Health Care Holdings P.L.C................       12,000         38,921
 Whatman P.L.C.........................................       54,387        682,261
 Whitecroft P.L.C......................................      105,000         93,589
 Whittard of Chelsea P.L.C.............................       30,000         44,566
 Widney P.L.C..........................................       39,528         21,205
 *Wiggins Group P.L.C..................................    1,148,266        194,271
 *Willoughby's Consolidated P.L.C......................        9,000         18,198
 Wilshaw P.L.C.........................................      223,409        188,067
 Wilson (Connolly) Holdings P.L.C......................       51,000        100,175
 Wimpey (George) P.L.C.................................       17,000         32,410
 Windsor P.L.C.........................................       83,441         16,527
 Wintrust P.L.C........................................       22,500        144,840
 Wolstenholme Rink P.L.C...............................       15,500        126,642
 Wolverhampton & Dudley Breweries P.L.C................       50,000        351,990
 Worthington Group P.L.C...............................      102,653         99,122
 Wyevale Garden Centres P.L.C..........................        5,000         26,533
 Wyko Group P.L.C......................................      155,545        179,720
 Wyndeham Motor Group P.L.C............................          338            801
 Wyndeham Press Group P.L.C............................       63,066        234,218
 Yates Brothers Wine Lodges P.L.C......................        2,994         15,493
 York Waterworks P.L.C.................................       17,000         85,584
 Yorklyde P.L.C........................................       25,555         32,479
 Yorkshire Group P.L.C.................................      100,804        197,169
 Young & Co's Brewery P.L.C............................       10,000         77,991
 Young & Co's Brewery P.L.C. Class A...................        8,034         84,870
 Young (H.) Holdings P.L.C.............................       49,542         79,730
 Yule Catto & Co. P.L.C................................       21,289         92,944
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Zetters Group P.L.C...................................       14,500   $     26,088
 Zotefoams P.L.C.......................................       12,000         18,817
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $127,721,633)..................................                 124,770,664
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.0%)
 British Pound Sterling
   (Cost $1,306,211)...................................                   1,284,833
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Advanced Medical Solutions Group P.L.C. Rights
   12/01/98............................................        9,600            198
 *Albemarle Property Investments P.L.C. Rights
   12/07/98............................................      450,000          1,396
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $8,957)........................................                       1,594
                                                                       ------------
                                                             FACE
                                                           AMOUNT @
                                                         ------------
                                                            (000)
BONDS -- (0.0%)
 Viglen Technology P.L.C. 6.375%, 09/01/00.............           14             38
 Viglen Technology P.L.C. 6.98%, 01/01/01..............           71              0
                                                                       ------------
TOTAL BONDS
  (Cost $9)............................................                          38
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $129,036,422)..................................                 126,057,129
                                                                       ------------
                                                            SHARES
                                                         ------------
UNITED STATES -- (0.3%)
COMMON STOCKS -- (0.3%)
 Interpublic Group of Companies, Inc.
   (Cost $481,958).....................................        5,583        383,831
                                                                       ------------
NETHERLANDS -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Baan Company NV
   (Cost $31,019)......................................        1,035         12,487
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.9%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $2,513,400) to be
   repurchased at $2,476,340.
   (Cost $2,476,000)...................................  $     2,476      2,476,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $132,025,400)++................................                $128,929,447
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $132,037,406.
   @  Denominated in local currency.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
FRANCE -- (26.2%)
COMMON STOCKS -- (26.2%)
  Agricole de la Crau..................................           449  $     44,257
  Airfeu SA............................................           600        26,449
  Apem SA..............................................         1,000        58,189
  Assystem SA..........................................         2,657        57,392
  Aurea................................................           600         5,586
  Bail-Investissement (Societe Immobiliere pour le
    Commerce & l'Industrie)............................         2,367       329,723
  Bains de Mer et du Cercle des Etrangers a Monaco.....         4,615       671,351
  Banque de la Reunion.................................         3,948       364,781
  Banque Transatlantique...............................         3,030       132,020
  Bazar de l'Hotel de Ville SA.........................         9,950     1,410,598
  Berger Levrault SA...................................           476        89,472
  Bioblock Scientific SA...............................         1,373        84,735
  Boiron SA............................................         3,800       307,553
  #Bollore Technologies SA.............................        18,366     3,659,462
  Brioche Pasquier SA..................................         2,600       318,168
  Brosse et Dupont.....................................         3,170       335,378
  Burelle SA...........................................         4,030       227,394
  CEGID SA.............................................         4,500       872,830
  *COM 1 SA............................................           450         9,062
  Caisse Regionale de Credit Agricole Mutuel de la
    Brie...............................................           248        17,339
  Cambodge.............................................         1,605       849,025
  Carbone Lorraine.....................................        33,245     1,729,309
  *Caves & Producteurs Reunis de Roquefort.............           192        57,215
  Cegedim SA...........................................         6,400       288,898
  *Centrest (Societe Developpement Regional du
    Centre-Est)........................................         1,705           192
  Change de la Bourse SA...............................           614        20,029
  Christian Dalloz SA..................................         2,022       168,286
  Cie Fonciere Klepierre...............................         4,512       463,038
  Cie Francaise des Ferrailles.........................        10,576       438,242
  *Cofigeo (Cie Financiere Geo)........................           400        63,479
  Compagnie Financiere Saint-Honore....................         1,188        76,460
  *Concorde Cie d'Assurances Contre les Risques de
    Toute Nature SA....................................         2,992     1,055,154
  Consortium International de Diffusion et de
    Representation Sante Cider Sante...................           600        42,319
  Continentale d'Assurances SA.........................           810        87,553
  Continentale d'Entreprises SA........................        20,087       793,391
  Costimex SA..........................................           700        16,231
  Courtois SA..........................................           100        11,109
  Credit Foncier et Communal d'Alsace et de Lorraine...           840       138,193
  *Cristalleries de Baccarat...........................         1,567       179,600
  Damart SA............................................         2,290     1,897,831
  Darblay SA...........................................           305        28,450
  Deveaux SA...........................................         1,040       143,955
  Didot-Bottin.........................................           810       117,261
  Dietrich et Cie......................................        20,775     1,091,645
  Distriborg Groupe SA.................................         1,050        62,950
  Docks des Petroles d'Ambes...........................           100        10,932

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Docks Lyonnais.......................................         1,110  $     30,533
  *Dynaction SA........................................        10,660       312,025
  *EMI France SA.......................................           300        78,555
  Electricite de Strasbourg............................         7,928     1,047,056
  Emin Leydier Emballages SA...........................         1,056        54,278
  *Emprunt Conjoint de Banque du Batiment et des
    Travaux Publics et de Financiere de Gestion et
    d'Investissement SA................................        29,814        39,954
  Europe 1 Communication...............................         4,782     1,121,464
  Exacompta Clairefontaine SA..........................         1,600       179,150
  Expand SA............................................         2,060       104,249
  *Explosifs et de Produits Chimiques..................           524       115,034
  Faienceries Sarreguemines Digoin et Vitry-le-Francois
    SA.................................................           330        22,112
  *Fichet-Bauche.......................................           910         6,739
  Fimalac SA...........................................        20,820     2,463,358
  *Financiere et Immobiliere de l'Etang de Berre et de
    la Mediterranee SA.................................           400         8,605
  Fininfo SA...........................................           976       172,097
  Fives-Lille..........................................         8,400       710,959
  Fonciere Lyonnaise SA................................         4,515       736,417
  Fonderies Franco Belge...............................           492        41,208
  Fraikin SA...........................................         3,284       243,207
  Francaise des Magasins Uniprix.......................         2,886       274,290
  France-Africaine de Recherches Petrolieres
    Francarep..........................................         3,864       204,537
  *Fromagerie F. Paul Renard...........................           200        37,029
  Fructivie SA.........................................            34         3,747
  *GCI (Groupe Chatellier Industrie SA)................         7,258         1,574
  GFI Industries SA....................................         6,845       260,706
  Galeries Lafayette SA................................         1,893     2,162,967
  Gantois Series A.....................................           647       105,643
  Gascogne SA..........................................         6,472       511,259
  Gaumont..............................................        14,370       902,051
  Gautier France SA....................................         1,680       104,274
  *Generale de Geophysique SA..........................        14,976     1,027,235
  *Generale de Transport et d'Industrie................        11,890       849,105
  Gevelot..............................................         1,792       205,388
  Gifrer Barbezat SA...................................           550        47,521
  Grands Moulins de Strasbourg.........................           110        29,560
  *Groupe Andre SA.....................................         5,833       697,342
  Groupe du Louvre SA..................................         6,753       499,520
  Groupe Guillin SA....................................         1,200        35,760
  *Groupe Norbert Dentressangle SA.....................         6,320       226,223
  Groupe Zannier SA....................................         4,100        87,477
  Groupement pour le Financement de la Construction
    SA.................................................        20,401     2,435,367
  Guerbet SA...........................................         1,990        46,318
  Guitel-Etienne-Mobilor SA............................           160        13,260
  Guyenne et Gascogne SA...............................         5,200     2,264,772
  Havas Advertising SA.................................        21,461     3,727,438
  Hoteliere Lutetia Concorde...........................         2,505       264,139
  Hotels et Casinos de Deauville.......................         2,055       342,427
  ICBT Groupe SA.......................................         1,200        25,391
  IMS International Metal Service SA...................        12,630       126,718
  Immeubles de France..................................        26,264     2,334,080
  Immobanque...........................................         1,098       131,654

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Immobiliere Marseillaise.............................           656  $  1,249,257
  Industrie des Transports.............................           600        41,790
  Industrielle et Financiere d'Entreprise SA...........           300        15,076
  Industrielle et Financiere d'Ingenierie SA...........        28,100       808,632
  *Infogrames Entertainment SA.........................         7,750       485,126
  Informatique et Realite SA...........................         2,643       148,899
  #Intertechnique SA...................................         4,150     1,265,956
  Jet Multimedia SA....................................           505        81,655
  Labinal SA...........................................         1,300       328,025
  Lacroix SA, Saint Herbalin...........................           593        22,063
  Laurent Bouillet.....................................           480        33,855
  *Lectra Systemes SA..................................        19,192       121,828
  Legris Industries SA.................................        29,350     1,283,465
  Locindus (Cie Financiere pour la Location d'Immeubles
    Industrials et Commerciaux)........................         1,600       226,266
  *Lucia...............................................           254         3,673
  *MRM.................................................         1,424        79,345
  Manitou BF SA........................................         2,773       366,721
  *Marie Brizard & Roger International SA..............           266        23,264
  Matussiere et Forest SA..............................        13,600       124,460
  Mediascience SA......................................           150        10,844
  *#Metaleurop SA......................................        58,400       278,036
  Michel Thierry SA....................................           700       103,064
  Montupet SA..........................................        32,450     1,316,033
  *Moulinex SA.........................................        48,900       853,627
  *Musee Grevin SA.....................................           822        13,770
  *NAF NAF SA..........................................         4,200        58,210
  Nord-Est.............................................         3,240       100,950
  *Nordon & Cie........................................           800        70,109
  *Olipar..............................................           250         2,290
  PSB Industries SA....................................         1,240       125,723
  Papiers Peints (Societe Francaise des)...............           200        21,301
  Parisienne de Chauffage Urbain.......................           200        15,538
  *Paul Predault SA....................................         2,199        54,285
  *Pier Import Europe SA...............................        12,100       125,881
  Plastic Omnium.......................................        11,036       953,525
  Primisteres Reynoird SA..............................           800        40,908
  Publicis SA..........................................        10,150     1,793,321
  Radiall SA...........................................         1,340       133,499
  Rallye SA............................................         5,400       356,971
  Robertet SA..........................................           269        42,168
  *Rocamat.............................................         5,579         8,165
  Rochefortaise Communication SA.......................        10,420     1,185,091
  *Rochette............................................        84,470       268,102
  Rougier SA...........................................         2,040       109,280
  *Rouleau-Guichard SA.................................           300        11,902
  Rue Imperiale de Lyon................................           450       534,807
  SAMSE SA.............................................         1,100       234,306
  SDCS (Societe Dauphin Office Technique
    d'Affichage).......................................         2,192       185,527
  *SDR de Bretagne SA..................................           714         7,176
  SERIBO (Societe d'Etudes et de Realizations pour les
    Industries du Bois)................................           450        12,386
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *SFIM (Societe de Fabrication d'Instruments de
    Mesure)............................................         2,940  $    279,940
  SOGEPAG (Societe Exploitation de Parces et Gauges)...           379        16,707
  Sabate SA............................................           600        80,406
  Sabeton..............................................         1,350       185,675
  Sagem SA.............................................         1,698     1,186,251
  *Saupiquet...........................................         4,500       321,360
  Sechilienne..........................................           220        54,309
  Securidev SA.........................................         1,500        18,224
  *Selectibanque SA....................................         7,100        90,265
  Sidergie SA..........................................           800       119,904
  Signaux et d'Equipements Electroniques SA............        23,983     1,911,464
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................         3,064       594,300
  Skis Rossignol SA....................................        41,668       620,846
  Smoby SA.............................................           500        35,266
  Societe Financiere Immobail SA.......................         4,807       216,142
  *Societe Financiere Interbail SA.....................         7,000       178,974
  *Sodero (Societe de Developpement Regional de
    l'Ouest)...........................................         4,181        14,081
  Sogeparc SA..........................................         4,312       357,356
  Soie SA..............................................           390        21,662
  Solitaire Produits d'Entretien Francais Prodef.......           300        31,263
  Sommer-Allibert SA...................................        12,900       366,218
  #Sophia SA...........................................        11,700       490,800
  Sopra Conseil et Assistance en Informatique SA.......         1,380       473,042
  Strafor Facom SA.....................................        29,703     2,029,534
  Sucriere de Pithiviers-le-Vieil......................         1,825       878,838
  Sylea SA.............................................         4,159       236,873
  Taittinger SA........................................         2,540     1,790,609
  Tanneries de France..................................           158         6,547
  Teisseire France SA..................................           700        18,268
  Thermal de Bagnoles de l'Orne........................           245        35,425
  *Thomson-CSF.........................................        26,854     1,013,321
  Touax (Touage Investissement SA).....................         7,208       315,203
  *Trouvay et Cauvin SA................................         1,500        22,231
  Unilog SA............................................           632       273,140
  Union du Credit Bail Immobiliere Unibail.............           548        76,723
  Union Generale du Nord SA............................           994        40,488
  Vallourec (Usines a Tubes de Lorraine Escaut et
    Vallourec Reunies).................................        31,700     1,288,411
  Vermandoise de Sucreries.............................           323       345,143
  *Via Banque..........................................        20,692       634,857
  Viel et Cie..........................................         3,135        69,652
  Vilmorin et Cie SA...................................         2,349       236,507
  Virax................................................           954        31,120
  Virbac SA............................................         1,713       126,862
  Vulcanic SA..........................................           400        16,575
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $56,730,534)...................................                  79,211,191
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                         FACE AMOUNT@        VALUE+
                                                         ------------  ------------
                                                            (000)
CORPORATE BONDS -- (0.0%)
  *Cie Fonciere Klepierre Convertible Bonds 3.00%
    01/01/06 (Cost $64,665)............................           282  $     65,239
                                                                       ------------
                                                               SHARES
                                                         ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *French Francs (Cost $8,680).........................                       8,872
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *#Fonciere Lyonnaise SA Warrants 07/30/02............         4,515         5,732
  *Union du Credit Bail Immobiliere Unibail Warrants
    09/01/99...........................................           548         1,933
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $2,431)........................................                       7,665
                                                                       ------------
TOTAL -- FRANCE
  (Cost $56,806,310)...................................                  79,292,967
                                                                       ------------
GERMANY -- (19.4%)
COMMON STOCKS -- (19.4%)
  AGIV AG fuer Industrie & Verkehrswesen...............         8,300       190,959
  Aachener Strassenbahn und Energieversorguns AG.......           161        35,708
  *Agrob AG............................................           290        76,326
  Aigner (Etienne) AG..................................           600       138,398
  *Alexanderwerk AG....................................            60         3,549
  Alsen AG, Hamburg....................................        16,400       475,284
  Alte Leipziger Versicherungs AG Series C.............         1,043       567,525
  Amira Verwaltungs AG.................................           200       101,728
  Andreae-Noris Zahn AG, Anzag.........................        27,200       828,493
  Anterra Vermoegensverwaltungs AG.....................         1,350        98,209
  Apoca Parking AG.....................................         1,650       123,937
  *Augsburger Kammgarn Spinnerei AG....................           660        13,662
  *BDAG Balcke-Duerr AG................................         3,291       437,949
  Barmag AG............................................        13,000       372,905
  Bayerische Handelsbank AG............................        25,050       785,229
  Berliner Elektro Holding AG..........................        11,061       132,147
  Berliner Kindl-Brauerei AG...........................           790       177,551
  Binding-Brauerei AG..................................         2,925       804,436
  Biotest AG...........................................         8,060       155,882
  Blaue Quellen Mineral und Heilbrunnen AG.............           267       151,599
  *Bochum-Gelsenkirchener Strassenbahnen AG............           224        35,770
  Boewe Systec AG......................................         3,000       120,654
  Boss (Hugo) AG.......................................           250       414,010
  *Brau und Brunnen AG.................................         4,995       443,139
  Bremer Strassenbahn AG...............................           123        13,458
  Bremer Woll-Kaemmerei AG.............................         1,996        97,983
  Brillant AG..........................................         1,310       209,193
  Buckau (Walther) AG..................................           780        88,113
  *Ceag Industrie-Aktien und Anlagen AG................         2,067       391,204
  *Computer 2000 AG....................................           547       273,697
  *Concordia Bau und Boden AG..........................        43,288       354,593
  DSL Holding AG.......................................         5,850       975,704
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Data Modul AG........................................         2,400  $    110,718
  *Deutsche Babcock AG, Oberhausen.....................         2,900       159,855
  Deutsche Hypoteken Bank AG, Frankfurt/Hamburg........        27,411       883,556
  Deutsche Hypotheken Bank AG, Hannover/Berlin.........         2,500       755,568
  Deutsche Spezialglas AG..............................         1,600       255,503
  Deutsche Steinzeug Cremer & Breuer AG................        43,600       567,312
  Deutsche Verkehrs-Bank AG............................         4,750       455,115
  *Dierig Holding AG...................................         1,500       168,118
  Doag-Holding AG......................................           750        54,117
  *Dortmunder Actien-Brauerei AG.......................         1,650        80,022
  Duerr Beteiligungs AG................................        31,750       839,391
  Duerrkopp Adler AG...................................           400        52,757
  Dyckerhoff & Widmann AG..............................         4,919       576,043
  Dyckerhoff AG........................................           975       308,223
  Eichbaum-Brauereien AG, Mannheim.....................           672        83,862
  Erlus Baustoffwerke AG...............................           297        96,261
  *Erste Kulmbacher Actien Brauerei AG.................           432        14,691
  Escada AG............................................         2,052       331,324
  *Flender (A. Friedrich) AG...........................           900       125,090
  Forst Ebnath AG......................................           460         8,733
  Fraenkisches Ueberlandwerk AG, Nuernberg.............           658       145,939
  Fuchs Petrolub AG Oel & Chemie.......................         2,231       211,122
  Fuchs Petrolub AG Oel & Chemie (Stimmrechtslos)......            55         5,205
  *G.M. Pfaff AG.......................................        80,000       269,698
  Gerresheimer Glas AG.................................        23,800       333,609
  Gilde Brauerei AG....................................         1,200       496,812
  *Gildemeister AG.....................................         1,400        82,802
  Goldschmidt AG.......................................         3,200     1,305,906
  Hagen Batterie AG....................................           870       115,775
  Hamborner AG.........................................         2,100       496,812
  Hamburger Hochbahn AG Series A.......................         1,800       109,654
  #Harpener AG.........................................         7,100     1,513,828
  Hasen-Braeu AG.......................................           100        48,617
  Heilit & Woerner Bau AG..............................           425        32,677
  Heilit & Woerner Bau AG..............................         1,701       136,822
  Heinrich Industrie & Handels AG......................           350       106,608
  *Herlitz AG..........................................         3,462       135,140
  Holsten-Brauerei AG, Hamburg.........................         3,077       646,054
  *Honsel-Werke AG.....................................           350        37,468
  Horten AG............................................         3,380       469,783
  Hucke AG.............................................         8,300       117,815
  *Hutschenreuther AG..................................           860        11,190
  ICN (Immobilien Consult Nuernberg AG)................           707       418,150
  IFA Hotel & Touristik AG.............................         7,000       140,763
  Iwka AG..............................................        62,240     1,067,531
  Jacobsen (W.) AG, Kiel...............................            37        52,520
  *#KSB AG.............................................         2,387       444,709
  KWS Kleinwanzlebener Saatzucht AG....................         1,650     1,341,836
  *Kali und Salz Beteiligungs AG.......................        12,950     1,853,523
  Kampa-Haus AG........................................        12,375       292,764
  Kaufring AG..........................................         2,203        87,298
  Kempinski AG, Berlin.................................           686       227,209
  Keramag Keramische Werke AG..........................         1,300       682,762

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Kiekert AG...........................................        12,950  $    578,269
  *Kloeckner Humboldt-Deutz AG.........................        16,750       161,479
  *Kloeckner-Werke AG..................................        23,800     1,400,596
  Km-Europa Metal AG...................................        26,440     1,516,862
  *Kolb und Schuele AG.................................        10,000        21,410
  Kolbenschmidt Pierburg AG, Duesseldorf...............        37,500       787,359
  Kraftuebertragungswerke Rheinfelden AG...............         4,684     1,454,417
  Kraftwerk Altwuerttemberg AG.........................           125        86,425
  Kromschroder (G.) AG.................................           765       147,048
  Kupferberg (Christian Adalbert) & Cie KG A.A.........           151        86,807
  Lehnkering AG........................................         1,530       239,801
  Leifheit AG..........................................        12,500       432,493
  Leonische Drahtwerke AG..............................         2,500       854,635
  MG Vermoegensverwaltungs AG..........................         3,734       231,887
  *MLF Holding fuer Umwelttechnologie AG...............           165             0
  *MLF Holding fuer Umwelttechnologie AG...............            33             0
  Maihak (H.) AG.......................................           143        18,607
  Main Kraftwerke AG...................................         1,172       506,015
  Mannheimer Versicherung AG...........................         2,758     1,631,200
  Markt und Kuehlhallen AG.............................         1,400       227,292
  Maternus-Kliniken AG, Bad Oyenhausen.................         2,400        38,042
  *Mauser Waldeck AG...................................         1,667       174,511
  Mittelschwaebische Ueberlandzentrale AG..............           355       195,265
  *Moenus Textilmaschinen AG...........................         5,250        25,462
  *Moksel (A.) AG......................................        15,800        93,448
  Mueller-Weingarten AG................................        11,580       133,554
  *Neue Baumwoll-Spinnerei ud Weberei Hof AG...........        12,170       174,908
  *Niedermayr Papierwarenfabrik AG.....................            60        16,004
  Norddeutsche Steingutfabrik AG.......................         5,960        87,773
  Nuernberger Hypothekenbank AG........................        26,260       830,924
  Otavi Minen AG.......................................           600        67,779
  Otto Reichelt AG.....................................        11,950       102,482
  *Parkbrauerei AG.....................................           300        28,034
  Patrizier-Braeu AG...................................            75         5,323
  Pfleiderer AG........................................         8,300       156,105
  Phoenix AG, Hamburg..................................        37,500       745,218
  Plettac AG...........................................         5,554       509,156
  Progress-Werk Oberkirch AG...........................           500       113,853
  *Reichelbraeu AG, Kulmbach...........................           550       117,106
  *Reichelt (F.) AG....................................         1,290        95,370
  Reiter Ingolstadt Spinnereimaschinen AG..............         1,200       108,660
  *Renk AG.............................................         1,940       154,899
  Rheinboden Hypothekenbank AG.........................         2,650       525,054
  Rheinmetall Berlin AG................................        45,000     1,037,982
  Rhoen Klinikum AG....................................         6,600       632,371
  *Rothenberger AG.....................................           300        23,953
  Salamander AG, Kornwesteim...........................         5,172       917,989
  #Schmalbach-Lubeca AG................................         1,000       136,623
  *Schneider Rundfunkwerke AG..........................           934       124,292
  Schwaebische Zellstoff AG............................         1,925       281,216
  Scor Deutschland Rueckversicherungs AG...............         1,872       287,867
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Sektkellerei Schloss Wachenheim AG...................        15,120  $    201,209
  Sinalco AG...........................................           110        47,493
  Sinn AG..............................................         2,789       445,374
  Sinner AG, Karlsruhe.................................           416        86,114
  Sloman Neptune AG....................................           700         4,347
  Stern-Brauerei Carl Funke AG.........................         1,100        70,263
  Stoehr & Co. AG......................................        16,000       114,503
  Stollwerck AG........................................         1,018       364,264
  *Strabag AG..........................................         2,000       130,117
  *Stumpf (Otto) AG....................................         2,275        21,529
  Stuttgarter Hofbraeu AG..............................         1,800       604,691
  Sued-Chemie AG.......................................        29,146     1,284,246
  Sueddeutsche Bodencreditbank AG......................        36,010     1,331,116
  *Terrex Handels AG...................................         1,250       299,418
  *Triton-Belco AG, Hamburg............................         1,186        21,044
  Tucher Braeu AG......................................           750        40,366
  VBH (Vereinigter Baubeschlag-Handel) AG..............         9,415       189,327
  VGT AG...............................................           293        77,982
  *VK Muehlen AG.......................................         1,312       129,588
  Varta AG.............................................         5,500       819,740
  Vereinigte Deutsche Nickel-Werke AG..................         1,380       269,343
  Verseidag AG.........................................        27,530       389,150
  Voegele (Joseph) AG..................................           750       121,985
  Vossloh AG...........................................        15,900       487,124
  Walter AG............................................        13,500       419,185
  *Wanderer-Werke AG...................................         1,437       165,731
  Weinig (Michael) AG..................................        23,400       456,712
  Weru AG..............................................           150        63,876
  Westag & Getalit.....................................           700       153,184
  *Wickrather Bauelemente AG...........................           445        52,638
  Wuerttembergische & Badische Versicherungs AG Series
    A/B................................................           112       180,840
  Wuerttembergische Hypotheken Bank AG.................        17,922     1,250,781
  Wuerttembergische Lebensversicherung AG..............           443       213,538
  Wuerttembergische Metallwarenfabrik AG...............        30,330       543,536
  Wuerzburger Hofbraeu AG..............................           133        40,904
  *Zanders Feinpapiere AG..............................         4,450       350,046
  Zeag Zementwerk Lauffen-Elektrizitaetswerk Heilbronn
    AG.................................................         2,091       558,992
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $49,628,084)...................................                  58,777,775
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
  Westag & Getalit AG
    (Cost $38,373).....................................           260        57,051
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *German Marks
    (Cost $7,042)......................................                       7,115
                                                                       ------------
TOTAL -- GERMANY
  (Cost $49,673,499)...................................                  58,841,941
                                                                       ------------
ITALY -- (11.9%)
COMMON STOCKS -- (11.9%)
  Acquedotto de Ferrari Galliera SpA...................        40,000       173,222
  Allianz Subalpina SpA................................        55,125       627,262

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Ansaldo Trasporti SpA...............................       169,533  $    303,289
  *Auschem SpA (In Liquidation)........................        82,000             0
  *Banca Nazionale dell'Agricoltura SpA................       170,000       298,540
  Banco di Chiavari e della Riviera Ligure SpA,
    Chiavari...........................................       120,000       425,052
  Bassetti SpA.........................................        61,500       445,596
  *Bastogi SpA.........................................     1,183,000        95,395
  *Binda SpA...........................................     1,299,375        17,075
  Boero (Bartolomeo) SpA...............................         8,925        53,844
  Bonifica dei Terreni Ferraresi e per Imprese Agricole
    Roma...............................................         8,600        77,825
  *Brioschi Finanziaria SpA, Milano....................       175,000        52,265
  CALP (Cristalleria Artistica la Piana SpA)...........        48,000       172,028
  CAMFIN (Cam Finanziaria).............................        28,700        61,715
  CEMENTIR (Cementarie del Tirreno SpA), Roma..........       436,563       508,496
  CMI SpA..............................................        36,428        95,522
  Caffaro SpA Sta per l'Industria Chimica ed
    Elettrochimica.....................................       297,550       350,132
  *#Calcestruzzo ed il Cemento SpA.....................       464,040       651,372
  Caltagirone SpA......................................       343,085       366,826
  Cartiere Burgo SpA...................................        42,500       266,553
  Cementeria di Augusta SpA............................       105,000       215,124
  Cia Assicuratrice Unipol SpA.........................       199,333       842,982
  Comau SpA............................................       121,500       333,115
  Condotta Acque Potabili SpA, Torino..................        28,000       108,712
  Credito Emiliano SpA, Milano.........................        36,750       101,196
  *Cucirini SpA........................................        30,000        29,119
  *Dalmine SpA.........................................     1,976,700       590,359
  #Danieli & C.Officine Meccaniche SpA.................        66,500       504,465
  *Dataconsyst C.G.S. SpA, Monza.......................           220             0
  *Del Favero SpA......................................        86,000             0
  *FIAR (Fabbrica Italiana Apparecchiature
    Radioelettriche SpA)...............................        19,990        65,792
  *FMC (Fabbrica Milanese Condutorri SpA)..............        25,000             0
  FONSPA (Credito Fondiaro e Industriale Istituto per i
    Finanziamenti a Medio e Lungo Termine SpA).........       171,500       467,639
  #Falck (Acciaierie & Ferriere Lombarde)..............       241,200     1,883,036
  Finarte Casa d'Aste SpA (Milano).....................        56,266        70,410
  *Finarte Partecipazioni Pro Arte SpA.................       162,693       116,615
  *Finrex Finanziaria Immobiliaria SpA (In
    Liquidation).......................................        36,000             0
  *Firs-Italiana de Assicurazioni Compagnia di
    Assicurazioni Eriassicurazioni (In Liquidation)....        90,000             0
  *Fochi (Filippo) SpA.................................       216,000             0
  *Fornara Societa Finanziaria e di Participazioni
    SpA................................................       310,000             0
  *Gabetti Holding SpA.................................        55,000        91,987
  *Gerolimich SpA (In Liquidation).....................       297,400             0
  Gewiss SpA...........................................        76,000     1,607,024
  *Gottardo Ruffoni SpA................................       279,832             0
  *Grassetto SpA.......................................       279,125             0
  Gruppo Editoriale l'Espresso SpA, Roma...............       126,675     1,059,314
                                                               SHARES        VALUE+
                                                         ------------  ------------
  ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)........        34,500  $    187,734
  Immobiliare Metanopoli SpA...........................     1,062,500     1,313,726
  *Impregilo SpA.......................................       532,000       452,827
  Industria Macchine Automatique SpA...................        23,000       178,942
  Industrie Zignago S. Margherita SpA..................        52,000       602,574
  Ipi SpA..............................................       141,400       255,916
  Linificio & Canapificio Nazionale SpA................        88,000        50,461
  Maffei SpA...........................................        52,500        85,297
  Magneti Marelli SpA..................................       431,666       754,188
  *Mandelli SpA........................................        41,000             0
  Manifattura Lane Gaetano Marzotto & Figli SpA........       138,000     1,434,280
  Marangoni SpA, Rovereto..............................        34,303       123,758
  #Merloni Elettrodomestici SpA........................       155,000       901,771
  *Milano Assicurazioni SpA............................       396,057     1,395,775
  *Monrif SpA..........................................       210,000       161,813
  Montefibre SpA, Milano...............................       275,267       222,792
  *Necchi SpA..........................................       164,250        93,204
  *Perlier SpA.........................................       100,700        41,503
  Pininfarina SpA......................................        62,570     1,416,482
  Poligrafici Editoriale SpA...........................       226,000       507,577
  *Premafin Finanziaria SpA............................       895,000       767,150
  Ratti SpA............................................       128,400       354,334
  Recordati Industria Chimica E Farmaceutica SpA.......        24,000       224,353
  *#Reno de Medici SpA, Milano.........................       100,500       336,171
  Risanamento di Napoli SpA............................        22,200       388,531
  Riva Finanziaria SpA.................................        47,600       170,310
  *Rodriquez SpA.......................................        41,250             0
  #SAES Getters SpA....................................        14,750       154,183
  SISA (Societa Imballaggi Speciali Asti SpA)..........        65,000        50,473
  SMI STA Metallurgica Italiana SpA....................       565,280       366,352
  *SOPAF (Societa Partecipazioni Finanziarie SpA)......        85,000        66,004
  Safilo (Sta Azionaria Fabbrica Italiana Lavorazione
    Occhiali) SpA......................................       175,500       954,995
  Saiag SpA (Industrie Articoli Gomma).................        30,000       216,826
  *Schiapparelli 1824 SpA, Milano......................        15,000         4,050
  Simint SpA...........................................        79,988       668,896
  #Snia BPD SpA........................................       131,200       188,084
  Sogefi SpA...........................................       182,500       505,809
  Sondel Nordelettrica SpA.............................       573,892     2,056,776
  Sorin Biomedica SpA..................................       275,610     1,210,007
  *Stayer SpA..........................................        22,500        22,713
  *Stefanel SpA........................................       180,800       389,862
  Tecnost SpA..........................................       150,000       481,140
  Terme Demaniali di Acqui SpA.........................        39,900        40,516
  *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
    Salvataggi Trieste.................................       113,898             0
  UNICEM (Unione Cementi Marchini Emiliane e di
    Augusta-Casale)....................................       108,600     1,130,013
  *Unione Manifatture SpA (In Liquidation).............       156,000             0
  *Unipar (Unione Nazionale di Participazione SpA) (In
    Liquidation).......................................       539,000             0
  Vianini Industria SpA................................       101,000        96,466
  Vianini Lavori SpA...................................       347,600       788,985

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Vittoria Assicurazioni SpA...........................        51,500  $    267,628
  Zucchi (Vincenzo) SpA................................        89,000       744,258
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $31,850,402)...................................                  35,954,403
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Italian Lira
    (Cost $6,686)......................................                       6,753
                                                                       ------------
TOTAL -- ITALY
  (Cost $31,857,088)...................................                  35,961,156
                                                                       ------------
SPAIN -- (11.8%)
COMMON STOCKS -- (11.8%)
  AGF Union y Fenix Seguros y Reaseguros SA............        26,550       310,931
  *Ahorro Familiar SA..................................         6,051        88,948
  Amper SA.............................................        28,400       673,088
  *Asturiana del Zinc SA...............................        33,100       337,027
  Azkoyen SA...........................................        26,250       921,340
  Azucarera Ebro Agricolas SA..........................        33,215       787,205
  *#BAMI SA (Inmobiliara de Construcciones y
    Terrenos)..........................................        23,634       131,409
  Banco de Andalucia...................................         4,200       198,791
  Banco de Castilla....................................       105,000     2,627,189
  Banco de Credito Balear SA...........................        35,424       787,856
  Banco de Galicia SA..................................        75,500     1,469,280
  Banco de Valencia....................................        51,350     1,391,889
  Banco de Vasconia SA.................................        89,000     1,230,956
  Banco Guipuzcoano SA.................................         4,817       250,425
  Banco Pastor SA, La Coruna...........................        36,200     2,264,386
  Banco Zaragozano SA..................................        37,598     1,123,654
  Bodegas y Bebedas SA.................................        39,504       514,804
  CAF (Construcciones y Auxiliar de Ferrocarriles
    SA)................................................         7,500       239,783
  *CAI (Corporacion Alimentaria Iberica SA)............        11,200             0
  *CARTEMAR (Cartera de Valores del Mar SA)............         4,016        22,609
  *CINSA (Compania de Inversiones SA)..................         1,400         6,276
  Campofrio Alimentacion S.A...........................        69,600     1,298,832
  Construcciones Lain SA...............................       202,472       548,819
  *Coporacion Financiera Reunida SA....................        60,085       808,065
  ERZ (Electricas Reunidas de Zaragoza)................        39,000     2,046,497
  *El Aguila SA........................................        39,200       381,429
  Elecnor SA...........................................         6,100       211,982
  Empresa Nacional de Celulosa SA......................         8,200       132,221
  Energia e Industrias Aragonesas SA...................        12,340        88,339
  *Ercros SA...........................................        33,200        49,380
  *Erpo SA.............................................         3,289         1,577
  Espanola del Zinc SA.................................         9,750        56,245
  *Estacionamientos Urbanos SA.........................         4,200             0
  Europistas Concesionaria Espanola SA.................       119,698     1,002,475
  *Filo SA.............................................        38,297       151,719
  GESA (Gas y Electricidad SA).........................        17,000     1,654,156
  *#Grupo Hispano-Suiza SA.............................       357,000       183,611
  *Grupo Picking Pack SA...............................       178,500        91,806
  Hullas del Coto Cortes...............................         8,666       177,681
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Iberica de Autopistas SA Concesionaria de Estado
    Iberpistas.........................................       135,210  $  1,198,170
  Inbesos SA...........................................         8,050        36,367
  Indo Internacional SA................................         5,600       276,341
  Inmobiliaria del Sur SA..............................         1,380        58,507
  *Inmobiliaria Urbis SA...............................        37,291       592,229
  Inmobiliaria Zabalburu SA............................        23,200       285,404
  Koipe SA, San Sebastian..............................        16,800       596,664
  Koxka C.E. SA........................................         3,000       250,208
  *LSB (La Seda de Barcelona SA) Series B..............        25,200       173,920
  Lingotes Especiales SA...............................         7,360        86,450
  Marco Iberica Distribucion de Ediciones Midesa.......         5,600       134,279
  *Max Center Leisa SA.................................         3,000         5,734
  Nicolas Correa SA....................................         7,875       125,339
  *Nueva Montana Quijano SA Series B...................        80,500        90,079
  OCP Construcciones SA, Madrid........................         4,898       171,233
  Papelera de Navarra SA...............................         6,000       128,232
  *Pascual Hermanos SA.................................         7,610         5,183
  Pescanova SA.........................................        16,252       248,501
  Portland Valderrivas SA..............................        24,225       983,277
  Prim SA..............................................         3,100        29,733
  Prosegur Cia de Seguridad SA.........................         7,000        85,140
  *Radiotronica SA.....................................         3,205       234,561
  *Sarrio SA...........................................       105,100       523,016
  *Sindibank (Sindicato de Banqueros de Barcelona).....        10,540             0
  *Sotogrande SA.......................................        62,786       194,188
  Tableros de Fibras SA Series B.......................        21,876       328,414
  Tavex Algodonera SA..................................         8,800       119,266
  Transportes Ferroviarios Especiales Tranfesa.........        21,000       297,748
  Uniland Cementera SA.................................         5,750       427,613
  Unipapel SA..........................................        20,968       276,892
  Uralita SA...........................................       101,725     1,127,685
  #Vidrala SA, Alava...................................        47,040       557,431
  *Viscofan Industria Navarra de Envolturas............         2,321        70,688
  Viscofan Industria Navarra de Envolturas Celulosicas
    SA.................................................        46,425     1,421,338
  *Zeltia SA...........................................         3,664       348,880
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,917,543)...................................                  35,751,390
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Spanish Peseta
    (Cost $30,829).....................................                      31,015
                                                                       ------------
TOTAL -- SPAIN
  (Cost $18,948,372)...................................                  35,782,405
                                                                       ------------
SWITZERLAND -- (11.8%)
COMMON STOCKS -- (11.8%)
  AFG Arbonia Foster Holding AG, Arbon.................           522       303,861
  *Accumulatoren-Fabrik Oerlikon, Zuerich..............            30        20,697
  Afipa SA, Vevey......................................            20         3,593
  Afipa SA, Vevey Series A.............................            80        15,465

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Aletsch AG, Moerel...................................            50  $    140,138
  Ascom Holding AG, Bern...............................           907     1,616,512
  Attisholz Holding AG, Attisholz......................         1,079       745,186
  BHB Beteiligungs und Finanzgesellschaft..............           150        21,560
  BKW FMB Energie AG, Bern.............................           600       797,706
  Bank Sarasin & Cie Series B, Basel...................           274       506,062
  Banque Cantonale de Geneve...........................           840       202,229
  *Banque Cantonale du Jura............................           450        46,892
  Banque Privee Edmond de Rothschild SA, Geneve........           120       655,413
  Basellandschaftliche Kantonalbank....................           500       186,850
  Basler Kantonalbank..................................         1,000       232,844
  Bobst SA, Prilly.....................................           100       136,544
  Bobst SA, Prilly (Namen).............................            90        59,505
  Bon Appetit Holding AG...............................           275       144,270
  Bossard Holding AG, Zug..............................           635       260,117
  Brig Visp-Zermatt (Eisenbahngesellschaft) Zermatt....           370        90,407
  Bucher Holding AG, Niederweningen....................           671       617,238
  CKW (Centralschweizerische Kraftwerke), Luzern.......           670       529,648
  CKW (Centralschweizerische Kraftwerke), Luzern
    (Participating)....................................         1,500       109,954
  Calida Holding AG....................................           396       102,451
  Canon (Schweiz) AG, Dietlikon........................         3,706       247,690
  Carlo Gavazzi Holding AG, Baar Series B..............            83        67,104
  Chocoladefabriken Lindt & Spruengli AG, Kilchberg....            16       407,046
  Cie Financiere Tradition.............................         1,250        64,679
  Coop Bank, Basel.....................................           941       716,829
  Crossair AG fuer Europaeischen Regionalluffverkehr...           619       389,241
  Crossair AG fuer Europaeischen Regionalluftverkehr,
    Basel (Genusschen).................................           330        80,396
  Daetwyler Holding AG, Atldorf........................           348       622,478
  Danzas Holding AG....................................         1,952       594,793
  EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
    Laufenberg.........................................         8,390     1,410,905
  Edipresse SA, Lausanne...............................           694       199,498
  *Eichhof Holding AG..................................           188       195,905
  Energie Electrique du Simplon SA.....................           350        53,324
  *Escor AG, Duedingen.................................           496         8,377
  Feldschloesschen-Huerlimann Holding AG,
    Rheinfelden........................................         1,602       706,888
  Financiere Michelin, Granges-Paccot..................           637       265,514
  *Forbo Holding AG, Eglisau...........................         1,100       486,169
  Fotolabo SA, Ropraz..................................         1,200       373,413
  Fuchs Petrolub AG....................................         2,001       215,704
  *Fuchs Petrolub AG Non-Voting Preferred..............         2,001       172,563
  Galenica Holding AG, Bern Series B...................           405       215,963
  Generale d'Affichage, Geneve.........................           290       123,379
  Generali (Switzerland) Holdings, Adliswil............         1,670       598,876
  Golay-Buchel Holding SA, Lausanne....................            40        28,746
  Gornergrat Monte Rasa-Bahnen Zermatt.................            70        85,520
  Gurit-Heberlein AG, Wattwil SG.......................           225       557,855
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *HPI Holding SA, Yverdon-les-Bains...................           200  $     41,682
  Hero, Lenzburg.......................................           660       431,624
  Hero, Lenzburg (Namen)...............................           400        60,942
  Hilti AG, Schaan (Participating).....................           600       424,293
  Industrieholding Cham AG, Cham.......................           216       142,811
  Jelmoli Holding AG, Zuerich..........................         1,521     1,748,917
  Jelmoli Holding AG, Zuerich (Namen)..................         2,835       647,888
  Kardex AG, Zuerich...................................           693       203,693
  Kardex AG, Zuerich (Participating)...................           610       162,200
  *Keramik Holding AG Laufen, Laufen...................           600       195,761
  Kraftwerk Laufenburg, Laufenburg.....................         8,265     1,425,522
  Kuehne & Nagel International AG, Schindellegi........           162       126,900
  Lem Holding SA, Plan-les-Ovates......................           270        52,390
  Loeb Holding AG, Bern (Participating)................           620       146,591
  *Logitech International SA, Apples...................         4,805       599,119
  *Maag Holding AG, Zuerich............................           820       129,645
  Mikron Holding AG, Biel..............................         1,224       250,695
  #Moevenpick-Holding, Zuerich.........................         1,320       683,009
  Moevenpick-Holding, Zuerich (Participating)..........           443       222,855
  *Netstal-Maschinen AG, Nafaels.......................             2         1,725
  Nextrom Holding SA...................................           277        41,008
  *Omnium Geneve SA, Geneve............................           110         6,482
  Orell Fuessli Graphische Betriebe AG, Zuerich........           240       241,468
  Oz Holding, Zuerich..................................           440       449,015
  *Parco Industriale e Immobiliare SA..................           600         3,876
  Phoenix Mecano AG, Stein am Rhein....................         2,749     1,748,388
  Phonak Holding AG Series B...........................           230       285,952
  Publicitas Holding SA, Lausanne......................         2,199       625,807
  Sarna Kunststoff Holding AG, Sarnen..................           176       228,808
  Schweizerhall Holding AG, Basel......................           140       129,789
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................           132       317,315
  Siegfried AG, Zofingen...............................           856       959,662
  Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall.............................           320       206,972
  *Sihl Zuercher Papierfabriek an der Sihl, Zuerich....            10         3,967
  Sika Finanz AG, Baar.................................           800       226,520
  Sika Finanz AG, Baar (Namen).........................           750        41,772
  Sopracenerina........................................         2,409       221,598
  *Suedelektra Holding AG, Zug.........................         1,020       586,422
  Swisslog Holding AG..................................         2,500       235,359
  *Tege SA.............................................         1,800        86,734
  UMS Schweizerische Metallwerke Holding AG, Bern......         2,560       239,168
  Unigestion Holding, Geneve...........................         2,891       170,366
  Usego Hofer Curti AG, Volketswil.....................         2,040       414,893
  Vaudoise Assurances Holding, Lausanne................            45       129,358
  Villars Holding SA, Fribourg.........................           150        28,028
  *Von Moos Holding AG, Luzern.........................         7,000        91,557
  Von Roll Holding AG, Gerlafingen.....................        32,024       892,950

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  WMH Walter Meier Holding AG, Staefa..................            50  $     42,401
  Zehnder Holding AG...................................           193        89,739
  Zellweger Luwa AG, Uster.............................           804       524,640
  *Zschokke Holding SA, Geneve.........................           230        67,769
  *Zueblin Holding AG, Zuerich.........................           700        14,538
  Zuercher Ziegeleien Holding, Zuerich.................         1,415     1,342,302
  Zuger Kantonalbank...................................           500       736,620
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,382,616)...................................                  35,563,502
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Carlo Gavazzi Holding AG Rights 06/30/99 (Cost
    $0)................................................           415         1,342
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swiss Francs
    (Cost $866)........................................                         950
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $23,383,482)...................................                  35,565,794
                                                                       ------------
NETHERLANDS -- (7.8%)
COMMON STOCKS -- (7.8%)
  A.I.R. Holdings NV...................................         1,399        52,098
  ACF Holding NV (Certificate).........................        12,757       286,376
  Aalberts Industries NV...............................        24,593       581,745
  *Accell Group NV.....................................         4,476        72,073
  Atag Group NV........................................         4,476       119,731
  Athlon Groep NV......................................        34,250       939,523
  Bam Groep NV.........................................         5,295       349,097
  Batenburg Beheer NV..................................         1,000       106,998
  Beers NV.............................................        16,625       915,579
  Begemann Groep NV....................................        11,451       118,319
  *Begemann Groep NV Series B..........................        13,451        48,327
  Bijenkorf Beheer KBB NV, Amsterdam...................         1,034        89,485
  Boskalis Westminster NV..............................        46,876       713,007
  Cindu International NV...............................         3,500       218,638
  Content Beheer.......................................        12,043       220,447
  Delft Instruments NV.................................        13,064       176,783
  Econosto NV..........................................        16,811       176,347
  Eriks Holdings NV....................................         4,000       251,969
  GTI Holding..........................................        18,535       495,801
  Gamma Holding NV.....................................        14,879       645,393
  Gemeenschappeljk Bezit Crown van Gelder NV...........        12,000       193,226
  Geveke NV............................................         7,603       323,009
  Grolsche NV..........................................        32,100       867,076
  Hoek's (W.A.) Machine & Zuurstoffafabriek NV.........        14,850       856,770
  *Hollandia Industriele Maatschappij NV...............           520        25,556
  Hollandsche Beton Groep NV...........................        52,152       604,517
  Internatio-Mueller NV................................        27,400       629,462
  Kas-Associatie NV....................................         7,730       531,935
  Kempen & Co. NV......................................        20,548     1,152,105
  Koninklijke Ahrend NV................................        31,344       739,796
  Koninklijke Frans Maas Groep NV......................        11,215       341,171
  Koninklijke Ten Cate NV..............................         9,707       272,895
  *Koppelpoort Holding NV..............................           250        29,503
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Krasnapolsky Hotels & Restaurants NV.................         3,230  $    237,179
  Landre & Glinderman NV...............................         2,171        69,460
  MacIntosh NV.........................................        15,053       421,608
  NBM-Amstelland NV....................................        58,192     1,361,266
  NKF Holding NV.......................................        13,396       242,404
  Nagron Nationaal Grondbezit NV.......................        15,316       429,778
  Nederlandsche Apparatenfabriek.......................        14,000       284,908
  Nedlloyd Groep NV, Rotterdam.........................        22,900       313,488
  Norit NV.............................................        24,731       258,131
  Otra NV..............................................        23,000       293,143
  Polynorm NV..........................................         3,545       275,184
  Reesink NV...........................................         2,050       109,780
  Roto Smeets de Boer NV...............................         1,000        40,386
  Rubber Cultuur Maatschappij Amsterdam NV.............        40,800        86,668
  Samas-Groep NV, Zaandam..............................        22,112       360,689
  Schuitema NV, Amersfoort.............................           300       944,099
  Schuttersveld NV.....................................        20,596       455,869
  Smit Internationale NV...............................        18,582       409,342
  *Sphinx NV...........................................        18,968       139,282
  *Textielgroep Twenthe NV.............................         1,000        40,911
  *Tulip Computers NV..................................         3,000         8,481
  Twentsche Kabel Holding NV...........................        16,541       481,504
  Ubbink NV............................................         1,500        45,710
  Unique International NV..............................        10,477       266,516
  Van der Mollen Holding NV............................        17,312     1,179,509
  Van Dorp Groep NV....................................         3,261        47,036
  *Van Heek-Tweka NV...................................         3,880        22,386
  Vredestein NV........................................        15,514       199,359
  Wegener Arcade NV ...................................        69,015     1,361,057
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,188,981)...................................                  23,529,890
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Netherlands Guilder
    (Cost $128)........................................                         129
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $12,189,109)...................................                  23,530,019
                                                                       ------------
SWEDEN -- (5.3%)
COMMON STOCKS -- (5.3%)
  Active I Malmoe AB Series A..........................         4,160        66,663
  Active I Malmoe AB Series B..........................         4,160        66,663
  #Allgon AB Series B..................................        65,400       717,485
  Alma Industri & Handel AB Series B...................         5,200       113,455
  *Althin Medical AB Series B..........................         4,800        28,105
  *Anders Dioes AB.....................................        28,800       149,103
  Angpannefoereningen AB Series B......................        10,800       169,072
  *Argonaut AB Series A................................        81,000        53,917
  B & N Bylock & Nordsjoefrakt AB Series B.............        41,800        98,929
  BPA AB Series A......................................        74,000       200,678
  BPA AB Series B......................................        56,700       143,279
  BTL AB Series B......................................       136,700       589,769
  Beijer AB Series B...................................        11,700       169,461
  Benima Ferator Engineering AB........................        13,400        55,500
  Berg (C.F.) & Co. AB Series B........................         6,200        13,374
  Bilspedition AB Series A.............................        88,300       358,098
  Bong Ljungdahl AB....................................         6,000        45,855

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Boras Waefveri AB Series B...........................         8,600  $     59,365
  Caran AB Series B....................................         5,200        44,228
  Carbo AB.............................................        11,100       191,556
  Catena AB Series A...................................        66,700       517,978
  Celsius Industrier AB Series B.......................        60,100       963,082
  Concordia Maritime AB Series B.......................        37,300        51,036
  Eldon AB Series B....................................        21,600       306,194
  Enator AB............................................        60,100     1,711,322
  Enea Data AB Class B.................................         8,000       161,726
  Esselte AB Series A..................................        40,100       588,216
  Esselte AB Series B..................................        34,500       540,092
  *Evidentia Fastigheter AB Series A...................        16,120        75,508
  *Evidentia Fastigheter AB Series B...................         1,000         4,438
  FFNS Gruppen AB Series B.............................        23,450       187,889
  *Fagerlid Industrier AB..............................         8,600        17,598
  Fastighets AB Tornet.................................        10,800       141,116
  *Fastighits AB Celtica...............................         5,800        28,026
  Finnveden AB.........................................        18,100       310,126
  *Firefly AB..........................................         8,400         4,401
  *#Frontec AB Series B................................        18,200        88,616
  Garphyttan Industrier AB.............................        39,000       468,721
  Getinge Industrier AB Series B.......................        39,736       580,427
  Geveko AB Series B...................................         8,300        95,149
  Gorthon Lines AB Series B............................        41,800       172,610
  Hexagon AB Series B..................................         3,572        77,054
  ICB Shipping AB Series B.............................        61,500       477,596
  *Intelligent Micro Systems Data AB...................         3,400        17,393
  Iro AB...............................................        11,800        97,455
  JP Bank Series A.....................................        14,000        70,755
  JP Bank Series B.....................................         8,000        42,897
  *Jacobson and Widmark AB.............................        13,400        66,071
  *Kjessler & Mannerstrale AB..........................         8,500        29,337
  *Klippans Finpappersbruk AB..........................         5,800        11,797
  *Lifco AB............................................         7,947        35,755
  Lindex AB............................................        16,100       581,485
  Meda AB Series A.....................................         2,100        10,354
  Monark Stiga AB......................................        21,700        99,773
  NCC AB Series B......................................        10,300        88,875
  NH Nordiska Holding AB...............................        17,000        20,117
  Nobelpharma AB.......................................        45,460       647,227
  Nolato AB Series B...................................        30,600       411,143
  OEM International AB Series B........................         7,100        99,772
  Piren AB.............................................        13,488        99,757
  Platzer Bygg AB Series B.............................        36,000        41,270
  Prifast AB...........................................        19,000       188,536
  Rottneros Bruk AB....................................       366,600       167,201
  *Scandiaconsult AB...................................        14,300        63,105
  Scribona AB Series A.................................        40,100       133,461
  Scribona AB Series B.................................        31,700       109,021
  Segerstroem & Svensson AB............................        15,200       100,240
  *Sifo Group AB.......................................        40,100       155,704
  *Sifo Group AB, New Shares...........................        31,700       130,903
  *Skandigen AB, Series A..............................        13,300        36,068
  Spendrups Bryggeri AB Series B.......................        19,900        61,325
  *Stena Line AB Series B..............................       128,000       135,692
  Svedala Industri.....................................        60,000       894,915
  *Sweco AB Series B...................................        23,450        60,703
  *Tivox AB Series B...................................         7,200        12,869
  Wallenstam Byggnads AB Series B......................        16,700        85,430
  Westergyllen AB Series B.............................         4,300        78,977
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Wihlborg & Son AB Series B...........................        83,500  $     81,313
  Zeteco AB Series B...................................        10,400       178,194
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,354,718)...................................                  16,048,366
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Jacobson & Widmark AB Rights 12/08/98 (Cost $0).....        13,400           661
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $53).........................................                          54
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $14,354,771)...................................                  16,049,081
                                                                       ------------
BELGIUM -- (4.2%)
COMMON STOCKS -- (4.2%)
  *Abfin SA............................................         2,560             0
  Afrifina.............................................         3,480       607,428
  BMT NV...............................................         2,040       444,367
  *Banque Belgo-Zairoise Belgolaise SA.................         1,155       310,847
  Banque Nationale de Belgique.........................           710     1,444,825
  Belge des Betons.....................................           425       243,623
  Belgo Katanga NPV....................................           408       377,712
  Belgo Katanga NPV VVPR...............................           136       125,904
  CFE (Compagnie Francois d'Entreprises)...............         2,080       467,985
  CMB (Cie Martime Belge)..............................           500        23,502
  Carrieres Unies Porphyre.............................            20        22,413
  Chimique et Metallurgique Campine, Beerse............           370        42,949
  City Hotels SA.......................................         1,290       183,388
  Cofinimmo SA.........................................         4,330       547,299
  Cokeries & Houilleres d'Anderlues....................           100         7,739
  Commerciale de Brasserie SA COBRHA...................           115        60,153
  Creyf's SA...........................................         1,500       597,592
  Creyf's SA V.V.P.R...................................           300            13
  Deceuninck Plastics Industries SA....................         6,370     1,898,765
  *Electrorail SA (Reunies d'Electricite & de
    Transports)........................................        11,416        16,360
  Engrais Rosier SA....................................           655        78,848
  Floridienne NV.......................................         2,033       125,278
  Ford Motor Co. SA Belgium............................         1,110       155,413
  *Forges de Clabecq SA................................         3,460           198
  *Franki NV (Cie Internationale des Pieux Armes
    Frankignoul SA)....................................         5,875        17,681
  Glaces de Charleroi..................................            70       290,814
  Ibel (Nouvelle)......................................         2,655       183,011
  *Immobel (Cie Immobiliere de Belgique SA)............        10,600       777,758
  *Intercomfina SA.....................................        11,000           946
  Mecaniver SA, Bruxelles..............................           128        49,160
  Metiers Automatiques Picanol.........................           403       222,349
  *PCB SA Bruxelles....................................         6,504        39,147
  *Papeteries de Catala SA.............................           315        52,455
  Plantations Nord-Sumatra SA..........................           650        76,383
  *Recticel SA.........................................         8,450       101,720
  SABCA (Sa Belge de Constructions Aeronautiques)......         4,280       244,729

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *SCF SA..............................................           380  $      1,960
  *SCF V.V.P.R. Shares.................................         2,470        12,743
  SIPEF (Societe Internationale de Plantations & de
    Finance) Strip V.V.P.R.............................           370            21
  SIPEF (Societe Internationale de Plantations & de
    Finance), Anvers...................................         1,545       210,339
  Sait Radioholland....................................         6,088       148,317
  Sait Radioholland (Precompte Reduit).................           152         3,372
  Sapec SA.............................................         3,635       247,959
  Sapec SA V.V.P.R.....................................            75            47
  Sidro................................................         4,040       314,376
  Spadel NPV...........................................           325       447,352
  Spector Photo Group SA...............................         3,688       123,039
  Surongo SA...........................................            20         5,073
  #Telinfo SA..........................................         6,948       826,431
  Telinfo SA V.V.P.R...................................         1,158            33
  Ter Beke NV..........................................         2,212       195,903
  UNIBRA...............................................         1,600       139,868
  Uco Textiles NV......................................         2,124       225,245
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,239,195)....................................                  12,740,832
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Creyf's SA Rights 12/10/98
    (Cost $0)..........................................         1,500         5,804
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $8,239,195)....................................                  12,746,636
                                                                       ------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
  Aarhus Oliefabrik A.S. Aeries A......................           640        21,506
  Alm Brand A.S. Series B..............................         2,000        43,559
  Amtssparekassen Fyn A.S..............................           388        20,281
  Bang & Olufsen Holding A.S. Series B.................         2,437       148,995
  Broedrene Hartmann A.S. Series B.....................           121        16,941
  Coloplast A.S. Series B..............................         2,187       233,057
  *Crisplant Industries A.S............................           960        40,323
  DFDS A.S., Copenhagen................................           100        82,451
  Dampskibsselsk et Torm A.S...........................           360        12,433
  Danske Traelastko....................................           896        59,241
  *East Asiatic Co., Ltd...............................         4,283        24,320
  Ejendamsselskabet Norden A.S.........................           958        46,946
  Falck A.S............................................         2,370       188,235
  Fih A.S. Series B....................................         3,090        68,260
  Fluegger A.S. Series B...............................           658        14,331
  #GN Great Nordic, Ltd................................        15,000       476,040
  Hoejgaard Holding A.S. Series B......................           126        12,251
  *Holm (Jacob) & Sonner Series B......................         2,254        36,818
  Incentive A.S........................................         1,085        41,354
  Kansas Ehrvervsbeklaedning Odense A.S. Series B......           688        27,828
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Kjobenhavns Sommer Tivoli A.S.......................            30  $      6,534
  Korn-Og Foderstof Kompagnet A.S......................         2,428        46,082
  Lauritzen (J.) Holding Series B......................           483        39,073
  Marius Pedersen B....................................           532        10,594
  *Martin Gruppen A.S..................................           318         5,951
  Neg Micon A.S........................................           536        58,369
  Nordiske Kabel og Traadfabrikker Holding A.S.........         1,498        85,060
  Per Aarsleff A.S. Series B...........................           425        14,876
  Radiometer A.S. Series B.............................         1,803        83,586
  Sanistal A.S. Series B...............................           176         7,803
  #Sas Danmark A.S.....................................         9,400       114,063
  Schouw & Co. Series B................................           340        25,389
  Spar Nord Holding....................................         1,103        52,765
  Superfos A.S.........................................         6,178        90,344
  Sydbank A.S..........................................         1,742        79,945
  Thorkild Kristensen..................................           527        48,371
  *Topdanmark A.S......................................           784       142,944
  Vest-Wood A.S........................................           396        31,727
  Vt Holdings Shares A.................................            44         1,609
  Vt Holdings Shares B.................................           396        13,245
  Wessel & Vett Magasin du Nord A.S. Series C..........           602        28,564
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,543,592)....................................                   2,602,064
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Danish Krone
    (Cost $8,030)......................................                       7,975
                                                                       ------------
TOTAL -- DENMARK
  (Cost $2,551,622)....................................                   2,610,039
                                                                       ------------
                                                         FACE AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.7%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
    12/01/98 (Collateralized by U.S. Treasury Notes
    6.125%, 12/31/01, valued at $2,300,400) to be
    repurchased at $2,258,310 (Cost $2,258,000)........  $      2,258     2,258,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $220,261,448)++................................                $302,638,038
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $220,881,209.
   @  Denominated in local currency.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
PORTUGAL -- (13.9%)
COMMON STOCKS -- (13.9%)
 BCP (Banco Comercial Portugues SA)....................       187,257  $  5,722,295
 Banco Espirito Santo e Comercial de Lisboa............       128,392     3,992,327
 Banco Pinto & Sotto Mayor SA..........................       237,886     4,350,141
 Cimpor Cimentos de Portugal SA........................        28,685       909,986
 *Companhia de Seguros Mundial Confianca SA............        50,700     1,663,637
 Companhia de Seguros Tranquilidade SA.................        20,500       670,900
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        15,000       217,122
 EFACEC (Empresa Fabril de Maquinas Electricas)........        10,500       103,120
 Engil Sociedade Gestora de Participacoes Sociais SA...        16,852       114,676
 *Filmes Lusomundo SA..................................         8,300       103,627
 *Inapa Inv Part Ges Baby Shs..........................        14,866       145,012
 *Inparsa Industrias e Participacoes S.G.P.S. SA.......        26,162     1,148,288
 Investimentos Participacoes e Gestao SA Inapa.........        22,300       220,421
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        78,595     3,866,181
 *Lusotur Sociedad Financeira de Turismo SA............         5,500        90,395
 Mague-Gestao e Participacoes SA.......................         5,200       172,399
 Modelo Continente SGPS SA.............................        39,000       961,477
 *Modelo Continente SGPS SA Issue 98...................        39,000       934,488
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        40,200       258,719
 Portugal Telecom SA...................................        66,928     2,915,567
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................         8,164       217,936
 *Sociedad Construcoes Soares da Costa SA..............         9,730        43,206
 Sociedade de Investimento e Gestao SGPS SA............        24,700       508,514
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        32,483       453,325
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        41,700     1,972,396
 Uniceruniao Cervejeira SA.............................        20,400       465,280
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,683,900)...................................                  32,221,435
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Sociedad Construcoes Soares da Costa SA Rights
   12/31/98
   (Cost $0)...........................................         9,730        34,565
                                                                       ------------

                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Portuguese Escudos (Cost $4,739).....................                $      4,919
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $14,688,639)...................................                  32,260,919
                                                                       ------------
PHILIPPINES -- (10.9%)
COMMON STOCKS -- (10.9%)
 *Aboitiz Equity Ventures, Inc.........................     7,014,400       299,090
 Ayala Corp............................................     4,140,000     1,313,448
 Ayala Land, Inc.......................................    10,952,980     3,405,423
 Bacnotan Consolidated
   Industries, Inc.....................................        54,567        58,168
 *Belle Corp...........................................     4,916,000       318,167
 *C & P Homes, Inc.....................................    10,306,500       324,366
 *Centennial City, Inc.................................     3,285,000        40,020
 Cosmos Bottling Corp..................................     3,778,000       364,375
 Far East Bank and Trust Co. (Foreign).................     1,082,200     1,084,944
 *Fil-Estate Land, Inc.................................     1,252,000        30,823
 *Filinvest Land, Inc..................................     9,822,000       835,117
 Guoco Holdings (Philippines), Inc.....................     1,080,000        22,751
 *International Container Terminal Services, Inc.......     1,059,750        94,140
 Ionics Circuits, Inc..................................     1,040,850       330,218
 *La Tondena Distillers, Inc...........................       693,200       422,253
 *Megaworld Properties & Holdings, Inc.................     1,695,000        32,265
 *Metro Pacific Corp...................................     6,173,860       310,259
 Metropolitan Bank & Trust Co..........................       537,445     3,785,295
 *Mondragon International
   Philippines, Inc....................................       408,840         5,811
 *Petron Corp..........................................    19,893,000     2,448,751
 Philippine Long Distance
   Telephone Co........................................       141,940     3,710,605
 *Philippine National Bank.............................       259,975       339,814
 *Philippine Savings Bank..............................       125,000        61,865
 *Pilipino Telephone Corp..............................       628,500        89,330
 RFM Corp..............................................     4,158,000       601,537
 *Republic Glass Holding Corp..........................       331,250         6,137
 SM Prime Holdings, Inc................................    22,614,000     4,247,289
 *Security Bank Corp...................................       167,007        70,999
 *Southeast Asia Cement Holdings, Inc..................     3,098,780        45,617
 *Union Bank of the Philippines........................       606,500       238,597
 Universal Robina Corp.................................     2,871,000       269,611
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $42,649,293)...................................                  25,207,085
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *RFM Corp. (Cost $31,501).............................       177,090        23,597
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $42,680,794)...................................                  25,230,682
                                                                       ------------
THAILAND -- (10.6%)
COMMON STOCKS -- (10.6%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......         2,100         1,818
 *Advance Agro Public Co., Ltd. (Foreign)..............     1,030,130       784,725
 Advanced Info Service Public Co., Ltd. (Foreign)......       593,100     3,450,164

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Amarin Plaza Public Co., Ltd. (Foreign)..............         7,400  $        820
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         3,823
 BEC World Public Co., Ltd. (Foreign)..................       132,700       830,753
 *Bangkok Bank of Commerce
   Public Co., Ltd. (Foreign)..........................         7,647             0
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     2,333,000     2,229,597
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200         9,753
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................           733            53
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         3,640
 *Bangkok Steel Industry Public Co., Ltd. (Foreign)....        20,000         1,219
 *Bank of Asia Public Co., Ltd. (Foreign)..............        12,870        10,517
 Bank of Ayudhya Public Co., Ltd. (Foreign)............     1,576,500       502,209
 *Banpu Public Co., Ltd. (Foreign).....................        26,800        50,482
 Berli Jucker Public Co., Ltd. (Foreign)...............        10,100        21,823
 *Ch Karnchang Public Co., Ltd. (Foreign)..............        86,300       131,482
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................         7,097           157
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       302,300     1,582,678
 *Dusit Thani Public Co., Ltd. (Foreign)...............         8,933        10,517
 *First Bangkok City Bank Public Co., Ltd. (Foreign)...     1,613,550       129,620
 *First City Investment Public Co., Ltd. (Foreign).....        44,200           245
 *Five Stars Property Public Co., Ltd. (Foreign).......         3,800           137
 *General Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        46,300        10,132
 Grammy Entertainment Public Co., Ltd. (Foreign).......        86,500       436,094
 *Hana Microelectronics Co., Ltd. (Foreign)............       166,000       413,850
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        27,500         9,141
 *ITF Finance and Securities Public Co., Ltd...........         8,025           534
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        11,270         6,166
 International Cosmetics Public Co., Ltd. (Foreign)....         3,500         9,211
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           294
 *Juldis Develop Public Co., Ltd. (Foreign)............         1,000            25
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         3,510
 *Krisda Mahanakorn Public Co., Ltd. (Foreign).........        23,300         2,904
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........     9,972,670     5,663,147
 *Land and House Public Co., Ltd. (Foreign)............         2,065         1,530
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925  $        381
 Mutual Fund Public Co., Ltd. (Foreign)................           500         1,260
 *NTS Steel Group Public Co., Ltd. (Foreign)...........        35,500         2,163
 *Nakornthon Bank Public Co., Ltd. (Foreign)...........        96,201        14,657
 *Natural Park Public Co., Ltd. (Foreign)..............       192,700        11,743
 *Padaeng Industry Public Co., Ltd (Foreign)...........         7,800         1,707
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....        52,700        26,642
 *Poonipat Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,987         1,285
 *Power-P Public Co., Ltd. (Foreign)...................         1,600            80
 *Premier Enterprises Public Co., Ltd. (Foreign).......         6,000            66
 *Property Perfect Public Co., Ltd. (Foreign)..........        26,050         2,309
 *Quality Houses Public Co., Ltd. (Foreign)............        18,000         4,288
 Regional Container Lines Public Co., Ltd. (Foreign)...         1,500         1,278
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700         1,779
 *Saha-Union Public Co. Ltd. (Foreign).................        48,700        23,945
 *Sammakorn Public Co., Ltd. (Foreign).................         7,500         2,597
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................         6,500         1,332
 *Serm Suk Public Co., Ltd. (Foreign)..................         1,000         5,332
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       290,500     1,231,204
 *Siam Cement Public Co., Ltd. (Foreign)...............        27,000       565,429
 *Siam City Bank Public Co., Ltd.......................        37,000           205
 *Siam City Cement Public Co., Ltd. (Foreign)..........       212,888       589,717
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......       958,166       524,204
 Siam Makro Public Co., Ltd. (Foreign).................       727,100     1,510,595
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900           659
 *Somprasong Land Public Co., Ltd. (Foreign)...........         5,400            15
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400         4,316
 *Swedish Motors Corp. Public Co., Ltd. (Foreign)......         7,000           582
 *Tanayong Public Co., Ltd. (Foreign)..................        46,000         8,537
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     4,574,500     2,122,516
 *Thai Carbon Black Public Co., Ltd. (Foreign).........         5,000         7,704
 *Thai Danu Bank Public Co., Ltd. (Foreign)............       100,900        65,683
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         3,075
 *Thai Military Bank Public Co., Ltd. (Foreign)........     1,935,500       482,534

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960  $    582,939
 *Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        29,300        44,640
 Thai Union Frozen Products Co., Ltd...................        80,900       329,426
 *Thaimex Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,100           341
 *Tipco Asphalt Public Co., Ltd. (Foreign).............        92,000       150,360
 *Wattachak Public Co., Ltd. (Foreign).................        24,300         3,029
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $38,527,753)...................................                  24,643,324
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Thailand Baht (Cost $10).............................                          12
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Siam Commercial Bank Public Co., Ltd. (Foreign)
   Warrants 12/31/02 (Cost $0).........................        83,666             0
                                                                       ------------
TOTAL -- THAILAND
  (Cost $38,527,763)...................................                  24,643,336
                                                                       ------------
SOUTH KOREA -- (9.9%)
COMMON STOCKS -- (9.9%)
 *A-Nam Industrial Co., Ltd............................         9,640        30,173
 *Asia Motors Co., Inc.................................        16,640        13,421
 *Cho Hung Bank Co., Ltd...............................       187,940       168,935
 Chong Kun Dang........................................         1,558        28,259
 Chosun Brewery Co., Ltd...............................         2,870        21,007
 *Daesung Industrial Co., Ltd..........................         1,570        23,941
 *Daewoo Corp..........................................       147,380       379,095
 *Daewoo Electronics Co., Ltd..........................        85,420       233,431
 Daewoo Heavy Industries, Ltd..........................       525,320     2,061,649
 *Daewoo Motor Sales Corp..............................         9,480        28,683
 *Daewoo Securities Co., Ltd...........................        51,800       415,730
 *Dong-Ah Construction Industrial Co., Ltd.............        22,290        38,283
 *Hanjin Heavy Industry Co., Ltd.......................        21,910       141,026
 Hankook Caprolactam Corp..............................           590        27,464
 Hankook Tire Manufacturing Co., Ltd...................        22,060        70,996
 *Hyundai Engineering & Construction Co., Ltd..........        70,112       371,380
 Hyundai Fire & Marine Insurance Co., Ltd..............         5,360        64,096
 *Hyundai Motor Co., Ltd...............................        71,742       961,550
 *Hyundai Securities Co., Ltd..........................        34,944       255,209
 Kookmin Bank..........................................       217,668     1,021,956
 *Korea Chemical Co., Ltd..............................         1,020        26,196
 Korea Electric Power Corp.............................       118,650     2,285,393
 Korea Express Co., Ltd................................         7,340        23,858
 *Korea First Bank Inc., Ltd...........................        11,800        53,697
 *Korea Long Term Credit Bank..........................       111,110       253,252
 Korea Zinc Co., Ltd...................................         8,770       152,736
 *Korean Air...........................................         3,750        17,757
 LG Chemical, Ltd......................................       111,150       936,657
 LG Electronics, Inc...................................       126,160     1,250,462
 LG Information & Communications, Ltd..................        22,780       546,647
 LG Insurance Co., Ltd.................................         1,000        29,775
 Pacific Chemical Co., Ltd.............................         4,330        54,212
 Pohang Iron & Steel Co., Ltd..........................         2,580       111,400
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *S1 Corporation.......................................         1,705  $    249,729
 *SK Corp., Ltd........................................       112,340     1,108,974
 SK Telecom Co., Ltd...................................           133        60,309
 Sam Yang Corp.........................................         3,580        23,531
 Samchully Co., Ltd....................................         1,233        24,343
 *Samsung Aerospace Industrial Co., Ltd................        19,490        78,210
 Samsung Display Devices, Ltd..........................        52,998     1,926,813
 Samsung Electro-Mechanics Co., Ltd....................        56,009       712,474
 Samsung Electronics Co., Ltd..........................        68,083     3,639,107
 *Samsung Fine Chemicals...............................         2,054        19,946
 Samsung Fire & Marine Insurance.......................         3,855     1,002,424
 *Seondo Electric Co., Ltd.............................         8,800        51,698
 *Seoul Bank...........................................        11,800        56,822
 *Shinhan Bank Co., Ltd................................       172,044       759,424
 *Ssangyong Investment Securities Co., Ltd.............        81,945       282,796
 *Ssangyong Motor Co...................................        29,100        38,535
 Ssangyong Oil Refining Co., Ltd.......................        32,080       447,987
 Sungmi Telecom Electronics Co., Ltd...................         1,052        25,245
 Tae Kwang Industrial Co., Ltd.........................           660       185,393
 Tae Young Corp........................................         3,280        48,437
 *Tai Han Electric Wire Co.............................         5,990        23,556
 *Trigem Computer, Inc.................................         3,210        15,586
 Young Poong Mining & Construction Corp................         3,296        48,937
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $31,307,282)...................................                  22,928,602
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *LG Electronics, Inc. Rights 12/09/98.................        20,862        59,438
 *LG Information & Communications, Ltd. Rights
   12/10/98............................................         9,705        63,869
 *LG Insurance Co., Ltd.
   Rights 12/21/98.....................................           341         3,448
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     126,755
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Korean Won
   (Cost $2)...........................................                           3
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $31,307,284)...................................                  23,055,360
                                                                       ------------
ISRAEL -- (8.9%)
COMMON STOCKS -- (8.9%)
 *Africa-Israel Investments, Ltd.......................         2,840       130,090
 *Africa-Israel Investments, Ltd.......................           155        66,562
 *Agis Industries (1983), Ltd..........................        21,736       116,677
 American Israeli Paper Mills, Ltd.....................         3,291       117,379
 Bank Hapoalim B.M.....................................     1,196,240     2,294,551
 Bank Leumi Le-Israel..................................     1,373,369     1,903,648
 *Bezek, Ltd...........................................       701,438     2,046,628
 *Blue Square Chain Stores Properties Investment.......        29,303       346,051
 CLAL Electronics Industries, Ltd......................         3,579       505,483
 CLAL Industries, Ltd..................................       135,350       630,966
 CLAL Insurance, Ltd...................................        38,684       324,861
 Clal Israel, Ltd......................................        29,607       687,281
 Delek Israel..........................................         8,643       233,830
 Elbit Medical Imaging.................................        17,319       178,910

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Elbit Systems, Ltd....................................        17,319  $    209,899
 Elbit, Ltd............................................        17,320        53,635
 *Elite Industries, Ltd................................         5,700       181,135
 Elron Electronic Industries, Ltd......................        19,701       290,004
 First International Bank of Israel....................        48,660       243,789
 First International Bank of Israel, Ltd...............       347,200       347,898
 IDB Bankholding Corp., Ltd............................        36,578       739,148
 IDB Development Corp., Ltd. Series A..................        43,928       907,575
 Industrial Building Corp., Ltd........................       277,150       340,522
 Israel Chemicals, Ltd.................................     1,165,326       984,179
 *Israel Corp. Series A................................         5,500       397,584
 Koor Industries, Ltd..................................        16,466     1,410,282
 *Leumi Holdings Insurance.............................       279,107       150,488
 *M.A. Industries, Ltd.................................       162,937       352,574
 Matav Cable Israel....................................        19,027       174,765
 Osem Investment, Ltd..................................        77,343       329,922
 Property and Building Corp., Ltd......................         3,973       307,105
 Super-Sol, Ltd. Series B..............................       210,226       486,498
 Tadiran, Ltd..........................................        17,306       615,219
 Tambour...............................................        26,898        34,011
 Teva Pharmaceutical Industries, Ltd...................        60,410     2,585,560
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,855,431)...................................                  20,724,709
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Israel Shekel (Cost $2)..............................                           2
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,855,433)...................................                  20,724,711
                                                                       ------------
ARGENTINA -- (8.4%)
COMMON STOCKS -- (8.4%)
 Acindar Industria Argentina de Aceros SA Series B.....       164,000       234,562
 *Alpargatas SA Industrial y Comercial.................       150,000        19,504
 Astra Cia Argentina de Petroleos SA...................       336,690       404,101
 Bagley y Cia, Ltd. SA Series B........................       106,228       196,557
 Banco de Galicia y Buenos Aires SA Series A...........       247,526     1,331,930
 *Banco del Sud Sociedad Anonima Series B..............        29,000       122,692
 Banco Frances del Rio de la Plata SA..................       123,936     1,004,062
 *Buenos Aires Embotelladora SA Series B...............           100         7,601
 CIADEA SA.............................................        76,559       120,219
 *Capex SA Series A....................................        18,000       117,021
 *Celulosa Argentina SA Series B.......................        75,000        15,003
 Central Costanera SA Series B.........................        20,000        52,810
 Central Puerto SA Series B............................        16,000        41,607
 Corcemar SA Series B..................................        19,226       107,685
 *Garovaglio y Zorraquin SA............................        28,000        39,207
 *Indupa SA Industrial y Comercial.....................       180,366       131,691
 Irsa Inversiones y Representaciones SA................        73,979       207,179
 Juan Minetti SA.......................................       103,442       331,074
 Ledesma SA............................................       135,378        92,074
 Metrogas SA Series B..................................       403,115       338,678
 Molinos Rio de la Plata SA Series B...................       125,287       303,249
 Naviera Perez Companc SA Series B.....................       540,429     2,810,737
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        25,542        94,522
 *Sevel Argentina SA Series C..........................        79,033        41,500
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Siderar SAIC Series A.................................        21,280  $     63,426
 Siderca SA Series A...................................       714,907     1,043,952
 *Sociedad Comercial del Plata.........................       187,740       123,555
 Telecom Argentina Stet-France SA Series B.............       317,000     1,918,195
 Telefonica de Argentina SA Series B...................       738,000     2,384,169
 Transportadora de Gas del Sur SA Series B.............       398,000       804,105
 YPF Sociedad Anonima Yacimientos Petroliferos Fiscales
   Series D............................................       165,000     4,868,376
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $18,371,680)...................................                  19,371,043
                                                                       ------------
CHILE -- (7.4%)
COMMON STOCKS -- (7.4%)
 Banco Bhif Sponsored ADR..............................         6,400        63,200
 Banco de A. Edwards ADR...............................        30,000       363,750
 Banco de Santiago SA Santiago ADR.....................        84,800     1,293,200
 Banco Santander Chile Sponsored ADR...................        52,500       669,375
 Chilgener S.A. ADR....................................        52,400       907,175
 Cia Telecom de Chile ADR..............................       142,000     3,288,187
 Compania Cervecerias Uni ADR..........................        39,400       847,100
 Cristalerias de Chile SA ADR..........................        14,500       201,187
 Distribucion y Servicio D&S S.A. ADR..................        80,500     1,116,937
 Embotelladora Andina SA Andina ADR....................        36,800       561,200
 Embotelladora Andina SA Andina Series B ADR...........        57,700       815,013
 Empresa Nacional de Elec ADR..........................       267,400     2,874,550
 *Empresas Telex S.A. ADR..............................        39,400        66,488
 Enersis S.A. ADR......................................        88,000     2,065,250
 Laboratorio Chile SA Labchile ADR.....................        14,000       243,250
 *Lan Chile SA ADR.....................................        86,400       475,200
 Madeco SA ADR.........................................        24,500       273,328
 *Masisa SA ADR........................................        16,500       135,094
 Santa Isabel S.A. ADR.................................        15,500       132,719
 Sociedad Quimica y Minera Chile ADR...................        15,600       599,625
 Vina Concha y Toro SA Conchatoro ADR..................         8,600       245,100
                                                                       ------------
TOTAL -- CHILE
  (Cost $17,510,985)...................................                  17,236,928
                                                                       ------------
BRAZIL -- (7.0%)
PREFERRED STOCKS -- (4.1%)
 Aracruz Celulose SA Series B..........................       251,999       262,289
 Banco Bradesco SA.....................................   125,095,997       906,221
 Banco do Brasil SA....................................   126,670,000       990,400
 Banco do Estado de Sao Paulo SA.......................     2,500,000       120,945
 Banco Itau SA.........................................     2,850,000     1,589,978
 Brasiliero de Petroleo Ipiranga.......................    12,300,000        88,592
 Brasmotor SA..........................................       600,000        54,951
 *COFAP (Cia Fabricadora De Pecas).....................         5,100        33,124
 Centrais Electricas de Santa Catarin Celesc Series
   B...................................................       180,000       113,909
 Cervejaria Brahma.....................................     2,490,767     1,343,939
 Cia Siderurgica Belgo-Mineira.........................       970,000        29,505
 Cia Vale do Rio Doce Series A.........................        91,160     1,328,354
 Cimento Portland Itau.................................       860,000       108,488
 Companhia Siderurgica de Tubarao Sid Tubarao..........    15,120,000        80,576

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Copene-Petroquimica do Nordeste SA Series A...........       624,000  $     88,288
 Coteminas Cia Tecidos Norte de Minas..................       910,000       121,236
 Duratex SA............................................     2,900,000        77,272
 *Embratel Participacoes SA............................       137,922         2,239
 Ericsson Telecomunicacoes SA..........................    15,480,000       212,680
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875        26,510
 *Inepar SA Industria e Construcoes....................   296,400,000       214,718
 Investimentos Itau SA.................................       810,000       573,291
 *Lojas Americanas SA..................................     1,610,000         9,545
 Lojas Renner SA.......................................       800,000        12,670
 Multibras Eletrodomesticos SA.........................       315,000       123,276
 *Paranapanema SA......................................     2,120,000         6,531
 *Renner Participacoes SA..............................       800,000           673
 Sadia Oeste SA Inclusttia e Comercio Soes.............       100,000        49,960
 *Siderurgica Paulista Casipa Series B.................        65,000         8,119
 Suzano de Papel e Celulose............................        54,000        20,683
 *Telecelular Sul Participacoes SA.....................       137,922           310
 *Telecentro Oeste Celular Participacoes SA............       137,922           216
 *Telecentro-Sul Participacoes.........................       137,922         1,607
 Telecomunicacoes Brasileiras SA.......................       137,922            24
 *Teleleste Celular Participacoes SA...................       137,922           114
 *Telemig Celular Participacoes SA.....................       137,922           221
 *Telenordeste Celular Participacoes SA................       137,922           181
 *Telenorte Celular Participacoes SA...................       137,922           110
 *Telenorte Leste Participacoes SA.....................       137,922         2,331
 *Telesp Celular Participacoes.........................       137,922         1,424
 *Telesp Participacoes SA..............................       137,922         3,870
 *Telesudeste Celular Participacoes SA.................       137,922           746
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        52,039       141,260
 Unibanco-Uniao de Bancos Brasileiros SA...............    12,963,000       568,837
 *Vale do Rio Doce Series B............................        81,160             0
 Votorantim Celulose e Papel SA........................     9,467,325       102,481
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $11,155,541)...................................                   9,422,694
                                                                       ------------
COMMON STOCKS -- (2.9%)
 Acos Especiais Itabira-Acesita Aces...................    25,963,524        11,242
 Antarctica Paulista I.B.B.C. Anta.....................         3,000        69,944
 *Banco Bamerindus do Brazil SA........................         2,400        23,981
 Banco Bradesco SA.....................................   167,012,333     1,056,899
 Banco do Estado de Sao Paulo SA.......................     6,800,000       235,545
 *Ceval Alimentos SA...................................    11,610,114        19,238
 Compania de Electricidade da Bahia Coelba.............     3,630,000       136,016
 Embraco SA............................................       130,000        32,474
 Embraer Empresa Brasileira de Aeronautica Series A....     1,700,000        18,544
 *Embratel Participacoes...............................    57,550,000       622,960
 Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................       480,000           719
 Gerdau SA.............................................    10,400,000       102,185
 *Lojas Americanas SA..................................    10,520,000        68,325
 *Mannesmann SA........................................       149,000        10,174
 Petroquimica do Sul Copesul...........................     8,276,000       268,824
 *Santista Alimentos SA................................        33,115        22,059
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Siderurgica Nacional Sid Nacional.....................    26,651,000  $    521,498
 Souza Cruz Industria e Comercio.......................        71,000       461,131
 *Tele Celular Sul Participacoes.......................    57,550,000        79,068
 *Tele Centro Oeste Celular Participacoes..............    57,550,000        57,504
 *Tele Leste Celular Participacoes.....................    57,550,000        42,649
 *Tele Norte-Leste Participacoes.......................    57,550,000       507,952
 *Tele Sudeste Celular Participacoes...................    57,550,000       172,512
 *Telecentro Sul Participacoes SA......................    57,550,000       383,360
 Telecomunicacoes Brasileiras SA.......................    57,550,000         6,709
 *Telemig Celular Participacoes........................    57,550,000        67,088
 *Telenordeste Celular Participacoes...................    57,550,000        47,920
 *Telenorte Celular Participacoes......................    57,550,000        29,710
 *Telesp Celular Participacoes SA......................    57,550,000       345,024
 *Telesp Participacoes SA..............................    57,550,000     1,054,240
 VSMA (Cia Vidraria Santa Marina)......................        54,000        85,881
 White Martins SA......................................       208,662       119,885
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,115,075)....................................                   6,681,260
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Cia Siderurgica Belgo-Mineira Rights 12/11/98 (Cost
   $0).................................................       485,000           121
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $18,270,616)...................................                  16,104,075
                                                                       ------------
MEXICO -- (6.8%)
COMMON STOCKS -- (6.8%)
 *Altos Hornos de Mexico S.A...........................        97,000        85,279
 Apasco S.A. de C.V....................................        69,000       244,028
 Carso Global Telecom S.A. de C.V. Telecom Series A1...       192,000       469,953
 Cementos de Mexico S.A. de C.V. Series B..............       226,000       654,777
 Cementos de Mexico S.A. de C.V. Series A..............         6,780        16,392
 *Cifra S.A. de C.V. Series C..........................       417,000       506,590
 *Cifra S.A. de C.V. Series V..........................       137,180       169,393
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................       175,000       111,544
 Desc S.A. de C.V. Series B............................       295,000       262,301
 Desc S.A. de C.V. Series C............................         6,905         6,554
 El Puerto de Liverpool S.A. Series C1.................       339,500       400,229
 Empresas ICA Sociedad Controladora S.A. de C.V........       198,000       163,788
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       701,333
 Fomento Economico Mexicano B & D......................       270,000       631,200
 *Gruma S.A. de C.V. Series B..........................        88,924       219,878
 Grupo Carso S.A. de C.V. Series A-1...................       203,000       636,814
 Grupo Celanese S.A. Series B-1........................       140,000       314,701
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   B...................................................       377,000       441,424
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        13,187        14,755
 Grupo Financiero Bancomer S.A. de C.V. Series B.......     1,246,380       224,135
 Grupo Financiero Bancomer S.A. de C.V. Series L.......         7,792           989
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................        30,000        17,983
 Grupo Financiero Inbursa-C............................       239,699       445,417

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Sanmex Series B.....................................        24,257  $      4,968
 *Grupo Financiero Serfin S.A. de C.V. Series B........       249,102        18,416
 *Grupo Gigante S.A. Series B..........................       341,400        81,858
 Grupo Industrial Alfa S.A. Series A...................       150,290       375,368
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       392,000       621,905
 Grupo Industrial Maseca S.A. de C.V. Series B.........       229,000       204,531
 Grupo Mexico S.A. de C.V. Series B....................       172,000       417,563
 Grupo Modelo S.A. de C.V. Series C....................       312,000       617,173
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................        70,000       901,443
 Hylsamex S.A. de C.V. Series B........................        60,000        91,353
 Industrias Penoles S.A. de C.V........................       103,000       318,997
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       613,666
 Organizacion Soriana S.A. de C.V. Series B............       150,000       437,584
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       207,702
 Telefonos de Mexico S.A. Series A.....................        50,000       121,385
 Telefonos de Mexico S.A. Series L.....................     1,521,000     3,525,367
 *Tolmex S.A. de C.V. Series B-2.......................        16,000        65,538
 Tubos de Acero de Mexico S.A..........................        17,000       127,379
 Vitro S.A.............................................       121,600       194,375
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,794,393)...................................                  15,686,028
                                                                       ------------
TURKEY -- (6.1%)
COMMON STOCKS -- (6.1%)
 Akbank................................................    97,247,501     1,986,604
 Akcansa Cimento Sanayi ve Ticaret SA..................    14,800,650       273,093
 Aksa..................................................     7,151,119        86,002
 Aksigorta A.S.........................................     4,050,000       120,099
 Aktas Elektrik Ticaret A.S............................       685,000       155,733
 Alarko Holding........................................       717,620        99,308
 Arcelik A.S...........................................    15,754,208       456,794
 Aygaz.................................................     3,888,960       214,630
 Bekoteknik Sanayi A.S.................................     4,664,661        53,793
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     8,625,000        55,416
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     6,202,000       128,740
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     2,955,000        66,208
 *Cimentas A.S.........................................     1,037,032        39,294
 Cukurova Elektrik A.S.................................       389,000       422,965
 Dogan Sirketler Grubu Holdings A.S....................    32,336,675       266,365
 Doktas................................................       272,000         4,212
 EGE Biracilik ve Malt Sanayii A.S.....................     3,062,408       257,303
 *Eczacibasi Ilac......................................     2,130,940        56,872
 Enka Holding..........................................       806,993       180,809
 Erciyas Biracilik.....................................     2,333,160       171,047
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........     4,929,000       263,909
 Good Year Lastikleri A.S..............................     3,272,500        69,008
 Guney Biracilik.......................................     1,004,640        78,617
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hurriyet Gazette......................................    13,474,500  $    173,148
 *Ihlas Holding........................................     1,348,057        77,730
 *Izmir Demir Celik....................................    10,231,500        19,553
 Kartonsan.............................................     1,417,500        43,903
 Kepez Elektrik Ticaret A.S............................        93,000        94,992
 Koc Holding A.S.......................................    12,466,998     1,170,706
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     3,542,000       115,538
 Migros Turk A.S.......................................       734,225       725,758
 *Netas Northern Electric Telekomunikasyon A.S.........     5,044,000        96,393
 Otosan Otomobil A.S...................................     1,026,000       219,736
 *Raks Elektroniks A.S.................................       216,000        30,959
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............       794,000        30,740
 *T. Tuborg Bira ve Malt Sanayi A.S....................       390,000         3,469
 Tat Konserve..........................................     1,782,544        58,146
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,400,000        65,733
 *Tofas Turk Otomobil Fabrikasi A.S....................     9,802,375       129,191
 Trakya Cam Sanayii A.S................................     8,270,120        89,922
 Turcas Petrolculuk A.S................................     1,691,018        25,073
 Turk Demir Dokum......................................     4,164,986        34,308
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       420,500        11,638
 Turk Sise Cam.........................................    12,475,592       131,538
 *Turkiye Garanti Bankasi A.S..........................    36,000,552       735,431
 Turkiye Is Bankasi A.S. Series C......................   100,432,500     2,812,771
 USAS (Ucak Servisi A.S.)..............................        42,500        55,313
 *Vestel Elektronik Sanayi Ticaret A.S.................     3,112,000       302,484
 Yapi ve Kredi Bankasi A.S.............................   103,724,055     1,264,511
                                                                       ------------
TOTAL -- TURKEY
  (Cost $11,991,611)...................................                  14,025,505
                                                                       ------------
MALAYSIA -- (5.6%)(##)
COMMON STOCKS -- (5.6%)
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...         2,000           153
 *Amsteel Corp. Berhad.................................       264,000        25,768
 *Aokam Perdana Berhad.................................        10,000         1,133
 Ban Hin Lee Bank Berhad...............................        20,000        17,238
 Bandar Raya Developments Berhad.......................        23,000         4,575
 Batu Kawan Berhad.....................................       151,000       127,919
 Berjaya Group Berhad..................................        94,000        11,252
 Berjaya Leisure Berhad................................        91,000        31,004
 Berjaya Sports Toto Berhad............................        79,000        63,433
 Carlsberg Brewery Malaysia Berhad.....................        79,000       135,304
 Commerce Asset Holding Berhad.........................       288,200       144,896
 Country Heights Holdings Berhad.......................        40,000        22,247
 DCB Sakura Merchant New Shares........................         4,100         1,155
 *Ekran Berhad.........................................       108,000        26,453
 Genting Berhad........................................       259,000       383,969
 Golden Hope Plantations Berhad........................       521,000       299,359
 Guiness Anchor Berhad.................................       105,000        75,028
 Highlands and Lowlands Berhad.........................       314,000       144,567
 Hong Leong Bank Berhad................................       213,125        92,629
 Hong Leong Credit Berhad..............................       232,300       126,631
 IOI Corp. Berhad......................................       439,000       168,971
 Jaya Tiasa Holdings Berhad............................        96,000        84,862
 Kuala Lumpur Kepong Berhad............................       293,500       286,473
 *Land - General Berhad................................        35,000         6,381
 *Leisure Management Berhad............................        35,000       110,866

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Lion Land Berhad......................................         1,000  $        106
 *MBF Holdings Berhad..................................       141,000         8,309
 MNI Holdings Berhad...................................        10,000         8,177
 Magnum Corp. Berhad...................................       779,500       219,638
 Malakoff Berhad.......................................       103,000       130,884
 Malayan Banking Berhad................................       846,000       934,807
 Malayan United Industries Berhad......................        70,000         9,475
 Malaysian Airlines System.............................       298,000       136,103
 Malaysian International Shipping Corp. (Foreign)......        85,666        70,678
 Malaysian Oxygen Berhad...............................        22,000        31,197
 Malaysian Pacific Industries..........................        28,000        27,330
 *Multi-Purpose Holdings Berhad........................        86,000        15,600
 Nestle (Malaysia) Berhad..............................       121,000       316,427
 Notth Borneo Timbers Berhad...........................         8,000        10,166
 Oriental Holdings Berhad..............................       167,880       160,769
 Oyl Industries Berhad.................................        47,000        81,363
 Perlis Plantations Berhad.............................       190,500       150,155
 Perusahaan Otomobil Nasional Berhad...................       282,000       255,514
 Petronas Dagangan Berhad..............................       147,000        94,751
 Petronas Gas Berhad...................................       943,000     1,311,169
 Phileo Land Berhad....................................        27,000         6,564
 Public Bank Berhad (Foreign)..........................     1,107,799       338,664
 RHB Capital Berhad....................................       867,000       328,917
 RJ Reynolds Berhad....................................       135,000        99,448
 Ramatex Berhad........................................       222,000       148,000
 *Rashid Hussain Berhad................................        50,000        27,993
 *Renong Berhad........................................       460,000       107,587
 Resorts World Berhad..................................       567,000       432,298
 Rothmans of Pall Mall Malaysia Berhad.................       148,000       539,668
 Sarawak Enterprise Corp. Berhad.......................       412,000       106,983
 Shell Refining Co. Federation of Malaysia Berhad......       156,000       118,939
 *Silverstone Berhad...................................         9,240             0
 Sime Darby Berhad (Malaysia)..........................     1,208,800       788,057
 Southern Bank Berhad (Foreign)........................       114,750        37,405
 Technology Resources (Industries) Berhad..............       264,000       104,530
 Telekom Malaysia Berhad...............................     1,305,000     1,790,470
 Tenaga Nasional Berhad................................     1,146,000     1,065,801
 *Time Engineering Berhad..............................       276,000        53,370
 Tractors Malaysia Holdings Berhad.....................        22,000         6,280
 *United Engineering (Malaysia) Berhad.................       165,198        85,793
 YTL Corp. Berhad......................................       624,250       501,239
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $35,801,818)...................................                  13,052,890
                                                                       ------------
INDONESIA -- (3.2%)
COMMON STOCKS -- (3.2%)
 *PT Asahimas Flat Glass Co., Ltd......................        75,000         4,798
 *PT Astra International Tbk...........................     1,003,000       131,707
 *PT Bakrie & Brothers Tbk.............................     1,259,000        33,912
 *PT Bank Danamon (Foreign)............................     1,121,000        26,421
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *PT Bank International Indonesia
     (Foreign).........................................     1,855,993  $     68,740
 *PT Bank Niaga Tbk....................................       151,380         6,116
 *PT Barito Pacific Timber.............................       910,000        42,895
 PT Bimantara Citra....................................       589,000        23,798
 *PT Charoen Pokphand Tbk..............................        95,000         2,879
 *PT Ciputra Development Tbk...........................       262,000         7,939
 PT Citra Marga Nusaphala Persada......................       960,000        35,555
 *PT Dankos Laboratories...............................        21,000           778
 PT Duta Pertiwi.......................................       200,000         4,714
 *PT Gajah Tunggal Tbk.................................     2,058,000        69,293
 *PT Gt Kabel Indonesia Tbk............................       212,000         3,569
 *PT GT Petrochem Industries Tbk.......................        70,000         1,650
 *PT Hanjaya Mandala Sampoerna Tbk.....................       496,500       327,655
 *PT Hero Supermarket Tbk..............................        78,000        11,556
 *PT Indah Kiat Pulp & Paper Corp......................     2,221,601       800,372
 *PT Indocement Tunggal Prakarsa.......................     1,318,000       457,083
 *PT Indofood Sukses Makmur............................       930,280       460,440
 *PT Indorama Synthetics Tbk...........................       365,580        48,005
 PT Indosat Tbk........................................       600,500       865,364
 *PT Inti Indorayo Utama...............................       257,000        11,249
 *PT Jakarta International Hotel and
     Development Tbk...................................       362,500        13,426
 *PT Japfa Comfeed Indonesia Tbk.......................        29,000           488
 *PT Jaya Real Property................................       305,000        12,323
 *PT Kalbe Farma Tbk...................................       150,000        10,101
 *PT Kawasan Industry Jababeka Tbk.....................       407,333        15,086
 *PT Lippo Bank (Foreign)..............................       557,000        52,512
 *PT Lippo Land Development Tbk........................       174,000         7,616
 *PT Matahari Putra Prima Tbk..........................       314,000        10,572
 PT Mayorah Indah......................................       288,720        18,470
 *PT Modern Photo Tbk..................................       154,000        10,630
 PT Mulia Industrindo..................................       850,680        37,235
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................       765,821       167,603
 *PT Pakuwon Jati Tbk..................................       312,000         3,152
 *PT Panasia Indosyntec Tbk............................       103,600         2,791
 *PT Pdni Tbk..........................................     1,379,000        13,929
 PT Perusahaan Rokok Tjap Gudang
     Garam.............................................       961,500     1,243,147
 *PT Polysindo Eka Perkasa Tbk.........................       481,000        34,010
 *PT Putra Surya Perkasa Tbk...........................     1,296,000        13,091
 *PT Sari Husada Tbk...................................        13,440         4,548
 *PT Semen Cibinong Tbk................................       231,000        10,111
 PT Semen Gresik.......................................       385,500       430,928
 *PT Summarecon Agung..................................        87,838         1,922
 PT Tambang Timah (Persero) Tbk........................       327,000       255,433
 PT Telekomunikasi Indonesia (Persero) Tbk.............     4,316,500     1,584,164
 *PT Tempo Scan Pacific................................        19,500           919
 PT Tigaraksa Satria Tbk...............................        25,200         3,903
 *PT Unggul Indah Corp. Tbk............................       110,000        14,815
 *PT United Tractors...................................        15,000         1,010
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $30,011,241)...................................                   7,420,423
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   5.50%, 03/31/03, valued at $3,087,306) to be
   repurchased at $3,024,416.
   (Cost $3,024,000)...................................  $      3,024  $  3,024,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)(Cost $298,836,257)++.....                $231,835,900
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $300,756,658.
  ##  Illiquid securities fair valued by the Board of Trustees.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
SOUTH KOREA -- (13.0%)
COMMON STOCKS -- (13.0%)
 *Boram Bank Co., Ltd..................................        10,990  $     15,965
 *Bu Kwang Pharmaceutical Co., Ltd.....................         5,400        21,799
 *Cheil Jedang Corp....................................         1,770        52,560
 *Choong Wae Pharmaceutical............................         1,590        16,334
 *Daeduck Electronics Co., Ltd.........................         1,340       107,544
 *Daeduck Industries Co., Ltd..........................           450        31,601
 *Daehan City Gas Co., Ltd.............................         2,000        60,353
 Daehan Flour Mills Co., Ltd...........................           360        13,319
 *Daesung Industrial Co., Ltd..........................         1,690        25,771
 *Daewoo Corp..........................................        16,110        41,439
 *Daewoo Electronics Co., Ltd..........................        13,010        35,553
 *Daewoo Precision Industries, Ltd.....................         4,090        14,328
 *Daewoo Securities Co., Ltd...........................         6,900        55,377
 *Daewoo Telecom Co., Ltd..............................         8,020        30,831
 *Daishin Securities Co., Ltd..........................         8,510        47,809
 *Dong Ah Tire Industrial Co., Ltd.....................           730        24,665
 *Dong Bu Insurance Co., Ltd...........................         1,680        17,528
 *Hae In Co., Ltd......................................         4,970        31,910
 *Han Kuk Carbon Co....................................           500        15,730
 *Han Wha Energy Co., Ltd..............................         5,600        13,843
 Hana Bank.............................................        19,600       108,697
 *Hanjin Heavy Industry Co., Ltd.......................         5,840        37,590
 Hankook Tire Manufacturing Co., Ltd...................        10,720        34,500
 *Hankuk Glass Industries, Inc.........................         5,120        85,881
 *Hanmi Pharmaceutical Co., Ltd........................         1,014        22,461
 *Hansol Paper Co., Ltd................................         2,650        20,269
 *Hotel Shilla, Ltd....................................         6,010        32,269
 *Hyundai Corp.........................................         4,900        21,236
 *Hyundai Engineering & Construction Co., Ltd..........         9,870        52,281
 *Hyundai Merchant Marine Co., Ltd.....................        18,814       199,314
 *Hyundai Mipo Dockyard Co., Ltd.......................         2,600        33,178
 *Hyundai Precision Industry Co., Ltd..................         9,210        43,093
 *Hyundai Securities Co., Ltd..........................         9,230        67,410
 *Keum Kang Development Industry Co., Ltd..............         2,630        19,229
 *Koram Bank, Ltd......................................         6,000        23,692
 *Korea Circuit Co., Ltd...............................           780        24,445
 *Korea Electronics Co., Ltd...........................         1,310        10,934
 *Korea Fine Chemical Co., Ltd.........................         1,000        35,313
 *Korea Green Cross Co., Ltd...........................         1,260        40,247
 *Korea Iron & Steel Works Co., Ltd....................           290        22,111
 Korea Zinc Co., Ltd...................................         2,750        47,893
 *Korean Air...........................................         8,760        41,480
 *Korean Reinsurance Co., Ltd..........................         3,100        21,770
 *LG Cable & Machinery, Ltd............................         6,980        35,740
 LG Information & Communications, Ltd..................         2,170        52,073
 LG Insurance Co., Ltd.................................         1,210        36,028
 *LG International Corp................................         8,790        19,753
 *LG Securities Co., Ltd...............................        11,700        85,731
 *Lotte Confectionary Co., Ltd.........................           680        42,841
 *Namhae Chemical Corporation..........................         2,000        36,116
 *Namyang Dairy Products Co., Ltd......................           340        24,968
 Nong Shim Co., Ltd....................................         2,640       154,671
 *Orion Electric Co., Ltd..............................         5,270        21,401
 *SK Securities Co., Ltd...............................        46,550       227,893

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Saehan Industries, Inc...............................         4,600  $     20,674
 *Samsung Securities Co., Ltd..........................         3,700        58,202
 *Seondo Electric Co., Ltd.............................         4,400        25,849
 *Seoul City Gas Co., Ltd..............................         2,750        65,108
 Shin Young Securities Co., Ltd........................         2,620        29,018
 Shinsegae Department Store............................         3,240        44,206
 Suheung Capsule Co., Ltd..............................         1,900        33,547
 *Youngone Corporation.................................         1,140        29,598
 *Yuhan Corp...........................................           840        20,562
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,050,374)....................................                   2,783,531
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Hotel Shilla, Ltd. Rights 12/21/98...................         2,566             0
 *Hyundai Corp. Rights 12/18/98........................         2,130           684
 *Hyundai Precision Industry Co., Ltd. Rights
   12/09/98............................................         4,657             0
 *LG Information & Communications,
   Ltd. Rights 12/10/98................................           924         6,081
 *LG Insurance Co., Ltd. Rights 12/21/98...............           413         4,176
 *Orion Electric Co., Ltd. Rights 12/10/98.............         4,404             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      10,941
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $2,050,375)....................................                   2,794,472
                                                                       ------------
PHILIPPINES -- (13.0%)
COMMON STOCKS -- (13.0%)
 *Alaska Milk Corp.....................................     1,404,000        83,385
 *Alsons Consolidated Resources, Inc...................     2,058,000        39,959
 *Anglo Philippine Holdings Corp.......................       546,000         6,097
 Bacnotan Cement Corp..................................       214,700        33,240
 Bacnotan Consolidated Industries, Inc.................        41,700        44,452
 *Bankard, Inc.........................................       145,000         4,858
 *Belle Corp...........................................     5,167,000       334,412
 *Cebu Holdings, Inc...................................     1,925,000        31,758
 Cosmos Bottling Corp..................................       878,000        84,680
 *DMCI Holdings, Inc...................................     4,372,000       219,709
 *EEI Corporation......................................       282,000        10,163
 *East Asia Power Resources Corp.......................       431,000         6,563
 *Fil-Estate Land, Inc.................................     2,630,000        64,749
 *Global Equities, Inc.................................       717,000         8,553
 *Gotesco Land, Inc. Series B..........................       170,000         1,251
 Guoco Holdings (Philippines), Inc.....................     1,620,000        34,127
 *House of Investments, Inc............................       258,000         6,024
 *International Container Terminal Services, Inc.......       466,087        41,404
 Ionics Circuits, Inc..................................       103,125        32,717
 *Kepphil Shipyard, Inc................................       597,585        14,257
 *Kuok Philippine Properties, Inc......................     2,150,500        25,107
 Lepanto Consolidated Mining Co. Series B..............     1,540,000        15,244
 MUI Resources (Philippines), Inc......................     1,121,000        38,125
 *Mabuhay Holdings Corp................................       516,000         3,929
 *Macroasia Corp.......................................       129,000         7,530
 *Manila Jockey Club, Inc..............................        18,800         4,951

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Megaworld Properties & Holdings, Inc.................     4,440,000  $     84,518
 *Metro Pacific Corp...................................     4,040,000       203,025
 *Mondragon International Philippines, Inc.............       218,040         3,099
 *Negros Navigation Co., Inc...........................       311,000         3,789
 *PDCP Development Bank................................        77,000        24,917
 *Philippine Bank of Communications....................        14,726        44,851
 *Philippine National Construction Corp................        75,000         8,756
 *Philippine Realty & Holdings Corp....................     4,499,000        37,682
 *Philippine Savings Bank..............................       288,375       142,723
 *Picop Resources, Inc.................................       225,000         2,513
 *Pilipino Telephone Corp..............................     1,692,000       240,487
 *Pryce Properties Corp................................     1,352,900        25,753
 RFM Corp..............................................       335,000        48,464
 *Republic Glass Holding Corp..........................       176,250         3,266
 *Robinson's Land Corp. Series B.......................     3,402,000       207,228
 SM Development Corp...................................     3,525,000        78,731
 *Security Bank Corp...................................       153,835        65,399
 Selecta Dairy Products, Inc...........................       378,000        23,025
 Solidbank Corp........................................         3,040        11,689
 *Soriano (A.) Corp....................................     3,430,211        74,872
 *Southeast Asia Cement Holdings, Inc..................     9,524,000       140,201
 *Steniel Manufacturing Corp...........................       250,000         5,076
 *United Paragon Mining Corp...........................       645,000         3,929
 *Universal Rightfield Property Holdings, Inc..........     1,062,000        11,590
 Urban Bank, Inc.......................................         5,658        15,150
 *Vantage Equities Inc.................................       516,000        11,132
 *Victorias Milling Co., Inc...........................        48,000         1,060
 *Vitarich Corp........................................       176,000         1,697
 *William, Gothong & Aboitiz, Inc......................     1,390,000        45,863
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,292,819)....................................                   2,767,729
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *RFM Corp. (Cost $10,835).............................        60,909         8,116
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $4,303,654)....................................                   2,775,845
                                                                       ------------
ISRAEL -- (13.0%)
COMMON STOCKS -- (13.0%)
 *Agis Industries (1983), Ltd..........................        27,000       144,934
 Azorim Investment Development & Construction Co.,
   Ltd.................................................        15,422       121,784
 Baran.................................................         9,500        74,793
 *Beit Shemesh Motor...................................         3,351        11,632
 *Dead Sea Periclase...................................        13,028        27,818
 Delek Automotive Systems, Ltd.........................        75,000       110,042
 *Discount Mortgage Bank, Ltd..........................         1,320        59,582
 Elco Industries (1975)................................         6,000        51,532
 Electra Consumer......................................        20,300       142,870
 Electra Israel, Ltd...................................         3,000       128,830
 Electric Wire & Cable Co. of Israel, Ltd..............        12,800        35,973
 Feuchtwanger Industies................................           224        21,590
 *Formula Systems......................................         6,570       162,856
 *Israel General Bank, Ltd.............................         3,222        67,029
 *Israel Land Development Co., Ltd.....................        26,000       117,235
 Israel Petrochemical Enterprises, Ltd.................        32,500       155,849
 Israel Salt Industries................................        38,139       181,889
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *J.O.E.L. Jerusalem Oil Exploration, Ltd..............        61,782  $     11,055
 Maman Cargo Terminals & Handling, Ltd.................        33,600        38,076
 Matav Cable Israel....................................        14,000       128,591
 Mehadrin, Ltd.........................................         3,887       120,090
 *Middle East Tube Co..................................        19,000        11,332
 *Miloumor.............................................        12,658        47,050
 *Mishkan Hapoalim Mortgage Bank, Ltd. Series B........         1,440       213,343
 Mul-t-lock, Ltd.......................................        20,500        30,176
 *Naphta Israel Petroleum Corp.........................       105,630         7,560
 *Nice Systems, Ltd....................................         5,785       111,378
 *Ormat Industries.....................................        54,000        61,581
 Rapac Electronics, Ltd................................         6,000        34,355
 Tambour...............................................        64,000        80,924
 *Tefahot Israel Mortgage Bank, Ltd....................           330       143,288
 Ytong Industries, Ltd.................................        52,500       119,490
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,887,304)....................................                   2,774,527
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel (Cost $1)..............................                           1
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $2,887,305)....................................                   2,774,528
                                                                       ------------
THAILAND -- (12.4%)
COMMON STOCKS -- (12.4%)
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......       140,000        17,452
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         4,000        15,291
 *Bangkok Agro Industrial Products Public Co., Ltd.
   (Foreign)...........................................         2,700         4,076
 *Banpu Public Co., Ltd. (Foreign).....................        40,000        75,346
 *Big C Supercenter Public Co., Ltd. (Foreign).........        87,000        19,280
 *Capetronic International (Thailand) Public Co.,
   Ltd.................................................        83,200        11,985
 *Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        46,000        87,285
 *Castle Peak Holdings Public Co., Ltd. (Foreign)......         6,800           640
 *Central Paper Industry Public Co., Ltd. (Foreign)....        19,800        30,920
 *Ch Karnchang Public Co., Ltd. (Foreign)..............        62,800        95,679
 *Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................        46,000        59,889
 Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................        12,200        69,280
 *Dynamic Eastern Finance Thailand (1991) Co., Ltd.
   (Foreign)...........................................        46,200         3,711
 *First City Investment Public Co., Ltd. (Foreign).....        45,000           249
 *GSS Array Technology Public Co., Ltd. (Foreign)......         3,200         4,166
 *Golden Land Property Development Public Co., Ltd.
   (Foreign)...........................................        68,800         6,861
 Grammy Entertainment Public Co., Ltd. (Foreign).......        30,000       151,246

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Hana Microelectronics Co., Ltd. (Foreign)............        12,000  $     29,917
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        19,000         6,316
 *Jasmine International Public Co., Ltd. (Foreign).....       200,000        55,402
 *K.R. Precision Public Co., Ltd.......................        16,400        11,357
 *KCE Electronics Public Co., Ltd. (Foreign)...........         6,000        10,471
 Kang Yong Electric Public Co., Ltd. (Foreign).........         7,200         6,931
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,000         3,291
 *Krisda Mahanakorn Public Co., Ltd. (Foreign).........        23,800         2,967
 *LPN Development Public Co., Ltd. (Foreign)...........        15,100         1,255
 *Laem Thong Bank Public Co., Ltd. (Foreign)...........        68,575        12,347
 *Laguna Resorts & Hotels Public, Ltd. Foreign.........        32,200        13,268
 *Land and House Public Co., Ltd. (Foreign)............       150,100       111,224
 *Lanna Lignite Public Co., Ltd. (Foreign).............        11,500        14,972
 *Loxley Public Co., Ltd. (Foreign)....................        12,500         5,800
 *Media of Medias Public Co., Ltd. (Foreign)...........         9,100           983
 *Modern Home Development Public Co., Ltd. (Foreign)...        23,700         1,444
 Muramoto Electronic (Thailand) Public Co., Ltd........         9,900        16,866
 *Nakornthon Bank Public Co., Ltd. (Foreign)...........        53,850         8,204
 *Nation Multimedia Group Public Co., Ltd. (Foreign)...        13,000         5,132
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       630,150       209,468
 *National Petrochemical Public Co., Ltd. (Foreign)....       447,300       254,007
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        30,000        23,684
 *Nithipat Finance Public Co., Ltd. (Foreign)..........        35,600        19,476
 *PAE (Thailand) Public Co., Ltd. (Foreign)............         6,600           384
 Patum Rice Mill & Granary Public Co., Ltd.............         5,500         2,780
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....        35,700        18,048
 Pizza Public Co., Ltd. (Foreign)......................        21,000        65,734
 *Prasit Development Public Co., Ltd. (Foreign)........        29,700         3,455
 Regional Container Lines Public Co., Ltd. (Foreign)...         9,000         7,666
 *SCF Finance and Securities Co., Ltd. (Foreign).......        17,000         5,886
 *Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        16,000         8,199
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................       168,300        12,588
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Securities One Public Co., Ltd. (Foreign)............       255,431  $     62,973
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......       332,500       165,789
 *Siam City Credit Finance and Securities Public Co.,
   Ltd. (Foreign)......................................        18,200         8,823
 *Siam Pulp & Paper Co., Ltd. (Foreign)................        75,900        70,959
 *Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign)...........................................        17,500         3,515
 *Siam Tyre Public Co., Ltd. (Foreign).................         2,500         9,349
 Songkla Canning Public Co., Ltd. (Foreign)............        24,400        47,313
 Sri Trang Agro Industry Public Co., Ltd...............        13,500        14,585
 *Srithai Superware Public Co., Ltd. (Foreign).........         6,000         1,579
 *Sun Tech Group Public Co., Ltd. (Foreign)............        27,200         1,130
 *Supalai Public Co., Ltd. (Foreign)...................        17,300         2,252
 *TCJ Motor Public Co., Ltd. (Foreign).................         7,300           829
 *TPI Polene Public Co., Ltd. (Foreign)................       258,476        62,292
 *Thai Danu Bank Public Co., Ltd. (Foreign)............        41,200        26,820
 *Thai Military Bank Public Co., Ltd. (Foreign)........       500,000       124,654
 *Thai Modern Plastic Industry Public Co., Ltd.
   (Foreign)...........................................        15,700           696
 *Thai Pineapple Public Co., Ltd. (Foreign)............        12,200         2,670
 *Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        12,200        18,587
 Thai Reinsurance Public Co., Ltd. (Foreign)...........        19,300        51,324
 Thai Rung Union Carbide Public Co., Ltd. (Foreign)....        13,200         8,684
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       450,000        78,532
 Thai Union Frozen Products Co., Ltd...................        22,500        91,620
 *Thai-Germany Products Public Co., Ltd. (Foreign).....        37,050         1,026
 *Tipco Asphalt Public Co., Ltd. (Foreign).............        68,000       111,136
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........       126,728        43,881
 *Vanachai Group Public Co., Ltd. (Foreign)............        22,100         1,653
 *Vinythai Public Co., Ltd. (Foreign)..................       355,700        37,442
 *Wall Street Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        13,400         5,290
 *Wattachak Public Co., Ltd. (Foreign).................        49,500         6,170
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,584,626)....................................                   2,664,451
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Thailand Baht (Cost $0)..............................                           1
                                                                       ------------
TOTAL -- THAILAND
  (Cost $3,584,626)....................................                   2,664,452
                                                                       ------------
TURKEY -- (10.1%)
COMMON STOCKS -- (10.1%)
 Adana Cimento Sanayi Ticaret A.S......................     5,019,000        15,214

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Akal Tekstil A.S......................................       926,625  $      6,641
 Aksa..................................................     3,545,000        42,633
 Aksigorta A.S.........................................     3,067,500        90,964
 Aksu Iplik Dokuma ve Boya Apre Fab A.S................       824,850         5,096
 Alarko Holding........................................       498,000        68,916
 Alarko Sanayii ve Ticaret A.S.........................       841,499        39,510
 Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................     1,464,000        17,848
 *Anadolu Anonim Turk Sigorta Sirketi..................     2,508,000        27,270
 Bagfas Bandirma Gubre Fabrik..........................     1,100,000        48,023
 Bandirma Vitaminli Yem Sanayii Ticaret A.S............       535,000        30,848
 *Bati Cimento A.S.....................................       642,000        30,672
 Bekoteknik Sanayi A.S.................................     2,712,888        31,285
 Bolu Cimento Sanayi A.S...............................     2,580,287        16,578
 Borusan...............................................       385,000        12,305
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     4,510,000        28,977
 Bursa Cimento Fabrikasi A.S...........................     1,100,000        45,305
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     1,800,000        40,329
 Carsi Buyuk Magazacilik...............................       589,000        26,685
 *Cimentas A.S.........................................     1,145,000        43,385
 *Deva Holding A.S.....................................     2,717,333         9,625
 Doktas................................................     1,100,000        17,035
 *Eczacibasi Ilac......................................     1,547,000        41,287
 *Eczacibasi Yapi Gere.................................       750,000         6,425
 Ege Seramik Co., Inc..................................     1,582,680         4,120
 Egeplast..............................................       386,000         6,232
 Erciyas Biracilik.....................................       500,000        36,656
 *Es Kisehir Bankasi Esbank............................     9,343,710        24,013
 Finansbank............................................    14,364,994        94,662
 Good Year Lastikleri A.S..............................     2,261,000        47,678
 Gubre Fabrikalari Ticaret A.S.........................       216,000        11,565
 Gunes Sigorta A.S.....................................     2,190,000         9,561
 Guney Biracilik.......................................       634,400        49,644
 Hektas Ticaret A.S....................................     1,788,145         9,427
 *Ihlas Holding........................................     1,035,000        59,679
 *Izmir Demir Celik....................................     9,942,500        19,000
 *Karsu Tekstil........................................     1,136,000         8,235
 Kartonsan.............................................       998,750        30,933
 Kav Orman Sanayii A.S.................................     3,003,000        10,389
 Kent Gida Maddeleri Sanayii ve Ticaret A.S............       544,000        25,990
 Kepez Elektrik Ticaret A.S............................        61,000        62,306
 *Kerevitas Gida Sanayi ve Ticaret A.S.................     2,532,000        35,456
 Konya Cimento.........................................     1,110,000        16,092
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     2,060,000        67,196
 Marshall Boya ve Vernik Sanayii A.S...................       317,000        28,201
 *Medya Holdings A.S. Series C.........................     7,924,500        33,291
 *Merko Gida Sanayi ve Ticaret A.S. Series A...........     1,058,000        10,458
 *Milliyet Gazetecilik A.S.............................     7,840,800        48,440
 *Mutlu Aku............................................       509,000         6,708
 Nergis Holding A.S....................................       892,000        47,025
 *Net Holding A.S......................................     4,918,032        21,471
 *Net Turizm...........................................     1,496,000        11,953
 *Netas Northern Electric Telekomunikasyon A.S.........     2,315,000        44,241
 Peg Profilo A.S.......................................     1,647,200        31,479
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Pinar Su Sanayi ve Ticaret A.S........................       771,000  $     19,561
 *Raks Elektroniks A.S.................................       130,000        18,633
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............       745,000        28,843
 *T. Tuborg Bira ve Malt Sanayi A.S....................     1,670,000        14,857
 Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................       267,000        27,272
 Tat Konserve..........................................     1,229,250        40,097
 Tekstil Bankasi A.S...................................     3,705,876        21,674
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,354,000        63,573
 *Tofas Turk Otomobil Fabrikasi A.S....................     4,498,000        59,282
 Trakya Cam Sanayii A.S................................     2,000,000        21,746
 Turcas Petrolculuk A.S................................     2,386,647        35,387
 Turk Demir Dokum......................................     2,519,998        20,758
 *Turk Dis Ticaret Bankasi A.S.........................     6,337,029        42,804
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       622,500        17,229
 USAS (Ucak Servisi A.S.)..............................        30,000        39,044
 Vakif Finansal Kiralama A.S...........................     1,994,623         6,572
 *Yasarbank A.S........................................     6,205,101        18,196
 Yunsa Yunlu Sanayi ve Ticaret A.S.....................       619,000         8,056
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,327,501)....................................                   2,158,541
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 Turkish Lira (Cost $0)................................                           0
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Es Kisehir Bankasi Esbank Rights
   12/03/98............................................     5,928,750             0
 *Yasarbank A.S. Rights 12/11/98.......................     5,601,268             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- TURKEY
  (Cost $3,327,501)....................................                   2,158,541
                                                                       ------------
MEXICO -- (10.0%)
COMMON STOCKS -- (10.0%)
 *Abaco Grupo Financiero S.A. de C.V. Series B.........       108,000             0
 *Altos Hornos de Mexico S.A...........................        33,000        29,013
 *Bufete Industrial S.A. (Certificates representing 3
   shares Series L & 1 share Series B).................        24,000        40,761
 Cintra S.A. de C.V....................................        87,000        47,805
 *Corporacion Geo S.A. de C.V. Series B................        37,000       103,871
 *Embotelladoras Argos S.A. de C.V.....................        98,000       117,488
 *Embotelladores del Valle Anahuac S.A. de C.V. Series
   B...................................................        39,000        19,092
 Empresas ICA Sociedad Controladora S.A. de C.V........       106,000        87,685
 Farmacias Benavides S.A. de C.V. Series B.............        54,000        62,041
 Grupo Casa Autrey S.A. de C.V.........................       104,000        67,951
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       152,000        80,484
 Grupo Continental S.A.................................        65,000       150,007
 Grupo Fernandez Editores S.A. de C.V. Series B........       103,000         9,261

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Grupo Financiero Banorte S.A. de C.V. Series B.......       187,000  $    130,776
 *Grupo Financiero BBV Probursa S.A. de C.V. Series
   B...................................................       758,644        75,034
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................       124,000        68,135
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Sanmex Series B.....................................        34,513         7,069
 *Grupo Financiero Serfin S.A. de C.V. Series B........       236,000        17,447
 Grupo Herdez S.A. de C.V. Series B....................       107,000        26,083
 Grupo Industrial Maseca S.A. de C.V. Series B.........        68,000        60,734
 *Grupo Posadas S.A. de C.V. Series L..................       199,000        66,403
 *Grupo Tribasa S.A. de C.V............................        64,000        63,811
 Hylsamex S.A. de C.V. Series B........................        42,000        63,947
 *Industrias S.A. de C.V. Series B.....................        33,000        67,586
 *Jugos del Valle S.A. de C.V. Series B................        20,000        16,984
 Nacional de Drogas S.A. de C.V. Series L..............       210,000       119,586
 Pepsi-Gemex SA de CV Pepsigx..........................        81,000        96,784
 Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................        27,000        38,573
 Sigma Alimentos S.A. de C.V...........................        21,000        33,568
 Sistema Argos S.A. de C.V. Series B...................        98,000        23,694
 *Tablex S.A. de C.V. Series 2.........................        33,000        56,376
 *Transportacion Maritima Mexicana S.A. de C.V. Series
   L...................................................        24,000       129,237
 Tubos de Acero de Mexico S.A..........................        10,000        74,929
 Vitro S.A.............................................        51,000        81,523
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,424,585)....................................                   2,133,738
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Mexican Peso (Cost $195).............................                         195
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Group Posadas S.A. de C.V. Series L Rights 12/02/98
   (Cost $0)...........................................        13,354             0
                                                                       ------------
TOTAL -- MEXICO
  (Cost $3,424,780)....................................                   2,133,933
                                                                       ------------
BRAZIL -- (9.5%)
PREFERRED STOCKS -- (8.2%)
 *Acos Villares SA.....................................       120,000         2,698
 Alpargatas-Santista Textil SA.........................       300,000         8,868
 *BS Continental SA Utilidades Domesticas..............     1,500,000         7,182
 *Banco America do Sul SA..............................       610,000         4,622
 *Banco Bandeirantes SA................................       700,000         1,580
 Banco Mercantil do Brasil SA..........................       130,000        12,015
 *Banco Noroeste SA....................................        70,000        50,127
 Banco Real SA.........................................        66,000        76,938
 *Belgo Mineira Baby Shares............................       550,000        12,690
 *CELG Series B........................................       357,316         2,755
 *COFAP (Cia Fabricadora De Pecas).....................         6,000        38,969
 *Cambuci SA...........................................        84,000         1,742
 Cent Elet Cachoeira Doura.............................       722,683        72,210
 Cia Siderurgica Belgo-Mineira.........................     1,100,000        33,459
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Confab Industrial SA..................................        27,000  $     25,405
 Consorcio Real Brasileiro de Administracao SA Series
   F...................................................        19,000        27,686
 Coteminas Cia Tecidos Norte de Minas..................       263,426        35,095
 Distribuidora de Produtos Petreleo Ipirangi SA........     3,900,000        31,500
 *ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
   Series B............................................    13,156,000        53,020
 Electrolux do Brasil SA...............................    40,600,000        23,664
 Embraer Empresa Brasileira de Aeronautica Series A....     7,200,000        78,537
 Forca Luz Cataguazes Leopoldina Series A..............    23,400,000        32,734
 Francisco Stedile SA Series A.........................    20,200,000        15,895
 Gerdau SA.............................................    15,623,172       153,505
 *Gradiente Eletronica SA..............................         2,600         3,799
 Industria de Bebidas Antarctica Minas Gerais
   Antarctic...........................................       171,000        29,901
 Industria de Bebidas Antarctica Polar SA..............        23,000        25,854
 Industrias Villares SA................................        58,000           241
 *Inepar SA Industria e Construcoes....................    31,500,000        22,819
 *Iven SA..............................................       148,000        25,879
 Lojas Renner SA.......................................       900,000        14,254
 Manah SA..............................................       900,000         7,869
 Marcopolo SA..........................................        20,000        18,652
 Marisol SA Industria do Vestuario.....................        36,000        15,737
 Metalurgica Barbara...................................    25,300,000        36,866
 Metalurgica Gerdau SA.................................     2,862,847        51,252
 Mineracao da Trinidade Samitri........................     2,758,800        23,546
 Oxiteno SA Industria e Comercio.......................        12,160        28,351
 *Paranapanema SA......................................     6,200,000        19,101
 Perdigao SA NPV.......................................    55,000,000        57,246
 Pirelli Cabos SA......................................        29,000        84,274
 Pirelli Pneus SA......................................        33,000        68,695
 Randon Participacoes SA...............................    51,000,000         7,644
 Refinaria de Petroleo Ipiranga SA.....................     3,600,000        27,878
 Renner Herrmann SA....................................        28,000        14,572
 *Renner Participacoes SA..............................       900,000           757
 Sadia Oeste SA Inclusttia e Comercio Soes.............        75,000        37,470
 Serrana SA............................................        55,000        27,478
 *Sharp SA Equipamentos Eletronicos....................    30,200,000         4,778
 *Siderurgica Paulista Casipa Series B.................       107,000        13,364
 Sociedade de Participacoes............................        55,000       109,454
 Tam Transportes Aereos Regionais SA...................     1,150,000        59,130
 Varig SA Viacao Aerea Riograndense....................        16,000        11,857
 Weg SA................................................       165,000        68,695
 Wembley Roupas SA.....................................    10,300,000        35,163
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $2,740,330)....................................                   1,755,472
                                                                       ------------
COMMON STOCKS -- (1.3%)
 Acos Especiais Itabira-Acesita Aces...................    42,900,000        18,575
 Avipal SA Avicultura e Agropecua......................    15,900,000        22,507
 Brasiliero de Petroleo Ipiranga.......................     3,000,000        21,608
 Companhia Siderurgica de Tubarao Sid Tubarao..........     5,200,000        27,711
 Copene-Petroquimica do Nordeste SA Series A...........       180,000        25,468

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Elevadores Atlas S.A..................................         3,710  $     43,249
 Makro Atacadista SA...................................        47,000        36,200
 *Mannesmann SA........................................       215,000        14,680
 Metalurgica Gerdau....................................       161,519         2,152
 Monteiro Aranha SA....................................     2,868,168        16,718
 *Rhodia Ster SA.......................................       124,000         3,097
 Sao Paulo Alpargatas SA...............................       510,000        35,243
 *Telecentro Oeste Celular Participacoes SA Pref.......     5,700,000         8,923
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $426,784)......................................                     276,131
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $3,167,114)....................................                   2,031,603
                                                                       ------------
MALAYSIA -- (9.2%)(##)
COMMON STOCKS -- (9.2%)
 AMMB Holdings Berhad..................................        86,000        61,451
 Affin Holdings Berhad.................................       113,000        36,626
 Amalgamated Industrial Steel Berhad...................        10,000         3,352
 *Anson Perdana Berhad.................................        10,000         2,155
 Antah Holding Berhad..................................        23,000         3,579
 *Aokam Perdana Berhad.................................        22,000         2,492
 Arab Malaysian Development Berhad.....................        58,000         7,263
 *Asas Dunia Berhad....................................        16,000         3,212
 *Asia Pacific Land Berhad.............................        70,000         7,090
 Asiatic Development Berhad............................       118,000        25,208
 Austral Enterprises Berhad............................        31,000        23,978
 Ayer Hitam Planting Syndicate Berhad..................         2,000         5,709
 *Berjaya Industrial Berhad............................        55,000         4,659
 Berjaya Singer Berhad.................................        28,000         8,508
 Bimb Holdings BHD.....................................       134,600        43,379
 *Bolton Properties Berhad.............................        18,000         3,083
 CCM Bioscience........................................           833           552
 Cahya Mata Sarawak Berhad.............................        66,000        30,387
 Cement Industries of Malaysia Berhad..................        13,000         5,985
 Chemical Co. of Malaysia Berhad.......................        51,000        42,265
 Chin Teck Plantations Berhad..........................        10,000        11,878
 Country Heights Holdings Berhad.......................        20,800        11,568
 Cycle & Carriage Bintang Berhad.......................        15,000        12,099
 DMIB Berhad...........................................        30,000         6,409
 DNP Holdings Berhad...................................        34,000         5,635
 *Damansara Realty Berhad..............................        65,000         6,524
 *Datuk Keramik Holdings Berhad........................        24,000         4,774
 Diperdana Corp. Berhad................................         3,000         1,624
 Edaran Otomobil Nasional Berhad.......................        18,000        20,553
 *Esso Malaysia Berhad.................................        43,000        27,558
 *FACB Berhad..........................................        66,000         6,381
 FCW Holdings Berhad...................................        16,000         2,681
 *Faber Group Berhad...................................        32,000         3,595
 Federal Flour Mills Berhad............................        20,000        12,744
 Fraser & Neave Holdings Berhad........................        27,000        24,862
 Gadek (Malaysia) Berhad...............................        11,000         6,239
 Gamuda Berhad.........................................        60,000        41,768
 *Golden Plus Holdings Berhad..........................        16,000         3,772
 Gopeng Berhad.........................................        17,000         3,068
 *Granite Industries Berhad............................        22,000         4,416
 Guthrie Ropel Berhad..................................        11,000         6,361
 HLG Capital Berhad....................................        12,000         2,961
 Hap Seng Consolidated Berhad..........................        67,000        31,217
 Hock Hua Bank Berhad (Foreign)........................        21,000        18,950
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hong Leong Industries Berhad..........................        47,000  $     22,937
 Hong Leong Properties Berhad..........................       112,000        18,151
 Hume Industries (Malaysia) Berhad.....................        52,000        33,518
 IGB Corp. Berhad......................................        90,000        22,210
 IJM Corp. Berhad......................................        56,000        19,389
 *Idris Hydraulic (Malaysia) Berhad....................        89,000        12,948
 *Insas Berhad.........................................        56,000         7,529
 Island & Peninsular Berhad............................        57,000        29,392
 Johan Holdings Berhad.................................        30,000         3,674
 KFC Holdings (Malaysia) Berhad........................        29,000        18,158
 *Kamunting Corp. Berhad...............................        40,000         4,383
 Keck Seng (Malaysia) Berhad...........................        23,000         7,540
 Kedah Cement Holdings Berhad..........................       111,000        45,790
 Kelang Container Terminal Berhad......................        12,000         6,630
 Kemayan Corp. Berhad..................................        31,000         2,912
 Kian Joo Can Factory Berhad...........................        29,000        27,772
 *Kretam Holdings Berhad...............................        30,000        11,050
 Kuala Sidim Berhad....................................        31,000        33,112
 Kulim Malaysia Berhad.................................        53,000        20,790
 Ladang Perbadanan-Fima Berhad.........................        11,000         6,280
 Landmarks Berhad......................................        78,000        11,348
 *Larut Consolidated Berhad............................        18,000         3,199
 *Leader Universal Holdings Berhad.....................        69,000        13,851
 *Lingkaran Trans Kota Holdings Berhad.................        87,000        45,022
 Lion Corp. Berhad.....................................        15,600         3,045
 *MBF Holdings Berhad..................................       106,000         6,247
 *MBF Land Berhad......................................        65,000         5,686
 MUI Properties Berhad.................................        75,200         8,725
 Malayan Cement Berhad.................................        65,750        17,800
 Malayawata Steel Berhad...............................        21,000         4,409
 Malaysia Assurance Alliance Berhad....................        20,800        14,403
 Malaysia Building Society Berhad......................        35,000         8,766
 Malaysia Industrial Development Finance Berhad........       133,000        31,597
 Malaysia Mining Corp. Berhad..........................       181,000        67,667
 Malaysian Airlines System.............................       167,000        76,273
 Malaysian Helicopter Services Berhad..................       110,000        20,055
 Malaysian Mosaics Berhad..............................        27,000         6,862
 Malaysian Pacific Industries..........................        45,000        43,923
 *Malaysian Plantations Berhad.........................        28,000         4,564
 Malaysian Tobacco Co. Berhad..........................        20,000         7,145
 Malex Industries Berhad...............................        58,000        28,306
 *Mancon Berhad........................................        12,000         1,912
 Maruichi Malaysia Steel Tube Berhad...................         8,000         4,302
 Matsushita Electric Co. (Malaysia) Berhad.............         3,520         8,492
 Mulpha International Berhad...........................       133,750        15,395
 Nam Fatt Berhad.......................................         9,000         2,536
 Negara Properties (Malaysia) Berhad...................         5,000         4,144
 Nylex (Malaysia) Berhad...............................        12,000         3,602
 OSK Holdings..........................................        28,000         8,766
 Olympia Industries Berhad.............................       104,000        11,109
 *Pacific Chemicals Berhad.............................        11,000         4,052
 Pan Pacific Asia Berhad...............................        12,000         3,602
 *Panglobal Berhad.....................................        14,000         1,843
 Parit Perak Holdings Berhad...........................        13,000         2,131
 Peladang Kimia Berhad.................................        14,000         5,157
 Pelangi Berhad........................................       106,000        28,891
 Pernas International Holdings Berhad..................        71,000        13,076
 Petaling Garden Berhad................................        47,000        19,042
 Phileo Allied Berhad..................................        54,000        16,608

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Phileo Land Berhad....................................        12,000  $      2,917
 Pilecon Engineering Berhad............................        21,000         5,182
 Prime Utilities Berhad................................         3,000         2,276
 *Promet Berhad........................................        52,000         2,777
 *Rashid Hussain Berhad................................        47,000        26,313
 SP Settia Berhad......................................         7,000         2,411
 Samanda Holdings Berhad...............................        23,000        28,168
 Selangor Properties Berhad............................        89,000        27,044
 Shangri-la Hotels (Malaysia) Berhad...................       110,000        27,753
 Sime UEP Properties Berhad............................        84,000        54,453
 Southern Bank Berhad (Foreign)........................       151,000        49,221
 Southern Steel Berhad.................................        45,000        12,431
 Sriwani Holdings Berhad...............................        12,000         3,757
 *Sungei Way Holdings Berhad...........................        63,000        15,431
 Ta Enterprise Berhad..................................       107,000        21,479
 Talam Corp. Berhad....................................        14,000         2,565
 Tan & Tan Developments Berhad.........................        77,000        18,860
 Tasek Cement Berhad...................................        37,000        20,442
 *Tongkah Holdings Berhad..............................        14,000         3,506
 Tradewinds (Malaysia) Berhad..........................        49,000        17,506
 UMW Holdings Berhad...................................        54,800        29,368
 United Malacca Rubber Estates Berhad..................         9,000         9,365
 United Malayan Land Berhad............................        13,000         5,913
 United Plantations Berhad.............................        33,000        26,497
 *Westmont Industries Berhad...........................        23,000         3,770
 *Westmont Land (Asia) Berhad..........................        20,000         3,315
 *Wing Tiek Holdings Berhad............................         8,000         1,311
 Worldwide Holdings Berhad.............................        16,000         3,624
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $4,493,025)....................................                   1,963,943
                                                                       ------------
ARGENTINA -- (5.4%)
COMMON STOCKS -- (5.4%)
 Acindar Industria Argentina de Aceros SA Series B.....        50,000        71,513
 *Alpargatas SA Industrial y Comercial.................       140,000        18,203
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        36,000        23,764
 Bagley y Cia, Ltd. SA Series B........................        62,000       114,721
 *Celulosa Argentina SA Series B.......................        25,500         5,101
 Central Puerto SA Series B............................        43,000       111,820
 Cinba SA Cia de Bebidao y Alimentos SA................        15,000        10,202
 Corcemar SA Series B..................................        19,000       106,419
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................        61,250        79,027
 Dycasa Dragados y Construcciones Argentina SA Series
   B...................................................        11,052        17,355
 *Ferrum SA de Ceramica y Metalurgica Series B.........        15,000        19,504
 *Fiplasto SA Comercial y Industrial Series B..........         6,000         5,941
 *Garovaglio y Zorraquin SA............................        14,160        19,828
 Importadora y Exportadora de la Patagonia Series B....        11,500       108,119
 *Introductora de Buenos Aires SA Series A.............        14,736        17,244
 Massalin Particulares SA Series B.....................        41,000       239,893
 *Morixe Hermanos SA...................................         9,000         6,481
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        22,000        81,415
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Polledo SA Industrial y Constructora y Financiera....        26,000  $     34,326
 *Quimica Estrella SA Series B.........................        27,200        32,102
 *Sol Petroleo SA......................................        25,662        18,223
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,440,719)....................................                   1,141,201
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Quimica Estrella SA 10% Cumulative Convertible Series
   B (Cost $3,163).....................................         3,260         3,071
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Quimica Estrella SA Series B 12/09/98 (Cost $0)......        27,200             0
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $1,443,882)....................................                   1,144,272
                                                                       ------------
INDONESIA -- (1.6%)
COMMON STOCKS -- (1.6%)
 *Medco Energi Corporation Tbk.........................        48,000         8,889
 *PT Aneka Kimia Raya Tbk..............................        49,000         1,320
 *PT Anwar Sierad Tbk..................................        58,000           879
 *PT Apac Centretex Corporation Tbk....................       122,000         3,697
 *PT Argha Karya Prima Industry Tbk....................        90,666         1,679
 *PT Asahimas Flat Glass Co., Ltd......................        65,000         4,158
 PT Asuransi Lippo Life Insurance Tbk..................       448,500        28,692
 PT Bakrie Sumatra Plantations Tbk.....................        49,000         5,444
 *PT Bank Bira Tbk.....................................       162,800         4,933
 *PT Bank International Indonesia (Foreign)............        78,329         2,901
 *PT Bank Mashill Utama Tbk............................        88,400         1,935
 *PT Bank Niaga Tbk....................................        55,926         2,260
 *PT Bank PDFCI (Foreign)..............................        44,000         1,037
 *PT Bank Tiara Asia (Foreign).........................        43,000           724
 PT Batu Buana.........................................        77,715         1,047
 *PT Bdni Capital Corp. Tbk............................       364,000         8,579
 PT Berlian Laju Tanker Tbk............................        36,400         6,250
 *PT Branta Mulia Tbk..................................        66,000         1,444
 *PT Bukaka Teknik Utam................................        36,000           606
 *PT Ciputra Development Tbk...........................        75,000         2,273
 PT Citra Marga Nusaphala Persada......................       150,000         5,556
 *PT Darya-Varia Laboratoria...........................        33,000         1,222
 *PT Davomas Adabi.....................................        40,000         2,424
 *PT Dharmal Sakti Sejahtera Tbk.......................       258,666         2,613
 *PT Dharmala Agrifood Tbk.............................        92,500           934
 *PT Dharmala Intiland.................................       277,400         4,670
 *PT Duta Anggada Realty Tbk...........................       132,000         3,556
 PT Duta Pertiwi.......................................       132,000         3,111
 *PT Ever Shine Textile................................        75,000         2,273
 *PT Fajar Surya Wisesa Tbk............................        53,000         3,034
 *PT Ficorinvest Bank (Foreign)........................        77,000           778
 *PT Gajah Tunggal Tbk.................................       236,000         7,946
 *PT Great River International.........................        93,000         3,444
 *PT GT Petrochem Industries Tbk.......................       246,000         5,798
 *PT Hero Supermarket Tbk..............................        33,000         4,889
 *PT Indal Aluminium Industry..........................        47,000         1,266
 *PT Inti Indorayo Utama...............................        63,000         2,758
 *PT Jakarta International Hotel and Development Tbk...        57,000         2,111
 *PT Kalbe Farma Tbk...................................        64,000         4,310
 *PT Karwell Indonesia.................................       138,000        12,081
 *PT Kawasan Industry Jababeka Tbk.....................        47,000         1,741
 *PT Keramika Indonesia Assosiasi Tbk..................       100,000         2,020

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 PT Lippo Securities Tbk...............................       659,600  $     19,988
 *PT Matahari Putra Prima Tbk..........................        66,000         2,222
 PT Mayorah Indah......................................       114,000         7,293
 *PT Miwon Indonesia...................................        20,000         1,885
 *PT Modern Bank Tbk...................................        72,333           731
 *PT Modern Photo Tbk..................................        40,000         2,761
 *PT Mutlipolar Corporation Tbk........................       455,000         7,660
 *PT Ometraco Corporation Tbk..........................        38,000         6,397
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................        90,000        19,697
 *PT Pakuwon Jati Tbk..................................        63,000           636
 *PT Panasia Indosyntec Tbk............................        79,000         2,128
 *PT Perdan Inti Investama Tbk.........................        69,333           467
 *PT Plaza Indonesia Realty Tbk........................        20,000         3,737
 *PT Prasidha Aneka Niaga Tbk..........................        84,000         2,263
 PT Pudjiadi Prestige, Ltd. Tbk........................        45,500         1,072
 *PT Putra Sejahtera Pioneerindo.......................        29,000           586
 *PT Sekar Bumi Tbk....................................        60,000         1,212
 *PT Sinar Mas Agro Resources and Technology
   Corporation Tbk.....................................        74,400        15,531
 *PT Sorini Corporation................................        43,000         1,013
 *PT Surabaya Agung Industri Pulp & Paper..............        64,500         3,040
 *PT Suryamas Dutamakmur...............................       125,000         8,838
 *PT Tempo Scan Pacific................................        22,000         1,037
 *PT Texmaco Jaya Tbk..................................        93,000        41,646
 *PT Ultrajaya Milk Industry & Trading Co..............        52,000         5,953
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *PT Unggul Indah Corp. Tbk............................        38,000  $      5,118
 *PT United Tractors...................................        20,000         1,347
 *PT Wicaksana Overseas International..................        28,560           721
 Tamara Bank TBK.......................................        89,120         2,402
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $3,288,353)....................................                     334,663
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.8%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   5.50%, 03/31/03, valued at $619,544) to be
   repurchased at $607,083.
   (Cost $607,000).....................................  $        607       607,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $32,577,615)++.................................                $ 21,383,252
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $32,748,041.
  ##  Illiquid securities fair valued by the Board of Trustees.

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (86.8%)
BP America C.P.
    5.100%, 12/11/98...................................  $    26,000   $ 25,964,393
Barton Capital Corp. C.P.
    5.220%, 12/11/98...................................        5,427      5,419,568
    5.550%, 01/11/99...................................        3,000      2,982,131
    5.420%, 01/13/99...................................        4,000      3,975,012
    5.370%, 01/14/99...................................        3,300      3,278,905
    5.400%, 02/09/99...................................       10,400     10,297,068
Bayer Corp. C.P.
    5.070%, 01/20/99...................................       16,600     16,479,419
Bayerische Vereinsbank AG C.P.
    5.260%, 01/06/99...................................       17,500     17,408,475
BellSouth Capital Funding C.P.
    5.120%, 01/20/99...................................       24,500     24,323,735
Beta Finance, Inc. C.P.
    5.350%, 01/12/99...................................        2,000      1,987,797
CC (USA), Inc. C.P.
    5.350%, 02/16/99...................................       17,000     16,814,921
    5.200%, 02/22/99...................................        9,000      8,894,382
Caisse Centrale des Jardins du Quebec C.P.
    5.250%, 01/26/99...................................        3,500      3,471,798
Caisse Depot C.P.
    5.130%, 12/03/98...................................       12,000     11,996,713
Caisse des Depots et Consignations C.P.
    5.140%, 01/22/99...................................       15,500     15,384,024
Canadian Wheat Board C.P.
    5.150%, 01/08/99...................................       30,000     29,834,382
Ciesco L.P. C.P.
    5.150%, 12/11/98...................................       21,600     21,570,419
    5.250%, 01/14/99...................................        5,000      4,968,038
Coca-Cola Co. C.P.
    4.870%, 12/03/98...................................        2,100      2,099,425
    5.070%, 01/12/99...................................       17,000     16,896,271
    5.030%, 01/15/99...................................        7,000      6,954,237
Commerzbank U.S. Finance, Inc. C.P.
    4.990%, 12/22/98...................................       20,000     19,993,246
    5.240%, 01/04/99...................................        6,000      5,970,363
Corporate Asset Funding Corp. C.P.
    5.150%, 12/07/98...................................        3,000      2,997,535
    5.370%, 01/07/99...................................       23,000     22,876,368
Eksportfinans C.P.
    5.120%, 12/01/98...................................        2,000      2,000,000
Electricite de France C.P.
    5.050%, 01/27/99...................................       16,000     15,868,773
    4.950%, 02/22/99...................................       10,000      9,882,647
Enterprise Funding Corp. C.P.
    5.000%, 12/04/98...................................       11,000     10,995,453
    5.050%, 12/10/98...................................       10,276     10,263,258
    5.250%, 12/11/98...................................        5,014      5,007,092
Equipment Intermediate C.P.
    5.350%, 12/07/98...................................       26,000     25,978,636
Gannett Co. C.P.
    5.030%, 01/15/99...................................       26,000     25,829,050

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

General Electric Capital Corp. C.P.
    5.180%, 12/04/98...................................  $       500   $    499,795
    5.290%, 01/19/99...................................        9,500      9,433,019
    5.300%, 01/22/99...................................       11,500     11,413,954
    5.120%, 01/28/99...................................        4,500      4,462,445
Govco, Inc. C.P.
    5.300%, 01/12/99...................................       15,000     14,907,600
    5.380%, 01/15/99...................................       11,000     10,927,400
Halifax Building Society C.P.
    5.110%, 01/19/99...................................        3,000      2,978,848
    5.120%, 01/19/99...................................       11,000     10,922,443
KFW International Financial Corp. C.P.
    5.100%, 12/03/98...................................       24,000     23,993,426
Koch Industries, Inc. C.P.
    5.250%, 12/01/98...................................       16,500     16,500,000
Louis Dreyfus Corp. C.P.
    5.200%, 12/01/98...................................        9,150      9,150,000
    4.930%, 12/14/98...................................        5,000      4,991,080
    5.000%, 12/14/98...................................        2,000      1,996,432
    5.000%, 12/18/98...................................        5,000      4,988,312
Metlife Funding, Inc. C.P.
    5.140%, 12/02/98...................................        4,500      4,499,383
National Rural Utilities C.P.
    5.050%, 02/18/99...................................        1,000        988,720
Nestle Capital C.P.
    5.100%, 12/01/98...................................       22,000     22,000,000
Oesterreich Kontrollbank C.P.
    5.250%, 12/14/98...................................        5,725      5,714,808
    5.000%, 02/22/99...................................       17,000     16,800,500
Paccar Financial Corp. C.P.
    4.900%, 12/04/98...................................        5,000      4,997,946
    5.150%, 12/07/98...................................        6,000      5,995,070
    5.050%, 01/21/99...................................        8,000      7,941,293
Sheffield Receivables Corp. C.P.
    5.500%, 01/27/99...................................       13,000     12,893,378
    5.340%, 01/27/99...................................        8,000      7,934,386
    5.300%, 02/12/99...................................        5,000      4,948,393
Shell Financial U.K. C.P.
    5.160%, 02/17/99...................................       26,000     25,713,262
Sigma Finance Corp. C.P.
    5.500%, 01/11/99...................................        5,000      4,970,218
    5.300%, 02/16/99...................................        8,000      7,912,904
Smithklein Beecham Corp.
    4.880%, 12/02/98...................................          700        699,904
St. Michael Finance, Ltd. C.P.
    5.250%, 12/08/98...................................        1,000        999,036
    5.280%, 01/14/99...................................       11,427     11,353,537
    5.100%, 01/15/99...................................        4,000      3,973,700
Swedish Export Credit Corp. C.P.
    5.230%, 01/08/99...................................       22,300     22,176,891
Teco Finance, Inc. C.P.
    4.900%, 12/18/98...................................        7,500      7,482,327
    5.220%, 01/04/99...................................        6,000      5,970,080
    5.250%, 01/19/99...................................        1,500      1,489,322
    5.200%, 01/28/99...................................        2,700      2,677,249
Triple-A One Plus Funding Corp. C.P.
    5.050%, 12/02/98...................................        3,000      2,999,589

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
USAA Capital Corp. C.P.
    5.120%, 12/17/98...................................  $    10,500   $ 10,476,946
    5.100%, 01/08/99...................................        9,500      9,447,554
    5.100%, 01/14/99...................................        6,000      5,961,646
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $754,772,714)..................................                 754,846,330
                                                                       ------------
VARIABLE RATE
  OBLIGATIONS -- (10.0%)
American Express Centurion Bank
    ***5.310% 12/07/98.................................       14,000     14,000,000
    ***5.312% 12/07/98.................................        9,000      9,000,000
Bayerische Landesbank
    ***5.144% 12/10/98.................................       10,000      9,995,824
Chase Manhattan Corp.
    ***5.500%, 02/24/99................................       26,000     26,000,000
First USA Bank
    ***5.550%, 01/21/99................................        9,000      9,023,400
Key Bank N.A.
    ***5.469%, 02/02/99................................       15,000     14,995,539
NationsBank Corporation
    ***5.567%, 02/09/99................................        4,000      4,010,000
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $87,043,478)...................................                  87,024,763
                                                                       ------------
BONDS -- (2.1%)
Ford Motor Credit Co. Corporate Bonds
    7.250%, 05/15/99...................................        5,800      5,854,642
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................        5,000      5,000,000
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................  $     1,250   $  1,250,000
St. Paul Companies, Inc. Medium Term Notes
    7.590%, 05/19/99...................................        6,000      6,064,708
                                                                       ------------
TOTAL BONDS
  (Cost $18,105,640)...................................                  18,169,350
                                                                       ------------
AGENCY OBLIGATIONS -- (1.0%)
Federal National Mortgage Association
    5.700%, 12/18/98
      (Cost $8,099,851)................................        8,100      8,102,218
                                                                       ------------
TEMPORARY CASH
  INVESTMENTS -- (0.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.25%, 08/31/02, valued at $1,254,313) to be
   repurchased at $1,230,169 (Cost $1,230,000).........        1,230      1,230,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $869,251,683)++................................                $869,372,661
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.
 ***  Rates shown are the rates as of November 30, 1998, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
UNITED STATES -- (30.0%)
COMMERCIAL PAPER -- (23.5%)
Barton Capital Holdings, Ltd.
    5.180%, 12/08/98...................................        6,187   $  6,180,768
CC (USA), Inc. C.P.
    5.200%, 02/22/99...................................       12,000     11,859,176
Ciesco L.P. C.P
    5.250%, 01/14/99...................................       10,000      9,935,833
Coca-Cola Co. C.P.
    5.070%, 01/12/99...................................        6,000      5,964,510
Corporate Asset Funding Corp. C.P.
    5.450%, 01/05/99...................................       12,000     11,936,417
Dresdner U.S. Finance C.P.
    5.120%, 01/25/99...................................       12,000     11,906,133
Equipment Intermediation Partnership C.P.
    5.350%, 12/07/98...................................       12,000     11,989,300
Govco, Inc. C.P.
    5.300%, 01/12/99...................................       12,500     12,422,708
St. Michael Finance, Ltd. C.P.
    5.250%, 12/08/98...................................        9,000      8,991,320
Statoll Corp. C.P.
    5.250%, 01/22/99...................................       10,000      9,923,156
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $101,105,771)..................................                 101,109,321
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (5.6%)
Chase Manhattan Corp.
    5.500%, 02/24/99...................................       12,000     12,000,000
Key Bank N.A.
    5.469%, 02/02/99...................................       12,000     11,996,431
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $24,000,000)...................................                  23,996,431
                                                                       ------------
BONDS -- (0.9%)
Associates Corp. of North America Corporate Bonds
    6.750%, 06/28/99...................................        4,000      4,030,400
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $129,112,286)..................................                 129,136,152
                                                                       ------------
FRANCE -- (27.4%)
BONDS -- (27.2%)
Administration des Postes Telegraphes et Telephones
    8.900%, 04/21/00...................................       23,270      4,403,944
Caisse Autonome de Refinancement SA
    7.750%, 12/06/99...................................       67,990     12,481,356
Charbonnages de France
    10.000%, 05/09/00..................................       47,095      9,042,470
Comptoir des Entrepreneurs SA
    6.500%, 08/09/00...................................       38,110      7,026,334
Credit Local de France SA
    9.250%, 12/07/99...................................       11,000      2,048,240
    8.900%, 05/28/00...................................       58,000     10,996,172
Denmark (Kingdom of)
    5.500%, 10/26/99...................................       68,000     12,205,014
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
Eurofima Societe Europeene pour le Financement de
  Material Ferrovaire, Bale
    8.625%, 09/01/99...................................       65,000   $ 11,883,178
European Investment Bank
    6.250%, 07/28/99...................................       55,000      9,866,854
France (Republic of)
    7.750%, 04/12/00...................................       62,000     11,558,838
France Telecom SA
    6.500%, 07/19/99...................................       21,000      3,769,936
    8.600%, 02/17/00...................................       49,335      9,202,016
Regie Autonome des Transports Parisienne SA
    7.250%, 09/19/99...................................       21,995      3,990,446
Union Nationale Interprofessionnelle pour Emploi Dans
  Commerce Industrie SA
    5.250%, 10/25/99...................................       25,000      4,474,354
Ville de Paris
    8.250%, 12/15/99...................................       11,240      2,076,083
World Bank
    8.125%, 11/24/99...................................       10,540      1,940,284
                                                                       ------------
TOTAL BONDS
  (Cost $113,948,528)..................................                 116,965,519
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *French Francs
   (Cost $1,038,114)...................................                   1,037,926
                                                                       ------------
TOTAL -- FRANCE
  (Cost $114,986,642)..................................                 118,003,445
                                                                       ------------
GERMANY -- (26.6%)
BONDS -- (26.5%)
Allgemeine Hypotheken-Bank AG
    4.500%, 12/20/99...................................        9,000      5,379,943
    5.750%, 03/13/00...................................       10,000      6,097,777
Autobahnen und Schnellstrassenfinanzierungs AG Asfinag
    7.125%, 12/22/99...................................        3,500      2,155,958
Baden-Wuerttemberg L-Finance NV
    7.000%, 03/08/00...................................       21,374     13,159,804
Bank Austria Investment Bank AG
    4.500%, 12/30/99...................................        4,000      2,382,332
Bayerische Landesbank Girozentrale
    5.250%, 01/14/00...................................       15,000      9,031,335
Belgium (Kingdom of)
    7.250%, 10/18/99...................................       10,140      6,190,943
Council of Europe
    6.375%, 05/16/00...................................       10,368      6,387,176
DSL Finance NV
    7.375%, 02/15/00...................................       10,008      6,176,053
    6.125%, 08/01/00...................................       11,000      6,759,602
Dresdner Finance BV
    6.500%, 05/22/00...................................        8,000      4,916,074
Federal National Mortgage Association
    6.000%, 08/23/00...................................       18,680     11,490,081
Hypothekenbank AG, Essen
    3.500%, 01/28/00...................................       16,000      9,453,625

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
International Finance Corp.
    5.750%, 07/11/00...................................       21,000   $ 12,830,173
Kreditanstalt fuer Wiederaufbau
    4.000%, 02/02/00...................................        7,000      4,168,668
NV Bank Nederlandse Gemeenten BNG, Den Haag
    7.000%, 02/03/00...................................       12,000      7,402,501
                                                                       ------------
TOTAL BONDS
  (Cost $110,904,894)..................................                 113,982,045
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *German Marks (Cost $421,443).........................                     424,818
                                                                       ------------
TOTAL -- GERMANY
  (Cost $111,326,337)..................................                 114,406,863
                                                                       ------------
AUSTRALIA -- (6.0%)
BONDS -- (6.0%)
ABN-AMRO Australia, Ltd.
    9.500%, 09/08/99...................................        4,000      2,598,203
    7.500%, 03/08/00...................................        5,000      3,244,610
DB Australia, Ltd.
    9.000%, 10/05/99...................................        5,000      3,198,393
International Finance Corp.
    8.250%, 08/12/99...................................        2,894      1,833,032
J.P. Morgan Australia, Ltd.
    6.750%, 02/24/00...................................        5,000      3,205,310
State Bank of New South Wales
    14.250%, 09/28/99..................................        3,196      2,167,001
Toronto Dominion Australia, Ltd.
    8.750%, 07/20/99...................................        3,000      1,904,888
Toyota Finance Australia, Ltd.
    8.250%, 07/26/99...................................       11,626      7,478,572
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $29,047,848)...................................                  25,630,009
                                                                       ------------
NETHERLANDS -- (4.3%)
BONDS -- (4.3%)
ABN-AMRO Bank NV
    6.625%, 04/05/00...................................        8,000      4,359,639
    6.375%, 04/21/00...................................        3,000      1,631,718
Netherlands (Kingdom of)
    7.750%, 01/15/00...................................       23,000     12,624,437
                                                                       ------------
TOTAL BONDS
  (Cost $18,323,124)...................................                  18,615,794
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder
   (Cost $1)...........................................                $          1
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $18,323,125)...................................                  18,615,795
                                                                       ------------
SWEDEN -- (4.3%)
BONDS -- (4.3%)
KFW International Finance, Inc.
    7.500%, 05/30/00...................................       15,600      2,016,222
Oesterreichische Kontrollbank AG
    9.250%, 07/15/99...................................       25,000      3,183,359
Swedish Government Bond
    10.250%, 05/05/00..................................       98,000     13,155,254
                                                                       ------------
TOTAL BONDS
  (Cost $18,569,116)...................................                  18,354,835
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $150).........................................                         149
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $18,569,266)...................................                  18,354,984
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $6,182,325) to be
   repurchased at $6,085,837.
   (Cost $6,085,000)...................................        6,085      6,085,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $427,450,504)++....                $430,232,248
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                                                           THE U.S.     THE ENHANCED     THE U.S.      THE U.S.
                                                             LARGE       U.S. LARGE     LARGE CAP        4-10
                                                            COMPANY       COMPANY         VALUE         VALUE
                                                            SERIES         SERIES         SERIES        SERIES
                                                          -----------  --------------  ------------  ------------
                                                               (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value....................................  $ 1,561,901    $   62,070    $  1,748,696  $    179,974
Collateral for Securities Loaned........................        6,673            --           9,885            --
Receivables
    Dividends and Interest..............................        2,274         1,201           4,466           280
    Investment Securities Sold..........................           --            --          13,411           724
    Fund Shares Sold....................................          113             4             112            --
Unrealized Gain on Forward Currency Contracts...........           --            42              --            --
Prepaid Expenses and Other Assets.......................            7             7               1            --
                                                          -----------  --------------  ------------  ------------
        Total Assets....................................    1,570,968        63,324       1,776,571       180,978
                                                          -----------  --------------  ------------  ------------
LIABILITIES:
Payable for Securities Loaned...........................        6,673            --           9,885            --
Payable for Investment Securities Purchased.............        7,013           116           9,191         1,714
Payable for Fund Shares Redeemed........................           --            --           1,281            --
Payable for Futures Margin Variation....................           --         1,506              --            --
Unrealized Loss on Swap Contract........................           --           155              --            --
Accrued Expenses and Other Liabilities..................          108            25             307            22
                                                          -----------  --------------  ------------  ------------
        Total Liabilities...............................       13,794         1,802          20,664         1,736
                                                          -----------  --------------  ------------  ------------
NET ASSETS..............................................  $ 1,557,174    $   61,522    $  1,755,907  $    179,242
                                                          -----------  --------------  ------------  ------------
                                                          -----------  --------------  ------------  ------------
SHARES OUTSTANDING $.01 PAR VALUE.......................          N/A     4,750,801      93,435,456    20,783,115
                                                          -----------  --------------  ------------  ------------
                                                          -----------  --------------  ------------  ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE.................................................          N/A  $      12.95    $      18.79  $       8.62
                                                          -----------  --------------  ------------  ------------
                                                          -----------  --------------  ------------  ------------
Investments at Cost.....................................  $ 1,001,540  $     59,989    $  1,417,070  $    197,405
                                                          -----------  --------------  ------------  ------------
                                                          -----------  --------------  ------------  ------------

                                                             THE U.S.      THE U.S.      THE U.S.       THE DFA
                                                               6-10       6-10 SMALL    9-10 SMALL   INTERNATIONAL
                                                              VALUE        COMPANY       COMPANY         VALUE
                                                              SERIES        SERIES        SERIES        SERIES
                                                           ------------  ------------  ------------  -------------
                                                                (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.....................................  $  2,450,105  $    546,207  $  1,336,412  $  1,711,336
Collateral for Securities Loaned.........................        87,880        50,554       138,531       135,315
Receivables
    Dividends, Interest and Tax Reclaims.................         2,050           425           875         5,610
    Investment Securities Sold...........................         3,757         1,058         3,751         5,025
    Fund Shares Sold.....................................            --            --            --           136
Prepaid Expenses and Other Assets........................            --             1            19             1
                                                           ------------  ------------  ------------  -------------
        Total Assets.....................................     2,543,792       598,245     1,479,588     1,857,423
                                                           ------------  ------------  ------------  -------------
LIABILITIES:
Payable for Securities Loaned............................        87,880        50,554       138,531       135,315
Payable for Investment Securities Purchased..............        16,938           547         1,103           503
Payable for Fund Shares Redeemed.........................         2,631           249            89           899
Accrued Expenses and Other Liabilities...................           609            92           241           457
                                                           ------------  ------------  ------------  -------------
        Total Liabilities................................       108,058        51,442       139,964       137,174
                                                           ------------  ------------  ------------  -------------
NET ASSETS...............................................    $2,435,734      $546,803    $1,339,624    $1,720,249
                                                           ------------  ------------  ------------  -------------
                                                           ------------  ------------  ------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE........................   141,121,877    47,734,457   151,178,298   143,915,476
                                                           ------------  ------------  ------------  -------------
                                                           ------------  ------------  ------------  -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE..................................................  $      17.26  $      11.46  $       8.86  $      11.95
                                                           ------------  ------------  ------------  -------------
                                                           ------------  ------------  ------------  -------------
Investments at Cost......................................  $  2,383,658  $    563,542  $  1,261,955  $  1,565,836
                                                           ------------  ------------  ------------  -------------
                                                           ------------  ------------  ------------  -------------

                See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                                                                   THE          THE      THE UNITED       THE
                                                                JAPANESE    PACIFIC RIM    KINGDOM    CONTINENTAL
                                                                  SMALL        SMALL        SMALL        SMALL
                                                                 COMPANY      COMPANY      COMPANY      COMPANY
                                                                 SERIES       SERIES       SERIES       SERIES
                                                               -----------  -----------  -----------  -----------
                                                                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.........................................   $ 189,365    $ 139,522    $ 128,929    $ 302,638
Collateral for Securities Loaned.............................      32,590        2,600           --       12,422
Receivables
    Dividends, Interest and Tax Reclaims.....................         737          468          701        1,041
    Investment Securities Sold...............................          --           39          124          562
    Fund Shares Sold.........................................          --           --           --          365
Prepaid Expenses and Other Assets............................          15           30           18           16
                                                               -----------  -----------  -----------  -----------
        Total Assets.........................................     222,707      142,659      129,772      317,044
                                                               -----------  -----------  -----------  -----------
LIABILITIES:
Payable for Securities Loaned................................      32,590        2,600           --       12,422
Payable for Investment Securities Purchased..................                       22        2,232          126
Payable for Fund Shares Redeemed.............................          55          114           15           --
Accrued Expenses and Other Liabilities.......................          58           42           40           94
                                                               -----------  -----------  -----------  -----------
        Total Liabilities....................................      32,703        2,778        2,287       12,642
                                                               -----------  -----------  -----------  -----------
NET ASSETS...................................................   $ 190,004    $ 139,881    $ 127,485    $ 304,402
                                                               -----------  -----------  -----------  -----------
                                                               -----------  -----------  -----------  -----------
Investments at Cost..........................................   $ 401,115    $ 247,446    $ 132,025    $ 220,261
                                                               -----------  -----------  -----------  -----------
                                                               -----------  -----------  -----------  -----------

                                                                                                      THE DFA
                                                           THE       THE EMERGING      THE DFA       TWO-YEAR
                                                        EMERGING       MARKETS        ONE-YEAR        GLOBAL
                                                         MARKETS      SMALL CAP     FIXED INCOME   FIXED INCOME
                                                         SERIES         SERIES         SERIES         SERIES
                                                       -----------  --------------  -------------  -------------
                                                             (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.................................  $   231,836    $   21,383     $   869,373    $   430,232
Receivables
    Dividends, Interest and Tax Reclaims.............          261            27             727         11,252
    Investment Securities Sold.......................           12            33              --             --
    Fund Shares Sold.................................           13             1              62             --
Unrealized Gain on Forward Currency Contracts........           --            --              --            607
Prepaid Expenses and Other Assets....................           25           127              --             20
                                                       -----------  --------------  -------------  -------------
        Total Assets.................................      232,147        21,571         870,162        442,111
                                                       -----------  --------------  -------------  -------------
LIABILITIES:
Payable for Investment Securities Purchased..........          163           129              --          1,190
Payable for Fund Shares Redeemed.....................          237            --              52             --
Accrued Expenses and Other Liabilities...............          115            43             117             79
                                                       -----------  --------------  -------------  -------------
        Total Liabilities............................          515           172             169          1,269
                                                       -----------  --------------  -------------  -------------
NET ASSETS...........................................  $   231,632    $   21,399     $   869,993    $   440,842
                                                       -----------  --------------  -------------  -------------
                                                       -----------  --------------  -------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE....................          N/A           N/A      86,816,771     43,183,463
                                                       -----------  --------------  -------------  -------------
                                                       -----------  --------------  -------------  -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE..............................................          N/A           N/A    $      10.02   $      10.21
                                                       -----------  --------------  -------------  -------------
                                                       -----------  --------------  -------------  -------------
Investments at Cost..................................  $   298,836  $     32,578    $    869,252   $    427,450
                                                       -----------  --------------  -------------  -------------
                                                       -----------  --------------  -------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (Amounts in thousands)

                                                              THE U.S.     THE ENHANCED     THE U.S.
                                                                LARGE       U.S. LARGE      LARGE CAP    THE U.S.     THE U.S.
                                                               COMPANY        COMPANY         VALUE     4-10 VALUE   6-10 VALUE
                                                               SERIES         SERIES         SERIES      SERIES(1)     SERIES
                                                             -----------  ---------------  -----------  -----------  -----------
INVESTMENT INCOME
  Dividends................................................   $  17,663      $       1      $  29,635    $   1,215    $  21,050
  Interest.................................................         276          2,432            775          260        2,460
  Income from Securities Lending...........................          85             --            210           --        1,196
                                                             -----------  ---------------  -----------  -----------  -----------
        Total Investment Income............................      18,024          2,433         30,620        1,475       24,706
                                                             -----------  ---------------  -----------  -----------  -----------

EXPENSES
  Investment Advisory Services.............................         293             26          1,667           86        4,743
  Accounting & Transfer Agent Fees.........................         176             54            688           14          979
  Custodian's Fees.........................................         134             15            246           12          351
  Legal Fees...............................................          12              1             21           --           29
  Audit Fees...............................................          18              1             31            1           45
  Shareholders' Reports....................................          18              1             30            1           43
  Trustees' Fees and Expenses..............................           4             --              7           --            9
  Other....................................................          84             10             26            2           38
                                                             -----------  ---------------  -----------  -----------  -----------
        Total Expenses.....................................         739            108          2,716          116        6,237
                                                             -----------  ---------------  -----------  -----------  -----------
  NET INVESTMENT INCOME....................................      17,285          2,325         27,904        1,359       18,469
                                                             -----------  ---------------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities........       1,283            (42)       136,077          971      204,982
  Net Realized Loss on Foreign Currency Transactions.......          --         (1,368)            --           --           --
  Net Realized Gain on Futures.............................          --          1,793             --           --           --
  Net Realized Gain on Swap Contracts......................          --          1,096             --           --           --
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency.............     265,133          2,561         12,481      (17,431)    (454,998)
    Translation of Foreign Currency Denominated Amounts....          --           (306)            --           --           --
    Futures................................................          --          5,481             --           --           --
    Swap Contracts.........................................          --           (214)            --           --           --
                                                             -----------  ---------------  -----------  -----------  -----------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY...............................................     266,416          9,001        148,558      (16,460)    (250,016)
                                                             -----------  ---------------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................   $ 283,701      $  11,326      $ 176,462    $ (15,101)   $(231,547)
                                                             -----------  ---------------  -----------  -----------  -----------
                                                             -----------  ---------------  -----------  -----------  -----------

------------------

(1)  For the period February 6, (commencement of operations) to November 30,
1998.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

                                                     THE U.S.     THE U.S.       THE DFA                     THE PACIFIC
                                                    6-10 SMALL   9-10 SMALL   INTERNATIONAL   THE JAPANESE    RIM SMALL
                                                      COMPANY      COMPANY        VALUE      SMALL COMPANY     COMPANY
                                                      SERIES       SERIES        SERIES          SERIES        SERIES
                                                    -----------  -----------  -------------  --------------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $0, $3,217, $396 and $107, respectively)......   $   3,709    $   8,696   $     35,489     $    2,246     $   5,425
  Interest........................................         585        1,565          1,070            177           273
  Income from Securities Lending..................         571        1,331          1,385            418           128
                                                    -----------  -----------  -------------  --------------  -----------
        Total Investment Income...................       4,865       11,592         37,944          2,841         5,826
                                                    -----------  -----------  -------------  --------------  -----------

EXPENSES
  Investment Advisory Services....................         150        1,458          3,466            181           133
  Accounting & Transfer Agent Fees................         206          606            837            223           163
  Custodian's Fees................................          74          216            547             77           197
  Legal Fees......................................           6           19             39              3             2
  Audit Fees......................................           9           29             34              4             3
  Shareholders' Reports...........................           9           28             32              4             3
  Trustees' Fees and Expenses.....................           2            6              7              1             1
  Other...........................................          13           19            109             12             8
                                                    -----------  -----------  -------------  --------------  -----------
        Total Expenses............................         469        2,381          5,071            505           510
                                                    -----------  -----------  -------------  --------------  -----------
  NET INVESTMENT INCOME...........................       4,396        9,211         32,873          2,336         5,316
                                                    -----------  -----------  -------------  --------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities....................................      49,168      124,420         11,162        (10,275)       (1,183)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................          --           --            895           (236)         (172)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....    (109,532)    (302,212)       151,571          5,881       (37,439)
    Translation of Foreign Currency Denominated
      Amounts.....................................          --           --            158            107            (2)
                                                    -----------  -----------  -------------  --------------  -----------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................     (60,364)    (177,792)       163,786         (4,523)      (38,796)
                                                    -----------  -----------  -------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................   $ (55,968)   $(168,581)  $    196,659     $   (2,187)    $ (33,480)
                                                    -----------  -----------  -------------  --------------  -----------
                                                    -----------  -----------  -------------  --------------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

                                          THE UNITED       THE
                                            KINGDOM    CONTINENTAL                   THE EMERGING       THE DFA        THE DFA
                                             SMALL        SMALL      THE EMERGING       MARKETS        ONE-YEAR       TWO-YEAR
                                            COMPANY      COMPANY       MARKETS         SMALL CAP     FIXED INCOME   GLOBAL FIXED
                                            SERIES       SERIES         SERIES          SERIES          SERIES      INCOME SERIES
                                          -----------  -----------  --------------  ---------------  -------------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $960, $384, $477, $63,
    $0 and $0, respectively)............   $   5,504    $   6,476     $    4,336       $     557              --             --
  Interest..............................         183          191            475              39       $  47,906      $  18,982
  Income from Securities Lending........          --          109             --              --              --             --
                                          -----------  -----------  --------------       -------     -------------  -------------
        Total Investment Income.........       5,687        6,776          4,811             596          47,906         18,982
                                          -----------  -----------  --------------       -------     -------------  -------------

EXPENSES
  Investment Advisory Services..........         157          334            220              37             420            214
  Accounting & Transfer Agent Fees......         193          389            270              23             213            386
  Custodian's Fees......................          42          144            623              70              80             75
  Legal Fees............................           3            4              3              13              10              5
  Audit Fees............................           3            6              4              --              15              8
  Shareholders' Reports.................           3            6              4              --              15              8
  Trustees' Fees and Expenses...........           1            1              1              --               3              2
  Other.................................          11           20             31              21              15              7
                                          -----------  -----------  --------------       -------     -------------  -------------
        Total Expenses..................         413          904          1,156             164             771            705
                                          -----------  -----------  --------------       -------     -------------  -------------
  NET INVESTMENT INCOME.................       5,274        5,872          3,655             432          47,135         18,277
                                          -----------  -----------  --------------       -------     -------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities..........................      10,257       23,994        (23,765)          1,465           1,543            619
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............        (136)        (112)          (370)            (76)             --            122
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................     (33,198)      32,006         (9,240)         (5,203)           (855)        10,856
    Translation of Foreign Currency
      Denominated Amounts...............          (8)         243              9               1              --         (3,047)
                                          -----------  -----------  --------------       -------     -------------  -------------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....     (23,085)      56,131        (33,366)         (3,813)            688          8,550
                                          -----------  -----------  --------------       -------     -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............   $ (17,811)   $  62,003     $  (29,711)      $  (3,381)      $  47,823      $  26,827
                                          -----------  -----------  --------------       -------     -------------  -------------
                                          -----------  -----------  --------------       -------     -------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                     THE U.S. LARGE COMPANY      THE ENHANCED U.S.
                                             SERIES            LARGE COMPANY SERIES    THE U.S. LARGE CAP VALUE
                                     -----------------------   ---------------------            SERIES             THE U.S. 4-10
                                                     YEAR        YEAR        YEAR      -------------------------   VALUE SERIES
                                     YEAR ENDED      ENDED       ENDED       ENDED     YEAR ENDED    YEAR ENDED    -------------
                                      NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,      NOV. 30,       FEB. 6 TO
                                        1998         1997        1998        1997         1998          1997       NOV. 30, 1998
                                     -----------   ---------   ---------   ---------   -----------   -----------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income............  $    17,285   $  11,179   $   2,325   $   1,529   $    27,904   $    24,622     $     1,359
  Net Realized Gain (Loss) on
    Investment Securities..........        1,283         975         (42)        120       136,077        82,623             971
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................           --          --      (1,368)        536            --            --              --
  Net Realized Gain on Futures.....           --          --       1,793       7,354            --            --              --
  Net Realized Gain on Swap
    Contracts......................           --          --       1,096         967            --            --              --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
    Foreign Currency...............      265,133     147,979       2,561        (388)       12,481       172,274         (17,431)
    Translation of Foreign Currency
      Denominated Amounts..........           --          --        (306)         24            --            --              --
    Futures........................           --          --       5,481      (2,550)           --            --              --
    Swap Contracts.................           --          --        (214)       (322)           --            --              --
                                     -----------   ---------   ---------   ---------   -----------   -----------   -------------

      Net Increase (Decrease) in
        Net Assets Resulting from
        Operations.................      283,701     160,133      11,326       7,270       176,462       279,519         (15,101)
                                     -----------   ---------   ---------   ---------   -----------   -----------   -------------

Distributions From:
  Net Investment Income............           --          --      (2,417)     (1,590)      (28,682)      (23,401)         (1,136)
  Net Realized Gains...............           --          --      (6,017)     (3,438)      (82,634)      (52,566)             --
                                     -----------   ---------   ---------   ---------   -----------   -----------   -------------
      Total Distributions..........           --          --      (8,434)     (5,028)     (111,316)      (75,967)         (1,136)
                                     -----------   ---------   ---------   ---------   -----------   -----------   -------------

Capital Share Transactions (1):
  Shares Issued....................           --          --      17,062      27,476       281,067       320,473         194,343
  Shares Issued in Lieu of Cash
    Distributions..................           --          --       6,608       3,358        91,193        64,945           1,136
  Shares Redeemed..................           --          --     (12,656)    (14,673)     (171,495)      (86,916)             --
                                     -----------   ---------   ---------   ---------   -----------   -----------   -------------

      Net Increase from Capital
        Share Transactions.........           --          --      11,014      16,161       200,765       298,502         195,479
                                     -----------   ---------   ---------   ---------   -----------   -----------   -------------
Transactions in Interest:
  Contributions....................      604,903     269,144          --          --            --            --              --
  Withdrawals......................     (153,923)    (73,225)         --          --            --            --              --
                                     -----------   ---------   ---------   ---------   -----------   -----------   -------------
      Net Increase from
        Transactions in Interest...      450,980     195,919          --          --            --            --              --
                                     -----------   ---------   ---------   ---------   -----------   -----------   -------------

      Total Increase...............      734,681     356,052      13,906      18,403       265,911       502,054         179,242

NET ASSETS
  Beginning of Period..............      822,493     466,441      47,616      29,213     1,489,996       987,942              --
                                     -----------   ---------   ---------   ---------   -----------   -----------   -------------
  End of Period....................  $ 1,557,174   $ 822,493   $  61,522   $  47,616   $ 1,755,907   $ 1,489,996     $   179,242
                                     -----------   ---------   ---------   ---------   -----------   -----------   -------------
                                     -----------   ---------   ---------   ---------   -----------   -----------   -------------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................          N/A         N/A       1,427       2,322        15,137        19,550          20,653
   Shares Issued in Lieu of Cash
     Distributions.................                                  602         314         5,270         4,236             130
   Shares Redeemed.................                               (1,070)     (1,330)       (9,356)       (5,069)             --
                                                               ---------   ---------   -----------   -----------   -------------
                                                                     959       1,306        11,051        18,717          20,783
                                                               ---------   ---------   -----------   -----------   -------------
                                                               ---------   ---------   -----------   -----------   -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                                                        THE U.S.
                                                                                          9-10
                                                                                          SMALL
                                        THE U.S. 6-10          THE U.S. 6-10 SMALL       COMPANY      THE DFA INTERNATIONAL
                                         VALUE SERIES             COMPANY SERIES         SERIES           VALUE SERIES
                                   ------------------------  ------------------------  -----------  -------------------------
                                      YEAR         YEAR         YEAR         YEAR         YEAR         YEAR          YEAR
                                      ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                    NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,      NOV. 30,
                                      1998         1997         1998         1997         1998         1998          1997
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..........  $    18,469  $    15,275  $     4,396  $     3,259  $     9,211  $    32,873   $   31,305
  Net Realized Gain on Investment
    Securities...................      204,982      201,107       49,168       31,886      124,420       11,162        6,023
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions.................           --           --           --           --           --          895       (1,666)
  Change in Unrealized
    Appreciation (Depreciation)
    of:..........................
  Investment Securities and
    Foreign Currency.............     (454,998)     300,802     (109,532)      42,885     (302,212)     151,571     (107,773)
  Translation of Foreign Currency
    Denominated Amounts..........           --           --           --           --           --          158          (44)
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------
      Net Increase (Decrease) in
        Net Assets Resulting from
        Operations...............     (231,547)     517,184      (55,968)      78,030     (168,581)     196,659      (72,155)
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------
Distributions From:
  Net Investment Income..........      (20,925)     (12,192)      (4,534)      (2,966)      (8,876)     (39,352)     (29,074)
  Net Realized Gains.............     (201,111)     (57,267)     (33,011)     (30,080)          --       (4,181)     (27,255)
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------
      Total Distributions........     (222,036)     (69,459)     (37,545)     (33,046)      (8,876)     (43,533)     (56,329)
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------
Capital Share Transactions (1):
  Shares Issued..................      554,989      578,927      264,712      154,761    1,711,220      161,527      409,256
  Shares Issued in Lieu of Cash
    Distributions................      215,595       63,693       35,644       31,055        8,876       43,533       56,329
  Shares Redeemed................     (105,535)    (114,290)     (92,873)     (66,368)    (203,015)    (220,023)    (111,867)
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------
      Net Increase (Decrease)
        from Capital Share
        Transactions.............      665,049      528,330      207,483      119,448    1,517,081      (14,963)     353,718
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------

      Total Increase.............      211,466      976,055      113,970      164,432    1,339,624      138,163      225,234

NET ASSETS
  Beginning of Period............    2,224,268    1,248,213      432,833      268,401           --    1,582,086    1,356,852
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------
  End of Period..................  $ 2,435,734  $ 2,224,268  $   546,803  $   432,833  $ 1,339,624  $ 1,720,249   $1,582,086
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................       29,754       32,037       20,734       12,630      171,341       13,637       34,790
   Shares Issued in Lieu of Cash
     Distributions...............       11,637        3,798        2,923        2,751        1,001        3,743        4,875
   Shares Redeemed...............       (5,674)      (5,731)      (7,232)      (5,446)     (21,164)     (18,668)      (9,587)
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------
                                        35,717       30,104       16,425        9,935      151,178       (1,288)      30,078
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------
                                   -----------  -----------  -----------  -----------  -----------  -----------  ------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                           THE PACIFIC RIM        THE UNITED KINGDOM       THE CONTINENTAL
                                  THE JAPANESE SMALL        SMALL COMPANY           SMALL COMPANY               SMALL
                                    COMPANY SERIES              SERIES                  SERIES              COMPANY SERIES
                                ----------------------  ----------------------  ----------------------  ----------------------
                                   YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                  ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                 NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                   1998        1997        1998        1997        1998        1997        1998        1997
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $    2,336  $    2,392  $    5,316  $    5,645  $    5,274  $    5,153  $    5,872  $    6,452
  Net Realized Gain (Loss) on
    Investment Securities.....     (10,275)     (1,552)     (1,183)      3,120      10,257      13,056      23,994      17,533
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............        (236)         15        (172)       (468)       (136)        136        (112)       (454)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........       5,881    (180,902)    (37,439)   (101,332)    (33,198)     (3,301)     32,006      20,901
    Translation of Foreign
      Currency Denominated
      Amounts.................         107         (28)         (2)        (10)         (8)         --         243        (203)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............      (2,187)   (180,075)    (33,480)    (93,045)    (17,811)     15,044      62,003      44,229
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Transactions in Interest
      Contributions...........      41,191     104,691      45,429      48,364      23,056      30,978      17,001      52,536
      Withdrawals.............     (24,342)    (78,956)    (19,863)    (39,005)    (49,610)    (56,796)    (98,212)   (109,037)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net Increase (Decrease)
        from Transactions in
        Interest..............      16,849      25,735      25,566       9,359     (26,554)    (25,818)    (81,211)    (56,501)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total Increase
        (Decrease)............      14,662    (154,340)     (7,914)    (83,686)    (44,365)    (10,774)    (19,208)    (12,272)

NET ASSETS
  Beginning of Period.........     175,342     329,682     147,795     231,481     171,851     182,625     323,610     335,882
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  End of Period...............  $  190,004  $  175,342  $  139,881  $  147,795  $  127,485  $  171,851  $  304,402  $  323,610
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                                                                             THE DFA TWO-YEAR
                                        THE EMERGING        THE EMERGING MARKETS      THE DFA ONE-YEAR      GLOBAL FIXED INCOME
                                       MARKETS SERIES         SMALL CAP SERIES       FIXED INCOME SERIES          SERIES
                                     -------------------   ----------------------   ---------------------   -------------------
                                       YEAR       YEAR       YEAR     DEC 2, 1996     YEAR        YEAR        YEAR       YEAR
                                      ENDED      ENDED      ENDED         TO          ENDED       ENDED      ENDED      ENDED
                                     NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,
                                       1998       1997       1998        1997         1998        1997        1998       1997
                                     --------   --------   --------   -----------   ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income............  $  3,655   $  3,681   $   432      $   452     $  47,135   $  45,925   $ 18,277   $ 17,177
  Net Realized Gain (Loss) on
    Investment Securities..........   (23,765)       153     1,465           89         1,543       1,165        619        861
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................      (370)       693       (76)         (39)           --          --        122     13,543
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign
    Currency.......................    (9,240)   (61,201)   (5,203)      (5,991)         (855)     (2,454)    10,856    (11,785)
    Translation of Foreign Currency
      Denominated Amounts..........         9        (19)        1           (1)           --          --     (3,047)     1,402
                                     --------   --------   --------   -----------   ---------   ---------   --------   --------
      Net Increase (Decrease) in
        Net Assets Resulting from
        Operations.................   (29,711)   (56,693)   (3,381)      (5,490)       47,823      44,636     26,827     21,198
                                     --------   --------   --------   -----------   ---------   ---------   --------   --------
Distributions From:
  Net Investment Income............        --         --        --           --       (47,176)    (46,321)   (25,765)   (25,358)
  Net Realized Gains...............        --         --        --           --            --          --       (898)      (251)
                                     --------   --------   --------   -----------   ---------   ---------   --------   --------
      Total Distributions..........        --         --        --           --       (47,176)    (46,321)   (26,663)   (25,609)
                                     --------   --------   --------   -----------   ---------   ---------   --------   --------
Capital Share Transactions (1):
  Shares Issued....................        --         --        --           --       296,278     282,650     84,005    122,794
  Shares Issued in Lieu of Cash
    Distributions..................        --         --        --           --        36,947      37,665     26,663     23,253
  Shares Redeemed..................        --         --        --           --      (246,115)   (395,687)   (88,897)   (42,001)
                                     --------   --------   --------   -----------   ---------   ---------   --------   --------
      Net Increase (Decrease) from
        Capital Share
        Transactions...............        --         --        --           --        87,110     (75,372)    21,771    104,046
                                     --------   --------   --------   -----------   ---------   ---------   --------   --------
Transactions in Interest:
  Contributions....................    79,412    130,588     5,772       24,940            --          --         --         --
  Withdrawals......................   (39,010)   (15,029)     (441)          (1)           --          --         --         --
                                     --------   --------   --------   -----------   ---------   ---------   --------   --------
      Net Increase from
        Transactions in Interest...    40,402    115,559     5,331       24,939            --          --         --         --
                                     --------   --------   --------   -----------   ---------   ---------   --------   --------

      Total Increase (Decrease)....    10,691     58,866     1,950       19,449        87,757     (77,057)    21,935     99,635

NET ASSETS
  Beginning of Period..............   220,941    162,075    19,449           --       782,236     859,293    418,907    319,272
                                     --------   --------   --------   -----------   ---------   ---------   --------   --------
  End of Period....................  $231,632   $220,941   $21,399      $19,449     $ 869,993   $ 782,236   $440,842   $418,907
                                     --------   --------   --------   -----------   ---------   ---------   --------   --------
                                     --------   --------   --------   -----------   ---------   ---------   --------   --------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................       N/A        N/A       N/A          N/A        29,600      28,307      8,348     11,943
   Shares Issued in Lieu of Cash
     Distributions.................                                                     3,702       3,778      2,679      2,278
   Shares Redeemed.................                                                   (24,593)    (39,644)    (8,840)    (4,088)
                                                                                    ---------   ---------   --------   --------
                                                                                        8,709      (7,559)     2,187     10,133
                                                                                    ---------   ---------   --------   --------
                                                                                    ---------   ---------   --------   --------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            STATEMENT OF CASH FLOWS
                      FOR THE YEAR ENDED NOVEMBER 30, 1998

Cash provided by (used in) Operating Activities
  Investment income received..........................................................  $   5,755,484
  Operating expenses paid.............................................................       (586,899)
                                                                                        -------------
Net increase in cash from operating activities........................................      5,168,585
                                                                                        -------------
Cash provided by (used in) investing activities
  Purchases of investment securities..................................................   (140,769,314)
  Proceeds from disposition of investment securities..................................    107,990,576
  Net purchases/maturities of short-term investments..................................      8,080,000
                                                                                        -------------
Net decrease in cash from investing activities........................................    (24,698,738)

Cash provided by (used in) financing activities
  Proceeds from contributions.........................................................     45,437,103
  Withdrawals.........................................................................    (25,996,811)
                                                                                        -------------
Net increase in cash from financing activities........................................     19,440,292

Net increase (decrease) in cash.......................................................        (89,861)

Cash at beginning of year.............................................................        120,545
                                                                                        -------------
Cash at end of year...................................................................  $      30,684
                                                                                        -------------
                                                                                        -------------
Net decrease in net assets resulting from operations..................................  $ (33,479,576)
Adjustments:
  Decrease in dividend and interest receivable........................................         70,820
  Decrease in accrued expenses........................................................         77,339
Net loss on investment securities and foreign currency................................    (38,796,320)
                                                                                        -------------
Total adjustments.....................................................................    (38,648,161)
                                                                                        -------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES........................................  $   5,168,585
                                                                                        -------------
                                                                                        -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               THE U.S. LARGE COMPANY SERIES                         THE ENHANCED U.S.
                                ------------------------------------------------------------        LARGE COMPANY SERIES
                                                                     YEAR                      ------------------------------
                                   YEAR         YEAR       YEAR      ENDED          YEAR         YEAR       YEAR      JULY 3
                                   ENDED       ENDED      ENDED      NOV.          ENDED        ENDED      ENDED        TO
                                 NOV. 30,     NOV. 30,   NOV. 30,     30,         NOV. 30,     NOV. 30,   NOV. 30,   NOV. 30,
                                   1998         1997       1996      1995           1994         1998       1997       1996
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period (1)..................          N/A        N/A   $  13.48   $ 10.11     $  10.27       $ 12.56    $ 11.76    $ 10.00
INCOME FROM INVESTMENT
  OPERATIONS (1)
  Net Investment Income.......           --         --       0.15      0.30         0.28          0.29       0.51       0.16
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............           --         --       1.41      3.36        (0.14)         2.13       2.25       1.74
                                -----------   --------   --------   -------     ------------   --------   --------   --------
    Total From Investment
      Operations..............           --         --       1.56      3.66         0.14          2.42       2.76       1.90
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income.......           --         --      (0.16)    (0.29)       (0.29)        (0.45)     (0.54)     (0.14)
  Net Realized Gains..........           --         --      (0.08)       --        (0.01)        (1.58)     (1.42)        --
                                -----------   --------   --------   -------     ------------   --------   --------   --------
    Total Distributions.......           --         --      (0.24)    (0.29)       (0.30)        (2.03)     (1.96)     (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period
  (1).........................          N/A        N/A   $  14.80   $ 13.48     $  10.11       $ 12.95    $ 12.56    $ 11.76
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return (1)..............          N/A        N/A      11.60%#   36.77%        1.30%        24.00%     27.63%     18.95%#
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $ 1,557,174   $822,493   $466,441   $97,118     $ 48,657       $61,522    $47,616    $29,213
Ratio of Expenses to Average
  Net Assets..................         0.06%      0.07%      0.12%     0.02%(a)     0.02%(a)      0.21%      0.25%      0.29%*
Ratio of Net Investment Income
  to Average Net Assets.......         1.47%      1.75%      2.12%     2.61%(a)     2.83%(a)      4.42%      4.59%      4.60%*
Portfolio Turnover Rate.......         9.31%      4.28%     14.09%     2.38%        8.52%        86.98%    193.78%    211.07%*
-----------------------------------------------------------------------------------------------------------------------------

        *  Annualized
        #  Non-annualized
      (a)  Had certain assumption of expenses not been in effect the ratios of expenses to average net assets for the years ended
           November 30, 1995 and 1994 would have been 0.18% and 0.33%, respectively, and the ratios of net investment income to average net assets for the years ended November 30, 1995 and 1994 would have been 2.45% and 2.52%, respectively.
      (1)  For the U.S. Large Company Series, items are calculated for the period December 1, 1995 through May 31, 1996. Effective
           June 1, 1996, this Series was reorganized as a partnership, and these items are no longer applicable.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                THE U.S.
                                                                                                  4-10
                                                                                                  VALUE
                                               THE U.S. LARGE CAP VALUE SERIES                   SERIES
                                -------------------------------------------------------------   ---------
                                   YEAR          YEAR         YEAR        YEAR        YEAR       FEB. 6
                                   ENDED         ENDED        ENDED       ENDED       ENDED        TO
                                 NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                   1998          1997         1996        1995        1994        1998
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................  $     18.09   $     15.52   $   13.29   $    9.92   $  10.59    $   10.00
                                -----------   -----------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......         0.31          0.32        0.31        0.32       0.33         0.07
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............         1.71          3.38        2.57        3.53      (0.65)       (1.39)
                                -----------   -----------   ---------   ---------   ---------   ---------
    Total From Investment
      Operations..............         2.02          3.70        2.88        3.85      (0.32)       (1.32)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......        (0.32)        (0.31)      (0.31)      (0.31)     (0.35)       (0.06)
  Net Realized Gains..........        (1.00)        (0.82)      (0.34)      (0.17)        --           --
                                -----------   -----------   ---------   ---------   ---------   ---------
    Total Distributions.......        (1.32)        (1.13)      (0.65)      (0.48)     (0.35)       (0.06)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $     18.79   $     18.09   $   15.52   $   13.29   $   9.92    $    8.62
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Return..................        11.93%        25.31%      22.48%      39.26%     (3.13)%     (13.26)%#
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $ 1,755,907   $ 1,489,996   $ 987,942   $ 423,027   $198,848    $ 179,242
Ratio of Expenses to Average
  Net Assets..................         0.16%         0.18%       0.19%       0.21%      0.22%        0.17%(a)*
Ratio of Net Investment Income
  to Average Net Assets.......         1.67%         1.96%       2.37%       2.84%      3.72%        1.95%(a)*
Portfolio Turnover Rate.......        24.70%        17.71%      20.12%      29.41%     39.33%       10.46%*
---------------------------------------------------------------------------------------------------------

        *  Annualized
        #  Non-annualized
      (a)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                THE U.S. 6-10 VALUE SERIES
                                                              ---------------------------------------------------------------
                                                                 YEAR          YEAR          YEAR         YEAR        YEAR
                                                                 ENDED         ENDED         ENDED        ENDED       ENDED
                                                               NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,
                                                                 1998          1997          1996         1995        1994
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................  $     21.10   $     16.58   $     14.02   $   11.15   $  11.04
                                                              -----------   -----------   -----------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................         0.14          0.15          0.15        0.14       0.12
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................        (1.92)         5.23          2.88        3.06       0.16
                                                              -----------   -----------   -----------   ---------   ---------
    Total From Investment Operations........................        (1.78)         5.38          3.03        3.20       0.28
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.....................................        (0.16)        (0.12)        (0.15)      (0.14)     (0.12)
  Net Realized Gains........................................        (1.90)        (0.74)        (0.32)      (0.19)     (0.05)
                                                              -----------   -----------   -----------   ---------   ---------
    Total Distributions.....................................        (2.06)        (0.86)        (0.47)      (0.33)     (0.17)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $     17.26   $     21.10   $     16.58   $   14.02   $  11.15
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return................................................        (9.05)%       33.93%        22.14%      28.81%      2.52%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $ 2,435,734   $ 2,224,268   $ 1,248,213   $ 624,343   $350,277
Ratio of Expenses to Average Net Assets.....................         0.26%         0.28%         0.29%       0.32%      0.32%
Ratio of Net Investment Income to Average Net Assets........         0.78%         0.86%         1.11%       1.22%      1.50%
Portfolio Turnover Rate.....................................        22.51%        25.47%        14.91%      20.62%      8.22%
-----------------------------------------------------------------------------------------------------------------------------

                                                                         THE U.S. 6-10 SMALL COMPANY SERIES
                                                              ---------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                              NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                                1998        1997        1996        1995        1994
------------------------------------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of Period........................  $   13.82   $   12.56   $   11.26   $    9.54   $   10.39
                                                              ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................       0.10        0.11        0.13        0.12        0.12
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................      (1.28)       2.81        1.92        2.50       (0.07)
                                                              ---------   ---------   ---------   ---------   ---------
    Total From Investment Operations........................      (1.18)       2.92        2.05        2.62        0.05
------------------------------------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.....................................      (0.10)      (0.10)      (0.13)      (0.12)      (0.11)
  Net Realized Gains........................................      (1.08)      (1.56)      (0.62)      (0.78)      (0.79)
                                                              ---------   ---------   ---------   ---------   ---------
    Total Distributions.....................................      (1.18)      (1.66)      (0.75)      (0.90)      (0.90)
------------------------------------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period..............................  $   11.46   $   13.82   $   12.56   $   11.26   $    9.54
------------------------------------------------------------  ---------------------------------------------------------
------------------------------------------------------------  ---------------------------------------------------------
Total Return................................................      (8.98)%     26.47%      19.17%      29.19%       0.59%
------------------------------------------------------------  ---------------------------------------------------------
Net Assets, End of Period (thousands).......................  $ 546,803   $ 432,833   $ 268,401   $ 221,984   $ 143,630
Ratio of Expenses to Average Net Assets.....................       0.09%       0.11%       0.13%       0.15%       0.17%
Ratio of Net Investment Income to Average Net Assets........       0.88%       0.96%       1.05%       1.18%       1.11%
Portfolio Turnover Rate.....................................      29.15%      30.04%      32.38%      21.16%      27.65%
------------------------------------------------------------  ---------------------------------------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           THE U.S.
                                          9-10 SMALL
                                            COMPANY
                                            SERIES                    THE DFA INTERNATIONAL VALUE SERIES
                                          -----------   ---------------------------------------------------------------
                                             YEAR                                                   YEAR       FEB. 16
                                             ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED      ENDED        TO
                                           NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,
                                             1998          1998          1997          1996         1995        1994
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $    10.00    $     10.90   $     11.79   $     10.55   $   10.06   $  10.00
                                          -----------   -----------   -----------   -----------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................        0.06           0.22          0.24          0.23        0.20       0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       (1.14)          1.13         (0.67)         1.32        0.52       0.07
                                          -----------   -----------   -----------   -----------   ---------   ---------
    Total From Investment Operations....       (1.08)          1.35         (0.43)         1.55        0.72       0.20
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.06)         (0.27)        (0.22)        (0.23)      (0.21)     (0.13)
  Net Realized Gains....................          --          (0.03)        (0.24)        (0.08)      (0.02)     (0.01)
                                          -----------   -----------   -----------   -----------   ---------   ---------
    Total Distributions.................       (0.06)         (0.30)        (0.46)        (0.31)      (0.23)     (0.14)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $     8.86    $     11.95   $     10.90   $     11.79   $   10.55   $  10.06
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Return............................      (10.81)%        12.50%        (3.84)%       14.85%       7.20%      1.99%#
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $1,339,624    $ 1,720,249   $ 1,582,086   $ 1,356,852   $ 609,386   $348,381
Ratio of Expenses to Average Net
  Assets................................        0.16%          0.29%         0.32%         0.36%       0.42%      0.45%*(a)
Ratio of Net Investment Income to
  Average Net Assets....................        0.63%          1.90%         2.09%         2.23%       2.14%      1.84%*(a)
Portfolio Turnover Rate.................       26.44%         15.41%        22.55%        12.23%       9.75%      1.90%*
-----------------------------------------------------------------------------------------------------------------------

                                           THE JAPANESE SMALL COMPANY SERIES
                                          -----------------------------------
                                                          YEAR
                                          YEAR ENDED      ENDED     AUG. 9 TO
                                           NOV. 30,     NOV. 30,    NOV. 30,
                                             1998         1997        1996
----------------------------------------  -----------------------------------
Net Asset Value, Beginning of Period....          N/A+        N/A+        N/A+
                                          -----------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................           --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........           --          --          --
                                          -----------   ---------   ---------
    Total From Investment Operations....           --          --          --
----------------------------------------  -----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................           --          --          --
  Net Realized Gains....................           --          --          --
                                          -----------   ---------   ---------
    Total Distributions.................           --          --          --
----------------------------------------  -----------------------------------
Net Asset Value, End of Period..........          N/A+        N/A+        N/A+
----------------------------------------  -----------------------------------
----------------------------------------  -----------------------------------
Total Return............................          N/A+        N/A+        N/A+
----------------------------------------  -----------------------------------
Net Assets, End of Period (thousands)...   $  190,004   $ 175,342   $ 329,682
Ratio of Expenses to Average Net
  Assets................................         0.28%       0.29%       0.29%*
Ratio of Net Investment Income to
  Average Net Assets....................         1.29%       0.93%       0.76%*
Portfolio Turnover Rate.................         8.14%      13.17%       1.67%*
----------------------------------------  -----------------------------------

        *  Annualized

        #  Non-annualized

      (a)  Had certain waivers not been in effect the ratio of expenses to average net assets for the period ended November 30, 1994 would have been 0.48%, and the ratio of net investment income to average net assets for the period ended November 30,
           1994 would have been 1.81%.

        +  Not applicable as The Japanese Small Company Series is organized as a Partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   THE PACIFIC RIM                       THE UNITED KINGDOM
                                                 SMALL COMPANY SERIES                   SMALL COMPANY SERIES
                                          ----------------------------------     ----------------------------------
                                            YEAR        YEAR        AUG. 9         YEAR        YEAR        AUG. 9
                                            ENDED       ENDED         TO           ENDED       ENDED         TO
                                          NOV. 30,    NOV. 30,     NOV. 30,      NOV. 30,    NOV. 30,     NOV. 30,
                                            1998        1997         1996          1998        1997         1996
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....       N/A+        N/A+       N/A+            N/A+        N/A+       N/A+
                                          ---------   ---------   ----------     ---------   ---------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................         --          --         --              --          --         --
Net Gains (Losses) on Securities
  (Realized and Unrealized).............         --          --         --              --          --         --
                                          ---------   ---------   ----------     ---------   ---------   ----------
    Total From Investment Operations....         --          --         --              --          --         --
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................         --          --         --              --          --         --
  Net Realized Gains....................         --          --         --              --          --         --
                                          ---------   ---------   ----------     ---------   ---------   ----------
    Total Distributions.................         --          --         --              --          --         --
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........       N/A+        N/A+       N/A+            N/A+        N/A+       N/A+
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return............................       N/A+        N/A+       N/A+            N/A+        N/A+       N/A+
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $ 139,881   $ 147,795   $231,481       $ 127,485   $ 171,851   $182,625
Ratio of Expenses to Average Net
  Assets................................       0.38%       0.40%      0.45%*          0.26%       0.25%      0.29%*
Ratio of Net Investment Income to
  Average Net Assets....................       4.01%       2.45%      2.50%*          3.66%       2.86%      2.94%*
Portfolio Turnover Rate.................      25.84%      24.00%      8.04%*         11.26%       4.26%      4.55%*
-------------------------------------------------------------------------------------------------------------------

                                                     THE CONTINENTAL
                                                   SMALL COMPANY SERIES
                                            ----------------------------------
                                              YEAR        YEAR        AUG. 9
                                              ENDED       ENDED         TO
                                            NOV. 30,    NOV. 30,     NOV. 30,
                                              1998        1997         1996
----------------------------------------    ----------------------------------
Net Asset Value, Beginning of Period....         N/A+        N/A+         N/A+
                                            ---------   ---------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................           --          --           --
Net Gains (Losses) on Securities
  (Realized and Unrealized).............           --          --           --
                                            ---------   ---------   ----------
    Total From Investment Operations....           --          --           --
----------------------------------------    ----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................           --          --           --
  Net Realized Gains....................           --          --           --
                                            ---------   ---------   ----------
    Total Distributions.................           --          --           --
----------------------------------------    ----------------------------------
Net Asset Value, End of Period..........         N/A+        N/A+         N/A+
----------------------------------------    ----------------------------------
----------------------------------------    ----------------------------------
Total Return............................         N/A+        N/A+         N/A+
----------------------------------------    ----------------------------------
Net Assets, End of Period (thousands)...    $ 304,402   $ 323,610   $  335,882
Ratio of Expenses to Average Net
  Assets................................         0.27%       0.29%        0.31%*
Ratio of Net Investment Income to
  Average Net Assets....................         1.76%       1.84%        0.27%*
Portfolio Turnover Rate.................         0.74%       3.46%        6.69%*
----------------------------------------    ----------------------------------

        *  Annualized
        +  Not applicable as The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small
           Company Series are organized as Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                        THE EMERGING
                                                                                                          MARKETS
                                                                                                         SMALL CAP
                                                    THE EMERGING MARKETS SERIES                            SERIES
                                     ----------------------------------------------------------   ------------------------
                                       YEAR        YEAR        YEAR        YEAR       APRIL 25      YEAR      DEC. 2, 1996
                                       ENDED       ENDED       ENDED       ENDED         TO         ENDED          TO
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,    NOV. 30,      NOV. 30,
                                       1998        1997        1996        1995         1994        1998          1997
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+       N/A+        N/A+         N/A+          N/A+
                                     ---------   ---------   ---------   ---------   ----------   ---------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............         --          --          --         --          --           --            --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......         --          --          --         --          --           --            --
                                     ---------   ---------   ---------   ---------   ----------   ---------   ------------
    Total From Investment
      Operations...................         --          --          --         --          --           --            --
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............         --          --          --         --          --           --            --
  Net Realized Gains...............         --          --          --         --          --           --            --
                                     ---------   ---------   ---------   ---------   ----------   ---------   ------------
    Total Distributions............         --          --          --         --          --           --            --
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+       N/A+        N/A+         N/A+          N/A+
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return.......................       N/A+        N/A+        N/A+       N/A+        N/A+         N/A+          N/A+
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $ 231,632   $ 220,941   $ 162,075   $ 49,351    $ 15,724     $ 21,399      $ 19,449
Ratio of Expenses to Average Net
  Assets...........................       0.53%       0.54%       0.66%      0.87%       1.49%*       0.88%         0.90%*
Ratio of Net Investment Income to
  Average Net Assets...............       1.66%       1.63%       1.63%      1.70%       0.56%*       2.32%         1.90%*
Portfolio Turnover Rate............       9.76%       0.54%       0.37%      8.17%       1.28%*      13.41%         2.54%*
--------------------------------------------------------------------------------------------------------------------------

        *  Annualized
        +  Not applicable as The Emerging Markets Series and The Emerging Markets Small Cap Series are organized as a partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              THE DFA ONE-YEAR FIXED INCOME SERIES (1)
                                                    -------------------------------------------------------------
                                                                                  YEAR        YEAR        YEAR
                                                    YEAR ENDED    YEAR ENDED      ENDED       ENDED       ENDED
                                                     NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,
                                                       1998          1997         1996        1995        1994
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..............  $     10.01   $     10.03   $   10.00   $    9.84   $   10.06
                                                    -----------   -----------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................         0.56          0.59        0.56        0.60        0.44
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................         0.02         (0.02)       0.03        0.16       (0.18)
                                                    -----------   -----------   ---------   ---------   ---------
    Total From Investment Operations..............         0.58          0.57        0.59        0.76        0.26
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........................        (0.57)        (0.59)      (0.56)      (0.60)      (0.43)
  Net Realized Gains..............................           --            --          --          --       (0.05)
                                                    -----------   -----------   ---------   ---------   ---------
Total Distributions...............................        (0.57)        (0.59)      (0.56)      (0.60)      (0.48)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $     10.02   $     10.01   $   10.03   $   10.00   $    9.84
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Return......................................         5.92%         5.83%       6.10%       7.91%       2.61%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $   869,993   $   782,236   $ 859,293   $ 705,554   $ 592,286
Ratio of Expenses to Average Net Assets...........         0.09%         0.10%       0.09%       0.10%       0.10%
Ratio of Net Investment Income to Average Net
  Assets..........................................         5.61%         5.85%       5.62%       6.04%       4.41%
Portfolio Turnover Rate...........................        23.62%        82.84%      95.84%      81.31%     140.82%
-----------------------------------------------------------------------------------------------------------------

                                                       THE DFA TWO-YEAR GLOBAL FIXED
                                                               INCOME SERIES
                                                    -----------------------------------
                                                                    YEAR
                                                    YEAR ENDED      ENDED     FEB 9 TO
                                                     NOV. 30,     NOV. 30,    NOV. 30,
                                                       1998         1997        1996
--------------------------------------------------  -----------------------------------
Net Asset Value, Beginning of Period..............   $    10.22   $   10.34   $   10.00
                                                    -----------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................         0.44        0.48        0.34
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................         0.19        0.12        0.25
                                                    -----------   ---------   ---------
    Total From Investment Operations..............         0.63        0.60        0.59
--------------------------------------------------  -----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........................        (0.62)      (0.71)      (0.25)
  Net Realized Gains..............................        (0.02)      (0.01)         --
                                                    -----------   ---------   ---------
Total Distributions...............................        (0.64)      (0.72)      (0.25)
--------------------------------------------------  -----------------------------------
Net Asset Value, End of Period....................   $    10.21   $   10.22   $   10.34
--------------------------------------------------  -----------------------------------
--------------------------------------------------  -----------------------------------
Total Return......................................         6.48%       5.96%       6.01%#
--------------------------------------------------  -----------------------------------
Net Assets, End of Period (thousands).............   $  440,842   $ 418,907   $ 319,272
Ratio of Expenses to Average Net Assets...........         0.16%       0.18%       0.20%*
Ratio of Net Investment Income to Average Net
  Assets..........................................         4.28%       4.64%       4.51%*
Portfolio Turnover Rate...........................       112.93%     119.27%      87.07%*
--------------------------------------------------  -----------------------------------

        *  Annualized

        #  Non-annualized

      (1)  Restated to reflect a 900% stock dividend as of January 2, 1996.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1998, the Trust consisted of sixteen investment portfolios (collectively, the "Series"):

The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. 4-10 Value Series
The U.S. 6-10 Value Series
The U.S. 6-10 Small Company Series
The U.S. 9-10 Small Company Series
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
(the "International Equity Portfolios")

    Effective August 1, 1997, The U.S. Small Cap Value Series changed its name to The U.S. 6-10 Value Series.

    On December 1, 1997, The U.S. 9-10 Small Company Portfolio transferred its investable assets for shares with an equal value of The U.S. 9-10 Small Company Series of The DFA Investment Trust Company, a newly created series. This portfolio invests solely in this series. The series will also issue its shares to other investors.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees. At November 30, 1998, approximately $36,288,000 of Malaysian securities representing 26.0% of total investments held by The Pacific Rim Small Company Series were fair valued. As of September 10, 1998, The Pacific Rim Small Company Series ceased offering its shares to new investors as a consequence of restrictions imposed by the Malaysian government on the repatriation of assets by foreign investors.

    Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S.

dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series, The U.S. 9-10 Small Company Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. Large Company Series....................................  .025 of 1%
The Enhanced U.S. Large Company Series...........................  .05 of 1%
The U.S. Large Cap Value Series..................................  .10 of 1%
The U.S. 4-10 Value Series.......................................  .10 of 1%
The U.S. 6-10 Value Series.......................................  .20 of 1%
The U.S. 6-10 Small Company Series...............................  .03 of 1%
The U.S. 9-10 Small Company Series...............................  .10 of 1%
The DFA International Value Series...............................  .20 of 1%
The Japanese Small Company Series................................  .10 of 1%
The Pacific Rim Small Company Series.............................  .10 of 1%
The United Kingdom Small Company Series..........................  .10 of 1%
The Continental Small Company Series.............................  .10 of 1%
The Emerging Markets Series......................................  .10 of 1%
The Emerging Markets Small Cap Series............................  .20 of 1%
The DFA One-Year Fixed Income Series.............................  .05 of 1%
The DFA Two-Year Global Fixed Income Series......................  .05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 1998, the Series made the following purchases and sales of investment securities:

                                                                 U.S. GOVERNMENT        OTHER INVESTMENT
                                                                    SECURITIES             SECURITIES
                                                              ----------------------  --------------------
                                                               PURCHASES     SALES    PURCHASES    SALES
                                                              -----------  ---------  ---------  ---------
                                                                 (000)       (000)      (000)      (000)
The U.S. Large Company Series...............................          --          --  $ 513,170  $ 107,862
The Enhanced U.S. Large Company Series......................          --          --     41,180      2,054
The U.S. Large Cap Value Series.............................          --          --    503,556    404,421
The U.S. 4-10 Value Series..................................          --          --    205,201     10,743
The U.S. 6-10 Value Series..................................          --          --    993,193    522,776
The U.S. 6-10 Small Company Series..........................          --          --    316,737    141,959
The U.S. 9-10 Small Company Series..........................          --          --    383,593    376,799
The DFA International Value Series..........................          --          --    261,205    283,971
The Japanese Small Company Series...........................          --          --     34,227     15,591
The Pacific Rim Small Company Series........................          --          --     56,103     33,441
The United Kingdom Small Company Series.....................          --          --     17,197     35,337
The Continental Small Company Series........................          --          --      2,400     78,137
The Emerging Markets Series.................................          --          --     67,933     21,083
The Emerging Markets Small Cap Series.......................          --          --      7,709      2,488
The DFA One-Year Fixed Income Series........................          --   $  51,957     90,053    459,221
The DFA Two-Year Global Fixed Income Series.................          --          --    451,236    541,526

E. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of futures, swap contracts, investment securities and foreign currencies for each Series were as follows:

                                                                 GROSS           GROSS
                                                               UNREALIZED      UNREALIZED
                                                              APPRECIATION    DEPRECIATION      NET
                                                             --------------  --------------  ----------
                                                                 (000)           (000)         (000)
The U.S. Large Company Series..............................    $  571,157      $  (18,174)   $  552,983
The Enhanced U.S. Large Company Series.....................         2,250            (169)        2,081
The U.S. Large Cap Value Series............................       425,729         (94,103)      331,626
The U.S. 4-10 Value Series.................................        10,912         (28,343)      (17,431)
The U.S. 6-10 Value Series.................................       487,631        (421,185)       66,446
The U.S. 6-10 Small Company Series.........................        95,029        (113,580)      (18,551)
The U.S. 9-10 Small Company Series.........................       375,484        (301,027)       74,457
The DFA International Value Series.........................       413,521        (272,462)      141,059
The Japanese Small Company Series..........................            --        (223,314)     (223,314)
The Pacific Rim Small Company Series.......................         8,704        (117,796)     (109,092)
The United Kingdom Small Company Series....................        36,160         (39,268)       (3,108)
The Continental Small Company Series.......................       112,785         (31,028)       81,757
The Emerging Markets Series................................        33,989        (102,910)      (68,921)
The Emerging Markets Small Cap Series......................         3,179         (14,544)      (11,365)
The DFA One-Year Fixed Income Series.......................           180             (59)          121
The DFA Two-Year Global Fixed Income Series................         3,650            (869)        2,781

    At November 30, 1998, The DFA One-Year Fixed Income Series had a capital loss carryover for federal income tax purposes of approximately $324,000 of which $23,000 and $301,000 expire on November 30, 2002 and 2004, respectively.

F. COMPONENTS OF NET ASSETS:

                                                  AT NOVEMBER 30, 1998 NET ASSETS CONSIST OF:
                           ------------------------------------------------------------------------------------------
                                                             (AMOUNTS IN THOUSANDS)
                                                                                          UNREALIZED
                                                                                         APPRECIATION
                                                                                        (DEPRECIATION)
                                                                                              OF
                                                                       UNDISTRIBUTED    FUTURES, SWAP     UNREALIZED
                                       UNDISTRIBUTED                   NET REALIZED       CONTRACTS,      NET FOREIGN
                                            NET        UNDISTRIBUTED      FOREIGN         INVESTMENT       EXCHANGE
                            PAID-IN     INVESTMENT     NET REALIZED      EXCHANGE       SECURITIES AND       GAIN       TOTAL NET
                            CAPITAL    INCOME (LOSS)    GAIN (LOSS)     GAIN (LOSS)    FOREIGN CURRENCY     (LOSS)        ASSETS
                           ----------  -------------   -------------   -------------   ----------------   -----------   ----------
The Enhanced U.S. Large
 Company Series..........  $   52,296     $   424         $ 1,975         $(1,368)         $  8,305         $ (110)     $   61,522
The U.S. Large Cap Value
 Series..................   1,287,321         971         135,989              --           331,626             --       1,755,907
The U.S. 4-10 Value
 Series..................     195,479         223             971              --           (17,431)            --         179,242
The U.S. 6-10 Value
 Series..................   2,163,416       1,045         204,827              --            66,446             --       2,435,734
The U.S. 6-10 Small
 Company Series..........     515,925         271          47,942              --           (17,335)            --         546,803
The U.S. 9-10 Small
 Company Series..........   1,140,412         335         124,420              --            74,457             --       1,339,624
The DFA International
 Value Series............   1,566,373      (5,619)         12,960             895           145,500            140       1,720,249
The DFA One-Year Fixed
 Income Series...........     866,437       3,767            (332)             --               121             --         869,993
The DFA Two-Year Global
 Fixed Income Series.....     433,551       1,163             572             122             2,782            652         440,842


                            NUMBER OF
                              SHARES
                            AUTHORIZED
                           ------------
The Enhanced U.S. Large
 Company Series..........   Unlimited
The U.S. Large Cap Value
 Series..................   Unlimited
The U.S. 4-10 Value
 Series..................   Unlimited
The U.S. 6-10 Value
 Series..................   Unlimited
The U.S. 6-10 Small
 Company Series..........   Unlimited
The U.S. 9-10 Small
 Company Series..........   Unlimited
The DFA International
 Value Series............   Unlimited
The DFA One-Year Fixed
 Income Series...........   Unlimited
The DFA Two-Year Global
 Fixed Income Series.....   Unlimited

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1998.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1998, The Enhanced U.S. Large Company and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

THE ENHANCED U.S. LARGE COMPANY SERIES

                                                                                            UNREALIZED
                                                                                             FOREIGN
EXPIRATION                                               CONTRACT          VALUE AT          EXCHANGE
   DATE                  CURRENCY SOLD                    AMOUNT       NOVEMBER 30, 1998   GAIN (LOSS)
----------  ----------------------------------------  --------------  -------------------  ------------
 12/21/98       20,610,630  Swedish Krona             $    2,562,637    $     2,540,602     $   22,035
 12/23/98        1,087,695  Australian Dollar                699,659            683,943         15,716
 12/24/98       73,262,612  French Francs                 12,908,442         12,909,522         (1,080)
 12/24/98       11,988,395  Netherlands Guilders           6,294,465          6,287,906          6,559
 12/28/98       21,021,914  German Marks                  12,432,139         12,433,264         (1,125)
                                                      --------------  -------------------  ------------
                                                      $   34,897,342    $    34,855,237     $   42,105
                                                      --------------  -------------------  ------------
                                                      --------------  -------------------  ------------

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                                                                                              UNREALIZED
                                                                                               FOREIGN
EXPIRATION                                                               VALUE AT NOVEMBER     EXCHANGE
   DATE                  CURRENCY SOLD                CONTRACT AMOUNT        30, 1998        GAIN (LOSS)
----------  ----------------------------------------  ----------------  -------------------  ------------
 12/21/98       43,727,967  Swedish Krona             $      5,447,468   $       5,390,196   $     57,272
 12/21/98      112,213,430  Swedish Krona                   13,952,133          13,832,164        119,969
 12/23/98       42,352,412  Australian Dollars              27,243,165          26,631,210        611,955
 12/24/98      683,817,811  French Francs                  120,566,963         120,577,057        (10,094)
 12/28/98      199,291,320  German Marks                   117,858,794         117,869,457        (10,663)
 12/30/98       37,719,899  Netherlands Guilders            19,622,242          19,784,062       (161,820)
                                                      ----------------  -------------------  ------------
                                                      $    304,690,765   $     304,084,146   $    606,619
                                                      ----------------  -------------------  ------------
                                                      ----------------  -------------------  ------------

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    4. FUTURES CONTRACTS. During the year ended November 30, 1998, The Enhanced U.S. Large Company Series (Enhanced) entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Enhanced deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Enhanced records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At November 30, 1998, Enhanced had outstanding 190 long futures contracts on the S&P 500 Index, 188 of which expire on December 18, 1998, and two of which expire on September 17, 1999. The value of such contracts on November 30, 1998 was $55,235,000, which resulted in an unrealized gain of $6,220,902.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

    5. EQUITY INDEX SWAPS. Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counter party, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At November 30, 1998, Enhanced had an outstanding equity index swap with Morgan Stanley dated July 15, 1998 (which represents approximately 11% of the net assets of Enhanced), terminating on January 15, 1999. The notional value of the swap was $6,180,675, and Enhanced had recorded net unrealized depreciation of $155,583, all of which Enhanced owed to Morgan Stanley. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.15% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks may arise upon entering into equity index swaps in the event of the default or bankruptcy of a swap agreement counter party.

H. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1998 borrowings under the line were as follows:

                                                                                                   MAXIMUM
                                                                                                    AMOUNT
                                            WEIGHTED        WEIGHTED      NUMBER OF    INTEREST    BORROWED
                                             AVERAGE        AVERAGE         DAYS       EXPENSE    DURING THE
                                          INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     PERIOD
                                          -------------   ------------   -----------   -------   ------------
The U.S. Large Company Series...........      6.25%        $5,573,087         19       $31,901   $33,400,000
The U.S. Large Cap Value Series.........      6.08%         3,038,667          3         1,539     3,596,000
The U.S. 6-10 Small Company Series......      5.99%         3,337,500          7         4,440     5,102,000
The United Kingdom Small Company
  Series................................      5.97%           460,000          2            53       160,000

    There were no outstanding borrowings under the line of credit at November 30, 1998.

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1998 was reinvested into overnight repurchase agreements with Warburg Dillon Reed and Lehman Brothers, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at November 30, 1998, was as follows:

                                                                                            VALUE OF
                                                                                         COLLATERAL ON
                                                                          VALUE OF         OVERNIGHT
                                                        VALUE OF       COLLATERAL AND      REPURCHASE
DOMESTIC EQUITY PORTFOLIOS                             SECURITIES     INDEMNIFICATION      AGREEMENTS
--------------------------------------------------  ----------------  ----------------  ----------------
The U.S. Large Company Series.....................  $      6,188,118  $      6,672,900  $      6,228,371
The U.S. Large Cap Value Series...................         9,473,197         9,885,206         9,688,577
The U.S. 6-10 Value Series........................        71,765,669        87,880,225        89,965,361
The U.S. 6-10 Small Company Series................        42,466,849        50,554,015        51,903,093
The U.S. 9-10 Small Company Series................        61,428,446       138,530,637        80,968,825


INTERNATIONAL EQUITY PORTFOLIOS
--------------------------------------------------
The DFA International Value Series................  $    124,139,275  $    135,315,041  $    155,880,092
The Japanese Small Company Series.................        30,104,229        32,589,517        32,930,970
The Pacific Rim Small Company Series..............         2,259,634         2,600,358         2,594,524
The Continental Small Company Series..............        11,980,896        12,421,556        13,917,761

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments of The DFA Investment Trust Company comprising, respectively, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series, The U.S. 9-10 Small Company Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series, and The DFA Two-Year Global Fixed Income Series (the "Fund"), and the related statements of operations, of changes in net assets, of cash flows of the Pacific Rim Small Company Series and the financial highlights present fairly, in all material respects, the financial position of the DFA Investment Trust Company, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series, The U.S. 9-10 Small Company Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, at November 30 ,1998, the results of their operations, the changes in there net assets, their cash flows for the Pacific Rim Small Company Series and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "Financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999